UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


[LOGO]
   SEI New ways.
       New answers.(R)

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SEI Institutional Managed Trust

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Semi-Annual Report as of March 31, 2007

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Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

Large Cap Diversified Alpha Fund

Small Cap Value Fund

Small Cap Growth Fund

Tax-Managed Small Cap Fund

Small/Mid Cap Diversified Alpha Fund

Mid-Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

High Yield Bond Fund

TABLE OF CONTENTS

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Schedules of Investments                                                       1
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Statements of Assets and Liabilities                                         166
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Statements of Operations                                                     170
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Statements of Changes in Net Assets                                          174
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Financial Highlights                                                         178
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Notes to Financial Statements                                                182
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Disclosure of Fund Expenses                                                  194
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Board of Trustees Considerations in Approving
   the Advisory and Sub-Advisory Agreements                                  196
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The Trust files its complete schedule of portfolio  holdings with the Securities and Exchange Commission ("Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                         37.7%
Energy                             11.1%
Consumer Discretionary              8.8%
Consumer Staples                    7.1%
Industrials                         6.4%
Health Care                         6.2%
Telecommunication Services          5.6%
Utilities                           5.1%
Short-Term Investments              4.6%
Materials                           3.8%
Information Technology              3.3%
Asset-Backed Securities             0.2%
U.S. Treasury Obligation            0.1%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.9%+++

CONSUMER DISCRETIONARY -- 9.8%
   Apollo Group, Cl A (B)*                               56,400   $       2,476
   Autoliv                                              267,000          15,248
   Barnes & Noble                                        94,200           3,716
   Big Lots (B)*                                         97,900           3,062
   Black & Decker                                        53,100           4,334
   BorgWarner (B)                                        97,300           7,338
   Brinker International                                 60,750           1,987
   Cablevision Systems, Cl A (B)                         69,100           2,103
   CBS, Cl B                                            482,700          14,766
   Clear Channel Communications                           9,200             322
   Coach*                                                93,800           4,695
   Comcast, Cl A (B)*                                   912,750          23,686
   DaimlerChrysler                                       28,100           2,299
   Dillard's, Cl A (B)                                   43,700           1,430
   DIRECTV Group*                                       240,400           5,546
   Dollar Tree Stores*                                  144,000           5,507
   Eastman Kodak (B)                                    167,400           3,777
   Family Dollar Stores                                  27,800             823
   Federated Department Stores (B)                      203,000           9,145
   Foot Locker                                           19,400             457
   Ford Motor (B)                                       379,200           2,992
   Fortune Brands (B)                                    51,800           4,083
   Gannett                                              108,900           6,130
   Gap                                                  190,100           3,272
   General Motors (B)                                   311,300           9,538
   Genuine Parts                                         12,000             588
   Goodyear Tire & Rubber (B)*                          142,800           4,454
   Harrah's Entertainment                                 2,100             177
   Hasbro                                               482,700          13,815
   Home Depot                                           116,700           4,288
   IAC/InterActive*                                      15,200             573
   Idearc*                                               87,255           3,063
   Interpublic Group (B)*                               103,400           1,273
   J.C. Penney                                           31,500           2,588

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                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Jarden*                                               11,600   $         444
   Johnson Controls                                      31,000           2,933
   Jones Apparel Group                                  192,300           5,909
   KB Home (B)                                           50,500           2,155
   Kohl's (B)*                                           27,500           2,107
   Leggett & Platt                                        5,300             120
   Lennar, Cl A (B)                                      44,400           1,874
   Liberty Global, Cl A (B)*                             63,400           2,088
   Liberty Media Holding-Capital, Ser A*                 48,100           5,319
   Liberty Media Holding-Interactive, Cl A (B)*          41,500             989
   Limited Brands                                        47,700           1,243
   Liz Claiborne                                          3,400             146
   Mattel                                               689,300          19,004
   McDonald's                                           587,400          26,462
   McGraw-Hill                                           72,900           4,584
   Newell Rubbermaid                                     63,900           1,987
   News, Cl A                                           240,800           5,567
   NVR (B)*                                               5,900           3,924
   OfficeMax                                             48,000           2,532
   Pulte Homes (B)                                      127,900           3,384
   RadioShack                                             5,900             159
   Saks (B)                                             257,300           5,362
   Sears Holdings*                                       11,300           2,036
   Service International                                 14,700             174
   Shaw Communications, Cl B                            221,200           8,167
   Sherwin-Williams                                      21,700           1,433
   Snap-On                                               33,500           1,611
   Stanley Works                                         39,397           2,181
   Starwood Hotels & Resorts Worldwide                   42,100           2,730
   Target                                                39,900           2,364
   Time Warner                                        2,103,200          41,475
   Tribune (B)                                          255,700           8,211
   VF                                                   169,600          14,012
   Walt Disney (B)                                      206,100           7,096
   Warner Music Group                                    11,400             195
   Wendy's International                                 65,500           2,050
   Whirlpool (B)                                         54,400           4,619
                                                                  --------------
                                                                        366,197
                                                                  --------------

CONSUMER STAPLES -- 7.9%
   Alberto-Culver*                                       39,700             908
   Altria Group                                         429,600          37,723
   Anheuser-Busch                                        38,200           1,928
   Archer-Daniels-Midland                               230,500           8,459
   Bunge (B)                                             40,000           3,289
   Campbell Soup (B)                                     67,700           2,637
   Clorox                                                24,400           1,554
   Coca-Cola                                            292,200          14,026
   Coca-Cola Enterprises                                299,900           6,073
   Colgate-Palmolive                                     89,600           5,984
   ConAgra Foods                                        429,200          10,691


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SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007          1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Constellation Brands, Cl A*                            1,600   $          34
   Corn Products International                           48,000           1,708
   Costco Wholesale                                      11,900             641
   CVS                                                   15,920             544
   Dean Foods*                                          110,600           5,169
   Del Monte Foods                                      395,500           4,540
   Energizer Holdings (B)*                                7,400             631
   Estee Lauder, Cl A                                   164,200           8,021
   General Mills                                        130,600           7,604
   Hershey (B)                                           45,400           2,482
   HJ Heinz                                             113,700           5,358
   Hormel Foods                                          37,800           1,406
   JM Smucker                                            30,500           1,626
   Kellogg (B)                                           30,800           1,584
   Kimberly-Clark                                       207,000          14,177
   Kraft Foods, Cl A (B)                                 97,100           3,074
   Kroger                                               571,400          16,142
   Loews - Carolina                                      57,400           4,340
   McCormick                                             18,500             713
   Molson Coors Brewing, Cl B (B)                        83,600           7,910
   Pepsi Bottling Group                                  32,000           1,021
   PepsiAmericas                                        170,100           3,797
   PepsiCo                                               89,300           5,676
   Procter & Gamble                                     804,400          50,806
   Reynolds American (B)                                291,200          18,174
   Safeway (B)                                          295,027          10,810
   Sara Lee                                             228,900           3,873
   Supervalu                                            115,745           4,522
   Tyson Foods, Cl A (B)                                176,700           3,430
   UST (B)                                              158,200           9,172
   WM Wrigley Jr. (B)                                    49,600           2,526
                                                                  --------------
                                                                        294,783
                                                                  --------------
ENERGY -- 12.7%
   Anadarko Petroleum                                   158,000           6,791
   BP ADR*                                               16,700           1,081
   Cabot Oil & Gas                                       11,100             747
   Chevron                                            1,303,000          96,370
   ConocoPhillips                                       671,493          45,896
   Devon Energy                                         216,100          14,958
   EnCana                                                86,800           4,395
   Exxon Mobil                                        2,900,300         218,828
   Frontier Oil                                          21,600             705
   Halliburton (B)                                       76,100           2,415
   Hess                                                  61,500           3,411
   Holly (B)                                             96,200           5,705
   Marathon Oil                                         408,400          40,362
   Noble Energy                                         109,000           6,502
   Occidental Petroleum                                 106,100           5,232
   Overseas Shipholding Group                            13,600             851
   SEACOR Holdings (B)*                                   9,000             886
   Spectra Energy*                                        6,724             177
   Sunoco                                               115,700           8,150

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                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Tesoro (B)                                             3,000   $         301
   Unit*                                                 42,500           2,150
   Valero Energy                                        160,500          10,351
   Williams                                              16,400             467
                                                                  --------------
                                                                        476,731
                                                                  --------------
FINANCIALS -- 33.8%
   A.G. Edwards                                         138,900           9,609
   ACE                                                   49,100           2,802
   Alleghany*                                             2,550             953
   Allied Capital (B)                                    51,900           1,495
   Allstate                                             499,200          29,982
   AMB Property+                                          4,900             288
   AMBAC Financial Group (B)                             26,000           2,246
   American Capital Strategies (B)                       41,500           1,839
   American Financial Group (B)                          58,200           1,981
   American International Group                       1,022,900          68,759
   Ameriprise Financial                                  11,100             634
   Annaly Capital Management+                           104,300           1,615
   AON (B)                                              125,700           4,772
   Apartment Investment &
     Management, Cl A+ (B)                               40,200           2,319
   Archstone-Smith Trust+ (B)                            33,500           1,818
   Assurant                                             178,800           9,589
   Astoria Financial                                    112,000           2,978
   AvalonBay Communities+                                28,900           3,757
   Axis Capital Holdings                                122,700           4,155
   Bancorpsouth                                           9,300             227
   Bank of America                                    2,522,050         128,675
   Bank of New York                                      32,900           1,334
   BB&T                                                 440,300          18,061
   Bear Stearns (B)                                      36,500           5,488
   Boston Properties+ (B)                                24,700           2,900
   BRE Properties, Cl A+                                 33,000           2,084
   Brookfield Asset Management, Cl A                    125,800           6,574
   Camden Property Trust+                                23,000           1,617
   CapitalSource+ (B)                                    15,600             392
   Chicago Mercantile Exchange
     Holdings, Cl A                                       5,700           3,035
   Chubb                                                242,800          12,546
   Cincinnati Financial                                   5,300             225
   CIT Group                                            193,000          10,214
   Citigroup                                          2,997,200         153,876
   Colonial BancGroup                                    11,400             282
   Comerica (B)                                         326,400          19,297
   Compass Bancshares                                    28,400           1,954
   Countrywide Financial                                425,900          14,327
   Credicorp                                              6,600             322
   Cullen/Frost Bankers                                   1,600              84
   Developers Diversified Realty+ (B)                    12,500             786
   Douglas Emmett+*                                       5,000             128
   Duke Realty+                                          20,900             909
   Equity Residential+ (B)                               43,500           2,098


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2          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Erie Indemnity, Cl A                                     700   $          37
   Essex Property Trust+                                  9,000           1,165
   Fannie Mae                                           368,900          20,135
   Federal Realty Investment Trust+                       6,600             598
   Fidelity National Financial, Cl A                    149,204           3,582
   First American                                        86,000           4,362
   First Horizon National (B)                            68,600           2,849
   First Marblehead (B)                                  94,500           4,242
   Franklin Resources                                    24,700           2,985
   Freddie Mac                                          212,200          12,624
   Friedman Billings Ramsey Group,
     Cl A+ (B)                                          274,800           1,517
   Genworth Financial, Cl A                             211,800           7,400
   Goldman Sachs Group                                   67,800          14,010
   Hanover Insurance Group                               28,000           1,291
   Hartford Financial Services Group                    186,700          17,845
   Health Care Property Investors+ (B)                   38,600           1,391
   Health Care+ (B)                                      10,100             443
   Hospitality Properties Trust+                          5,200             243
   Host Hotels & Resorts+ (B)                            82,260           2,164
   HRPT Properties Trust+                                46,200             568
   Hudson City Bancorp                                   40,800             558
   IndyMac Bancorp (B)                                  200,900           6,439
   iStar Financial+ (B)                                  39,500           1,850
   Janus Capital Group (B)                              173,600           3,630
   Jefferies Group                                        3,600             104
   Jones Lang LaSalle                                    47,700           4,974
   JPMorgan Chase                                     2,035,628          98,484
   Keycorp (B)                                          513,300          19,233
   Kimco Realty+                                         25,815           1,258
   Lehman Brothers Holdings (B)                         197,700          13,853
   Leucadia National (B)                                 17,500             515
   Lincoln National                                     161,867          10,973
   Loews                                                433,000          19,671
   M&T Bank                                              17,000           1,969
   Mack-Cali Realty+                                     11,300             538
   Markel*                                                4,000           1,939
   Marsh & McLennan                                      18,300             536
   Marshall & Ilsley                                      1,900              88
   MBIA (B)                                             154,300          10,105
   Mellon Financial (B)                                   9,700             419
   Merrill Lynch                                        547,300          44,698
   Metlife                                               96,200           6,075
   MGIC Investment                                       78,700           4,637
   Morgan Stanley                                       431,200          33,961
   National City (B)                                    746,400          27,803
   Nationwide Financial Services, Cl A                  135,600           7,303
   New York Community Bancorp                            17,800             313
   Northern Trust                                         1,000              60
   NYSE Group (B)*                                        8,700             816
   Odyssey Re Holdings (B)                               25,600           1,006
   Old Republic International                           296,700           6,563
   Philadelphia Consolidated Holding*                     6,000             264

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                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   PMI Group                                            173,600   $       7,850
   PNC Financial Services Group                         129,155           9,295
   Popular (B)                                          111,000           1,838
   Principal Financial Group                            112,000           6,705
   Prologis+                                             18,700           1,214
   Prudential Financial                                  80,400           7,257
   Public Storage+                                        6,900             653
   Radian Group (B)                                      98,900           5,428
   Realogy*                                               4,800             142
   Regency Centers+ (B)                                   4,200             351
   Regions Financial                                    607,818          21,499
   Reinsurance Group of America                          18,100           1,045
   Safeco (B)                                           172,300          11,446
   Simon Property Group+ (B)                             18,000           2,003
   SL Green Realty+ (B)                                   5,566             764
   Sovereign Bancorp                                     16,700             425
   SunTrust Banks                                       311,100          25,834
   Taubman Centers+                                      13,900             806
   Torchmark                                             17,600           1,154
   Travelers                                            645,200          33,402
   UnumProvident (B)                                    214,100           4,931
   US Bancorp (B)                                     1,317,900          46,087
   Valley National Bancorp (B)                           62,780           1,585
   Ventas+ (B)                                           29,400           1,239
   Vornado Realty Trust+ (B)                             22,500           2,685
   Wachovia                                             697,897          38,419
   Washington Mutual (B)                                820,300          33,124
   Wells Fargo                                          741,300          25,523
   Whitney Holding                                        9,300             284
   Wilmington Trust                                       7,000             295
   XL Capital, Cl A                                      28,700           2,008
   Zions Bancorporation                                   7,100             600
                                                                  --------------
                                                                      1,265,003
                                                                  --------------
HEALTH CARE -- 6.9%
   Abbott Laboratories                                   20,800           1,161
   Aetna                                                 89,800           3,932
   Alcon                                                 16,700           2,201
   AmerisourceBergen (B)                                173,400           9,147
   Applera - Applied Biosystems
      Group                                              28,200             834
   Becton Dickinson                                      40,300           3,099
   Bristol-Myers Squibb                                  59,000           1,638
   Cardinal Health                                       73,200           5,340
   Cigna                                                 66,100           9,430
   Eli Lilly                                             62,100           3,335
   Forest Laboratories*                                  89,200           4,588
   Genentech*                                            29,000           2,381
   Gilead Sciences*                                      41,700           3,190
   Hillenbrand Industries                                19,400           1,152
   IMS Health                                            16,100             477
   Johnson & Johnson                                    115,200           6,942
   King Pharmaceuticals (B)*                            187,200           3,682


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SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007          3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Laboratory of America Holdings*                       35,600   $       2,586
   LifePoint Hospitals*                                   3,400             130
   McKesson                                              91,800           5,374
   Medco Health Solutions*                                3,400             247
   Merck                                              1,123,200          49,612
   Pfizer (B)                                         4,177,900         105,534
   Tenet Healthcare (B)*                                396,700           2,551
   Thermo Fisher Scientific*                             85,700           4,006
   UnitedHealth Group                                    45,700           2,421
   Universal Health Services, Cl B                       18,500           1,059
   WellPoint*                                            58,200           4,720
   Wyeth                                                366,800          18,351
                                                                  --------------
                                                                        259,120
                                                                  --------------
INDUSTRIALS -- 7.1%
   Acuity Brands                                         20,500           1,116
   AGCO (B)*                                             57,700           2,133
   Allied Waste Industries (B)*                          90,500           1,139
   AMR*                                                  22,200             676
   Boeing                                                73,900           6,570
   Brink's                                                2,100             133
   Caterpillar                                           78,600           5,269
   Corrections of America*                               13,200             697
   CSX                                                  196,500           7,870
   Cummins                                               34,600           5,007
   Deere                                                132,900          14,438
   Dun & Bradstreet                                      63,600           5,800
   Eaton                                                147,600          12,333
   Emerson Electric                                      48,800           2,103
   General Dynamics                                      36,900           2,819
   General Electric                                   2,487,900          87,972
   Harsco                                               114,000           5,114
   Honeywell International                              184,400           8,494
   Ingersoll-Rand, Cl A                                 182,400           7,911
   Kansas City Southern (B)*                              3,800             135
   L-3 Communications Holdings                           48,400           4,234
   Laidlaw International                                    400              14
   Lockheed Martin                                       30,600           2,969
   Manpower                                               8,600             634
   Masco (B)                                            188,600           5,168
   Norfolk Southern                                      95,900           4,853
   Northrop Grumman (B)                                 385,100          28,582
   Paccar                                                23,200           1,703
   Pall                                                   4,000             152
   Parker Hannifin                                       43,200           3,729
   Quanta Services (B)*                                  17,500             441
   Raytheon                                             145,100           7,612
   Rockwell Collins                                      47,000           3,146
   RR Donnelley & Sons                                    4,100             150
   Ryder System (B)                                     125,400           6,187
   SPX                                                   69,600           4,886
   Swift Transportation*                                 62,100           1,935
   Terex (B)*                                            31,300           2,246

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   UAL (B)*                                               5,200   $         199
   Union Pacific                                         30,400           3,087
   United Rentals (B)*                                   95,100           2,615
   United Technologies                                   64,700           4,206
   Waste Management                                      18,600             640
                                                                  --------------
                                                                        267,117
                                                                  --------------
INFORMATION TECHNOLOGY -- 3.6%
   Akamai Technologies (B)*                              48,000           2,396
   Apple*                                                38,200           3,549
   Applied Materials                                    236,300           4,329
   Arrow Electronics*                                    92,100           3,477
   Avaya*                                                 9,800             116
   Avnet (B)*                                           238,400           8,616
   Cognizant Technology Solutions,
     Cl A*                                               27,200           2,401
   Computer Sciences*                                   131,800           6,871
   Convergys*                                           339,400           8,624
   Diebold                                                2,000              95
   Electronic Arts*                                      39,400           1,984
   Electronic Data Systems                              103,200           2,857
   Fair Isaac                                            96,600           3,737
   Fidelity National Information Services                 2,185              99
   Google, Cl A*                                          6,000           2,749
   Hewlett-Packard                                      818,100          32,839
   Ingram Micro, Cl A*                                  189,600           3,661
   Integrated Device Technology*                         15,000             231
   Intel                                                264,400           5,058
   International Business Machines                       85,500           8,059
   Lexmark International, Cl A*                         139,900           8,179
   McAfee*                                                4,200             122
   Microsoft                                            163,200           4,548
   Motorola                                             237,600           4,198
   NCR*                                                   8,000             382
   Novellus Systems*                                     20,300             650
   Nvidia*                                               83,600           2,406
   Sabre Holdings, Cl A                                  30,600           1,002
   Sanmina-SCI*                                         634,300           2,296
   Solectron (B)*                                       596,600           1,879
   Symantec (B)*                                         32,900             569
   Synopsys*                                             16,300             428
   Tech Data (B)*                                        63,700           2,281
   Vishay Intertechnology (B)*                          143,200           2,002
   Western Digital*                                     119,900           2,016
                                                                  --------------
                                                                        134,706
                                                                  --------------
MATERIALS -- 4.2%
   Air Products & Chemicals                               2,200             163
   Albemarle                                             50,600           2,092
   Alcan                                                 49,500           2,584
   Alcoa                                                417,400          14,150
   Ashland                                               56,900           3,733


--------------------------------------------------------------------------------
4          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Bemis                                                 49,800   $       1,663
   Cabot                                                  7,800             372
   Celanese, Ser A                                       15,200             469
   Cytec Industries                                       3,700             208
   Dow Chemical                                         534,800          24,526
   E.I. Du Pont de Nemours (B)                          114,000           5,635
   Eastman Chemical                                      87,900           5,567
   FMC                                                   10,200             769
   Freeport-McMoRan Copper & Gold,
     Cl B                                                17,755           1,175
   Hercules*                                            153,100           2,992
   International Flavors & Fragrances                    20,900             987
   International Paper (B)                              218,600           7,957
   Lubrizol                                             192,500           9,919
   Lyondell Chemical                                     23,500             704
   MeadWestvaco                                          85,800           2,646
   Methanex                                             207,800           4,640
   Mosaic (B)*                                           51,000           1,360
   Nova Chemicals                                        41,000           1,269
   Nucor                                                270,600          17,624
   PPG Industries                                       148,700          10,455
   Rohm & Haas                                          108,800           5,627
   RPM International                                      6,500             150
   Sigma-Aldrich                                         20,900             868
   Smurfit-Stone Container*                             237,700           2,676
   Sonoco Products                                      110,500           4,153
   Southern Copper (B)                                   61,900           4,436
   Steel Dynamics                                       106,000           4,579
   United States Steel                                   47,500           4,711
   Valspar                                               76,800           2,137
   Weyerhaeuser                                          61,500           4,596
                                                                  --------------
                                                                        157,592
                                                                  --------------
TELECOMMUNICATION SERVICES -- 6.2%
   Alltel                                                41,500           2,573
   AT&T                                               3,096,544         122,097
   CenturyTel                                           248,100          11,212
   Citizens Communications (B)                           90,000           1,345
   Crown Castle International*                            2,700              87
   Embarq                                                 1,300              73
   Leap Wireless International*                          18,700           1,234
   Sprint Nextel                                        869,150          16,479
   Telephone & Data Systems                              46,100           2,748
   US Cellular*                                          19,600           1,440
   Verizon Communications                             1,789,400          67,854
   Vodafone Group ADR (B)                                91,400           2,455
   Windstream                                           113,326           1,665
                                                                  --------------
                                                                        231,262
                                                                  --------------
UTILITIES -- 5.7%
   AGL Resources                                          1,300              55
   Alliant Energy                                       205,000           9,188

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ameren (B)                                            97,700   $       4,914
   American Electric Power                              288,200          14,050
   Atmos Energy                                          47,200           1,476
   Centerpoint Energy (B)                               109,200           1,959
   CMS Energy                                            17,000             303
   Consolidated Edison                                    4,800             245
   Constellation Energy Group                            97,900           8,512
   Dominion Resources (B)                                33,600           2,983
   DPL                                                    3,300             103
   DTE Energy (B)                                        93,500           4,479
   Duke Energy                                           13,448             273
   Edison International                                 137,200           6,741
   Energen (B)                                          126,000           6,412
   Energy East (B)                                      271,500           6,614
   Entergy                                              189,700          19,903
   Equitable Resources                                    3,200             155
   Exelon                                               117,500           8,073
   FirstEnergy                                          292,000          19,342
   FPL Group                                             35,800           2,190
   Great Plains Energy (B)                               26,000             844
   KeySpan                                               64,700           2,662
   MDU Resources Group                                   25,300             727
   Mirant*                                               25,200           1,020
   National Fuel Gas                                     35,200           1,523
   NiSource                                              56,600           1,383
   Northeast Utilities (B)                               93,600           3,067
   NRG Energy (B)*                                       26,400           1,902
   NSTAR                                                 49,700           1,745
   OGE Energy                                            65,400           2,537
   Oneok                                                 77,300           3,478
   Pepco Holdings                                       193,800           5,624
   PG&E                                                 279,300          13,482
   Pinnacle West Capital                                306,400          14,784
   PPL                                                  124,000           5,072
   Progress Energy (B)                                  122,400           6,174
   Public Service Enterprise Group                       13,400           1,113
   Puget Energy                                          38,400             986
   Questar                                                2,900             259
   Reliant Energy (B)*                                  347,100           7,053
   SCANA                                                  3,000             129
   Sempra Energy                                         17,500           1,068
   Sierra Pacific Resources*                             16,400             285
   Southern                                               7,700             282
   TXU                                                   71,400           4,577
   UGI                                                   70,100           1,872
   Wisconsin Energy (B)                                  90,400           4,386
   Xcel Energy (B)                                      291,600           7,200
                                                                  --------------
                                                                        213,204
                                                                  --------------
Total Common Stock
   (Cost $2,792,946) ($ Thousands)                                    3,665,715
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007          5

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) (D) -- 4.4%

FINANCIALS -- 4.4%
   Adirondack, Ser 2005-2
       5.319%, 04/24/07                           $       7,015   $       6,990
   Brahms Funding
       5.314%, 05/14/07                                   8,667           8,611
       5.313%, 04/16/07                                   6,314           6,299
   Buckingham CDO I LLC
       5.320%, 04/25/07                                   6,487           6,464
   Buckingham CDO II LLC
       5.318%, 04/23/07                                   8,067           8,040
   Buckingham CDO III LLC
       5.320%, 04/26/07                                   7,205           7,177
   Citius I Funding
       5.320%, 04/26/07                                   2,806           2,795
   Citius II Funding LLC
       5.292%, 04/02/07                                   7,015           7,013
   Davis Square Funding
       5.310%, 04/13/07                                  15,433          15,404
   Elysian Funding LLC
       5.353%, 04/23/07                                   2,525           2,517
   Georgetown Funding
       5.316%, 04/20/07                                  17,047          16,997
   KKR Pacific Funding Trust
       5.341%, 04/27/07                                   7,015           6,987
   Mica Funding LLC
       5.316%, 04/20/07                                   7,316           7,294
       5.313%, 04/16/07                                   3,508           3,499
       5.310%, 04/19/07                                   2,271           2,264
       5.294%, 04/05/07                                   7,576           7,571
   Rhineland Funding Capital
       5.354%, 04/30/07                                     675             672
       5.332%, 06/06/07                                   2,578           2,553
       5.315%, 05/15/07                                   7,478           7,429
       5.314%, 05/14/07                                   2,985           2,966
   Thornburg Mortgage Capital Resource
       5.313%, 04/16/07                                   1,785           1,781
       5.310%, 04/13/07                                   1,684           1,681
       5.309%, 04/12/07                                   3,508           3,501
       5.298%, 04/10/07                                   6,770           6,760
   Valour Bay Capital LLC
       5.326%, 05/16/07                                   8,769           8,710
       5.324%, 04/18/07                                   3,003           2,995
       5.319%, 04/12/07                                   3,508           3,501
   Zane Funding
       5.369%, 04/24/07                                   6,622           6,599
       5.364%, 04/17/07                                     215             215
                                                                  --------------
Total Commercial Paper
   (Cost $165,285) ($ Thousands)                                        165,285
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (C) (E) -- 3.5%

FINANCIALS -- 3.5%
   American General Finance (F)
       5.370%, 04/16/07                           $      10,172   $      10,172
   Bear Stearns EXL
       5.360%, 04/16/07                                  12,487          12,487
   Countrywide Financial MTN
       5.428%, 06/27/07                                   4,209           4,209
   Countrywide Financial MTN, Ser A
       5.440%, 05/07/07                                  10,523          10,523
   Irish Life & Permanent MTN,
     Ser X (F)
       5.360%, 04/23/07                                   9,330           9,330
   Islandsbanki (F)
       5.369%, 04/09/07                                  10,523          10,523
   Jackson National Life Funding (F)
       5.320%, 04/02/07                                  15,433          15,433
   Morgan Stanley EXL
       5.380%, 04/04/07                                   2,455           2,455
   Morgan Stanley EXL, Ser S
       5.340%, 04/03/07                                   3,508           3,508
   Nationwide Building Society (F)
       5.410%, 06/28/07                                   3,858           3,858
       5.349%, 04/09/07                                   7,015           7,015
   Northern Rock (F)
       5.360%, 04/03/07                                   7,226           7,226
   Premium Asset Trust,
     Ser 2004-10 (F)
       5.380%, 04/16/07                                   9,821           9,821
   SLM EXL, Ser S (F)
       5.320%, 04/16/07                                   7,717           7,717
   Skandinav Enskilda Bank (F)
       5.320%, 04/18/07                                   7,717           7,716
   Stanfield Victoria LLC MTN (F)
       5.445%, 06/11/07                                   7,015           7,015
                                                                  --------------
Total Corporate Obligations
   (Cost $129,008) ($ Thousands)                                        129,008
                                                                  --------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 0.2%

MORTGAGE RELATED SECURITIES -- 0.2%
   Duke Funding, Ser 2004-6B, Cl A1S1
       5.430%, 04/09/07                                   5,262           5,262
   Newcastle CDO, Ser 2005-6A, Cl IM1
       5.340%, 04/24/07                                   1,403           1,403
                                                                  --------------
Total Asset-Backed Securities
   (Cost $6,665) ($ Thousands)                                            6,665
                                                                  --------------


--------------------------------------------------------------------------------
6          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS**++ -- 3.1%

   SEI Daily Income Trust
     Prime Obligation Fund,
     Cl A, 5.180%                                    68,299,640   $      68,300
   SEI Liquidity Fund LP, 5.520% (C)                 49,106,293          49,106
                                                                  --------------
Total Cash Equivalents
   (Cost $117,406) ($ Thousands)                                        117,406
                                                                  --------------
CERTIFICATES OF DEPOSIT (C) -- 0.3%
   Barclays Bank (E) (F)
       5.440%, 06/11/07                           $       3,508           3,508
   CC USA MTN (F)
       5.520%, 06/18/07                                   7,015           7,015
   Thornburg Mortgage Capital Resource
       5.309%, 04/11/07                                     872             870
                                                                  --------------
Total Certificates of Deposit
   (Cost $11,393) ($ Thousands)                                          11,393
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.1%
   U.S. Treasury Bill
       5.041%, 05/24/07                                   3,065           3,043
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $3,043) ($ Thousands)                                            3,043
                                                                  --------------
MASTER NOTE (C) (D)-- 0.1%
   Bear Stearns
       5.558%, 03/31/07                                   2,105           2,105
                                                                  --------------
Total Master Note
   (Cost $2,105) ($ Thousands)                                            2,105
                                                                  --------------
REPURCHASE AGREEMENTS (C) (G) -- 2.0%
   Barclays
       5.340%, dated 03/30/07, to be
       repurchased on 04/02/07,
       repurchase price $3,352,785
       (collateralized by a U.S.
       Government Obligation, par
       value $3,326,039, 5.600%,
       10/17/13; with total market
       value $3,418,389)                                  3,351           3,351

   Deutsche Bank
       5.350%, dated 03/30/07, to be
       repurchased on 04/02/07,
       repurchase price $29,109,152
       (collateralized by various
       U.S. Government Obligations,
       ranging in par value $191,865-
       $10,672,201, 0.000%-6.110%,
       05/16/07-10/15/19; with total
       market value $29,678,109)                         29,096          29,096

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers
       5.350%, dated 03/30/07, to be
       repurchased on 04/02/07,
       repurchase price $42,109,874
       (collateralized by various
       U.S. Government Obligations,
       ranging in par value $3,046,344-
       $5,132,309, 2.625%-10.351%,
       05/15/07-08/03/18; with total
       market value $42,933,217)                  $      42,091   $      42,091
                                                                  --------------
Total Repurchase Agreements
   (Cost $74,538) ($ Thousands)                                          74,538
                                                                  --------------
Total Investments -- 111.6%
   (Cost $3,302,389) ($ Thousands)                                $   4,175,158
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                                NUMBER OF    EXPIRATION     APPRECIATION
CONTRACT                               CONTRACTS          DATE    ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Composite Index                      175      Jun-2007    $       1,012
                                                                  ==============

Percentages are based on Net Assets of $3,742,705 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2007 (see Note 7). The total value of securities on loan at March 31, 2007 was $424,538 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2007 was $438,100 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)   Tri-Party Repurchase Agreement.

ADR -- American Depositary Receipt

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

LP -- Limited Partnership

MTN -- Medium Term Note

Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007          7

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2007
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Information Technology              24.5%
Financials                          17.1%
Health Care                         14.3%
Consumer Discretionary              12.2%
Consumer Staples                    10.2%
Industrials                          8.5%
Short-Term Investments               4.8%
Energy                               4.7%
Materials                            1.7%
Telecommunication Services           1.2%
Utilities                            0.5%
Asset-Backed Securities              0.2%
U.S. Treasury Obligation             0.1%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.2%+++

CONSUMER DISCRETIONARY -- 13.8%
   Abercrombie & Fitch, Cl A                              9,600   $         727
   Aeropostale*                                          15,600             628
   Amazon.com*                                           12,500             497
   American Eagle Outfitters                            215,438           6,461
   AnnTaylor Stores*                                     20,796             806
   Apollo Group, Cl A*                                    3,400             149
   Autozone*                                              6,469             829
   Bed Bath & Beyond*                                    10,300             414
   Brinker International                                172,837           5,652
   Brunswick                                                470              15
   Cablevision Systems, Cl A                             79,746           2,427
   Carmax*                                               96,000           2,356
   CBS, Cl B                                             14,663             449
   Circuit City Stores                                   42,000             778
   Claire's Stores                                       12,400             398
   Coach*                                               145,641           7,289
   Coldwater Creek*                                       8,900             180
   Comcast, Cl A*                                       169,514           4,399
   Darden Restaurants                                    63,521           2,616
   Dick's Sporting Goods*                                22,800           1,328
   DIRECTV Group*                                       431,800           9,962
   Discovery Holding, Cl A*                              29,600             566
   Dollar Tree Stores*                                   15,889             608
   Dow Jones                                                800              28
   E.W. Scripps, Cl A                                    14,600             652
   EchoStar Communications, Cl A*                        30,700           1,333
   Expedia (B)*                                          31,300             726
   Family Dollar Stores                                 103,200           3,057
   Federated Department Stores (B)                       77,200           3,478
   Fortune Brands (B)                                   163,530          12,889
   GameStop, Cl A*                                       42,400           1,381
   Gap                                                   16,600             286
   General Motors (B)                                     8,700             267
   Gentex (B)                                           133,200           2,164
   Goodyear Tire & Rubber*                               52,900           1,650

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Gymboree*                                             33,000   $       1,322
   Hanesbrands*                                          16,000             470
   Harley-Davidson (B)                                   73,231           4,302
   Harman International Industries                        2,600             250
   Harrah's Entertainment                                 4,300             363
   Hibbett Sports*                                        4,400             126
   Hilton Hotels                                         43,017           1,547
   Home Depot                                           488,627          17,952
   IAC/InterActive (B)*                                 161,967           6,108
   International Game Technology                        882,300          35,627
   Interpublic Group*                                    48,200             593
   ITT Educational Services*                             42,780           3,486
   J.C. Penney                                           93,734           7,701
   Jarden*                                               14,300             548
   John Wiley & Sons, Cl A                                3,700             140
   Johnson Controls                                      26,800           2,536
   Kohl's (B)*                                          193,610          14,832
   Lamar Advertising, Cl A (B)*                         102,644           6,463
   Las Vegas Sands*                                      20,200           1,750
   Laureate Education*                                    3,100             183
   Leggett & Platt                                       20,500             465
   Liberty Global, Cl A*                                 72,482           2,387
   Liberty Media Holding-Interactive, Cl A*              60,800           1,448
   Limited Brands                                        61,700           1,608
   Lowe's (B)                                           587,712          18,507
   Marriott International, Cl A                          30,484           1,492
   McDonald's                                           166,100           7,483
   McGraw-Hill                                          512,933          32,253
   Meredith                                              10,700             614
   MGM Mirage (B)*                                      497,300          34,572
   Midas*                                                 6,100             132
   Newell Rubbermaid                                     31,436             977
   News, Cl A                                           229,184           5,299
   Nike, Cl B (B)                                        95,700          10,169
   Nordstrom                                             17,000             900
   Nutri/System*                                         20,700           1,085
   NVR (B)*                                               2,900           1,929
   Office Depot*                                         87,800           3,085
   Omnicom Group                                         34,264           3,508
   PetSmart (B)                                          73,400           2,419
   Polo Ralph Lauren                                     11,021             972
   Pool (B)                                              48,800           1,747
   Priceline.com (B)*                                    10,500             559
   RadioShack                                            19,200             519
   Rent-A-Center*                                        12,729             356
   Ross Stores                                           58,600           2,016
   Sherwin-Williams                                      59,367           3,921
   Snap-On                                                3,000             144
   Staples                                            1,456,995          37,649
   Starbucks (B)*                                       433,700          13,601
   Target                                               374,509          22,193
   Thor Industries                                        1,900              75
   Tiffany                                                3,300             150


--------------------------------------------------------------------------------
8          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Tim Hortons                                           30,603   $         931
   Time Warner                                           34,038             671
   TJX                                                   96,100           2,591
   Universal Technical Institute*                         5,400             125
   Urban Outfitters*                                     24,800             657
   Viacom, Cl B*                                        398,111          16,366
   Walt Disney                                          246,583           8,490
   Warner Music Group                                    19,900             339
   Washington Post, Cl B                                    200             153
   Weight Watchers International (B)                    475,000          21,893
   Wendy's International                                 98,998           3,099
   Williams-Sonoma (B)                                  199,240           7,065
   Wynn Resorts                                          23,800           2,258
   Yum! Brands                                          112,954           6,524
                                                                  --------------
                                                                        469,140
                                                                  --------------
CONSUMER STAPLES -- 11.5%
   Alberto-Culver*                                        9,300             213
   Altria Group                                         138,840          12,192
   Anheuser-Busch                                       120,752           6,093
   Archer-Daniels-Midland                                25,900             951
   Avon Products                                         40,800           1,520
   Brown-Forman, Cl B                                    30,942           2,029
   Campbell Soup (B)                                    100,401           3,911
   Church & Dwight                                       20,800           1,047
   Coca-Cola                                            567,117          27,222
   Colgate-Palmolive                                    220,467          14,725
   ConAgra Foods                                        103,400           2,576
   Constellation Brands, Cl A*                            5,300             112
   Costco Wholesale (B)                                 255,100          13,735
   CVS                                                  304,664          10,401
   Energizer Holdings (B)*                               33,542           2,862
   Estee Lauder, Cl A                                    14,400             703
   General Mills                                         63,300           3,685
   Hansen Natural*                                       32,000           1,212
   Hershey                                                3,500             191
   HJ Heinz                                             106,100           4,999
   Kellogg (B)                                           39,881           2,051
   Kimberly-Clark                                        80,202           5,493
   Kroger                                                61,200           1,729
   McCormick                                             51,700           1,992
   Peet's Coffee & Tea (B)*                              13,700             378
   Pepsi Bottling Group                                  77,553           2,473
   PepsiCo                                              852,994          54,216
   Prestige Brands Holdings*                             10,100             120
   Procter & Gamble                                   1,207,475          76,264
   Reynolds American (B)                                 31,500           1,966
   Sysco                                                 51,700           1,749
   UST                                                   63,000           3,653
   Wal-Mart Stores                                    1,375,701          64,589
   Walgreen                                           1,226,853          56,300
   WM Wrigley Jr. (B)                                   154,894           7,889
                                                                  --------------
                                                                        391,241
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 5.3%
   Baker Hughes                                         593,581   $      39,253
   BJ Services                                           65,137           1,817
   Cameron International*                                30,152           1,893
   Chesapeake Energy (B)                                126,000           3,891
   Chevron                                               28,422           2,102
   Cimarex Energy                                         3,800             141
   Devon Energy                                          36,000           2,492
   Diamond Offshore Drilling                              1,008              82
   El Paso                                               44,000             637
   ENSCO International (B)                               28,100           1,529
   Exxon Mobil                                           49,200           3,712
   FMC Technologies*                                     26,100           1,821
   Frontier Oil                                          16,500             538
   Grant Prideco (B)*                                    33,700           1,680
   Halliburton (B)                                      629,500          19,980
   Helmerich & Payne                                     67,400           2,045
   Holly                                                 30,300           1,797
   Kinder Morgan                                         15,427           1,642
   Oceaneering International*                            33,000           1,390
   Plains Exploration & Production*                       4,800             217
   Range Resources                                        5,000             167
   Schlumberger                                         758,572          52,417
   Southwestern Energy*                                  12,500             512
   Suncor Energy                                        318,510          24,318
   Sunoco                                                30,900           2,177
   Superior Energy Services*                             14,700             507
   Tetra Technologies*                                   20,900             516
   Tidewater (B)                                         74,000           4,335
   Transocean*                                            6,200             506
   Valero Energy                                            186              12
   Weatherford International*                           128,620           5,801
   Williams                                              61,100           1,739
   XTO Energy                                             3,609             198
                                                                  --------------
                                                                        181,864
                                                                  --------------
FINANCIALS -- 10.2%
   Affiliated Managers Group*                             6,270             679
   Affordable Residential Communities+ (B)*              17,300             210
   Aflac                                                 14,234             670
   AMBAC Financial Group                                  2,800             242
   American Express                                     601,226          33,909
   American International Group                         312,503          21,007
   AmeriCredit (B)*                                     104,900           2,398
   Bank of America                                        3,600             184
   Bank of New York                                       8,100             329
   Bear Stearns (B)                                      12,300           1,849
   BlackRock                                              8,705           1,361
   Brown & Brown                                         31,300             847
   CapitalSource+                                        37,500             942
   CB Richard Ellis Group, Cl A*                         79,274           2,710
   Cbot Holdings, Cl A*                                   6,900           1,252


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007          9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Charles Schwab                                       971,489   $      17,769
   Chicago Mercantile Exchange Holdings, Cl A (B)        68,377          36,408
   Commerce Bancorp                                      18,042             602
   Cullen/Frost Bankers                                   2,300             120
   Developers Diversified Realty+                        13,600             855
   East West Bancorp                                     14,700             541
   Eaton Vance                                           10,700             381
   Essex Property Trust+                                  7,000             906
   Federal Realty Investment Trust+                       5,094             462
   First Cash Financial Services*                        32,300             720
   First Marblehead                                      38,750           1,740
   Forest City Enterprises, Cl A                         50,604           3,349
   Franklin Resources                                    27,712           3,348
   Freddie Mac                                          416,610          24,784
   General Growth Properties+                             2,400             155
   Goldman Sachs Group                                   77,296          15,972
   HCC Insurance Holdings                                 2,708              83
   Hudson City Bancorp                                  144,200           1,973
   IndyMac Bancorp                                        6,500             208
   IntercontinentalExchange (B)*                        353,900          43,250
   Investors Financial Services                           5,100             297
   Janus Capital Group (B)                               95,500           1,997
   JER Investors Trust+                                   7,000             133
   Jones Lang LaSalle                                    34,200           3,566
   Kilroy Realty+                                         3,700             273
   Legg Mason (B)                                       149,126          14,049
   Lehman Brothers Holdings                              62,000           4,344
   Macerich+                                              4,300             397
   Markel*                                                1,300             630
   Mellon Financial                                      19,400             837
   Merrill Lynch                                        175,800          14,358
   Moody's (B)                                          590,208          36,628
   Morgan Stanley                                       167,962          13,229
   Newcastle Investment+                                  5,200             144
   Northern Trust                                        30,818           1,853
   Nuveen Investments, Cl A                              32,400           1,533
   NYSE Group*                                            4,800             450
   Peoples Bank                                          43,900           1,949
   Philadelphia Consolidated Holding*                    23,100           1,016
   Principal Financial Group                              5,400             323
   Progressive                                           14,092             308
   Prudential Financial                                   6,600             596
   Public Storage+                                        8,053             762
   Realogy*                                               9,900             293
   Simon Property Group+                                  4,400             490
   SL Green Realty+                                      27,500           3,773
   SLM                                                   12,518             512
   State Street                                          32,050           2,075
   SunTrust Banks (B)                                   115,210           9,567
   Synovus Financial                                     10,900             353
   T. Rowe Price Group                                   36,924           1,742
   Taubman Centers+                                      10,300             597
   TCF Financial                                          2,100              55

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   UDR+                                                  42,200   $       1,292
   Ventas+                                               35,200           1,483
   Wachovia                                               1,964             108
   Weingarten Realty Investors+                           3,600             171
   Wells Fargo                                           62,338           2,146
   WR Berkley                                             5,384             178
   XL Capital, Cl A                                       5,900             413
                                                                  --------------
                                                                        347,135
                                                                  --------------
HEALTH CARE -- 16.1%
   Abbott Laboratories                                  433,316          24,179
   Aetna                                                116,600           5,106
   Allergan                                             378,529          41,949
   AmerisourceBergen                                      1,200              63
   Amgen*                                               389,553          21,768
   Amylin Pharmaceuticals*                                4,400             164
   Applera - Applied Biosystems Group                    91,100           2,694
   Barr Pharmaceuticals*                                 18,281             847
   Baxter International                                  55,922           2,945
   Becton Dickinson                                     109,225           8,398
   Biogen Idec*                                          78,390           3,479
   Biomet                                                 6,900             293
   Bristol-Myers Squibb                                  47,600           1,321
   C.R. Bard                                             22,300           1,773
   Cardinal Health                                       80,188           5,850
   Celgene (B)*                                         296,260          15,542
   Cephalon*                                              7,800             555
   Cerner (B)*                                           47,400           2,581
   Charles River Laboratories International (B)*         67,400           3,118
   Cigna                                                  8,707           1,242
   Covance*                                              17,956           1,066
   Cytyc (B)*                                            34,700           1,187
   Dentsply International                                30,400             996
   Edwards Lifesciences*                                 13,800             700
   Eli Lilly                                            149,890           8,051
   Emdeon*                                               85,000           1,286
   Express Scripts (B)*                                  76,440           6,170
   Forest Laboratories*                                 131,229           6,750
   Genentech (B)*                                       832,548          68,369
   Gilead Sciences*                                      32,284           2,470
   Haemonetics*                                          15,200             711
   Health Net*                                            2,500             135
   Henry Schein*                                         16,566             914
   Hillenbrand Industries                                18,700           1,110
   Hospira*                                               2,358              97
   Humana*                                               41,972           2,435
   ICU Medical*                                           4,800             188
   Idexx Laboratories*                                   17,894           1,568
   IMS Health                                            31,600             937
   Johnson & Johnson                                    554,622          33,422
   Kinetic Concepts*                                     19,500             988


--------------------------------------------------------------------------------
10         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Laboratory of America Holdings*                       77,204   $       5,607
   LifePoint Hospitals*                                   5,800             222
   Manor Care                                            43,053           2,340
   McKesson                                              28,512           1,669
   Medco Health Solutions*                               56,391           4,090
   Medimmune (B)*                                       479,187          17,438
   Medtronic                                            501,590          24,608
   Mentor                                                21,400             984
   Merck                                                277,521          12,258
   Millennium Pharmaceuticals*                           28,800             327
   Millipore*                                               277              20
   Mylan Laboratories                                    14,096             298
   Novartis ADR*                                        146,300           7,992
   Pediatrix Medical Group*                               2,000             114
   Pfizer                                                47,100           1,190
   Pharmaceutical Product Development                    14,304             482
   Quest Diagnostics                                     10,900             544
   Resmed*                                               17,790             896
   Respironics*                                           8,700             365
   Schering-Plough                                       71,091           1,814
   Sciele Pharma (B)*                                    10,000             237
   Sepracor*                                              2,900             135
   Sierra Health Services*                                  600              25
   St. Jude Medical*                                    515,380          19,383
   Stryker (B)*                                         295,600          19,604
   Thermo Fisher Scientific*                            337,920          15,798
   Triad Hospitals*                                       3,300             172
   United Therapeutics (B)*                              37,300           2,006
   UnitedHealth Group                                 1,016,420          53,840
   Universal Health Services, Cl B                        7,600             435
   Varian Medical Systems*                                1,809              86
   VCA Antech*                                           57,120           2,074
   Vertex Pharmaceuticals*                                8,400             236
   Waters*                                               40,449           2,346
   WebMD Health, Cl A (B)*                                3,400             179
   WellCare Health Plans*                                21,400           1,824
   WellPoint*                                            90,333           7,326
   Wyeth                                                302,108          15,115
   Zimmer Holdings*                                     499,870          42,694
                                                                  --------------
                                                                        550,190
                                                                  --------------
INDUSTRIALS -- 9.6%
   3M                                                    40,774           3,116
   Acuity Brands                                         23,600           1,285
   AGCO*                                                  4,200             155
   Allied Waste Industries*                              11,200             141
   American Standard                                     18,200             965
   AMR*                                                  52,047           1,585
   Applied Industrial Technologies                        2,250              55
   Avery Dennison                                        18,300           1,176
   Boeing                                               124,416          11,062
   Brink's                                               23,500           1,491
   Burlington Northern Santa Fe                          34,500           2,775

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   C.H. Robinson Worldwide                               57,266   $       2,734
   Carlisle                                              38,800           1,666
   Caterpillar                                          246,672          16,534
   Ceradyne (B)*                                         14,000             766
   ChoicePoint*                                          13,200             494
   Con-way                                               25,209           1,256
   Continental Airlines, Cl B*                           62,400           2,271
   Copart*                                               22,200             622
   Corporate Executive Board                             43,175           3,280
   Corrections of America*                               27,250           1,439
   Covanta Holding*                                      59,700           1,324
   CSX                                                   50,900           2,039
   Cummins                                               14,300           2,069
   Danaher                                               18,100           1,293
   Donaldson                                              1,500              54
   Dover                                                 94,900           4,632
   Dun & Bradstreet                                       2,700             246
   Emerson Electric                                     461,008          19,865
   Equifax                                                3,752             137
   Expeditors International Washington (B)              738,300          30,507
   Fastenal                                               5,300             186
   FedEx                                                107,220          11,519
   Gardner Denver*                                      115,800           4,036
   General Electric                                   1,558,444          55,107
   Graco                                                 45,000           1,762
   Harsco                                                 3,200             144
   Herman Miller                                         24,371             816
   HNI                                                    4,400             202
   Honeywell International                               44,000           2,027
   Illinois Tool Works                                    3,500             181
   Ingersoll-Rand, Cl A                                  14,279             619
   Jacobs Engineering Group*                              6,140             286
   John H. Harland                                        5,800             297
   Joy Global                                             2,969             127
   Kansas City Southern*                                  4,900             174
   L-3 Communications Holdings                           22,100           1,933
   Landstar System                                        4,800             220
   Lincoln Electric Holdings                             16,300             971
   Lockheed Martin                                      112,415          10,906
   Manitowoc                                             38,700           2,459
   Manpower                                              63,300           4,670
   MSC Industrial Direct, Cl A                           57,400           2,679
   Norfolk Southern                                      52,300           2,646
   Northrop Grumman (B)                                  65,748           4,880
   Oshkosh Truck                                          9,700             514
   Paccar                                                20,500           1,505
   Pall                                                   3,600             137
   Parker Hannifin                                       65,600           5,662
   Pitney Bowes                                          43,149           1,958
   Precision Castparts                                   19,021           1,979
   Quanta Services*                                      15,200             383
   Raytheon                                              65,300           3,426
   Republic Services                                     10,500             292


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Robert Half International (B)                        124,900   $       4,623
   Rockwell Automation                                   26,600           1,593
   Rockwell Collins                                      19,047           1,275
   Roper Industries                                      12,350             678
   Southwest Airlines                                    45,100             663
   Stericycle*                                           16,995           1,385
   Terex*                                                22,800           1,636
   Textron                                                6,900             620
   Thomas & Betts*                                        7,300             356
   Toro                                                   9,200             471
   Trinity Industries (B)                                55,700           2,335
   Union Pacific                                         17,900           1,818
   United Parcel Service, Cl B (B)                      617,475          43,285
   United Technologies                                  252,010          16,381
   US Airways Group*                                     24,100           1,096
   Waste Management                                     163,000           5,609
   WESCO International*                                   2,600             163
                                                                  --------------
                                                                        325,724
                                                                  --------------
INFORMATION TECHNOLOGY -- 27.8%
   Activision*                                           40,800             773
   Acxiom                                                 3,600              77
   Adobe Systems*                                        33,826           1,411
   Agere Systems*                                        72,696           1,644
   Agilent Technologies*                                174,905           5,893
   Akamai Technologies*                                 104,004           5,192
   Alliance Data Systems*                                53,200           3,278
   Amphenol, Cl A                                        40,261           2,600
   Analog Devices                                         8,600             297
   Apple*                                               279,539          25,972
   Applied Materials (B)                                377,805           6,921
   Ariba*                                                15,900             149
   ATMI*                                                 28,500             871
   Autodesk*                                             11,900             447
   Automatic Data Processing                            112,350           5,438
   Avaya*                                                16,200             191
   Avnet*                                                12,300             445
   BEA Systems*                                         177,500           2,057
   BMC Software*                                        135,032           4,158
   Cadence Design Systems (B)*                          230,811           4,861
   CDW                                                    6,800             418
   Ceridian*                                             15,808             551
   Checkfree (B)*                                        95,000           3,524
   Cisco Systems*                                     1,923,176          49,099
   Citrix Systems*                                        7,467             239
   Cognizant Technology Solutions, Cl A*                 26,601           2,348
   Convergys*                                             5,400             137
   Dell*                                                306,206           7,107
   Diebold                                               24,400           1,164
   DST Systems*                                          26,600           2,000
   eBay (B)*                                          1,729,300          57,326
   Electronic Arts*                                     552,220          27,810

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Electronic Data Systems                               56,400   $       1,561
   EMC*                                               1,037,060          14,363
   F5 Networks*                                           1,700             113
   Factset Research Systems                              19,800           1,244
   Fair Isaac                                            23,100             894
   Fidelity National Information Services                 7,300             332
   First Data                                           615,674          16,562
   Fiserv*                                              113,174           6,005
   Global Payments                                        3,369             115
   Google, Cl A*                                        208,931          95,724
   Harris                                                14,627             745
   Hewlett-Packard                                      784,600          31,494
   Integrated Device Technology*                         60,300             930
   Intel                                              1,117,987          21,387
   International Business Machines                      241,339          22,749
   International Rectifier*                              58,100           2,220
   Intevac*                                              16,500             435
   Intuit*                                            1,278,724          34,986
   Iron Mountain*                                        17,312             452
   Juniper Networks*                                     16,600             327
   Lam Research*                                         54,090           2,561
   Lexmark International, Cl A*                          59,107           3,455
   Linear Technology (B)                                364,620          11,518
   Mastercard, Cl A                                       6,000             637
   McAfee*                                               28,800             838
   MEMC Electronic Materials*                            24,559           1,488
   Mettler Toledo International*                         15,700           1,406
   Micron Technology                                     26,600             321
   Microsoft                                          2,342,088          65,274
   MicroStrategy, Cl A (B)*                              15,720           1,987
   Molex                                                 65,100           1,836
   MoneyGram International                               14,300             397
   Motorola                                              24,426             432
   MPS Group*                                            10,200             144
   NCR*                                                  10,400             497
   Network Appliance*                                   189,300           6,913
   Novellus Systems (B)*                                 44,100           1,412
   Nvidia*                                               86,918           2,502
   Oracle*                                              780,865          14,157
   Paychex                                            1,233,568          46,715
   QLogic*                                               72,000           1,224
   Qualcomm (B)                                       2,351,358         100,309
   Rambus*                                               14,800             314
   Red Hat*                                               9,303             213
   Research In Motion*                                  424,290          57,911
   Salesforce.com*                                       18,300             784
   SanDisk (B)*                                         600,000          26,280
   Seagate Technology                                 1,500,000          34,950
   Silicon Laboratories*                                  3,000              90
   Symantec*                                            119,600           2,069
   Synopsys*                                            101,536           2,663
   Talx                                                   7,300             242
   Tektronix                                              5,900             166
   Teradyne (B)*                                        119,100           1,970


--------------------------------------------------------------------------------
12         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Texas Instruments                                    246,915   $       7,432
   Trimble Navigation*                                   41,800           1,122
   Varian Semiconductor Equipment Associates (B)*        21,700           1,158
   VeriFone Holdings*                                    13,500             496
   Websense (B)*                                         24,200             556
   Western Digital*                                     126,256           2,122
   Western Union*                                     1,676,784          36,805
   Xerox*                                                10,700             181
   Xilinx (B)                                            81,600           2,100
   Yahoo! (B)*                                          723,100          22,626
                                                                  --------------
                                                                        945,309
                                                                  --------------
MATERIALS -- 1.9%
   Air Products & Chemicals                              28,300           2,093
   Alcoa                                                 64,500           2,187
   Allegheny Technologies                                28,300           3,019
   Cabot                                                  7,800             372
   Carpenter Technology                                   4,200             507
   Celanese, Ser A                                       21,300             657
   Crown Holdings*                                        7,700             188
   E.I. Du Pont de Nemours                               30,800           1,523
   Eagle Materials                                       91,270           4,073
   Ecolab                                                58,900           2,533
   Freeport-McMoRan Copper & Gold, Cl B                   3,200             212
   International Flavors & Fragrances                    43,100           2,035
   Martin Marietta Materials                                347              47
   Monsanto                                              15,014             825
   Nalco Holding*                                        14,300             342
   Newmont Mining                                         3,500             147
   Owens-Illinois*                                       17,700             456
   Packaging of America                                   6,100             149
   Pactiv*                                               99,800           3,367
   PPG Industries                                         9,100             640
   Praxair                                              503,183          31,680
   Rohm & Haas                                            4,800             248
   Sealed Air                                             2,500              79
   Sigma-Aldrich                                         28,200           1,171
   Titanium Metals*                                      35,100           1,259
   Vulcan Materials                                      45,300           5,277
                                                                  --------------
                                                                         65,086
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.4%
   American Tower, Cl A*                                315,878          12,303
   Citizens Communications                               32,700             489
   Crown Castle International (B)*                      454,792          14,613
   Leap Wireless International*                          11,500             759
   NII Holdings*                                          5,370             398
   SBA Communications, Cl A*                             20,000             591
   Sprint Nextel                                        813,650          15,427
   Telephone & Data Systems                              34,100           2,033
                                                                  --------------
                                                                         46,613
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 0.6%
   AES*                                                  68,160   $       1,467
   Allegheny Energy*                                     41,500           2,039
   Constellation Energy Group                            10,300             896
   Equitable Resources                                   20,500             990
   Exelon                                                61,400           4,219
   Mirant*                                               33,500           1,355
   NRG Energy (B)*                                       78,800           5,677
   Questar                                                3,900             348
   TXU                                                   59,328           3,803
                                                                  --------------
                                                                         20,794
                                                                  --------------

Total Common Stock
   (Cost $2,751,337) ($ Thousands)                                    3,343,096
                                                                  --------------
COMMERCIAL PAPER (C) (D) -- 4.9%

FINANCIALS -- 4.9%
   Adirondack, Ser 2005-2
       5.319%, 04/24/07                           $       7,141           7,116
   Brahms Funding
       5.314%, 05/14/07                                   8,823           8,766
       5.313%, 04/16/07                                   6,427           6,412
   Buckingham CDO I LLC
       5.320%, 04/25/07                                   6,604           6,580
   Buckingham CDO II LLC
       5.318%, 04/23/07                                   8,212           8,185
   Buckingham CDO III LLC
       5.320%, 04/26/07                                   7,334           7,306
   Citius I Funding
       5.320%, 04/26/07                                   2,856           2,846
   Citius II Funding LLC
       5.292%, 04/02/07                                   7,141           7,139
   Davis Square Funding
       5.310%, 04/13/07                                  15,711          15,681
   Elysian Funding LLC
       5.353%, 04/23/07                                   2,571           2,562
   Georgetown Funding
       5.316%, 04/20/07                                  17,353          17,302
   KKR Pacific Funding Trust
       5.341%, 04/27/07                                   7,141           7,113
   Mica Funding LLC
       5.316%, 04/20/07                                   7,447           7,425
       5.313%, 04/16/07                                   3,571           3,562
       5.310%, 04/19/07                                   2,312           2,305
       5.294%, 04/05/07                                   7,713           7,707
   Rhineland Funding Capital
       5.354%, 04/30/07                                     687             684
       5.332%, 06/06/07                                   2,625           2,599
       5.315%, 05/15/07                                   7,613           7,563
       5.314%, 05/14/07                                   3,039           3,019


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         13

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Thornburg Mortgage Capital Resource
       5.313%, 04/16/07                           $       1,817   $       1,813
       5.310%, 04/13/07                                   1,714           1,711
       5.309%, 04/12/07                                   3,571           3,564
       5.298%, 04/10/07                                   6,891           6,881
   Valour Bay Capital LLC
       5.326%, 05/16/07                                   8,927           8,866
       5.324%, 04/18/07                                   3,057           3,049
       5.319%, 04/12/07                                   3,571           3,564
   Zane Funding
       5.369%, 04/24/07                                   6,741           6,717
       5.364%, 04/17/07                                     219             218
                                                                  --------------
Total Commercial Paper
   (Cost $168,255) ($ Thousands)                                        168,255
                                                                  --------------
CORPORATE OBLIGATIONS (C) (E) -- 3.8%

FINANCIALS -- 3.8%
   American General Finance (F)
       5.370%, 04/16/07                                  10,355          10,354
   Bear Stearns EXL
       5.360%, 04/16/07                                  12,711          12,711
   Countrywide Financial MTN
       5.428%, 06/27/07                                   4,285           4,285
   Countrywide Financial MTN, Ser A
       5.440%, 05/07/07                                  10,712          10,712
   Irish Life & Permanent MTN, Ser X (F)
       5.360%, 04/23/07                                   9,498           9,497
   Islandsbanki (F)
       5.369%, 04/09/07                                  10,712          10,712
   Jackson National Life Funding (F)
       5.320%, 04/02/07                                  15,711          15,711
   Morgan Stanley EXL
       5.380%, 04/04/07                                   2,499           2,499
   Morgan Stanley EXL, Ser S
       5.340%, 04/03/07                                   3,571           3,571
   Nationwide Building Society (F)
       5.410%, 06/28/07                                   3,928           3,928
       5.349%, 04/09/07                                   7,141           7,141
   Northern Rock (F)
       5.360%, 04/03/07                                   7,355           7,355
   Premium Asset Trust, Ser 2004-10 (F)
       5.380%, 04/16/07                                   9,998           9,998
   SLM EXL, Ser S (F)
       5.320%, 04/16/07                                   7,855           7,855
   Skandinav Enskilda Bank (F)
       5.320%, 04/18/07                                   7,855           7,855
   Stanfield Victoria LLC MTN (F)
       5.445%, 06/11/07                                   7,141           7,141
                                                                  --------------
Total Corporate Obligations
   (Cost $131,325) ($ Thousands)                                        131,325
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 0.2%

MORTGAGE RELATED SECURITIES -- 0.2%
   Duke Funding, Ser 2004-6B, Cl A1S1
       5.430%, 04/09/07                           $       5,356   $       5,356
   Newcastle CDO, Ser 2005-6A, Cl IM1
       5.340%, 04/24/07                                   1,428           1,428
                                                                  --------------
Total Asset-Backed Securities
   (Cost $6,784) ($ Thousands)                                            6,784
                                                                  --------------
CASH EQUIVALENTS** -- 3.3%
   Merrill Lynch EBP Master,
       5.100%                                         7,827,364           7,827
   SEI Daily Income Trust
       Prime Obligation Fund,
       Cl A, 5.180%++                                52,956,537          52,957
   SEI Liquidity Fund LP,
       5.520%++ (C)                                  49,988,485          49,988
                                                                  --------------
Total Cash Equivalents
   (Cost $110,772) ($ Thousands)                                        110,772
                                                                  --------------
CERTIFICATES OF DEPOSIT (C) -- 0.3%
   Barclays Bank (E) (F)
       5.440%, 06/11/07                                   3,571           3,571
   CC USA MTN (F)
       5.520%, 06/18/07                                   7,141           7,141
   Thornburg Mortgage Capital Resource
       5.309%, 04/11/07                                     888             886
                                                                  --------------
Total Certificates of Deposit
   (Cost $11,598) ($ Thousands)                                          11,598
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.1%
   U.S. Treasury Bill
       5.044%, 05/24/07                                   2,465           2,448
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $2,447) ($ Thousands)                                            2,448
                                                                  --------------
MASTER NOTE (C) (D)-- 0.1%
   Bear Stearns
       5.558%, 03/31/07                                   2,143           2,143
                                                                  --------------
Total Master Note
   (Cost $2,143) ($ Thousands)                                            2,143
                                                                  --------------


--------------------------------------------------------------------------------
14         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) (G) -- 2.2%
   Barclays
     5.340%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $3,413,018
     (collateralized by a U.S.
     Government Obligation, par
     value $3,385,791, 5.600%,
     10/17/13; with total market
     value $3,479,800)                            $       3,411   $       3,411

   Deutsche Bank
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $29,632,096
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $195,312-
     $10,863,926, 0.000%-6.110%,
     05/16/07-10/15/19; with total
     market value $30,211,274)                           29,619          29,619

   Lehman Brothers
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $42,866,375
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $3,101,071-
     $5,224,511, 2.625%-10.351%,
     05/15/07-08/03/18; with total
     market value $43,704,510)                           42,847          42,847
                                                                  --------------

Total Repurchase Agreements
   (Cost $75,877) ($ Thousands)                                          75,877
                                                                  --------------

Total Investments -- 113.1%
   (Cost $3,260,538) ($ Thousands)                                $   3,852,298
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                                  NUMBER OF   EXPIRATION    APPRECIATION
CONTRACT                                 CONTRACTS         DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------

S&P 500 Composite Index                        124     Jun-2007   $         426
                                                                  ==============

Percentages are based on Net Assets of $3,405,726 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2007 (see Note 7). The total value of securities on loan at March 31, 2007 was $435,572 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2007 was $445,970 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)   Tri-Party Repurchase Agreement.

ADR  --  American Depositary Receipt

CDO  --  Collateralized Debt Obligation

Cl   --  Class

EXL  --  Extendable Maturity

LLC  --  Limited Liability Company

LP -- Limited Partnership

MTN  --  Medium Term Note

Ser  --  Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         15

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                          27.4%
Information Technology              14.4%
Health Care                          9.8%
Consumer Discretionary               9.7%
Energy                               9.1%
Consumer Staples                     8.0%
Industrials                          6.5%
Short-Term Investments               6.1%
Telecommunication Services           3.4%
Materials                            2.9%
Utilities                            2.4%
Asset-Backed Securities              0.2%
U.S. Treasury Obligation             0.1%
Warrants                             0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.2%

CONSUMER DISCRETIONARY -- 10.8%
   Abercrombie & Fitch, Cl A                              4,600   $         348
   Aeropostale*                                          14,500             583
   Amazon.com (B)*                                        5,100             203
   American Eagle Outfitters                             19,500             585
   American Greetings, Cl A                               2,500              58
   Apollo Group, Cl A (B)*                               15,025             660
   Autoliv                                               63,500           3,626
   Autonation*                                           18,800             399
   Autozone*                                              3,200             410
   Barnes & Noble                                        21,250             838
   Bed Bath & Beyond*                                     5,700             229
   Best Buy                                              15,375             749
   Big Lots (B)*                                         30,600             957
   Black & Decker                                        15,550           1,269
   BorgWarner (B)                                        24,500           1,848
   Brinker International                                 24,850             813
   Brunswick                                              2,700              86
   Cablevision Systems, Cl A                             19,800             603
   Carmax*                                                4,080             100
   Cavco Industries*                                        130               5
   CBRL Group                                             5,000             231
   CBS, Cl B                                            161,869           4,952
   CEC Entertainment*                                     3,000             125
   Centex                                                 2,600             109
   Cheesecake Factory*                                    1,125              30
   Chico's FAS*                                           1,400              34
   Clear Channel Communications                           1,400              49
   Clear Channel Outdoor Holdings, Cl A*                  9,900             260
   Coach*                                                79,500           3,979
   Comcast, Cl A (B)*                                   276,511           7,175
   Comcast, Special Cl A*                                 7,050             180
   DaimlerChrysler                                        7,500             614
   Darden Restaurants                                    17,600             725
   DeVry                                                  1,021              30

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Dick's Sporting Goods (B)*                            14,600   $         851
   Dillard's, Cl A (B)                                   26,000             851
   DIRECTV Group (B)*                                   134,865           3,111
   Discovery Holding, Cl A*                               4,780              91
   Dollar Tree Stores*                                   28,000           1,071
   Dow Jones                                                203               7
   DR Horton                                              5,650             124
   DreamWorks Animation SKG, Cl A*                        5,600             171
   DSW, Cl A*                                             2,000              84
   Eastman Kodak (B)                                     58,500           1,320
   EchoStar Communications, Cl A*                        40,350           1,752
   Ethan Allen Interiors (B)                             30,500           1,078
   Expedia*                                               1,535              36
   Federated Department Stores (B)                       74,122           3,339
   Foot Locker                                           10,700             252
   Ford Motor (B)                                        91,500             722
   Fortune Brands (B)                                    95,072           7,494
   GameStop, Cl A*                                        3,622             118
   Gannett                                               39,550           2,226
   Gap                                                   56,350             970
   General Motors (B)                                   114,200           3,499
   Gentex (B)                                            57,900             941
   Genuine Parts                                          4,950             243
   Getty Images*                                            600              29
   Goodyear Tire & Rubber (B)*                           55,150           1,720
   H&R Block (B)                                          6,800             143
   Harley-Davidson (B)                                   12,500             734
   Harrah's Entertainment                                 3,403             287
   Hasbro                                               141,000           4,035
   Hearst-Argyle Television                                 700              19
   Hilton Hotels                                          8,250             297
   Home Depot                                           173,000           6,356
   IAC/InterActive (B)*                                   6,192             233
   Idearc*                                               19,099             670
   International Game Technology                        381,200          15,393
   International Speedway, Cl A                           1,200              62
   Interpublic Group (B)*                                 3,050              38
   ITT Educational Services*                              1,200              98
   J Crew Group*                                          3,000             120
   J.C. Penney                                           60,800           4,995
   Johnson Controls                                      21,400           2,025
   Jones Apparel Group                                   44,200           1,358
   KB Home (B)                                           11,850             506
   Kohl's*                                               80,580           6,173
   Lamar Advertising, Cl A (B)*                          40,309           2,538
   Las Vegas Sands*                                       1,850             160
   Leggett & Platt                                       64,050           1,452
   Lennar, Cl A                                           2,600             110
   Lennar, Cl B                                             260              10
   Liberty Global, Cl A (B)*                              3,170             104
   Liberty Global, Ser C*                                 2,201              67
   Liberty Media Holding-Capital, Ser A*                  2,390             264
   Liberty Media Holding-Interactive, Cl A*              11,950             285


--------------------------------------------------------------------------------
16         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Limited Brands (B)                                     9,450   $         246
   Live Nation*                                           7,151             158
   Liz Claiborne                                          3,400             146
   Lowe's                                               298,204           9,390
   Marriott International, Cl A (B)                      11,600             568
   Mattel                                               194,000           5,349
   McDonald's                                           317,962          14,324
   McGraw-Hill                                          258,281          16,241
   MDC Holdings (B)                                       1,150              55
   MGM Mirage (B)*                                      233,800          16,254
   Midas*                                                 9,000             194
   Mohawk Industries (B)*                                 1,900             156
   News, Cl A                                           102,894           2,379
   Nike, Cl B                                            45,100           4,792
   Nordstrom                                              9,800             519
   NVR*                                                   1,800           1,197
   O'Reilly Automotive*                                   1,800              60
   Office Depot*                                         18,100             636
   OfficeMax                                                600              32
   Omnicom Group                                         10,000           1,024
   OSI Restaurant Partners                                  950              38
   PetSmart                                               5,300             175
   Priceline.com*                                        17,800             948
   Pulte Homes                                           27,600             730
   RadioShack                                             1,400              38
   Regal Entertainment Group, Cl A                        3,550              71
   Ross Stores                                           14,300             492
   Ruby Tuesday                                           1,300              37
   Ryland Group (B)                                       1,250              53
   Saks (B)                                              44,300             923
   Sears Holdings*                                        2,690             485
   Select Comfort*                                        7,000             125
   ServiceMaster                                          7,200             111
   Shaw Communications, Cl B                             42,300           1,562
   Sherwin-Williams                                      21,600           1,426
   Snap-On                                                3,900             188
   Standard-Pacific (B)                                   2,450              51
   Stanley Works                                         12,600             698
   Staples                                              681,050          17,598
   Starbucks*                                           156,900           4,920
   Starwood Hotels & Resorts Worldwide                   13,150             853
   Target                                               177,540          10,521
   Tempur-Pedic International (B)*                        7,100             185
   Tiffany                                                1,300              59
   Tim Hortons                                           25,189             766
   Time Warner                                          789,419          15,567
   TJX                                                   24,000             647
   Toll Brothers*                                         3,000              82
   TravelCenters of America LLC*                             90               3
   Tribune (B)                                           90,950           2,920
   Universal Technical Institute*                        12,300             284
   Urban Outfitters*                                      1,650              44
   VF                                                    42,200           3,487
   Viacom, Cl B*                                        148,784           6,117

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Virgin Media                                           3,850   $          97
   Walt Disney                                          155,500           5,354
   Washington Post, Cl B                                    100              76
   Weight Watchers International (B)                    210,000           9,679
   Wendy's International                                 38,500           1,205
   Whirlpool (B)                                         23,594           2,003
   Williams-Sonoma (B)                                  102,680           3,641
   Wyndham Worldwide*                                    11,330             387
   Wynn Resorts (B)                                       1,100             104
   XM Satellite Radio Holdings,
      Cl A (B)*                                           7,100              92
   Yum! Brands                                           36,800           2,126
                                                                  --------------
                                                                        284,182
                                                                  --------------

CONSUMER STAPLES -- 8.9%
   Altria Group                                         159,100          13,971
   Anheuser-Busch                                        16,100             812
   Archer-Daniels-Midland                                42,357           1,554
   Avon Products                                         11,200             417
   BJ's Wholesale Club*                                   9,000             304
   Brown-Forman, Cl B                                     1,200              79
   Bunge (B)                                              9,500             781
   Campbell Soup                                          7,500             292
   Clorox                                                25,950           1,653
   Coca-Cola                                            269,501          12,936
   Coca-Cola Enterprises                                109,250           2,212
   Colgate-Palmolive                                     88,152           5,888
   ConAgra Foods                                        236,000           5,879
   Constellation Brands, Cl A*                            3,000              63
   Costco Wholesale                                     114,669           6,174
   CVS                                                  155,560           5,311
   Dean Foods*                                           40,610           1,898
   Del Monte Foods                                      121,900           1,399
   Energizer Holdings (B)*                               27,900           2,381
   Estee Lauder, Cl A                                    34,400           1,680
   General Mills                                        107,200           6,241
   Hershey                                               14,500             793
   HJ Heinz                                              10,950             516
   Hormel Foods                                           5,300             197
   JM Smucker                                             8,600             458
   Kellogg (B)                                           12,500             643
   Kimberly-Clark                                        99,200           6,794
   Kraft Foods, Cl A (B)                                 27,850             882
   Kroger                                               180,500           5,099
   Loews - Carolina                                       5,300             401
   McCormick                                              2,100              81
   Molson Coors Brewing, Cl B                            10,900           1,031
   Peet's Coffee & Tea*                                   2,200              61
   Pepsi Bottling Group                                   2,200              70
   PepsiAmericas                                         38,200             853
   PepsiCo                                              354,447          22,529
   Prestige Brands Holdings*                              7,700              91
   Procter & Gamble                                     786,226          49,658


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Reynolds American (B)                                 99,000   $       6,179
   Safeway                                              112,434           4,120
   Sara Lee                                              60,900           1,030
   Smithfield Foods*                                      2,700              81
   Supervalu                                             29,768           1,163
   Sysco                                                 13,450             455
   TreeHouse Foods*                                         282               9
   Tyson Foods, Cl A                                     52,072           1,011
   UST                                                   46,400           2,690
   Wal-Mart Stores                                      521,568          24,488
   Walgreen                                             571,150          26,210
   Whole Foods Market                                     2,500             112
   WM Wrigley Jr. (B)                                    95,627           4,870
                                                                  --------------
                                                                        234,500
                                                                  --------------
ENERGY -- 10.1%
   Anadarko Petroleum                                    63,500           2,729
   Apache                                                 4,771             337
   Arch Coal                                                900              28
   Baker Hughes                                         254,077          16,802
   BJ Services                                            7,200             201
   Cabot Oil & Gas                                          500              34
   Cameron International*                                 1,450              91
   Chesapeake Energy                                      1,000              31
   Chevron                                              481,162          35,587
   Cimarex Energy                                         5,685             210
   ConocoPhillips                                       282,888          19,335
   Consol Energy                                          2,800             110
   Cross Timbers Royalty Trust                               53               2
   Devon Energy                                         114,490           7,925
   Dresser-Rand Group*                                    1,150              35
   El Paso (B)                                           30,300             438
   EnCana                                                40,600           2,056
   ENSCO International                                    6,000             326
   EOG Resources                                          2,900             207
   Exxon Mobil                                        1,131,082          85,340
   FMC Technologies*                                        500              35
   Forest Oil (B)*                                        2,300              77
   Foundation Coal Holdings                               2,050              70
   Grant Prideco*                                        24,700           1,231
   Halliburton (B)                                      289,716           9,196
   Helix Energy Solutions Group*                            850              32
   Helmerich & Payne                                     25,400             771
   Hess                                                  62,550           3,470
   Holly (B)                                             30,600           1,815
   Kinder Morgan                                          4,400             468
   Marathon Oil                                         128,187          12,669
   Mariner Energy*                                          931              18
   Massey Energy                                          2,100              50
   Murphy Oil (B)                                         7,800             416
   National Oilwell Varco*                               10,430             811
   Newfield Exploration*                                  5,100             213
   Noble Energy                                          20,950           1,250

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Occidental Petroleum                                 109,400   $       5,394
   Patterson-UTI Energy                                  14,000             314
   Peabody Energy                                         4,400             177
   Petro-Canada                                          27,000           1,059
   Pioneer Natural Resources (B)                          9,900             427
   Plains Exploration & Production*                       1,250              56
   Pogo Producing (B)                                     3,450             166
   Pride International*                                   1,050              32
   Rowan                                                  5,600             182
   Schlumberger                                         366,916          25,354
   SEACOR Holdings*                                         300              30
   Smith International (B)                                7,200             346
   Spectra Energy*                                       10,922             287
   Suncor Energy                                        161,144          12,303
   Sunoco                                                49,900           3,515
   Tidewater                                             20,300           1,189
   Transocean*                                           12,800           1,046
   Unit*                                                 10,750             544
   Valero Energy                                         87,230           5,625
   Weatherford International*                            64,990           2,931
   Williams                                              14,800             421
   XTO Energy                                            23,776           1,303
                                                                  --------------
                                                                        267,117
                                                                  --------------

FINANCIALS -- 22.4%
   21st Century Insurance Group                           4,500              95
   A.G. Edwards                                          20,000           1,384
   ACE                                                   24,500           1,398
   Affiliated Managers Group*                             1,350             146
   Affordable Residential Communities+*                  43,900             533
   Aflac                                                  9,650             454
   Allstate                                             188,500          11,321
   AMB Property+                                          1,700             100
   AMBAC Financial Group                                  3,900             337
   American Express                                     299,309          16,881
   American International Group                         467,112          31,399
   American National Insurance                              300              38
   AmeriCredit (B)*                                      26,600             608
   Ameriprise Financial                                  10,100             577
   Annaly Capital Management+                             5,800              90
   AON                                                   40,450           1,535
   Archstone-Smith Trust+ (B)                             4,550             247
   Arthur J. Gallagher (B)                                  950              27
   Assurant                                              43,100           2,311
   Astoria Financial                                     41,100           1,093
   AvalonBay Communities+                                   700              91
   Axis Capital Holdings                                 86,950           2,944
   Bank of America                                      942,725          48,098
   Bank of Hawaii                                            50               3
   Bank of New York                                      43,200           1,752
   BB&T                                                 120,700           4,951
   Bear Stearns (B)                                      23,900           3,593


--------------------------------------------------------------------------------
18         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Boston Properties+ (B)                                 1,600   $         188
   Brookfield Asset Management, Cl A                     52,000           2,718
   Capital One Financial                                 17,901           1,351
   CapitalSource+ (B)                                     2,900              73
   CB Richard Ellis Group, Cl A*                          1,300              44
   CBL & Associates Properties+                             700              31
   Cbot Holdings, Cl A*                                     400              73
   Charles Schwab                                       471,693           8,627
   Chicago Mercantile Exchange Holdings, Cl A (B)        28,650          15,255
   Chubb (B)                                            123,600           6,386
   Cincinnati Financial                                  40,752           1,728
   CIT Group                                             70,900           3,752
   Citigroup                                          1,056,862          54,259
   Citizens Banking                                         900              20
   Colonial Properties Trust+ (B)                         2,500             114
   Comerica                                              92,100           5,445
   Commerce Bancorp (B)                                     800              27
   Commerce Group                                         2,500              75
   Compass Bancshares                                     2,000             138
   Countrywide Financial (B)                            160,198           5,389
   Credicorp                                              1,500              73
   Crescent Real Estate Equities+                         1,000              20
   Developers Diversified Realty+ (B)                     1,250              79
   Duke Realty+ (B)                                       5,550             241
   E*Trade Financial*                                     3,700              79
   Equity Residential+ (B)                                8,950             432
   Erie Indemnity, Cl A                                   3,500             185
   Essex Property Trust+                                    400              52
   Fannie Mae                                           102,200           5,578
   Federal Realty Investment Trust+                         300              27
   Fidelity National Financial, Cl A                     32,834             788
   Fifth Third Bancorp                                    5,600             217
   First American                                        52,700           2,673
   First Horizon National (B)                            25,400           1,055
   First Marblehead (B)                                  30,975           1,390
   First Mercury Financial*                               5,800             119
   FirstMerit                                             2,600              55
   Forest City Enterprises, Cl A (B)                        450              30
   Franklin Resources                                    12,800           1,547
   Freddie Mac                                          258,537          15,380
   General Growth Properties+ (B)                         2,100             136
   Genworth Financial, Cl A                              47,700           1,667
   Goldman Sachs Group                                   39,800           8,224
   Greater Bay Bancorp                                    1,850              50
   Hanover Insurance Group                               37,900           1,748
   Hartford Financial Services Group                     67,800           6,480
   HCC Insurance Holdings                                 3,000              92
   Health Care Property Investors+ (B)                   11,200             404
   Health Care+ (B)                                         650              29
   Highwoods Properties+                                  1,500              59
   Hospitality Properties Trust+                          8,900             417
   Host Hotels & Resorts+ (B)                            16,732             440
   HRPT Properties Trust+                                 7,250              89

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Huntington Bancshares                                 80,000   $       1,748
   IndyMac Bancorp (B)                                   61,800           1,981
   IntercontinentalExchange (B)*                        150,500          18,393
   Investment Technology Group*                           2,400              94
   iStar Financial+                                       4,600             215
   Janus Capital Group (B)                               61,300           1,282
   JER Investors Trust+                                  13,100             249
   Jones Lang LaSalle                                    14,700           1,533
   JPMorgan Chase                                       764,620          36,992
   Keycorp (B)                                          190,400           7,134
   Kilroy Realty+                                           600              44
   Kimco Realty+                                          1,600              78
   Legg Mason (B)                                        76,920           7,247
   Lehman Brothers Holdings                              99,638           6,982
   Lexington Realty Trust+                                8,900             188
   Liberty Property Trust+ (B)                            1,650              80
   Lincoln National                                      69,036           4,680
   Loews                                                 99,800           4,534
   M&T Bank                                               1,750             203
   Macerich+                                              1,350             125
   Mack-Cali Realty+                                      2,400             114
   Manulife Financial                                    12,446             429
   Markel*                                                  100              48
   Marsh & McLennan                                       8,553             251
   Marshall & Ilsley (B)                                  4,600             213
   MBIA                                                  46,500           3,045
   Mellon Financial (B)                                  25,100           1,083
   Merrill Lynch                                        293,600          23,978
   Metlife                                               34,200           2,160
   MGIC Investment                                       28,500           1,679
   Moody's (B)                                          225,800          14,013
   Morgan Stanley                                       284,400          22,399
   NASDAQ Stock Market*                                   1,200              35
   National City (B)                                    263,400           9,812
   Nationwide Financial Services, Cl A                   37,850           2,039
   New York Community Bancorp (B)                         2,237              39
   Northern Trust                                         5,700             343
   Nuveen Investments, Cl A                               1,200              57
   NYSE Group (B)*                                          400              37
   Old Republic International                            76,506           1,692
   Oriental Financial Group                               9,800             115
   Pacific Capital Bancorp                                3,600             116
   Peoples Bank (B)                                       2,250             100
   Phoenix                                               15,400             214
   Piper Jaffray*                                           366              23
   Plum Creek Timber+ (B)                                 4,700             185
   PMI Group                                             59,100           2,672
   PNC Financial Services Group                          38,207           2,750
   Popular (B)                                           26,300             436
   Principal Financial Group                             86,800           5,197
   Progressive                                           82,000           1,789
   Prologis+                                             13,854             900
   Protective Life                                        2,000              88
   Prudential Financial                                  57,900           5,226


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Public Storage+                                        2,050   $         194
   Radian Group (B)                                      33,000           1,811
   Raymond James Financial                                2,025              60
   Rayonier+                                              1,600              69
   Realogy*                                               4,787             142
   Realty Income+ (B)                                     1,050              30
   Regency Centers+                                         850              71
   Regions Financial (B)                                211,171           7,469
   Reinsurance Group of America                          55,700           3,215
   Safeco                                                62,400           4,145
   SeaBright Insurance Holdings*                          4,700              86
   Simon Property Group+ (B)                              9,925           1,104
   SL Green Realty+ (B)                                     833             114
   SLM                                                   21,900             896
   Sovereign Bancorp                                      8,190             208
   St. Joe (B)                                            1,750              92
   State Street                                           2,655             172
   SunTrust Banks (B)                                   146,750          12,186
   SVB Financial Group (B)*                               1,550              75
   Synovus Financial                                        900              29
   T. Rowe Price Group                                    5,000             236
   Taubman Centers+                                       2,350             136
   TCF Financial (B)                                      2,200              58
   TD Ameritrade Holding*                                 4,350              65
   TD Banknorth                                           1,127              36
   Thornburg Mortgage+ (B)                               50,400           1,310
   Torchmark                                              2,450             161
   Toronto-Dominion Bank                                    541              33
   Transatlantic Holdings                                 1,100              72
   Travelers                                            223,531          11,572
   UnionBanCal                                           25,050           1,589
   Unitrin                                                5,950             280
   UnumProvident (B)                                     47,750           1,100
   US Bancorp                                           463,061          16,193
   Ventas+ (B)                                            1,150              48
   Vornado Realty Trust+ (B)                              1,700             203
   Wachovia                                             349,034          19,214
   Waddell & Reed Financial, Cl A                         3,900              91
   Washington Mutual (B)                                322,637          13,028
   Weingarten Realty Investors+ (B)                       1,400              67
   Wells Fargo                                          233,700           8,046
   Whitney Holding                                        1,200              37
   XL Capital, Cl A                                      14,600           1,021
   Zions Bancorporation                                   1,600             135
                                                                  --------------
                                                                        591,512
                                                                  --------------
HEALTH CARE -- 10.9%
   Abbott Laboratories                                  165,000           9,207
   Advanced Medical Optics (B)*                           1,222              45
   Aetna                                                 82,500           3,613
   Alcon                                                  3,800             501
   Allergan                                             143,454          15,898
   AmerisourceBergen                                     71,676           3,781

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Amgen*                                               173,002   $       9,667
   AMN Healthcare Services*                               3,600              81
   Applera - Applied Biosystems Group                    11,150             330
   Barr Pharmaceuticals*                                  1,650              76
   Bausch & Lomb                                            750              38
   Baxter International                                  11,050             582
   Beckman Coulter                                          600              38
   Becton Dickinson                                      32,550           2,503
   Biogen Idec*                                          10,820             480
   Biomet                                                 5,025             214
   Boston Scientific*                                    20,717             301
   Bristol-Myers Squibb                                  28,700             797
   C.R. Bard                                              3,800             302
   Cardinal Health                                       28,930           2,110
   Celgene (B)*                                         113,990           5,980
   Cephalon*                                                400              28
   Charles River Laboratories International*             35,700           1,651
   Cigna                                                 33,200           4,736
   Community Health Systems*                              1,700              60
   Cooper                                                   600              29
   Covance*                                                 350              21
   Coventry Health Care*                                  1,424              80
   Cytyc*                                                 6,000             205
   Dade Behring Holdings                                    600              26
   DaVita*                                                2,325             124
   Dentsply International                                   900              29
   Dionex*                                                4,900             334
   Eli Lilly                                             18,041             969
   Emdeon (B)*                                           10,300             156
   Express Scripts*                                      21,800           1,760
   Forest Laboratories*                                  41,600           2,140
   Genentech (B)*                                       391,151          32,121
   Genzyme*                                               4,350             261
   Gilead Sciences*                                      16,500           1,262
   Haemonetics*                                          18,600             870
   Health Net*                                            1,600              86
   Hospira*                                               4,710             193
   Humana*                                                8,600             499
   ICU Medical*                                          10,200             400
   Idexx Laboratories*                                      250              22
   ImClone Systems*                                         650              26
   IMS Health                                             3,944             117
   Intuitive Surgical*                                      350              43
   Invitrogen (B)*                                        1,350              86
   Johnson & Johnson                                    148,230           8,932
   King Pharmaceuticals (B)*                            146,900           2,890
   Laboratory of America Holdings*                       14,000           1,017
   LifePoint Hospitals*                                     700              27
   Lincare Holdings*                                      1,750              64
   Manor Care                                             3,700             201
   McKesson                                              36,326           2,127
   Medco Health Solutions*                               18,996           1,378


--------------------------------------------------------------------------------
20         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Medicis Pharmaceutical, Cl A                           1,000   $          31
   Medimmune (B)*                                       233,480           8,496
   Medtronic                                            189,929           9,318
   Merck                                                371,935          16,428
   Millennium Pharmaceuticals*                            3,950              45
   Millipore*                                               700              51
   Mylan Laboratories                                    19,800             419
   Novartis ADR*                                         66,200           3,617
   Omnicare                                               1,272              51
   Patterson*                                             2,100              75
   PDL BioPharma (B)*                                     2,150              47
   PerkinElmer                                           11,950             289
   Pfizer                                             1,479,133          37,363
   Pharmaceutical Product Development                     4,300             145
   Quest Diagnostics                                      2,400             120
   Schering-Plough                                       53,331           1,360
   Sciele Pharma*                                        11,900             282
   Sepracor*                                              1,250              58
   St. Jude Medical*                                    268,290          10,090
   STERIS                                                13,500             359
   Stryker (B)*                                         134,537           8,922
   Tenet Healthcare (B)*                                 86,900             559
   Thermo Fisher Scientific*                            149,906           7,008
   Triad Hospitals*                                         800              42
   United Therapeutics*                                  12,400             667
   UnitedHealth Group                                   437,892          23,195
   Universal Health Services, Cl B                          800              46
   Valeant Pharmaceuticals International                  6,000             104
   Varian Medical Systems*                                1,100              52
   Waters*                                                5,800             336
   Watson Pharmaceuticals*                                1,550              41
   WellCare Health Plans*                                   600              51
   WellPoint*                                            63,748           5,170
   Wyeth                                                264,475          13,232
   Zimmer Holdings*                                     229,541          19,605
                                                                  --------------
                                                                        289,188
                                                                  --------------
INDUSTRIALS -- 7.3%
   3M                                                    32,700           2,499
   ACCO Brands*                                             482              12
   Acuity Brands                                          7,100             387
   AGCO (B)*                                              1,500              55
   Alliant Techsystems (B)*                               1,300             114
   Allied Waste Industries*                               6,854              86
   American Standard                                      3,600             191
   AMR*                                                   5,750             175
   Applied Industrial Technologies                        3,300              81
   Armor Holdings*                                          450              30
   Avery Dennison                                         6,900             443
   Avis Budget Group                                      5,200             142
   Boeing                                                52,803           4,695
   Brink's                                                  650              41
   Burlington Northern Santa Fe                          12,900           1,038

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   C.H. Robinson Worldwide (B)                            3,200   $         153
   Caterpillar                                          150,000          10,055
   ChoicePoint*                                           1,300              49
   Cintas                                                 1,100              40
   Continental Airlines, Cl B (B)*                        2,450              89
   Cooper Industries, Cl A                                1,600              72
   Covanta Holding*                                       1,150              26
   Crane                                                    850              34
   CSX                                                  128,200           5,134
   Cummins                                               24,500           3,546
   Danaher                                               10,200             729
   Deere                                                 32,750           3,558
   Dover                                                 14,350             700
   DRS Technologies                                       1,500              78
   Dun & Bradstreet                                         800              73
   Eaton                                                 49,300           4,120
   Emerson Electric                                     148,600           6,403
   EnPro Industries*                                      2,700              97
   Equifax                                                7,000             255
   Expeditors International Washington (B)              303,400          12,536
   Fastenal (B)                                           2,800              98
   FedEx                                                 51,400           5,522
   Flowserve                                              6,000             343
   Fluor (B)                                                750              67
   Gardner Denver*                                       22,200             774
   GATX                                                   1,600              76
   General Dynamics                                       6,200             474
   General Electric                                   1,156,522          40,895
   Genlyte Group*                                         1,300              92
   Goodman Global*                                        8,300             146
   Goodrich                                               3,950             203
   Graco                                                 21,300             834
   Harsco                                                 4,600             206
   Herman Miller                                          1,900              64
   Honeywell International                              152,700           7,033
   HUB Group, Cl A*                                         200               6
   Hubbell, Cl B                                          1,650              80
   Hudson Highland Group*                                   750              12
   IKON Office Solutions                                  5,300              76
   Illinois Tool Works                                    8,900             459
   Ingersoll-Rand, Cl A                                  53,000           2,299
   ITT                                                    4,000             241
   Jacobs Engineering Group*                              2,080              97
   Joy Global                                             1,800              77
   Kansas City Southern (B)*                              1,000              36
   Kirby*                                                 2,100              73
   L-3 Communications Holdings                           25,000           2,187
   Lennox International                                  18,300             653
   Lockheed Martin                                       55,100           5,346
   Manitowoc                                                650              41
   Manpower                                               5,900             435
   Masco (B)                                             76,550           2,097
   Monster Worldwide*                                     5,000             237


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   MSC Industrial Direct, Cl A                           15,800   $         738
   Norfolk Southern (B)                                  76,200           3,856
   Northrop Grumman (B)                                 147,334          10,935
   Paccar (B)                                            10,112             742
   Pall                                                   4,750             181
   Parker Hannifin                                       32,800           2,831
   Pentair                                                2,400              75
   PHH*                                                     957              29
   Pitney Bowes                                           4,450             202
   Precision Castparts                                      800              83
   Quanta Services (B)*                                   8,100             204
   Raytheon                                              55,100           2,891
   Republic Services                                      9,600             267
   Robert Half International                             35,500           1,314
   Rockwell Automation                                    6,000             359
   Rockwell Collins                                      18,300           1,225
   RR Donnelley & Sons                                   62,100           2,272
   Ryder System                                          19,800             977
   Shaw Group*                                            1,550              48
   Skywest                                                4,400             118
   Southwest Airlines                                    18,950             279
   SPX                                                   13,850             972
   Steelcase, Cl A                                        4,450              89
   Stericycle*                                              400              33
   Swift Transportation*                                  2,100              65
   Terex*                                                   850              61
   Textron                                                9,100             817
   Timken                                                27,500             834
   Trinity Industries                                     4,000             168
   UAL (B)*                                                 900              34
   Union Pacific                                          8,100             823
   United Parcel Service, Cl B                          257,700          18,065
   United Rentals (B)*                                   42,350           1,165
   United Technologies                                  126,112           8,197
   URS*                                                     900              38
   US Airways Group (B)*                                  1,100              50
   USG (B)*                                                 500              23
   Viad                                                     850              33
   Waste Management                                      35,000           1,204
   WW Grainger                                            4,800             371
   YRC Worldwide*                                           700              28
                                                                  --------------
                                                                        191,711
                                                                  --------------
INFORMATION TECHNOLOGY -- 16.1%
   3Com*                                                  6,400              25
   Activision*                                            1,800              34
   Acxiom                                                 1,900              41
   ADC Telecommunications*                                3,200              54
   Adobe Systems (B)*                                    30,012           1,251
   Advanced Micro Devices*                                7,950             104
   Advent Software*                                       1,400              49
   Affiliated Computer Services, Cl A*                    2,100             124
   Agilent Technologies*                                 27,700             933

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Akamai Technologies (B)*                              18,300   $         913
   Altera*                                                6,400             128
   Amkor Technology (B)*                                 16,800             210
   Amphenol, Cl A                                         2,200             142
   Analog Devices                                        11,050             381
   Andrew*                                                9,250              98
   Apple (B)*                                           123,900          11,512
   Applied Materials (B)                                124,916           2,288
   Arrow Electronics*                                    53,900           2,035
   Atmel*                                                 4,600              23
   Autodesk*                                              4,100             154
   Automatic Data Processing                             36,400           1,762
   Avaya*                                                 7,550              89
   Avnet*                                                80,900           2,924
   AVX                                                    9,900             150
   BEA Systems*                                          19,700             228
   BearingPoint (B)*                                      6,450              49
   BMC Software*                                          8,900             274
   Broadcom, Cl A*                                        6,450             207
   Brooks Automation*                                     1,700              29
   CA                                                    23,200             601
   Cadence Design Systems*                               57,200           1,205
   CDW                                                    1,795             110
   Ceridian*                                              1,482              52
   Checkfree (B)*                                        22,000             816
   Ciena*                                                 1,500              42
   Cisco Systems*                                       702,433          17,933
   Citrix Systems*                                       14,250             456
   Cognizant Technology Solutions,
     Cl A*                                               11,456           1,011
   Computer Sciences*                                    40,200           2,096
   Compuware*                                             3,762              36
   Convergys*                                            57,600           1,464
   Corning*                                              25,700             584
   CSG Systems International*                             8,100             203
   Cypress Semiconductor*                                 6,250             116
   Dell*                                                153,613           3,565
   Diebold (B)                                            2,900             138
   Dolby Laboratories, Cl A*                              4,600             159
   DST Systems (B)*                                         850              64
   eBay (B)*                                            754,134          25,000
   Electronic Arts*                                     271,142          13,655
   Electronic Data Systems                               91,100           2,522
   EMC*                                                 476,440           6,599
   F5 Networks*                                           1,050              70
   Fair Isaac                                            38,850           1,503
   Fairchild Semiconductor
     International*                                       1,700              28
   Fidelity National Information Services                 5,129             233
   First Data                                           317,031           8,528
   Fiserv*                                               56,850           3,016
   Global Payments                                        4,000             136
   Google, Cl A*                                         94,185          43,152
   Harris                                                 6,000             306


--------------------------------------------------------------------------------
22         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Hewlett-Packard                                      571,938   $      22,958
   Ingram Micro, Cl A*                                  156,200           3,016
   Integrated Device Technology*                          9,200             142
   Intel                                                411,236           7,867
   International Business Machines                       87,836           8,279
   International Rectifier*                              10,600             405
   Intersil, Cl A                                         2,750              73
   Intevac*                                              28,600             754
   Intuit*                                              568,700          15,560
   Iron Mountain*                                         4,725             123
   Itron*                                                 1,900             124
   Jabil Circuit                                          2,650              57
   Juniper Networks (B)*                                 12,850             253
   Kemet*                                                 6,000              46
   Kla-Tencor                                             2,600             139
   Kronos*                                               10,000             535
   Lam Research*                                          2,600             123
   Lexmark International, Cl A*                          56,450           3,300
   Linear Technology (B)                                185,681           5,866
   LSI Logic (B)*                                         6,906              72
   Mastercard, Cl A (B)                                     600              64
   McAfee*                                                4,400             128
   MEMC Electronic Materials*                               800              48
   Methode Electronics                                    1,600              24
   Mettler Toledo International*                          2,300             206
   Microchip Technology                                   3,650             130
   Micron Technology                                      5,800              70
   Microsoft                                            688,838          19,198
   MKS Instruments (B)*                                   1,750              45
   Molex                                                    700              20
   MoneyGram International                                3,400              94
   Motorola                                             144,700           2,557
   MPS Group*                                            32,400             458
   National Semiconductor                                24,800             599
   NAVTEQ (B)*                                            2,150              74
   Network Appliance*                                    51,500           1,881
   Novell*                                                3,500              25
   Novellus Systems (B)*                                  5,300             170
   Nvidia*                                               59,700           1,718
   Oracle*                                              193,583           3,510
   Paychex                                              535,917          20,295
   Perot Systems, Cl A*                                   6,700             120
   PMC - Sierra (B)*                                      8,950              63
   Polycom*                                              11,200             373
   QLogic*                                                4,300              73
   Qualcomm                                           1,058,232          45,144
   Rambus*                                                1,600              34
   Red Hat (B)*                                           3,800              87
   Research In Motion*                                  194,520          26,550
   RF Micro Devices*                                     17,400             108
   Sabre Holdings, Cl A                                   4,850             159
   Salesforce.com*                                        1,500              64
   SanDisk (B)*                                         265,750          11,640
   Sanmina-SCI*                                         157,000             568

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Seagate Technology (B)                               650,000   $      15,145
   Semtech*                                               5,750              77
   Silicon Laboratories*                                    800              24
   Sirf Technology Holdings*                             13,400             372
   Smith Micro Software*                                 10,900             203
   Solectron (B)*                                       216,300             681
   Sun Microsystems*                                    106,000             637
   Sybase*                                                2,400              61
   Symantec (B)*                                         43,827             758
   Synopsys*                                              2,789              73
   Talx                                                   8,100             268
   Tech Data (B)*                                        15,593             558
   Tektronix                                              1,600              45
   Tellabs*                                               8,050              80
   Teradyne (B)*                                         46,300             766
   Texas Instruments                                     40,000           1,204
   Unisys (B)*                                            6,200              52
   Varian Semiconductor Equipment
     Associates*                                         18,500             987
   Verigy*                                                  863              20
   VeriSign*                                              7,450             187
   Vishay Intertechnology (B)*                           81,300           1,137
   Western Digital*                                      35,400             595
   Western Union*                                       768,591          16,871
   Xerox*                                               179,200           3,027
   Xilinx (B)                                            11,000             283
   Yahoo! (B)*                                          389,323          12,182
   Zebra Technologies, Cl A*                                450              17
                                                                  --------------
                                                                        423,909
                                                                  --------------
MATERIALS -- 3.2%
   Air Products & Chemicals                               9,900             732
   Alcoa                                                186,500           6,322
   Allegheny Technologies                                 2,855             305
   Ashland                                               30,600           2,007
   Ball                                                   4,400             202
   Carpenter Technology                                     450              54
   Chemtura                                               4,350              48
   Crown Holdings*                                        3,000              73
   Dow Chemical                                         207,800           9,530
   E.I. Du Pont de Nemours (B)                          110,200           5,447
   Eagle Materials                                       27,006           1,205
   Eastman Chemical                                      23,800           1,507
   Ecolab                                                11,200             482
   Florida Rock Industries                                  900              61
   Freeport-McMoRan Copper & Gold,
     Cl B                                                 8,986             595
   Headwaters*                                           15,100             330
   Hercules*                                             23,450             458
   Huntsman                                               1,600              31
   International Flavors & Fragrances                     3,100             146
   International Paper (B)                               71,100           2,588
   Lubrizol                                              58,900           3,035


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         23

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Lyondell Chemical                                     17,200   $         515
   Martin Marietta Materials                                550              74
   MeadWestvaco                                          37,350           1,152
   Methanex                                              58,300           1,302
   Monsanto                                              12,438             684
   Newmont Mining (B)                                     9,500             399
   Nova Chemicals                                         5,500             170
   Nucor                                                 84,000           5,471
   OM Group (B)*                                         12,600             563
   Owens-Illinois*                                        2,750              71
   Pactiv*                                                8,000             270
   PPG Industries                                        50,200           3,530
   Praxair                                              251,040          15,805
   Quanex                                                30,750           1,302
   Reliance Steel & Aluminum                              1,200              58
   Rohm & Haas                                           35,800           1,852
   RPM International                                      3,000              69
   Sealed Air                                            21,000             664
   Sigma-Aldrich                                          2,700             112
   Smurfit-Stone Container*                              49,800             561
   Sonoco Products                                       14,800             556
   Southern Copper (B)                                   22,900           1,641
   Steel Dynamics                                        58,900           2,544
   Temple-Inland                                          2,200             131
   Titanium Metals*                                       1,450              52
   Tronox, Cl B                                             655               9
   United States Steel                                   42,700           4,235
   Valspar                                               30,400             846
   Vulcan Materials                                      15,100           1,759
   Weyerhaeuser                                          35,107           2,624
                                                                  --------------
                                                                         84,179
                                                                  --------------

TELECOMMUNICATION SERVICES -- 3.8%
   Alltel                                                48,100           2,982
   American Tower, Cl A*                                144,584           5,632
   AT&T                                                 995,866          39,267
   CenturyTel                                            97,900           4,424
   Citizens Communications (B)                           13,450             201
   Crown Castle International (B)*                      192,012           6,169
   Embarq                                                25,212           1,421
   Level 3 Communications (B)*                           14,400              88
   NII Holdings*                                            400              30
   Qwest Communications International (B)*               52,061             468
   SBA Communications, Cl A*                              2,550              75
   Sprint Nextel                                        830,062          15,738
   Telephone & Data Systems                              10,900             650
   Telephone & Data Systems, Special Shares               2,600             145
   US Cellular*                                           6,500             478
   Verizon Communications (B)                           602,405          22,843
   Vodafone Group ADR (B)                                22,600             607
   Windstream                                             8,323             122
                                                                  --------------
                                                                        101,340
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 2.7%
   AES*                                                   6,050   $         130
   Allegheny Energy*                                     11,900             585
   Alliant Energy                                        51,100           2,290
   Ameren (B)                                            24,500           1,232
   American Electric Power                              160,000           7,800
   Aqua America (B)                                       1,333              30
   Centerpoint Energy                                    38,600             693
   CMS Energy (B)                                        50,000             890
   Consolidated Edison                                    4,700             240
   Constellation Energy Group                            37,300           3,243
   Dominion Resources (B)                                 5,900             524
   DTE Energy (B)                                        61,120           2,928
   Duke Energy                                           21,844             443
   Dynegy, Cl A*                                          6,800              63
   Edison International                                  40,300           1,980
   Energen                                               33,300           1,695
   Energy East                                            1,250              30
   Entergy                                               45,250           4,748
   Equitable Resources                                      900              44
   Exelon                                                28,600           1,965
   FirstEnergy (B)                                       92,800           6,147
   FPL Group (B)                                          6,900             422
   Great Plains Energy                                    3,550             115
   Idacorp                                                2,900              98
   KeySpan                                                1,700              70
   Mirant*                                               44,200           1,788
   Nicor                                                  2,350             114
   NiSource                                               3,250              79
   NRG Energy*                                           28,500           2,053
   OGE Energy                                             6,100             237
   Pepco Holdings                                       111,000           3,221
   PG&E                                                  91,950           4,438
   Pinnacle West Capital (B)                             62,000           2,992
   PPL (B)                                               59,400           2,429
   Progress Energy (B)                                   19,550             986
   Public Service Enterprise Group                        5,600             465
   Questar (B)                                            4,200             375
   Reliant Energy (B)*                                   64,262           1,306
   Sempra Energy                                         36,650           2,236
   Southern (B)                                          13,800             506
   TECO Energy                                           92,100           1,585
   TXU                                                   42,900           2,750
   UGI                                                    9,400             251
   Wisconsin Energy                                      67,200           3,261
   Xcel Energy (B)                                      118,800           2,933
                                                                  --------------
                                                                         72,410
                                                                  --------------

Total Common Stock
   (Cost $1,933,683) ($ Thousands)                                    2,540,048
                                                                  --------------


--------------------------------------------------------------------------------
24         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

                                                      Number of
                                                       Warrants
                                                  -------------

WARRANTS -- 0.0%
   Lucent Technologies,
     Expires 12/10/07*                                   10,000   $           1
                                                                  --------------

Total Warrants
   (Cost $--) ($ Thousands)                                                   1
                                                                  --------------

COMMERCIAL PAPER (C) (D) -- 4.3%

FINANCIALS -- 4.3%
   Adirondack, Ser 2005-2
       5.319%, 04/24/07                           $       4,862           4,845
   Brahms Funding
       5.314%, 05/14/07                                   6,007           5,969
       5.313%, 04/16/07                                   4,376           4,366
   Buckingham CDO I LLC
       5.320%, 04/25/07                                   4,497           4,480
   Buckingham CDO II LLC
       5.318%, 04/23/07                                   5,592           5,573
   Buckingham CDO III LLC
       5.320%, 04/26/07                                   4,994           4,975
   Citius I Funding
       5.320%, 04/26/07                                   1,945           1,937
   Citius II Funding LLC
       5.292%, 04/02/07                                   4,862           4,861
   Davis Square Funding
       5.310%, 04/13/07                                  10,697          10,677
   Elysian Funding LLC
     5.353%, 04/23/07                                     1,750           1,744
   Georgetown Funding
       5.316%, 04/20/07                                  11,816          11,781
   KKR Pacific Funding Trust
       5.341%, 04/27/07                                   4,862           4,843
   Mica Funding LLC
       5.316%, 04/20/07                                   5,071           5,056
       5.313%, 04/16/07                                   2,431           2,425
       5.310%, 04/19/07                                   1,574           1,569
       5.294%, 04/05/07                                   5,251           5,247
   Rhineland Funding Capital
       5.354%, 04/30/07                                     468             466
       5.332%, 06/06/07                                   1,787           1,770
       5.315%, 05/15/07                                   5,184           5,149
       5.314%, 05/14/07                                   2,069           2,056
   Thornburg Mortgage Capital Resource
       5.313%, 04/16/07                                   1,237           1,234
       5.310%, 04/13/07                                   1,167           1,165
       5.309%, 04/12/07                                   2,431           2,427
       5.298%, 04/10/07                                   4,692           4,685

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Valour Bay Capital LLC
       5.326%, 05/16/07                           $       6,078   $       6,037
       5.324%, 04/18/07                                   2,081           2,076
       5.319%, 04/12/07                                   2,431           2,427
   Zane Funding
       5.369%, 04/24/07                                   4,590           4,574
       5.364%, 04/17/07                                     149             149
                                                                  --------------
Total Commercial Paper
   (Cost $114,563) ($ Thousands)                                        114,563
                                                                  --------------

CORPORATE OBLIGATIONS (C) (E) -- 3.4%

FINANCIALS -- 3.4%
   American General Finance (F)
       5.370%, 04/16/07                                   7,050           7,050
   Bear Stearns EXL
       5.360%, 04/16/07                                   8,655           8,655
   Countrywide Financial MTN
       5.428%, 06/27/07                                   2,918           2,918
   Countrywide Financial MTN, Ser A
       5.440%, 05/07/07                                   7,294           7,294
   Irish Life & Permanent MTN,
     Ser X (F)
       5.360%, 04/23/07                                   6,467           6,467
   Islandsbanki (F)
       5.369%, 04/09/07                                   7,294           7,294
   Jackson National Life Funding (F)
       5.320%, 04/02/07                                  10,697          10,697
   Morgan Stanley EXL
       5.380%, 04/04/07                                   1,702           1,702
   Morgan Stanley EXL, Ser S
       5.340%, 04/03/07                                   2,431           2,431
   Nationwide Building Society (F)
       5.410%, 06/28/07                                   2,674           2,674
       5.349%, 04/09/07                                   4,862           4,862
   Northern Rock (F)
       5.360%, 04/03/07                                   5,008           5,008
   Premium Asset Trust,
     Ser 2004-10 (F)
       5.380%, 04/16/07                                   6,807           6,807
   SLM EXL, Ser S (F)
       5.320%, 04/16/07                                   5,349           5,349
   Skandinav Enskilda Bank (F)
       5.320%, 04/18/07                                   5,349           5,349
   Stanfield Victoria LLC MTN (F)
       5.445%, 06/11/07                                   4,862           4,862
                                                                  --------------
Total Corporate Obligations
     (Cost $89,419) ($ Thousands)                                        89,419
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         25

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 0.2%

MORTGAGE RELATED SECURITIES -- 0.2%
   Duke Funding, Ser 2004-6B, Cl A1S1
       5.430%, 04/09/07                           $       3,647   $       3,647
   Newcastle CDO, Ser 2005-6A, Cl IM1
       5.340%, 04/24/07                                     972             972
                                                                  --------------
Total Asset-Backed Securities
   (Cost $4,619) ($ Thousands)                                            4,619
                                                                  --------------

CASH EQUIVALENTS** -- 4.8%
   Merrill Lynch EBP Master,
     5.100%                                           4,177,996           4,178
   SEI Daily Income Trust
     Prime Obligation Fund,
     Cl A, 5.180%++                                  88,389,759          88,390
   SEI Liquidity Fund LP,
     5.520%++ (C)                                    34,036,814          34,037
                                                                  --------------
Total Cash Equivalents
   (Cost $126,605) ($ Thousands)                                        126,605
                                                                  --------------

CERTIFICATES OF DEPOSIT (C) -- 0.3%
   Barclays Bank (E) (F)
       5.440%, 06/11/07                                   2,431           2,431
   CC USA MTN (F)
       5.520%, 06/18/07                                   4,862           4,862
   Thornburg Mortgage Capital Resource
       5.309%, 04/11/07                                     604             604
                                                                  --------------
Total Certificates of Deposit
   (Cost $7,897) ($ Thousands)                                            7,897
                                                                  --------------

U.S. TREASURY OBLIGATION (A) (D) -- 0.1%
   U.S. Treasury Bill
       5.095%, 05/24/07                                   3,405           3,381
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $3,380) ($ Thousands)                                            3,381
                                                                  --------------

MASTER NOTE (C) (D) -- 0.1%
   Bear Stearns
       5.558%, 03/31/07                                   1,459           1,459
                                                                  --------------
Total Master Note
   (Cost $1,459) ($ Thousands)                                            1,459
                                                                  --------------

REPURCHASE AGREEMENTS (C) (G) -- 2.0%
   Barclays
     5.340%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $2,323,900
     (collateralized by a U.S.
     Government Obligation, par
     value $2,305,362, 5.600%,
     10/17/13; with total market
     value $2,369,372)                                    2,323           2,323

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Deutsche Bank
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $20,176,290
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $132,987
     $7,397,172, 0.000%-6.110%,
     05/16/07-10/15/19; with total
     market value $20,570,648)                    $      20,167   $      20,167
   Lehman Brothers
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $29,187,419
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $2,111,498-
     $3,557,333, 2.625%-10.351%,
     05/15/07-08/03/18; with total
     market value $29,758,099)                           29,174          29,174
                                                                  --------------

Total Repurchase Agreements
     (Cost $51,664) ($ Thousands)                                        51,664
                                                                  --------------

Total Investments -- 111.4%
   (Cost $2,333,289) ($ Thousands)                                $   2,939,656
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                                  NUMBER OF   EXPIRATION    APPRECIATION
CONTRACT                                 CONTRACTS         DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------

S&P 500 Composite Index                        195     Jun-2007   $         468
S&P 400 Index E-MINI                           120     Jun-2007             227
                                                                  -------------
                                                                  $         695
                                                                  =============

Percentages are based on Net Assets of $2,638,674 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+     Real Estate Investment Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2007 (see Note 7). The total value of securities on loan at March 31, 2007 was $295,803 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2007 was $303,658 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)   Tri-Party Repurchase Agreement.

ADR -- American Depositary Receipt

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

LP -- Limited Partnership

MTN -- Medium Term Note

Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

Large Cap Diversified Alpha Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                     18.3%
Information Technology                         13.6%
Consumer Discretionary                         11.2%
Health Care                                    10.3%
Asset-Backed Securities                         8.8%
Industrials                                     8.3%
Consumer Staples                                6.7%
Energy                                          6.1%
Short-Term Investment                           4.1%
U.S. Government Mortgage-Backed Obligations     3.5%
Materials                                       2.8%
Utilities                                       2.5%
Telecommunication Services                      2.3%
U.S. Government Agency Obligations              1.1%
U.S. Treasury Obligations                       0.4%

# Percentages based on total investments

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.1%

CONSUMER DISCRETIONARY -- 12.9%
   Abercrombie & Fitch, Cl A                              1,800   $         136
   Aeropostale (D)*                                      37,600           1,513
   Amazon.com (D)*                                       51,372           2,044
   American Eagle Outfitters (D)                        112,633           3,378
   AnnTaylor Stores*                                     28,900           1,121
   Apollo Group, Cl A*                                    1,000              44
   Autoliv                                               24,500           1,399
   Autonation*                                              572              12
   Autozone*                                              2,883             369
   Barnes & Noble                                        23,096             911
   Bed Bath & Beyond*                                     1,200              48
   Best Buy                                              25,095           1,223
   Big Lots*                                             36,500           1,142
   Brinker International (D)                             46,894           1,533
   Cablevision Systems, Cl A (D)                        211,960           6,450
   Carmax*                                               22,834             560
   CBS, Cl B (D)                                         78,517           2,402
   Circuit City Stores                                   40,769             755
   Claire's Stores                                        4,500             145
   Clear Channel Communications                           8,549             300
   Coach (D)*                                            82,695           4,139
   Coldwater Creek*                                       1,100              22
   Comcast, Cl A (D)*                                   154,369           4,006
   Darden Restaurants                                    13,404             552
   DeVry                                                  3,500             103
   Dick's Sporting Goods*                                 3,600             210
   Dillard's, Cl A                                       17,590             576
   DIRECTV Group (D)*                                   269,754           6,223
   Discovery Holding, Cl A*                               9,000             172
   Dollar Tree Stores*                                   55,900           2,138
   Dow Jones                                              2,100              72
   DSW, Cl A*                                            22,200             937
   E.W. Scripps, Cl A                                     3,671             164
   Eastman Kodak (D)                                    106,808           2,410

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   EchoStar Communications, Cl A*                        61,439   $       2,668
   Expedia*                                              19,300             447
   Family Dollar Stores                                  29,400             871
   Federated Department Stores                           15,224             686
   Foot Locker                                           10,200             240
   Ford Motor (D)                                       238,232           1,880
   GameStop, Cl A*                                        6,800             221
   Gannett                                                5,646             318
   Gap                                                    6,500             112
   General Motors (D)                                   102,030           3,126
   Gentex                                                76,700           1,246
   Genuine Parts                                          9,363             459
   Goodyear Tire & Rubber (D)*                           89,047           2,777
   GSI Commerce*                                         18,300             413
   Gymboree (D)*                                         30,000           1,202
   Hanesbrands*                                          18,034             530
   Harley-Davidson                                       25,133           1,477
   Harrah's Entertainment                                 1,580             133
   Hasbro (D)                                            60,600           1,734
   Hibbett Sports*                                        2,100              60
   Hilton Hotels                                         10,024             360
   Home Depot                                             5,219             192
   IAC/InterActive (D)*                                  48,509           1,829
   Idearc*                                                8,833             310
   International Game Technology                        189,021           7,633
   International Speedway, Cl A                           1,700              88
   Interpublic Group (D)*                                99,299           1,222
   ITT Educational Services (D)*                         35,000           2,852
   J Crew Group*                                         14,600             587
   J.C. Penney (D)                                       48,951           4,022
   Jarden*                                                5,100             195
   John Wiley & Sons, Cl A                                1,100              42
   Johnson Controls                                      10,803           1,022
   Jones Apparel Group (D)                               51,144           1,572
   Keystone Automotive Industries*                        4,200             142
   Kohl's (D)*                                           52,456           4,019
   Lamar Advertising, Cl A*                               9,235             582
   Las Vegas Sands*                                       1,200             104
   Laureate Education*                                    1,300              77
   Leggett & Platt                                        8,900             202
   Liberty Global, Cl A*                                 19,204             632
   Liberty Media Holding-Capital, Ser A*                  9,700           1,073
   Liberty Media Holding-Interactive, Cl A*              35,029             834
   Limited Brands                                         9,200             240
   Liz Claiborne                                          6,000             257
   Marriott International, Cl A                          20,074             983
   Mattel                                                89,700           2,473
   McDonald's (D)                                        57,742           2,601
   McGraw-Hill (D)                                       36,348           2,286
   Meredith                                                 700              40
   MGM Mirage*                                          104,400           7,258
   Nautilus                                              16,900             261
   New York Times, Cl A                                   9,945             234
   Newell Rubbermaid                                     25,702             799


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   News, Cl A                                            65,977   $       1,525
   Nike, Cl B                                             1,162             123
   Nordstrom (D)                                         15,800             836
   Nutri/System*                                          3,500             183
   NVR*                                                   2,700           1,796
   O'Reilly Automotive*                                   2,537              84
   Office Depot (D)*                                     47,297           1,662
   OfficeMax                                              9,965             526
   Omnicom Group                                         10,424           1,067
   PetSmart (D)                                          42,700           1,407
   Polo Ralph Lauren (D)                                 15,800           1,393
   Priceline.com*                                        11,600             618
   RadioShack                                             3,800             103
   Rent-A-Center*                                         3,000              84
   Ross Stores                                           68,200           2,346
   Saks                                                  14,500             302
   Sears Holdings (D)*                                   13,220           2,382
   Service International                                  4,500              53
   Shaw Communications, Cl B (D)                         43,600           1,610
   Sherwin-Williams                                      22,380           1,478
   Snap-On                                                7,565             364
   Staples                                              292,000           7,545
   Starbucks*                                            44,259           1,388
   Target                                                 9,780             580
   Thor Industries                                        1,100              43
   Tim Hortons                                            5,287             161
   Time Warner (D)                                      199,867           3,941
   TJX (D)                                               59,968           1,617
   Toll Brothers*                                         1,600              44
   TravelCenters of America LLC (D)*                          1              --
   Tribune                                               14,700             472
   TRW Automotive Holdings*                              88,535           3,083
   United Auto Group                                     72,473           1,471
   Universal Technical Institute*                        24,100             556
   Urban Outfitters*                                     52,600           1,394
   VF                                                    10,318             852
   Viacom, Cl B (D)*                                     38,300           1,575
   Virgin Media                                           2,249              57
   Walt Disney (D)                                      148,014           5,096
   Warner Music Group                                     4,808              82
   Washington Post, Cl B                                    276             211
   Weight Watchers International                        108,900           5,019
   Wendy's International                                 47,197           1,477
   Whirlpool (D)                                         28,674           2,435
   Wynn Resorts                                           3,700             351
   XM Satellite Radio Holdings, Cl A*                     3,600              47
   Yum! Brands (D)                                       30,755           1,776
                                                                  --------------
                                                                        176,047
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 7.8%
   Alberto-Culver*                                        9,900   $         226
   Altria Group (D)                                      33,452           2,937
   Anheuser-Busch (D)                                    55,524           2,802
   Archer-Daniels-Midland (D)                            93,289           3,424
   Avon Products                                         13,900             518
   BJ's Wholesale Club*                                  21,785             737
   Brown-Forman, Cl B                                     3,912             256
   Campbell Soup                                         20,371             793
   Church & Dwight                                        5,200             262
   Clorox (D)                                            46,157           2,940
   Coca-Cola                                             96,305           4,623
   Coca-Cola Enterprises                                 31,526             638
   Colgate-Palmolive                                     21,612           1,443
   ConAgra Foods (D)                                    149,700           3,729
   Constellation Brands, Cl A*                            1,500              32
   Corn Products International                           31,049           1,105
   Costco Wholesale                                       4,709             254
   CVS                                                   16,418             560
   Dean Foods*                                            9,121             426
   Del Monte Foods                                       11,048             127
   Energizer Holdings*                                   16,400           1,399
   Estee Lauder, Cl A                                    27,100           1,324
   General Mills                                         58,700           3,418
   Hansen Natural*                                        6,300             239
   Herbalife*                                            13,600             533
   Hershey                                                1,686              92
   HJ Heinz                                              20,774             979
   Hormel Foods                                          16,827             626
   JM Smucker                                             6,700             735
   Kellogg                                               16,075             827
   Kimberly-Clark                                        23,635           1,619
   Kraft Foods, Cl A                                     11,600             367
   Kroger (D)                                           197,042           5,566
   Loews - Carolina (D)                                  61,407           4,643
   McCormick                                             15,053             580
   Molson Coors Brewing, Cl B                            12,000           1,135
   NBTY*                                                 26,500           1,406
   Peet's Coffee & Tea*                                   2,000              55
   Pepsi Bottling Group                                  28,009             893
   PepsiCo (D)                                           84,847           5,393
   Procter & Gamble (D)                                 210,649          13,305
   Reynolds American (D)                                 49,582           3,094
   Safeway (D)                                           96,606           3,540
   Sara Lee                                               3,700              63
   Smithfield Foods*                                      4,033             121
   Supervalu                                              2,753             108
   Sysco                                                 59,656           2,018
   Tyson Foods, Cl A (D)                                149,415           2,900
   UST                                                   16,200             939
   Wal-Mart Stores (D)                                  274,010          12,865
   Walgreen                                             180,919           8,302
                                                                  --------------
                                                                        106,538
                                                                  --------------


--------------------------------------------------------------------------------
28         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 7.1%
   Apache                                                   522   $          37
   Baker Hughes (D)                                      17,430           1,153
   BJ Services (D)                                       10,330             288
   Cabot Oil & Gas                                        3,100             209
   Cameron International*                                 7,888             495
   Cheniere Energy*                                       3,707             115
   Chesapeake Energy (D)                                 45,600           1,408
   Chevron (D)                                          142,842          10,565
   Cimarex Energy                                        35,300           1,307
   ConocoPhillips (D)                                    77,304           5,284
   Devon Energy (D)                                      20,257           1,402
   EnCana (D)                                            31,800           1,610
   ENSCO International                                   32,300           1,757
   Exxon Mobil (D)                                      467,001          35,235
   FMC Technologies*                                      5,600             391
   Foundation Coal Holdings                               1,300              45
   Frontier Oil                                           7,000             228
   Frontline                                             41,100           1,459
   Global Industries*                                    18,821             344
   Grant Prideco*                                        29,100           1,450
   Halliburton (D)                                       55,400           1,758
   Helmerich & Payne                                     44,200           1,341
   Hess (D)                                              27,872           1,546
   Holly (D)                                             31,600           1,874
   Kinder Morgan                                          3,165             337
   Marathon Oil (D)                                      61,735           6,101
   National Oilwell Varco*                                2,700             210
   Newfield Exploration*                                    900              38
   Noble Energy                                           2,500             149
   Occidental Petroleum                                  22,550           1,112
   Oceaneering International*                             5,600             236
   Overseas Shipholding Group                             3,500             219
   Petro-Canada (D)                                      26,100           1,023
   Petroleum Development*                                   600              32
   Plains Exploration & Production*                       2,000              90
   Pride International (D)*                              40,968           1,233
   Quicksilver Resources*                                 1,300              52
   Range Resources                                        1,500              50
   SEACOR Holdings*                                       1,400             138
   Southwestern Energy*                                   3,600             148
   Spectra Energy*                                        1,239              33
   Sunoco                                                48,826           3,439
   Superior Energy Services*                             16,700             576
   Tesoro                                                10,046           1,009
   Tetra Technologies*                                    2,900              72
   Tidewater (D)                                         50,142           2,937
   Valero Energy                                         38,030           2,453
   Williams (D)                                          92,038           2,619
   XTO Energy                                            19,633           1,076
                                                                  --------------
                                                                         96,683
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 17.4%
   A.G. Edwards (D)                                      34,700   $       2,401
   ACE                                                    4,300             245
   Affiliated Managers Group*                               468              51
   Affordable Residential Communities+*                  16,500             200
   Aflac                                                 10,216             481
   Alleghany*                                               608             227
   Allied Capital                                        14,685             423
   Allstate (D)                                          32,632           1,960
   AMBAC Financial Group                                  7,200             622
   American Capital Strategies                            9,606             426
   American Express (D)                                 113,883           6,423
   American Financial Group (D)                          60,394           2,056
   American International Group                          63,550           4,272
   AmeriCredit (D)*                                      55,400           1,266
   Ameriprise Financial                                   9,988             571
   Annaly Capital Management+                            38,600             598
   AON (D)                                               75,977           2,884
   Apartment Investment & Management, Cl A+               3,641             210
   Archstone-Smith Trust+                                 4,230             230
   Ashford Hospitality Trust+                             3,700              44
   Assurant (D)                                          37,041           1,986
   Astoria Financial                                      1,735              46
   AvalonBay Communities+ (D)                            18,166           2,362
   Axis Capital Holdings                                 41,600           1,409
   Bank of America (D)                                  278,921          14,231
   Bank of New York                                      12,900             523
   Bankunited Financial, Cl A                             5,400             115
   BB&T                                                  26,839           1,101
   Bear Stearns (D)                                      11,472           1,725
   BlackRock                                                647             101
   Boston Properties+                                     2,856             335
   Brandywine Realty Trust+                               2,200              73
   BRE Properties, Cl A+                                  5,200             328
   Brown & Brown                                          3,888             105
   Camden Property Trust+                                 3,274             230
   Capital One Financial                                 13,553           1,023
   CapitalSource+                                         9,000             226
   CB Richard Ellis Group, Cl A*                         11,200             383
   Cbot Holdings, Cl A*                                   1,300             236
   Charles Schwab (D)                                     6,981             128
   Chicago Mercantile Exchange Holdings, Cl A            13,274           7,068
   Chubb                                                 27,518           1,422
   Cincinnati Financial                                     300              13
   CIT Group                                             28,594           1,513
   Citigroup (D)                                        321,896          16,526
   CNA Financial*                                        16,315             703
   Colonial BancGroup                                     5,800             144
   Comerica                                              35,145           2,078
   Commerce Bancorp                                       8,587             287


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         29

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Commerce Bancshares                                    2,421   $         117
   Compass Bancshares                                     6,174             425
   Conseco*                                              40,919             708
   Countrywide Financial (D)                             70,214           2,362
   Credicorp                                             21,700           1,057
   Cullen/Frost Bankers                                   2,900             152
   Duke Realty+                                           5,600             243
   East West Bancorp                                        800              29
   Eaton Vance                                           20,300             723
   Equity Residential+                                   10,341             499
   Erie Indemnity, Cl A                                   1,094              58
   Essex Property Trust+                                  2,900             375
   Fannie Mae (D)                                        64,863           3,540
   Federal Realty Investment Trust+                         809              73
   Fidelity National Financial, Cl A                      2,920              70
   Fifth Third Bancorp                                      900              35
   First American                                        69,769           3,539
   First Cash Financial Services*                        21,300             475
   First Citizens BancShares, Cl A                          124              25
   First Horizon National                                 3,421             142
   First Marblehead                                      39,900           1,791
   Forest City Enterprises, Cl A                         10,172             673
   Franklin Resources                                    14,481           1,750
   Freddie Mac                                            7,296             434
   Genworth Financial, Cl A                               8,000             279
   Goldman Sachs Group (D)                               40,374           8,342
   Hanover Insurance Group                               26,799           1,236
   Hartford Financial Services Group                      2,003             191
   HCC Insurance Holdings                                 1,351              42
   Health Care Property Investors+                        6,900             249
   Health Care+                                           2,400             105
   Hospitality Properties Trust+                          9,187             430
   Host Hotels & Resorts+                                25,671             675
   HRPT Properties Trust+                                17,100             210
   Hudson City Bancorp                                   29,900             409
   Huntington Bancshares                                  2,500              55
   IndyMac Bancorp                                        4,000             128
   IntercontinentalExchange*                             69,800           8,530
   Investors Financial Services                             600              35
   iStar Financial+                                      22,600           1,058
   Janus Capital Group                                   36,700             767
   Jefferies Group                                          600              17
   JER Investors Trust+                                  13,800             262
   Jones Lang LaSalle (D)                                27,100           2,826
   JPMorgan Chase (D)                                   346,801          16,778
   Keycorp                                               40,678           1,524
   Kimco Realty+                                            800              39
   Legg Mason                                               495              47
   Lehman Brothers Holdings (D)                          66,559           4,664
   Leucadia National                                      3,600             106
   Lincoln National                                       3,374             229
   Loews (D)                                            133,725           6,075
   M&T Bank                                               4,424             512
   Mack-Cali Realty+                                      4,400             210

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Markel*                                                1,588   $         770
   Marsh & McLennan                                      18,497             542
   Marshall & Ilsley                                      7,235             335
   Mellon Financial                                      20,770             896
   Merrill Lynch (D)                                     80,437           6,569
   Metlife (D)                                          102,060           6,445
   MGIC Investment                                       14,153             834
   Moody's (D)                                          115,218           7,150
   Morgan Stanley (D)                                    98,988           7,796
   National City (D)                                     81,602           3,040
   Nationwide Financial Services, Cl A                    3,800             205
   New York Community Bancorp                            18,360             323
   Newcastle Investment+                                 13,300             369
   Northern Trust                                         8,362             503
   Nuveen Investments, Cl A                               8,890             420
   NYSE Group*                                            1,200             112
   Old Republic International                            15,000             332
   Pacific Capital Bancorp                                4,300             138
   Peoples Bank                                           9,543             424
   Philadelphia Consolidated Holding*                     4,700             207
   PMI Group (D)                                         36,500           1,651
   PNC Financial Services Group                          35,249           2,537
   Principal Financial Group (D)                         21,600           1,293
   Progressive                                           16,704             364
   Prologis+                                              1,635             106
   Prudential Financial                                   2,600             235
   Public Storage+                                        3,913             370
   Radian Group (D)                                      38,677           2,123
   Raymond James Financial                               12,981             386
   Rayonier+ (D)                                         46,164           1,985
   Realogy*                                               3,000              89
   Regency Centers+                                         483              40
   Regions Financial                                     35,297           1,248
   Reinsurance Group of America                           3,200             185
   Safeco                                                25,489           1,693
   Simon Property Group+                                    329              37
   SL Green Realty+                                       6,457             886
   SLM                                                    1,624              66
   Sovereign Bancorp                                      3,600              92
   St. Joe                                                2,849             149
   State Street                                           7,330             475
   SunTrust Banks                                        18,670           1,550
   Synovus Financial                                      4,159             134
   T. Rowe Price Group                                   10,654             503
   Taubman Centers+                                         800              46
   TD Banknorth                                           1,559              50
   Thornburg Mortgage+                                   47,400           1,232
   Torchmark                                             10,671             700
   Transatlantic Holdings                                 9,007             587
   Travelers                                            108,472           5,616
   UDR+                                                   7,824             240
   US Bancorp (D)                                        71,010           2,483
   Valley National Bancorp                               12,700             321
   Ventas+                                                7,400             312


--------------------------------------------------------------------------------
30         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Vornado Realty Trust+                                  3,362   $         401
   Wachovia (D)                                          60,103           3,309
   Washington Mutual (D)                                 57,168           2,308
   Wells Fargo (D)                                      145,072           4,995
   Whitney Holding                                        3,900             119
   Wilmington Trust                                       1,583              67
   WR Berkley (D)                                        59,196           1,961
   Zions Bancorporation                                   2,615             221
                                                                  --------------
                                                                        237,910
                                                                  --------------

HEALTH CARE -- 11.8%
   Abbott Laboratories                                   13,375             746
   Aetna (D)                                             77,900           3,411
   Allergan                                              80,797           8,954
   AmerisourceBergen (D)                                120,157           6,338
   Amgen (D)*                                            58,023           3,242
   Applera - Applied Biosystems Group                    58,924           1,742
   Barr Pharmaceuticals*                                  2,630             122
   Baxter International                                  32,105           1,691
   Becton Dickinson (D)                                  28,148           2,164
   Biogen Idec*                                          38,578           1,712
   Biomet                                                 1,900              81
   Bristol-Myers Squibb                                  25,367             704
   C.R. Bard                                              6,400             509
   Cardinal Health (D)                                  145,724          10,631
   Celgene*                                              30,106           1,579
   Cephalon*                                              1,197              85
   Cerner*                                               19,777           1,077
   Charles River Laboratories
     International*                                      28,100           1,300
   Cigna (D)                                             36,808           5,251
   Covance*                                               3,412             202
   Cytyc*                                                14,300             489
   Dentsply International                                 5,300             174
   Dionex*                                                  700              48
   Edwards Lifesciences*                                  3,300             167
   Eli Lilly (D)                                         33,889           1,820
   Emdeon*                                               21,000             318
   Express Scripts (D)*                                  29,722           2,399
   Forest Laboratories (D)*                              49,522           2,547
   Genentech*                                           103,650           8,512
   Gilead Sciences*                                      20,000           1,530
   Haemonetics*                                          25,700           1,201
   Health Net (D)*                                       44,140           2,375
   Henry Schein (D)*                                     23,871           1,317
   Hillenbrand Industries                                 7,000             416
   Humana (D)*                                           45,185           2,622
   ICU Medical*                                          15,300             600
   Idexx Laboratories*                                    2,577             226
   IMS Health                                             9,950             295
   Invitrogen*                                            2,300             146
   Johnson & Johnson (D)                                174,322          10,505
   Kinetic Concepts*                                      4,600             233

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   King Pharmaceuticals*                                 16,998   $         334
   Laboratory of America Holdings*                       11,845             860
   LifePoint Hospitals*                                   3,700             141
   Manor Care                                             6,883             374
   McKesson (D)                                         159,295           9,325
   Medco Health Solutions (D)*                           95,092           6,897
   Medimmune*                                            28,100           1,023
   Medtronic                                             23,892           1,172
   Mentor                                                13,700             630
   Merck (D)                                            106,536           4,706
   Mylan Laboratories                                    35,792             757
   PerkinElmer                                           15,100             366
   Pfizer (D)                                           435,017          10,989
   Pharmaceutical Product Development                     1,618              55
   PolyMedica                                             2,000              85
   Quest Diagnostics                                      4,218             210
   Resmed*                                                  812              41
   Respironics*                                           1,300              55
   Schering-Plough                                       53,596           1,367
   Sciele Pharma*                                        17,900             424
   Sepracor*                                              1,700              79
   STERIS                                                10,400             276
   Stryker*                                               5,804             385
   Tenet Healthcare*                                     38,679             249
   Thermo Fisher Scientific*                             16,512             772
   Triad Hospitals*                                         800              42
   United Therapeutics*                                  22,800           1,226
   UnitedHealth Group                                   195,072          10,333
   Universal Health Services, Cl B                        4,339             248
   Varian Medical Systems*                                  183               9
   VCA Antech*                                           11,000             399
   Vertex Pharmaceuticals*                                1,100              31
   Waters*                                               21,363           1,239
   WellCare Health Plans*                                 4,200             358
   WellPoint (D)*                                        77,170           6,259
   Wyeth (D)                                             66,811           3,343
   Zimmer Holdings*                                      88,000           7,516
                                                                  --------------
                                                                        162,056
                                                                  --------------

INDUSTRIALS -- 9.6%
   3M                                                     8,645             661
   Acuity Brands                                         31,000           1,688
   Adesa                                                  1,700              47
   AGCO*                                                 10,800             399
   Allied Waste Industries*                              13,800             174
   American Standard                                      5,200             276
   AMR (D)*                                              44,148           1,344
   Applied Industrial Technologies                        5,550             136
   Armor Holdings*                                          600              40
   Avery Dennison                                        10,530             677
   Boeing (D)                                            89,970           7,999
   Brink's                                                3,900             247
   Burlington Northern Santa Fe                          27,028           2,174


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         31

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   C.H. Robinson Worldwide                               12,269   $         586
   Canadian National Railway (D)                         18,500             817
   Carlisle                                              20,540             882
   Caterpillar (D)                                       23,792           1,595
   Ceradyne*                                              3,300             181
   Continental Airlines, Cl B*                           11,900             433
   Copart*                                                4,600             129
   Corporate Executive Board (D)                         11,821             898
   Corrections of America*                                7,500             396
   Covanta Holding*                                      12,400             275
   Crane                                                    600              24
   CSX                                                   27,742           1,111
   Cummins                                                8,280           1,198
   Danaher                                                6,345             453
   Deere                                                  5,200             565
   Diamond Management &
     Technology Consultants                               2,700              32
   Dover                                                 36,500           1,782
   Dun & Bradstreet (D)                                  36,161           3,298
   Eaton                                                  1,900             159
   Emerson Electric                                      33,556           1,446
   Equifax                                                1,457              53
   Expeditors International Washington                  151,048           6,241
   FedEx (D)                                             51,346           5,516
   Flowserve (D)                                         47,664           2,726
   Fluor (D)                                             20,608           1,849
   Gardner Denver (D)*                                   39,300           1,370
   General Dynamics                                       9,082             694
   General Electric (D)                                 288,244          10,192
   Genlyte Group*                                         2,900             205
   Goodman Global*                                        1,700              30
   Graco                                                 32,600           1,277
   Harsco                                                15,612             700
   Hertz Global Holdings*                                34,601             820
   Honeywell International (D)                          140,974           6,493
   HUB Group, Cl A*                                      16,900             490
   Illinois Tool Works                                      500              26
   ITT                                                    2,518             152
   Jacobs Engineering Group (D)*                         70,350           3,282
   JB Hunt Transport Services                            20,200             530
   John H. Harland                                        1,500              77
   Kansas City Southern*                                  1,400              50
   KBR*                                                  27,183             553
   L-3 Communications Holdings                            3,100             271
   Laidlaw International                                  1,700              59
   Landstar System                                        2,800             128
   Lennox International                                  47,837           1,708
   Lincoln Electric Holdings                                600              36
   Lockheed Martin (D)                                   31,512           3,057
   Manitowoc                                              7,400             470
   Manpower                                              23,496           1,733
   MSC Industrial Direct, Cl A                           26,600           1,242
   Norfolk Southern                                      29,677           1,502
   Northrop Grumman (D)                                  56,419           4,187

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Oshkosh Truck                                            900   $          48
   Paccar (D)                                            17,393           1,277
   Parker Hannifin (D)                                   33,900           2,926
   Pitney Bowes                                           3,074             139
   Precision Castparts                                    5,880             612
   Quanta Services*                                       3,500              88
   Raytheon (D)                                          85,963           4,510
   Republic Services                                      2,104              58
   Robert Half International (D)                         36,400           1,347
   Rockwell Automation                                   13,700             820
   Rockwell Collins                                       4,154             278
   Roper Industries                                         238              13
   RR Donnelley & Sons (D)                              134,561           4,924
   Ryder System (D)                                      54,346           2,681
   Shaw Group*                                            2,599              81
   Southwest Airlines                                     9,988             147
   SPX                                                    2,194             154
   Stericycle*                                            2,335             190
   Teleflex                                               4,300             293
   Terex*                                                10,957             786
   Textron                                                1,400             126
   Thomas & Betts*                                          900              44
   Timken                                                16,628             504
   Toro                                                     900              46
   Trinity Industries                                    13,300             558
   Tyco International (D)                                45,905           1,448
   UAL*                                                  32,865           1,254
   Union Pacific                                         14,339           1,456
   United Parcel Service, Cl B                          123,859           8,682
   United Rentals*                                       17,000             467
   United Technologies                                   39,904           2,594
   US Airways Group*                                      4,600             209
   Waste Management                                      53,100           1,827
   WESCO International (D)*                              18,848           1,183
   WW Grainger                                            1,667             129
                                                                  --------------
                                                                        131,740
                                                                  --------------

INFORMATION TECHNOLOGY -- 15.8%
   Activision*                                            7,900             150
   Adobe Systems*                                         4,500             188
   Affiliated Computer Services, Cl A*                   20,533           1,209
   Agere Systems*                                        16,169             366
   Agilent Technologies (D)*                             69,868           2,354
   Akamai Technologies*                                  18,856             941
   Alliance Data Systems*                                10,700             659
   Amphenol, Cl A                                         7,024             453
   Anixter International*                                10,000             659
   Apple*                                                 5,048             469
   Applied Materials (D)                                292,307           5,355
   Arrow Electronics*                                   101,103           3,817
   Atmel*                                                72,294             364
   Autodesk*                                             11,930             449
   Automatic Data Processing (D)                         52,601           2,546


--------------------------------------------------------------------------------
32         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Avaya*                                                15,174   $         179
   Avnet (D)*                                            92,168           3,331
   BEA Systems*                                          37,000             429
   BMC Software*                                         53,295           1,641
   Broadcom, Cl A*                                          658              21
   Cadence Design Systems (D)*                          121,552           2,560
   CDW                                                      877              54
   Ceridian*                                              7,200             251
   Checkfree*                                            58,724           2,178
   Cisco Systems (D)*                                   288,530           7,366
   Cognizant Technology Solutions, Cl A*                  4,700             415
   Computer Sciences*                                   109,384           5,702
   Convergys*                                            63,600           1,616
   DealerTrack Holdings*                                    300               9
   Dell (D)*                                             48,090           1,116
   Diebold                                                5,600             267
   DST Systems*                                           8,421             633
   eBay*                                                315,600          10,462
   Electronic Data Systems                              128,851           3,567
   EMC*                                                 127,700           1,769
   F5 Networks*                                             500              33
   Factset Research Systems                               3,000             188
   Fair Isaac (D)                                        32,100           1,242
   Fairchild Semiconductor International*                 8,418             141
   Fidelity National Information Services                 7,546             343
   First Data                                             7,556             203
   Fiserv (D)*                                           56,005           2,972
   Google, Cl A (D)*                                     26,827          12,291
   Harris                                                 3,523             179
   Hewlett-Packard (D)                                  305,084          12,246
   Hyperion Solutions*                                   24,600           1,275
   Ingram Micro, Cl A*                                  126,914           2,451
   Integrated Device Technology*                         20,300             313
   Intel (D)                                            181,278           3,468
   International Business Machines (D)                  153,957          14,512
   International Rectifier*                              32,900           1,257
   Intevac*                                              38,400           1,013
   Intuit*                                              311,072           8,511
   Iron Mountain*                                         1,700              44
   Jabil Circuit                                         35,935             769
   Juniper Networks*                                      4,900              96
   Kronos*                                                  300              16
   Lam Research*                                         21,819           1,033
   Lexmark International, Cl A (D)*                      42,999           2,514
   Linear Technology                                      1,489              47
   Mastercard, Cl A                                         800              85
   McAfee*                                                6,600             192
   MEMC Electronic Materials*                             2,474             150
   Mettler Toledo International*                         15,162           1,358
   Micron Technology                                      3,200              39
   Microsoft (D)                                        433,320          12,077
   Molex                                                 11,800             333
   MoneyGram International                                1,400              39
   Motorola (D)                                           1,774              31

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   MPS Group*                                            25,200   $         357
   NCR*                                                  24,875           1,188
   Network Appliance (D)*                                52,265           1,909
   Novatel Wireless*                                      5,400              87
   Novellus Systems*                                     10,603             339
   Nvidia*                                               41,977           1,208
   Oracle (D)*                                          332,608           6,030
   Paychex                                              172,541           6,534
   Polycom*                                              23,900             797
   QLogic*                                               33,808             575
   Qualcomm                                             290,601          12,397
   Rambus*                                                6,700             142
   Red Hat*                                               1,842              42
   Research In Motion*                                   43,100           5,883
   Sabre Holdings, Cl A                                   9,800             321
   Salesforce.com*                                        3,500             150
   SanDisk*                                             117,100           5,129
   Seagate Technology                                   302,000           7,037
   Silicon Laboratories*                                 25,600             766
   Smith Micro Software*                                 18,500             345
   Solectron*                                            59,180             186
   Spansion, Cl A*                                       34,069             415
   Symantec*                                             78,156           1,352
   SYNNEX*                                                  400               8
   Synopsys (D)*                                         25,386             666
   Talx                                                   5,800             192
   Tech Data (D)*                                        68,211           2,443
   Teradyne*                                             77,400           1,280
   Texas Instruments (D)                                 63,083           1,899
   Trimble Navigation*                                    6,900             185
   Varian Semiconductor Equipment
   Associates*                                           21,300           1,137
   VeriFone Holdings*                                     2,600              95
   Western Digital*                                      72,193           1,213
   Western Union (D)*                                   292,201           6,414
   Xerox*                                                52,039             879
   Xilinx                                                38,500             991
                                                                  --------------
                                                                        215,597
                                                                  --------------

MATERIALS -- 3.2%
   Air Products & Chemicals                              14,600           1,080
   Airgas                                                   300              13
   Albemarle                                              9,900             409
   Alcoa                                                 70,200           2,380
   Allegheny Technologies                                 4,500             480
   Ashland                                               18,800           1,233
   Ball                                                   2,900             133
   Bemis                                                 11,200             374
   Cabot                                                  2,100             100
   Carpenter Technology                                     600              72
   Celanese, Ser A                                        5,800             179
   Commercial Metals                                      8,300             260
   Crown Holdings (D)*                                   91,854           2,247


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         33

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Cytec Industries                                       1,300   $          73
   Dow Chemical                                          15,400             706
   E.I. Du Pont de Nemours                                8,400             415
   Eagle Materials                                       17,879             798
   Eastman Chemical                                       1,500              95
   Ecolab                                                18,398             791
   FMC                                                    1,800             136
   Freeport-McMoRan Copper & Gold, Cl B                   8,205             543
   Greif, Cl A                                            7,800             867
   Hecla Mining*                                         49,900             452
   Huntsman (D)                                          30,858             589
   International Flavors & Fragrances                    12,300             581
   International Paper                                   21,200             772
   Lyondell Chemical                                     60,604           1,816
   Methanex                                              41,100             918
   Monsanto                                               1,812             100
   Mosaic*                                               76,363           2,036
   Myers Industries                                       1,700              32
   Nalco Holding*                                         1,700              41
   Newmont Mining                                         1,400              59
   Nova Chemicals                                        40,700           1,260
   Nucor                                                 34,900           2,273
   Owens-Illinois (D)*                                   80,382           2,071
   Pactiv*                                               19,100             644
   PPG Industries                                         5,100             359
   Praxair                                              105,715           6,656
   Rohm & Haas                                           13,500             698
   RPM International                                        700              16
   Sealed Air                                             2,334              74
   Sigma-Aldrich                                          3,894             162
   Smurfit-Stone Container (D)*                         150,195           1,691
   Sonoco Products                                        8,677             326
   Southern Copper                                       39,284           2,815
   Steel Dynamics (D)                                    24,100           1,041
   Temple-Inland                                            671              40
   Titanium Metals*                                       5,054             181
   United States Steel                                    1,700             169
   Valhi                                                  1,789              24
   Valspar                                                3,500              97
   Vulcan Materials (D)                                  22,900           2,667
                                                                  --------------
                                                                         44,044
                                                                  --------------
TELECOMMUNICATION SERVICES -- 2.7%
   Alltel (D)                                            21,513           1,334
   American Tower, Cl A*                                  7,359             287
   AT&T (D)                                             285,304          11,250
   Bell Aliant Regional Communications
      Income Fund (Canada) (H)*                           2,066              53
   CenturyTel                                            61,194           2,765
   Citizens Communications                               27,711             414
   Crown Castle International*                            9,515             306
   Embarq                                                18,172           1,024

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Leap Wireless International*                           8,930   $         589
   Qwest Communications International (D)*              185,014           1,663
   Rogers Communications, Cl B (D)                       51,400           1,684
   Sprint Nextel (D)                                    148,472           2,815
   Telephone & Data Systems                              41,752           2,489
   US Cellular (D)*                                      64,118           4,710
   Verizon Communications (D)                           131,323           4,980
   Windstream                                            31,752             466
                                                                  --------------
                                                                         36,829
                                                                  --------------
UTILITIES -- 2.8%
   AES*                                                  64,504           1,388
   Allegheny Energy*                                      6,121             301
   Allete                                                   700              33
   Alliant Energy                                        13,784             618
   Ameren                                                20,900           1,051
   American Electric Power (D)                           18,522             903
   Atmos Energy                                          11,500             360
   Centerpoint Energy                                    23,800             427
   CMS Energy                                            65,061           1,158
   Consolidated Edison                                    8,600             439
   Constellation Energy Group                             1,300             113
   Dominion Resources                                     4,497             399
   DPL                                                    4,548             141
   DTE Energy                                             4,300             206
   Duke Energy                                            2,478              50
   Edison International (D)                             105,180           5,167
   El Paso Electric*                                     10,500             277
   Energen (D)                                           43,300           2,204
   Energy East                                            5,900             144
   Entergy                                               18,000           1,889
   Equitable Resources                                    4,200             203
   Exelon                                                 4,074             280
   FirstEnergy                                           22,565           1,495
   FPL Group                                              9,400             575
   Great Plains Energy                                    9,700             315
   Integrys Energy Group                                    800              44
   KeySpan                                               17,100             704
   MDU Resources Group                                    5,370             154
   Mirant*                                               40,000           1,618
   National Fuel Gas                                      8,700             376
   NiSource                                              28,300             692
   Northeast Utilities                                   36,132           1,184
   NRG Energy (D)*                                       19,900           1,434
   NSTAR                                                 12,100             425
   OGE Energy                                            12,000             466
   Oneok                                                 14,600             657
   Pepco Holdings                                         3,400              99
   PG&E (D)                                              38,122           1,840
   Pinnacle West Capital                                 10,800             521
   PPL                                                    5,962             244
   Progress Energy                                       16,700             842


--------------------------------------------------------------------------------
34         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Public Service Enterprise Group                       18,860   $       1,566
   Puget Energy                                          10,024             257
   Questar                                                1,200             107
   Reliant Energy*                                       24,136             490
   SCANA                                                  3,339             144
   Sempra Energy                                          5,492             335
   Southern                                               4,827             177
   TXU (D)                                               38,469           2,466
   UGI                                                   28,700             767
   Vectren                                                3,500             100
   Wisconsin Energy                                         900              44
   Xcel Energy                                           33,352             823
                                                                  --------------
                                                                         38,712
                                                                  --------------
Total Common Stock
   (Cost $1,142,885) ($ Thousands)                                    1,246,156
                                                                  --------------
ASSET-BACKED SECURITIES -- 10.3%

MORTGAGE RELATED SECURITIES -- 10.3%
   ABSC NIM Trust, Ser 2005-HE6,
      Cl A1 (E)
         5.050%, 08/27/35                         $          58              58
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (C)
         8.070%, 04/12/07                                   170             145
   Ace Securities, Ser 2003-OP1,
      Cl M1 (C)
         6.020%, 04/26/07                                   500             502
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1 (C)
         6.020%, 04/25/07                                    69              69
   American Home Mortgage Assets,
      Ser 2006-3, Cl M5 (C)
         5.940%, 10/25/46                                   250             250
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A (C)
         5.294%, 04/25/07                                 4,835           4,839
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 5A (C)
         5.350%, 04/25/07                                 2,241           2,249
   American Home Mortgage Investment
      Trust, Ser 2006-1, Cl 2A3 (C)
         5.100%, 04/25/07                                 1,306           1,294
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (C)
         6.220%, 04/25/07                                   427             427
   Ameriquest Mortgage Securities,
      Ser 2004-FR1, Cl A4
         3.243%, 05/25/34                                   159             158
   Argent Securities, Ser 2003-W5,
      Cl M1 (C)
         6.020%, 04/25/07                                   250             252

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Argent Securities, Ser 2003-W9,
      Cl M1 (C)
         6.010%, 04/26/07                         $         343   $         345
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2 (G)
         4.300%, 06/25/35                                   759             749
   Asset-Backed Funding NIM Trust,
      Ser 2005-WMC1, Cl N1 (E)
         5.900%, 07/26/35                                    33              33
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5, Cl M1 (C)
         6.070%, 04/15/07                                   547             549
   Banc of America Commercial Mortgage,
      Ser 2006-2, Cl A1
         5.611%, 04/01/07                                   708             716
   Bear Stearns Asset-Backed Securities,
      Ser 2005-HE11, Cl A1 (E)
         5.500%, 11/25/35                                   128             128
   Bear Stearns Asset-Backed Securities,
      Ser 2007-AQ2, Cl A1 (C)
         5.420%, 04/30/07                                 2,482           2,482
   Bear Stearns Asset-Backed Securities,
      Ser 2007-HE3, Cl 1A1 (C)
         5.440%, 04/30/07                                 2,474           2,474
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl A1
         5.440%, 04/25/37                                 2,721           2,721
   Chase Funding Mortgage Loan,
      Ser 2003-6, Cl 1A3
         3.340%, 05/25/26                                   468             462
   Conseco Finance, Ser 2001-C, Cl A4
         6.190%, 03/15/30                                   354             355
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1 (C)
         4.989%, 04/01/07                                   711             721
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3 (C)
         6.470%, 04/27/07                                   235             238
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (C)
         7.320%, 04/27/07                                   375             348
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl M3 (C)
         5.750%, 04/30/07                                   500             501
   Countrywide Alternative Loan Trust,
      Ser 2006-OA16, Cl M5 (C)
         5.870%, 10/25/46                                   225             214
   Countrywide Asset-Backed Certificates,
      Ser 2003-5, Cl MV2 (C)
         6.920%, 01/25/34                                   289             291
   Countrywide Asset-Backed Certificates,
      Ser 2005-7, Cl MV8 (C)
         6.770%, 04/27/07                                   250             244


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         35

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
         5.549%, 08/25/21                         $       1,600   $       1,596
   Countrywide Home Equity Loan Trust,
      Ser 2006-D, Cl 2A (C)
         5.520%, 04/30/07                                 1,783           1,782
   Countrywide Home Loans,
      Ser 2004-22, Cl A1 (C)
         5.090%, 04/01/07                                   464             462
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M4 (C)
         6.140%, 04/27/07                                   285             290
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M5 (C)
         6.190%, 04/27/07                                   195             197
   Countrywide Home Loans,
      Ser 2006-OA5, Cl 1M4 (C)
         6.370%, 04/27/07                                   275             274
   Countrywide Home Loans,
      Ser 2007-HYB1, Cl 1A1 (C)
         5.616%, 03/25/37                                 1,963           1,971
   Credit-Based Asset Servicing,
      Ser 2007-CB3, Cl A1 (G)
         5.766%, 04/25/37                                 4,681           4,685
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1 (C)
         5.920%, 04/19/07                                   346             349
   FBR Securitization Trust, Ser 2005-2,
      Cl M10 (C)
         7.570%, 04/28/07                                   100              83
   FBR Securitization Trust, Ser 2005-4,
      Cl M11 (C)
         7.320%, 04/27/07                                   210             198
   FBR Securitization Trust, Ser 2005-4,
      Cl M12 (C)
         7.320%, 04/27/07                                    77              76
   FBR Securitization Trust, Ser 2005-5,
      Cl M12 (C)
         7.570%, 04/27/07                                   118             108
   First Franklin Mortgage Loan Asset,
      Ser 2006-FF11, Cl M1 (C)
         5.570%, 08/25/36                                 3,500           3,486
   First Franklin Mortgage Loan,
      Ser 2003-FF5, Cl M6 (C)
         8.820%, 04/25/07                                    27              16
   First Franklin Mortgage Loan,
      Ser 2005-FF4, Cl 2A3 (C)
         5.540%, 04/25/07                                 1,400           1,400
   First Franklin Mortgage Loan,
      Ser 2005-FFH4, Cl N1 (E)
         5.682%, 12/25/35                                    36              36
   First Horizon Alternative Mortgage Trust,
      Ser 2006-AA6, Cl 2A1 (C)
         5.706%, 04/01/07                                 4,126           4,153

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Horizon Asset Securities,
      Ser 2006-AR3, Cl 1A1 (C)
         5.702%, 04/01/07                         $         815   $         820
   GE-WMC Mortgage Securities NIM Trust,
      Ser 2005-2A, Cl N1 (E)
         5.500%, 01/25/36                                   135             134
   GMAC Mortgage Loan Trust,
      Ser 2004-HE2, Cl A2 (C)
         2.880%, 04/25/07                                   180             176
   GMAC Mortgage Loan Trust,
      Ser 2006-HE1, Cl A (C)
         5.530%, 04/25/07                                 3,900           3,896
   GS Mortgage Securities, Ser 2006-GG6,
      Cl AM (C)
         5.622%, 04/10/38                                 3,800           3,858
   GSAA Home Equity NIM Trust,
      Ser 2006-3N, Cl N1 (E)
         5.750%, 03/25/36                                    11              10
   GSAMP Trust, Ser 2007-HE2, Cl A2A
         5.440%, 04/25/37                                 3,100           3,100
   Greenwich Capital Commercial Funding,
      Ser 2006-GG7, Cl AM (C)
         6.110%, 07/10/38                                 2,100           2,188
   Hasco NIM Trust, Ser 2006-OP2A,
      Cl A (E)
         5.856%, 01/26/36                                    29              29
   Holmes Financing, Ser 2006-10A,
      Cl 1C (C) (E)
         5.630%, 04/16/07                                   600             600
   Home Equity Asset Trust, Ser 2003-4,
      Cl M2 (C)
         7.220%, 04/25/07                                   370             370
   Home Equity Asset Trust, Ser 2005-4,
      Cl 2A1 (C)
         5.410%, 04/25/07                                     3               3
   Home Equity Asset Trust, Ser 2005-7N,
      Cl A (E)
         6.500%, 02/27/36                                   298             209
   Home Equity Asset Trust, Ser 2005-9N,
      Cl A (E)
         6.500%, 05/27/36                                   136              95
   Home Equity Asset Trust, Ser 2006-1N,
      Cl 1A (E)
         6.500%, 05/27/36                                    78              59
   Home Equity Mortgage Trust,
      Ser 2006-5, Cl A1 (G)
         5.500%, 01/25/37                                 2,985           2,993
   IMPAC CMB Trust, Ser 2004-10,
      Cl 4M1 (C)
         5.920%, 03/25/35                                   430             432
   IMPAC NIM Trust, Ser 2006-1, Cl N (E)
         6.000%, 03/25/36                                    28              28


--------------------------------------------------------------------------------
36         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   IMPAC Secured Assets CMO Owners
      Trust, Ser 2006-3, Cl A4 (C)
         5.410%, 04/27/07                         $       2,673   $       2,673
   IMPAC Secured Assets CMO Owners
      Trust, Ser 2007-1, Cl A1 (C)
         5.380%, 04/25/07                                 6,498           6,495
   IMPAC Secured Assets, Ser 2007-2,
      Cl 1A1A (C)
         5.430%, 04/25/37                                 3,719           3,719
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR12, Cl M2 (C)
         5.870%, 09/25/46                                   235             234
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6 (C)
         7.070%, 04/25/46                                   240             244
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4 (C)
         6.020%, 04/25/07                                   165             165
   JPMorgan Chase Commercial Mortgage,
      Ser 2006-LDP7, Cl AM (C)
         5.875%, 04/01/07                                 2,700           2,803
   JPMorgan Mortgage Acquisition,
      Ser 2006-RM1, Cl A2 (C)
         5.400%, 04/27/07                                   774             774
   JPMorgan Mortgage Acquisition,
      Ser 2006-WF1, Cl A1B (C)
         5.420%, 04/30/07                                   986             986
   Lehman XS Trust, Ser 2005-5N,
      Cl M3 (C)
         6.320%, 04/25/07                                   600             606
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (C)
         7.070%, 04/30/07                                   725             688
   Lehman XS Trust, Ser 2005-7N,
      Cl M51 (C)
         6.570%, 04/30/07                                   150             151
   Lehman XS Trust, Ser 2005-7N,
      Cl M7I (C)
         7.070%, 04/27/07                                   325             310
   Lehman XS Trust, Ser 2005-9N,
      Cl M4 (C)
         6.720%, 04/30/07                                   225             230
   Lehman XS Trust, Ser 2005-9N,
      Cl M6 (C)
         7.070%, 04/30/07                                   415             416
   Lehman XS Trust, Ser 2006-11,
      Cl M10 (C)
         7.320%, 04/25/07                                   210             171
   Lehman XS Trust, Ser 2006-12N,
      Cl M4 (C)
         5.870%, 04/25/07                                   270             273
   Lehman XS Trust, Ser 2006-12N,
      Cl M5 (C)
         5.920%, 04/25/07                                   150             150

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman XS Trust, Ser 2006-2N,
      Cl M5 (C)
         6.470%, 04/27/07                         $         240   $         243
   Long Beach Asset Holdings,
      Ser 2006-2, Cl N1 (E)
         5.780%, 04/25/46                                    38              37
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3 (C)
         5.650%, 04/27/07                                   718             720
   Master Adjustable Rate Mortgage Trust,
      Ser 2005-2, Cl 3A1 (C)
         4.770%, 04/01/07                                   901             907
   Master Asset-Backed Securities NIM
      Trust, Ser 2006-CI13, Cl N1 (E)
         7.000%, 12/25/35                                    85              83
   Master Asset-Backed Securities NIM
      Trust, Ser 2006-CI14, Cl N1 (E)
         6.000%, 07/26/35                                    34              34
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A (C)
         4.762%, 04/01/07                                   735             740
   Merrill Lynch Mortgage Investors,
      Ser 2005-FF6, Cl N1 (E)
         4.500%, 05/25/36                                    59              59
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A (C)
         5.350%, 02/25/36                                 2,081           2,113
   Merrill Lynch Mortgage Investors,
      Ser 2006-MLN1, Cl A2A (C)
         5.390%, 04/29/07                                   831             831
   Merrill Lynch Mortgage Investors,
      Ser 2006-RM4, Cl A2A (C)
         5.400%, 04/27/07                                 1,325           1,325
   Merrill Lynch Mortgage Investors,
      Ser 2007-HE2, Cl A2A (C)
         5.440%, 04/30/07                                 2,981           2,981
   Morgan Stanley Capital I,
      Ser 2003-NC10, Cl M1 (C)
         6.000%, 04/27/07                                   583             583
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC1, Cl M2 (C)
         8.395%, 04/27/07                                   194             194
   New Century Home Equity Loan Trust,
      Ser 2003-B, Cl M1 (C)
         5.970%, 04/27/07                                   566             568
   New Century Home Equity Loan Trust,
      Ser 2004-A, Cl AII3 (C)
         4.450%, 04/01/07                                   518             515
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A2 (G)
         4.461%, 04/25/07                                 1,320           1,308
   Novastar Home Equity Loan,
      Ser 2007-1, Cl A2A (C)
         5.420%, 04/30/07                                 4,467           4,466


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1 (C)
       5.970%, 04/23/07                           $         350   $         351
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10 (C) (E)
       7.820%, 04/27/07                                     100              88
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11 (C) (E)
       7.820%, 04/27/07                                     190             157
   Ownit Mortgage Loan Asset-Backed
     Securities Trust, Ser 2006-1,
     Cl AF1 (G)
       5.424%, 12/25/36                                   2,152           2,141
   Ownit Mortgage Loan NIM Trust,
     Ser 2005-5A, Cl N1 (E)
       5.500%, 10/25/36                                      49              49
   People's Financial Realty Mortgage
     Security, Ser 2006-1, Cl B1 (C)
       7.820%, 04/03/07                                     243             236
   Residential Accredit Loans,
     Ser 2006-Q01, Cl 2A3 (C)
       5.720%, 04/27/07                                     445             448
   Residential Accredit Loans,
     Ser 2006-Q04, Cl N1 (E)
       6.048%, 04/25/46                                     267             266
   Residential Accredit Loans,
     Ser 2006-Q06, Cl M5 (C)
       5.820%, 04/29/07                                     350             349
   Residential Accredit Loans,
     Ser 2006-Q03, Cl M4 (C)
       6.040%, 04/25/07                                     250             250
   Residential Accredit Loans,
     Ser 2006-Q03, Cl M5 (C)
       6.100%, 04/25/07                                     250             250
   Residential Asset Mortgage Products,
     Ser 2003-RS10, Cl AI5
       4.910%, 01/25/31                                     414             412
   Residential Asset Mortgage Products,
     Ser 2006-RZ4, Cl A1 (C)
       5.410%, 04/25/07                                   2,171           2,171
   Residential Asset Mortgage Products,
     Ser 2006-RZ4, Cl M9 (C)
       7.820%, 04/25/07                                     115             101
   Residential Asset Mortgage Products,
     Ser 2007-RS1, Cl A1 (C)
       5.430%, 04/09/07                                   2,275           2,274
   Residential Asset Securitization Trust,
     Ser 2004-IP2, Cl 3A1 (C)
       5.274%, 04/25/07                                   1,698           1,706
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A (C) (E)
       5.420%, 04/25/07                                   2,382           2,382

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B (C) (E)
       5.470%, 04/25/07                           $       1,000   $       1,000
   SB Finance NIM Trust,
     Ser 2005-HE3, Cl N1 (E)
       4.750%, 09/25/35                                     111             109
   SB Finance NIM Trust,
     Ser 2006-KS4N, Cl N1 (E)
       7.500%, 06/25/36                                      94              94
   SLM Student Loan Trust,
     Ser 2006-C, Cl C (C)
       5.754%, 06/28/07                                   1,000             991
   Saco I Trust, Ser 2005-10, Cl 2A1 (C)
       5.580%, 04/30/07                                   3,961           3,964
   Sail NIM Notes, Ser 2005-11A, Cl A (E)
       7.500%, 01/27/36                                     259              88
   Sail NIM Notes, Ser 2006-BC1A, Cl A (E)
       7.000%, 03/27/36                                     187              41
   Sharps SP I LLC NIM Trust,
     Ser 2005-HE3N, Cl N (E)
       5.000%, 05/25/35                                     139             139
   Structured Adjustable Rate Mortgage
     Loan, Ser 2005-16XS, Cl M2 (C)
       6.220%, 04/25/07                                     505             508
   Structured Asset Investment Loan,
     Ser 2005-4, Cl M11 (C)
       7.820%, 04/25/07                                     250             235
   Structured Asset Mortgage Investments,
     Ser 2006-AR1, Cl B4 (C)
       6.270%, 04/27/07                                     191             193
   Structured Asset Mortgage Investments,
     Ser 2006-AR1, Cl B5 (C)
       6.370%, 04/27/07                                     121             122
   Structured Asset Securities,
     Ser 2005-NC1, Cl A2 (G)
       3.920%, 02/25/35                                      95              95
   Terwin Mortgage Trust, Ser 2006-2HGS,
     Cl A1 (C) (E)
       4.500%, 03/25/37                                   2,875           2,849
   Terwin Mortgage Trust, Ser 2006-2HGS,
     Cl AX, IO (C) (E)
       20.000%, 03/25/37                                    324              --
   Terwin Mortgage Trust, Ser 2006-2HGS,
     Cl B1 (C) (E)
       6.100%, 04/25/07                                     300             299
   Terwin Mortgage Trust, Ser 2006-4SL,
     Cl A1 (C) (E)
       4.500%, 05/25/37                                   2,891           2,868
   Terwin Mortgage Trust, Ser 2006-4SL,
     Cl AX, IO (C) (E)
       20.000%, 05/25/37                                  1,331               1


--------------------------------------------------------------------------------
38         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Terwin Mortgage Trust, Ser 2006-6,
     Cl A1 (C)
       4.500%, 07/25/37                           $       1,239   $       1,229
   Terwin Mortgage Trust, Ser 2006-HF1,
     Cl A1A (C) (E)
       4.500%, 02/25/37                                     775             771
   Wachovia Student Loan Trust,
     Ser 2006-1, Cl B (C) (E)
       5.590%, 06/29/07                                   3,200           3,207
   Wamu Mortgage Pass-Through
     Certificates, Ser 2007-HY4,
     Cl 1A1 (C)
       5.575%, 04/01/07                                   5,000           5,006
   Wells Fargo Home Equity Trust,
     Ser 2004-2, Cl M8A (C) (E)
       8.320%, 04/28/07                                     300             236
                                                                  --------------

Total Asset-Backed Securities
   (Cost $140,601) ($ Thousands)                                        140,447
                                                                  --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 4.0%
   FHLMC TBA
       6.000%, 04/01/16                                   1,000           1,016
   FHLMC
       6.000%, 11/01/21                                   1,000           1,017
   FNMA
       5.500%, 11/01/20-03/01/21                         15,888          15,929
       5.500%, 06/01/21 (A)                                   3               3
   FNMA ARM
       5.581%, 05/01/36                                   1,802           1,816
       5.504%, 05/01/36                                     946             952
   FNMA TBA
       6.000%, 04/30/20                                   1,000           1,016
       5.500%, 04/30/22                                  13,000          13,028
       5.500%, 04/30/35                                   3,900           3,859
       5.000%, 04/30/20                                  12,300          12,127
   GNMA ARM
       5.500%, 04/30/07                                     502             505
       5.000%, 02/20/35                                     397             400
       4.500%, 08/24/34-06/20/36                          1,494           1,500
       4.000%, 06/20/34-01/20/36                          1,356           1,361
       3.750%, 03/20/34                                     488             486
                                                                  --------------

Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $54,695) ($ Thousands)                                          55,015
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (B) -- 3.3%

FINANCIALS -- 3.3%
   American Express
       5.261%, 04/06/07                           $       8,000   $       7,994
   General Electric Capital
       5.248%, 04/02/07                                   9,000           8,999
   HSBC Finance
       5.268%, 04/09/07                                   9,000           8,989
   LaSalle Bank
       5.242%, 04/05/07                                   4,000           3,998
   Merrill Lynch
       5.265%, 04/10/07                                   8,000           7,989
   Prudential Finance
       5.253%, 04/12/07                                   3,000           2,995
   Prudential Funding LLC
       5.271%, 05/01/07                                   4,000           3,983
                                                                  --------------

Total Commercial Paper
   (Cost $44,947) ($ Thousands)                                          44,947
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.2%

   FHLMC (A) (F)
       5.248%, 11/09/07                                   9,500           9,204
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
       5.000%, 08/01/35                                   5,128           1,204
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
       5.000%, 09/15/35                                   1,139             268
   FNMA
       5.204%, 06/06/07 (A) (F)                              25              25
       5.204%, 06/27/07                                     960             948
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
       5.000%, 11/01/35                                     422              98
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
       5.000%, 08/01/35                                  20,793           4,881
   FNMA CMO STRIPS, Ser 377, Cl 2, IO
       5.000%, 10/01/36                                     790             190
                                                                  --------------

Total U.S. Government Agency Obligations
   (Cost $16,917) ($ Thousands)                                          16,818
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS --0.9%

CONSUMER DISCRETIONARY -- 0.1%
   COX Communications
       4.625%, 06/01/13                           $         375   $         359
   Comcast
       5.300%, 01/15/14                                     470             464
   Time Warner
       6.875%, 05/01/12                                     375             399
                                                                  --------------
                                                                          1,222
                                                                  --------------
ENERGY -- 0.0%
   Kinder Morgan Energy Partners
       5.000%, 12/15/13                                     375             363
                                                                  --------------
FINANCIALS -- 0.6%
   Bear Stearns
       5.350%, 02/01/12                                     390             391
   CIT Group
       5.000%, 02/13/14                                     500             486
   Credit Suisse First Boston USA
       6.500%, 01/15/12                                     250             263
   Genworth Financial
       5.750%, 06/15/14                                     375             382
   Goldman Sachs Group
       5.500%, 11/15/14                                     750             748
   Household Finance
       6.375%, 10/15/11                                     375             391
   iStar Financial, Ser 1
       5.875%, 03/15/16                                     250             248
   JPMorgan Chase
       5.125%, 09/15/14                                     375             369
   Lehman Brothers Holdings MTN
       5.750%, 05/17/13                                     125             128
       5.500%, 04/04/16                                     250             249
   Lincoln National (C)
       6.050%, 04/20/67                                     830             811
   Merrill Lynch
       6.050%, 05/16/16                                     375             385
   Morgan Stanley
       4.750%, 04/01/14                                     375             356
   Morgan Stanley MTN, Ser G (C)
       5.660%, 04/04/07                                     380             380
   Residential Capital
       6.500%, 04/17/13                                     630             624
   Shinsei Finance Cayman (C) (E)
       6.418%, 01/29/49                                     400             404
   Simon Property Group+
       5.750%, 12/01/15                                     250             253
       5.600%, 09/01/11                                     210             213

--------------------------------------------------------------------------------
                                            Face Amount           Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia
       5.300%, 10/15/11                           $         680   $         684
       4.875%, 02/15/14                                     250             242
   Washington Mutual Preferred
     Funding (C) (E)
       6.534%, 03/15/49                                     400             393
                                                                  --------------
                                                                          8,400
                                                                  --------------
HEALTH CARE -- 0.1%
   Aetna
       5.750%, 06/15/11                                     375             383
   Teva Pharmaceutical Finance LLC
       5.550%, 02/01/16                                     375             368
   Wellpoint
       6.800%, 08/01/12                                     250             267
                                                                  --------------
                                                                          1,018
                                                                  --------------
INDUSTRIALS -- 0.0%
   Lafarge
       6.150%, 07/15/11                                     230             237
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.0%
   Vodafone Group PLC
       5.625%, 02/27/17                                     230             228
       5.350%, 02/27/12                                      80              80
                                                                  --------------
                                                                            308
                                                                  --------------
UTILITIES -- 0.1%
   Dominion Resources
       4.750%, 12/15/10                                     250             247
   Exelon Generation
       6.950%, 06/15/11                                     375             393
                                                                  --------------
                                                                            640
                                                                  --------------
   Total Corporate Obligations
     (Cost $11,949) ($ Thousands)                                        12,188
                                                                  --------------
CASH EQUIVALENT -- 4.8%
   SEI Daily Income Trust
     Prime Obligation Fund,
     Cl A, 5.180%**++                                65,125,144          65,125
                                                                  --------------
Total Cash Equivalent
   (Cost $65,125) ($ Thousands)                                          65,125
                                                                  --------------


--------------------------------------------------------------------------------
40         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (B) -- 0.5%
   U.S. Treasury Bill (A)
       5.081%, 05/24/07                           $       2,756   $       2,737
   U.S. Treasury Bond
       2.375%, 04/15/11                                   4,007           4,059
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $6,741) ($ Thousands)                                            6,796
                                                                  --------------
Total Investments -- 116.1%
   (Cost $1,483,860) ($ Thousands)                                $   1,587,492
                                                                  ==============

COMMON STOCK SOLD SHORT -- (11.4)%

CONSUMER DISCRETIONARY -- (3.0)%
   Advance Auto Parts                                   (29,400)         (1,133)
   Amazon.com*                                          (37,000)         (1,472)
   Apollo Group, Cl A*                                  (11,517)           (506)
   Barnes & Noble                                       (28,800)         (1,136)
   Beazer Homes USA                                     (12,480)           (362)
   Burger King Holdings                                  (4,482)            (97)
   Career Education*                                    (63,337)         (1,932)
   Circuit City Stores                                  (34,400)           (637)
   Coldwater Creek*                                     (62,900)         (1,276)
   Corinthian Colleges*                                 (58,000)           (798)
   Dick's Sporting Goods*                               (14,400)           (839)
   Discovery Holding, Cl A*                            (273,862)         (5,239)
   Dollar General Stores                                 (6,400)           (135)
   Eastman Kodak                                        (17,600)           (397)
   Ford Motor                                          (186,700)         (1,473)
   Gentex                                              (247,439)         (4,021)
   H&R Block                                            (55,500)         (1,168)
   Hearst-Argyle Television                              (3,638)            (99)
   Hilton Hotels                                        (22,800)           (820)
   International Game Technology                        (13,114)           (530)
   International Speedway, Cl A                          (1,168)            (60)
   ITT Educational Services*                             (8,464)           (690)
   MDC Holdings                                         (46,025)         (2,212)
   MGM Mirage                                           (15,700)         (1,091)
   News, Cl A                                           (17,800)           (412)
   O'Reilly Automotive*                                 (66,500)         (2,201)
   Pulte Homes                                          (51,186)         (1,354)
   Quiksilver*                                          (87,500)         (1,015)
   R.H. Donnelley                                        (3,490)           (247)
   Sally Beauty Holdings                                (69,000)           (634)
   Scientific Games, Cl A*                              (79,400)         (2,607)
   Standard-Pacific                                     (75,860)         (1,583)
   Tiffany                                              (16,004)           (728)
   Tractor Supply*                                      (24,900)         (1,282)
   Wynn Resorts*                                         (2,927)           (278)
   XM Satellite Radio Holdings, Cl A*                   (66,700)           (862)
                                                                  --------------
                                                                        (41,326)
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- (0.1)%
   Hansen Natural*                                       (6,700)  $        (254)
   J.M. Smucker                                         (13,169)           (702)
   Whole Foods Market                                      (399)            (18)
                                                                  --------------
                                                                           (974)
                                                                  --------------
ENERGY -- (1.5)%
   Arch Coal                                            (48,300)         (1,482)
   Cameco                                               (41,900)         (1,715)
   Consol Energy                                         (2,500)            (98)
   Diamond Offshore Drilling                             (3,600)           (291)
   Enbridge                                             (43,100)         (1,407)
   Helix Energy Solutions Group*                        (32,400)         (1,208)
   Helmerich & Payne                                     (8,129)           (247)
   Overseas Shipholding Group                           (43,589)         (2,729)
   Peabody Energy                                       (28,300)         (1,139)
   Pogo Producing                                       (57,262)         (2,754)
   Quicksilver Resources*                               (47,387)         (1,884)
   Rowan                                                (35,900)         (1,166)
   Smith International                                  (15,500)           (745)
   Tetra Technologies*                                  (49,200)         (1,216)
   Tidewater                                             (5,394)           (316)
   Ultra Petroleum*                                     (26,400)         (1,403)
   W&T Offshore                                         (41,100)         (1,189)
                                                                  --------------
                                                                        (20,989)
                                                                  --------------
FINANCIALS -- (1.4)%
   American Capital Strategies                          (39,921)         (1,769)
   BlackRock                                                (74)            (12)
   Capitol Federal Financial                            (32,200)         (1,217)
   Commerce Bancorp                                     (21,100)           (704)
   East West Bancorp                                    (17,797)           (654)
   Hudson City Bancorp                                 (445,904)         (6,100)
   IntercontinentalExchange*                             (7,549)           (923)
   Leucadia National                                   (103,906)         (3,057)
   Marsh & McLennan                                      (4,500)           (132)
   MBIA                                                  (7,084)           (464)
   Nasdaq Stock Market*                                 (11,700)           (344)
   New York Community Bancorp                           (47,606)           (837)
   People's Bank                                        (31,100)         (1,381)
   Protective Life                                       (1,678)            (74)
   SLM                                                  (12,813)           (524)
   T. Rowe Price Group                                   (4,800)           (227)
   Valley National Bancorp                              (60,843)         (1,536)
                                                                  --------------
                                                                        (19,955)
                                                                  --------------
HEALTH CARE -- (1.5)%
   Advanced Medical Optics                              (28,200)         (1,049)
   Affymetrix*                                          (38,800)         (1,167)
   Amylin Pharmaceuticals*                              (55,751)         (2,083)
   Boston Scientific*                                   (70,778)         (1,029)


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         41

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Brookdale Senior Living                              (56,540)  $      (2,525)
   Cooper                                               (16,819)           (818)
   Millennium Pharmaceuticals*                         (103,100)         (1,171)
   Omnicare                                             (28,100)         (1,118)
   Pharmaceutical Product Development                   (89,188)         (3,005)
   Respironics*                                         (28,700)         (1,205)
   Tenet Healthcare*                                   (262,100)         (1,685)
   Thermo Fisher Scientific*                            (18,700)           (874)
   Varian Medical Systems*                               (1,100)            (52)
   VCA Antech*                                           (8,342)           (303)
   Vertex Pharmaceuticals*                              (72,500)         (2,033)
                                                                  --------------
                                                                        (20,117)
                                                                  --------------
INDUSTRIALS -- (1.0)%
   Avis Budget Group                                     (8,700)           (238)
   Corporate Executive Board                            (14,353)         (1,090)
   Covanta Holding*                                     (77,100)         (1,710)
   DRS Technologies                                      (6,964)           (363)
   Expeditors International Washington                  (21,200)           (876)
   Fastenal                                             (30,470)         (1,068)
   JetBlue Airways*                                     (63,500)           (731)
   Monster Worldwide*                                    (5,242)           (248)
   MSC Industrial Direct, Cl A                           (9,660)           (451)
   Oshkosh Truck                                         (1,600)            (85)
   Republic Services                                     (8,236)           (229)
   Southwest Airlines                                  (216,674)         (3,185)
   Spirit Aerosystems Holdings, Cl A*                   (45,766)         (1,458)
   Thomas & Betts                                        (3,464)           (169)
   URS*                                                  (2,492)           (106)
   UTI Worldwide                                        (41,000)         (1,008)
                                                                  --------------
                                                                        (13,015)
                                                                  --------------
INFORMATION TECHNOLOGY -- (2.3)%
   Advanced Micro Devices*                              (82,900)         (1,083)
   Altera                                               (54,200)         (1,083)
   Avid Technology*                                     (25,000)           (872)
   BEA Systems*                                         (30,613)           (355)
   CACI International, Cl A*                             (4,400)           (206)
   Ceridian*                                            (36,000)         (1,254)
   Ciena*                                               (21,637)           (605)
   Dolby Laboratories, Cl A*                             (7,866)           (271)
   Equinix*                                             (15,800)         (1,353)
   F5 Networks*                                         (20,891)         (1,393)
   Factset Research Systems                              (5,257)           (330)
   Fair Isaac                                           (40,880)         (1,581)
   First Data                                           (38,262)         (1,029)
   Intersil, Cl A                                       (49,877)         (1,321)
   Juniper Networks*                                     (5,906)           (116)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Linear Technology                                    (12,328)  $        (390)
   Maxim Integrated Products                            (18,800)           (553)
   Mettler Toledo International*                         (1,408)           (126)
   Micron Technology*                                   (90,400)         (1,092)
   NAVTEQ*                                              (35,400)         (1,221)
   Novell*                                              (31,400)           (227)
   Paychex                                             (119,828)         (4,538)
   PMC-Sierra*                                         (223,456)         (1,566)
   QLogic*                                              (56,088)           (954)
   Rambus*                                              (67,202)         (1,428)
   Red Hat*                                             (69,075)         (1,584)
   Riverbed Technology*                                  (8,879)           (246)
   Salesforce.com*                                      (42,073)         (1,802)
   SanDisk*                                             (50,149)         (2,197)
   Silicon Laboratories*                                (11,430)           (342)
   Unisys*                                              (77,500)           (653)
   VeriFone Holdings*                                    (1,315)            (48)
                                                                  --------------
                                                                        (31,819)
                                                                  --------------
MATERIALS -- (0.4)%
   Ivanhoe Mines*                                      (116,700)         (1,340)
   Louisiana-Pacific                                    (28,920)           (580)
   Martin Marietta Materials                             (1,700)           (230)
   Mosaic                                               (75,800)         (2,021)
   Packaging Corp. of America                            (6,003)           (146)
   Potash of Saskatchewan                                (5,800)           (928)
                                                                  --------------
                                                                         (5,245)
                                                                  --------------
TELECOMMUNICATION SERVICES -- (0.2)%
   Alltel                                                  (755)            (47)
   American Tower, Cl A*                                 (1,340)            (52)
   Crown Castle International*                           (5,962)           (192)
   NeuStar, Cl A*                                       (21,000)           (597)
   SBA Communications, Cl A*                            (50,493)         (1,492)
   Windstream                                           (29,050)           (427)
                                                                  --------------
                                                                         (2,807)
                                                                  --------------
UTILITIES -- 0.0%
   Aqua America                                            (683)            (15)
                                                                  --------------
Total Common Stock Sold Short
   (Proceeds $(155,195)) ($ Thousands)                                 (156,262)
                                                                  --------------


--------------------------------------------------------------------------------
42         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                   APPRECIATION
TYPE OF                                NUMBER OF   EXPIRATION    (DEPRECIATION)
CONTRACT                               CONTRACTS         DATE     ($ THOUSANDS)
-------------------------------------------------------------------------------
90-Day Euro$                                 (64)    Mar-2008    $         (56)
90-Day Euro$                                  (6)    Mar-2009               (5)
90-Day Euro$                                 (38)    Mar-2010              (33)
90-Day Euro$                                 (11)    Mar-2011               (7)
90-Day Euro$                                  30     Jun-2007                5
90-Day Euro$                                  12     Jun-2008               (1)
90-Day Euro$                                 (39)    Jun-2009              (41)
90-Day Euro$                                 (34)    Jun-2010              (27)
90-Day Euro$                                   2     Jun-2011                1
90-Day Euro$                                 (46)    Sep-2007                3
90-Day Euro$                                 (12)    Sep-2008              (10)
90-Day Euro$                                 (39)    Sep-2009              (39)
90-Day Euro$                                 (18)    Sep-2010               (9)
90-Day Euro$                                   3     Sep-2011                1
90-Day Euro$                                 (42)    Dec-2007              (26)
90-Day Euro$                                 (44)    Dec-2008              (38)
90-Day Euro$                                 (39)    Dec-2009              (37)
90-Day Euro$                                 (18)    Dec-2010               (9)
S&P 500 Index                                734     Jun-2007            4,396
U.S. 5-Year Note                               1     Jun-2007               --
U.S. 2-Year Note                              62     Jun-2007               39
U.S. 10-Year Note                            (31)    Jun-2007                6
U.S. Long Treasury Bond                       17     Jun-2007               (6)
                                                                 -------------
                                                                 $       4,107
                                                                 =============

Swaps -- At March 31, 2007, the following Credit Default Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):

------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                       NOTIONAL     APPRECIATION
                                                    EXPIRATION          AMOUNST   (DEPRECIATION)
DESCRIPTION                                               DATE    ($ THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.270% (1.080%
   per annum) times notional amount of Southwest
   Airlines Co., 6.500%, 03/01/12. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                      12/20/11    $         750   $           (1)

Fund pays a quarterly payment of 0.450% (1.800%
   per annum) times notional amount of Lubrizol
   Corp., 7.250%, 06/15/35. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                    12/20/11              750                1

Fund pays a quarterly payment of 0.690% (2.760%
   per annum) times notional amount of Donnelley
   (R.R.) & Sons, 4.950%, 04/01/14. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)          12/20/11              750                5

Fund pays a quarterly payment of 0.200% (0.800%
   per annum) times notional amount of PPG
   Industries Inc, 7.050%, 08/15/09. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)        12/20/11              750               (4)

Fund pays a quarterly payment of 0.450% (1.800%
   per annum) times notional amount of Lubrizol
   Corp., 7.250%, 06/15/25. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                      12/20/11              750               (6)

Fund pays a quarterly payment of 0.440% (1.760%
   per annum) times notional amount of Autozone,
   Inc., 5.875%, 10/15/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                    12/20/13              750               (5)

Fund pays a quarterly payment of 0.475% (1.900%
   per annum) times notional amount of
   Meadwestavaco Corp., 6.850%, 04/01/12.
   Upon a defined credit event the Fund receives
   the notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)        12/20/11              750               (4)

Fund pays a quarterly payment of 0.460% (1.840%
   per annum) times notional amount of Autozone,
   Inc., 5.875%, 10/15/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                    12/20/11              750               (1)

------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                       NOTIONAL    APPRECIATION
                                                    EXPIRATION           AMOUNT  (DEPRECIATION)
DESCRIPTION                                               DATE    ($ THOUSANDS)   ($ THOUSANDS)
------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 1.180% (4.720%
   per annum) times notional amount of Gap, Inc.,
   8.800%, 12/15/08. Upon a defined credit event
   the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   JP Morgan Chase)                                   12/20/11    $         750   $            1

Fund pays a quarterly payment of 0.425% (1.700%
   per annum) times notional amount of Eastman
   Chemical, Inc., 7.600%, 02/01/27. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)        12/20/11              750               (1)

Fund pays a quarterly payment of 0.550% (2.200%
   per annum) times notional amount of Black &
   Decker Corp., 7.125%, 06/01/11. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)        12/20/11              750               (5)

Fund pays a quarterly payment of 0.190% (0.760%
   per annum) times notional amount of TJX
   Companies, 7.450%, 12/15/09. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                    12/20/11              750               (4)

Fund pays a quarterly payment of 0.220% (0.880%
   per annum) times notional amount of Nucor
   Corp., 4.875%, 10/01/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                    12/20/11              750                5

Fund pays a quarterly payment of 0.130% (0.520%
   per annum) times notional amount of Lowes
   Companies, Inc., 8.250%, 06/01/10. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)          12/20/11              750               (1)

Fund pays a quarterly payment of 1.180% (4.720%
   per annum) times notional amount of Gap, Inc.,
   8.800%, 12/15/08. Upon a defined credit event
   the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   Bank of America)                                   12/20/11              750               --

Fund pays a quarterly payment of 0.770% (3.080%
   per annum) times notional amount of Jones
   Apparel Group, 5.125%, 11/15/14. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)        12/20/11              750               (8)

Fund pays a quarterly payment of 0.140% (0.560%
   per annum) times notional amount of Pitney
   Bowes, Inc. 4.625%, 10/01/12. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                    12/20/13            1,500               (2)

Fund pays a quarterly payment of 0.445% (1.780%
   per annum) times notional amount of Darden
   Restaurants, Inc., 7.125%, 02/01/16. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)        12/20/11              750               (1)

Fund pays a quarterly payment of 0.475% (1.900%
   per annum) times notional amount of The
   Limited, Inc., 6.125%, 12/01/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)        12/20/11              750               (5)

Fund pays a quarterly payment of 0.550% (2.200%
   per annum) times notional amount of Black &
   Decker Corp., 7.125%, 06/01/11. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)        12/20/11              750                4

Fund pays a quarterly payment of 0.900% (3.600%
   per annum) times notional amount of MDC
   Holdings, Inc., 5.500%, 05/15/13. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)          12/20/11              750               (8)

Fund pays a quarterly payment of 0.390% (1.560%
   per annum) times notional amount of Hasbro,
   Inc., 2.750%, 12/01/21. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                    12/20/11              750               (5)

Fund pays a quarterly payment of 0.340% (1.360%
   per annum) times notional amount of Agrium,
   Inc., 8.250%, 02/15/16. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                    12/20/11              750               21


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         43

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

March 31, 2007

----------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                                                           NOTIONAL     APPRECIATION
                                                         EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                    DATE   ($ THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.338% (1.352%
   per annum) times notional amount of Whirlpool
   Corp., 7.750%, 07/15/16. Upon a defined credit
   event the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   Merrill Lynch)                                         12/20/11    $         750   $           11

Fund pays a quarterly payment of 0.450% (1.800%
   per annum) times notional amount of
   Weyerhaeuser Company, 6.750%, 03/15/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)            12/20/11              750                1

Fund pays a quarterly payment of 0.220% (0.880%
   per annum) times notional amount of Nucor
   Corp., 4.875%, 10/01/12. Upon a defined credit
   event the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   JP Morgan Chase)                                       12/20/11              750                1

Fund pays a quarterly payment of 0.270% (1.080%
   per annum) times notional amount of Southwest
   Airlines Co., 6.500%, 03/01/12. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                        12/20/11              750               (2)

Fund pays a quarterly payment of 0.390% (1.560%
   per annum) times notional amount of Radian
   Group, Inc., 7.750%, 06/01/11. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                        12/20/13              750               (2)

Fund pays a quarterly payment of 0.390% (1.560%
   per annum) times notional amount of Darden
   Restaurants, Inc., 7.125%, 02/01/16. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)            12/20/13              750               (4)

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of MGIC
   Investment Corp., 6.000%, 09/15/16. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)            12/20/13              750               23

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of PMI Group,
   Inc., 6.000%, 09/15/16. Upon a defined credit
   event the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   JP Morgan Chase)                                       12/20/13              750               11

Fund pays a quarterly payment of 0.390% (1.560%
   per annum) times notional amount of Johnson
   Controls, Inc., 7.125%, 07/15/17. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)            12/20/13              750               (3)

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of Alcan,
   Inc., 4.875%, 09/15/12. Upon a defined credit
   event the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   Bank of America)                                       12/20/13              750               21

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of Radian
   Group Inc., 7.750%, 06/01/11. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                        12/20/13              750               (1)

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of PMI Group,
   Inc., 6.000%, 09/15/16. Upon a defined credit
   event the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   Bank of America)                                       12/20/13              750               22

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of MGIC
   Investment Corp., 6.000%, 03/15/07. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)            12/20/13              750               (3)

Fund pays a quarterly payment of 0.280% (1.120%
   per annum) times notional amount of Nordstrom,
   Inc., 6.950%, 03/15/28. Upon a defined credit
   event the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   JP Morgan Chase)                                       12/20/13              750                7

Fund pays a quarterly payment of 0.250% (1.000%
   per annum) times notional amount of Dow
   Chemical, Inc., 6.000%, 10/01/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)              12/20/13              750                5

----------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                                                           NOTIONAL     APPRECIATION
                                                         EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                    DATE   ($ THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.730% (2.920%
   per annum) times notional amount of Masco
   Corp., 5.875%, 07/15/12. Upon a defined credit
   event the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   Bank of America)                                       12/20/13    $         750   $           10

Fund pays a quarterly payment of 0.260% (1.040%
   per annum) times notional amount of Dow
   Chemical, Inc., 6.000%, 10/01/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)            12/20/13              750                1

Fund pays a quarterly payment of 0.280% (1.120%
   per annum) times notional amount of Nordstrom,
   Inc., 6.950%, 03/15/28. Upon a defined credit
   event the Fund receives notional amount and
   delivers the defined obligation. (Counterparty:
   Merrill Lynch)                                         12/20/13              650               (3)

Fund pays a quarterly payment of 0.320% (1.280%
   per annum) times notional amount of Alcan,
   Inc., 4.875%, 09/15/12. Upon a defined credit
   event the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   Bank of America)                                       12/20/13              750                1

Fund pays a quarterly payment of 0.450% (1.800%
   per annum) times notional amount of
   Weyerhaeuser Company, 6.750%, 03/15/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)              03/20/12              750                2

Fund pays a quarterly payment of 0.320% (1.280%
   per annum) times notional amount of Washington
   Mutual Co., 5.250%, 09/15/17. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                        03/20/12              700                5

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes receipt
   of a defined deliverable obligation.
   (Counterparty: Bank of America)                        12/20/11          (13,800)              88

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes receipt
   of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                          12/20/11           (3,750)              25

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes receipt
   of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                          12/20/11             (650)               3

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes receipt
   of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                          12/20/11          (13,800)              88

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes receipt
   of a defined deliverable obligation.
   (Counterparty: Bank of America)                        12/20/11             (750)              (1)

Fund receives a monthly payment of 0.440% (5.280%
   per annum) times notional amount of ABX.HE.A
   07-1 Index. Upon a defined credit event the
   Fund pays notional amount and takes receipt of
   a defined deliverable obligation.
   (Counterparty: Bank of America)                        05/24/46          (18,000)            (498)

Fund receives a monthly payment of 0.640% (7.680%
   per annum) times notional amount of ABX.HE.A
   07-1 Index. Upon a defined credit event the
   Fund pays notional amount and takes receipt of
   a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                          08/25/37           (1,000)             (16)

Fund receives a monthly payment of 0.440% (5.280%
   per annum) times notional amount of ABX.HE.A
   07-1 Index. Upon a defined credit event the
   Fund pays notional amount and takes receipt of
   a defined deliverable obligation.
   (Counterparty: Bank of America)                        05/24/46             (500)               7

Fund receives a monthly payment of 0.440% (5.280%
   per annum) times notional amount of ABX.HE.A
   07-1 Index. Upon a defined credit event the
   Fund pays notional amount and takes receipt of
   a defined deliverable obligation.
   (Counterparty: Bank of America)                        05/24/46             (500)              (7)


--------------------------------------------------------------------------------
44         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

----------------------------------------------------------------------------------------------------
                                                                           NOTIONAL   NET UNREALIZED
                                                         EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                    DATE   ($ THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------
Fund receives a monthly payment of 0.640% (7.680%
   per annum) times notional amount of ABX.HE.A
   07-1 Index. Upon a defined credit event the
   Fund pays notional amount and takes receipt of
   a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                          08/25/37    $      (1,500)  $           (9)

Fund receives a monthly payment of 0.640% (7.680%
   per annum) times notional amount of ABX.HE.A
   07-1 Index. Upon a defined credit event the
   Fund pays notional amount and takes receipt of
   a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                          08/25/37             (500)             (12)

Fund receives a monthly payment of 0.640% (7.680%
   per annum) times notional amount of ABX.HE.A
   07-1 Index. Upon a defined credit event the
   Fund pays notional amount and takes receipt of
   a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                          08/25/37           (1,500)             (23)
                                                                                      --------------
                                                                                      $         (276)
                                                                                      ==============

Swaps -- At March 31, 2007, the following Total Return Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):

----------------------------------------------------------------------------------------------------
                                                                           NOTIONAL   NET UNREALIZED
                                                         EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                    DATE   ($ THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------
The Fund receives payment on the monthly reset
   spread from Bank of America - CMBS IG 10Yr
   Index plus 22.5 basis points times the notional
   amount. The Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                        05/01/07    $      12,000   $          (21)

The Fund receives payment on the monthly reset
   spread from Bank of America - CMBS AAA 10Yr
   Index plus 5 basis points times the notional
   amount. The Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                        07/01/07            7,000               (6)

The Fund receives payment on the monthly reset
   spread from Lehman Brothers - CMBS AAA 8.5+
   Index minus 5 basis points times the notional
   amount. The Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Wachovia)                               06/30/07            5,000               (4)

The Fund receives payment on the monthly reset
   spread from Bank of America - CMBS AAA 10Yr
   Index plus 7.5 basis points times the notional
   amount. The Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: JP Morgan Chase)                        07/31/07           35,000              (31)

The Fund receives payment on the monthly reset
   spread from Bank of America - CMBS AAA 10Yr
   Index plus 8 basis points times the notional
   amount. The Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                        09/28/07           15,000              (13)
                                                                                      --------------
                                                                                      $          (75)
                                                                                      ==============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $1,366,974 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+     Real Estate Investments Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   The rate reported is the effective yield at time of purchase.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(D) All or a portion of this security has been pledged as collateral for securities sold short. The total value of collateral for securities sold short at March 31, 2007 was $490,169 ($ Thousands).

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2007. The coupon on a step bond changes on a specified date.

(H) This security is traded on a foreign stock exchange. The total value of such securities as of March 31, 2007 was $53 ($ Thousands) and represented 0.00% of Net Assets.

ARM -- Adjustable Rate Mortgage

Cl -- Class

CMBS -- Commercial Mortgage-Backed Securities

CMO -- Collateralized Mortgage Obligation

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only

LLC -- Limited Liability Company

MTN -- Medium Term Note

NIM -- Net Interest Margin

PLC -- Public Limited Company

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         45

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                       35.6%
Information Technology           12.0%
Industrials                      10.4%
Consumer Discretionary            9.8%
Short-Term Investments            9.5%
Energy                            5.4%
Health Care                       4.9%
Materials                         4.6%
Consumer Staples                  3.5%
Utilities                         3.3%
Telecommunication Services        0.4%
Asset-Backed Securities           0.3%
Exchange Traded Funds             0.2%
U.S. Treasury Obligation          0.1%
Warrants                          0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.9%+++

CONSUMER DISCRETIONARY -- 12.3%
   1-800 Contacts (B)*                                   60,300   $       1,013
   Advance Auto Parts                                    38,600           1,488
   Aftermarket Technology*                               88,881           2,158
   American Axle & Manufacturing
     Holdings (B)                                        67,112           1,836
   American Greetings, Cl A                              81,478           1,891
   Applebee's International                              32,256             799
   Arctic Cat                                            43,600             850
   ArvinMeritor (B)                                     156,600           2,858
   Asbury Automotive Group                               80,200           2,266
   Bally Technologies (B)*                               71,654           1,690
   Bebe Stores                                           46,371             806
   Belo, Cl A                                            94,732           1,769
   Big 5 Sporting Goods                                  41,300           1,071
   Big Lots*                                              6,500             203
   Blyth                                                 25,900             547
   Borders Group (B)                                    103,900           2,122
   Brinker International                                 34,081           1,114
   Brown Shoe                                            48,100           2,020
   Building Materials Holding                            55,900           1,012
   California Coastal Communities                         5,800             118
   Carrols Restaurant Group*                             95,700           1,389
   Cato, Cl A (B)                                        59,500           1,392
   CBRL Group (B)                                        74,000           3,426
   Champion Enterprises (B)*                            146,600           1,290
   Cheesecake Factory*                                   14,300             381
   Cooper Tire & Rubber (B)                              55,360           1,013
   Corinthian Colleges (B)*                             145,400           1,999
   Courier                                               21,509             840
   CSK Auto (B)*                                        104,175           1,792
   Cumulus Media, Cl A (B)*                              87,400             820
   Dana (B)                                             478,100             418

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ethan Allen Interiors (B)                            137,097   $       4,845
   Finish Line, Cl A                                     59,762             753
   Furniture Brands International (B)                   120,000           1,894
   Genesco*                                              24,400           1,013
   Group 1 Automotive (B)                                11,000             437
   Handleman (B)                                         49,600             346
   Hilton Hotels                                         32,600           1,172
   HOT Topic*                                            94,325           1,047
   Jackson Hewitt Tax Service                            63,600           2,047
   Jakks Pacific (B)*                                    50,900           1,217
   Jarden (B)*                                           54,850           2,101
   Jo-Ann Stores (B)*                                    39,100           1,066
   Jos. A. Bank Clothiers (B)*                           21,300             753
   Journal Communications, Cl A                         101,600           1,332
   Journal Register                                      95,800             571
   K2 (B)*                                              220,800           2,669
   Kellwood                                              96,700           2,836
   Lakeland Industries*                                  70,100             981
   Landry's Restaurants (B)                              44,203           1,308
   Leapfrog Enterprises (B)*                            138,626           1,483
   Libbey                                                76,993           1,079
   Lifetime Brands                                      130,180           2,719
   Lithia Motors, Cl A                                   34,100             935
   M/I Homes (B)                                          2,200              58
   MarineMax (B)*                                       106,900           2,478
   Marvel Entertainment (B)*                             67,500           1,873
   MDC Partners, Cl A*                                  416,438           3,219
   Men's Wearhouse                                       18,790             884
   Modine Manufacturing                                  29,700             680
   Morgans Hotel Group (B)*                              60,941           1,280
   Nautilus (B)                                          37,400             577
   O'Charleys*                                           50,300             970
   Orient-Express Hotels, Cl A (B)                       81,700           4,887
   Outdoor Channel Holdings (B)*                         56,800             581
   Pacific Sunwear of California*                        62,543           1,303
   Perry Ellis International*                            24,850             795
   Pier 1 Imports (B)                                   193,000           1,334
   Pinnacle Entertainment*                               59,000           1,715
   Princeton Review*                                    328,204           1,762
   Quiksilver (B)*                                      253,500           2,941
   RadioShack (B)                                        64,500           1,743
   RC2*                                                  26,200           1,058
   RCN*                                                  11,700             299
   Regal Entertainment Group, Cl A (B)                   90,300           1,794
   Regis                                                 51,838           2,093
   Rent-A-Center*                                        93,500           2,616
   Ruby Tuesday (B)                                      52,100           1,490
   Ryland Group (B)                                      19,000             802
   Scholastic*                                           63,100           1,962
   Sinclair Broadcast Group, Cl A                        52,200             807
   Sonic Automotive, Cl A (B)                           135,800           3,870
   Stage Stores                                          30,700             716
   Starwood Hotels & Resorts Worldwide                  107,300           6,958
   Stein Mart                                            36,400             594


--------------------------------------------------------------------------------
46         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Steinway Musical Instruments                          13,000   $         420
   Stride Rite                                           33,900             522
   Sunterra (B)*                                         75,693           1,188
   Talbots (B)                                           60,100           1,420
   Tempur-Pedic International (B)*                       18,100             470
   Town Sports International Holdings*                   16,600             362
   Trans World Entertainment (B)*                        56,100             319
   Tuesday Morning (B)                                   38,000             564
   Tupperware Brands                                      7,900             197
   Unifirst                                              36,929           1,417
   Vail Resorts (B)*                                     42,364           2,302
   Valassis Communications*                              31,500             542
   Visteon*                                             100,400             857
   Warner Music Group                                   161,500           2,755
   West Marine (B)*                                      12,600             229
   Westwood One                                           2,300              16
   World Wrestling Entertainment, Cl A                   52,700             859
   Zale*                                                135,900           3,585
                                                                  --------------
                                                                        149,158
                                                                  --------------
CONSUMER STAPLES -- 4.3%
   Alliance One International*                           57,700             533
   BJ's Wholesale Club*                                 184,700           6,248
   Casey's General Stores (B)                            56,095           1,403
   Central Garden and Pet (B)*                           59,425             878
   Chattem (B)*                                           6,400             377
   Chiquita Brands International (B)                    142,800           2,002
   Corn Products International                           37,053           1,319
   Del Monte Foods                                       81,300             933
   Hain Celestial Group*                                110,989           3,337
   Imperial Sugar (B)                                    11,600             389
   JM Smucker                                            21,135           1,127
   Lancaster Colony                                      29,100           1,286
   Longs Drug Stores                                     10,000             516
   Molson Coors Brewing, Cl B (B)                        52,100           4,930
   Nash Finch (B)                                        42,900           1,478
   NBTY (B)*                                             57,500           3,050
   Nu Skin Enterprises, Cl A                             82,743           1,367
   Pantry*                                               27,967           1,265
   Performance Food Group (B)*                           55,477           1,713
   Pilgrim's Pride                                      105,800           3,511
   Prestige Brands Holdings*                             13,400             159
   Ralcorp Holdings (B)*                                 63,333           4,072
   Ruddick                                               48,989           1,474
   Sanderson Farms (B)                                   91,200           3,380
   Spartan Stores                                        13,300             356
   Universal (B)                                         66,800           4,098
   Weis Markets                                          23,600           1,055
                                                                  --------------
                                                                         52,256
                                                                  --------------
ENERGY -- 6.7%
   Atlas America (B)*                                    24,878           1,405
   Atwood Oceanics (B)*                                  59,900           3,515

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Aurora Oil & Gas*                                    165,000   $         431
   Aventine Renewable Energy
      Holdings (B)*                                      78,700           1,434
   Berry Petroleum, Cl A                                 60,174           1,845
   Cal Dive International*                               80,400             982
   Callon Petroleum (B)*                                  9,200             125
   CARBO Ceramics (B)                                    50,300           2,341
   Cimarex Energy                                        93,300           3,454
   Comstock Resources*                                   11,300             309
   Delta Petroleum (B)*                                  56,300           1,293
   Dresser-Rand Group*                                   67,700           2,062
   Edge Petroleum*                                       60,700             760
   Endeavour International*                              10,700              22
   Energy Partners (B)*                                  42,600             773
   Forest Oil (B)*                                       82,450           2,751
   GeoMet*                                              186,706           1,647
   Global Industries (B)*                               214,400           3,921
   Goodrich Petroleum (B)*                               38,801           1,305
   Grey Wolf (B)*                                       640,400           4,291
   Harvest Natural Resources*                            12,400             121
   Hercules Offshore (B)*                                60,801           1,597
   Holly (B)                                              8,600             510
   Input/Output (B)*                                    269,800           3,718
   InterOil*                                             40,700           1,083
   Lone Star Technologies*                               81,700           5,395
   Mariner Energy*                                      166,720           3,189
   Natural Gas Services Group*                            1,400              20
   Newpark Resources*                                   172,100           1,213
   Oceaneering International (B)*                        26,100           1,099
   OMI                                                  118,800           3,191
   Plains Exploration & Production*                      20,019             904
   Rosetta Resources*                                   127,500           2,619
   RPC                                                  188,800           3,145
   St. Mary Land & Exploration                          111,700           4,097
   Stone Energy*                                         68,100           2,022
   Superior Energy Services*                             38,500           1,327
   Swift Energy*                                        111,005           4,637
   Tesoro                                                 8,500             854
   Universal Compression Holdings (B)*                   14,400             974
   Uranium Resources*                                   194,320           1,584
   VeraSun Energy (B)*                                   73,600           1,462
   W-H Energy Services*                                  42,211           1,973
                                                                  --------------
                                                                         81,400
                                                                  --------------
FINANCIALS -- 26.8%
   1st Source                                             8,800             230
   Acadia Realty Trust+                                  41,400           1,079
   Accredited Home Lenders Holding (B)*                  43,700             405
   Advance America Cash Advance Centers                  27,700             426
   Advanta, Cl B                                         21,000             921
   Affirmative Insurance Holdings                        20,500             355
   AMB Property+                                         58,300           3,427


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   AmCOMP*                                               83,400   $         806
   Amcore Financial                                      37,928           1,204
   American Equity Investment
      Life Holding (B)                                   75,329             989
   American Home Mortgage
      Investment+ (B)                                    14,600             394
   American Physicians Capital*                          13,000             521
   Ameris Bancorp                                         1,600              39
   Amtrust Financial Services*                            4,400              46
   Anchor Bancorp Wisconsin                              25,100             712
   Annaly Capital Management+                           198,400           3,071
   Anthracite Capital+                                  152,100           1,825
   Anworth Mortgage Asset+                               74,400             727
   Arbor Realty Trust+                                  133,177           4,054
   Archstone-Smith Trust+ (B)                           127,000           6,894
   Argonaut Group (B)*                                   22,500             728
   Ashford Hospitality Trust+ (B)                         9,400             112
   Aspen Insurance Holdings                              77,800           2,039
   Assured Guaranty                                     119,500           3,265
   AvalonBay Communities+                                28,300           3,679
   BancFirst                                             13,500             626
   Bancorpsouth                                         102,242           2,500
   Bank Mutual                                          232,139           2,639
   BankAtlantic Bancorp, Cl A                           140,078           1,535
   Bankunited Financial, Cl A (B)                        89,900           1,907
   Banner                                                14,500             602
   Berkshire Hills Bancorp                               20,600             693
   BFC Financial, Cl A*                                   8,700              38
   BioMed Realty Trust+                                  50,500           1,328
   Boston Private Financial Holdings                     90,300           2,521
   Boston Properties+ (B)                                54,100           6,351
   British Land (United Kingdom)+ (I)                    62,693           1,879
   Camden Property Trust+                                 8,100             570
   Capital Lease Funding+                               106,300           1,138
   Capital Trust, Cl A+ (B)                              34,500           1,572
   Capstead Mortgage+ (B)                                17,900             179
   Cardinal Financial                                    81,560             814
   Cash America International                            55,600           2,280
   Cathay General Bancorp (B)                            61,800           2,100
   CBRE Realty Finance+*                                 70,000             926
   Chemical Financial                                    29,200             870
   Citizens Banking                                      91,941           2,037
   City Bank                                             10,250             329
   City Holding                                          24,900           1,007
   CNA Surety*                                           17,900             378
   Colonial Properties Trust+                             6,100             279
   Columbia Bancorp (B)                                   5,800             139
   Columbia Banking System                               51,300           1,730
   Commerce Group (B)                                    45,400           1,364
   Community Bancorp (B)*                                 4,500             138
   Community Bank System                                 22,500             471
   Community Trust Bancorp                               13,490             489
   CompuCredit*                                          14,800             462
   Corporate Office Properties Trust+                    33,600           1,535

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Corus Bankshares (B)                                 101,600   $       1,733
   Crawford, Cl B                                        16,400              95
   Darwin Professional Underwriters*                     32,700             822
   Dawnay Day Treveria
      (United Kingdom) (I)*                             471,407             885
   DCT Industrial Trust+*                               194,000           2,295
   Dearborn Bancorp*                                     35,900             627
   Delphi Financial Group, Cl A (B)                      44,550           1,792
   DiamondRock Hospitality+                              47,500             903
   Direct General                                        22,600             480
   Douglas Emmett+*                                     162,300           4,144
   Eagle Hospitality Properties Trust+                   86,600             966
   Education Realty Trust+ (B)                          172,367           2,548
   Employers Holdings*                                   48,056             962
   Endurance Specialty Holdings                          65,036           2,324
   Entertainment Properties Trust+ (B)                   13,600             819
   Equity One+ (B)                                       78,593           2,083
   Equity Residential+                                  164,300           7,924
   Farmers Capital Bank                                   2,600              76
   FBL Financial Group, Cl A                             16,300             638
   Federal Agricultural Mortgage, Cl C                   38,900           1,058
   Federal Realty Investment Trust+                       4,500             408
   FelCor Lodging Trust+                                102,400           2,659
   Financial Federal                                     22,300             587
   First American                                        79,800           4,047
   First Community Bancshares                             5,900             230
   First Financial Bancorp                              107,859           1,630
   First Financial Bankshares                             6,500             272
   First Financial Holdings                               4,600             159
   First Industrial Realty Trust+ (B)                    54,100           2,451
   First Merchants                                       19,300             458
   First Midwest Bancorp                                 63,500           2,334
   First Niagara Financial Group (B)                    167,000           2,323
   First State Bancorporation                            57,610           1,299
   FirstFed Financial (B)*                               41,100           2,336
   FirstMerit                                           101,885           2,151
   Flagstar Bancorp                                      39,300             470
   Flushing Financial                                    29,400             477
   FNB (Virginia)                                         3,200             115
   Fpic Insurance Group (B)*                             16,800             750
   Frontier Financial (B)                                13,950             348
   GAMCO Investors, Cl A                                 34,700           1,504
   General Growth Properties+ (B)                       150,470           9,716
   GFI Group*                                            14,800           1,006
   Gramercy Capital+ (B)                                 57,326           1,759
   Great Southern Bancorp                                 2,100              62
   Greater Bay Bancorp                                   21,400             575
   Greene County Bancshares                               6,400             217
   Hallmark Financial Services*                         100,460           1,210
   Hammerson (United Kingdom)+ (I)                       56,433           1,918
   Hancock Holding                                        5,400             238
   Hanmi Financial                                       66,000           1,258
   Harleysville Group                                     6,600             214
   Heritage Commerce (B)                                  7,400             189


--------------------------------------------------------------------------------
48         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hersha Hospitality Trust+                             35,800   $         422
   Highland Hospitality+                                111,100           1,978
   Hilb Rogal & Hobbs (B)                                82,400           4,042
   Horace Mann Educators (B)                             72,264           1,485
   Host Hotels & Resorts+ (B)                           366,255           9,636
   HRPT Properties Trust+ (B)                            95,700           1,177
   Hub International                                     36,900           1,538
   IMPAC Mortgage Holdings+ (B)                          67,100             336
   Infinity Property & Casualty                          35,092           1,644
   Innkeepers USA Trust+ (B)                            232,188           3,780
   Intervest Bancshares*                                 21,900             629
   Irwin Financial                                       29,800             555
   ITLA Capital                                           6,100             317
   KBW (B)*                                              54,400           1,891
   Kimco Realty+ (B)                                    161,700           7,881
   KKR Financial+                                       100,400           2,754
   Lakeland Financial                                     4,700             107
   Land Securities Group
      (United Kingdom)+ (I)                              67,574           2,836
   LandAmerica Financial Group (B)                        9,000             665
   Liberty Property Trust+ (B)                           32,100           1,564
   Luminent Mortgage Capital+                           285,200           2,550
   MAF Bancorp                                           20,600             852
   Maguire Properties+                                   30,600           1,088
   Marlin Business Services*                             33,700             737
   Max Re Capital                                        56,100           1,429
   MetroCorp Bancshares                                   3,300              70
   MFA Mortgage Investments+                            150,200           1,157
   National Financial Partners                           14,944             701
   National Interstate (B)                               13,600             350
   National Retail Properties+ (B)                       90,400           2,187
   NBT Bancorp                                           41,600             975
   NewAlliance Bancshares                               159,692           2,589
   Newcastle Investment+                                 91,200           2,529
   Novastar Financial+ (B)                               11,700              59
   Odyssey Re Holdings (B)                               29,400           1,156
   Ohio Casualty                                         51,100           1,530
   Old National Bancorp                                  64,200           1,167
   Omega Healthcare Investors+                           16,800             288
   Oriental Financial Group                              42,700             503
   Pacific Capital Bancorp (B)                           62,966           2,022
   Pennsylvania Real Estate
      Investment Trust+                                  11,100             492
   PFF Bancorp                                           18,350             557
   Phoenix                                               59,500             826
   Pico Holdings (B)*                                    53,400           2,281
   Piper Jaffray*                                        52,064           3,225
   Platinum Underwriters Holdings                       139,292           4,469
   PMI Group                                             28,083           1,270
   Preferred Bank                                        23,700             929
   Premierwest Bancorp (B)                                4,900              66
   Presidential Life                                     31,600             623
   ProAssurance (B)*                                     55,159           2,821
   Prosperity Bancshares                                 22,600             785

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Provident Bankshares                                  24,200   $         795
   PS Business Parks+                                    54,500           3,843
   Public Storage+ (B)                                   38,800           3,673
   Rainier Pacific Financial Group                       23,899             475
   RAIT Financial Trust+                                 29,400             821
   Regency Centers+                                      13,800           1,153
   RenaissanceRe Holdings                                32,800           1,645
   Resource Capital+                                     32,300             521
   Safety Insurance Group                                 3,000             120
   Saul Centers+ (B)                                     18,300           1,041
   Security Capital Assurance                            42,500           1,200
   Selective Insurance Group                              7,400             188
   Shore Bancshares (B)                                   2,200              58
   Signature Bank (B)*                                   59,428           1,934
   Simon Property Group+ (B)                             91,800          10,213
   South Financial Group (B)                             68,064           1,683
   Southwest Bancorp                                     14,700             378
   Sterling Financial,
      Pennsylvania Shares                                11,825             263
   Sterling Financial,
      Washington Shares                                 106,568           3,324
   Stewart Information Services                         138,700           5,796
   Sun Communities+                                      23,400             726
   Sunstone Hotel Investors+ (B)                         28,300             771
   Superior Bancorp (B)*                                139,763           1,509
   Susquehanna Bancshares                                49,800           1,155
   SY Bancorp                                               900              22
   Synergy Financial Group                               61,500             962
   Taylor Capital Group                                   5,600             196
   Technology Investment Capital                         41,900             709
   Thomas Properties Group                               54,900             852
   TierOne                                               14,500             392
   TradeStation Group*                                   69,100             870
   Trico Bancshares                                       6,500             154
   UMB Financial                                         66,936           2,528
   Umpqua Holdings                                       77,717           2,081
   Unibail (France)+ (I)*                                13,263           4,006
   United Bankshares                                     46,300           1,622
   United Community Banks                                12,700             416
   Ventas+ (B)                                          100,600           4,238
   Verde Realty PIPE (J) (K)*                            21,100             696
   Virginia Financial Group                               4,750             123
   Vornado Realty Trust+ (B)                             35,600           4,249
   Washington Federal                                    28,270             663
   WesBanco                                              22,000             679
   West Coast Bancorp                                     8,200             262
   Westfield Financial                                   70,500             756
   Wintrust Financial                                    30,800           1,374
   World Acceptance (B)*                                 19,200             767
   WR Berkley                                            50,537           1,674
   WSFS Financial                                        29,789           1,921
   Zenith National Insurance                             26,600           1,257
                                                                  --------------
                                                                        324,192
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 6.1%
   Accelrys*                                            257,200   $       1,641
   Advanced Medical Optics (B)*                          68,500           2,548
   Albany Molecular Research*                            36,200             357
   Alpharma, Cl A                                        22,700             547
   America Service Group*                                52,400             874
   AMERIGROUP*                                           48,100           1,462
   AMN Healthcare Services*                              39,900             903
   Analogic                                              50,200           3,157
   Applera - Celera Group*                              130,400           1,852
   Apria Healthcare Group*                               51,500           1,661
   Axcan Pharma*                                        146,609           2,421
   Bradley Pharmaceuticals (B)*                          63,000           1,209
   Cambrex                                              139,864           3,441
   Chemed                                                40,900           2,002
   Community Health Systems*                             91,100           3,211
   Conmed*                                              103,500           3,025
   Cooper (B)                                           134,162           6,523
   Cross Country Healthcare*                            170,700           3,112
   Datascope                                             26,700             966
   DexCom*                                               49,500             389
   Discovery Laboratories (B)*                          128,400             304
   DJO*                                                 113,105           4,287
   Foxhollow Technologies*                               17,500             366
   Greatbatch (B)*                                       29,900             762
   Healthspring*                                         79,300           1,868
   HealthTronics (B)*                                    83,200             448
   Kensey Nash*                                          11,700             357
   Kindred Healthcare*                                   70,600           2,314
   LifePoint Hospitals*                                  25,500             975
   Magellan Health Services (B)*                         59,000           2,478
   Matrixx Initiatives*                                  23,100             375
   Medical Staffing Network Holdings*                   141,600             899
   Myriad Genetics (B)*                                  80,300           2,767
   National Dentex*                                      40,900             576
   Neurocrine Biosciences (B)*                           57,000             712
   Orthofix International*                               19,339             987
   Owens & Minor                                         39,002           1,433
   Par Pharmaceutical*                                   20,800             522
   Perrigo                                               35,600             629
   Pharmacopeia Drug Discovery*                         116,250             661
   PharmaNet Development Group (B)*                      22,000             572
   Providence Service*                                   43,900           1,041
   Res-Care (B)*                                         92,882           1,625
   Sciele Pharma (B)*                                    73,600           1,743
   SonoSite*                                              6,100             172
   Symmetry Medical*                                     58,342             953
   Trizetto Group (B)*                                   74,600           1,493
   Viropharma (B)*                                       34,100             489
   Zoll Medical (B)*                                     27,100             722
                                                                  --------------
                                                                         73,831
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 13.1%
   ACCO Brands (B)*                                      69,300   $       1,669
   Accuride*                                             18,339             268
   Actuant, Cl A (B)                                     30,900           1,570
   Acuity Brands                                          5,100             278
   Administaff                                           24,400             859
   Alaska Air Group*                                     23,700             903
   Albany International, Cl A                            96,700           3,475
   Altra Holdings*                                       38,300             525
   AO Smith                                              18,800             719
   Apogee Enterprises                                    51,504           1,032
   Applied Industrial Technologies                       18,425             452
   Arkansas Best                                         66,600           2,368
   Astec Industries*                                     40,400           1,626
   Avis Budget Group                                     67,675           1,849
   BE Aerospace*                                         37,916           1,202
   Belden CDT                                            26,558           1,423
   Brady, Cl A                                           32,734           1,021
   Briggs & Stratton (B)                                 48,164           1,486
   Brink's                                               42,800           2,716
   Chart Industries*                                     15,902             289
   CIRCOR International                                  38,925           1,390
   Clean Harbors (B)*                                    31,181           1,410
   Commercial Vehicle Group*                             85,000           1,751
   Consolidated Graphics*                                24,400           1,807
   Crane                                                 71,400           2,886
   Cubic                                                 68,800           1,489
   Danaos                                                35,900             946
   Deluxe                                               139,000           4,661
   Diamond Management &
     Technology Consultants                              83,000             970
   Dollar Thrifty Automotive Group*                      19,100             975
   EMCOR Group (B)*                                      20,700           1,221
   EnPro Industries*                                     56,400           2,033
   Federal Signal (B)                                   112,496           1,746
   First Consulting Group*                               60,800             553
   Flanders (B)*                                        239,080           1,733
   Flowserve (B)                                         38,800           2,219
   Gardner Denver*                                       16,900             589
   GATX                                                  11,200             535
   General Cable*                                         3,900             208
   Goodman Global*                                       46,300             816
   GrafTech International*                               31,600             287
   Granite Construction                                  38,100           2,105
   Griffon (B)*                                          80,931           2,003
   H&E Equipment Services*                               60,400           1,299
   Heidrick & Struggles International*                   27,900           1,352
   Horizon Lines, Cl A                                    9,600             315
   Hubbell, Cl B                                         71,700           3,459
   Hudson Highland Group*                                90,000           1,403
   ICF International*                                    58,500           1,106
   IKON Office Solutions                                 94,300           1,355
   Insituform Technologies, Cl A (B)*                    25,315             526
   Interface, Cl A (B)*                                  73,827           1,181


--------------------------------------------------------------------------------
50         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   JetBlue Airways*                                      62,800   $         723
   John H. Harland                                       16,900             866
   K&F Industries Holdings*                              22,500             606
   Kadant (B)*                                           70,422           1,786
   Kansas City Southern (B)*                            100,349           3,570
   Kaydon (B)                                            97,883           4,166
   Kelly Services, Cl A                                  19,700             634
   Kirby*                                                60,400           2,113
   Knight Transportation (B)                             88,600           1,579
   Korn/Ferry International (B)*                         50,900           1,168
   Layne Christensen*                                    49,700           1,810
   LECG*                                                107,200           1,552
   Lennox International                                  10,143             362
   Marten Transport*                                     40,900             650
   Mesa Air Group (B)*                                   56,600             426
   Milacron (B)*                                        364,435             241
   Mueller Water Products, Cl B                          24,290             325
   Navigant Consulting*                                  39,800             786
   Navios Maritime Holdings                              97,600             715
   Navistar International*                               99,700           4,561
   Orbital Sciences (B)*                                 91,600           1,717
   Pall                                                 102,500           3,895
   PAM Transportation Services*                          15,100             311
   PeopleSupport*                                        87,200             998
   Perini*                                               70,700           2,606
   PHH*                                                  81,300           2,485
   Power-One (B)*                                        96,800             554
   Regal-Beloit                                          41,100           1,906
   Ryder System                                          66,700           3,291
   Saia (B)*                                             19,400             461
   School Specialty (B)*                                 44,486           1,606
   Simpson Manufacturing (B)                              3,800             117
   Skywest                                               32,500             872
   Spherion*                                             99,700             879
   TAL International Group                               12,600             302
   Tecumseh Products, Cl A (B)*                         126,700           1,276
   Teledyne Technologies (B)*                           118,190           4,425
   Tetra Tech (B)*                                      284,770           5,428
   United Rentals (B)*                                   18,000             495
   United Stationers (B)*                                 7,600             455
   Universal Forest Products (B)                         16,100             798
   US Xpress Enterprises, Cl A*                          33,200             573
   Volt Information Sciences (B)*                         1,550              41
   Wabash National                                      110,200           1,699
   Walter Industries                                     90,200           2,232
   Washington Group International*                       38,300           2,544
   Waste Connections (B)*                                90,000           2,695
   Waste Industries USA                                  13,300             365
   Watson Wyatt Worldwide, Cl A                         193,395           9,409
   WESCO International*                                  16,509           1,036
   Woodward Governor                                     28,400           1,169
   YRC Worldwide (B)*                                    24,900           1,002
                                                                  --------------
                                                                        158,340
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.0%
   Actel*                                                49,500   $         818
   ADC Telecommunications (B)*                           28,200             472
   Adtran                                                21,400             521
   Advanced Energy Industries*                           21,100             444
   Aeroflex*                                            134,683           1,771
   Agilysys                                              21,200             476
   Alliance Semiconductor*                              266,300           1,201
   Altiris*                                              26,000             856
   AMIS Holdings*                                       150,700           1,650
   ARM Holdings ADR (B)                                 294,300           2,310
   Arris Group*                                          92,900           1,308
   Aspen Technology (B)*                                 34,200             445
   Asyst Technologies*                                  102,300             719
   ATMI*                                                 11,100             339
   Avanex (B)*                                          383,900             687
   Avnet*                                                45,480           1,644
   Avocent (B)*                                          56,134           1,514
   Axesstel*                                            411,000             752
   BearingPoint (B)*                                    321,500           2,463
   Benchmark Electronics*                                30,500             630
   BISYS Group (B)*                                      58,285             668
   Black Box                                             79,151           2,892
   Brocade Communications Systems*                      537,100           5,113
   CACI International, Cl A*                             47,800           2,240
   Ciber*                                               245,200           1,930
   Cognex (B)                                            37,600             815
   Coherent (B)*                                         66,105           2,098
   Comverse Technology*                                 160,600           3,429
   Conexant Systems (B)*                                 92,500             153
   CPI International*                                    58,570           1,126
   CSG Systems International (B)*                       143,000           3,578
   CTS                                                   89,400           1,236
   Dycom Industries*                                     76,720           1,999
   Earthlink*                                           499,500           3,671
   Electronics for Imaging*                              71,300           1,672
   Emulex*                                               63,940           1,169
   Entegris (B)*                                        196,400           2,102
   Flir Systems (B)*                                     50,700           1,808
   Foundry Networks*                                    182,100           2,471
   Gevity HR                                            148,900           2,939
   Global Imaging Systems (B)*                           48,300             942
   Ikanos Communications*                               139,500           1,084
   Imation                                               60,900           2,459
   Keane*                                                96,500           1,310
   Kemet (B)*                                            87,300             668
   Keynote Systems*                                     141,500           1,899
   Komag (B)*                                           116,500           3,813
   Lawson Software (B)*                                 694,400           5,618
   LeCroy (B)*                                           38,900             325
   Littelfuse*                                           95,496           3,877
   LoJack (B)*                                           32,579             618
   LTX*                                                 346,200           2,119
   Manhattan Associates*                                 85,000           2,332


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Measurement Specialties*                              18,400   $         415
   Mentor Graphics*                                     158,100           2,583
   Mercury Computer Systems*                             60,700             842
   Methode Electronics                                   94,500           1,396
   Mettler Toledo International*                         10,224             916
   MKS Instruments*                                      59,800           1,526
   MoneyGram International                               19,300             536
   Neoware*                                             119,400           1,202
   Omnivision Technologies*                              26,800             347
   ON Semiconductor (B)*                                108,200             965
   Orbotech*                                            186,400           4,106
   Orckit Communications*                               114,500           1,167
   Palm (B)*                                             27,200             493
   Parametric Technology*                               155,279           2,964
   Park Electrochemical                                  24,600             667
   Paxar*                                                76,499           2,196
   Pericom Semiconductor*                                16,300             159
   Perot Systems, Cl A (B)*                             139,314           2,490
   Photronics*                                           56,700             882
   Plantronics (B)                                       81,535           1,926
   Polycom (B)*                                          75,900           2,530
   Powerwave Technologies (B)*                          167,076             951
   Quantum (B)*                                       1,047,100           2,827
   Rackable Systems (B)*                                 73,500           1,247
   RADWARE*                                             100,000           1,350
   RF Micro Devices (B)*                                257,100           1,602
   Richardson Electronics                                66,645             622
   SafeNet*                                              15,550             440
   Seachange International*                             211,600           1,722
   Seagate Technology (B)                                77,284           1,801
   SI International*                                     26,300             755
   Skyworks Solutions (B)*                              922,100           5,302
   Solectron (B)*                                       501,900           1,581
   SonicWALL*                                            65,500             548
   SRA International, Cl A*                              49,300           1,201
   Standard Microsystems*                                46,100           1,408
   Sybase*                                              137,037           3,464
   Synopsys*                                             70,402           1,847
   Technitrol                                            63,300           1,658
   Tekelec (B)*                                         260,300           3,881
   THQ (B)*                                              30,438           1,041
   TIBCO Software (B)*                                  526,100           4,482
   TNS                                                   34,600             557
   Transaction Systems Architects*                       25,400             823
   Ultratech (B)*                                       205,100           2,791
   United Online (B)                                    240,600           3,376
   Utstarcom (B)*                                       193,300           1,602
   Varian Semiconductor Equipment
     Associates*                                         54,500           2,909
   Verint Systems*                                       81,900           2,633
   Wavecom ADR*                                          84,800           1,905
   webMethods*                                           29,200             210
   WidePoint*                                           268,100             485
   Zoran*                                               213,800           3,639
                                                                  --------------
                                                                        182,161
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 5.9%
   Aptargroup                                            31,824   $       2,130
   Arch Chemicals                                        46,459           1,451
   Bemis                                                 36,716           1,226
   Buckeye Technologies*                                 50,200             652
   Chaparral Steel                                        8,500             495
   Cleveland-Cliffs (B)                                  24,500           1,568
   Constar International (B)*                           100,800             892
   Crown Holdings*                                       57,000           1,394
   Cytec Industries                                      91,500           5,146
   Ferro                                                 39,172             847
   FMC                                                   24,892           1,878
   Greif, Cl A                                            8,100             900
   H.B. Fuller                                           72,400           1,974
   Headwaters (B)*                                       82,400           1,800
   Hercules*                                            185,800           3,631
   Kaiser Aluminum*                                      22,100           1,724
   MacDermid                                             66,900           2,333
   Mercer International (B)                              79,100             946
   Metal Management                                      41,600           1,922
   Methanex                                              29,200             652
   Myers Industries                                     117,600           2,197
   Neenah Paper                                          33,301           1,323
   NewMarket                                              9,500             386
   NN                                                    28,200             352
   Olin (B)                                             125,502           2,126
   OM Group (B)*                                         26,500           1,184
   Omnova Solutions*                                     77,300             422
   Pioneer*                                              20,300             561
   PolyOne*                                             154,000             939
   Quanex                                               114,050           4,830
   Rock-Tenn, Cl A (B)                                   92,500           3,071
   Ryerson (B)                                           32,400           1,284
   Schnitzer Steel Industries, Cl A (B)                  84,100           3,378
   Schweitzer-Mauduit International                      44,400           1,103
   Sensient Technologies (B)                             89,700           2,313
   Silgan Holdings                                      106,228           5,429
   Spartech                                              74,500           2,186
   Steel Dynamics                                        37,900           1,637
   Texas Industries (B)                                  47,400           3,580
   Wellman (B)                                           65,600             236
                                                                  --------------
                                                                         72,098
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.5%
   Atlantic Tele-Network                                  3,600              94
   Golden Telecom                                        47,100           2,608
   IDT                                                   51,100             577
   IDT, Cl B (B)                                         50,000             568
   NTELOS Holdings                                        8,600             165
   Premiere Global Services*                             53,010             595
   Syniverse Holdings*                                   50,600             533
   USA Mobility                                          45,000             897
                                                                  --------------
                                                                          6,037
                                                                  --------------


--------------------------------------------------------------------------------
52         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 4.2%
   AGL Resources                                         48,971   $       2,092
   Allete                                                42,900           2,000
   Atmos Energy                                          67,274           2,104
   Avista                                                54,300           1,316
   Black Hills (B)                                       61,100           2,247
   Centerpoint Energy (B)                               186,100           3,339
   Cleco                                                 18,300             473
   CMS Energy (B)                                       173,300           3,085
   El Paso Electric*                                    130,000           3,425
   Empire District Electric (B)                          37,224             923
   Great Plains Energy                                   14,300             464
   Hawaiian Electric Industries                          14,300             372
   Idacorp                                               20,590             697
   ITC Holdings                                          29,000           1,255
   New Jersey Resources                                   6,700             335
   Nicor                                                 46,700           2,261
   Oneok                                                 16,300             734
   Ormat Technologies (B)                                54,700           2,295
   PNM Resources                                        106,300           3,433
   Portland General Electric                             54,832           1,601
   SEMCO Energy (B)*                                    149,400           1,138
   South Jersey Industries (B)                           87,327           3,323
   Southern Union                                       106,600           3,240
   Southwest Gas                                         55,800           2,169
   UGI                                                   18,400             491
   Unisource Energy                                      10,600             398
   Vectren                                               15,300             438
   Westar Energy                                         83,810           2,306
   WGL Holdings                                          36,724           1,174
   Wisconsin Energy                                      24,724           1,200
                                                                  --------------
                                                                         50,328
                                                                  --------------
Total Common Stock
   (Cost $932,955) ($ Thousands)                                      1,149,801
                                                                  --------------
EXCHANGE TRADED FUND (B) -- 0.2%
   iShares Russell 2000 Index Fund                       30,969           2,462
                                                                  --------------
Total Exchange Traded Fund
   (Cost $1,905) ($ Thousands)                                            2,462
                                                                  --------------

                                                      Number of
                                                       Warrants
                                                  -------------
WARRANTS -- 0.0%
   Washington Mutual (D)*                               350,742              60
                                                                  --------------
Total Warrants
   (Cost $50) ($ Thousands)                                                  60
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) (E) -- 9.6%

FINANCIALS -- 9.6%
   Adirondack, Ser 2005-2
       5.319%, 04/24/07                           $       4,921   $       4,904
   Brahms Funding
       5.314%, 05/14/07                                   6,080           6,041
       5.313%, 04/16/07                                   4,429           4,419
   Buckingham CDO I LLC
       5.320%, 04/25/07                                   4,551           4,534
   Buckingham CDO II LLC
       5.318%, 04/23/07                                   5,659           5,640
   Buckingham CDO III LLC
       5.320%, 04/26/07                                   5,054           5,035
   Citius I Funding
       5.320%, 04/26/07                                   1,968           1,961
   Citius II Funding LLC
       5.292%, 04/02/07                                   4,921           4,920
   Davis Square Funding
       5.310%, 04/13/07                                  10,827          10,806
   Elysian Funding LLC
       5.353%, 04/23/07                                   1,772           1,766
   Georgetown Funding
       5.316%, 04/20/07                                  11,958          11,923
   KKR Pacific Funding Trust
       5.341%, 04/27/07                                   4,921           4,901
   Mica Funding LLC
       5.316%, 04/20/07                                   5,132           5,117
       5.313%, 04/16/07                                   2,461           2,455
       5.310%, 04/19/07                                   1,593           1,588
       5.294%, 04/05/07                                   5,315           5,311
   Rhineland Funding Capital
       5.354%, 04/30/07                                     473             471
       5.332%, 06/06/07                                   1,809           1,791
       5.315%, 05/15/07                                   5,246           5,212
       5.314%, 05/14/07                                   2,094           2,081
   Thornburg Mortgage Capital Resource
       5.313%, 04/16/07                                   1,252           1,249
       5.310%, 04/13/07                                   1,181           1,179
       5.309%, 04/12/07                                   2,461           2,456
       5.298%, 04/10/07                                   4,749           4,742
   Valour Bay Capital LLC
       5.326%, 05/16/07                                   6,151           6,110
       5.324%, 04/18/07                                   2,107           2,101
       5.319%, 04/12/07                                   2,461           2,456
   Zane Funding
       5.369%, 04/24/07                                   4,646           4,629
       5.364%, 04/17/07                                     151             150
                                                                  --------------
Total Commercial Paper
   (Cost $115,948) ($ Thousands)                                        115,948
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         53

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (C) (F) -- 7.5%

FINANCIALS -- 7.5%
   American General Finance (G)
       5.370%, 04/16/07                           $       7,136   $       7,135
   Bear Stearns EXL
       5.360%, 04/16/07                                   8,760           8,760
   Countrywide Financial MTN
       5.428%, 06/27/07                                   2,953           2,953
   Countrywide Financial MTN, Ser A
       5.440%, 05/07/07                                   7,382           7,382
   Irish Life & Permanent MTN, Ser X (G)
       5.360%, 04/23/07                                   6,545           6,545
   Islandsbanki (G)
       5.369%, 04/09/07                                   7,382           7,382
   Jackson National Life Funding (G)
       5.320%, 04/02/07                                  10,826          10,826
   Morgan Stanley EXL
       5.380%, 04/04/07                                   1,722           1,722
   Morgan Stanley EXL, Ser S
       5.340%, 04/03/07                                   2,461           2,460
   Nationwide Building Society (G)
       5.410%, 06/28/07                                   2,707           2,707
       5.349%, 04/09/07                                   4,921           4,921
   Northern Rock (G)
       5.360%, 04/03/07                                   5,069           5,069
   Premium Asset Trust, Ser 2004-10 (G)
       5.380%, 04/16/07                                   6,890           6,890
   SLM EXL, Ser S (G)
       5.320%, 04/16/07                                   5,413           5,413
   Skandinav Enskilda Bank (G)
       5.320%, 04/18/07                                   5,413           5,413
   Stanfield Victoria LLC MTN (G)
       5.445%, 06/11/07                                   4,921           4,921
                                                                  --------------
Total Corporate Obligations
   (Cost $90,499) ($ Thousands)                                          90,499
                                                                  --------------
ASSET-BACKED SECURITIES (C) (F) (G) -- 0.4%

MORTGAGE RELATED SECURITIES -- 0.4%
   Duke Funding, Ser 2004-6B, Cl A1S1
       5.430%, 04/09/07                                   3,691           3,691
   Newcastle CDO, Ser 2005-6A, Cl IM1
       5.340%, 04/24/07                                     984             984
                                                                  --------------
Total Asset-Backed Securities
   (Cost $4,675) ($ Thousands)                                            4,675
                                                                  --------------

--------------------------------------------------------------------------------
                                                        Shares/
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS** -- 7.5%
   Merrill Lynch EBP Master,
     5.100%                                             574,017   $         574
   SEI Daily Income Trust
     Prime Obligation Fund,
     Cl A, 5.180%++                                  56,248,462          56,248
   SEI Liquidity Fund LP,
     5.520%++ (C)                                    34,448,146          34,448
                                                                  --------------
Total Cash Equivalents
   (Cost $91,270) ($ Thousands)                                          91,270
                                                                  --------------
CERTIFICATES OF DEPOSIT (C) -- 0.7%
   Barclays Bank (F) (G)
       5.440%, 06/11/07                           $       2,461           2,461
   CC USA MTN (G)
       5.520%, 06/18/07                                   4,921           4,921
   Thornburg Mortgage Capital Resource
       5.309%, 04/11/07                                     612             611
                                                                  --------------
Total Certificates of Deposit
   (Cost $7,993) ($ Thousands)                                            7,993
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (E) -- 0.1%
   U.S. Treasury Bill
       5.020%, 05/24/07                                   1,655           1,643
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $1,643) ($ Thousands)                                            1,643
                                                                  --------------
MASTER NOTE (C) (E) -- 0.1%
   Bear Stearns
       5.558%, 03/31/07                                   1,476           1,476
                                                                  --------------
Total Master Note
   (Cost $1,476) ($ Thousands)                                            1,476
                                                                  --------------


--------------------------------------------------------------------------------
54         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) (H) -- 4.3%
   Barclays
     5.340%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $2,351,985
     (collateralized by a U.S.
     Government Obligation, par
     value $2,333,222, 5.600%,
     10/17/13; with total market
     value $2,398,005)                                $   2,351   $       2,351
   Deutsche Bank
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $20,420,119
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $134,594-
     $7,486,566, 0.000%-6.110%,
     05/16/07-10/15/19; with total
     market value $20,819,243)                           20,411          20,411
   Lehman Brothers
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $29,540,147
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $2,137,015-
     $3,600,323, 2.625%-10.351%,
     05/15/07-08/03/18; with total
     market value $30,117,723)                           29,527          29,527
                                                                  --------------
Total Repurchase Agreements
   (Cost $52,289) ($ Thousands)                                          52,289
                                                                  --------------
Total Investments -- 125.3%
   (Cost $1,300,703) ($ Thousands)                                $   1,518,116
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                                  NUMBER OF   EXPIRATION    APPRECIATION
CONTRACT                                 CONTRACTS         DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------

Russell 2000 Index E-MINI                      505     Jun-2007   $         570
                                                                  =============

Percentages are based on Net Assets of $1,211,546 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2007 (see Note 7). The total value of securities on loan at March 31, 2007 was $298,074 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2007 was $307,328 ($ Thousands).

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(H)   Tri-Party Repurchase Agreement.

(I) This security is traded on a foreign stock exchange. The total value of such securities as of March 31, 2007 was $11,524 and represented 0.95% of Net Assets.

(J) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2007 was $696 ($ Thousands) and represented 0.06% of Net Assets.

(K) Security considered illiquid and restricted. The total value of such securities at March 31, 2007 was $696 ($ Thousands) and represented 0.06% of Net Assets.

ADR  -- American Depositary Receipt

CDO  -- Collateralized Debt Obligation

Cl   -- Class

EXL  -- Extendable Maturity

LLC  -- Limited Liability Company

LP -- Limited Partnership

MTN  -- Medium Term Note

PIPE -- Private Investment, Public Entity

Ser  -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         55

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                            23.8%
Information Technology                21.0%
Health Care                           12.7%
Consumer Discretionary                11.0%
Industrials                           10.9%
Short-Term Investments                 8.6%
Energy                                 5.5%
Materials                              3.2%
Consumer Staples                       1.4%
Telecommunication Services             1.2%
Asset-Backed Securities                0.3%
Utilities                              0.3%
U.S. Treasury Obligation               0.1%
Warrants                               0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.3%+++

CONSUMER DISCRETIONARY -- 14.3%
   Aeropostale*                                          32,909   $       1,324
   Asbury Automotive Group                               34,593             977
   Bally Technologies (B)*                                8,300             196
   BJ's Restaurants (B)*                                 83,600           1,766
   Blockbuster, Cl A*                                    44,256             285
   Blue Nile (B)*                                        31,100           1,265
   Blyth                                                 33,320             703
   Bob Evans Farms                                       24,293             898
   Books-A-Million                                        4,965              71
   Brown Shoe                                            72,008           3,024
   Carter's*                                             25,518             647
   CEC Entertainment*                                    30,165           1,253
   Charlotte Russe Holding*                              58,713           1,695
   Charming Shoppes*                                    239,798           3,105
   Charter Communications, Cl A*                        314,340             877
   Chipotle Mexican Grill, Cl A (B)*                     45,400           2,819
   Circuit City Stores                                  109,000           2,020
   CKE Restaurants                                        7,000             132
   Coach*                                               101,800           5,095
   Coinstar*                                             14,065             440
   CROCS (B)*                                           201,780           9,534
   CSK Auto (B)*                                        124,600           2,143
   Ctrip.com International ADR                           29,550           1,979
   Deckers Outdoor (B)*                                   4,717             335
   Denny's*                                             207,810           1,018
   DeVry                                                  5,753             169
   Dick's Sporting Goods (B)*                            12,614             735
   Dover Downs Gaming & Entertainment                    58,150             749
   Dress Barn (B)*                                      163,539           3,403
   DSW, Cl A*                                             8,823             372
   Dufry South America (United Kingdom) (K)*            138,800           2,469
   Eddie Bauer Holdings (B)*                            393,800           4,478

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Focus Media Holding ADR (B)*                          20,353   $       1,597
   Gaiam, Cl A*                                         141,000           2,219
   GameStop, Cl A*                                       78,200           2,547
   Gildan Activewear*                                    36,100           2,125
   Global Sources*                                            1              --
   Gray Television                                       99,700           1,039
   GSI Commerce (B)*                                     37,253             842
   Guess?*                                               34,790           1,409
   Gymboree*                                            113,192           4,536
   Hayes Lemmerz International*                          77,083             563
   Hibbett Sports*                                      126,432           3,615
   HOT Topic*                                            89,750             996
   INVESTools*                                           32,041             445
   Jackson Hewitt Tax Service                            64,600           2,079
   Jarden*                                               33,415           1,280
   Jo-Ann Stores*                                        17,019             464
   K2*                                                   58,579             708
   Life Time Fitness (B)*                                47,600           2,447
   Lin TV, Cl A*                                         59,900             952
   LKQ (B)*                                             104,148           2,277
   Lodgenet Entertainment*                               78,448           2,410
   Luby's*                                               11,124             109
   Maidenform Brands*                                    59,722           1,378
   Marvel Entertainment (B)*                            125,009           3,469
   McCormick & Schmick's Seafood Restaurants*           125,735           3,371
   Meritage Homes (B)*                                   14,700             472
   Monarch Casino & Resort*                              18,300             476
   Morningstar*                                          16,275             840
   Mothers Work*                                          9,707             322
   National CineMedia*                                   52,519           1,402
   New Oriental Education & Technology Group ADR*        14,000             567
   Nexstar Broadcasting Group, Cl A*                     19,160             184
   Noble International                                    6,500             109
   Nutri/System (B)*                                     45,300           2,374
   O'Charleys*                                           36,894             712
   Outdoor Channel Holdings (B)*                        115,900           1,185
   Payless Shoesource*                                   31,238           1,037
   Perry Ellis International*                            34,027           1,089
   Phillips-Van Heusen                                   29,165           1,715
   Pool (B)                                              19,659             704
   Priceline.com (B)*                                    51,240           2,729
   Quiksilver (B)*                                      426,600           4,949
   Red Robin Gourmet Burgers (B)*                         5,300             206
   Regis                                                 46,300           1,869
   Retail Ventures*                                      52,717           1,110
   RRSat Global Communications Network*                  82,900           1,156
   Ruby Tuesday                                          31,100             889
   Sauer-Danfoss                                         30,620             922
   Select Comfort (B)*                                   19,100             340
   Shutterfly (B)*                                      234,800           3,766
   Snap-On                                               22,895           1,101


--------------------------------------------------------------------------------
56         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sonic Automotive, Cl A (B)                            38,780   $       1,105
   Sotheby's Holdings (B)                                44,785           1,992
   Standard Motor Products                               56,975             973
   Standard-Pacific (B)                                  50,600           1,056
   Sturm Ruger*                                          26,013             350
   Tempur-Pedic International (B)*                      153,645           3,993
   Texas Roadhouse, Cl A (B)*                            38,413             547
   Timberland, Cl A*                                     84,600           2,202
   Town Sports International Holdings*                   68,700           1,498
   Tupperware Brands                                     16,400             409
   Under Armour, Cl A (B)*                              120,947           6,205
   VistaPrint (B)*                                       18,225             698
   Volcom (B)*                                           58,800           2,020
   West Marine*                                          53,664             977
   Wet Seal, Cl A*                                      230,500           1,510
   WMS Industries (B)*                                   69,200           2,715
   Wolverine World Wide                                  40,090           1,145
   Zumiez (B)*                                           36,500           1,464
                                                                  --------------
                                                                        161,937
                                                                  --------------
CONSUMER STAPLES -- 1.8%
   Alliance One International*                          139,298           1,286
   Chattem (B)*                                          55,035           3,244
   Hain Celestial Group*                                 43,745           1,315
   Lance                                                141,000           2,854
   Mannatech (B)                                         75,300           1,209
   MGP Ingredients (B)                                   46,200             941
   Nash Finch                                            28,840             994
   NBTY (B)*                                             79,616           4,223
   Physicians Formula Holdings*                         103,600           1,956
   Premium Standard Farms                                22,631             476
   Reddy Ice Holdings                                    36,416           1,099
   USANA Health Sciences (B)*                            25,800           1,209
                                                                  --------------
                                                                         20,806
                                                                  --------------
ENERGY -- 7.2%
   Arena Resources*                                      35,235           1,766
   Arlington Tankers (B)                                101,300           2,417
   ATP Oil & Gas (B)*                                    10,700             402
   Atwood Oceanics*                                      30,400           1,784
   BA Energy (Canada) (B) (G) (I) (K)*                  145,000           1,194
   Basic Energy Services*                               108,200           2,521
   Bois d'Arc Energy*                                    24,500             324
   Bronco Drilling (B)*                                 154,800           2,565
   Cal Dive International*                              154,500           1,886
   CARBO Ceramics (B)                                    37,600           1,750
   Clayton Williams Energy*                              23,200             658
   Complete Production Services*                        173,100           3,446
   Comstock Resources (B)*                               69,900           1,914
   Core Laboratories*                                    18,270           1,532
   Delek US Holdings                                    117,000           2,238
   Denbury Resources (B)*                                25,126             749
   Dresser-Rand Group*                                   90,186           2,747

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Dril-Quip (B)*                                        52,060   $       2,253
   Encore Acquisition*                                   90,900           2,199
   Evergreen Energy (B)*                                143,600             944
   EXCO Resources (B)*                                   32,222             534
   Foundation Coal Holdings                              38,600           1,326
   Hercules Offshore (B)*                               115,800           3,041
   Infinity Bio-Energy*                                 484,123           2,580
   Input/Output (B)*                                    451,458           6,221
   Kodiak Oil & Gas*                                    170,500             890
   Lufkin Industries                                     13,400             753
   Matrix Service (B)*                                   62,300           1,260
   Meridian Resource*                                   163,540             394
   Natural Gas Services Group*                           90,200           1,278
   North American Oil Sands (Canada)
     (D) (G) (I) (K)*                                   300,000           3,121
   Oilsands Quest (B)*                                  417,500           1,440
   OPTI (Canada) (K)*                                   185,500           3,197
   Pacific Ethanol (B)*                                  20,300             346
   Penn Virginia                                          8,600             631
   Rentech (B)*                                         651,500           2,046
   Superior Energy Services*                             23,458             809
   Swift Energy*                                          5,391             225
   SXR Uranium One (Canada) (K)*                        148,549           2,050
   Synenco Energy (Canada) (D) (G) (H) (K)*              37,852             390
   Synenco Energy (Canada) (K)*                          31,600             325
   Synenco Energy, Cl A (Canada) (K)*                   159,260           1,639
   Toreador Resources (B)*                                7,900             143
   Union Drilling*                                       69,500             987
   US BioEnergy*                                        103,600           1,188
   USEC*                                                 71,380           1,160
   Vaalco Energy (B)*                                   185,400             960
   Venoco*                                               94,500           1,688
   W-H Energy Services*                                  71,700           3,351
   World Fuel Services                                   35,875           1,660
                                                                  --------------
                                                                         80,922
                                                                  --------------
FINANCIALS -- 10.0%
   Acadia Realty Trust+                                  72,600           1,893
   Advance America Cash Advance Centers                  30,000             462
   Affiliated Managers Group (B)*                        31,136           3,374
   American Home Mortgage Investment+ (B)               110,300           2,977
   Amerisafe*                                           146,973           2,770
   Asta Funding (B)                                      26,000           1,123
   Bankunited Financial, Cl A                            32,051             680
   BFC Financial, Cl A*                                  13,245              58
   Canaccord Capital (Canada) (K)                       148,400           2,845
   Cascade Bancorp (B)                                   32,412             841
   Cash America International                            47,569           1,950
   Castlepoint Holdings*                                 60,900             996
   Center Financial                                      44,300             876


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         57

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CoBiz                                                 31,400   $         625
   Cohen & Steers (B)                                     4,700             202
   Community Bancorp*                                     5,800             178
   Corus Bankshares                                      35,507             606
   Cowen Group*                                          22,467             374
   Delphi Financial Group, Cl A (B)                      71,925           2,894
   Dollar Financial*                                     77,500           1,961
   Dundee (Canada)+ (K)                                  64,500           2,220
   Dundee Wealth Management (Canada) (K)                144,391           1,984
   Dundee Wealth Management (Canada) (K)                 14,600             201
   Entertainment Properties Trust+                        7,132             430
   Evercore Partners, Cl A                               23,400             730
   Ezcorp, Cl A (B)*                                     98,700           1,454
   FelCor Lodging Trust+                                109,400           2,841
   First Cash Financial Services (B)*                   151,400           3,373
   First Mercury Financial*                              49,500           1,017
   First Regional Bancorp*                               12,100             359
   FirstFed Financial (B)*                               49,967           2,840
   Glacier Bancorp                                       33,518             806
   Gluskin Sheff + Associates (Canada) (H) (K)           83,000           1,424
   Gluskin Sheff + Associates (Canada) (K)*              36,300             623
   GMP Capital Trust (Canada) (K)*                       59,600           1,112
   Greenhill (B)                                         27,400           1,682
   Grubb & Ellis Realty Advisors*                       382,900           2,431
   HCC Insurance Holdings                                38,900           1,198
   Hersha Hospitality Trust+                            200,500           2,362
   HFF, Cl A*                                            23,400             351
   Highbury Financial (B)*                               38,500             220
   Highbury Financial Units*                            115,400             936
   Intervest Bancshares*                                 13,600             390
   Investment Technology Group*                          27,500           1,078
   ITLA Capital                                           1,213              63
   JER Investors Trust+                                  27,000             514
   Kansas City Life Insurance                            20,300             913
   KBW*                                                   6,700             233
   Meruelo Maddux Properties*                           165,800           1,451
   MFA Mortgage Investments+                            245,400           1,890
   Midwest Banc Holdings (B)                             70,700           1,252
   Move*                                                389,000           2,155
   Nara Bancorp                                          52,000             910
   NASDAQ Stock Market*                                 190,700           5,608
   NewStar Financial*                                    69,500           1,165
   NNN Realty Advisors (I)                              241,000           2,434
   Ocwen Financial*                                      53,261             685
   Omega Healthcare Investors+                           38,800             665
   optionsXpress Holdings                                70,800           1,667
   Penson Worldwide*                                     47,000           1,419
   PFF Bancorp                                           55,260           1,676
   Philadelphia Consolidated Holding*                    24,465           1,076
   Piper Jaffray*                                         9,200             570

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Platinum Underwriters Holdings                        55,660   $       1,786
   PMI Group                                              1,325              60
   Portfolio Recovery Associates (B)*                    59,100           2,639
   Preferred Bank                                        13,950             547
   Premierwest Bancorp (B)                                5,895              80
   PrivateBancorp (B)                                     4,000             146
   RAIT Financial Trust+                                 83,000           2,319
   Redwood Trust+                                         7,069             369
   Resource Capital+                                     72,100           1,164
   Signature Bank (B)*                                   60,000           1,952
   Smithtown Bancorp                                      8,690             226
   Sterling Financial, Washington Shares                 32,200           1,004
   Suffolk Bancorp                                        6,200             200
   SVB Financial Group (B)*                              25,700           1,249
   Taylor Capital Group                                   9,633             337
   Thomas Weisel Partners Group (B)*                    110,200           2,096
   Tower Group                                           43,720           1,409
   TradeStation Group*                                  114,300           1,439
   Triad Guaranty*                                       14,535             602
   UCBH Holdings (B)                                     45,700             851
   United Fire & Casualty                                49,400           1,735
   United Security Bancshares (B)                         7,300             139
   Virginia Commerce Bancorp (B)*                        19,400             420
   Wilshire Bancorp                                      44,300             726
   Winthrop Realty Trust+                               202,500           1,338
   World Acceptance (B)*                                 42,094           1,682
   WSB Financial Group*                                  22,700             409
                                                                  --------------
                                                                        113,017
                                                                  --------------
HEALTH CARE -- 16.5%
   3SBio ADR*                                            78,300             863
   Acadia Pharmaceuticals (B)*                           47,000             706
   Adams Respiratory Therapeutics (B)*                    9,970             335
   Advanced Magnetics (B)*                               14,102             850
   Affymetrix (B)*                                      158,914           4,779
   Albany Molecular Research*                            59,440             586
   Alexion Pharmaceuticals*                                 200               9
   Align Technology (B)*                                116,200           1,843
   Alkermes*                                            293,552           4,532
   Alliance Imaging*                                    300,500           2,623
   Alnylam Pharmaceuticals (B)*                           5,100              92
   Alpharma, Cl A                                         2,430              59
   Amedisys (B)*                                         39,430           1,279
   American Dental Partners*                             38,154             829
   American Medical Systems Holdings*                    17,000             360
   AMERIGROUP (B)*                                       62,150           1,889
   AMN Healthcare Services*                             147,010           3,325
   Amsurg (B)*                                           78,500           1,922
   Anesiva*                                              22,100             153
   Applera - Celera Group*                               87,800           1,247
   Apria Healthcare Group*                              122,981           3,966
   Arena Pharmaceuticals (B)*                           145,600           1,581
   Ariad Pharmaceuticals (B)*                           344,900           1,549


--------------------------------------------------------------------------------
58         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Array Biopharma (B)*                                  81,500   $       1,035
   Arrow International                                   25,826             831
   BioMarin Pharmaceuticals*                            102,577           1,770
   Biosite (B)*                                          45,700           3,837
   Bradley Pharmaceuticals*                              45,502             873
   Bruker BioSciences*                                    7,900              83
   Cell Genesys (B)*                                    447,200           1,878
   Centene*                                              24,300             510
   Cephalon (B)*                                        112,000           7,976
   Computer Programs & Systems                           17,017             456
   Conceptus (B)*                                       110,700           2,214
   Conmed*                                               20,476             599
   Corvel*                                               27,227             824
   Cubist Pharmaceuticals (B)*                          277,432           6,123
   Cutera*                                               29,762           1,077
   CV Therapeutics (B)*                                 535,100           4,211
   Cynosure, Cl A*                                       53,654           1,548
   Cypress Bioscience*                                   76,179             579
   Digene*                                               92,495           3,923
   Diversa (B)*                                          29,100             227
   DJO (B)*                                              19,795             750
   Emageon (B)*                                         139,300           1,532
   Emergency Medical Services, Cl A*                     33,968           1,001
   Encysive Pharmaceuticals (B)*                        390,400           1,058
   Enzon Pharmaceuticals (B)*                            73,700             601
   Exelixis (B)*                                        286,621           2,849
   Five Star Quality Care (B)*                          190,500           1,958
   Foxhollow Technologies (B)*                           18,000             376
   Healthspring*                                         46,728           1,100
   HealthTronics*                                        15,243              82
   Healthways*                                           25,147           1,176
   Hologic (B)*                                          25,620           1,477
   Home Diagnostics*                                    148,700           1,606
   Human Genome Sciences (B)*                           183,620           1,950
   Illumina (B)*                                         37,713           1,105
   Immunomedics (B)*                                    351,727           1,611
   Incyte (B)*                                          332,000           2,188
   Inverness Medical Innovations (B)*                    28,405           1,244
   Isis Pharmaceuticals (B)*                             54,305             503
   Ista Pharmaceuticals (B)*                            195,900           1,659
   Kendle International*                                 31,260           1,110
   Kensey Nash*                                           8,000             244
   Keryx Biopharmaceuticals*                            112,000           1,178
   KV Pharmaceutical, Cl A (B)*                          17,200             425
   Landauer                                              16,040             810
   LeMaitre Vascular*                                    68,100             439
   Lifecell (B)*                                         36,399             909
   Luminex*                                              44,600             612
   Martek Biosciences (B)*                               14,700             303
   Medarex (B)*                                         620,900           8,034
   Medcath*                                              35,160             960
   Medicines*                                            81,700           2,049

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Medicis Pharmaceutical, Cl A (B)                      35,210   $       1,085
   Mentor (B)                                            79,676           3,665
   Metabolix*                                           127,500           2,120
   MGI Pharma (B)*                                       43,500             977
   Micrus Endovascular*                                  76,600           1,826
   Momenta Pharmaceuticals (B)*                          27,357             355
   Myriad Genetics (B)*                                  77,438           2,669
   Nastech Pharmaceutical (B)*                           22,300             241
   National Healthcare                                      406              21
   Noven Pharmaceuticals*                               160,543           3,725
   NuVasive*                                             10,412             247
   Odyssey HealthCare*                                  170,000           2,232
   Option Care (B)                                      152,700           2,031
   OraSure Technologies*                                 88,900             653
   OSI Pharmaceuticals (B)*                              30,100             993
   Panacos Pharmaceuticals (B)*                         106,539             493
   PDL BioPharma (B)*                                   108,000           2,344
   Penwest Pharmaceuticals (B)*                         119,800           1,208
   PharmaNet Development Group*                          22,461             584
   PolyMedica (B)                                        60,900           2,578
   Pozen*                                                34,700             512
   Profarma Distribuidora de Produtos
     Farmaceuticos (Brazil) (K)*                        112,400           1,846
   Progenics Pharmaceuticals*                            27,700             656
   Psychiatric Solutions*                                43,575           1,757
   Quidel*                                               86,500           1,038
   Regeneron Pharmaceuticals*                            89,640           1,938
   Salix Pharmaceuticals*                                 2,500              32
   Savient Pharmaceuticals*                              41,443             498
   Sciele Pharma (B)*                                   193,068           4,572
   Senomyx*                                              17,621             218
   Sirona Dental Systems (B)*                            60,400           2,081
   Somanetics (B)*                                       27,400             546
   Spectranetics (B)*                                    93,345             999
   Sun Healthcare Group*                                 44,100             545
   SurModics (B)*                                        68,400           2,462
   Symbion*                                             109,300           2,143
   Taro Pharmaceuticals Industries*                      88,900             671
   Tercica (B)*                                         132,400             776
   Theravance*                                           18,490             545
   Trimeris (B)*                                         65,100             448
   United Therapeutics (B)*                              74,000           3,980
   ViaCell*                                              77,161             421
   Viropharma*                                           44,400             637
   Vital Images*                                         29,680             987
   Volcano*                                              62,375           1,123
   Watson Pharmaceuticals*                               25,658             678
   WellCare Health Plans*                                 2,535             216
   West Pharmaceutical Services                          85,598           3,974
   Zoll Medical (B)*                                     63,592           1,695
                                                                  --------------
                                                                        186,891
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 14.1%
   ABX Air (B)*                                         109,600   $         751
   ACCO Brands*                                           4,400             106
   Aceto                                                 30,981             245
   Active Power*                                        229,900             446
   Acuity Brands                                         82,420           4,487
   Advisory Board*                                       58,362           2,954
   Airtran Holdings (B)*                                 67,476             693
   American Commercial Lines (B)*                       103,670           3,260
   American Reprographics (B)*                           78,412           2,414
   American Science & Engineering (B)*                   36,200           1,907
   American Woodmark (B)                                 61,604           2,265
   Ameron International                                  10,868             716
   Angelica                                               2,897              80
   Apogee Enterprises                                    53,113           1,064
   Applied Industrial Technologies                       36,478             895
   Aries Maritime Transport                              37,100             305
   Armor Holdings*                                       32,500           2,188
   Basin Water (B)*                                     193,500           1,329
   BE Aerospace (B)*                                    145,475           4,612
   Blount International*                                100,500           1,251
   Builders FirstSource (B)*                             23,000             370
   Ceradyne (B)*                                        102,350           5,603
   Chart Industries*                                     74,400           1,351
   Chicago Bridge & Iron                                100,643           3,095
   Clean Harbors*                                        52,700           2,383
   Comfort Systems USA                                   24,700             296
   COMSYS IT Partners*                                  103,549           2,061
   Consolidated Graphics*                                37,700           2,792
   Continental Airlines, Cl B*                           21,884             796
   Corrections of America*                               23,185           1,224
   CoStar Group*                                         13,599             608
   CRA International*                                    31,943           1,667
   Deluxe                                                 5,402             181
   Dynamex*                                               2,000              51
   Dynamic Materials (B)                                127,800           4,182
   ESCO Technologies (B)*                                46,500           2,084
   Evergreen Solar (B)*                                  66,800             651
   ExpressJet Holdings*                                 159,888             934
   First Consulting Group*                                6,013              55
   Flint Energy Services (Canada) (K)*                   95,500           2,069
   Force Protection (D) (G) (I)*                        201,900           3,409
   Freightcar America (B)                                54,664           2,633
   Fuel Tech*                                             9,983             246
   Gardner Denver*                                       25,361             884
   General Cable (B)*                                   117,866           6,298
   Geo Group*                                            27,735           1,257
   Goodman Global*                                      130,700           2,303
   GrafTech International*                              593,748           5,391
   Granite Construction                                  38,687           2,138
   Grupo Aeroportuario del Sureste ADR                   49,500           2,337
   H&E Equipment Services*                               96,900           2,083
   Heico, Cl A                                           30,107             944
   Heidrick & Struggles International*                    8,500             412

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Herman Miller                                         53,845   $       1,803
   Hexcel (B)*                                           63,000           1,251
   Horizon Lines, Cl A                                   46,619           1,530
   HUB Group, Cl A*                                     135,878           3,939
   ICT Group*                                            19,400             339
   IHS, Cl A*                                            30,023           1,234
   II-VI*                                                60,855           2,060
   Infrasource Services*                                 38,925           1,188
   Innerworkings (B)*                                    72,527             856
   Insteel Industries                                     8,800             148
   Interface, Cl A (B)*                                  15,300             245
   John H. Harland                                       20,872           1,069
   Kenexa (B)*                                           48,204           1,501
   Kennametal                                            16,453           1,112
   Kforce*                                               31,400             432
   Knight Transportation (B)                            106,425           1,896
   Knoll                                                144,700           3,448
   Korn/Ferry International*                             26,770             614
   Labor Ready*                                           6,400             122
   Lamson & Sessions (B)*                                26,500             736
   Layne Christensen*                                    59,100           2,152
   Lincoln Electric Holdings                             56,000           3,335
   Lydall*                                               56,757             902
   Mcgrath Rentcorp                                      16,300             516
   Middleby*                                             10,085           1,330
   NACCO Industries, Cl A                                 5,536             761
   NCI Building Systems (B)*                             94,900           4,531
   Nordson                                               12,200             567
   Orbital Sciences*                                     66,926           1,254
   PAM Transportation Services*                          16,600             342
   Perini*                                                4,700             173
   Power-One (B)*                                        69,120             395
   Quanta Services (B)*                                  66,740           1,683
   RBC Bearings*                                         48,445           1,620
   Regal-Beloit                                           9,900             459
   Robbins & Myers                                       19,957             744
   Saia*                                                  7,777             185
   Simpson Manufacturing (B)                             59,800           1,844
   Standard Parking*                                      1,900              67
   Standard Register                                      6,308              80
   Steelcase, Cl A                                       43,841             872
   TAL International Group                              118,200           2,837
   Taleo, Cl A*                                          26,775             444
   Tecnisa (Brazil) (K)*                                280,100           1,472
   Tredegar                                              41,922             955
   United Rentals (B)*                                   63,800           1,754
   Volt Information Sciences*                             8,239             216
   Wabtec                                                39,609           1,366
   Waste Industries USA                                   9,400             258
   Watson Wyatt Worldwide, Cl A                          76,460           3,720
   Williams Scotsman International*                     153,800           3,024
                                                                  --------------
                                                                        160,137
                                                                  --------------


--------------------------------------------------------------------------------
60         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 27.3%
   24/7 Real Media (B)*                                 329,400   $       2,645
   Adaptec*                                             411,200           1,591
   Advanced Energy Industries*                          105,872           2,228
   Advent Software*                                      38,100           1,329
   Akamai Technologies (B)*                              56,800           2,835
   Allot Communications*                                174,373           1,595
   AMIS Holdings*                                        98,100           1,074
   Amkor Technology (B)*                                330,059           4,119
   Anadigics (B)*                                        54,112             640
   Ansoft*                                               51,520           1,630
   aQuantive (B)*                                       256,868           7,169
   Arris Group*                                         214,936           3,026
   Art Technology Group (B)*                            217,212             504
   AsiaInfo Holdings*                                   123,890             851
   Asyst Technologies*                                  378,900           2,664
   ATMI*                                                 44,823           1,370
   Blackbaud                                             35,996             879
   Blackboard (B)*                                       34,222           1,151
   Brooks Automation (B)*                               257,900           4,423
   C-COR*                                                72,519           1,005
   Captaris*                                            117,655             681
   CMGI*                                                660,198           1,400
   CNET Networks*                                       308,800           2,690
   Cogent (B)*                                          123,400           1,660
   Color Kinetics (B)*                                   22,900             445
   CommScope (B)*                                        73,135           3,137
   Commvault Systems (B)*                                88,200           1,429
   Comtech Group (B)*                                    79,485           1,389
   Concur Technologies (B)*                              59,630           1,041
   Convergys*                                            33,519             852
   Covansys*                                             34,752             858
   CPI International*                                    11,800             227
   Cray*                                                175,254           2,417
   Credence Systems*                                    256,115             848
   CSG Systems International (B)*                       144,455           3,614
   CTS                                                   69,547             961
   Cymer (B)*                                            76,721           3,188
   Daktronics (B)                                        25,376             696
   DealerTrack Holdings*                                113,818           3,496
   Digimarc*                                            168,022           1,699
   Digital River (B)*                                    14,800             818
   Diodes (B)*                                           18,447             643
   eCollege.com (B)*                                     37,384             671
   EFJ*                                                 123,700             661
   Emergis (Canada) (K)*                                426,800           2,353
   EMS Technologies*                                     38,700             746
   Emulex*                                               89,700           1,641
   EPIQ Systems (B)*                                     76,800           1,565
   Equinix*                                               7,923             678
   Euronet Worldwide (B)*                                91,624           2,461
   Factset Research Systems                              20,470           1,287
   Fair Isaac                                            27,040           1,046
   Formfactor (B)*                                       34,250           1,533

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Forrester Research*                                   29,015   $         823
   Genesis Microchip*                                    77,585             721
   Greenfield Online*                                    66,663           1,060
   Heartland Payment Systems (B)                         35,400             837
   Hittite Microwave*                                    31,865           1,280
   Hutchinson Technology*                               108,800           2,540
   i2 Technologies (B)*                                  79,573           1,910
   i2 Technologies*                                       4,229             101
   Imation                                               50,200           2,027
   Immersion*                                           534,100           4,818
   Informatica (B)*                                     148,500           1,994
   infoUSA                                               83,400             802
   Interdigital Communications (B)*                      92,800           2,939
   Internap Network Services*                            31,003             488
   Interwoven*                                           64,001           1,082
   Intevac*                                             141,825           3,740
   IPG Photonics (B)*                                    30,400             584
   Isilon Systems (B)*                                   89,400           1,446
   Itron (B)*                                            40,800           2,654
   JA Solar Holdings ADR*                                28,635             518
   Jack Henry & Associates                               91,200           2,193
   JDA Software Group*                                  177,300           2,665
   Jupitermedia (B)*                                    270,600           1,791
   Knot*                                                 52,200           1,124
   Komag (B)*                                            79,400           2,599
   Lattice Semiconductor*                               822,200           4,810
   Lightbridge*                                          63,347           1,113
   Lionbridge Technologies*                             339,900           1,730
   Liquidity Services*                                  142,534           2,415
   Littelfuse*                                           86,840           3,526
   LoJack*                                               51,200             972
   LoopNet*                                              53,356             912
   LTX*                                                 192,765           1,180
   Macrovision (B)*                                      86,700           2,172
   Magma Design Automation*                             100,320           1,200
   Manhattan Associates*                                 76,306           2,093
   Mapinfo*                                               6,452             130
   Marchex, Cl B (B)                                    439,547           6,734
   Mastec*                                               73,900             814
   Mattson Technology*                                   22,800             207
   MAXIMUS                                               61,000           2,103
   Mentor Graphics*                                      47,169             771
   Methode Electronics                                   59,821             884
   Microsemi (B)*                                       274,363           5,709
   MicroStrategy, Cl A (B)*                              32,389           4,094
   MIPS Technologies*                                   180,000           1,607
   Navisite*                                            216,100           1,299
   Net 1 UEPS Technologies (B)*                          40,144             999
   Netgear (B)*                                          42,910           1,224
   Netlogic Microsystems (B)*                            23,887             636
   Netscout Systems*                                     18,174             164
   Novatel*                                              19,200             712
   Novatel Wireless (B)*                                 98,000           1,572
   Novellus Systems*                                     26,613             852


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         61

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Nuance Communications (B)*                           141,366   $       2,164
   Omniture (B)*                                         57,570           1,049
   ON Semiconductor (B)*                                312,200           2,785
   Online Resources (B)*                                 77,600             890
   Opsware (B)*                                         155,000           1,124
   OSI Systems (B)*                                      93,900           2,483
   Packeteer*                                            39,900             496
   Palm (B)*                                            129,900           2,355
   Park Electrochemical                                  18,300             496
   Parkervision (B)*                                    181,300           2,395
   PC Connection*                                        68,900             985
   PDF Solutions*                                        22,000             248
   Perficient*                                           92,727           1,834
   Photon Dynamics*                                      80,598           1,016
   Pixelworks*                                          413,250             682
   Plexus*                                                6,200             106
   PLX Technology (B)*                                  248,461           2,420
   PMC - Sierra (B)*                                    312,200           2,189
   Polycom (B)*                                         353,285          11,775
   Power Integrations*                                   64,712           1,466
   Powerwave Technologies (B)*                          370,300           2,107
   Presstek (B)*                                         73,522             445
   Quality Systems (B)*                                  47,851           1,914
   Radyne*                                               19,700             180
   Red Hat (B)*                                         347,300           7,964
   RF Micro Devices (B)*                              1,023,000           6,373
   RightNow Technologies (B)*                            35,419             580
   Rudolph Technologies (B)*                             74,900           1,306
   Seachange International*                             169,100           1,376
   Secure Computing*                                    200,300           1,542
   Sigma Designs (B)*                                    23,252             611
   Silicon Image*                                         9,074              74
   Silicon Motion Technology ADR*                        53,860           1,213
   Silicon Storage Technology*                          188,308             928
   Sina*                                                 52,596           1,768
   Sirf Technology Holdings (B)*                         77,093           2,140
   Skyworks Solutions (B)*                              507,566           2,918
   Smith Micro Software (B)*                             78,380           1,460
   Sonus Networks (B)*                                   96,944             782
   Sourcefire (B)*                                       79,500           1,402
   Spatialight (B)*                                       3,000               1
   Spatialight (D) (G) (I)*                             100,000              38
   Spatialight PIPE (I)*                                  8,667               3
   Spatialight PIPE (D) (G) (I)*                        110,000              38
   Staktek Holdings*                                     45,064             146
   Stratasys (B)*                                        15,185             649
   Sunpower, Cl A (B)*                                   22,926           1,043
   Switch & Data Facilities (B)*                         74,000           1,341
   Sybase (B)*                                          117,747           2,977
   Symmetricom (B)*                                     245,013           2,034
   Synchronoss Technologies*                             76,520           1,331
   TAC Acquisition*                                     293,800              --
   Tessera Technologies (B)*                             48,500           1,927
   THQ (B)*                                              67,800           2,318

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   TIBCO Software (B)*                                  123,900   $       1,056
   TNS                                                   41,000             660
   Transaction Systems Architects*                       26,611             862
   Trident Microsystems (B)*                             91,000           1,825
   Triquint Semiconductor (B)*                          654,100           3,270
   TTM Technologies*                                     33,800             322
   Universal Display (B)*                               121,200           1,829
   Valueclick*                                           90,523           2,365
   Varian Semiconductor Equipment Associates (B)*       103,000           5,498
   Vasco Data Security International (B)*                95,455           1,706
   VeriFone Holdings (B)*                               102,125           3,751
   Viasat*                                               39,490           1,302
   Vignette*                                             51,389             954
   Volterra Semiconductor (B)*                           29,400             384
   WebSideStory (B)*                                      9,100             118
   Westell Technologies, Cl A*                           38,870              84
   Wind River Systems*                                  413,800           4,113
   Wright Express (B)*                                   58,100           1,762
                                                                  --------------
                                                                        308,677
                                                                  --------------
MATERIALS -- 4.2%
   ADA-ES (B)*                                           28,700             395
   AK Steel Holding*                                     70,000           1,637
   Brush Engineered Materials*                           31,530           1,528
   Buckeye Technologies*                                 72,015             935
   Carpenter Technology                                  15,500           1,872
   Chaparral Steel                                       21,809           1,269
   Cleveland-Cliffs (B)                                 100,016           6,402
   First Quantum Minerals (Canada) (K)*                  46,900           3,126
   Grande Cache Coal (Canada) (K)*                      339,700             162
   Graphic Packaging*                                   184,854             876
   Greif, Cl A                                           14,575           1,619
   Haynes International*                                 25,100           1,831
   Headwaters (B)*                                       57,800           1,263
   Hercules*                                            215,935           4,219
   Innospec                                              20,624           1,189
   Metal Management                                      32,210           1,488
   Myers Industries                                      46,500             869
   Neenah Paper                                          34,300           1,363
   NN                                                    11,600             145
   Pioneer*                                              11,515             318
   Rock-Tenn, Cl A                                       32,821           1,090
   Schnitzer Steel Industries, Cl A (B)                  61,800           2,483
   Schweitzer-Mauduit International                      32,059             797
   Sherritt International (Canada) (K)                  212,500           3,065
   Spartech                                              32,627             957
   Steel Dynamics                                        49,200           2,125
   Symyx Technologies*                                  129,700           2,298
   Wheeling-Pittsburgh*                                  97,500           2,310
                                                                  --------------
                                                                         47,631
                                                                  --------------


--------------------------------------------------------------------------------
62         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.6%
   Aruba Networks*                                       25,400   $         373
   Atlantic Tele-Network                                  4,400             115
   BigBand Networks (B)*                                131,000           2,359
   Cbeyond (B)*                                          48,610           1,426
   Centennial Communications*                            53,400             439
   Cincinnati Bell*                                     181,087             851
   CT Communications                                     41,466             999
   Dobson Communications, Cl A*                          50,000             430
   Fairpoint Communications                             113,500           2,180
   NeuStar, Cl A (B)*                                    35,929           1,022
   NTELOS Holdings                                       30,300             582
   PAETEC Holdings*                                      95,489           1,001
   SBA Communications, Cl A (B)*                        108,870           3,217
   SureWest Communications                                2,831              70
   Syniverse Holdings*                                   94,100             992
   Time Warner Telecom, Cl A (B)*                        38,935             809
   USA Mobility                                          32,860             655
                                                                  --------------
                                                                         17,520
                                                                  --------------
UTILITIES -- 0.3%
   Avista                                                30,898             749
   Ormat Technologies (B)                                54,900           2,303
   Westar Energy                                         31,759             874
                                                                  --------------
                                                                          3,926
                                                                  --------------
Total Common Stock
   (Cost $984,890) ($ Thousands)                                      1,101,464
                                                                  --------------

                                                      Number of
                                                       Warrants
                                                     -----------
WARRANTS -- 0.1%
   Infinity Bio-Energy, Expires 05/23/10*               968,246             658
   Parkervision (D) (G) (I) (L)*                         17,500              81
                                                                  --------------
Total Warrants
   (Cost $502) ($ Thousands)                                                739
                                                                  --------------
COMMERCIAL PAPER (C) (E) -- 11.3%

FINANCIALS -- 11.3%
   Adirondack, Ser 2005-2
       5.319%, 04/24/07                            $      5,424           5,405
   Brahms Funding
       5.314%, 05/14/07                                   6,701           6,658
       5.313%, 04/16/07                                   4,881           4,870
   Buckingham CDO I LLC
       5.320%, 04/25/07                                   5,016           4,997
   Buckingham CDO II LLC
       5.318%, 04/23/07                                   6,237           6,216
   Buckingham CDO III LLC
       5.320%, 04/26/07                                   5,570           5,549

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Citius I Funding
       5.320%, 04/26/07                            $      2,170   $       2,161
   Citius II Funding LLC
       5.292%, 04/02/07                                   5,424           5,422
   Davis Square Funding
       5.310%, 04/13/07                                  11,932          11,910
   Elysian Funding LLC
       5.353%, 04/23/07                                   1,953           1,946
   Georgetown Funding
       5.316%, 04/20/07                                  13,180          13,141
   KKR Pacific Funding Trust
       5.341%, 04/27/07                                   5,424           5,402
   Mica Funding LLC
       5.316%, 04/20/07                                   5,656           5,639
       5.313%, 04/16/07                                   2,712           2,706
       5.310%, 04/19/07                                   1,756           1,751
       5.294%, 04/05/07                                   5,858           5,854
   Rhineland Funding Capital
       5.354%, 04/30/07                                     522             519
       5.332%, 06/06/07                                   1,994           1,974
       5.315%, 05/15/07                                   5,782           5,744
       5.314%, 05/14/07                                   2,308           2,293
   Thornburg Mortgage Capital Resource
       5.313%, 04/16/07                                   1,380           1,377
       5.310%, 04/13/07                                   1,302           1,299
       5.309%, 04/12/07                                   2,712           2,707
       5.298%, 04/10/07                                   5,234           5,226
   Valour Bay Capital LLC
       5.326%, 05/16/07                                   6,780           6,734
       5.324%, 04/18/07                                   2,322           2,316
       5.319%, 04/12/07                                   2,712           2,707
   Zane Funding
       5.369%, 04/24/07                                   5,120           5,102
       5.364%, 04/17/07                                     166             166
                                                                  --------------
Total Commercial Paper
   (Cost $127,791) ($ Thousands)                                        127,791
                                                                  --------------
CORPORATE OBLIGATIONS (C) (F) -- 8.8%

FINANCIALS -- 8.8%
   American General Finance (H)
       5.370%, 04/16/07                                   7,865           7,864
   Bear Stearns EXL
       5.360%, 04/16/07                                   9,654           9,654
   Countrywide Financial MTN
       5.428%, 06/27/07                                   3,254           3,254
   Countrywide Financial MTN, Ser A
       5.440%, 05/07/07                                   8,136           8,136
   Irish Life & Permanent MTN, Ser X (H)
       5.360%, 04/23/07                                   7,214           7,213
   Islandsbanki (H)
       5.369%, 04/09/07                                   8,136           8,136


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         63

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Jackson National Life Funding (H)
       5.320%, 04/02/07                           $      11,933   $      11,933
   Morgan Stanley EXL
       5.380%, 04/04/07                                   1,898           1,898
   Morgan Stanley EXL, Ser S
       5.340%, 04/03/07                                   2,712           2,712
   Nationwide Building Society (H)
       5.410%, 06/28/07                                   2,983           2,983
       5.349%, 04/09/07                                   5,424           5,424
   Northern Rock (H)
       5.360%, 04/03/07                                   5,587           5,587
   Premium Asset Trust, Ser 2004-10 (H)
       5.380%, 04/16/07                                   7,593           7,593
   SLM EXL, Ser S (H)
       5.320%, 04/16/07                                   5,966           5,966
   Skandinav Enskilda Bank (H)
       5.320%, 04/18/07                                   5,966           5,966
   Stanfield Victoria LLC MTN (H)
       5.445%, 06/11/07                                   5,424           5,424
                                                                  --------------
Total Corporate Obligations
   (Cost $99,743) ($ Thousands)                                          99,743
                                                                  --------------
ASSET-BACKED SECURITIES (C) (F) (H) -- 0.4%

MORTGAGE RELATED SECURITIES -- 0.4%
   Duke Funding, Ser 2004-6B, Cl A1S1
       5.430%, 04/09/07                                   4,068           4,068
   Newcastle CDO, Ser 2005-6A, Cl IM1
       5.340%, 04/24/07                                   1,085           1,084
                                                                  --------------
Total Asset-Backed Securities
   (Cost $5,152) ($ Thousands)                                            5,152
                                                                  --------------
CASH EQUIVALENTS** -- 6.1%
   Merrill Lynch EBP Master, 5.100%                   1,871,461           1,871
   SEI Daily Income Trust
     Prime Obligation Fund,
     Cl A, 5.180%++                                  28,863,511          28,864
   SEI Liquidity Fund LP,
     5.520%++ (C)                                    37,966,745          37,967
                                                                  --------------
Total Cash Equivalents
   (Cost $68,702) ($ Thousands)                                          68,702
                                                                  --------------
CERTIFICATES OF DEPOSIT (C) -- 0.8%
   Barclays Bank (F) (H)
       5.440%, 06/11/07                                   2,712           2,712
   CC USA MTN (H)
       5.520%, 06/18/07                                   5,424           5,424
   Thornburg Mortgage Capital Resource
       5.309%, 04/11/07                                     674             673
                                                                  --------------
Total Certificates of Deposit
   (Cost $8,809) ($ Thousands)                                            8,809
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MASTER NOTE (C) (E) -- 0.1%
   Bear Stearns
       5.558%, 03/31/07                           $       1,627   $       1,627
                                                                  --------------
Total Master Note
   (Cost $1,627) ($ Thousands)                                            1,627
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (E) -- 0.1%
   U.S. Treasury Bill
       5.035%, 05/24/07                                     855             849
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $849) ($ Thousands)                                                849
                                                                  --------------
REPURCHASE AGREEMENTS (C) (J) -- 5.1%
   Barclays
     5.340%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $2,592,221
     (collateralized by a U.S.
     Government Obligation, par
     value $2,571,542, 5.600%,
     10/17/13; with total market
     value $2,642,942)                                    2,591           2,591
   Deutsche Bank
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $22,505,868
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $148,341-
     $8,251,258, 0.000%-6.110%,
     05/16/07-10/15/19; with total
     market value $22,945,759)                           22,496          22,496
   Lehman Brothers
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $32,557,433
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $2,355,294-
     $3,968,067, 2.625%-10.351%,
     05/15/07-08/03/18; with total
     market value $33,194,004)                           32,543          32,543
                                                                  --------------
Total Repurchase Agreements
   (Cost $57,630) ($ Thousands)                                          57,630
                                                                  --------------
Total Investments -- 130.1%
   (Cost $1,355,695) ($ Thousands)                                $   1,472,506
                                                                  ==============


--------------------------------------------------------------------------------
64         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                    UNREALIZED
TYPE OF                         NUMBER OF       EXPIRATION        APPRECIATION
CONTRACT                        CONTRACTS             DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI             260         Jun-2007            $    564
                                                                      ========

Percentages are based on Net Assets of $1,132,188 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2007 (see Note 7). The total value of securities on loan at March 31, 2007 was $328,866 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2007 was $338,719 ($ Thousands).

(D) This security considered restricted. The total value of such securities as of March 31, 2007 was $8,271 ($ Thousands) and represented 0.73% of Net Assets.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(G) Securities considered illiquid. The total value of such securities as of March 31, 2007 was $8,271 ($ Thousands) and represented 0.73% of Net Assets.

(H) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(I) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2007 was $10,315 ($ Thousands) and represented 0.91% of Net Assets.

(J)   Tri-Party Repurchase Agreement.

(K) This security is traded on a foreign stock exchange. The total value of such securities as of March 31, 2007 was $38,887 and represented 3.43% of Net Assets.

(L)   This warrant does not have a strike price or expiration date.

ADR -- American Depositary Receipt

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

LP -- Limited Partnership

MTN -- Medium Term Note

PIPE -- Private Investment, Publilc Entity

Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         65

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Short-Term Investments          28.7%
Information Technology          14.3%
Financials                      12.8%
Consumer Discretionary          10.9%
Industrials                      9.8%
Health Care                      8.1%
Energy                           4.2%
Materials                        4.1%
Utilities                        3.5%
Consumer Staples                 2.5%
Telecommunication Services       1.0%
U.S. Treasury Obligation         0.1%
Warrants                         0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.1%

CONSUMER DISCRETIONARY -- 14.7%
   99 Cents Only Stores*                                  3,500   $          52
   Aaron Rents                                            1,200              32
   Abercrombie & Fitch, Cl A                              2,399             182
   Advance Auto Parts                                     8,300             320
   Aeropostale*                                           1,000              40
   Amazon.com*                                            4,675             186
   American Eagle Outfitters                              2,850              85
   American Greetings, Cl A                              19,200             446
   AnnTaylor Stores*                                     17,300             671
   Applebee's International                               1,900              47
   Arbitron                                                 800              38
   ArvinMeritor                                          20,012             365
   Autoliv                                               17,900           1,022
   Autonation*                                           10,115             215
   Bally Technologies (B)*                                3,600              85
   Bandag (B)                                             2,100             106
   Barnes & Noble                                        25,283             997
   Beazer Homes USA (B)                                   6,200             180
   Bebe Stores                                            1,700              30
   Belo, Cl A                                            16,800             314
   Big Lots (B)*                                         12,162             380
   Black & Decker (B)                                    11,000             898
   Blockbuster, Cl A (B)*                                 5,800              37
   Blyth                                                  2,969              63
   Bob Evans Farms                                          800              30
   Bon-Ton Stores                                         2,427             136
   Borders Group                                         33,900             692
   BorgWarner (B)                                        16,600           1,252
   Boyd Gaming                                            1,527              73
   Bright Horizons Family Solutions (B)*                    900              34
   Brown Shoe                                               158               7
   Brunswick                                             32,800           1,045
   Build-A-Bear Workshop (B)*                             1,300              36
   Cabela's*                                              2,400              60
   Cablevision Systems, Cl A                             11,045             336

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Callaway Golf                                          2,200   $          35
   Career Education*                                      1,100              34
   Carmax*                                               20,060             492
   Catalina Marketing                                     1,300              41
   Cato, Cl A (B)                                        30,950             724
   CBRL Group                                             8,400             389
   CEC Entertainment*                                     8,025             333
   Centex                                                 1,394              58
   Champion Enterprises*                                  4,000              35
   Charming Shoppes*                                      2,156              28
   Cheesecake Factory*                                    7,100             189
   Cherokee (B)                                             900              39
   Chipotle Mexican Grill, Cl A (B)*                     12,700             789
   Circuit City Stores                                   30,600             567
   Citadel Broadcasting                                   4,300              41
   CKX (B)*                                              22,900             254
   Claire's Stores                                        2,600              83
   Coach*                                                21,700           1,086
   Coinstar*                                              1,200              38
   Coldwater Creek*                                       1,350              27
   Columbia Sportswear                                      600              37
   Corinthian Colleges (B)*                              28,985             399
   Cosi (B)*                                              5,500              31
   CROCS (B)*                                            51,385           2,428
   Dana                                                  89,500              78
   Dick's Sporting Goods (B)*                               800              47
   Dollar Tree Stores*                                    4,700             180
   Domino's Pizza (B)                                     5,600             182
   Dover Motorsports                                     15,700              82
   DSW, Cl A (B)*                                         1,600              68
   DXP Enterprises*                                         275              10
   Eastman Kodak                                          2,955              67
   Entercom Communications                                1,100              31
   Ethan Allen Interiors (B)                                700              25
   Family Dollar Stores                                   1,000              30
   Finish Line, Cl A                                      2,400              30
   Fisher Communications*                                   600              29
   Foot Locker                                           21,400             504
   Ford Motor                                             1,218              10
   Fossil*                                                1,300              34
   Four Seasons Hotels                                      700              56
   GameStop, Cl A*                                       15,706             512
   Gaylord Entertainment*                                 2,100             111
   Gemstar-TV Guide International*                        8,500              36
   Genitope (B)*                                          8,400              35
   Getty Images (B)*                                      1,672              81
   Goodyear Tire & Rubber (B)*                           27,132             846
   Great Wolf Resorts*                                    2,400              32
   Group 1 Automotive                                       317              13
   GSI Commerce*                                          2,700              61
   Guess? (B)*                                            8,280             335
   Guitar Center*                                           700              32
   Gymboree*                                              8,600             345


--------------------------------------------------------------------------------
66         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Handleman (B)                                         13,300   $          93
   Harman International Industries                       12,027           1,156
   Hasbro                                                14,100             404
   Haverty Furniture                                      2,000              28
   Hibbett Sports (B)*                                   24,100             689
   Hooker Furniture                                       1,800              36
   HOT Topic*                                            23,128             257
   Hovnanian Enterprises, Cl A*                           1,000              25
   IHOP                                                   1,900             111
   Interactive Data                                         900              22
   Interpublic Group*                                     3,400              42
   ITT Educational Services (B)*                          6,279             512
   Jackson Hewitt Tax Service                            16,437             529
   Jakks Pacific*                                        16,800             401
   Jarden (B)*                                           22,043             844
   John Wiley & Sons, Cl A                                1,724              65
   Jones Apparel Group                                   23,022             707
   K-Swiss, Cl A                                          1,100              30
   K2*                                                   31,500             381
   KB Home (B)                                              600              26
   Kellwood                                               1,000              29
   Kimball International, Cl B                            1,600              31
   Lamar Advertising, Cl A (B)*                           1,400              88
   Landry's Restaurants                                   7,082             210
   Laureate Education*                                    6,800             401
   Leapfrog Enterprises (B)*                             14,800             158
   Lee Enterprises                                        1,100              33
   Levitt, Cl A (B)                                       1,000               9
   Life Time Fitness (B)*                                 9,000             463
   Live Nation*                                           1,300              29
   LKQ (B)*                                              12,375             270
   Lodgenet Entertainment*                                  800              25
   Lodgian*                                               2,300              31
   Martha Stewart Living Omnimedia, Cl A                 29,300             498
   Matthews International, Cl A                           3,400             138
   Media General, Cl A                                      700              27
   Melco PBL Entertainment
     Macau ADR (B)*                                      20,600             332
   Meredith                                               1,700              98
   Mestek*                                                2,100              30
   Modine Manufacturing                                   1,200              27
   Morgans Hotel Group*                                   1,700              36
   Morningstar*                                           2,700             139
   NetFlix (B)*                                           1,100              25
   New Oriental Education & Technology Group ADR (B)*     3,800             154
   New York*                                              2,900              46
   Nutri/System (B)*                                     13,300             697
   NVR (B)*                                                 700             465
   O'Reilly Automotive*                                   1,600              53
   OfficeMax                                              3,903             206
   Orient-Express Hotels, Cl A (B)                       16,700             999

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   OSI Restaurant Partners                                  800   $          32
   Oxford Industries                                        800              40
   Pacific Sunwear of California*                         1,600              33
   Panera Bread, Cl A (B)*                                4,000             236
   Payless Shoesource*                                    3,943             131
   Penn National Gaming (B)*                             13,300             564
   Perry Ellis International*                             1,967              63
   PetSmart                                              15,998             527
   PF Chang's China Bistro (B)*                           4,500             188
   Phillips-Van Heusen (B)                               10,320             607
   Pier 1 Imports (B)                                    44,533             308
   Pinnacle Entertainment*                                9,261             269
   Polaris Industries (B)                                   700              34
   Polo Ralph Lauren (B)                                  4,400             388
   Pool (B)                                                 500              18
   Pre-Paid Legal Services (B)*                             800              40
   Priceline.com*                                         6,340             338
   Quiksilver (B)*                                      155,900           1,808
   R.H. Donnelley                                         3,942             279
   Radio One, Cl D*                                       4,500              29
   RadioShack (B)                                        14,300             386
   Rare Hospitality International*                          700              21
   Raser Technologies (B)*                                6,400              33
   RC2*                                                   1,000              40
   Regal Entertainment Group, Cl A                       11,900             236
   Rent-A-Center*                                        11,171             313
   Retail Ventures*                                       2,736              58
   Ross Stores                                              900              31
   Ruby Tuesday                                          21,500             615
   Ryland Group                                          10,500             443
   Saks                                                  41,540             866
   Salem Communications, Cl A                             2,600              32
   Sally Beauty Holdings*                                22,600             208
   Sauer-Danfoss                                          3,081              93
   Scholastic (B)*                                       13,700             426
   Scientific Games, Cl A*                                  700              23
   Select Comfort (B)*                                    1,350              24
   Service International                                  3,400              40
   Sharper Image (B)*                                     2,300              25
   Sirius Satellite Radio*                                6,246              20
   Six Flags (B)*                                         5,200              31
   Snap-On                                                5,700             274
   Sonic*                                                 2,100              47
   Sonic Automotive, Cl A (B)                            13,900             396
   Sotheby's Holdings                                    11,990             533
   Source Interlink*                                        920               6
   Stage Stores                                           4,725             110
   Standard Motor Products                                1,587              27
   Standard-Pacific (B)                                   1,200              25
   Station Casinos                                        2,400             208
   Stein Mart                                             2,400              39
   Strayer Education                                      1,700             212
   Stride Rite (B)                                       38,900             599


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         67

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sunterra*                                             15,183   $         238
   Tempur-Pedic International (B)*                        2,300              60
   Tenneco*                                               1,340              34
   Texas Roadhouse, Cl A (B)*                             2,400              34
   Thor Industries (B)                                      600              24
   Tiffany                                                9,995             455
   Toll Brothers*                                         1,100              30
   Tractor Supply (B)*                                      400              21
   TravelCenters of America LLC*                          1,420              55
   Triarc, Cl A (B)                                       6,300             118
   Triarc, Cl B                                           1,200              21
   TRW Automotive Holdings*                               4,223             147
   Tuesday Morning (B)                                    3,400              50
   Under Armour, Cl A (B)*                               25,325           1,299
   United Auto Group                                        600              12
   Universal Electronics*                                 1,400              39
   Urban Outfitters*                                     60,800           1,612
   Vail Resorts (B)*                                      1,400              76
   Valassis Communications*                               5,000              86
   Valuevision Media, Cl A*                                 501               6
   Virgin Media                                             200               5
   Visteon (B)*                                          21,400             183
   Volcom (B)*                                           19,800             680
   Warnaco Group*                                         1,935              55
   Warner Music Group (B)                                34,800             594
   Weight Watchers International                          3,873             178
   West Marine*                                           2,122              39
   Westwood One                                           7,900              54
   Wet Seal, Cl A (B)*                                   40,300             264
   Weyco Group                                               57               1
   Whirlpool (B)                                          8,500             722
   Williams-Sonoma (B)                                    4,843             172
   Winnebago Industries (B)                                 900              30
   WMS Industries*                                        1,500              59
   Wolverine World Wide (B)                               9,405             269
   World Wrestling Entertainment, Cl A                    1,700              28
   Wynn Resorts (B)                                       5,800             550
   XM Satellite Radio Holdings, Cl A*                     6,300              81
   Zale*                                                  1,000              26
                                                                  --------------
                                                                         55,455
                                                                  --------------

CONSUMER STAPLES -- 3.3%
   American Italian Pasta, Cl A (B)                       6,300              66
   Andersons                                                924              41
   Avon Products                                          3,557             133
   Bare Escentuals*                                      10,800             387
   BJ's Wholesale Club (B)*                              46,200           1,563
   Boston Beer, Cl A (B)*                                   800              27
   Bunge                                                    448              37
   Casey's General Stores                                   900              23
   Central Garden and Pet*                                  893              13
   Central Garden and Pet, Cl A*                          1,786              26

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Chattem (B)*                                           6,955   $         410
   Church & Dwight (B)                                    4,600             232
   Corn Products International                            2,459              88
   Dean Foods*                                            1,400              65
   Delta & Pine Land                                      2,100              87
   Diamond Foods                                          1,900              32
   Energizer Holdings*                                      186              16
   Hain Celestial Group (B)*                             36,590           1,100
   Imperial Sugar                                           139               5
   Lance                                                  1,600              32
   Molson Coors Brewing, Cl B                            18,498           1,750
   Nash Finch (B)                                        11,300             389
   NBTY*                                                  1,200              64
   Pathmark Stores*                                       3,100              40
   Pepsi Bottling Group                                  20,600             657
   PepsiAmericas (B)                                     30,100             672
   Pilgrim's Pride                                       33,900           1,125
   Playtex Products (B)*                                  3,500              47
   Prestige Brands Holdings*                              4,600              55
   Ralcorp Holdings*                                      8,000             514
   Rite Aid (B)*                                          6,700              39
   Smart & Final*                                           641              14
   Spectrum Brands*                                       3,670              23
   Supervalu (B)                                         35,600           1,391
   Susser Holdings*                                       1,800              31
   TreeHouse Foods*                                       1,400              43
   Tyson Foods, Cl A                                      5,325             103
   United Natural Foods (B)*                              7,000             214
   Universal                                             10,390             637
   Village Super Market, Cl A (B)                         1,700             162
   WD-40                                                    900              29
   Weis Markets                                             500              22
   Whole Foods Market                                     5,000             224
   Wild Oats Markets (B)*                                 1,800              33
                                                                  --------------
                                                                         12,661
                                                                  --------------

ENERGY -- 5.7%
   Allis-Chalmers Energy*                                   627              10
   Arch Coal (B)                                          4,921             151
   ATP Oil & Gas (B)*                                       800              30
   Atwood Oceanics (B)*                                     600              35
   Berry Petroleum, Cl A                                  3,400             104
   Bill Barrett (B)*                                      1,000              32
   Bristow Group*                                         1,800              66
   Cal Dive International (B)*                           38,900             475
   Cameron International (B)*                            12,200             766
   CARBO Ceramics (B)                                     1,100              51
   Cheniere Energy (B)*                                   1,100              34
   Compagnie Generale de
     Geophysique-Veritas ADR*                            18,200             758
   Consol Energy                                          7,722             302
   Core Laboratories*                                     4,400             369
   Delek US Holdings                                      1,800              34


--------------------------------------------------------------------------------
68         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Delta Petroleum (B)*                                   2,000   $          46
   Denbury Resources*                                     1,000              30
   Dresser-Rand Group (B)*                               28,690             874
   Dril-Quip (B)*                                        13,920             602
   Encore Acquisition*                                    1,400              34
   Energy Partners (B)*                                   2,400              44
   EOG Resources                                            800              57
   FMC Technologies (B)*                                 20,190           1,408
   Forest Oil (B)*                                        1,700              57
   Foundation Coal Holdings (B)                           3,800             131
   Gasco Energy*                                          8,810              22
   General Maritime (B)                                     700              20
   Global Industries*                                    45,700             836
   Grant Prideco (B)*                                    43,300           2,158
   Grey Wolf (B)*                                         2,400              16
   Gulf Island Fabrication (B)                            1,200              32
   Gulfmark Offshore*                                     1,000              44
   Hanover Compressor (B)*                                1,700              38
   Harvest Natural Resources (B)*                         2,600              25
   Helix Energy Solutions Group (B)*                     38,900           1,451
   Helmerich & Payne                                      1,300              39
   Hess                                                  25,800           1,431
   Holly                                                  6,730             399
   Houston Exploration*                                   5,500             297
   Hydril*                                                  600              58
   Input/Output (B)*                                     48,800             672
   Lone Star Technologies*                                  500              33
   Mariner Energy*                                        1,374              26
   Massey Energy                                          4,069              98
   NATCO Group, Cl A*                                       119               4
   National Oilwell Varco (B)*                            2,100             163
   Newfield Exploration*                                  7,200             300
   Occidental Petroleum                                   2,856             141
   Oceaneering International*                             1,000              42
   Oil States International*                                700              22
   Parker Drilling*                                       2,500              23
   Patterson-UTI Energy (B)                              27,400             615
   Peabody Energy                                         2,400              97
   PetroHawk Energy*                                      3,700              49
   Petroleum Development*                                   800              43
   Plains Exploration & Production*                       1,600              72
   Range Resources (B)                                    6,900             230
   Rentech*                                               5,670              18
   RPC                                                    3,375              56
   Southwestern Energy*                                   8,500             348
   Stone Energy (B)*                                      6,600             196
   Sunoco                                                 9,400             662
   Superior Energy Services*                              1,100              38
   Swift Energy*                                          9,400             393
   Tesoro                                                17,132           1,721
   Tetra Technologies (B)*                               24,600             608
   Trico Marine Services*                                    74               3
   Ultra Petroleum*                                         900              48

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Universal Compression Holdings*                        2,864   $         194
   US BioEnergy*                                         27,600             317
   USEC*                                                  7,249             118
   VeraSun Energy (B)*                                    8,300             165
   W-H Energy Services*                                     900              42
   Whiting Petroleum*                                     1,000              39
   World Fuel Services                                   12,715             588
                                                                  --------------
                                                                         21,550
                                                                  --------------

FINANCIALS -- 17.3%
   1st Source                                               440              12
   A.G. Edwards (B)                                       2,900             201
   Acadia Realty Trust+                                   1,200              31
   Advance America Cash Advance Centers                   3,400              52
   Affiliated Managers Group (B)*                        25,030           2,712
   Agree Realty+                                          1,700              58
   Alexander's+*                                            100              41
   Alexandria Real Estate Equities+                       6,000             602
   Alfa                                                   1,200              22
   AllianceBernstein Holding                                237              21
   Allied Capital (B)                                       800              23
   AMB Property+                                          3,900             229
   AmCOMP*                                               51,900             501
   Amcore Financial                                       1,600              51
   American Capital Strategies (B)                          900              40
   American Financial Group (B)                          33,300           1,134
   American Financial Realty Trust+                      14,900             150
   American Home Mortgage
     Investment+ (B)                                      7,538             203
   American National Insurance                              500              64
   AmeriCredit*                                          26,500             606
   Annaly Capital Management+ (B)                        16,200             251
   Anthracite Capital+                                    5,070              61
   Anworth Mortgage Asset+                               11,971             117
   Apartment Investment &
     Management, Cl A++                                     300              17
   Ashford Hospitality Trust+                            48,900             584
   Aspen Insurance Holdings                              15,500             406
   Asset Acceptance Capital*                              2,100              33
   Astoria Financial (B)                                 24,300             646
   Axis Capital Holdings                                  2,905              98
   BancFirst                                                700              32
   Bancorpsouth (B)                                      23,200             567
   Bank Mutual                                            1,700              19
   Bank of Hawaii                                         6,300             334
   Bear Stearns                                           1,000             150
   BioMed Realty Trust+                                     800              21
   BlackRock                                                811             127
   Boston Private Financial Holdings                     15,300             427
   Brandywine Realty Trust+                               3,183             106
   BRE Properties, Cl A+                                    400              25
   Camden Property Trust+                                 4,000             281


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         69

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Capital Lease Funding+                                 2,500   $          27
   Capital One Financial                                  1,210              91
   Capital Trust, Cl A+                                     500              23
   CapitalSource+ (B)                                    17,462             439
   Capitol Federal Financial (B)                            300              11
   Castlepoint Holdings*                                  2,900              47
   Cathay General Bancorp (B)                               500              17
   CB Richard Ellis Group, Cl A*                         23,010             787
   Cedar Shopping Centers+                                2,376              39
   Central Pacific Financial                              2,300              84
   Charter Financial (B)                                  1,100              53
   Chemical Financial (B)                                   900              27
   Chicago Mercantile Exchange
     Holdings, Cl A                                         319             170
   CIT Group                                              7,300             386
   Citizens Banking                                       5,454             121
   City Bank                                              3,007              97
   City National                                            500              37
   Clifton Savings Bancorp (B)                            9,700             116
   Colonial BancGroup                                    44,000           1,089
   Colonial Properties Trust+ (B)                           400              18
   Commerce Bancorp (B)                                     700              23
   Commerce Bancshares (B)                                8,983             434
   Community Bank System                                 14,000             293
   Community Banks (B)                                      735              18
   Corporate Office Properties Trust+ (B)                 8,900             407
   Cousins Properties+ (B)                                4,100             135
   Crawford, Cl B                                        16,500              96
   Crescent Real Estate Equities+ (B)                     1,000              20
   Cullen/Frost Bankers                                  11,500             602
   Deerfield Triarc Capital++                             3,200              48
   Delphi Financial Group, Cl A                             600              24
   DiamondRock Hospitality+                               1,600              30
   Douglas Emmett+*                                      15,200             388
   Downey Financial (B)                                     500              32
   Duke Realty+                                             900              39
   E*Trade Financial*                                   104,000           2,207
   East West Bancorp                                     11,000             404
   EastGroup Properties+                                    700              36
   Eaton Vance                                           13,579             484
   Education Realty Trust+                                2,400              36
   EMC Insurance Group                                    2,490              64
   Employers Holdings*                                    9,900             198
   Endurance Specialty Holdings                          13,398             479
   Entertainment Properties Trust+                        4,800             289
   Equity Lifestyle Properties+                             700              38
   Extra Space Storage+ (B)                               3,600              68
   Federal Agricultural Mortgage, Cl C (B)               17,000             462
   Federal Realty Investment Trust+                         300              27
   Federated Investors, Cl B                              5,400             198
   Fieldstone Investment+                                 9,100              28
   Financial Federal                                      1,000              26
   Financial Institutions                                 2,200              44

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   First American (B)                                    22,600   $       1,146
   First Bancorp Puerto Rico                              3,100              41
   First Busey (B)                                          900              19
   First Cash Financial Services (B)*                    40,911             912
   First Charter (B)                                      3,100              67
   First Commonwealth Financial (B)                       4,800              56
   First Financial Bancorp (B)                            4,200              63
   First Financial Bankshares (B)                         1,500              63
   First Horizon National (B)                               700              29
   First Industrial Realty Trust+                            79               4
   First Marblehead (B)                                   1,950              88
   First Midwest Bancorp                                  6,400             235
   First Niagara Financial Group                         61,700             858
   First Potomac Realty Trust+                              800              23
   FirstFed Financial (B)*                                  600              34
   FNB (Pennslyvania) (B)                                 8,300             140
   FNB (Virginia) (B)                                       400              14
   Forest City Enterprises, Cl A                          6,660             441
   Fortress Investment Group LLC,
     Cl A (B)*                                           25,600             734
   Franklin Street Properties+ (B)                        2,400              46
   Friedman Billings Ramsey Group, Cl A+                 12,500              69
   Fulton Financial                                       9,450             137
   Getty Realty+                                          4,400             126
   Glacier Bancorp                                        1,350              32
   Gladstone Capital (B)                                  1,700              40
   Glimcher Realty Trust+ (B)                             4,900             132
   Gramercy Capital+                                      1,000              31
   Greenhill (B)                                          7,900             485
   Hancock Holding                                          500              22
   Hanover Insurance Group (B)                           13,800             636
   Harleysville Group                                       400              13
   Health Care Property Investors+                        1,300              47
   Healthcare Realty Trust+                                 700              26
   Hersha Hospitality Trust+                              2,900              34
   Highland Hospitality+                                  3,100              55
   Highwoods Properties+                                    600              24
   Home Bancshares (B)                                   13,100             289
   Horace Mann Educators                                  3,500              72
   Hospitality Properties Trust+                         14,200             665
   Host Hotels & Resorts+ (B)                            28,400             747
   Housevalues (B)*                                       5,300              27
   HRPT Properties Trust+ (B)                            66,400             817
   Hudson City Bancorp                                    5,600              77
   Huntington Bancshares (B)                             38,600             843
   Inland Real Estate+ (B)                                7,000             128
   Innkeepers USA Trust+                                 13,600             221
   IntercontinentalExchange*                              3,200             391
   International Bancshares                               4,100             122
   Investment Technology Group*                             700              27
   Investors Financial Services                           4,300             250
   Investors Real Estate Trust+ (B)                       3,100              33
   Irwin Financial (B)                                    3,600              67


--------------------------------------------------------------------------------
70         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   iStar Financial+                                         700   $          33
   Janus Capital Group                                    1,800              38
   Jefferies Group (B)                                   29,600             857
   JER Investors Trust+                                   1,800              34
   KBW (B)*                                              13,800             480
   Kilroy Realty+                                           400              30
   KKR Financial+                                        16,500             453
   Knight Capital Group, Cl A*                            2,300              36
   Lakeland Bancorp (B)                                   1,212              16
   LandAmerica Financial Group (B)                       13,800           1,020
   LaSalle Hotel Properties+                                700              32
   Lazard, Cl A (B)                                       2,500             125
   Legg Mason                                               268              25
   Leucadia National                                      1,000              29
   Lexington Realty Trust+ (B)                            3,800              80
   Longview Fibre+                                        1,847              46
   Luminent Mortgage Capital+                            56,500             505
   Macerich+                                                400              37
   Mack-Cali Realty+ (B)                                 11,500             548
   MAF Bancorp                                            2,005              83
   Maguire Properties+ (B)                                  600              21
   Markel*                                                  500             242
   MarketAxess Holdings (B)*                              2,700              45
   Marsh & McLennan                                       8,768             257
   Marshall & Ilsley                                      2,145              99
   Max Re Capital                                         2,000              51
   Meruelo Maddux Properties*                            44,900             393
   MFA Mortgage Investments+                              4,000              31
   MGIC Investment (B)                                    5,700             336
   Mid-America Apartment
     Communities+ (B)                                     1,300              73
   Mid-State Bancshares                                   1,956              72
   Mills+                                                 1,800              45
   Move (B)*                                            108,800             603
   MVC Capital (B)                                       31,900             499
   Nara Bancorp (B)                                         900              16
   NASDAQ Stock Market*                                  35,700           1,050
   National City                                             95               4
   National Financial Partners                            8,397             394
   National Health Investors+                             1,300              41
   National Health Realty+                                1,600              38
   National Penn Bancshares (B)                           3,605              68
   National Retail Properties+ (B)                       15,300             370
   National Western Life Insurance, Cl A*                   100              25
   Nationwide Financial Services, Cl A (B)               23,317           1,256
   Nationwide Health Properties+                            400              13
   Navigators Group*                                      2,168             109
   NBT Bancorp (B)                                        3,100              73
   Nelnet, Cl A (B)                                       4,600             110
   New Century Financial+ (B)                            13,300              14
   New Plan Excel Realty Trust+                          13,700             453
   New York Community Bancorp                             6,458             114
   Newcastle Investment+ (B)                              1,805              50

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   NorthStar Realty Finance+*                            10,300   $         157
   Northwest Bancorp                                      1,100              30
   Nuveen Investments, Cl A (B)                          22,200           1,050
   NYSE Group*                                              960              90
   Ocwen Financial*                                         215               3
   Old National Bancorp (B)                              14,200             258
   Old Republic International                            31,875             705
   One Liberty Properties+ (B)                            1,500              34
   OneBeacon Insurance Group*                             9,100             228
   optionsXpress Holdings (B)                             3,800              89
   Pacific Capital Bancorp                                  636              20
   Park National                                          1,000              95
   Parkway Properties+                                      600              31
   PartnerRe                                                700              48
   Philadelphia Consolidated Holding (B)*                 6,710             295
   Piper Jaffray*                                        11,800             731
   Platinum Underwriters Holdings                        19,400             622
   PMI Group                                             11,000             497
   PNC Financial Services Group                             292              21
   Popular (B)                                           23,100             383
   Portfolio Recovery Associates (B)*                    15,800             706
   Post Properties+                                         600              27
   ProAssurance (B)*                                      3,700             189
   PS Business Parks+                                     1,400              99
   Public Storage+                                          984              93
   Radian Group                                          17,400             955
   RAIT Financial Trust+                                  1,100              31
   Ramco-Gershenson Properties+                           1,000              36
   Rayonier+ (B)                                          2,850             123
   Realty Income+ (B)                                     7,400             209
   Regency Centers+                                         400              33
   Reinsurance Group of America                           4,600             266
   Republic Property Trust+                               2,800              32
   S&T Bancorp                                              900              30
   Safeco                                                15,000             996
   Saul Centers+                                          1,300              74
   Seacoast Banking of Florida (B)                          900              20
   Senior Housing Properties Trust+                       6,800             163
   Signature Bank*                                        3,500             114
   SL Green Realty+                                         400              55
   South Financial Group                                    400              10
   Sovereign Bancorp (B)                                  3,345              85
   Sovran Self Storage+ (B)                               1,100              61
   Spirit Finance+                                        4,100              61
   St. Joe (B)                                           10,901             570
   Stancorp Financial Group                               8,800             433
   Sterling Bancorp                                         343               6
   Sterling Bancshares                                    2,250              25
   Sterling Financial, Washington Shares                 17,402             543
   Stewart Information Services (B)                       9,000             376
   Strategic Hotels & Resorts+                            1,000              23
   Sun Communities+ (B)                                   3,900             121
   Sunstone Hotel Investors+ (B)                          5,300             145


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         71

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   SVB Financial Group*                                   1,300   $          63
   T. Rowe Price Group                                      846              40
   Tanger Factory Outlet Centers+                           900              36
   TCF Financial (B)                                     35,300             931
   TD Ameritrade Holding*                                 8,359             124
   TD Banknorth (B)                                      17,908             576
   Technology Investment Capital (B)                      4,500              76
   Tejon Ranch*                                           2,100              99
   Toronto-Dominion Bank                                  1,494              90
   Transatlantic Holdings                                   468              31
   Triad Guaranty*                                          600              25
   Trico Bancshares                                       1,147              27
   Trustco Bank (B)                                       5,600              54
   Trustmark                                                700              20
   U-Store-It Trust+ (B)                                  6,100             123
   UCBH Holdings                                          7,838             146
   UDR+ (B)                                                 700              21
   Umpqua Holdings (B)                                    8,300             222
   UnionBanCal                                           14,300             907
   United Bankshares (B)                                 13,100             459
   United Community Banks                                   700              23
   United Fire & Casualty                                   252               9
   Universal American Financial*                          3,400              66
   Universal Health Realty Income Trust+                    300              11
   UnumProvident (B)                                     44,026           1,014
   Urstadt Biddle Properties, Cl A+                       1,600              31
   Valley National Bancorp                                4,620             117
   Ventas+                                                1,400              59
   Virginia Financial Group (B)                             750              19
   Waddell & Reed Financial, Cl A                         1,000              23
   Washington Federal                                     1,800              42
   Washington Mutual                                      2,762             112
   Washington Real Estate Investment
     Trust+                                               1,600              60
   Webster Financial (B)                                  9,083             436
   WesBanco                                               1,500              46
   Westamerica Bancorporation                             4,517             218
   Westfield Financial (B)                                2,625              28
   Whitney Holding                                        1,200              37
   Wilmington Trust                                       1,900              80
   Wilshire Bancorp                                         700              12
   Winston Hotels+                                       26,500             398
   Wintrust Financial (B)                                 3,700             165
   Zions Bancorporation                                   4,950             418
                                                                  --------------
                                                                         65,172
                                                                  --------------

HEALTH CARE -- 10.9%
   Abaxis*                                                5,141             125
   Abraxis BioScience*                                    4,752             127
   Acadia Pharmaceuticals (B)*                           13,900             209
   Accelrys (B)*                                         46,500             297
   Advanced Medical Optics (B)*                          13,200             491
   Affymetrix (B)*                                       38,600           1,161

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Air Methods*                                           1,408   $          34
   Albany Molecular Research*                             3,100              30
   Alexion Pharmaceuticals (B)*                             800              35
   Align Technology (B)*                                  4,700              75
   Alkermes*                                             64,200             991
   Allscripts Healthcare Solutions (B)*                   1,700              46
   Alpharma, Cl A                                         1,008              24
   Amedisys*                                              9,380             304
   American Medical Systems
     Holdings (B)*                                        6,000             127
   AMN Healthcare Services*                              10,795             244
   Amsurg*                                                1,393              34
   Amylin Pharmaceuticals (B)*                            2,966             111
   Analogic                                                 949              60
   Applera-Applied Biosystems Group                       3,700             109
   Applera-Celera Group (B)*                             31,100             442
   Apria Healthcare Group (B)*                           30,990             999
   Arrow International                                    1,900              61
   Axcan Pharma*                                         31,508             520
   Barr Pharmaceuticals*                                 14,300             663
   Bausch & Lomb                                         14,801             757
   Beckman Coulter                                          500              32
   Bio-Reference Labs*                                    1,381              35
   Biogen Idec*                                           1,192              53
   BioMarin Pharmaceuticals*                             19,790             342
   Biosite*                                                 600              50
   Bruker BioSciences*                                    4,400              46
   Cambrex                                               28,300             696
   Centene*                                                 345               7
   Cephalon (B)*                                         31,836           2,267
   Cerner (B)*                                              400              22
   Chemed                                                12,144             595
   Community Health Systems (B)*                         22,600             797
   Computer Programs & Systems                              575              15
   Conmed*                                                1,300              38
   Cooper (B)                                            19,500             948
   Corvel*                                                  553              17
   Covance*                                                 500              30
   Coventry Health Care*                                  5,600             314
   Cubist Pharmaceuticals (B)*                           65,400           1,443
   Cytyc*                                                 1,500              51
   Dade Behring Holdings                                 18,249             800
   DaVita*                                               14,400             768
   Dendreon (B)*                                          9,400             122
   Dentsply International                                12,700             416
   Depomed (B)*                                          44,000             157
   Digene (B)*                                            5,495             233
   Dionex*                                                  500              34
   Discovery Laboratories (B)*                           26,400              63
   Diversa (B)*                                          10,400              81
   DJO*                                                  20,200             766
   Eclipsys*                                              2,656              51
   Edwards Lifesciences (B)*                              4,000             203


--------------------------------------------------------------------------------
72         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Emageon (B)*                                          39,000   $         429
   Emdeon (B)*                                           10,600             160
   Endo Pharmaceuticals Holdings*                         2,200              65
   Enzon Pharmaceuticals (B)*                             2,600              21
   eResearch Technology (B)*                             65,848             518
   ev3 (B)*                                               2,795              55
   Exelixis*                                              2,800              28
   Express Scripts*                                       6,900             557
   Flamel Technologies ADR (B)*                           1,900              49
   Foxhollow Technologies (B)*                            1,600              33
   Gen-Probe*                                               700              33
   Genzyme*                                               5,122             307
   Geron (B)*                                            22,800             160
   Greatbatch*                                            1,091              28
   Health Net (B)*                                        5,300             285
   Healthspring*                                          2,800              66
   Healthways (B)*                                        3,500             164
   Henry Schein*                                            300              17
   Hi-Tech Pharmacal*                                     3,000              33
   Hillenbrand Industries                                   600              36
   Hologic (B)*                                          20,435           1,178
   Human Genome Sciences*                                 2,500              27
   Humana*                                                  300              17
   I-Flow*                                                  250               4
   ICU Medical*                                             700              27
   Idexx Laboratories (B)*                                3,700             324
   Immucor (B)*                                           1,950              57
   Immunomedics (B)*                                     71,200             326
   IMS Health                                             5,945             176
   Integra LifeSciences Holdings*                           600              27
   Intralase*                                             1,700              42
   Intuitive Surgical*                                      500              61
   inVentiv Health*                                       1,000              38
   Inverness Medical Innovations (B)*                     9,812             430
   Invitrogen (B)*                                       10,500             668
   Kendle International*                                  8,315             295
   Kindred Healthcare*                                    2,817              92
   King Pharmaceuticals*                                 22,600             444
   KV Pharmaceutical, Cl A (B)*                           1,900              47
   LCA-Vision (B)                                           800              33
   Lifecell*                                             20,100             502
   LifePoint Hospitals*                                     800              31
   Ligand Pharmaceuticals, Cl B (B)                       5,500              55
   Lincare Holdings (B)*                                  1,400              51
   Magellan Health Services*                             14,000             588
   Manor Care (B)                                        13,200             718
   Martek Biosciences*                                      500              10
   Matria Healthcare*                                       925              24
   Medarex (B)*                                         169,000           2,187
   Medicines*                                             2,900              73
   Medicis Pharmaceutical, Cl A                          15,430             476
   Merit Medical Systems*                                 2,500              31
   Micrus Endovascular*                                  22,800             544

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Millennium Pharmaceuticals*                            3,700   $          42
   Millipore (B)*                                           400              29
   Mindray Medical International ADR*                     6,000             143
   Mylan Laboratories                                    23,500             497
   Myriad Genetics (B)*                                  30,670           1,057
   Nastech Pharmaceutical (B)*                            6,500              70
   Neurocrine Biosciences (B)*                           11,350             142
   Nighthawk Radiology Holdings (B)*                     12,800             233
   Noven Pharmaceuticals*                                 9,905             230
   NuVasive*                                              1,600              38
   Odyssey HealthCare*                                    1,689              22
   Omnicare (B)                                          12,200             485
   Omnicell*                                              1,911              40
   Onyx Pharmaceuticals (B)*                              2,700              67
   OSI Pharmaceuticals (B)*                               1,318              43
   Owens & Minor                                          1,400              51
   Par Pharmaceutical*                                    3,275              82
   Parexel International (B)*                             4,400             158
   Patterson*                                             2,900             103
   PDL BioPharma (B)*                                    32,600             707
   Pediatrix Medical Group (B)*                           6,580             375
   PerkinElmer                                            2,800              68
   Perrigo                                                1,300              23
   Pharmaceutical Product Development                     5,800             195
   Pharmacopeia Drug Discovery (B)*                      21,850             124
   Pharmion*                                              1,700              45
   PolyMedica                                             1,300              55
   PRA International*                                       331               7
   PSS World Medical*                                     1,400              30
   Psychiatric Solutions (B)*                            14,975             604
   Quidel*                                                2,190              26
   Regeneron Pharmaceuticals (B)*                        14,830             321
   Renovis*                                              10,300              36
   Resmed*                                                  600              30
   Respironics*                                             183               8
   Sciele Pharma (B)*                                     1,800              43
   Sirona Dental Systems*                                   500              17
   Stereotaxis (B)*                                       1,900              23
   SurModics (B)*                                         1,236              44
   Tanox*                                                 1,400              26
   Tenet Healthcare (B)*                                 19,697             127
   Thermo Fisher Scientific (B)*                          3,600             168
   Thoratec*                                              2,000              42
   Trizetto Group*                                        2,800              56
   United Therapeutics (B)*                              15,700             844
   Universal Health Services, Cl B                        5,144             295
   Varian*                                                  700              41
   Varian Medical Systems (B)*                            1,000              48
   VCA Antech*                                              800              29
   Vertex Pharmaceuticals (B)*                            2,883              81
   Viasys Healthcare*                                     1,400              48
   Viropharma (B)*                                        2,300              33
   Vital Signs                                            1,000              52


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         73

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Vnus Medical Technologies (B)*                         4,400   $          44
   Volcano*                                              14,895             268
   Waters*                                                  600              35
   Watson Pharmaceuticals*                               13,777             364
   Wright Medical Group*                                  2,900              65
   Zoll Medical*                                          1,800              48
                                                                  -------------
                                                                         41,242
                                                                  -------------
INDUSTRIALS -- 13.2%
   AAON                                                   1,000              26
   ABX Air*                                               3,664              25
   ACCO Brands*                                           2,300              55
   Actuant, Cl A                                          3,061             156
   Adesa                                                  5,100             141
   Advisory Board*                                        3,200             162
   AGCO*                                                  3,537             131
   Airtran Holdings (B)*                                  1,800              18
   Alaska Air Group (B)*                                 30,242           1,152
   Albany International, Cl A (B)                        19,479             700
   Alexander & Baldwin                                    1,519              77
   Alliant Techsystems*                                     503              44
   Allied Waste Industries*                               2,300              29
   Amerco*                                                  666              47
   American Commercial Lines*                            12,172             383
   American Superconductor (B)*                           2,800              38
   American Woodmark (B)                                    800              29
   Ametek                                                   750              26
   AMR (B)*                                               4,843             147
   Angelica                                               1,400              39
   AO Smith                                              12,011             459
   Applied Industrial Technologies                        1,050              26
   Arkansas Best (B)                                      7,800             277
   Armor Holdings (B)*                                      400              27
   ASV*                                                     377               6
   Badger Meter                                             900              24
   Baldor Electric                                        2,100              79
   Basin Water (B)*                                       4,800              33
   BE Aerospace (B)*                                     25,905             821
   Briggs & Stratton (B)                                 22,145             683
   Brink's (B)                                           23,300           1,478
   C&D Technologies                                       3,182              16
   Capstone Turbine*                                      4,401               5
   Central Parking (B)                                   10,200             226
   Chicago Bridge & Iron                                 22,895             704
   ChoicePoint*                                          15,800             591
   Clean Harbors*                                            86               4
   CNH Global (B)                                         7,360             274
   Columbus McKinnon*                                     2,329              52
   Comfort Systems USA                                    6,316              76
   Compx International                                    7,200             116
   Con-way                                                3,058             152
   Continental Airlines, Cl B (B)*                        1,200              44
   Copart*                                                9,400             263

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Corporate Executive Board (B)                          3,900   $         296
   Corrections of America*                                5,470             289
   Covenant Transport, Cl A*                              1,500              17
   Crane                                                 13,800             558
   Cubic (B)                                             13,800             299
   Cummins (B)                                           11,600           1,679
   Curtiss-Wright                                         1,100              42
   Danaos (B)                                             6,900             182
   Deere                                                    978             106
   Deluxe (B)                                            23,100             775
   Dollar Thrifty Automotive Group*                       1,200              61
   Donaldson                                                600              22
   Dun & Bradstreet                                       5,244             478
   Dynamic Materials                                     33,000           1,080
   EDO                                                    2,300              60
   EGL*                                                     900              36
   EMCOR Group*                                           2,082             123
   Energy Conversion Devices (B)*                         3,700             129
   EnerSys*                                                 659              11
   EnPro Industries*                                        800              29
   Equifax                                                6,808             248
   ESCO Technologies (B)*                                 2,950             132
   Fastenal (B)                                           1,200              42
   Flowserve (B)                                         10,500             600
   Fluor                                                    357              32
   Forward Air                                            1,200              39
   Franklin Electric                                        700              33
   Freightcar America                                     1,111              54
   FuelCell Energy*                                       1,130               9
   Gardner Denver (B)*                                    4,300             150
   GATX (B)                                               6,787             324
   GenCorp*                                               2,300              32
   General Cable*                                         1,644              88
   General Electric                                       2,145              76
   Geo Group*                                             1,294              59
   Goodrich                                              20,482           1,054
   Gorman-Rupp                                            1,000              32
   Graco                                                    500              20
   GrafTech International*                                4,600              42
   Granite Construction                                   5,562             307
   H&E Equipment Services*                                2,200              47
   Harsco                                                 3,600             161
   Heartland Express                                      1,800              29
   Herman Miller (B)                                     25,230             845
   Honeywell International                                1,274              59
   HUB Group, Cl A (B)*                                  13,250             384
   Hubbell, Cl B                                         14,400             695
   Hudson Highland Group*                                   345               5
   Huron Consulting Group*                                3,100             189
   IKON Office Solutions                                 16,354             235
   Infrasource Services*                                  1,600              49
   Insituform Technologies, Cl A*                         1,500              31
   Ionatron*                                                550               3


--------------------------------------------------------------------------------
74         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Jacobs Engineering Group*                              2,364   $         110
   JB Hunt Transport Services                            18,600             488
   JetBlue Airways (B)*                                   2,600              30
   John H. Harland                                          700              36
   Joy Global                                            21,800             935
   Kaman                                                  1,662              39
   Kansas City Southern*                                 17,000             605
   Kaydon                                                   700              30
   Kelly Services, Cl A (B)                              11,000             354
   Kennametal                                             3,300             223
   Kforce*                                                1,469              20
   Kirby*                                                 7,889             276
   Knight Transportation (B)                              1,700              30
   Knoll (B)                                             37,600             896
   Ladish*                                                1,487              56
   Laidlaw International                                  8,700             301
   Landstar System                                        4,700             215
   Lennox International                                   6,346             227
   Lincoln Electric Holdings                              1,655              99
   MAIR Holdings*                                         5,300              35
   Manitowoc                                             13,525             859
   Manpower                                                 700              52
   McDermott International*                               5,902             289
   Mesa Air Group (B)*                                    3,600              27
   Milacron (B)*                                         67,360              44
   Mine Safety Appliances (B)                               800              34
   Monster Worldwide (B)*                                15,600             739
   Moog, Cl A*                                            2,300              96
   MSC Industrial Direct, Cl A                            1,200              56
   MTC Technologies*                                      1,300              27
   Mueller Industries (B)                                24,300             731
   Mueller Water Products, Cl B                           7,105              95
   NACCO Industries, Cl A                                   359              49
   Navistar International*                               20,909             957
   Nordson                                                1,000              46
   Old Dominion Freight Line*                             1,050              30
   Orbital Sciences*                                      7,700             144
   Oshkosh Truck                                          2,300             122
   Pacer International                                    2,575              69
   Pall                                                  26,500           1,007
   PAM Transportation Services (B)*                       1,500              31
   Pentair                                                1,291              40
   Perini*                                                  319              12
   PHH*                                                  14,300             437
   Plug Power*                                              885               3
   Quanta Services (B)*                                  25,725             649
   RBC Bearings (B)*                                     11,715             392
   Regal-Beloit (B)                                      13,800             640
   Republic Airways Holdings*                             2,900              67
   Resources Connection (B)*                              1,900              61
   Robert Half International                              7,200             266

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   RR Donnelley & Sons                                    1,500   $          55
   Ryder System                                          28,864           1,424
   School Specialty*                                        900              32
   Sequa, Cl A*                                             109              13
   Shaw Group*                                            4,026             126
   SIRVA*                                                 1,391               5
   Skywest                                                1,000              27
   Spirit Aerosystems Holdings, Cl A (B)*                 7,410             236
   SPX                                                    8,000             562
   Standard Register                                      2,989              38
   Steelcase, Cl A (B)                                   43,200             859
   Stericycle*                                            1,043              85
   Superior Essex*                                        2,533              88
   Taser International (B)*                               4,000              32
   Tecumseh Products, Cl A (B)*                          24,300             245
   Teledyne Technologies (B)*                            15,800             592
   TeleTech Holdings*                                     2,300              84
   Terex*                                                   500              36
   Tetra Tech*                                            1,300              25
   Thomas & Betts*                                        1,600              78
   Timken (B)                                            13,200             400
   Toro                                                   1,400              72
   Trex*                                                    250               5
   Trinity Industries                                    13,500             566
   TurboChef Technologies (B)*                            2,800              43
   UAL*                                                   2,192              84
   UAP Holding                                            3,850             100
   United Rentals*                                       25,500             701
   United Stationers*                                     6,062             363
   United Technologies                                    1,760             114
   Universal Forest Products (B)                         13,200             654
   URS*                                                   5,894             251
   US Airways Group*                                        600              27
   USG (B)*                                              10,305             481
   UTI Worldwide                                         16,400             403
   Viad                                                   1,200              46
   Wabtec                                                 8,052             278
   Walter Industries (B)                                  5,505             136
   Washington Group International (B)*                    8,483             563
   Waste Connections*                                     9,774             293
   Waste Industries USA                                   1,800              49
   Waste Services (B)*                                    2,900              29
   Watson Wyatt Worldwide, Cl A (B)                       7,425             361
   Watts Water Technologies, Cl A                         1,000              38
   WESCO International (B)*                              10,700             672
   Williams Scotsman International*                      35,545             699
   Woodward Governor (B)                                 16,800             692
   WW Grainger                                           11,400             881
   YRC Worldwide (B)*                                    17,300             696
                                                                  -------------
                                                                         49,653
                                                                  -------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         75

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 19.3%
   3Com*                                                 31,900   $         125
   Actel*                                                 1,900              31
   Activision (B)*                                       54,900           1,040
   Acxiom                                                 1,100              24
   Adaptec*                                               5,800              22
   ADC Telecommunications*                                2,900              49
   Adobe Systems*                                           966              40
   Adtran (B)                                             2,700              66
   Advanced Analogic Technologies*                        9,310              61
   Advent Software*                                      10,200             356
   Aeroflex*                                              2,100              28
   Agere Systems*                                         3,054              69
   Akamai Technologies (B)*                              32,581           1,626
   Alliance Semiconductor*                               29,600             134
   Amdocs*                                                2,700              99
   AMIS Holdings*                                        11,801             129
   Amkor Technology*                                      4,696              59
   Andrew*                                                3,400              36
   Ansys*                                                 2,100             107
   aQuantive (B)*                                        42,300           1,181
   Ariba*                                                 2,900              27
   ARM Holdings ADR                                      56,700             445
   Arris Group (B)*                                      27,800             391
   Arrow Electronics*                                     1,000              38
   Asyst Technologies*                                    1,969              14
   Atheros Communications (B)*                            2,200              53
   Atmel*                                                 6,800              34
   ATMI*                                                  1,000              31
   Autodesk*                                              1,000              38
   Avanex (B)*                                           72,200             129
   Avaya (B)*                                            47,400             560
   Avnet*                                                13,200             477
   Avocent*                                              26,790             723
   AVX                                                    4,600              70
   Axcelis Technologies*                                  5,300              40
   BEA Systems*                                           3,400              39
   BearingPoint (B)*                                     51,100             391
   Bel Fuse, Cl B                                           600              23
   Benchmark Electronics*                                   954              20
   BISYS Group (B)*                                       2,700              31
   Black Box                                              6,200             227
   Blackboard (B)*                                       14,200             478
   BMC Software*                                          4,800             148
   Brightpoint*                                           1,830              21
   Broadcom, Cl A*                                          756              24
   Brocade Communications Systems*                       93,900             894
   Brooks Automation (B)*                                73,400           1,259
   Cabot Microelectronics (B)*                            3,100             104
   CACI International, Cl A*                                800              37
   Cadence Design Systems (B)*                            2,600              55
   Carrier Access*                                          964               5

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ceridian*                                              4,500   $         157
   Checkfree*                                            13,800             512
   Checkpoint Systems*                                    5,812             138
   Ciena*                                                 1,600              45
   Cirrus Logic*                                         10,362              79
   Citrix Systems*                                       25,101             804
   CNET Networks (B)*                                    99,500             867
   Cogent*                                                6,800              91
   Cognex                                                 7,200             156
   Cognizant Technology Solutions, Cl A*                  3,700             327
   Coherent*                                                400              13
   Cohu                                                     297               6
   CommScope (B)*                                        18,605             798
   Comtech Group (B)*                                    15,755             275
   Comtech Telecommunications*                            1,000              39
   Comverse Technology (B)*                              30,900             660
   Convergys*                                            17,000             432
   Cree (B)*                                              1,084              18
   CSG Systems International (B)*                         5,309             133
   CTS                                                    3,100              43
   Cymer*                                                18,016             749
   Cypress Semiconductor*                                 3,500              65
   DealerTrack Holdings (B)*                              9,510             292
   Diebold                                                  800              38
   Digital River*                                           800              44
   Ditech Networks*                                       3,800              31
   Dolby Laboratories, Cl A*                              1,500              52
   DST Systems*                                             800              60
   Dycom Industries*                                      1,400              36
   Earthlink (B)*                                        85,300             627
   Echelon (B)*                                           2,600              27
   eFunds*                                                1,400              37
   Electro Scientific Industries*                         1,000              19
   Electronic Data Systems                                8,972             248
   Electronics for Imaging*                              15,530             364
   Emulex*                                                  990              18
   Entegris*                                              3,600              39
   EPIQ Systems*                                          4,380              89
   Equinix (B)*                                             500              43
   eSpeed, Cl A*                                          1,150              11
   Euronet Worldwide (B)*                                 1,100              30
   F5 Networks (B)*                                      14,000             934
   Factset Research Systems                               6,900             434
   Fair Isaac                                             8,518             329
   Fairchild Semiconductor
     International (B)*                                   6,600             110
   FEI*                                                   7,800             281
   Fidelity National Information
     Services (B)                                           900              41
   Flextronics International (B)*                       115,900           1,268
   Flir Systems (B)*                                     13,310             475
   Formfactor (B)*                                        9,065             406


--------------------------------------------------------------------------------
76         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Forrester Research*                                      900   $          26
   Foundry Networks (B)*                                 72,500             984
   Gartner*                                               2,600              62
   Global Cash Access (B)*                               48,800             814
   Global Payments                                          800              27
   Greenfield Online (B)*                                 4,400              70
   Harmonic*                                              6,000              59
   Harris                                                   800              41
   Heartland Payment Systems                              3,400              80
   Hewitt Associates, Cl A*                               7,134             209
   Hyperion Solutions*                                    1,950             101
   Ikanos Communications*                                34,550             268
   Imation                                               13,881             561
   Informatica (B)*                                      46,900             630
   Ingram Micro, Cl A*                                    5,381             104
   Interdigital Communications*                           1,000              32
   Intermec*                                              1,356              30
   International Rectifier*                               1,432              55
   Intersil, Cl A                                        16,100             426
   Intevac*                                              13,860             365
   Iron Mountain*                                         1,200              31
   Isilon Systems (B)*                                   28,100             454
   Itron (B)*                                             2,135             139
   Ixia*                                                  4,400              41
   j2 Global Communications*                              1,100              30
   Jack Henry & Associates (B)                           11,800             284
   JDS Uniphase (B)*                                      3,000              46
   Juniper Networks*                                     12,619             248
   Keane*                                                 4,200              57
   Kemet*                                                 2,900              22
   Keynote Systems*                                      31,700             425
   Kopin (B)*                                             8,800              30
   Kronos*                                                1,000              54
   Kulicke & Soffa Industries*                              912               8
   L-1 Identity Solutions (B)*                           14,523             240
   Lam Research (B)*                                      1,600              76
   Lattice Semiconductor*                               196,900           1,152
   Lawson Software (B)*                                   3,400              28
   Lexmark International, Cl A*                           9,000             526
   Lightbridge*                                           1,410              25
   Littelfuse*                                            7,600             309
   LSI Logic (B)*                                        51,200             535
   Macrovision*                                           1,200              30
   Manhattan Associates*                                 14,805             406
   Mantech International, Cl A*                             900              30
   Mattson Technology*                                      608               6
   MAXIMUS                                                  426              15
   McAfee*                                                4,011             117
   Mellanox Technologies*                                12,600             183
   MEMC Electronic Materials*                             1,700             103
   Mentor Graphics*                                       2,900              47
   Mercury Computer Systems*                             11,200             155

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Methode Electronics                                   34,997   $         517
   Mettler Toledo International*                            400              36
   Micrel*                                                2,700              30
   Microsemi (B)*                                        37,800             787
   MicroStrategy, Cl A*                                     517              65
   MKS Instruments*                                      17,800             454
   MoneyGram International                                1,000              28
   Monolithic Power Systems*                              4,333              56
   MPS Group*                                             1,700              24
   MTS Systems                                            1,074              42
   National Instruments                                   1,300              34
   National Semiconductor                                12,300             297
   NAVTEQ (B)*                                            1,700              59
   NCR*                                                  18,700             893
   Ness Technologies*                                     2,600              33
   Net 1 UEPS Technologies (B)*                           1,300              32
   Netgear*                                               1,300              37
   Netlogic Microsystems*                                   425              11
   Newport*                                               1,300              21
   NIC                                                    3,700              20
   Novell*                                                4,200              30
   Nuance Communications (B)*                            53,600             821
   Omnivision Technologies (B)*                           2,800              36
   ON Semiconductor (B)*                                  9,300              83
   Openwave Systems (B)*                                  3,600              29
   Opsware*                                               3,500              25
   Orckit Communications*                                22,900             233
   OSI Systems*                                             588              16
   Palm*                                                  1,200              22
   Paxar*                                                 5,050             145
   Perficient*                                           13,405             265
   Pericom Semiconductor*                                 2,100              21
   Perot Systems, Cl A (B)*                              37,500             670
   Photronics*                                            3,222              50
   Plantronics                                            2,600              61
   Plexus*                                                1,200              21
   PMC-Sierra (B)*                                        5,600              39
   Polycom*                                              76,900           2,563
   Powerwave Technologies*                                7,010              40
   Presstek*                                              1,150               7
   Progress Software*                                     1,200              37
   QLogic*                                                4,800              82
   Quality Systems*                                       6,445             258
   Quantum (B)*                                         128,400             347
   Quest Software*                                       11,300             184
   Rackable Systems (B)*                                  4,500              76
   RADWARE*                                              14,200             192
   Rambus (B)*                                            2,500              53
   RealNetworks*                                          3,700              29
   Red Hat (B)*                                          97,500           2,236
   Renaissance Learning                                   2,000              26
   RF Micro Devices (B)*                                251,600           1,567


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         77

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Rofin-Sinar Technologies*                                500   $          30
   S1*                                                    3,900              23
   Sabre Holdings, Cl A                                   4,462             146
   SafeNet*                                               1,500              42
   Salesforce.com (B)*                                   20,250             867
   Sanmina-SCI*                                          14,438              52
   Sapient*                                               5,700              39
   Satyam Computer Services ADR (B)                      27,100             615
   SAVVIS*                                               14,400             689
   Scansource (B)*                                        1,200              32
   Seachange International*                              40,700             331
   Seagate Technology (B)                                21,659             505
   Semtech*                                               4,000              54
   Silicon Image*                                         3,700              30
   Silicon Laboratories*                                    700              21
   Sina*                                                  7,805             262
   Sirf Technology Holdings (B)*                          1,200              33
   SkillSoft ADR*                                        36,495             305
   Skyworks Solutions (B)*                              246,900           1,420
   Smith Micro Software*                                 16,060             299
   Solectron*                                           344,000           1,084
   Sonic Solutions (B)*                                  15,000             212
   Sonus Networks*                                        6,500              52
   Standard Microsystems*                                   538              16
   Sun Microsystems*                                     45,557             274
   Sunpower, Cl A (B)*                                    4,800             218
   Supertex (B)*                                            900              30
   Sybase (B)*                                           16,900             427
   Sycamore Networks*                                    11,300              42
   SYKES Enterprises*                                    35,800             653
   Synaptics*                                             1,300              33
   SYNNEX*                                                1,023              22
   Synopsys*                                             34,488             905
   Syntel                                                 2,100              73
   Take-Two Interactive Software (B)*                     2,600              52
   Talx                                                   1,300              43
   Tech Data*                                             6,924             248
   Technitrol                                            20,900             547
   Tekelec (B)*                                          50,100             747
   Tektronix                                                976              27
   Tellabs*                                               5,700              56
   Teradyne (B)*                                          1,735              29
   Tessera Technologies*                                    900              36
   THQ (B)*                                              24,200             827
   TIBCO Software*                                      148,055           1,261
   Transaction Systems Architects*                          700              23
   Trident Microsystems (B)*                             41,100             824
   Trimble Navigation*                                   13,890             373
   Triquint Semiconductor*                                5,800              29
   Ultratech (B)*                                        31,500             429
   Unisys*                                                4,080              34
   United Online                                         29,300             411

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Utstarcom (B)*                                        40,700   $         337
   Valueclick*                                            1,400              37
   Varian Semiconductor Equipment Associates*            19,311           1,031
   Vasco Data Security International*                    17,950             321
   Veeco Instruments*                                     5,806             113
   VeriFone Holdings*                                     9,960             366
   Verint Systems*                                       16,800             540
   VeriSign*                                             13,284             334
   Viasat*                                                9,555             315
   Virage Logic*                                          4,100              30
   Vishay Intertechnology*                               55,500             776
   Wavecom ADR*                                          17,600             395
   Websense*                                              1,500              34
   Western Digital (B)*                                  55,800             938
   Wind River Systems (B)*                              111,100           1,104
   Zoran (B)*                                            48,874             832
                                                                  --------------
                                                                         72,769
                                                                  --------------

MATERIALS -- 5.6%
   Airgas                                                22,100             932
   AK Steel Holding*                                      7,738             181
   Albemarle                                              4,800             198
   Allegheny Technologies (B)                             9,000             960
   Aptargroup                                             2,200             147
   Ball (B)                                              16,900             775
   Bowater (B)                                            7,061             168
   Brush Engineered Materials*                            7,495             363
   Buckeye Technologies*                                    554               7
   Cabot                                                  6,649             317
   Carpenter Technology                                   3,489             421
   Celanese, Ser A (B)                                   19,500             601
   Chesapeake                                             2,500              38
   Coeur d'Alene Mines (B)*                               5,200              21
   Commercial Metals                                     19,985             627
   Compass Minerals International (B)                     1,100              37
   Constar International (B)*                            18,500             164
   Crown Holdings*                                       45,883           1,122
   Cytec Industries (B)                                  21,800           1,226
   Deltic Timber                                            700              34
   Eagle Materials                                          800              36
   Eastman Chemical                                       8,500             538
   Ferro                                                  1,925              42
   Florida Rock Industries                                  900              61
   FMC                                                   17,396           1,312
   Glatfelter                                             2,300              34
   Greif, Cl A                                            5,799             644
   H.B. Fuller                                            1,600              44
   Headwaters (B)*                                        4,529              99
   Hercules*                                             39,120             764
   Huntsman                                               2,452              47
   Innospec                                                 421              24


--------------------------------------------------------------------------------
78         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   International Flavors & Fragrances                       500   $          24
   Koppers Holdings                                       2,185              56
   Louisiana-Pacific                                     29,700             596
   Lubrizol                                              14,300             737
   MacDermid                                                900              31
   Martin Marietta Materials                                300              41
   Material Sciences*                                       773               8
   MeadWestvaco (B)                                      14,800             456
   Metal Management                                       2,166             100
   Mosaic (B)*                                            6,500             173
   Neenah Paper                                           4,652             185
   NewMarket                                                467              19
   NL Industries                                          2,700              29
   NN                                                     2,200              27
   Olympic Steel                                            460              14
   Omnova Solutions*                                        608               3
   Owens-Illinois*                                       15,627             403
   Packaging of America                                     900              22
   PolyOne*                                              37,100             226
   Pope & Talbot*                                         1,291               9
   Quaker Chemical                                          385               9
   Quanex (B)                                            19,125             810
   Rinker Group ADR (B)                                   1,200              87
   Rock-Tenn, Cl A                                       31,200           1,036
   Royal Gold (B)                                           900              27
   RTI International Metals*                                208              19
   Schnitzer Steel Industries, Cl A (B)                   1,339              54
   Schweitzer-Mauduit International                       1,500              37
   Sealed Air                                             1,200              38
   Sensient Technologies                                  3,400              88
   Sigma-Aldrich (B)                                      5,800             241
   Silgan Holdings                                        2,135             109
   Smurfit-Stone Container (B)*                           2,800              32
   Spartech                                               1,105              32
   Steel Dynamics                                        13,800             596
   Stillwater Mining*                                     4,200              53
   Symyx Technologies*                                   36,238             642
   Temple-Inland                                            500              30
   Terra Industries (B)*                                 11,800             207
   Texas Industries (B)                                   7,411             560
   Titanium Metals*                                         669              24
   United States Steel                                    6,400             635
   Valhi                                                  1,400              19
   Valspar                                               14,000             390
   Wausau Paper (B)                                       6,405              92
   Wheeling-Pittsburgh*                                   1,700              40
                                                                  --------------
                                                                         21,050
                                                                  --------------

TELECOMMUNICATION SERVICES -- 1.4%
   Alaska Communications Systems Group                    7,030             104
   American Tower, Cl A*                                  5,315             207
   Cbeyond*                                               1,500              44

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Centennial Communications*                             3,555   $          29
   CenturyTel                                            19,200             868
   Cincinnati Bell*                                         950               5
   Citizens Communications                               12,715             190
   Clearwire, Cl A (B)*                                  38,800             794
   Cogent Communications Group*                           9,700             229
   Consolidated Communications Holdings                   1,011              20
   Crown Castle International*                            3,022              97
   CT Communications                                      2,000              48
   Dobson Communications, Cl A*                           2,120              18
   Fairpoint Communications (B)                           1,900              37
   General Communication, Cl A*                           1,800              25
   Global Crossing*                                         795              22
   IDT, Cl B (B)                                          2,100              24
   Iowa Telecommunications Services                       5,260             105
   Leap Wireless International*                           8,530             563
   Level 3 Communications (B)*                           35,722             218
   NII Holdings*                                            800              59
   North Pittsburgh Systems                               1,200              26
   Price Communications (B)                               3,800              76
   Qwest Communications International*                   25,629             230
   SBA Communications, Cl A (B)*                         36,875           1,090
   Telephone & Data Systems                                 600              36
   Vonage Holdings (B)*                                  11,475              40
   Windstream                                             2,200              32
                                                                  --------------
                                                                          5,236
                                                                  --------------

UTILITIES -- 4.7%
   AES*                                                   1,478              32
   AGL Resources                                          7,600             325
   Allegheny Energy (B)*                                  1,500              74
   Allete (B)                                             8,000             373
   Alliant Energy                                           383              17
   Avista (B)                                            26,200             635
   Black Hills (B)                                       10,880             400
   Cascade Natural Gas                                    4,900             129
   Centerpoint Energy (B)                                44,900             805
   CH Energy Group (B)                                    1,700              83
   Cleco                                                  1,200              31
   CMS Energy                                            48,000             854
   Consolidated Edison                                      500              26
   Constellation Energy Group                             7,700             669
   DPL                                                    2,300              71
   Duquesne Light Holdings                                2,300              46
   Dynegy, Cl A*                                          4,200              39
   El Paso Electric*                                      2,000              53
   Empire District Electric (B)                           4,841             120
   Energen                                                4,800             244
   EnergySouth                                              800              34
   Equitable Resources                                    9,454             457
   Integrys Energy Group                                 11,937             663
   ITC Holdings                                           1,000              43
   Laclede Group                                          5,300             165


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         79

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   MDU Resources Group (B)                               67,175   $       1,931
   MGE Energy                                             2,200              78
   National Fuel Gas                                      2,400             104
   New Jersey Resources                                     900              45
   Nicor (B)                                              7,200             349
   Northeast Utilities (B)                                6,018             197
   Northwest Natural Gas                                  1,300              59
   NorthWestern                                           4,600             163
   NRG Energy (B)*                                        6,500             468
   Oneok                                                  8,440             380
   Ormat Technologies (B)                                10,500             441
   Otter Tail                                             2,200              75
   Pepco Holdings                                        22,000             638
   Pinnacle West Capital (B)                             19,300             931
   PNM Resources (B)                                     20,562             664
   PPL                                                    2,600             106
   Progress Energy                                        3,415             172
   Puget Energy                                          16,000             411
   Reliant Energy*                                       28,288             575
   SCANA                                                  6,577             284
   Sempra Energy (B)                                      2,900             177
   Southern Union (B)                                    29,700             903
   Southwest Gas                                          2,051              80
   Southwest Water (B)                                    2,400              35
   TECO Energy (B)                                       32,679             562
   UGI                                                   34,500             921
   UIL Holdings                                             833              29
   Unisource Energy                                         358              13
   Vectren                                               11,100             317
   Wisconsin Energy                                       4,100             199
                                                                  --------------
                                                                         17,695
                                                                  --------------
Total Common Stock
   (Cost $296,019) ($ Thousands)                                        362,483
                                                                  --------------

                                                      Number of
                                                       Warrants
                                                  -------------
WARRANTS -- 0.0%
   Washington Mutual (D)*                               116,700              20
                                                                  --------------
Total Warrants
   (Cost $27) ($ Thousands)                                                  20
                                                                  --------------
CASH EQUIVALENTS**++ -- 38.7%
   SEI Daily Income Trust
     Prime Obligation Fund,
     Cl A, 5.180%                                    13,833,939          13,834
   SEI Liquidity Fund LP,
     5.520% (C)                                     132,069,190         132,069
                                                                  --------------
Total Cash Equivalents
   (Cost $145,903) ($ Thousands)                                        145,903
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (E) -- 0.2%
   U.S. Treasury Bill
     5.074%, 05/24/07                             $         641   $         637
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $637) ($ Thousands)                                                637
                                                                  --------------
Total Investments -- 135.0%
   (Cost $442,586) ($ Thousands)                                  $     509,043
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                               NUMBER OF      EXPIRATION    APPRECIATION
CONTRACT                              CONTRACTS            DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI                    96        Jun-2007   $         223
S&P 400 Index E-MINI                         78        Jun-2007             160
                                                                  -------------
                                                                  $         383
                                                                  =============

Percentages are based on Net Assets of $376,954 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+     Real Estate Investment Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2007 (see Note 7). The total value of securities on loan at March 31, 2007 was $129,229 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2007 was $132,069 ($ Thousands).

(D)   This warrant does not have a strike price or expiration date.

(E)   The rate reported is the effective yield at time of purchase.

ADR -- American Depositary Receipt

Cl  -- Class

LLC -- Limited Liability Company

LP -- Limited Partnership

Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
80         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

Small/Mid Cap Diversified Alpha Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                               17.9%
Asset-Backed Securities                                  11.6%
Industrials                                              11.1%
Information Technology                                   10.8%
U.S. Government Agency Mortgage-Backed Obligations       10.0%
Consumer Discretionary                                    8.3%
Short-Term Investments                                    7.3%
Health Care                                               6.4%
Materials                                                 4.6%
Energy                                                    3.6%
Utilities                                                 3.5%
Consumer Staples                                          2.4%
U.S. Government Agency Obligations                        1.3%
Telecommunication Services                                1.0%
U.S. Treasury Obligation                                  0.2%

# Percentages based on total investments

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 71.9%

CONSUMER DISCRETIONARY -- 9.2%
   Abercrombie & Fitch, Cl A                                 675   $         51
   Amazon.com*                                             1,760             70
   American Eagle Outfitters (C)                           4,550            136
   ArvinMeritor (C)                                        5,050             92
   Asbury Automotive Group (C)                             2,261             64
   Barnes & Noble                                            860             34
   Big Lots (C)*                                           5,291            165
   Black & Decker                                            826             67
   Blockbuster, Cl A*                                         62             --
   Blyth                                                     110              2
   Bon-Ton Stores                                            910             51
   Books-A-Million                                         1,607             23
   Boyd Gaming                                               565             27
   Brinker International (C)                               1,300             43
   Brown Shoe (C)                                          4,430            186
   Building Materials Holding (C)                          3,600             65
   Cablevision Systems, Cl A                               4,140            126
   CBRL Group                                              2,765            128
   Centex                                                    525             22
   Charlotte Russe Holding*                                2,631             76
   Charming Shoppes*                                       8,065            104
   Citadel Broadcasting (C)                                2,700             26
   Coinstar (C)*                                           3,993            125
   Corinthian Colleges*                                      340              5
   Cumulus Media, Cl A (C)*                                1,800             17
   Denny's*                                               11,060             54
   Directed Electronics (C)*                                 900              8
   Dollar Tree Stores (C)*                                 3,600            138
   Dover Downs Gaming & Entertainment (C)                  1,100             14
   Dress Barn (C)*                                         1,200             25
   DSW, Cl A*                                                406             17
   DXP Enterprises*                                          100              4
   Eastman Kodak                                           1,100             25
   Eddie Bauer Holdings*                                  18,700            213

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Entercom Communications                                 3,840   $        108
   Family Dollar Stores                                    1,208             36
   Foot Locker                                             3,380             80
   Ford Motor                                                460              4
   GameStop, Cl A*                                         3,600            117
   Getty Images*                                             360             17
   Gildan Activewear*                                      1,700            100
   Goodyear Tire & Rubber*                                 3,517            110
   Gray Television                                         4,900             51
   Group 1 Automotive                                        125              5
   Gymboree (C)*                                           2,266             91
   Harley-Davidson (C)                                       300             18
   Harman International Industries                           200             19
   Harris Interactive*                                     5,743             35
   Hasbro (C)                                              5,965            171
   Hayes Lemmerz International*                           10,951             80
   Hovnanian Enterprises, Cl A*                            2,306             58
   ITT Educational Services*                                 400             33
   Jackson Hewitt Tax Service (C)                          4,675            150
   Jarden*                                                 2,910            111
   Jo-Ann Stores (C)*                                      2,823             77
   John Wiley & Sons, Cl A                                   650             25
   Jones Apparel Group                                     3,108             96
   K2*                                                     2,793             34
   Kimball International, Cl B                             2,953             57
   Knology*                                                1,193             19
   Lear (C)                                                2,400             88
   Lin TV, Cl A*                                           3,100             49
   Lodgenet Entertainment (C)*                             5,050            155
   Lodgian (C)*                                            1,700             23
   Maidenform Brands (C)*                                  4,191             97
   Marvel Entertainment (C)*                               3,800            105
   Meredith (C)                                            2,129            122
   Mothers Work*                                             183              6
   O'Charleys (C)*                                         7,999            154
   Office Depot (C)*                                       2,300             81
   OfficeMax (C)                                           2,265            119
   Oxford Industries (C)                                     800             40
   Payless Shoesource*                                     3,947            131
   Penn National Gaming*                                   1,830             78
   Perry Ellis International*                              4,585            147
   PetSmart                                                1,080             36
   Pier 1 Imports                                            885              6
   R.H. Donnelley                                          3,165            224
   Regis                                                   2,200             89
   Rent-A-Center*                                          2,795             78
   Retail Ventures*                                        5,006            105
   Saks                                                    4,137             86
   Sauer-Danfoss                                           2,328             70
   Scholastic (C)*                                         3,795            118
   Sirius Satellite Radio*                                 2,335              7
   Source Interlink*                                         350              2
   Stage Stores                                              315              7
   Standard Motor Products (C)                             9,247            158


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         81

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Standard-Pacific                                        8,846   $        185
   Steinway Musical Instruments (C)                          300             10
   Stoneridge*                                             1,936             20
   Sturm Ruger*                                            7,324             99
   Tempur-Pedic International (C)*                         6,620            172
   Tenneco*                                                  490             12
   Tiffany                                                 3,365            153
   Timberland, Cl A*                                       3,800             99
   Town Sports International
     Holdings (C)*                                         1,700             37
   TRW Automotive Holdings*                                1,575             55
   Valuevision Media, Cl A*                                  185              2
   Virgin Media                                               70              2
   Warnaco Group*                                            725             21
   Weight Watchers International                           1,460             67
   West Marine (C)*                                        9,121            166
   Wet Seal, Cl A (C)*                                     1,600             10
   Weyco Group                                                25              1
   Williams-Sonoma                                           170              6
   WMS Industries (C)*                                       700             27
   Xerium Technologies (C)                                 4,000             32
                                                                   -------------
                                                                          7,462
                                                                   -------------
CONSUMER STAPLES -- 2.7%
   Alliance One International (C)*                        20,833            192
   Andersons                                                 350             15
   Avon Products                                           1,330             50
   Bunge                                                     165             14
   Central Garden and Pet*                                   330              5
   Central Garden and Pet, Cl A*                             670             10
   Corn Products International                               925             33
   Energizer Holdings*                                        65              5
   Estee Lauder, Cl A (C)                                  1,200             59
   Imperial Sugar (C)                                        960             32
   Kroger (C)                                                900             25
   Lance                                                   6,700            136
   Loews - Carolina                                        1,927            146
   Longs Drug Stores (C)                                   4,500            232
   Mannatech (C)                                           1,600             26
   Molson Coors Brewing, Cl B (C)                          1,925            182
   Nash Finch (C)                                          1,672             58
   NBTY (C)*                                               2,979            158
   Pilgrim's Pride                                         2,260             75
   Reddy Ice Holdings (C)                                  5,172            156
   Safeway (C)                                             1,200             44
   Smart & Final*                                            235              5
   Smithfield Foods*                                       3,470            104
   Spectrum Brands*                                        1,385              9
   Tyson Foods, Cl A                                       1,110             21
   Universal (C)                                           4,831            296
   USANA Health Sciences*                                  1,700             80
                                                                   -------------
                                                                          2,168
                                                                   -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 4.0%
   Allis-Chalmers Energy*                                    250   $          4
   Arch Coal                                               1,250             38
   Arlington Tankers                                       4,400            105
   Basic Energy Services*                                  4,300            100
   Bronco Drilling*                                        6,900            114
   Callon Petroleum (C)*                                   4,600             62
   Carrizo Oil & Gas*                                      2,420             85
   Clayton Williams Energy*                                1,100             31
   Complete Production Services*                           4,700             94
   Consol Energy                                              45              2
   Delek US Holdings                                       5,500            105
   Dresser-Rand Group*                                     1,660             51
   Edge Petroleum (C)*                                     1,700             21
   Encore Acquisition*                                     4,400            106
   Evergreen Energy*                                       7,300             48
   Foundation Coal Holdings                                4,127            142
   Frontier Oil                                            2,391             78
   Gasco Energy*                                           3,315              8
   Hercules Offshore (C)*                                  3,100             81
   Holly                                                   1,426             85
   Input/Output (C)*                                       3,211             44
   Massey Energy                                           1,525             37
   Matrix Service (C)*                                     2,000             41
   Meridian Resource*                                     23,334             56
   NATCO Group, Cl A*                                         50              2
   Oilsands Quest*                                        19,200             66
   OPTI (Canada) (D)*                                      8,800            152
   Parallel Petroleum*                                     2,920             67
   Parker Drilling*                                        5,946             56
   Petroquest Energy*                                      7,617             89
   Plains Exploration & Production (C)*                    1,600             72
   Rentech*                                               31,930            100
   SEACOR Holdings (C)*                                    1,050            103
   St. Mary Land & Exploration (C)                         3,700            136
   Swift Energy (C)*                                       2,200             92
   SXR Uranium One (Canada) (D)*                           6,500             90
   Synenco Energy, Cl A (Canada) (D)*                      9,340             96
   Tesoro                                                    320             32
   Tidewater (C)                                           2,200            129
   Toreador Resources (C)*                                   700             13
   Trico Marine Services*                                    345             13
   Universal Compression Holdings*                           885             60
   USEC (C)*                                              11,776            191
   Venoco*                                                 4,500             80
   World Fuel Services                                     1,490             69
                                                                   -------------
                                                                          3,246
                                                                   -------------
FINANCIALS -- 13.7%
   A.G. Edwards (C)                                        2,510            174
   Acadia Realty Trust+                                    3,400             89
   Affiliated Managers Group (C)*                          1,050            114
   Alexandria Real Estate Equities+                          500             50


--------------------------------------------------------------------------------
82         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   AllianceBernstein Holding                                  90   $          8
   American Financial Group (C)                           10,774            367
   American Home Mortgage
     Investment+ (C)                                      10,280            277
   AmeriCredit (C)*                                        3,640             83
   Ameriprise Financial (C)                                  700             40
   Amerisafe (C)*                                          5,942            112
   Annaly Capital Management+                             13,208            204
   Anthracite Capital+                                     3,516             42
   Anworth Mortgage Asset+                                 4,490             44
   Arbor Realty Trust+ (C)                                 1,400             43
   Arch Capital Group*                                     1,800            123
   Asset Acceptance Capital (C)*                             700             11
   Associated Banc                                         3,000            101
   Assurant                                                2,520            135
   Asta Funding (C)                                          300             13
   Bankunited Financial, Cl A (C)                         11,119            236
   Banner (C)                                                400             17
   BlackRock                                                 310             48
   Calamos Asset Management, Cl A (C)                      5,530            123
   Camden Property Trust+                                  1,200             84
   Canaccord Capital (Canada) (D)                          6,600            127
   CapitalSource+                                            333              8
   Cash America International (C)                          2,793            115
   CB Richard Ellis Group, Cl A*                           1,672             57
   Cedar Shopping Centers+                                   885             14
   Central Pacific Financial                               2,840            104
   Chicago Mercantile Exchange
     Holdings, Cl A                                          125             67
   City Bank (C)                                           1,425             46
   CNA Financial (C)*                                      2,500            108
   Colonial BancGroup                                      1,960             49
   Community Bancorp (C)*                                  4,355            134
   Community Trust Bancorp (C)                               400             14
   CompuCredit*                                            2,550             80
   Corus Bankshares (C)                                   10,652            182
   DiamondRock Hospitality+ (C)                            4,600             87
   Dime Community Bancshares                               5,830             77
   Dollar Financial (C)*                                   3,900             99
   Downey Financial (C)                                    3,109            201
   Duke Realty+ (C)                                        2,100             91
   Dundee (Canada)+ (D)                                    2,600             89
   Dundee Wealth Management
     (Canada) (D)                                          6,800             93
   Eaton Vance                                             5,654            201
   EMC Insurance Group                                       935             24
   Entertainment Properties Trust+ (C)                     2,361            142
   FelCor Lodging Trust+ (C)                               4,600            119
   First Cash Financial Services*                             75              2
   First Defiance Financial                                  552             16
   First Industrial Realty Trust+ (C)                      2,235            101
   First Marblehead                                          639             29
   FirstFed Financial (C)*                                 4,049            230
   Forest City Enterprises, Cl A                           2,485            164

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Gluskin Sheff + Associates
     (Canada) (D)                                          4,000   $         69
   GMP Capital Trust (Canada) (D)*                         2,900             54
   Great Southern Bancorp                                  1,760             52
   Grubb & Ellis Realty Advisors*                         15,500             98
   Hanover Insurance Group                                 2,860            132
   HCC Insurance Holdings                                  1,800             55
   Hersha Hospitality Trust+                               9,600            113
   Highbury Financial Units*                               7,600             62
   Highland Hospitality+ (C)                               3,700             66
   Hospitality Properties Trust+ (C)                       3,728            174
   Housevalues (C)*                                        2,500             13
   IndyMac Bancorp                                         2,200             71
   IntercontinentalExchange*                                  70              9
   Investment Technology Group (C)*                        2,100             82
   iStar Financial+                                        1,573             74
   ITLA Capital (C)                                        2,388            124
   Jones Lang LaSalle (C)                                  1,564            163
   Kansas City Life Insurance                              1,000             45
   KKR Financial+ (C)                                        400             11
   Legg Mason                                                100              9
   Longview Fibre+                                           685             17
   MAF Bancorp                                               225              9
   Marsh & McLennan                                        3,290             96
   Medical Properties Trust+ (C)                             500              7
   MFA Mortgage Investments+                              11,200             86
   MGIC Investment (C)                                     2,060            121
   Mid-State Bancshares                                      390             14
   NASDAQ Stock Market*                                    3,300             97
   National City                                              40              1
   National Financial Partners                               525             25
   National Retail Properties+ (C)                         4,500            109
   Nationwide Financial Services,
     Cl A (C)                                              3,325            179
   Navigators Group*                                         515             26
   New York Community Bancorp                             14,390            253
   Newcastle Investment+ (C)                               4,855            135
   NorthStar Realty Finance+ (C)*                          9,626            146
   NYSE Group*                                               350             33
   Ocwen Financial*                                        4,064             52
   Pacific Capital Bancorp (C)                             2,140             69
   Penson Worldwide (C)*                                     700             21
   PFF Bancorp                                             5,140            156
   Philadelphia Consolidated
     Holding (C)*                                          1,400             62
   Platinum Underwriters Holdings                          2,900             93
   PMI Group (C)                                           3,335            151
   Prologis+ (C)                                           1,300             84
   RAIT Financial Trust+                                   3,563            100
   Realty Income+                                          1,900             54
   Redwood Trust+                                            880             46
   Resource Capital+ (C)                                   2,000             32
   South Financial Group                                   5,000            124
   Southwest Bancorp                                       1,359             35


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         83

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   St. Joe                                                 3,855   $        202
   Sterling Bancorp                                          135              2
   SVB Financial Group (C)*                                2,300            112
   SWS Group                                               4,100            102
   T. Rowe Price Group                                       315             15
   Taylor Capital Group (C)                                3,050            107
   TCF Financial                                           3,550             94
   TD Ameritrade Holding*                                  3,135             47
   TD Banknorth                                            4,495            145
   TierOne (C)                                             4,296            116
   Transatlantic Holdings                                    175             11
   Triad Guaranty (C)*                                     2,380             99
   Trico Bancshares                                          425             10
   UCBH Holdings                                           2,935             55
   United Community Banks (C)                                800             26
   United Fire & Casualty                                  2,170             76
   United Security Bancshares (C)                            200              4
   UnumProvident                                           1,800             41
   Washington Federal                                      4,180             98
   Washington Trust Bancorp                                  376             10
   West Coast Bancorp (C)                                    300             10
   Westamerica Bancorporation                              1,685             81
   Wilshire Bancorp (C)                                      700             11
   Winthrop Realty Trust+                                  9,700             64
   World Acceptance (C)*                                   4,495            180
   WR Berkley (C)                                            800             26
                                                                   -------------
                                                                         11,061
                                                                   -------------
HEALTH CARE -- 7.2%
   Abaxis*                                                 1,100             27
   Abraxis BioScience*                                     1,790             48
   Air Methods*                                              535             13
   Albany Molecular Research*                              9,174             90
   Alpharma, Cl A                                            370              9
   American Dental Partners*                               4,390             95
   AMERIGROUP (C)*                                         5,683            173
   Amsurg*                                                 4,220            103
   Amylin Pharmaceuticals*                                   215              8
   Analogic                                                  165             10
   Applera-Applied Biosystems
     Group (C)                                               600             18
   Applera-Celera Group*                                   5,000             71
   Apria Healthcare Group (C)*                             6,692            216
   Arena Pharmaceuticals*                                  6,400             70
   Ariad Pharmaceuticals*                                 16,200             73
   Array Biopharma*                                        3,900             50
   Bausch & Lomb                                             550             28
   Bio-Reference Labs*                                       520             13
   Biogen Idec*                                              450             20
   Biosite*                                                2,100            176
   Bradley Pharmaceuticals (C)*                            2,403             46
   Centene (C)*                                            1,430             30
   Cephalon (C)*                                             700             50

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Chemed                                                    800   $         39
   Computer Programs & Systems                               220              6
   Conmed*                                                 4,189            122
   Corvel*                                                 1,183             36
   Cubist Pharmaceuticals (C)*                             1,300             29
   CV Therapeutics*                                       13,800            109
   Cytyc (C)*                                              1,700             58
   Dade Behring Holdings                                   1,150             50
   Digene (C)*                                               500             21
   Eclipsys*                                                 990             19
   Emdeon*                                                   270              4
   Encysive Pharmaceuticals*                              16,400             44
   Endo Pharmaceuticals Holdings (C)*                      5,510            162
   Enzon Pharmaceuticals (C)*                              2,300             19
   eResearch Technology*                                   2,725             21
   Exelixis (C)*                                          11,500            114
   Forest Laboratories (C)*                                  400             21
   Genzyme*                                                1,915            115
   Greatbatch*                                               410             11
   Healthspring*                                             686             16
   Human Genome Sciences*                                  7,200             77
   Humana (C)*                                             1,400             81
   I-Flow*                                                   110              2
   Immunomedics*                                           9,822             45
   IMS Health                                              2,225             66
   Incyte*                                                15,700            104
   Inverness Medical Innovations*                            795             35
   Kensey Nash (C)*                                          600             18
   Kindred Healthcare*                                       310             10
   Kinetic Concepts (C)*                                   2,600            132
   King Pharmaceuticals (C)*                               7,706            152
   Manor Care                                              2,300            125
   Matria Healthcare*                                        340              9
   Medcath (C)*                                            4,112            112
   Medical Staffing Network Holdings*                      9,652             61
   Medicines*                                              2,500             63
   Mentor                                                  4,972            229
   MGI Pharma (C)*                                           700             16
   Mylan Laboratories (C)                                  3,400             72
   Neurocrine Biosciences*                                   170              2
   Noven Pharmaceuticals (C)*                              3,472             81
   Odyssey HealthCare*                                     8,445            111
   Omnicell*                                                 725             15
   Option Care                                             7,000             93
   Par Pharmaceutical*                                       440             11
   PerkinElmer                                             5,590            135
   PharmaNet Development Group (C)*                        3,165             82
   PolyMedica                                              2,700            114
   Pozen (C)*                                              1,300             19
   PRA International*                                        135              3
   Progenics Pharmaceuticals (C)*                            900             21
   Quidel (C)*                                             3,725             45
   Respironics*                                               60              3
   Savient Pharmaceuticals*                                4,439             53


--------------------------------------------------------------------------------
84         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Sciele Pharma (C)*                                      6,174   $        146
   Sirona Dental Systems (C)*                              1,080             37
   SurModics*                                                 60              2
   Symbion*                                                5,100            100
   Techne (C)*                                               500             29
   Tenet Healthcare*                                       5,485             35
   Trimeris (C)*                                           1,800             12
   United Therapeutics (C)*                                  400             22
   Universal Health Services, Cl B                           210             12
   Vertex Pharmaceuticals*                                   550             15
   Viropharma (C)*                                         1,700             24
   Watson Pharmaceuticals (C)*                             9,429            249
   WellCare Health Plans (C)*                              1,674            143
   West Pharmaceutical Services (C)                        4,646            216
   Zoll Medical*                                           3,088             82
                                                                   -------------
                                                                          5,774
                                                                   -------------
INDUSTRIALS -- 12.6%
   ABM Industries                                          1,353             36
   ABX Air*                                                1,390             10
   Aceto                                                   5,540             44
   Actuant, Cl A                                             585             30
   Acuity Brands (C)                                       3,033            165
   AGCO (C)*                                               5,142            190
   Alaska Air Group*                                       3,545            135
   Albany International, Cl A                              2,974            107
   Alexander & Baldwin                                       560             28
   Alliant Techsystems*                                    1,307            115
   Allied Waste Industries (C)*                            8,800            111
   Amerco*                                                   242             17
   American Commercial Lines*                              4,200            132
   American Reprographics*                                 2,339             72
   American Science & Engineering (C)*                       900             47
   American Woodmark                                       1,949             72
   AMR (C)*                                                1,745             53
   AO Smith                                                  650             25
   Aries Maritime Transport                                2,300             19
   Armor Holdings*                                         1,500            101
   ASV*                                                      150              2
   Atlas Air Worldwide Holdings (C)*                       1,500             79
   Badger Meter                                              335              9
   Barnes Group                                            1,598             37
   BE Aerospace*                                           4,049            128
   Blount International*                                   5,400             67
   Briggs & Stratton                                       4,970            153
   Bucyrus International, Cl A                             1,886             97
   Builders FirstSource (C)*                               4,500             72
   C&D Technologies                                        1,200              6
   Capstone Turbine*                                       1,650              2
   Central Parking                                         3,705             82
   Ceradyne (C)*                                             700             38
   ChoicePoint*                                              370             14
   Clean Harbors*                                             40              2

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Columbus McKinnon*                                        865   $         19
   Comfort Systems USA                                     2,375             28
   COMSYS IT Partners (C)*                                 4,494             89
   Con-way                                                 1,150             57
   Continental Airlines, Cl B (C)*                         5,508            200
   Corrections of America*                                 1,680             89
   Cummins (C)                                             1,916            277
   Curtiss-Wright                                          5,553            214
   Deere                                                     350             38
   Deluxe                                                    237              8
   Dover (C)                                               2,000             98
   Dun & Bradstreet                                        1,785            163
   EDO                                                       850             22
   EMCOR Group (C)*                                        4,278            252
   EnerSys*                                                  260              4
   Equifax                                                 2,550             93
   ESCO Technologies*                                        420             19
   ExpressJet Holdings (C)*                               17,634            103
   Flint Energy Services (Canada) (D)*                     4,300             93
   Fluor                                                     135             12
   Force Protection*                                       4,500             84
   Foster Wheeler*                                         1,786            104
   Freightcar America                                      2,325            112
   FuelCell Energy*                                          435              3
   Gardner Denver (C)*                                     1,400             49
   GATX                                                    1,195             57
   General Cable (C)*                                      1,015             54
   General Electric                                          800             28
   Genlyte Group (C)*                                      1,400             99
   Geo Group*                                                485             22
   Goodman Global (C)*                                     2,300             41
   Goodrich                                                  590             30
   GrafTech International (C)*                            36,414            331
   Granite Construction (C)                                3,395            188
   Grupo Aeroportuario del Sureste ADR                     2,300            109
   H&E Equipment Services*                                 3,100             67
   Harsco (C)                                                600             27
   Heidrick & Struggles International (C)*                   500             24
   Herman Miller (C)                                       2,000             67
   Honeywell International                                   475             22
   Hudson Highland Group*                                    130              2
   IKON Office Solutions                                   6,140             88
   Infrasource Services*                                   4,624            141
   Ionatron*                                                 200              1
   Jacobs Engineering Group*                               3,120            146
   John H. Harland                                           213             11
   Joy Global                                              3,378            145
   Kaman                                                     635             15
   Kforce*                                                   560              8
   Kirby*                                                    475             17
   Ladish*                                                   560             21
   Layne Christensen (C)*                                    700             26
   Lincoln Electric Holdings                                 435             26


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         85

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Lydall*                                                 4,879   $         78
   Manitowoc (C)                                             669             43
   Moog, Cl A*                                             2,600            108
   Multi-Color*                                              376             13
   NACCO Industries, Cl A                                    717             99
   Navistar International*                                   785             36
   NCI Building Systems*                                   2,000             96
   Orbital Sciences (C)*                                   8,068            151
   Pacer International                                       285              8
   Parker Hannifin (C)                                     1,200            104
   Pentair                                                   475             15
   Perini (C)*                                             2,725            100
   Plug Power*                                               335              1
   Quanta Services*                                        6,900            174
   Republic Services (C)                                   9,675            269
   Robbins & Myers                                         2,606             97
   RR Donnelley & Sons (C)                                 2,700             99
   Ryder System (C)                                        1,400             69
   Sequa, Cl A*                                               50              6
   Shaw Group*                                             3,846            120
   Simpson Manufacturing                                   2,900             89
   SIRVA*                                                    525              2
   Spirit Aerosystems Holdings, Cl A*                      4,059            129
   Standard Register                                       2,984             38
   Steelcase, Cl A (C)                                     7,350            146
   Stericycle*                                               210             17
   Sun Hydraulics (C)                                        600             16
   Superior Essex*                                           950             33
   TAL International Group                                 4,100             98
   Teleflex (C)                                            2,166            147
   Terex*                                                  1,900            136
   Thomas & Betts (C)*                                     1,400             68
   Timken                                                  1,680             51
   Tredegar (C)                                            5,918            135
   Trex*                                                      90              2
   UAL*                                                      485             19
   UAP Holding                                             1,440             37
   United Rentals*                                         3,000             83
   United Stationers*                                      2,275            136
   United Technologies                                       650             42
   Universal Forest Products (C)                             300             15
   URS*                                                    3,635            155
   USG*                                                      560             26
   Wabtec                                                  3,675            127
   Walter Industries                                       3,761             93
   Washington Group International*                         1,880            125
   Waste Connections*                                        960             29
   Watson Wyatt Worldwide, Cl A (C)                        2,300            112
   WESCO International (C)*                                  200             13
   Williams Scotsman International (C)*                    1,485             29
                                                                   -------------
                                                                         10,174
                                                                   -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 12.3%
   24/7 Real Media (C)*                                   14,000   $        112
   Acxiom                                                    215              5
   Adaptec*                                               20,000             77
   ADC Telecommunications*                                 4,915             82
   Advanced Analogic Technologies*                         1,310              9
   Agere Systems*                                            210              5
   Akamai Technologies*                                    1,885             94
   AMIS Holdings (C)*                                      3,950             43
   Amkor Technology (C)*                                  12,040            150
   Andrew*                                                20,600            218
   Arris Group (C)*                                        3,764             53
   Arrow Electronics*                                      2,313             87
   AsiaInfo Holdings*                                      3,977             27
   Aspen Technology (C)*                                   2,700             35
   Asyst Technologies*                                    18,450            130
   Avaya (C)*                                              1,500             18
   Avocent*                                                   65              2
   AVX (C)                                                 4,400             67
   Benchmark Electronics*                                    350              7
   BMC Software (C)*                                         900             28
   Brightpoint*                                              700              8
   Broadcom, Cl A*                                           280              9
   Brocade Communications Systems*                         6,453             61
   C-COR*                                                  5,330             74
   Cadence Design Systems (C)*                             4,200             89
   Captaris*                                              13,014             75
   Carrier Access*                                           375              2
   Checkfree (C)*                                          1,200             45
   Checkpoint Systems*                                     2,185             52
   Cirrus Logic*                                           3,890             30
   Citrix Systems*                                         1,835             59
   CMGI*                                                  26,259             56
   Cogent*                                                 4,100             55
   Cohu                                                      115              2
   CommScope*                                              2,842            122
   Convergys (C)*                                          9,508            242
   CPI International (C)*                                    300              6
   Credence Systems*                                      17,920             59
   Cree*                                                     410              7
   CSG Systems International (C)*                          5,887            147
   CTS (C)                                                 9,764            135
   Cymer*                                                    260             11
   Cypress Semiconductor*                                  6,857            127
   Digimarc*                                               3,225             33
   Diodes*                                                 2,511             88
   Eagle Test Systems (C)*                                 2,100             35
   EFJ*                                                    6,800             36
   Electronic Data Systems (C)                             7,165            198
   Electronics for Imaging*                                1,860             44
   Emergis (Canada) (D)*                                  18,600            103
   EMS Technologies*                                       3,314             64
   Emulex (C)*                                             2,765             51
   EPIQ Systems*                                           5,645            115


--------------------------------------------------------------------------------
86         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   eSpeed, Cl A*                                             445   $          4
   Extreme Networks*                                       3,763             16
   Fair Isaac (C)                                          3,040            118
   Fidelity National Information
     Services (C)                                            500             23
   Flir Systems*                                             905             32
   Forrester Research*                                     1,284             36
   Genesis Microchip*                                      2,948             27
   Greenfield Online*                                      3,853             61
   Heartland Payment Systems                               1,280             30
   Hewitt Associates, Cl A*                                2,685             79
   Hutchinson Technology*                                  5,200            121
   Ikanos Communications*                                  2,915             23
   Imation                                                 2,360             95
   infoUSA (C)                                             1,800             17
   Ingram Micro, Cl A*                                     1,575             30
   Integrated Device Technology (C)*                       1,200             19
   Interdigital Communications (C)*                        3,200            101
   Intermec*                                                 500             11
   International Rectifier*                                  240              9
   Interwoven*                                             7,703            130
   Intevac (C)*                                            1,200             32
   Itron*                                                    575             37
   JDA Software Group*                                     7,500            113
   Juniper Networks*                                       4,725             93
   Jupitermedia*                                          12,300             81
   Komag (C)*                                              4,879            160
   Kronos (C)*                                               400             21
   Kulicke & Soffa Industries*                               350              3
   Lam Research (C)*                                         300             14
   Lawson Software*                                       11,671             94
   Lexmark International, Cl A (C)*                        2,667            156
   Lightbridge*                                              530              9
   LoJack (C)*                                             1,600             30
   LSI Logic (C)*                                          3,300             34
   LTX*                                                    9,745             60
   Magma Design Automation*                               13,989            167
   Manhattan Associates (C)*                               4,498            123
   Mastec*                                                 9,650            106
   Mattson Technology*                                       235              2
   MAXIMUS                                                 2,560             88
   McAfee*                                                 1,505             44
   MEMC Electronic Materials (C)*                            700             42
   Mentor Graphics (C)*                                    4,330             71
   Methode Electronics                                     2,294             34
   Mettler Toledo International (C)*                       1,940            174
   Microsemi*                                              5,300            110
   MicroStrategy, Cl A*                                      327             41
   MIPS Technologies*                                      8,000             71
   Monolithic Power Systems*                               1,625             21
   MTS Systems (C)                                         1,200             47
   Netlogic Microsystems*                                    170              5
   Novatel*                                                  900             33
   Novellus Systems (C)*                                   5,938            190

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Nuance Communications*                                  4,800   $         74
   ON Semiconductor (C)*                                  10,900             97
   OSI Systems*                                            4,515            119
   Palm*                                                   6,100            111
   Parametric Technology*                                  4,407             84
   Park Electrochemical (C)                                  300              8
   Parkervision*                                           8,800            116
   Paxar*                                                  1,885             54
   PC Connection*                                          1,273             18
   Perot Systems, Cl A*                                    9,650            172
   Photon Dynamics*                                       11,085            140
   Photronics*                                               175              3
   Plexus*                                                 5,376             92
   PMC - Sierra*                                          13,800             97
   Polycom*                                                3,599            120
   Powerwave Technologies*                                 2,640             15
   Presstek*                                                 445              3
   RF Micro Devices (C)*                                  13,800             86
   Sabre Holdings, Cl A                                    1,459             48
   Salesforce.com*                                           250             11
   Sanmina-SCI*                                              580              2
   Seachange International*                                8,000             65
   Sierra Wireless*                                        4,000             63
   Silicon Storage Technology (C)*                        29,196            144
   Staktek Holdings*                                       3,915             13
   Standard Microsystems*                                    200              6
   Sun Microsystems*                                      17,095            103
   Sybase (C)*                                             9,670            245
   SYNNEX*                                                   385              8
   Synopsys*                                                 525             14
   Tech Data*                                              1,880             67
   Technitrol (C)                                          1,900             50
   Tektronix                                                  65              2
   Teradyne*                                               4,828             80
   TNS (C)                                                 1,900             31
   Total System Services (C)                               4,838            154
   TTM Technologies (C)*                                   2,700             26
   Unisys*                                                 1,525             13
   United Online (C)                                       6,500             91
   Varian Semiconductor Equipment
     Associates (C)*                                         600             32
   Veeco Instruments (C)*                                  1,785             35
   VeriSign*                                               4,980            125
   Vignette*                                               3,754             70
   Western Digital (C)*                                    6,000            101
   Wright Express*                                         2,800             85
   Zoran*                                                  3,300             56
                                                                   -------------
                                                                          9,926
                                                                   -------------
MATERIALS -- 5.2%
   Airgas                                                  3,350            141
   AK Steel Holding*                                       2,905             68
   Albemarle (C)                                           6,522            270


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         87

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Bowater                                                 1,335   $         32
   Buckeye Technologies (C)*                              12,354            160
   Cabot                                                   1,970             94
   Carpenter Technology                                      835            101
   Celanese, Ser A (C)                                     2,300             71
   Cleveland-Cliffs (C)                                    4,450            285
   Commercial Metals                                       2,600             82
   Crown Holdings*                                         5,083            124
   Eagle Materials (C)                                     1,100             49
   Ferro                                                     720             16
   First Quantum Minerals (Canada) (D)*                    2,100            140
   FMC (C)                                                 2,815            212
   Grande Cache Coal (Canada) (D)*                        16,200              8
   Graphic Packaging*                                      9,407             45
   Greif, Cl A                                               940            104
   Headwaters (C)*                                         4,515             99
   Hercules*                                               5,600            109
   Huntsman                                                  930             18
   Innospec                                                1,674             96
   Koppers Holdings                                          820             21
   Lubrizol                                                1,720             89
   Material Sciences*                                        285              3
   Metal Management                                          560             26
   Neenah Paper (C)                                        2,750            109
   NewMarket                                                 165              7
   Olympic Steel                                             175              5
   Omnova Solutions*                                         235              1
   Owens-Illinois*                                         4,885            126
   Pioneer*                                                1,193             33
   Pope & Talbot*                                            475              3
   Quaker Chemical                                           135              3
   Rock-Tenn, Cl A (C)                                     7,239            240
   RTI International Metals*                                  75              7
   Schnitzer Steel Industries, Cl A                        5,687            228
   Schweitzer-Mauduit International (C)                    5,143            128
   Sherritt International (Canada) (D)                    10,100            146
   Silgan Holdings                                           495             25
   Sonoco Products                                         3,921            147
   Spartech (C)                                            8,212            241
   Steel Dynamics                                          2,400            104
   Symyx Technologies*                                       575             10
   Texas Industries (C)                                      625             47
   Wausau Paper                                              760             11
   Wheeling-Pittsburgh*                                    5,740            136
                                                                   -------------
                                                                          4,220
                                                                   -------------
TELECOMMUNICATION SERVICES -- 1.1%
   Alaska Communications Systems
     Group                                                 1,780             26
   Centennial Communications*                              1,340             11
   CenturyTel                                              2,639            119
   Cincinnati Bell*                                          370              2
   Citizens Communications                                 7,422            111

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Consolidated Communications
     Holdings                                                375   $          8
   CT Communications (C)                                   5,850            141
   Dobson Communications, Cl A*                              790              7
   Fairpoint Communications                                5,900            113
   General Communication, Cl A*                            2,443             34
   Global Crossing*                                          300              8
   Golden Telecom (C)                                        600             33
   Iowa Telecommunications Services                        1,360             27
   Leap Wireless International*                            1,460             96
   Level 3 Communications*                                 6,935             42
   NTELOS Holdings (C)                                       800             16
   Qwest Communications International*                     9,610             87
   Sierra Wireless*                                        1,200             19
   Vonage Holdings*                                        1,410              5
                                                                   -------------
                                                                            905
                                                                   -------------
UTILITIES -- 3.9%
   AES (C)*                                                1,950             42
   AGL Resources (C)                                       6,340            271
   Alliant Energy (C)                                      3,027            136
   Atmos Energy                                            4,674            146
   Black Hills                                             3,487            128
   Consolidated Edison                                       180              9
   El Paso Electric (C)*                                   2,700             71
   Empire District Electric                                1,400             35
   Energen                                                 2,380            121
   Equitable Resources                                     1,450             70
   Integrys Energy Group                                   1,482             82
   Laclede Group                                           1,420             44
   New Jersey Resources                                    2,070            104
   Nicor (C)                                               2,200            106
   Northeast Utilities                                       760             25
   OGE Energy                                              2,751            107
   Oneok                                                   3,170            143
   Ormat Technologies                                      2,600            109
   PNM Resources                                           3,735            121
   Progress Energy                                         1,275             64
   Puget Energy (C)                                        5,721            147
   Reliant Energy*                                         7,500            152
   SCANA                                                   2,470            107
   Sempra Energy (C)                                       1,600             98
   Southwest Gas (C)                                       2,790            108
   TECO Energy                                               585             10
   UGI                                                     4,630            124
   Unisource Energy                                          140              5
   Vectren                                                 4,184            120
   Westar Energy (C)                                       5,472            150
   Wisconsin Energy                                        3,570            173
                                                                   -------------
                                                                          3,128
                                                                   -------------
Total Common Stock
  (Cost $56,409) ($ Thousands)                                           58,064
                                                                   -------------

--------------------------------------------------------------------------------
88         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 13.2%

MORTGAGE RELATED SECURITIES -- 13.2%
   American Home Mortgage Investment
     Trust, Ser 2004-3, Cl 2A (E)
       3.590%, 09/01/07                               $      340   $        343
   American Home Mortgage Investment
     Trust, Ser 2005-1, Cl 4A1 (E)
       4.992%, 04/01/07                                      144            145
   American Home Mortgage Investment
     Trust, Ser 2005-4, Cl 5A (E)
       5.350%, 04/25/07                                      560            562
   Bear Stearns Alternative Trust,
     Ser 2004-12, Cl 2A2 (E)
       4.955%, 01/25/35                                      392            395
   Bear Stearns Asset-Backed Securities,
     Ser 2007-AQ2, Cl A1 (E)
       5.420%, 04/30/07                                      390            390
   Bear Stearns Asset-Backed Securities,
     Ser 2007-HE3, Cl 1A1 (E)
       5.440%, 04/30/07                                      363            363
   Carrington Mortgage Loan Trust,
     Ser 2007-FRE1, Cl A1
       5.440%, 04/25/37                                      401            401
   Countrywide Asset-Backed Certificates,
     Ser 2007-BC1, Cl M1 (E)
       5.570%, 04/30/07                                      400            398
   Countrywide Home Loans,
     Ser 2007-HYB1, Cl 1A1 (E)
       5.616%, 03/25/37                                      490            492
   Credit-Based Asset Servicing,
     Ser 2007-CB3, Cl A1 (F)
       5.766%, 04/25/37                                      415            415
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF12, Cl A2 (E)
       5.360%, 04/25/07                                      238            238
   GMAC Mortgage Loan Trust,
     Ser 2007-HE1, Cl A2 (E)
       5.621%, 08/25/37                                      216            217
   GSAMP Trust, Ser 2007-HE2, Cl A2A
       0.000%, 04/25/37                                      414            414
   IMPAC Secured Assets CMO Owners
     Trust, Ser 2007-1, Cl A1 (E)
       5.380%, 04/25/07                                    1,016          1,016
   IMPAC Secured Assets, Ser 2007-2,
     Cl 1A1A (E)
       5.430%, 04/25/37                                      417            417
   Indymac Residential Asset-Backed Trust,
     Ser 2007-A, Cl 2A1 (E)
       5.450%, 04/12/07                                      400            400
   Lehman XS Trust, Ser 2007-4N,
     Cl 1A1 (E)
       5.450%, 04/25/37                                      417            417

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors,
     Ser 2005-A4, Cl 1A (E)
       4.762%, 04/01/07                               $      283   $        285
   Merrill Lynch Mortgage Investors,
     Ser 2007-HE2, Cl A2A (E)
       5.440%, 04/30/07                                      406            406
   Novastar Home Equity Loan, Ser 2007-1,
     Cl A2A (E)
       5.420%, 04/30/07                                      424            424
   Renaissance Home Equity Loan Trust,
     Ser 2007-1, Cl AV1 (E)
       5.450%, 04/29/07                                      406            406
   Residential Asset Mortgage Products,
     Ser 2007-RS1, Cl A1 (E)
       5.430%, 04/09/07                                      356            356
   Residential Asset Securities,
     Ser 2007-KS3, Cl A1A (E)
       5.430%, 02/25/30                                      418            418
   Residential Funding Mortgage Securities,
     Ser 2007-HI1, Cl A1 (E)
       5.450%, 03/25/37                                      418            418
   Securitized Asset-Backed Receivables
     LLC, Ser 2007-HE1, Cl M1 (E)
       5.570%, 04/30/07                                      500            497
   Wamu Mortgage Pass-Through
     Certificates, Ser 2007-HY4, Cl 1A1 (E)
       5.575%, 04/01/07                                      400            400
                                                                   -------------
Total Asset-Backed Securities
   (Cost $10,624) ($ Thousands)                                          10,633
                                                                   -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 11.4%
   FHLMC
       6.000%, 02/01/22                                    2,908          2,957
   FNMA TBA
       6.500%, 04/30/37                                    3,000          3,060
       6.000%, 04/30/20                                    2,000          2,032
       5.500%, 04/30/35                                      800            791
   GNMA
       3.000%, 04/20/35                                      393            392
                                                                   -------------
   Total U.S. Government Agency
     Mortgage-Backed Obligations
     (Cost $9,227) ($ Thousands)                                          9,232
                                                                   -------------

COMMERCIAL PAPER (B) -- 5.6%

FINANCIALS -- 5.6%
   American General Finance
       5.261%, 04/09/07                                      900            899
   General Electric Capital
       5.252%, 04/10/07                                      900            899


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         89

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   HSBC Finance
       5.268%, 04/09/07                               $      900   $        899
   LaSalle Bank
       5.242%, 04/05/07                                      900            899
   Rabobank USA Finance
       5.290%, 04/04/07                                      900            900
                                                                   -------------
Total Commercial Paper
   (Cost $4,496) ($ Thousands)                                            4,496
                                                                   -------------

CORPORATE OBLIGATIONS --1.8%

CONSUMER DISCRETIONARY -- 0.3%
   COX Communications
       4.625%, 06/01/13                                       65             62
   Comcast
       5.300%, 01/15/14                                       80             79
   Time Warner
       6.875%, 05/01/12                                       70             75
                                                                   -------------
                                                                            216
                                                                   -------------
ENERGY -- 0.1%
   Kinder Morgan Energy Partners
       5.000%, 12/15/13                                       65             63
                                                                   -------------
FINANCIALS -- 1.2%
   Bear Stearns
       5.350%, 02/01/12                                       60             60
   CIT Group
       5.000%, 02/13/14                                       85             83
   Household Finance
       6.375%, 10/15/11                                       70             73
   JPMorgan Chase
       5.125%, 09/15/14                                       65             64
   Lehman Brothers Holdings MTN
       5.250%, 02/06/12                                       65             65
   Merrill Lynch
       6.050%, 05/16/16                                      100            102
   Morgan Stanley MTN, Ser G
       5.660%, 04/04/07                                      100            100
   Residential Capital
       6.500%, 04/17/13                                      195            193
   Wachovia
       4.875%, 02/15/14                                      165            160
   istar Financial, Ser 1
       5.875%, 03/15/16                                       45             45
                                                                   -------------
                                                                            945
                                                                   -------------
HEALTH CARE -- 0.1%
   Teva Pharmaceutical Finance LLC
       5.550%, 02/01/16                                       65             64
   Wellpoint
       6.800%, 08/01/12                                       45             48
                                                                   -------------
                                                                            112
                                                                   -------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.0%
   Vodafone Group PLC
       5.350%, 02/27/12                               $       15   $         15
                                                                   -------------
UTILITIES -- 0.1%
   Exelon Generation
       6.950%, 06/15/11                                       70             73
                                                                   -------------
Total Corporate Obligations
   (Cost $1,426) ($ Thousands)                                            1,424
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS --1.5%
   FHLMC CMO STRIPS,
     Ser 232, Cl IO, IO
       5.000%, 08/01/35                                    1,038            244
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
       5.000%, 08/01/35                                      176             41
   FNMA (G)
       5.204%, 06/27/07                                      900            889
                                                                   -------------

Total U.S. Government Agency Obligations
   (Cost $1,165) ($ Thousands)                                            1,174
                                                                   -------------
CASH EQUIVALENT -- 8.3%
   SEI Daily Income Trust
     Prime Obligation Fund,
     Cl A, 5.180%**++                                  6,723,751          6,724
                                                                   -------------
Total Cash Equivalent
   (Cost $6,724) ($ Thousands)                                            6,724
                                                                   -------------
U.S. TREASURY OBLIGATION (A) (B) -- 0.2%
   U.S. Treasury Bill
       5.115%, 05/24/07                                      200            198
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $198) ($ Thousands)                                                198
                                                                   -------------
Total Investments -- 113.9%
   (Cost $90,269) ($ Thousands)                                    $     91,945
                                                                   =============

COMMON STOCK SOLD SHORT -- (5.8)%

CONSUMER DISCRETIONARY -- (1.8)%
   Audiovox, Cl A*                                          (600)            (9)
   Beazer Homes USA                                       (1,300)           (38)
   Callaway Golf                                          (2,400)           (38)
   Centex                                                 (1,200)           (50)
   Century Casinos*                                      (11,646)           (96)
   Churchill Downs                                          (400)           (18)
   Cosi*                                                  (3,633)           (20)
   Directed Electronics*                                 (10,417)           (93)
   Fleetwood Enterprises                                  (5,600)           (44)
   Guitar Center*                                           (400)           (18)
   H&R Block                                              (4,300)           (90)
   Lakes Entertainment*                                  (10,083)          (112)
   Levitt, Cl A                                          (10,256)           (95)
   Lifetime Brands                                        (4,017)           (84)


--------------------------------------------------------------------------------
90         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   M/I Homes                                              (3,300)  $        (88)
   MarineMax*                                             (1,134)           (26)
   Pier 1 Imports                                         (4,800)           (33)
   Progressive Gaming International*                      (2,400)           (11)
   Pulte Homes                                            (1,800)           (48)
   Ruth's Chris Steak House*                              (4,838)           (99)
   Scientific Games, Cl A*                                (1,300)           (43)
   Stamps.com*                                            (4,133)           (59)
   Standard-Pacific                                       (4,200)           (88)
   Tivo*                                                  (5,982)           (38)
   Toll Brothers*                                         (1,800)           (49)
   Visteon                                                (5,700)           (49)
   Zale*                                                  (2,000)           (53)
                                                                   -------------
                                                                         (1,489)
                                                                   -------------
CONSUMER STAPLES -- (0.3)%
   Darling International*                                 (9,108)           (59)
   Green Mountain Coffee Roasters*                          (200)           (13)
   Medifast*                                             (15,083)          (108)
   Pilgrim's Pride                                        (1,700)           (56)
                                                                   -------------
                                                                           (236)
                                                                   -------------
ENERGY -- (0.4)%
   Crosstex Energy                                        (1,700)           (49)
   Murphy Oil                                             (1,300)           (69)
   Universal Compression Holdings*                        (1,400)           (95)
   Warren Resources*                                      (5,200)           (68)
   World Fuel Services                                      (500)           (23)
                                                                   -------------
                                                                           (304)
                                                                   -------------
FINANCIALS -- (0.7)%
   Baldwin & Lyons, Cl B                                    (373)            (9)
   Capitol Federal Financial                                (400)           (15)
   Cardinal Financial                                     (5,385)           (54)
   Cincinnati Financial                                     (200)            (9)
   Kilroy Realty+                                           (600)           (44)
   Plum Creek Timber+                                     (2,600)          (103)
   PMA Capital, Cl A                                      (9,140)           (86)
   Post Properties+                                         (700)           (32)
   Thomas Weisel Partners Group*                          (1,600)           (30)
   Westfield Financial                                    (7,800)           (84)
   Yardville National Bancorp                             (1,312)           (48)
                                                                   -------------
                                                                           (514)
                                                                   -------------
HEALTH CARE -- (0.4)%
   Advanced Magnetics*                                      (100)            (6)
   Akorn*                                                 (1,600)           (11)
   Auxilium Pharmaceuticals*                                (800)           (12)
   Cadence Pharmaceuticals*                                 (400)            (6)
   Cerus*                                                 (1,100)            (7)
   Dexcom*                                                  (982)            (8)
   Five Star Quality Care*                                (3,584)           (37)
   I-Flow*                                                (1,400)           (20)
   NxStage Medical*                                       (1,400)           (19)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   OraSure Technologies*                                  (4,895)  $        (36)
   Pharmion*                                              (2,000)           (52)
   Providence Service*                                      (500)           (12)
   Spectranetics*                                         (9,118)           (98)
   Stereotaxis*                                             (300)            (3)
   Volcano*                                               (1,000)           (18)
                                                                   -------------
                                                                           (345)
                                                                   -------------
INDUSTRIALS -- (0.2)%
   Albany International, Cl A                               (700)           (25)
   Flanders*                                              (1,500)           (11)
   Innovative Solutions & Support*                        (1,863)           (47)
   Mesa Air Group*                                        (4,600)           (35)
   Raven Industries                                         (364)           (10)
   Tecumseh Products, Cl A                                  (700)            (7)
                                                                   -------------
                                                                           (135)
                                                                   -------------
INFORMATION TECHNOLOGY -- (1.1)%
   Concour Technologies*                                  (5,897)          (103)
   Echelon*                                              (12,408)          (131)
   EPIQ Systems*                                            (900)           (18)
   Exar*                                                  (2,600)           (34)
   InterVoice*                                            (8,410)           (56)
   Liquidity Services*                                    (1,500)           (25)
   MAXIMUS                                                (1,600)           (55)
   Measurement Specialties*                               (3,087)           (70)
   Neoware*                                                 (400)            (4)
   Netlogic Microsystems*                                 (1,514)           (40)
   Online Resources*                                      (9,786)          (112)
   Radiant Systems*                                       (8,040)          (105)
   Ultratech*                                             (4,627)           (63)
   X-Rite                                                 (7,998)          (104)
                                                                   -------------
                                                                           (920)
                                                                   -------------
MATERIALS -- (0.2)%
   Caraustar Industries                                   (1,400)            (9)
   Glatfelter                                             (2,881)           (43)
   Louisiana-Pacific                                      (4,600)           (92)
   Schulman                                               (1,300)           (31)
                                                                   -------------
                                                                           (175)
                                                                   -------------
UTILITIES -- (0.7)%
   American States Water                                  (1,554)           (57)
   California Water Service Group                         (2,365)           (91)
   EnergySouth                                            (2,422)          (101)
   Integrys Energy Group                                    (900)           (50)
   ITC Holdings                                           (1,400)           (61)
   Olympic Steel                                          (3,204)           (99)
   SJW                                                    (2,291)           (93)
                                                                   -------------
                                                                           (552)
                                                                   -------------
Total Common Stock Sold Short
   (Proceeds $(4,645)) ($ Thousands)                               $     (4,670)
                                                                   -------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         91

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund (Concluded)

March 31, 2007

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                    APPRECIATION
TYPE OF                                  NUMBER OF   EXPIRATION   (DEPRECIATION)
CONTRACT                                 CONTRACTS         DATE    ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                                   (1)     Mar-2008        $     --
90-Day Euro$                                   (1)     Mar-2009              --
90-Day Euro$                                   (1)     Mar-2010              --
90-Day Euro$                                   (1)     Mar-2011              --
90-Day Euro$                                   (1)     Mar-2012              --
90-Day Euro$                                    4      Jun-2007               1
90-Day Euro$                                    4      Jun-2008               4
90-Day Euro$                                   (1)     Jun-2009              --
90-Day Euro$                                   (1)     Jun-2010              --
90-Day Euro$                                   (1)     Jun-2011              --
90-Day Euro$                                   (1)     Sep-2007              --
90-Day Euro$                                   (1)     Sep-2008              --
90-Day Euro$                                   (1)     Sep-2009              --
90-Day Euro$                                   (1)     Sep-2010              --
90-Day Euro$                                   (1)     Sep-2011              --
90-Day Euro$                                  (11)     Dec-2007              (6)
90-Day Euro$                                   (1)     Dec-2008              --
90-Day Euro$                                   (1)     Dec-2009              --
90-Day Euro$                                   (1)     Dec-2010              --
90-Day Euro$                                   (1)     Dec-2011              --
Russell 2000 Index E-MINI                     156      Jun-2007             458
S&P 400 Index E-MINI                          157      Jun-2007             389
U.S. 5-Year Note                               (8)     Jun-2007              (4)
U.S. 10-Year Note                               2      Jun-2007              --
U.S. Long Treasury Bond                                Jun-2007              --
                                                                       --------
                                                                       $    842
                                                                       ========

Swaps -- At March 31, 2007, the following Total Return Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                             NET
                                                         NOTIONAL     UNREALIZED
                                        EXPIRATION         AMOUNT   DEPRECIATION
DESCRIPTION                                   DATE  ($ THOUSANDS)  ($ THOUSANDS)
--------------------------------------------------------------------------------
The Fund receives payment on the
   monthly reset spread from Lehman
   Brothers-CMBS AAA 8.5+ Index plus
   5 basis points times the notional
   amount. The Fund receives payment
   if the return on the spread
   appreciates over the payment period
   and pays if the return on the
   spread depreciates over the payment
   period. (Counterparty: Wachovia)       06/30/07       $  8,000      $     (5)

The Fund receives payment on the
   monthly reset spread from Lehman
   Brothers-CMBS AAA 8.5+ Index plus
   35 basis points times the notional
   amount. The Fund receives payment
   if the return on the spread
   appreciates over the payment period
   and pays if the return on the
   spread depreciates over the payment
   period. (Counterparty: Goldman Sachs)  09/01/07          4,000            (3)
                                                                       --------
                                                                       $     (8)
                                                                       ========

Swaps -- At March 31, 2007, the following Credit Default Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                             NET
                                                         NOTIONAL     UNREALIZED
                                        EXPIRATION         AMOUNT   DEPRECIATION
DESCRIPTION                                   DATE  ($ THOUSANDS)  ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives a monthly payment of
   0.44% (5.28% per annum) times
   notional amount of the ABX. HE.A
   06-2 Index. Upon a defined credit
   event the Fund pays notional amount
   and takes receipt of the defined
   deliverable obligation.
   (Counterparty: Bank of America)        05/24/46       $ (3,000)     $   (162)

Fund receives a monthly payment of
   0.64% (7.68% per annum) times
   notional amount of the ABX. HE.A
   06-2 Index. Upon a defined credit
   event the Fund pays notional amount
   and takes receipt of the defined
   deliverable obligation.
   (Counterparty: JPMorgan Chase)         08/25/37           (500)           (8)
                                                                       --------
                                                                       $   (170)
                                                                       ========

Percentages are based on Net Assets of $80,731 ($ Thousands).

*    Non-Income Producing Security.

**   Rate shown is the 7-day effective yield as of March 31, 2007.

+    Real Estate Investment Trust.

++   Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)  The rate reported is the effective yield at time of purchase.

(C) All or a portion of this security has been pledged as collateral for securities sold short. The total value of collateral for securities sold short at March 31, 2007 was $20,189 ($ Thousands).

(D) This security is traded on a foreign stock exchange. The total value of such securities as of March 31, 2007 was $1,260 ($ Thousands) and represented 1.56% of Net Assets.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(F) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2007. The coupon on a step bond changes on a specified date.

(G) Zero Coupon Bond -- The rate shown is the effective yield at the date of purchase.

ADR -- American Depositary Receipt

Cl -- Class

CMO -- Collateralized Mortgage Obligation

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only

LLC -- Limited Liability Company

MTN -- Medium Term Note

PLC -- Public Limited Company

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
92         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

Mid-Cap Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                         19.4%
Information Technology                             16.3%
Industrials                                        13.8%
Consumer Discretionary                             12.5%
Health Care                                         8.9%
Utilities                                           6.7%
Consumer Staples                                    6.5%
Materials                                           6.4%
Energy                                              5.8%
Short-Term Investments                              2.6%
Telecommunication Services                          1.0%
U.S. Treasury Obligation                            0.1%
Asset-Backed Securities                             0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.4%

CONSUMER DISCRETIONARY -- 12.6%
   American Eagle Outfitters                             65,400   $       1,961
   Brinker International                                 39,000           1,275
   Dick's Sporting Goods*                                24,000           1,398
   Dollar Tree Stores*                                   66,700           2,551
   EchoStar Communications, Cl A*                        51,200           2,224
   J.C. Penney                                            3,100             255
   Mattel                                                97,300           2,683
   Meredith                                              34,700           1,991
   MGM Mirage*                                           16,100           1,119
   Nordstrom                                             23,900           1,265
   NVR*                                                   2,900           1,928
   Office Depot*                                         39,300           1,381
   OfficeMax                                             43,400           2,289
   PetSmart                                              10,700             353
   Ross Stores                                           29,900           1,029
                                                                  --------------
                                                                         23,702
                                                                  --------------
CONSUMER STAPLES -- 6.5%
   Campbell Soup                                         60,900           2,372
   ConAgra Foods                                         24,800             618
   Estee Lauder, Cl A                                    51,500           2,516
   Kroger                                               110,500           3,121
   Molson Coors Brewing, Cl B                            26,800           2,536
   Safeway                                               31,800           1,165
                                                                  --------------
                                                                         12,328
                                                                  --------------
ENERGY -- 5.9%
   El Paso                                               62,200             900
   Holly                                                 40,600           2,408
   Plains Exploration & Production*                      24,200           1,092
   SEACOR Holdings*                                      21,700           2,135

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   St. Mary Land & Exploration                           57,200   $       2,098
   Tidewater                                             40,900           2,396
                                                                  --------------
                                                                         11,029
                                                                  --------------
FINANCIALS -- 19.3%
   Affiliated Managers Group*                            18,800           2,037
   American Financial Group                              58,550           1,993
   AmeriCredit*                                          18,400             421
   Ameriprise Financial                                  43,000           2,457
   Annaly Capital Management+                            61,000             944
   Bank of Hawaii                                        38,000           2,015
   CapitalSource+                                        44,100           1,108
   CB Richard Ellis Group, Cl A*                         61,400           2,099
   CNA Financial*                                        47,200           2,034
   Comerica                                              23,400           1,384
   Cullen/Frost Bankers                                  30,100           1,575
   Duke Realty+                                          47,000           2,043
   First Marblehead                                      18,800             844
   Hospitality Properties Trust+                         39,300           1,839
   Investment Technology Group*                          49,500           1,940
   iStar Financial+                                      44,400           2,079
   Jones Lang LaSalle                                    19,900           2,075
   Nationwide Financial Services, Cl A                   37,800           2,036
   Philadelphia Consolidated Holding*                    26,700           1,175
   Prologis+                                              8,700             565
   Synovus Financial                                     29,100             941
   Thornburg Mortgage+                                   75,100           1,953
   WR Berkley                                            27,850             922
                                                                  --------------
                                                                         36,479
                                                                  --------------
HEALTH CARE -- 8.9%
   AmerisourceBergen                                      3,100             164
   Applera - Applied Biosystems Group                    20,700             612
   Celgene*                                              21,300           1,117
   Cephalon (B)*                                          8,100             577
   Cytyc*                                                74,200           2,538
   Dade Behring Holdings                                 18,600             816
   Endo Pharmaceuticals Holdings*                        18,300             538
   Forest Laboratories*                                  21,600           1,111
   Humana*                                               42,500           2,466
   Kinetic Concepts*                                     46,500           2,355
   King Pharmaceuticals*                                 57,700           1,135
   Manor Care                                             5,500             299
   Mylan Laboratories                                    90,300           1,909
   Techne*                                                7,500             428
   WellCare Health Plans*                                 9,600             818
                                                                  --------------
                                                                         16,883
                                                                  --------------
INDUSTRIALS -- 13.8%
   Allied Waste Industries*                              99,500           1,253
   American Standard                                     11,800             626


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         93

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   AMR*                                                  13,300   $         405
   Armor Holdings*                                        5,100             343
   Continental Airlines, Cl B*                           41,000           1,492
   CSX                                                   24,400             977
   Cummins                                               16,600           2,402
   Eaton                                                 23,100           1,930
   Gardner Denver*                                       56,200           1,959
   Harsco                                                51,800           2,324
   L-3 Communications Holdings                            1,700             149
   Manitowoc                                              6,900             438
   Paccar                                                40,100           2,943
   Parker Hannifin                                       26,900           2,322
   Republic Services                                     38,400           1,068
   RR Donnelley & Sons                                   60,200           2,203
   Ryder System                                          30,900           1,525
   Terex*                                                14,500           1,041
   WESCO International*                                  11,600             728
                                                                  --------------
                                                                         26,128
                                                                  --------------
INFORMATION TECHNOLOGY -- 16.3%
   Alliance Data Systems*                                19,600           1,208
   Amphenol, Cl A                                        12,800             827
   Avaya*                                                38,100             450
   Avnet*                                                 3,500             126
   AVX                                                   36,800             559
   BMC Software*                                         49,700           1,530
   Cadence Design Systems (B)*                          104,500           2,201
   Checkfree*                                             6,800             252
   Computer Sciences*                                    12,400             646
   Convergys*                                            51,000           1,296
   Electronic Data Systems                               97,900           2,710
   Fair Isaac                                            51,900           2,008
   Fidelity National Information Services                 1,800              82
   Harris                                                23,400           1,192
   Integrated Device Technology*                         15,300             236
   Lam Research*                                         43,700           2,069
   Lexmark International, Cl A*                          35,400           2,069
   MEMC Electronic Materials*                            47,300           2,865
   Mettler Toledo International*                         22,700           2,033
   Novellus Systems*                                     64,600           2,069
   Nvidia*                                               23,800             685
   Synopsys*                                             19,100             501
   Western Digital*                                     111,900           1,881
   Xerox*                                                76,900           1,299
                                                                  --------------
                                                                         30,794
                                                                  --------------
MATERIALS -- 6.4%
   Air Products & Chemicals                               3,500             259
   Airgas                                                 4,400             185
   Albemarle                                             55,200           2,282
   Celanese, Ser A                                       70,200           2,165

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Crown Holdings*                                        8,500   $         208
   Eagle Materials                                        5,600             250
   FMC                                                   25,200           1,901
   Lyondell Chemical                                     16,500             494
   Pactiv*                                               14,900             503
   Sonoco Products                                       44,400           1,669
   United States Steel                                   21,400           2,122
                                                                  --------------
                                                                         12,038
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.0%
   CenturyTel                                            12,200             551
   US Cellular*                                          17,900           1,315
                                                                  --------------
                                                                          1,866
                                                                  --------------
UTILITIES -- 6.7%
   AES*                                                  97,200           2,092
   Alliant Energy                                        27,500           1,232
   CMS Energy                                            16,100             287
   Energy East                                           21,900             533
   Great Plains Energy                                   26,800             870
   Pepco Holdings                                        72,500           2,104
   PG&E                                                  55,300           2,669
   Sempra Energy                                         42,200           2,575
   Xcel Energy                                           13,300             328
                                                                  --------------
                                                                         12,690
                                                                  --------------
Total Common Stock
   (Cost $163,298) ($ Thousands)                                        183,937
                                                                  --------------
CORPORATE OBLIGATIONS (C) (E) -- 0.1%

FINANCIALS -- 0.1%
   American General Finance (F)
       5.370%, 04/16/07                      $                9               9
   Bear Stearns EXL
       5.360%, 04/16/07                                      12              12
   Countrywide Financial MTN
       5.428%, 06/27/07                                       4               4
   Countrywide Financial MTN, Ser A
       5.440%, 05/07/07                                      10              10
   Irish Life & Permanent MTN, Ser X (F)
       5.360%, 04/23/07                                       9               9
   Islandsbanki (F)
       5.369%, 04/09/07                                      10              10
   Jackson National Life Funding (F)
       5.320%, 04/02/07                                      14              14
   Morgan Stanley EXL
       5.380%, 04/04/07                                       2               2
   Morgan Stanley EXL, Ser S
       5.340%, 04/03/07                                       3               3


--------------------------------------------------------------------------------
94         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nationwide Building Society (F)
       5.410%, 06/28/07                           $           4   $           4
       5.349%, 04/09/07                                       7               7
   Northern Rock (F)
       5.360%, 04/03/07                                       7               7
   Premium Asset Trust, Ser 2004-10 (F)
       5.380%, 04/16/07                                       9               9
   SLM EXL, Ser S (F)
       5.320%, 04/16/07                                       7               7
   Skandinav Enskilda Bank (F)
       5.320%, 04/18/07                                       7               7
   Stanfield Victoria LLC MTN (F)
       5.445%, 06/11/07                                       6               6
                                                                  --------------
Total Corporate Obligations
   (Cost $120) ($ Thousands)                                                120
                                                                  --------------
COMMERCIAL PAPER (C) (D) -- 0.1%

FINANCIALS -- 0.1%
   Adirondack, Ser 2005-2
       5.319%, 04/24/07                                       6               6
   Brahms Funding
       5.314%, 05/14/07                                       8               8
       5.313%, 04/16/07                                       6               6
   Buckingham CDO I LLC
       5.320%, 04/25/07                                       6               6
   Buckingham CDO II LLC
       5.318%, 04/23/07                                       7               7
   Buckingham CDO III LLC
       5.320%, 04/26/07                                       7               7
   Citius I Funding
       5.320%, 04/26/07                                       3               3
   Citius II Funding LLC
       5.292%, 04/02/07                                       6               7
   Davis Square Funding
       5.310%, 04/13/07                                      14              14
   Elysian Funding LLC
       5.353%, 04/23/07                                       2               2
   Georgetown Funding
       5.316%, 04/20/07                                      16              16
   KKR Pacific Funding Trust
       5.341%, 04/27/07                                       6               6
   Mica Funding LLC
       5.316%, 04/20/07                                       7               7
       5.313%, 04/16/07                                       3               3
       5.310%, 04/19/07                                       2               2
       5.294%, 04/05/07                                       7               7
   Rhineland Funding Capital
       5.354%, 04/30/07                                       1               1
       5.332%, 06/06/07                                       2               2
       5.315%, 05/15/07                                       7               7
       5.314%, 05/14/07                                       3               3

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Thornburg Mortgage Capital Resource
       5.313%, 04/16/07                           $           2   $           2
       5.310%, 04/13/07                                       2               2
       5.309%, 04/12/07                                       3               3
       5.298%, 04/10/07                                       6               6
   Valour Bay Capital LLC
       5.326%, 05/16/07                                       8               8
       5.324%, 04/18/07                                       3               3
       5.319%, 04/12/07                                       3               3
   Zane Funding
       5.369%, 04/24/07                                       6               6
                                                                  --------------
Total Commercial Paper
   (Cost $153) ($ Thousands)                                                153
                                                                  --------------
ASSET-BACKED SECURITIES (C) (E) (F) -- 0.0%

MORTGAGE RELATED SECURITIES -- 0.0%
   Duke Funding, Ser 2004-6B, Cl A1S1
       5.430%, 04/09/07                                       5               5
   Newcastle CDO, Ser 2005-6A, Cl IM1
       5.340%, 04/24/07                                       1               1
                                                                  --------------
Total Asset-Backed Securities
   (Cost $6) ($ Thousands)                                                    6
                                                                  --------------

CASH EQUIVALENTS**++ -- 2.6%
   SEI Daily Income Trust
     Prime Obligation Fund,
     Cl A, 5.180%                                     4,830,219           4,830
   SEI Liquidity Fund LP,
     5.220% (C)                                          45,441              45
                                                                  --------------
Total Cash Equivalents
   (Cost $4,875) ($ Thousands)                                            4,875
                                                                  --------------

MASTER NOTE (C) (D)-- 0.0%
   Bear Stearns
       5.558%, 03/31/07                                       2               2
                                                                  --------------
Total Master Note
   (Cost $2) ($ Thousands)                                                    2
                                                                  --------------

CERTIFICATES OF DEPOSIT (C) -- 0.0%
   Barclays Bank (E) (F)
       5.440%, 06/11/07                                       3               3
   CC USA MTN (F)
       5.520%, 06/18/07                                       7               7
Thornburg Mortgage Capital Resource
       5.309%, 04/11/07                                       1               1
                                                                  --------------
Total Certificates of Deposit
   (Cost $11) ($ Thousands)                                                  11
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         95

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.1%
   U.S. Treasury Bill
       5.027%, 06/14/07                           $         200   $         198
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $198) ($ Thousands)                                                198
                                                                  --------------
REPURCHASE AGREEMENTS (C) (G) -- 0.0%
   Barclays
     5.340%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $3,103
     (collateralized by a U.S.
     Government Obligation, par
     value $3,078, 5.600%,
     10/17/13; with total market
     value $3,163)                                            3               3
   Deutsche Bank
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $26,936
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $178-
     $9,876, 0.000%-6.110%,
     05/16/07-10/15/19; with total
     market value $27,463)                                   27              27
   Lehman Brothers
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $38,967
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $2,819-
     $4,749, 2.625%-10.351%,
     05/15/07-08/03/18; with total
     market value $39,729)                                   39              39
                                                                  --------------
Total Repurchase Agreements
   (Cost $69) ($ Thousands)                                                  69
                                                                  --------------
Total Investments -- 100.3%
   (Cost $168,732) ($ Thousands)                                       $189,371
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                                  NUMBER OF   EXPIRATION    APPRECIATION
CONTRACT                                 CONTRACTS         DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 400 Index E-MINI                            55     Jun-2007   $         104
                                                                  =============

Percentages are based on Net Assets of $188,871 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+     Real Estate Investment Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2007 (see Note 7). The total value of securities on loan at March 31, 2007 was $389 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2007 was $405 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)   Tri-Party Repurchase Agreement.

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

LP -- Limited Partnership

MTN -- Medium Term Note

Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
96         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

U.S. Managed Volatility Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Consumer Staples                            15.1%
Financials                                  14.1%
Utilities                                   12.9%
Health Care                                 10.9%
Industrials                                  9.7%
Short-Term Investments                       8.5%
Information Technology                       7.2%
Consumer Discretionary                       7.0%
Telecommunication Services                   6.1%
Energy                                       4.3%
Materials                                    3.8%
U.S. Treasury Obligation                     0.4%

# Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 90.2%

CONSUMER DISCRETIONARY -- 6.9%
   Autoliv                                               29,300   $       1,673
   Belo, Cl A                                            16,100             301
   Choice Hotels International                           28,600           1,013
   Dillard's, Cl A                                       40,200           1,316
   DIRECTV Group*                                        80,600           1,859
   Eastman Kodak                                         51,700           1,166
   Gildan Activewear*                                    10,700             630
   Harte-Hanks                                           28,900             797
   Hearst-Argyle Television                               8,648             235
   International Speedway, Cl A                          26,900           1,391
   ITT Educational Services*                             16,200           1,320
   J.C. Penney                                           16,300           1,339
   Jarden*                                               41,900           1,605
   Lamar Advertising, Cl A*                              21,600           1,360
   Pacific Sunwear of California*                        24,700             515
   Panera Bread, Cl A*                                    8,400             496
   Polaris Industries                                    13,300             638
   Sears Holdings*                                       12,413           2,236
   Shaw Communications, Cl B                             48,800           1,802
   TRW Automotive Holdings*                              49,200           1,713
   Washington Post, Cl B                                  6,266           4,784
   Weight Watchers International                         29,200           1,346
   Yum! Brands                                           12,300             711
                                                                  --------------
                                                                         30,246
                                                                  --------------
CONSUMER STAPLES -- 15.0%
   Anheuser-Busch                                        26,300           1,327
   Brown-Forman, Cl B                                    58,668           3,846
   Campbell Soup                                         25,516             994
   Church & Dwight                                       33,100           1,666
   Clorox                                                75,730           4,823
   Coca-Cola Enterprises                                 85,799           1,737
   Corn Products International                           73,999           2,634
   Dean Foods*                                          102,924           4,811

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   General Mills                                        119,303   $       6,946
   Hershey                                               29,100           1,591
   HJ Heinz                                              14,100             664
   Hormel Foods                                         167,162           6,217
   JM Smucker                                            20,900           1,114
   Kellogg                                              131,593           6,768
   Kimberly-Clark                                        70,553           4,832
   Loews - Carolina                                      66,073           4,996
   McCormick                                            122,162           4,706
   Pepsi Bottling Group                                  64,372           2,053
   PepsiAmericas                                         78,783           1,758
   Reynolds American                                      9,081             567
   WM Wrigley Jr.                                        30,300           1,543
                                                                  --------------
                                                                         65,593
                                                                  --------------
ENERGY -- 4.2%
   Chevron                                               30,200           2,234
   Enbridge                                              37,300           1,218
   Exxon Mobil                                           25,700           1,939
   Holly                                                 28,300           1,678
   Imperial Oil                                          44,700           1,659
   Kinder Morgan                                         44,928           4,783
   Nexen                                                 27,400           1,680
   Teekay Shipping                                       32,000           1,731
   TransCanada                                           46,800           1,557
                                                                  --------------
                                                                         18,479
                                                                  --------------
FINANCIALS -- 14.0%
   Alleghany*                                             5,263           1,966
   American Financial Group                              64,200           2,185
   American National Insurance                            6,622             847
   Assurant                                              46,215           2,479
   Bancorpsouth                                          34,700             848
   BOK Financial                                         47,596           2,357
   Brookfield Asset Management, Cl A                     35,600           1,860
   CNA Financial*                                       114,765           4,945
   Commerce Bancshares                                   77,428           3,741
   Credicorp                                             26,300           1,282
   East West Bancorp                                     32,400           1,191
   Erie Indemnity, Cl A                                  32,200           1,699
   Federated Investors, Cl B                             45,700           1,678
   First Citizens BancShares, Cl A                        9,756           1,961
   Fulton Financial                                      95,300           1,385
   Jones Lang LaSalle                                    11,200           1,168
   Loews                                                101,887           4,629
   Markel*                                                9,488           4,600
   Mercury General                                       42,550           2,257
   PMI Group                                             28,700           1,298
   Reinsurance Group of America                          19,587           1,131
   RenaissanceRe Holdings                                29,800           1,494
   Safeco                                                72,928           4,845


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         97

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Stancorp Financial Group                              27,200   $       1,337
   Student Loan                                           1,647             306
   Transatlantic Holdings                                26,885           1,751
   Unitrin                                                2,165             102
   Valley National Bancorp                               63,900           1,614
   Webster Financial                                     52,071           2,500
   Wesco Financial                                        1,485             683
   Whitney Holding                                       33,900           1,037
   Zions Bancorporation                                   1,126              95
                                                                  --------------
                                                                         61,271
                                                                  --------------
HEALTH CARE -- 10.8%
   Alcon                                                 13,900           1,832
   AmerisourceBergen                                     28,100           1,482
   Cardinal Health                                       13,871           1,012
   Celgene*                                              18,200             955
   Charles River Laboratories International*             35,700           1,651
   Community Health Systems*                             28,857           1,017
   Coventry Health Care*                                 31,400           1,760
   Dentsply International                                45,200           1,480
   Edwards Lifesciences*                                 22,700           1,151
   Endo Pharmaceuticals Holdings*                        43,500           1,279
   Genentech*                                             9,800             805
   Health Net*                                            1,831              99
   Henry Schein*                                         81,653           4,506
   Hillenbrand Industries                                78,490           4,660
   Idexx Laboratories*                                    4,400             386
   ImClone Systems*                                      31,400           1,280
   Johnson & Johnson                                      9,474             571
   King Pharmaceuticals*                                 83,300           1,639
   Laboratory of America Holdings*                       28,684           2,083
   McKesson                                              83,522           4,889
   Merck                                                  6,900             305
   Patterson*                                            39,700           1,409
   Quest Diagnostics                                      4,200             209
   Schering-Plough                                       61,500           1,569
   Techne*                                               22,600           1,290
   VCA Antech*                                           29,900           1,086
   WellPoint*                                            59,518           4,827
   Wyeth                                                 38,800           1,941
                                                                  --------------
                                                                         47,173
                                                                  --------------
INDUSTRIALS -- 9.6%
   Alexander & Baldwin                                    8,700             439
   Alliant Techsystems*                                  44,884           3,946
   Amerco*                                                6,200             434
   C.H. Robinson Worldwide                               36,700           1,752
   Carlisle                                              46,650           2,003
   Dun & Bradstreet                                      53,824           4,909
   GATX                                                  27,500           1,314
   General Cable*                                        28,800           1,539
   Granite Construction                                  19,900           1,100

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Harsco                                                34,800   $       1,561
   JetBlue Airways*                                      88,700           1,021
   Landstar System                                       29,900           1,371
   Lennox International                                  18,600             664
   Lincoln Electric Holdings                             22,800           1,358
   Lockheed Martin                                        4,145             402
   Northrop Grumman                                      43,657           3,240
   Pitney Bowes                                          81,437           3,696
   Republic Services                                     44,032           1,225
   Robert Half International                             37,400           1,384
   RR Donnelley & Sons                                   92,747           3,394
   Stericycle*                                           21,194           1,727
   Union Pacific                                         15,900           1,615
   UTI Worldwide                                         18,900             465
   Waste Management                                      41,038           1,412
                                                                  --------------
                                                                         41,971
                                                                  --------------
INFORMATION TECHNOLOGY -- 7.1%
   Acxiom                                                39,800             851
   Adtran                                                20,900             509
   Affiliated Computer Services, Cl A*                   30,700           1,808
   CommScope*                                            36,300           1,557
   Computer Sciences*                                     5,830             304
   Diebold                                               27,900           1,331
   Factset Research Systems                              20,100           1,263
   Fair Isaac                                            28,500           1,102
   Flir Systems*                                         36,600           1,306
   Harris                                                32,000           1,630
   Hewitt Associates, Cl A*                              50,000           1,462
   Hyperion Solutions*                                   32,700           1,695
   Ingram Micro, Cl A*                                  265,304           5,123
   International Business Machines                        7,631             719
   Lexmark International, Cl A*                          16,600             970
   MoneyGram International                               33,800             938
   Qualcomm                                              12,000             512
   Silicon Laboratories*                                 17,800             533
   Sybase*                                               44,700           1,130
   Tech Data*                                            96,698           3,463
   Total System Services                                 49,100           1,564
   Zebra Technologies, Cl A*                             35,400           1,367
                                                                  --------------
                                                                         31,137
                                                                  --------------
MATERIALS -- 3.8%
   Agrium                                                30,900           1,184
   Bemis                                                 34,100           1,139
   Cameco                                                43,900           1,797
   Eagle Materials                                       19,400             866
   Greif, Cl A                                           12,400           1,378
   Martin Marietta Materials                             12,000           1,622
   Methanex                                              45,900           1,025
   Nova Chemicals                                        46,800           1,449
   Packaging of America                                  59,500           1,452
   Pactiv*                                               37,400           1,262


--------------------------------------------------------------------------------
98         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Steel Dynamics                                        37,900   $       1,637
   Titanium Metals*                                       1,639              59
   Valhi                                                  3,432              45
   Vulcan Materials                                      15,100           1,759
                                                                  --------------
                                                                         16,674
                                                                  --------------
TELECOMMUNICATION SERVICES -- 6.0%
   AT&T                                                  48,892           1,928
   CenturyTel                                            32,500           1,469
   Embarq                                                83,529           4,707
   Leap Wireless International*                          24,610           1,624
   Sprint Nextel                                        105,800           2,006
   Telephone & Data Systems                             112,872           6,729
   US Cellular*                                          75,004           5,509
   Verizon Communications                                66,701           2,529
                                                                  --------------
                                                                         26,501
                                                                  --------------
UTILITIES -- 12.8%
   AGL Resources                                         29,600           1,265
   Alliant Energy                                        72,488           3,249
   Atmos Energy                                          44,400           1,389
   Consolidated Edison                                   22,500           1,149
   Constellation Energy Group                            13,700           1,191
   DPL                                                   49,900           1,551
   DTE Energy                                            37,200           1,782
   Edison International                                  36,900           1,813
   Energen                                               31,700           1,613
   Energy East                                           52,400           1,276
   FirstEnergy                                            5,303             351
   Great Plains Energy                                   32,100           1,042
   Hawaiian Electric Industries                         134,610           3,499
   Integrys Energy Group                                 41,945           2,328
   KeySpan                                               70,141           2,886
   MDU Resources Group                                   52,600           1,512
   Northeast Utilities                                   27,863             913
   NSTAR                                                 66,036           2,319
   OGE Energy                                            96,738           3,753
   Oneok                                                 15,856             714
   Pepco Holdings                                        44,000           1,277
   PG&E                                                  23,500           1,134
   Puget Energy                                          63,700           1,636
   SCANA                                                 64,657           2,791
   TECO Energy                                           79,400           1,366
   TXU                                                   30,900           1,981
   Vectren                                               97,386           2,785
   Westar Energy                                         40,900           1,126
   Wisconsin Energy                                     128,788           6,249
                                                                  --------------
                                                                         55,940
                                                                  --------------
Total Common Stock
   (Cost $353,481) ($ Thousands)                                        394,985
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 8.4%
   SEI Daily Income Trust
      Prime Obligation Fund,
      Cl A, 5.180%**+                                36,870,918   $      36,871
                                                                  --------------
Total Cash Equivalent
   (Cost $36,871) ($ Thousands)                                          36,871
                                                                  --------------

U.S. TREASURY OBLIGATION (A) -- 0.4%
   U.S. Treasury Bill
         5.090%, 05/24/07                         $       1,601           1,590
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $1,589) ($ Thousands)                                            1,590
                                                                  --------------
Total Investments -- 99.0%
   (Cost $391,941) ($ Thousands)                                  $     433,446
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                                  NUMBER OF   EXPIRATION    APPRECIATION
CONTRACT                                 CONTRACTS         DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Index E-MINI                           429     Jun-2007          $  121
                                                                         ======

Percentages are based on Net Assets of $437,621 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+     Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl -- Class

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007         99

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                     21.2%
Consumer Staples               17.9%
Health Care                    14.0%
Consumer Discretionary         11.4%
Utilities                       7.9%
Telecommunication Services      6.0%
Energy                          5.6%
Industrials                     5.6%
Information Technology          4.3%
Short-Term Investments          3.2%
Materials                       2.6%
U.S. Treasury Obligation        0.3%

# Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.4%

AUSTRALIA -- 5.1%
   Australia & New Zealand Banking Group                 12,223   $         293
   Centro Properties Group                               66,056             465
   Coca-Cola Amatil                                      95,040             676
   Commonwealth Bank of Australia                        12,068             490
   DB RREEF Trust                                       945,878           1,318
   GPT Group                                            417,881           1,668
   ING Industrial Fund                                  336,160             641
   Integrated Group                                      28,296              58
   Investa Property Group                                77,471             152
   Leighton Holdings                                     12,375             335
   Macquarie Communications
     Infrastructure Group                                88,158             466
   McPherson's                                           12,442              29
   MFS                                                   21,941              94
   Multiplex Group                                      213,908             772
   Origin Energy                                         60,248             439
   QBE Insurance Group                                   20,347             518
   Rio Tinto                                                792              50
   Stockland                                             32,517             214
   Suncorp-Metway                                            --              --
   Tattersall's                                         114,864             478
   Telstra                                              160,145             603
   Westfield Group                                       26,707             444
   Woolworths                                            19,506             428
                                                                  --------------
                                                                         10,631
                                                                  --------------
AUSTRIA -- 1.7%
   Immoeast*                                             31,189             465
   IMMOFINANZ*                                           90,581           1,447
   Meinl European Land*                                  59,017           1,636
                                                                  --------------
                                                                          3,548
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
BELGIUM -- 3.8%
   AGFA-Gevaert                                           6,942   $         156
   Befimmo                                                  346              45
   Belgacom                                              17,997             797
   Cofinimmo*                                             3,581             743
   Colruyt                                                1,585             361
   Compagnie Maritime Belge                                 829              55
   D'ieteren                                                 61              25
   Electrabel                                                27              21
   InBev                                                  7,689             553
   Intervest Offices*                                     1,579              67
   KBC Groep                                              4,681             580
   Leasinvest Real Estate                                   331              36
   Mobistar*                                             26,594           2,241
   Solvay                                                12,929           1,980
   UCB*                                                   2,907             169
   Warehouses De Pauw*                                      873              63
                                                                  --------------
                                                                          7,892
                                                                  --------------

BERMUDA -- 0.7%
   Arch Capital Group*                                    6,896             470
   PartnerRe                                              5,886             404
   RenaissanceRe Holdings                                 8,439             423
   XL Capital, Cl A                                       2,331             163
                                                                  --------------
                                                                          1,460
                                                                  --------------

CANADA -- 3.3%
   Aspreva Pharmaceuticals*                               1,600              34
   Bank of Montreal                                       6,100             369
   Bank of Montreal                                       1,800             109
   Bank of Nova Scotia*                                   9,600             443
   Bank of Nova Scotia                                    1,400              64
   BCE                                                   22,200             628
   Canadian Imperial Bank of Commerce                     5,600             486
   Canadian Tire, Cl A                                    4,500             291
   Cascades                                               9,300              94
   Dorel Industries, Cl B*                                  700              23
   Enbridge                                              25,300             826
   George Weston                                          9,100             559
   Jean Coutu Group, Cl A                                 5,300              66
   Methanex                                              10,300             230
   Onex                                                  43,500           1,209
   PrimeWest Energy Trust                                 4,600              91
   Quebecor World                                        27,100             342
   Rothmans                                               2,900              52
   Royal Bank of Canada                                   9,900             493
   TransCanada                                           13,000             432
                                                                  --------------
                                                                          6,841
                                                                  --------------


--------------------------------------------------------------------------------
100        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
DENMARK -- 0.7%
   Danske Bank                                           10,000   $         464
   FLSmidth                                               1,100              74
   Jyske Bank*                                            4,000             321
   Sanistal, Cl B*                                          130              24
   Sydbank                                                7,700             413
   Topdanmark*                                              675             130
                                                                  --------------
                                                                          1,426
                                                                  --------------

FINLAND -- 0.7%
   Componenta*                                            7,368             108
   Fortum                                                12,983             377
   Kesko, Cl B                                            3,900             207
   Kone, Cl B                                             1,135              65
   Orion, Cl B                                            6,940             167
   Outokumpu                                             12,869             441
   Ramirent                                                 971              77
   Rautaruukki                                            2,500             116
                                                                  --------------
                                                                          1,558
                                                                  --------------

FRANCE -- 1.0%
   Camaieu                                                   56              20
   CNP Assurances                                         1,911             222
   Faiveley                                                 404              25
   Fonciere Des Regions                                     394              73
   Sanofi-Aventis                                         6,698             580
   Societe Des Autoroutes
      Paris-Rhin-Rhone*                                     235              21
   Total                                                  8,288             579
   Vinci                                                  3,585             554
                                                                  --------------
                                                                          2,074
                                                                  --------------

GERMANY -- 0.9%
   Adidas*                                                5,448             297
   Beiersdorf*                                            8,603             585
   Deutsche Euroshop*                                       562              44
   E.ON                                                   4,305             583
   EnBW Energie Baden-Wuerttemberg*                         876              58
   KWS Saat*                                                317              46
   Salzgitter                                             1,861             271
                                                                  --------------
                                                                          1,884
                                                                  --------------

HONG KONG -- 2.1%
   CLP Holdings                                          79,000             577
   Esprit Holdings                                       23,000             270
   Guoco Group                                           16,000             225
   Hang Seng Bank                                       154,700           2,197
   Hong Kong & China Gas                                123,000             275
   HongKong Electric Holdings                            57,000             292
   Jardine Matheson Holdings                             16,000             338
   Mandarin Oriental International                       25,000              47

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Vtech Holdings                                        14,000   $         101
   Xinyu Hengdeli Holdings*                              96,000              37
   Yue Yuen Industrial Holdings                          16,000              54
                                                                  --------------
                                                                          4,413
                                                                  --------------

ITALY -- 3.0%
   ASM*                                                  26,416             170
   Banca Carige*                                         82,811             411
   Banca Lombarda e Piemontese*                          19,276             474
   Banca Popolare dell'Emilia Romagna*                   21,773             556
   Banche Popolari Unite                                 12,141             358
   Banco di Desio e della Brianza*                        1,764              23
   Enel                                                 282,554           3,013
   ENI                                                   13,238             429
   Indesit*                                               8,108             173
   Risanamento                                            2,310              24
   Snam Rete Gas*                                        34,592             219
   Telecom Italia*                                       86,881             247
   Unipol*                                               17,917              69
                                                                  --------------
                                                                          6,166
                                                                  --------------

JAPAN -- 14.1%
   77 Bank                                               66,000             430
   Ajis*                                                  1,300              33
   Alpine Electronics                                     9,500             171
   Brother Industries                                    22,000             297
   Canon                                                  9,800             525
   Canon Marketing Japan                                 12,800             268
   Central Glass                                         20,000             135
   Central Japan Railway                                     92           1,044
   CHINTAI                                                   37              25
   Chubu Electric Power                                   7,200             247
   Chugai Pharmaceutical                                  4,800             121
   Combi                                                  9,500              59
   Daiichi Sankyo                                        18,000             550
   Daito Trust Construction                              12,500             588
   Diamond Lease                                            800              40
   East Japan Railway                                        61             474
   Eisai                                                  4,500             215
   FUJI SOFT                                             19,800             589
   FUJIFILM Holdings                                      8,600             351
   Fukuda                                                 6,000              23
   Gunma Bank                                            77,000             544
   Haruyama Trading*                                      2,600              25
   Honda Motor                                            9,900             345
   IBJ Leasing                                            1,100              28
   Itochu Techno-Solutions                                4,500             215
   Japan Tobacco                                            119             584
   JFE Holdings                                           8,500             502
   JMS                                                   10,000              34
   Kamei*                                                 4,000              31
   Kanamoto                                               5,000              43
   Kansai Electric Power                                 13,600             390


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        101

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Katokichi                                             98,000   $         615
   KDDI                                                      32             255
   Kobayashi Pharmaceutical*                                600              23
   Kyushu Electric Power                                  2,800              79
   Mabuchi Motor                                         22,800           1,408
   Meiji Dairies                                         68,000             533
   Mitani*                                                3,400              42
   Morinaga Milk Industry*                               12,000              59
   NAC                                                    1,300              21
   Namco Bandai Holdings                                  8,800             137
   Net One Systems                                          105             124
   Nichirei                                             147,000             858
   Nihon Jumbo*                                           2,100              34
   Nintendo                                               1,800             522
   Nippon Meat Packers                                   47,000             574
   Nippon Oil                                            80,000             648
   Nippon Suisan Kaisha                                  44,500             291
   Nippon Telegraph & Telephone                             237           1,250
   Noevir*                                                2,500              29
   NTT DoCoMo                                               502             927
   Odakyu Electric Railway                               17,000             124
   Okumura                                               92,000             503
   Proto                                                  1,000              19
   Ricoh                                                 26,000             585
   San-In Godo Bank                                       2,000              19
   Seiko Epson                                           13,000             382
   Shizuoka Bank                                         12,000             128
   Sohgo Security Services                                3,900              71
   Sumco                                                 13,800             573
   Suzuken                                               32,600           1,154
   Suzuki Motor                                           8,600             223
   Takara Leben                                           2,200              31
   Takeda Pharmaceutical                                  8,400             550
   TIS                                                    6,400             152
   Toda                                                 234,000           1,118
   Tohoku Electric Power                                  8,900             225
   Tohto Suisan*                                          9,000              27
   Tokyo Electric Power                                  59,700           2,038
   Tokyo Gas                                            100,000             556
   Tokyo Style                                           38,000             415
   Toyo Suisan Kaisha                                    43,000             845
   Toyota Boshoku                                         5,200             123
   Toyota Motor                                           6,000             384
   Tsumura & Co                                           2,400              56
   Uni-Charm                                              6,200             392
   Uniden                                                79,000             611
   Wacoal Holdings                                       23,000             291
   Yamaha                                                 9,800             218
   Yaoko                                                  1,200              32
                                                                  --------------
                                                                         29,200
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
NETHERLANDS -- 1.2%
   Boskalis Westminster*                                    602   $          60
   Gamma Holding*                                         1,278             100
   Heineken                                              10,948             571
   Hunter Douglas                                         1,408             124
   Royal Dutch Shell, Cl A                               16,313             541
   Royal KPN                                             36,144             561
   Smit Internationale                                      292              18
   Unilever                                              14,283             414
   Vastned Offices*                                       1,243              51
                                                                  --------------
                                                                          2,440
                                                                  --------------

NEW ZEALAND -- 0.2%
   Air New Zealand                                       12,657              21
   Contact Energy                                         2,803              19
   Fletcher Building                                     23,994             189
   Tower*                                                15,820              25
   Vector                                                31,630              67
   Warehouse Group                                       15,146              73
                                                                  --------------
                                                                            394
                                                                  --------------

PORTUGAL -- 0.5%
   Banco BPI                                              3,192              28
   Banco Espirito Santo                                  22,746             433
   Cimpor Cimentos de Portugal*                          12,293             103
   Portucel Empresa Produtora
      de Pasta e Papel                                  120,794             424
                                                                  --------------
                                                                            988
                                                                  --------------

SINGAPORE -- 0.4%
   Hotel Grand Central                                   80,000              54
   SembCorp Marine                                      107,000             248
   Singapore Telecommunications                         266,500             576
                                                                  --------------
                                                                            878
                                                                  --------------

SPAIN -- 1.4%
   Abertis Infraestructuras*                             18,331             587
   Acciona                                                  101              22
   ACS Actividades Construcciones
      y Servicios                                         6,613             400
   Altadis*                                               4,309             276
   Cementos Portland Valderrivas                            308              46
   Cia Espanola de Petroleos                                463              40
   Fomento de Construcciones y Contratas                  1,922             197
   Gestevision Telecinco*                                17,752             511
   Inditex                                                7,870             487
   Union Fenosa*                                          5,909             318
                                                                  --------------
                                                                          2,884
                                                                  --------------


--------------------------------------------------------------------------------
102        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
SWEDEN -- 0.6%
   Aangpanneforeningen, Cl B*                             1,200   $          27
   Skandinaviska Enskilda Banken, Cl A                    8,800             280
   Ssab Svenskt Stal, Ser A                               7,400             227
   Svenska Handelsbanken, Cl A                            8,200             243
   Swedish Match                                         27,000             480
                                                                  --------------
                                                                          1,257
                                                                  --------------

SWITZERLAND -- 2.6%
   Affichage Holding Genf                                   153              30
   Alcon                                                  4,380             577
   Basler Kantonalbank                                      272              27
   Bell Holding                                              17              24
   Geberit                                                  219             336
   MCH Messe Schweiz Holding                                 53              26
   Nestle                                                 3,002           1,164
   Novartis                                               4,339             248
   PSP Swiss Property*                                    1,705             103
   St. Galler Kantonalbank                                   83              42
   Swisscom                                               7,923           2,851
                                                                  --------------
                                                                          5,428
                                                                  --------------

UNITED KINGDOM -- 8.3%
   Antofagasta                                           31,078             316
   AstraZeneca                                            3,349             180
   Compass Group                                          3,501              23
   Diageo                                               123,959           2,503
   Firstgroup                                            13,054             170
   Gallaher Group                                        11,304             251
   GlaxoSmithKline                                       54,214           1,485
   HMV Group                                            226,616             491
   Imperial Tobacco Group                                 6,303             281
   Inchcape                                              10,425             117
   J Sainsbury                                          227,239           2,449
   Kelda Group                                           11,695             215
   London Stock Exchange Group                            7,541             185
   Man Group                                             26,772             291
   Marks & Spencer Group                                 22,022             292
   National Grid                                         26,182             410
   Next                                                  10,953             483
   Rank Group                                           130,337             522
   Reckitt Benckiser                                     43,351           2,250
   Scottish & Newcastle                                  96,864           1,143
   Scottish & Southern Energy                            12,805             387
   Smith & Nephew                                        23,559             298
   Tate & Lyle                                           21,680             245
   Tenon Group                                           32,655              41
   Tesco                                                 32,889             287
   Trinity Mirror                                       136,822           1,428
   Willis Group Holdings                                  7,912             313
   WM Morrison Supermarkets                              37,196             225
                                                                  --------------
                                                                         17,281
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
UNITED STATES -- 43.1%
   Abbott Laboratories                                   11,300   $         631
   Aetna                                                 12,700             556
   Aflac                                                  8,300             391
   Alliant Energy                                         3,800             170
   Alliant Techsystems*                                   5,200             457
   Alon USA Energy                                          800              29
   AMERIGROUP*                                           14,800             450
   AmerisourceBergen                                      9,100             480
   Amrep                                                  4,200             324
   Amylin Pharmaceuticals*                                9,400             351
   Anheuser-Busch                                        22,500           1,135
   Annaly Capital Management+                            35,800             554
   Apache                                                 8,000             566
   Apollo Group, Cl A*                                   37,900           1,664
   Arch Coal                                                800              25
   Arkansas Best                                          2,300              82
   AT&T                                                  32,500           1,281
   AvalonBay Communities+                                 2,800             364
   Avery Dennison                                         1,100              71
   Avon Products                                         13,400             499
   Ball                                                  10,300             472
   Bank of America                                       55,700           2,842
   Bankunited Financial, Cl A                             7,400             157
   BB&T                                                  14,200             582
   Beckman Coulter                                       10,900             696
   Big Lots*                                             17,200             538
   Biogen Idec*                                          11,600             515
   Books-A-Million                                        1,300              19
   Brandywine Realty Trust+                               4,000             134
   CBS, Cl B                                             27,300             835
   Celadon Group*                                         3,200              53
   Chaparral Steel                                          500              29
   Chattem*                                               8,300             489
   Chevron                                                7,900             584
   City Holding                                           1,700              69
   Coca-Cola                                             25,900           1,243
   Colgate-Palmolive                                      8,300             554
   Colonial BancGroup                                    13,500             334
   Comcast, Cl A*                                        22,500             584
   Community Health Systems*                             48,100           1,696
   ConAgra Foods                                         24,400             608
   ConocoPhillips                                         7,200             492
   Consolidated Edison                                   42,800           2,185
   Coventry Health Care*                                 18,500           1,037
   CPI                                                    1,700              89
   Darden Restaurants                                    13,600             560
   Dentsply International                                29,700             973
   Devon Energy                                           3,300             228
   Dress Barn*                                           21,700             452
   Dynamex*                                               1,300              33
   East West Bancorp                                        700              26
   Enbridge Energy Partners LP                            1,100              61
   Entergy                                                4,600             483


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        103

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Essex Property Trust+                                    900   $         117
   Estee Lauder, Cl A                                     5,500             269
   Exelon                                                19,400           1,333
   Express Scripts*                                         800              65
   Exxon Mobil                                            7,700             581
   Fannie Mae                                             2,900             158
   FedEx                                                  3,200             344
   Fifth Third Bancorp                                   26,600           1,029
   FirstEnergy                                            4,800             318
   FirstFed Financial*                                    5,600             318
   FNB                                                    2,600              93
   Friendly Ice Cream*                                    4,400              65
   Frontier Oil                                           6,100             199
   FTD Group*                                            14,900             246
   FTI Consulting*                                        4,200             141
   Gannett                                               10,800             608
   General Mills                                         35,800           2,084
   General Motors                                           900              28
   H&R Block                                             40,600             854
   Hancock Holding                                          900              40
   Harleysville Group                                       400              13
   Harris                                                 7,500             382
   Health Management Associates, Cl A                   206,300           2,242
   Healthcare Services Group                             10,000             287
   Henry Schein*                                          1,300              72
   Hershey                                               42,500           2,323
   Hess                                                   3,800             211
   Hewitt Associates, Cl A*                              13,300             389
   Hilb Rogal & Hobbs                                     4,600             226
   Hillenbrand Industries                                 3,500             208
   HJ Heinz                                               4,800             226
   Holly                                                  2,800             166
   Hooker Furniture                                      16,900             339
   Hormel Foods                                           1,300              48
   Hospira*                                               1,600              65
   Hugoton Royalty Trust                                  5,700             144
   Interstate Hotels & Resorts*                           1,800              11
   Intervest Bancshares*                                  6,100             175
   j2 Global Communications*                              6,200             172
   Jarden*                                               14,600             559
   Johnson & Johnson                                     47,100           2,838
   Kellogg                                               24,300           1,250
   Kimberly-Clark                                        23,900           1,637
   Laboratory Corp of America Holdings*                   6,500             472
   Lear                                                  12,900             471
   Lockheed Martin                                        5,800             563
   Magellan Health Services*                             11,600             487
   Marathon Oil                                           5,800             573
   Markel*                                                  800             388
   McClatchy, Cl A                                       43,300           1,369
   McCormick                                              3,500             135
   McGraw-Hill                                            7,000             440
   McKesson                                               8,600             503
   Medco Health Solutions*                                  500              36

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Medtronic                                             28,900   $       1,418
   Merck                                                  9,000             398
   Mid-America Apartment Communities+                       800              45
   Moody's                                                5,200             323
   Mylan Laboratories                                    18,100             383
   NCI, Cl A*                                             1,600              24
   NiSource                                              14,000             342
   Northrop Grumman                                       7,700             572
   Occidental Petroleum                                   7,400             365
   OGE Energy                                             2,300              89
   Ohio Casualty                                          1,500              45
   PAM Transportation Services*                           6,200             128
   Papa John's International*                            13,156             387
   Patterson*                                            41,600           1,476
   PepsiCo                                                3,700             235
   Pfizer                                                21,700             548
   Pioneer Natural Resources                             52,900           2,281
   Principal Financial Group                             21,100           1,263
   Procter & Gamble                                       8,700             549
   PS Business Parks+                                       300              21
   Quest Diagnostics                                        300              15
   Regions Financial                                      8,600             304
   Reliv International                                   14,000             153
   Rent-A-Center*                                         2,600              73
   Rockwood Holdings*                                       600              17
   Ryder System                                           2,300             113
   Safeco                                                40,200           2,670
   Schering-Plough                                       23,500             599
   Sierra Bancorp                                         3,000              84
   Southern                                              21,100             773
   Spartan Motors                                        23,934             556
   Stericycle*                                            5,600             456
   STERIS                                                17,800             473
   Stoneridge*                                            7,400              77
   Suburban Propane Partners LP                          13,000             572
   SunTrust Banks                                         4,400             365
   Team*                                                  2,600              99
   Triad Hospitals*                                      34,300           1,792
   Tribune                                               55,700           1,789
   TXU                                                    6,400             410
   Tyson Foods, Cl A                                     30,000             582
   United Parcel Service, Cl B                           11,000             771
   UnitedHealth Group                                    10,000             530
   Universal Health Services, Cl B                        7,500             429
   Valero Energy                                          2,800             181
   W-H Energy Services*                                   6,200             290
   Wal-Mart Stores                                       45,600           2,141
   Walgreen                                               9,800             450
   Washington Mutual                                      9,900             400
   WellPoint*                                             6,900             560
   Wells Fargo                                           24,800             854
   Wendy's International                                 15,900             498
   World Acceptance*                                      4,800             192
   WR Berkley                                            17,400             245


--------------------------------------------------------------------------------
104        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                        Shares/
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Yum! Brands                                            8,600   $         497
   Zimmer Holdings*                                       6,700             572
                                                                  --------------
                                                                         89,516
                                                                  --------------

Total Common Stock
   (Cost $188,690) ($ Thousands)                                        198,159
                                                                  --------------

CASH EQUIVALENT -- 3.2%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.180%**++                                6,633,368           6,633
                                                                  --------------
Total Cash Equivalent
   (Cost $6,633) ($ Thousands)                                            6,633
                                                                  --------------

U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bill
         5.089%, 05/24/07                         $         540             536
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $536) ($ Thousands)                                                536
                                                                  --------------
Total Investments -- 98.8%
   (Cost $195,859) ($ Thousands)                                  $     205,328
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                   APPRECIATION
TYPE OF                                 NUMBER OF   EXPIRATION   (DEPRECIATION)
CONTRACT                                CONTRACTS         DATE    ($ THOUSANDS)
--------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index                         24     Jun-2007   $           54
FTSE 100 Index                                  6     Jun-2007               17
Hang Seng Index                                 2     Apr-2007                1
S&P 500 Index                                   9     Jun-2007               55
SPI 200 Index                                   4     Jun-2007               10
Topix Index                                     5     Jun-2007               (2)
                                                                 ---------------
                                                                 $          135
                                                                 ===============

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                  CURRENCY            CURRENCY     APPRECIATION
MATURITY                        TO DELIVER          TO RECEIVE   (DEPRECIATION)
DATE                         ($ THOUSANDS)       ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
4/27/07                  AUD        14,079   USD        11,379   $           16
4/27/07                  CAD         8,682   USD         7,499              (34)
4/27/07                  EUR        28,069   USD        37,513              116
4/27/07                  GBP         9,470   USD        18,608               36
4/27/07                  JPY     3,628,499   USD        30,879               36
4/27/07                  USD            26   AUD            32               --
4/27/07                  USD           242   JPY        28,115               (3)
                                                                 ---------------
                                                                 $          167
                                                                 ===============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $209,878 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+     Real Estate Investment Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

AUD -- Australian Dollar

CAD -- Canadian Dollar

Cl -- Class

EUR -- Euro

GBP -- British Pound Sterling

JPY -- Japanese Yen

LP -- Limited Partnership

Ser -- Series

USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        105

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

March 31, 2007
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS#:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                      83.8%
Short-Term Investment           10.3%
Consumer Discretionary           5.3%
Asset-Backed Securities          0.4%
Exchange Traded Fund             0.2%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.4%

CONSUMER DISCRETIONARY -- 7.2%
   Hilton Hotels                                         40,300   $       1,449
   Starwood Hotels & Resorts Worldwide                  254,000          16,472
                                                                  --------------
                                                                         17,921
                                                                  --------------
FINANCIALS -- 89.2%
   Acadia Realty Trust+                                  39,000           1,017
   AMB Property+                                        132,500           7,790
   Archstone-Smith Trust+ (A)                           235,450          12,780
   AvalonBay Communities+                                91,800          11,934
   Boston Properties+ (A)                               100,700          11,822
   Brandywine Realty Trust+                             107,500           3,592
   BRE Properties, Cl A+ (A)                             39,700           2,507
   British Land (United Kingdom)+ (F)                    65,964           1,977
   Camden Property Trust+                                68,800           4,837
   Corporate Office Properties Trust+                   103,000           4,705
   Dawnay Day Treveria
     (United Kingdom) (F)*                              466,716             876
   DCT Industrial Trust+ (A)*                           143,600           1,699
   Douglas Emmett+*                                     330,025           8,426
   Equity Residential+ (A)                              277,200          13,369
   Essex Property Trust+ (A)                             25,300           3,276
   Extra Space Storage+ (A)                             153,000           2,898
   Federal Realty Investment Trust+                      50,800           4,603
   General Growth Properties+ (A)                       164,510          10,622
   Hammerson (United Kingdom)+ (F)                       43,061           1,464
   Health Care Property Investors+ (A)                   90,900           3,275
   Host Hotels & Resorts+ (A)                           399,479          10,510
   Kimco Realty+ (A)                                    180,500           8,798
   Land Securities Group
     (United Kingdom)+ (F)                               69,386           2,912
   Liberty Property Trust+ (A)                           34,500           1,681
   Macerich+ (A)                                         43,900           4,055
   Mack-Cali Realty+                                     76,200           3,629
   Maguire Properties+                                   39,400           1,401
   Post Properties+                                      88,750           4,059
   Prologis+                                             97,400           6,324
   PS Business Parks+                                    32,300           2,278
   Public Storage+ (A)                                  114,454          10,835
   Regency Centers+                                      14,100           1,178
   Saul Centers+ (A)                                     18,800           1,070
   Simon Property Group+ (A)                            176,850          19,675

--------------------------------------------------------------------------------
                                             Shares/Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   SL Green Realty+ (A)                                  36,100   $       4,952
   Strategic Hotels & Resorts+                          135,700           3,103
   Sunstone Hotel Investors+ (A)                         29,100             793
   Taubman Centers+                                      45,950           2,665
   Thomas Properties Group                               34,558             536
   Unibail (France)+ (F)*                                13,349           4,032
   Ventas+ (A)                                          178,000           7,499
   Verde Realty PIPE (G) (H)*                            21,400             706
   Vornado Realty Trust+ (A)                             36,900           4,404
                                                                  --------------
                                                                        220,564
                                                                  --------------
Total Common Stock
   (Cost $183,693) ($ Thousands)                                        238,485
                                                                  --------------
EXCHANGE TRADED FUND -- 0.3%
   iShares Cohen & Steers Realty Majors
     Index Fund                                           6,000             619
                                                                  --------------
Total Exchange Traded Fund
   (Cost $383) ($ Thousands)                                                619
                                                                  --------------
COMMERCIAL PAPER (B) (E) -- 13.3%

FINANCIALS -- 13.3%
   Adirondack, Ser 2005-2
     5.319%, 04/24/07                             $       1,395           1,390
   Brahms Funding
     5.314%, 05/14/07                                     1,724           1,713
     5.313%, 04/16/07                                     1,256           1,253
   Buckingham CDO I LLC
     5.320%, 04/25/07                                     1,290           1,285
   Buckingham CDO II LLC
     5.318%, 04/23/07                                     1,604           1,599
   Buckingham CDO III LLC
     5.320%, 04/26/07                                     1,433           1,427
   Citius I Funding
     5.320%, 04/26/07                                       558             556
   Citius II Funding LLC
     5.292%, 04/02/07                                     1,395           1,395
   Davis Square Funding
     5.310%, 04/13/07                                     3,069           3,063
   Elysian Funding LLC
     5.353%, 04/23/07                                       502             501
   Georgetown Funding
     5.316%, 04/20/07                                     3,390           3,380
   KKR Pacific Funding Trust
     5.341%, 04/27/07                                     1,395           1,390
   Mica Funding LLC
     5.316%, 04/20/07                                     1,455           1,451
     5.313%, 04/16/07                                       698             696
     5.310%, 04/19/07                                       452             450
     5.294%, 04/05/07                                     1,507           1,506


--------------------------------------------------------------------------------
106        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Rhineland Funding Capital
     5.354%, 04/30/07                             $         134   $         134
     5.332%, 06/06/07                                       513             508
     5.315%, 05/15/07                                     1,487           1,477
     5.314%, 05/14/07                                       594             590
Thornburg Mortgage Capital Resource
     5.313%, 04/16/07                                       355             354
     5.310%, 04/13/07                                       335             334
     5.309%, 04/12/07                                       698             696
     5.298%, 04/10/07                                     1,346           1,344
Valour Bay Capital LLC
     5.326%, 05/16/07                                     1,744           1,732
     5.324%, 04/18/07                                       597             596
     5.319%, 04/12/07                                       698             696
Zane Funding
     5.369%, 04/24/07                                     1,317           1,312
     5.364%, 04/17/07                                        43              43
                                                                  --------------
Total Commercial Paper
   (Cost $32,871) ($ Thousands)                                          32,871
                                                                  --------------
CORPORATE OBLIGATIONS (B) -- 10.4%

FINANCIALS -- 10.4%
American General Finance (C) (D)
     5.370%, 04/16/07                                     2,023           2,023
Bear Stearns EXL (C)
     5.360%, 04/16/07                                     2,483           2,483
Countrywide Financial MTN (C)
     5.428%, 06/27/07                                       837             837
Countrywide Financial MTN, Ser A (C)
     5.440%, 05/07/07                                     2,093           2,093
Irish Life & Permanent MTN, Ser X
   (C) (D)
     5.360%, 04/23/07                                     1,856           1,856
Islandsbanki (C) (D)
     5.369%, 04/09/07                                     2,093           2,093
Jackson National Life Funding (C) (D)
     5.320%, 04/02/07                                     3,069           3,069
Morgan Stanley EXL (C)
     5.380%, 04/04/07                                       488             488
Morgan Stanley EXL, Ser S (C)
     5.340%, 04/03/07                                       698             698
Nationwide Building Society (C) (D)
     5.410%, 06/28/07                                       767             767
     5.349%, 04/09/07                                     1,395           1,395
Northern Rock (C) (D)
     5.360%, 04/03/07                                     1,437           1,437
Premium Asset Trust, Ser 2004-10
   (C) (D)
     5.380%, 04/16/07                                     1,953           1,953

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
SLM EXL, Ser S (C) (D)
     5.320%, 04/16/07                             $       1,535   $       1,535
Skandinav Enskilda Bank (C) (D)
     5.320%, 04/18/07                                     1,535           1,535
Stanfield Victoria LLC MTN (D)
     5.445%, 06/11/07                                     1,395           1,395
                                                                  --------------
Total Corporate Obligations
   (Cost $25,657) ($ Thousands)                                          25,657
                                                                  --------------
ASSET-BACKED SECURITIES (B) -- 0.5%

MORTGAGE RELATED SECURITIES -- 0.5%
   Duke Funding, Ser 2004-6B, Cl A1S1
    (C) (D)
        5.430%, 04/09/07                                  1,046           1,046
   Newcastle CDO, Ser 2005-6A, Cl IM1
    (C) (D)
     5.340%, 04/24/07                                       279             279
                                                                  --------------
Total Asset-Backed Securities
   (Cost $1,325) ($ Thousands)                                            1,325
                                                                  --------------
CASH EQUIVALENTS**++ -- 8.0%
   SEI Daily Income Trust
     Prime Obligation Fund,
     Cl A, 5.180%                                    10,109,474          10,109
   SEI Liquidity Fund LP,
     5.520% (B)                                       9,766,115           9,766
                                                                  --------------
Total Cash Equivalents
   (Cost $19,875) ($ Thousands)                                          19,875
                                                                  --------------
CERTIFICATES OF DEPOSIT (B) -- 0.9%
   Barclays Bank (C) (D)
     5.440%, 06/11/07                                       698             698
CC USA MTN (D)
     5.520%, 06/18/07                                     1,395           1,395
Thornburg Mortgage Capital Resource
     5.309%, 04/11/07                                       173             173
                                                                  --------------
Total Certificates of Deposit
   (Cost $2,266) ($ Thousands)                                            2,266
                                                                  --------------
MASTER NOTE (B) (E) -- 0.2%
   Bear Stearns
     5.558%, 03/31/07                                       419             419
                                                                  --------------
Total Master Note
   (Cost $419) ($ Thousands)                                                419
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        107

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) (I)-- 6.0%
   Barclays
     5.340%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $666,792
     (collateralized by a U.S.
     Government Obligation, par
     value $661,473, 5.600%,
     10/17/13; with total market
     value $679,839)                                $       666   $         666
   Deutsche Bank
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $5,789,142
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $38,158-
     $2,122,456, 0.000%-6.110%,
     05/16/07-10/15/19; with total
     market value $5,902,295)                             5,787           5,787
   Lehman Brothers
     5.350%, dated 03/30/07,
     to be repurchased on 04/02/07,
     repurchase price $8,374,688
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $605,848-
     $1,020,699, 2.625%-10.351%,
     05/15/07-08/03/18; with total
     market value $8,538,432)                             8,371           8,371
                                                                  --------------
Total Repurchase Agreements
   (Cost $14,824) ($ Thousands)                                          14,824
                                                                  --------------
Total Investments -- 136.0%
   (Cost $281,313) ($ Thousands)                                       $336,341
                                                                  ==============

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $247,265 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+     Real Estate Investment Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A) This security or a partial position of this security is on loan at March 31, 2007 (see note 7). The total value of securities on loan at March 31, 2007 was $86,265 ($ Thousands).

(B) This security was purchased with cash collateral held from securities on loan (see note 7). The total value of such securities as of March 31, 2007 was $87,128 ($ Thousands).

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)   The rate reported is the effective yield at time of purchase.

(F) This security is traded on a foreign stock exchange. The total value of such securities as of March 31, 2007 was $11,261 and represented 4.55% of Net Assets.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities at March 31, 2007 was $706 ($ Thousands) and represented 0.29% of Net Assets.

(H) Security considered illiquid and restricted. The total value of such securities at March 31, 2007 was $706 ($ Thousands) and represented 0.29% of Net Assets.

(I)   Tri-Party Repurchase Agreement.

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

LP -- Limited Partnership

MTN -- Medium Term Note

PIPE -- Private Investment, Public Entity

Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
108        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

Enhanced Income Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                             33.0%
Loan Participations                                 27.3%
Short-Term Investments                              19.2%
Corporate Obligations                               12.5%
U.S. Government Mortgage-Backed Obligations          6.6%
U.S. Government Agency Obligations                   1.3%
Certificates of Deposit                              0.1%
U.S. Treasury Obligation                             0.0%

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 35.5%

AUTOMOTIVE -- 4.0%
   AESOP Funding II, Ser 2003-4A,
     Cl A2 (B)
       2.860%, 08/20/09                           $         500   $         487
   AmeriCredit Automobile Receivables
     Trust, Ser 2005-1, Cl B
       4.480%, 11/06/09                                     840             837
   AmeriCredit Automobile Receivables
     Trust, Ser 2007-AX, Cl A4
       5.360%, 10/06/13                                     570             570
   Banc of America Securities Auto Trust,
     Ser 2005-WF1, Cl A3
       3.990%, 08/18/09                                   1,408           1,399
   Capital Auto Receivables Asset Trust,
     Ser 2006-SN1A, Cl A2A (B)
       5.400%, 01/20/09                                     800             800
   Capital One Auto Finance Trust,
     Ser 2005-C, Cl A3
       4.610%, 07/15/10                                   1,411           1,407
   Capital One Prime Auto Receivables,
     Ser 2004-3, Cl A3
       3.390%, 01/15/09                                     548             545
   Carmax Auto Owner Trust, Ser 2007-1,
     Cl C
       5.530%, 07/15/13                                     190             191
     Drive, Ser 2007-1, Cl A2
       5.300%, 03/15/14                                   1,925           1,922
   Ford Credit Auto Owner Trust,
     Ser 2006-A, Cl C
       5.480%, 09/15/11                                   1,500           1,508
   Ford Credit Auto Owner Trust,
     Ser 2006-B, Cl A2A
       5.420%, 07/15/09                                     800             800
   Harley Davidson Motorcycle Trust,
     Ser 2006-2, Cl A2
       5.350%, 03/15/13                                   1,000           1,007
   Harley-Davidson Motorcycle Trust,
     Ser 2006-1, Cl B (B)
       5.240%, 11/15/13                                   1,550           1,554

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Harley-Davidson Motorcycle Trust,
     Ser 2006-3, Cl B
       5.430%, 11/15/14                           $         890   $         896
   Hertz Vehicle Financing LLC,
     Ser 2005-2A, Cl A2
       4.930%, 02/25/10                                   1,125           1,122
   Honda Auto Receivables Owners Trust,
     Ser 2004-3, Cl A3
       2.910%, 10/20/08                                     220             218
   Hyundai Auto Receivables Trust,
     Ser 2006-B, Cl D
       5.410%, 05/15/13                                     680             682
   Nissan Auto Receivables Owner Trust,
     Ser 2003-C, Cl A5
       3.210%, 03/16/09                                     860             852
   Onyx Acceptance Owner Trust,
     Ser 2004-C, Cl A4
       3.500%, 12/15/11                                     608             601
   Superior Wholesale Inventory Financing
     Trust, Ser 2007-AE1, Cl B
       5.621%, 01/15/12                                     115             115
   Superior Wholesale Inventory Financing
     Trust, Ser 2007-AE1, Cl C
       5.921%, 01/15/12                                     215             213
   USAA Auto Owner Trust, Ser 2006-4,
     Cl B
       5.260%, 06/17/13                                   1,250           1,253
   Whole Auto Loan Trust, Ser 2003-1,
     Cl A4
       2.580%, 03/15/10                                     694             693
                                                                  --------------
                                                                         19,672
                                                                  --------------
CREDIT CARDS -- 5.9%
   Advanta Business Card Master Trust,
     Ser 2004-C1, Cl C (C)
       6.370%, 04/20/07                                     485             490
   Advanta Business Card Master Trust,
     Ser 2005-C1, Cl C1 (C)
       5.830%, 04/20/07                                     800             804
   Advanta Business Card Master Trust,
     Ser 2006-B2, Cl B2 (C)
       5.570%, 04/20/07                                   1,000           1,002
   Advanta Business Card Master Trust,
     Ser 2006-C1, Cl C1
       5.800%, 10/20/14                                   1,500           1,512
   Advanta Business Card Master Trust,
     Ser 2007-B1, Cl B
       5.570%, 12/22/14                                   2,000           2,004
   American Express Credit Account Master
     Trust, Ser 2004-C, Cl C (B) (C)
       5.820%, 04/15/07                                   1,329           1,332


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        109

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bank of America Credit Card Trust,
     Ser 2006-C7, Cl C7 (C)
       5.550%, 04/15/07                           $       1,000   $         998
   Bank One Issuance Trust, Ser 2004-B1,
     Cl B1 (C)
       5.640%, 04/01/07                                   1,250           1,257
   Bank of America Credit Card Trust,
     Ser 2007-C1, Cl C1
       5.610%, 04/26/07                                   1,700           1,702
   Cabela's Master Credit Card, Trust,
     Ser 2006-3A, Cl C
       5.720%, 10/15/14                                     520             521
   Capital One Multi-Asset Execution Trust,
     Ser 2002-C1, Cl C1 (C)
       8.070%, 07/15/10                                   1,000           1,012
   Capital One Multi-Asset Execution Trust,
     Ser 2005-C1, Cl C1
       5.720%, 02/15/13                                   1,800           1,808
   Capital One Multi-Asset Execution Trust,
     Ser 2007-C2, Cl C2
       5.320%, 04/15/07                                   1,600           1,602
   Carmax Auto Owner Trust, Ser 2004-2,
     Cl D
       3.670%, 09/15/11                                     471             465
   Citibank Credit Card Issuance Trust,
     Ser 2001-C1, Cl C1 (C)
       6.440%, 01/15/10                                   2,000           2,013
   Citibank Credit Card Issuance Trust,
     Ser 2006-C4, Cl C4
       5.539%, 01/09/12                                   1,800           1,800
   Discover Card Master Trust I,
     Ser 2005-1, Cl B (C)
       5.470%, 04/18/07                                   1,500           1,503
   First USA Credit Card Master Trust,
     Ser 1998-2, Cl C
       6.800%, 02/18/11                                   2,125           2,162
   Household Affinity Credit Card Master
     Note Trust, Ser 2003-1, Cl B (C)
       5.870%, 04/15/07                                   1,250           1,255
   Household Credit Card Master Note
     Trust I, Ser 2006-1, Cl B (C)
       5.460%, 06/15/12                                     455             455
   MBNA Credit Card Master Trust,
     Ser 2006-C2, Cl C2
       5.620%, 08/15/13                                   1,200           1,201
   MBNA Master Credit Card Trust,
     Ser 1999-J, Cl C
       7.850%, 02/15/12                                   1,500           1,599
   New Century Home Equity Loan Trust,
     Ser 2005-1, Cl A1MZ (C)
       5.610%, 04/25/07                                     249             250
                                                                  --------------
                                                                         28,747
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 23.3%

   Ace Securities, Ser 2006-HE1, Cl M2 (C)
     5.720%, 04/27/07                             $         515   $         513
   Ace Securities, Ser 2006-NC1,
     Cl A2B (C)
       5.470%, 04/25/07                                   1,148           1,148
   Ace Securities, Ser 2006-OP2, Cl A2B
       5.430%, 08/25/36                                   1,000             999
   Adjustable Rate Mortgage Trust,
     Ser 2005-12, Cl 2A1 (C)
       5.710%, 03/25/36                                   1,211           1,220
   Aicco Premium Finance Master Trust,
     Ser 2004-1, Cl A (C)
       5.500%, 04/15/07                                     671             671
   Ameriquest Mortgage Securities,
     Ser 2004-R12, Cl A3 (C)
       5.600%, 04/08/07                                     366             367
   Arkle Master Issuer, Ser 2006-1A,
     Cl 3M (C)
       5.550%, 05/20/07                                   1,000           1,000
   Asset-Backed Funding Certificates,
     Ser 2006-OPT2, Cl A3B (C)
       5.430%, 04/25/07                                   1,100           1,099
   Banc of America Funding, Ser 2005-F,
     Cl 4A1 (C)
       5.373%, 04/01/07                                   2,628           2,628
   Banc of America Mortgage Securities,
     Ser 2005-I, Cl 2A1 (C)
       4.873%, 04/01/07                                     798             791
   Banc of America Securities Auto Trust,
     Ser 2006-G1 Cl A2
       5.300%, 03/18/09                                   1,500           1,500
   Bank of America Credit Card Trust,
     Ser 2006-B4, Cl B4 (C)
       5.400%, 03/15/12                                     835             835
   Bank of America Mortgage Securities,
     Ser 2004-J, Cl 2A1 (C)
       4.781%, 04/01/07                                     416             414
   Bank of America Mortgage Securities,
     Ser 2005-C, Cl 2A2 (C)
       4.706%, 04/01/07                                   1,155           1,140
   Bayview Commercial Asset Trust,
     Ser 2006-4A, Cl A2
       5.590%, 12/25/36                                     635             634
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-9, Cl A1
       4.625%, 10/25/35                                   2,071           2,036
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-12, Cl 11A1 (C)
       5.406%, 04/01/07                                     986             995
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2006-1, Cl A1 (C)
       4.625%, 04/01/07                                   2,584           2,538


--------------------------------------------------------------------------------
110        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Asset-Backed Securities,
     Ser 2005-HE11, Cl A1 (C)
       5.440%, 04/25/07                           $         277   $         277
   C-Bass, Ser 16A, Cl A (C)
       5.596%, 06/06/07                                     540             539
   Capital One Master Trust, Ser 2002-1A,
     Cl B
       5.920%, 11/15/11                                     525             530
   Capital One Multi-Asset Execution Trust,
     Ser 2003-B3, Cl B3
       4.500%, 06/15/11                                   1,500           1,487
   Capital One Multi-Asset Execution Trust,
     Ser 2005-B2, Cl B2 (C)
       5.470%, 04/15/07                                   1,000           1,001
   Capital Trust Re CDO Ltd., Ser 2006-4A,
     Cl A1
       5.630%, 10/20/43                                   1,175           1,174
   CapitalSource Commercial Loan Trust,
     Ser 2006-2A, Cl A1A (B) (C)
       5.530%, 04/20/07                                     730             730
   Caterpillar Financial Asset Trust,
     Ser 2006-A, Cl A3
       5.570%, 05/25/10                                   1,250           1,258
   Citigroup Commercial Mortgage Trust,
     Ser 2006-FL2, Ser D
       5.530%, 08/15/21                                     400             400
   Citigroup Mortgage Loan Trust,
     Ser 2004-HYB3, Cl 1A (C)
       3.912%, 04/01/07                                     573             581
   Citigroup Mortgage Loan Trust,
     Ser 2006-AR1, Cl 1A1 (C)
       4.900%, 10/25/35                                     873             863
   Citigroup Mortgage Loan Trust,
     Ser 2006-WFH3, Cl M1 (C)
       5.610%, 04/27/07                                     805             800
   Commercial Mortgage Pass-Through
     Certificate, Ser 2006-FL12, Cl A2
       5.420%, 12/15/20                                   1,393           1,393
   Countrywide Asset-Backed Certificates,
     Ser 2005-13, Cl 3AV3 (C)
       5.570%, 04/25/07                                   1,310           1,311
   Countrywide Asset-Backed Certificates,
     Ser 2006-18, Cl M1 (C)
       5.620%, 03/25/37                                   1,000             994
   Countrywide Asset-Backed Certificates,
     Ser 2006-2, Cl 2A2
       5.510%, 04/25/07                                   2,000           2,001
   Countrywide Asset-Backed Certificates,
     Ser 2006-22, Cl M1
       5.550%, 05/25/37                                   1,500           1,499
   Countrywide Asset-Backed Certificates,
     Ser 2006-22, Cl M3
       5.630%, 05/25/37                                   1,000             984

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
     Ser 2005-HY10, Cl 3A1A (C)
       5.398%, 04/01/07                           $         597   $         599
   Countrywide Home Loans,
     Ser 2006-HYB1, Cl 1A1 (C)
       5.379%, 04/20/07                                   1,172           1,174
   Countrywide Homes Loans,
     Ser 2005-22, Cl 2A1
       5.303%, 11/25/35                                     899             898
   Credit-Based Asset Servicing,
     Ser 2005-CB5, Cl AV1 (C)
       5.430%, 04/25/07                                      30              30
   Crusade Global Trust, Ser 2004-2,
     Cl A1
       5.490%, 11/19/37                                     294             295
   Crusade Global Trust, Ser 2006-1,
     Cl A1
       5.420%, 07/20/38                                   1,724           1,724
   Diversified REIT Trust, Ser 1999-1A,
     Cl A2 (B)
       6.780%, 03/18/11                                   1,241           1,261
   First Franklin Mortgage Loan Asset,
     Ser 2007-FF1, Cl M2
       5.580%, 01/25/38                                   1,145           1,138
   First Horizon Alternative Mortgage Trust,
     Ser 2005-AA3, Cl 3A1
       5.354%, 04/01/07                                   1,721           1,725
   First Horizon Mortgage Pass-Through
     Trust, Ser 2005-AR4, Cl 2A1 (C)
       5.340%, 10/25/35                                   1,340           1,341
   GE Business Loan Trust, Ser 2003-2A,
     Cl B (B) (C)
       6.320%, 11/15/31                                     151             150
   GE Business Loan Trust, Ser 2004-2A,
     Cl A
       5.540%, 12/15/32                                     162             162
   GE Business Loan Trust, Ser 2004-2A,
     Cl B
       5.800%, 12/15/32                                     121             120
   GE Business Loan Trust, Ser 2006-2A,
     Cl D
       6.070%, 11/15/34                                     307             294
   GE Commercial Equipment Financing,
     Ser 2004-1, Cl B (C)
       5.520%, 04/20/07                                     591             593
   GE Commercial Loan Trust, Ser 2006-3,
     Cl C (B) (C)
       5.910%, 04/19/07                                     516             514
   GE Corporate Aircraft Financing,
     Ser 2006-1A, Cl A2 (B) (C)
       5.490%, 04/26/07                                     181             178
   GMAC Commercial Mortgage Securities,
     Ser 1998-C2, Cl A2
       6.420%, 05/15/35                                   1,122           1,134


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        111

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GMAC Commercial Mortgage Securities,
     Ser 1999-CTL1, Cl A (B)
       7.151%, 12/15/16                           $         508   $         511
   GMAC Mortgage Loan Trust,
     Ser 2005-AR6, Cl 2A1 (C)
       5.222%, 04/01/07                                   1,248           1,251
   GMAC Mortgage Loan Trust,
     Ser 2006-HE4, Cl A2 (C)
       5.460%, 04/25/07                                   1,150           1,149
   GS Motgage Securities, Ser 2003-C1,
     Cl A2A
       3.590%, 01/10/40                                   2,000           1,973
   GSR Mortgage Loan Trust,
     Ser 2005-AR2, Cl 1A2 (C)
       4.596%, 04/01/07                                     901             900
   GSR Mortgage Loan Trust,
     Ser 2006-AR1, Cl 3A1
       5.413%, 01/25/36                                     770             768
   Granite Master Issuer PLC, Ser 2007-1,
     Cl 1C1
       5.650%, 12/20/54                                     410             409
   Granite Master Issuer, Ser 2006-3,
     Cl M1 (C)
       5.540%, 04/22/07                                     570             570
   Greenwich Capital Commercial Funding,
     Ser 2006-FL4A, Cl C
       5.550%, 11/05/21                                     810             810
   Harborview Mortgage Loan Trust,
     Ser 2005-14, Cl 3A1A (C)
       5.320%, 12/19/35                                   1,645           1,651
   Holmes Master Issuer PLC, Ser 2007-1,
     Cl 1C1
       5.520%, 07/16/07                                     475             475
   IMPAC CMB Trust, Ser 2005-1,
     Cl 1A1 (C)
       5.580%, 04/25/07                                     600             600
   IMPAC CMB Trust, Ser 2005-4,
     Cl 1M1 (C)
       5.750%, 04/25/07                                   1,126           1,128
   IXIS Real Estate Capital Trust,
     Ser 2006-HE3, Cl A2 (C)
       5.420%, 04/25/07                                   1,250           1,249
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR41, Cl A3 (C)
       5.500%, 04/25/07                                   1,738           1,741
   JPMorgan Mortgage Acquisition,
     Ser 2006-CH1, Cl M1
       5.540%, 07/25/36                                     335             333
   JPMorgan Mortgage Acquisition,
     Ser 2006-CH2, Cl MV1
       5.530%, 10/25/36                                   1,125           1,119
   JPMorgan Mortgage Acquisition,
     Ser 2006-WMC3, Cl A4 (C)
       5.470%, 04/25/07                                   1,250           1,249

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Mortgage Trust, Ser 2006-4,
     Cl 1A1 (C)
       5.842%, 04/01/07                           $       2,904   $       2,940
   Katonah, Ltd., Ser 2006-7A, Cl B (B) (C)
       5.780%, 05/15/07                                     700             700
   Leek Finance PLC, Ser 18A, Cl A2B (C)
       5.480%, 06/21/07                                     500             500
   MLCC Mortgage Investors, Ser 2006-2,
     Cl 2A (C)
       5.499%, 04/01/07                                   2,109           2,124
   Master Adjustable Rate Mortgage,
     Ser 2004-12, Cl 5A1 (C)
       4.466%, 04/01/07                                     280             281
   Mellon Bank Premium Finance Loan
     Master Trust, Ser 2004-1, Cl A (C)
       5.520%, 06/15/07                                   1,250           1,250
   Merrill Lynch Mortgage Investors,
     Ser 2005-A1, Cl 1A (C)
       4.288%, 04/01/07                                   1,456           1,458
   Merrill Lynch Mortgage Investors,
     Ser 2005-A9, Cl 2A1A (C)
       5.191%, 12/25/35                                   1,188           1,178
   Merrill Lynch Mortgage Investors,
     Ser 2005-A9, Cl 2A1E (C)
       5.159%, 12/25/35                                   2,600           2,595
   Metris Master Trust, Ser 2005-2,
     Cl B (C)
       5.600%, 04/20/07                                   2,000           2,001
   Morgan Stanley Capital I,
     Ser 2007-XLFA, Cl C
       5.480%, 10/15/20                                   1,025           1,025
   Morgan Stanley Dean Witter Capital,
     Ser 2000-LIFE, Cl A2
       7.570%, 11/15/36                                     908             954
   Mortgage Trust, Ser 2005-5, Cl A1 (C)
       5.580%, 04/25/07                                   1,677           1,680
   Nationstar Home Equity Loan Trust,
     Ser 2006-B, Cl AV2 (C)
       5.450%, 09/25/36                                   1,000             999
   Option One Mortgage Loan Trust,
     Ser 2005-3, Cl M1 (C)
       5.790%, 04/25/07                                     428             428
   Option One Mortgage Loan Trust,
     Ser 2007-FXD1, Cl 3A3 (C)
       5.611%, 01/25/37                                     285             286
   Option One Mortgage Loan Trust,
     Ser 2007-FXD2, Cl 2A1
       5.908%, 03/25/38                                   1,781           1,781
   Permanent Master Issuer PLC,
     Ser 2006-1, Cl 2C (C)
       5.760%, 04/16/07                                     700             719
   Permanent Master Issuer, Ser 2007-1,
     Cl 1C (C)
       5.502%, 01/15/16                                     670             670


--------------------------------------------------------------------------------
112        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Prima, Ser 2006-1, Cl A1
       5.420%, 04/01/07                           $       1,289   $       1,299
   Prudential Commercial Mortgage Trust,
     Ser 2003-PWR1, Cl A1
       3.669%, 02/11/36                                   1,043           1,008
   Residential Funding Mortgage
     Securites I, Ser 2006-SA1, Cl 1A1
       5.676%, 02/25/36                                     727             734
   Sequoia Mortgage Trust, Ser 2004-10,
     Cl A2 (C)
       5.640%, 04/20/07                                     453             454
   Sequoia Mortgage Trust, Ser 2004-11,
     Cl A1 (C)
       5.620%, 04/20/07                                     310             311
   Sequoia Mortgage Trust, Ser 2005-2,
     Cl A1 (C)
       5.540%, 04/20/07                                     195             195
   Triton Container Finance LLC,
     Ser 2006-1A, Cl N
       5.490%, 11/26/21                                     725             725
   VTB Capital, Ser 2006-1, Cl A1
       5.960%, 08/01/08                                     310             310
   WFS Financial Owner Trust, Ser 2005-3,
     Cl B
       4.500%, 05/17/13                                     700             694
   WFS Financial Owners Trust,
     Ser 2005-2, Cl A
       4.170%, 12/17/09                                     969             966
   Wadsworth CDO, Ser 2006-1A,
     Cl B (B) (C)
       5.820%, 11/05/46                                     315             310
   Washington Mutual Master Note Trust,
     Ser 2006-C2A, Cl C2 (B) (C)
       5.820%, 04/15/07                                     800             800
   Washington Mutual, Ser 2003-AR10,
     Cl A6 (C)
       4.062%, 04/01/07                                   1,500           1,477
   Washington Mutual, Ser 2006-AR2,
     Cl 1A1 (C)
       5.324%, 04/01/07                                     831             828
   Washinton Mutual Master Note Trust,
     Ser 2006-C3A, C3A
       5.700%, 10/15/13                                   1,000           1,000
   Wells Fargo Mortgage-Backed Securities
     Trust, Ser 2006-AR10, Cl 2A1
       5.629%, 07/25/36                                   1,363           1,366
   Wells Fargo Mortgage-Backed Securities
     Trust, Ser 2006-AR8, Cl 2A1 (C)
       5.240%, 04/01/07                                   1,322           1,320
   Wells Fargo Mortgage-Backed Securities,
     Ser 2003-J, Cl 2A4 (C)
       4.451%, 10/25/33                                     478             471
   Wells Fargo Mortgage-Backed Securities,
     Ser 2004-BB, Cl A2 (C)
       4.558%, 04/01/07                                     879             870

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo Mortgage-Backed Securities,
     Ser 2004-Z, Cl 2A1 (C)
       4.576%, 04/01/07                           $       2,233   $       2,210
   Wells Fargo Mortgage-Backed Securities,
     Ser 2005-AR2, Cl 2A2 (C)
       4.546%, 04/01/07                                   1,009             996
   Wells Fargo Mortgage-Backed Securities,
     Ser 2006-AR6, Cl 3A1 (B)
       5.095%, 04/01/07                                   2,032           2,033
                                                                  --------------
                                                                        113,512
                                                                  --------------

OTHER ASSET-BACKED SECURITIES -- 2.3%
   Babson CLO, Ser 2007-1A, Cl A1
       5.585%, 07/18/07                                   1,120           1,120
   Blackrock Senior Income Series,
     Ser 2006-4A, Cl C
       6.035%, 04/20/19                                   1,930           1,930
   CIT Equipment Collateral, Ser 2006-VT2,
     Cl C
       5.290%, 04/20/14                                     183             183
   Caterpillar Financial Asset Trust,
     Ser 2005-A, Cl A3
       3.900%, 02/25/09                                     717             713
   Crusade Global Trust, Ser 2007-1,
     Cl A1 (C)
       5.382%, 04/19/38                                   1,560           1,560
   GE Dealer Floorplan Master Note Trust,
     Ser 2006-2, Cl C (C)
       5.750%, 04/20/13                                     460             459
   Interstar Millennium Trust, Ser 2002-1G,
     Cl A2
       5.540%, 07/07/34                                     210             210
   Lambda Finance, Ser 2005-1A,
     Cl A3 (C)
       5.590%, 11/15/29                                   1,600           1,602
   Marriott Vacation Club Owner Trust,
     Ser 2006-2A, Cl A
       5.362%, 10/20/28                                     261             261
   Mayport CLO Ltd., Ser 2006-1A, Cl A2L
       6.023%, 02/22/20                                     270             270
   Mayport CLO Ltd., Ser 2006-1A, Cl A2l
       5.733%, 02/22/20                                   1,005           1,005
   Navistar Financial Dealer Note Master
     Trust, Ser 2004-1, Cl A (C)
       5.520%, 04/10/07                                     470             470
   PFMT, Ser 2007-1A, Cl 1C
       5.280%, 05/12/59                                   1,235           1,235
                                                                  --------------
                                                                         11,018
                                                                  --------------

Total Asset-Backed Securities
  (Cost $172,561) ($ Thousands)                                         172,949
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        113

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
LOAN PARTICIPATIONS -- 29.3%
   Acument Global Tech
       8.921%, 08/11/13                           $       1,000   $       1,005
       8.820%, 08/11/13                                   1,000           1,005
   Applied Systems
       8.175%, 09/26/13                                     499             501
   Aramark
       7.470%, 01/26/14                                   1,843           1,848
       7.344%, 01/26/14                                     132             132
   Atrium
       8.104%, 05/31/12                                   1,000           1,000
   Baldor Electric
       7.063%, 01/31/14                                     950             954
   Barrington
       7.610%, 08/05/13                                     995             999
   Big Dumpster Acquisition
       7.570%, 02/05/13                                   1,000             692
   Bio Tech Research Lab (D)
       0.000%, 03/17/14                                   1,000           1,001
   Boston Generating LLC
       7.616%, 12/20/13                                     145             146
       7.600%, 12/20/13                                   2,338           2,355
       5.241%, 12/20/13                                     517             521
   Brickman Group Holdings
       7.399%, 01/23/14                                   1,000           1,002
   Buffets Holding
       8.360%, 11/01/13                                     883             888
       5.264%, 11/01/13                                     117             117
   Burlington Coat Factory
       7.620%, 05/28/13                                   1,970           1,957
   CCS Medical
       8.620%, 09/30/12                                   1,995           1,982
   Cellnet Group
       7.320%, 07/22/11                                   2,000           2,014
   Cequel Communications
       7.610%, 11/05/13                                   2,000           2,002
   Chiquita
       8.375%, 06/28/12                                     992           1,001
   Chiquita Brands
       8.375%, 06/28/12                                     995           1,001
   Clarke American (D)
       0.000%, 03/09/14                                   2,000           1,999
   Cooper-Standard Auto (D)
       0.000%, 12/23/11                                   1,000           1,003
   DTN (D)
       0.000%, 08/15/14                                     995             995
   Delphi
       8.125%, 04/10/07                                   2,000           2,006
       0.000%, 12/31/07                                   1,000           1,005
   Dollar Financial Group
       0.000%, 10/30/12 (D)                               1,000           1,004
   Eastman Kodak
       7.616%, 10/18/12 (D)                               1,089           1,091

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Eddie Bauer
       9.570%, 06/21/11                           $       1,989   $       1,990
   Education Management LLC
       7.375%, 02/07/14                                   2,000           2,008
   FSB Holding
       7.875%, 09/29/13                                     500             505
   Ferro
       8.070%, 06/06/12                                   1,356           1,353
       1.000%, 06/06/12 (E)                                 644               1
   Ford Motor
       8.360%, 12/15/13                                     998           1,001
   Freeport-McMoran Copper & Gold (D)
       0.000%, 03/06/14                                   3,000           3,004
   GTM Holding
       8.110%, 10/13/13                                   1,000           1,005
   Garden Fresh Restaurant
       8.610%, 06/22/11                                     987             990
   Generac Acquistuion
       7.860%, 11/15/13                                   1,980           1,987
   General Nutrition Center
       7.560%, 09/16/13                                   2,000           1,999
   Georgia Gulf
       7.320%, 05/06/07                                   1,013           1,017
   Ginn La Conduit Lender (D)
       0.000%, 06/08/11                                     315             306
       0.000%, 06/08/11                                     316             306
       0.000%, 06/08/11                                     684             662
       0.000%, 06/08/11                                     685             662
   Global Petroleum
       9.852%, 07/26/13                                   1,985           1,995
   Graceway Pharmaceuticals LLC
       11.344%, 12/29/12                                  1,000           1,014
       7.844%, 12/29/11                                     988             988
   HCA
       8.114%, 11/07/13                                   1,995           2,013
   Hawker Beechcraft
     Acquistisition LLC (D)
       0.000%, 03/26/14                                      78              78
       0.000%, 03/26/14                                     922             924
   Ipayment
       7.352%, 05/10/13                                   1,985           1,987
   JHT Holding
       10.000%, 12/21/12                                  2,000           2,000
   Kuilima Resort
       8.070%, 09/30/10                                   1,581           1,575
   LNR Property
       8.110%, 07/12/11                                   1,000           1,005
   Land Investors
       8.114%, 05/09/11                                   1,167           1,170
   Latham Manufacturing
       8.900%, 06/30/12                                     997             990
   Lear
       7.866%, 04/25/12                                   1,994           1,995


--------------------------------------------------------------------------------
114        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Level 3 Financing (D)
       0.000%, 03/01/14                           $       1,000   $       1,003
   Lifecare Holding (D)
       0.000%, 08/11/12                                     500             485
   Longyear Global Holding
       12.364%, 10/07/13                                  1,000           1,020
       8.614%, 10/06/11                                      88              89
       8.614%, 10/06/12                                      82              82
       8.614%, 10/08/12                                     827             829
   MGM Holding II
       8.614%, 04/08/12                                   2,992           2,989
   Metro PCS Wireless
       7.625%, 11/03/13                                   1,995           2,005
       7.625%, 11/03/13                                     499             501
   Monitor Oil
       17.345%, 05/12/07                                  1,000           1,000
       10.845%, 05/12/07                                  1,000           1,000
   NE Energy
       8.745%, 11/01/13                                   1,789           1,799
       8.744%, 11/01/13                                     211             213
   NSG Holdings LLC (D)
       0.000%, 06/15/14                                     102             102
       0.000%, 06/15/14                                     898             901
   National Cine Media, LLC
       7.070%, 02/13/15                                   2,000           2,002
   National Money Mart
       8.050%, 10/30/12                                     573             576
       8.050%, 10/30/12                                     423             424
   Nep II
       7.595%, 02/16/14                                   2,000           2,009
   Northwest Airlines
       7.850%, 08/21/08                                   1,000           1,002
   Oshkosh Truck
       7.350%, 12/06/13                                   1,500           1,505
   PGS Solutions
       7.610%, 02/14/13                                   1,000           1,010
   Paramount Resources
       9.860%, 08/25/12                                   1,000           1,005
   Pinnacle Foods Group (D)
       0.000%, 04/19/14                                   1,000           1,000
   Pivotal Promontory LLC (D)
       0.000%, 08/31/10                                     963             958
       0.000%, 08/31/10                                   2,000           1,991
   Plum Point Energy Assocciates LLC
       8.614%, 03/14/14                                     672             678
       8.514%, 03/14/14                                     195             197
   Protection One Alarm Monitoring
       7.779%, 03/31/12                                   1,985           1,990
   Pure Fishing
       8.618%, 09/30/10                                     997             999
       8.618%, 09/30/10                                   1,000           1,001

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Quintiles Transnational
       7.360%, 03/31/13                           $       1,985   $       1,987
   Re Holding
       8.320%, 12/09/08                                   2,000           2,011
   Riverdeep Interactive Learning USA
       8.096%, 12/20/13                                   1,000           1,006
   Roofing Supply Group
       8.610%, 06/30/13                                     998             988
   Sabre (D)
       0.000%, 09/30/14                                   1,500           1,496
   Serena Software
       7.610%, 03/10/13                                   1,840           1,846
   Sirva Worldwide
       11.608%, 12/01/10                                  1,787           1,754
   Solo Cup
       8.820%, 02/27/11                                     997           1,010
   Sorenson Communications
       8.357%, 02/16/14                                     995             998
   Spansion LLC
       8.375%, 10/24/12                                   1,000           1,007
       8.360%, 10/24/12                                   1,000           1,007
   Stile Acquisition (D)
       0.000%, 04/06/13                                     500             487
   Stile US Acquisition (D)
       0.000%, 04/06/13                                     500             491
   Stratos Global
       8.100%, 02/13/12                                   1,980           1,990
   Sungard Data Systems
       7.360%, 02/12/14                                   1,985           1,999
   TDS Investors (D)
       0.000%, 08/23/13                                     918             925
       0.000%, 08/23/13                                      82              82
   TSI Acquistion LLC
       8.070%, 03/12/13                                   1,000           1,000
   The Newark Group
       7.570%, 06/30/07                                   1,667           1,683
       7.570%, 06/30/07                                     333             336
   US Airways Group
       7.850%, 03/19/14                                   4,000           4,024
   Univision Communications (D)
       0.000%, 08/15/14                                     181             181
       0.000%, 08/15/14                                   2,819           2,819
   VML US Finance LLC
       8.120%, 05/25/13                                   1,000           1,008
   VNU
       8.125%, 08/01/13                                     995           1,003
   Vanguard Car Rental USA Holding
       8.352%, 06/14/13                                   1,490           1,503
   Wideopenwest Finance
       7.611%, 05/01/13                                   2,000           2,042
   Wm. Bolthouse Farms
       7.625%, 12/17/12                                   1,000           1,005
       7.625%, 12/17/12                                   1,000           1,005
       7.625%, 12/17/12                                     997           1,002


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        115

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Yankee Candle
       9.250%, 02/06/14                           $       1,000   $       1,004
                                                                  --------------
Total Loan Participations
   (Cost $142,397) ($ Thousands)                                        142,820
                                                                  --------------

CORPORATE OBLIGATIONS -- 13.4%

CONSUMER DISCRETIONARY -- 1.8%
   CBS
       7.700%, 07/30/10                                   1,000           1,076
   COX Communications
       4.625%, 01/15/10                                   1,000             986
   Clear Channel Communications
       6.250%, 03/15/11                                   1,000             995
   Comcast Cable Communications
       6.200%, 11/15/08                                   1,000           1,015
   DaimlerChrysler
       7.200%, 09/01/09                                   1,000           1,044
   Federated Department Stores
       6.300%, 04/01/09                                   1,000           1,020
   Time Warner
       5.500%, 11/15/11                                     815             822
   Time Warner Entertainment
       7.250%, 09/01/08                                   1,000           1,022
   Univision Communications
       3.875%, 10/15/08                                     825             798
                                                                  --------------
                                                                          8,778
                                                                  --------------

CONSUMER STAPLES -- 1.0%
   Altria Group
       7.000%, 11/04/13                                   1,000           1,086
   Federated Retail Holding
       5.350%, 03/15/12                                     935             932
   General Mills (C)
       5.500%, 04/23/07                                   1,500           1,501
   Miller Brewing (B)
       4.250%, 08/15/08                                   1,000             985
   Pinnacle Foods LLC
       10.625%, 04/01/17                                    250             246
                                                                  --------------
                                                                          4,750
                                                                  --------------

FINANCIALS -- 7.5%
   American General Financial MTN, Ser I
       4.875%, 07/15/12                                   1,000             983
   Ameriprise Financial
       5.350%, 11/15/10                                   1,000           1,009
   BTM Holding (B) (C)
       4.760%, 07/21/15                                   1,000             981
   Banco Santander Chile (B) (C)
       5.690%, 06/09/07                                   1,750           1,767
   CIT Group
       3.375%, 04/01/09                                   1,000             968

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Capital One Financial MTN
       5.700%, 09/15/11                           $         510   $         515
   Citigroup (C)
       5.910%, 08/25/36                                   1,500           1,517
   Comerica Bank (C)
       5.365%, 06/19/09                                   1,175           1,175
   Everest Reinsurance Holdings
       8.750%, 03/15/10                                   1,545           1,695
   Goldman Sachs Group (C)
       5.540%, 02/06/12                                   1,200           1,198
   Hartford Financial Services Group
       7.900%, 06/15/10                                   1,000           1,081
   Huntington National Bank
       4.375%, 01/15/10                                     500             488
   ILFC E-Capital Trust I (B) (C)
       5.900%, 06/21/07                                   1,000           1,013
   JPMorgan Chase Capital XXI, Ser U (C)
       6.310%, 02/02/37                                   2,550           2,579
   Keyspan
       4.900%, 05/16/08                                     900             897
   Lehman Brothers Holdings MTN,
     Ser G (C)
       5.610%, 11/10/09                                   1,650           1,656
   Liberty Property +
       7.250%, 03/15/11                                   1,000           1,066
   Merrill Lynch (C)
       6.120%, 06/12/07                                     700             706
   Monumental Global Funding
       5.560%, 04/16/07                                   1,800           1,801
   Morgan Stanley MTN, Ser G
       5.660%, 04/04/07                                   1,700           1,698
   Prudential Financial MTN
       5.100%, 12/14/11                                     310             309
   RSHB Capital (B)
       7.175%, 05/16/13                                     650             687
   Reinsurance Group of America
       5.625%, 03/15/17                                   1,400           1,372
   Residential Capital LLC
       5.850%, 06/09/08                                     750             742
   Textron Financial MTN
       5.125%, 02/03/11                                   1,000           1,000
   UBS Luxembourg
       6.230%, 02/11/15                                     500             509
   Union Planters
       7.750%, 03/01/11                                   1,000           1,088
   Unitrin
       4.875%, 11/01/10                                   1,000             983
   VTB Capital
       6.140%, 09/21/07                                   1,000           1,002
   Wachovia (C)
       5.480%, 06/15/07                                   1,750           1,752
   Western Union
       5.400%, 11/17/11                                   1,175           1,177


--------------------------------------------------------------------------------
116        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Willis North America
       5.125%, 07/15/10                           $       1,000   $         981
                                                                  --------------
                                                                         36,395
                                                                  --------------

HEALTH CARE -- 0.4%
   Quest Diagnostic
       5.125%, 11/01/10                                   1,000             992
   Wyeth
       6.950%, 03/15/11                                   1,000           1,063
                                                                  --------------
                                                                          2,055
                                                                  --------------

INDUSTRIALS -- 0.7%
   American Airlines, Ser 2002-1 (C)
       5.970%, 06/23/07                                     797             797
   Continental Airlines, Ser 1998-3
       6.320%, 11/01/08                                   1,270           1,282
   Continental Airlines, Ser A
       5.983%, 04/19/22                                     565             564
   Harrahs Operating
       5.500%, 07/01/10                                   1,000             985
                                                                  --------------
                                                                          3,628
                                                                  --------------

INFORMATION TECHNOLOGY -- 0.1%
   Freescale Semiconductor
       8.875%, 12/15/14                                     500             501
                                                                  --------------

MATERIALS -- 0.1%
   Canadian Natural Resources
       5.700%, 05/15/17                                     750             746
                                                                  --------------

REGIONAL AGENCIES -- 0.1%
   Republic of Trinidad & Tobago
       9.875%, 10/01/09                                     500             552
                                                                  --------------

TELECOMMUNICATION SERVICES -- 0.7%
   Corning
       6.050%, 06/15/15                                   1,000           1,008
   Telecom Italia Capital (C)
       5.970%, 04/18/07                                   1,000           1,005
   Vodafone Group PLC
       5.640%, 02/27/12                                   1,300           1,302
                                                                  --------------
                                                                          3,315
                                                                  --------------

UTILITIES -- 1.0%
   Dominion Resources, Ser D (C)
       5.650%, 06/28/07                                   1,675           1,676
   Nisource Finance (C)
       5.930%, 05/23/07                                   1,500           1,501
   PSEG Power
       3.750%, 04/01/09                                   1,000             971

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Southern, Ser A
       5.300%, 01/15/12                           $         665   $         669
                                                                  --------------
                                                                          4,817
                                                                  --------------

Total Corporate Obligations
  (Cost $65,113) ($ Thousands)                                           65,537
                                                                  --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 7.1%

   FNMA
       6.500%, 09/01/26                                     811             829
       6.000%, 11/01/14                                     117             119
       6.000%, 12/01/20                                      75              76
       6.000%, 01/01/21                                     349             355
       6.000%, 02/01/21                                      79              81
       6.000%, 03/01/21                                     207             418
       6.000%, 04/01/21                                     198             201
       6.000%, 05/01/21                                   1,007           1,023
       6.000%, 06/01/21                                     507             516
       6.000%, 07/01/21                                     268             273
       6.000%, 08/01/21                                     282             287
       6.000%, 09/01/21                                     102             104
       6.000%, 10/01/21                                   7,047           7,163
       6.000%, 10/01/26                                   8,602           8,701
       6.000%, 11/01/26                                   2,422           2,449
   FNMA TBA
       5.000%, 04/30/20                                  12,000          11,831
                                                                  --------------

Total U.S. Government Agency Mortgage-Backed Obligations
   (Cost $34,419) ($ Thousands)                                          34,426
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS --1.4%
   FHLMC (C)
       6.000%, 09/01/26                                   1,442           1,460
   FHLMC CMO, Ser 3153, Cl FX
       5.670%, 04/15/07                                   2,719           2,733
   FHLMC (A)
       5.202%, 05/23/07                                     500             496
       4.760%, 06/22/99                                     325             321
   FNMA, Ser 2003-8, Cl BN
       4.500%, 03/25/16                                   1,842           1,820
                                                                  --------------

Total U.S. Government Agency Obligations
   (Cost $6,821) ($ Thousands)                                            6,830
                                                                  --------------

CASH EQUIVALENT -- 8.8%
   SEI Daily Income Trust
     Prime Obligation Fund,
     Cl A, 5.180%*++                                 42,907,954          42,908
                                                                  --------------

Total Cash Equivalent
   (Cost $42,908) ($ Thousands)                                          42,908
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        117

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TIME DEPOSITS -- 4.6%
   Lloyds TSB London
       5.260%, 05/15/07                           $       7,545   $       7,545
   Royal Bank of Scotland
       5.280%, 05/15/07                                   3,028           3,028
       5.270%, 06/19/07                                   4,418           4,418
   UBS London
       5.260%, 04/30/07                                   7,533           7,533
                                                                  -------------
Total Time Deposits
   (Cost $22,524) ($ Thousands)                                          22,524
                                                                  -------------

CERTIFICATE OF DEPOSIT -- 0.1%
   Sovereign Bank
       4.000%, 02/01/08                                     400             395
                                                                  -------------
Total Certificate of Deposit
   (Cost $394) ($ Thousands)                                                395
                                                                  -------------
U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury Bill
       5.107%, 05/24/07                                     300             298
                                                                  -------------
Total U.S. Treasury Obligation
   (Cost $298) ($ Thousands)                                                298
                                                                  -------------

REPURCHASE AGREEMENT (F) -- 7.2%
   Bank of America
       5.390%, dated 03/30/07, to be
       repurchased on 04/02/07, repurchase
       price $35,015,721 (collateralized by
       a U.S. Government Obligation, par
       value $49,566,935, 5.000%, 06/01/34;
       with total market value $35,700,000)              35,000          35,000
                                                                  -------------
Total Repurchase Agreement
   (Cost $35,000) ($ Thousands)                                          35,000
                                                                  -------------
Total Investments -- 107.5%
   (Cost $522,435) ($ Thousands)                                  $     523,687
                                                                  =============

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                   APPRECIATION
TYPE OF                            NUMBER OF    EXPIRATION       (DEPRECIATION)
CONTRACT                           CONTRACTS          DATE        ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                             236      Jun-2007       $          (12)
90-Day Euro$                            (234)     Dec-2007                   11
Euro-Bobl                                 83      Jun-2007                  (87)
U.S. 5-Year Note                        (206)     Jun-2007                 (109)
U.S. 2-Year Note                         (55)     Jun-2007                  (10)
U.S. 10-Year Note                       (314)     Jun-2007                  (28)
                                                                 --------------
                                                                 $         (235)
                                                                 ==============

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                 CURRENCY            CURRENCY     APPRECIATION
MATURITY                       TO DELIVER          TO RECEIVE   (DEPRECIATION)
DATE                        ($ THOUSANDS)       ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
4/13/07                 AUD         3,806   GBP         1,545   $          (43)
4/13/07                 AUD         3,982   USD         3,130              (85)
4/13/07                 CAD         5,490   USD         4,711              (50)
4/13/07-9/12/07         CHF        41,200   GBP        17,497              360
9/12/07                 CHF         1,200   NZD         1,460               35
4/13/07-9/12/07         CHF        33,300   USD        27,206             (231)
4/13/07                 EUR         3,114   SEK        28,950              (18)
4/13/07                 GBP           253   AUD           630               12
4/13/07-8/10/07         GBP        14,315   CHF        33,700             (328)
4/13/07-9/12/07         GBP        17,802   JPY     4,048,000             (284)
4/13/07                 GBP         2,073   USD         4,032              (34)
9/12/07                 JPY       119,000   AUD         1,337               44
4/13/07-9/12/07         JPY     4,779,000   GBP        21,040              346
4/13/07-8/10/07         JPY     2,917,000   NZD        35,901              656
4/13/07-9/12/07         JPY     3,916,000   USD     3,916,000               27
4/13/07-8/10/07         NZD        26,893   JPY        26,893             (650)
4/13/07                 SEK        11,660   EUR        11,660               13
4/13/07                 USD           728   AUD           728               23
4/13/07                 USD         2,305   CAD         2,305               46
4/13/07-8/10/07         USD        23,199   CHF        23,199              173
4/13/07                 USD         1,611   GBP         1,611               28
4/13/07-7/11/07         USD        27,092   JPY     3,172,000              (13)
                                                                --------------
                                                                $           27
                                                                ==============

Swaps -- At March 31, 2007, the following Credit Default Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):

-----------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                                                           NOTIONAL     APPRECIATION
                                                         EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                    DATE   ($ THOUSANDS)    ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------
   Fund receives a quarterly payment of 0.054%
       (6.480% per annum) times notional amount of
       the ABX.HE.A 06-1 Index. Upon a defined credit
       event the Fund pays notional amount and takes
       receipt of the defined deliverable obligation.
       (Counterparty: Bank of America)                     07/25/45   $     (10,500)  $         (367)

   Fund receives a quarterly payment of 0.0475%
       (0.190% per annum) times notional amount of
       Republic of Italy, 6.875%, 09/27/23. Upon a
       defined credit event the Fund pays notional
       amount and takes receipt of the defined
       deliverable obligation.
       (Counterparty: Goldman Sachs)                       12/20/16          (1,700)               7
                                                                                      --------------
                                                                                      $         (360)
                                                                                      ==============


--------------------------------------------------------------------------------
118        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $487,087 ($ Thousands).

*     Rate shown is the 7-day effective yield as of March 31, 2007.

+     Real Estate Investments Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or a portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been deter- mined to be liquid under guidelines established by the Board of Trustees.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(D) As of April 30, 2007, this security has not yet settled. The interrest rate is 0.000% until settle date.

(E)   As of April 30, 2007, this security is unfunded.

(F)   Tri-Party Repurchase Agreement.

AUD -- Australian Dollar

CAD -- Canadian Dollar

CDO -- Collateralized Debt Obligation

CHF -- Swiss Franc

Cl -- Class

CLO -- Collateralized Loan Obligation

CMBS -- Commercial Mortgage-Backed Security

CMO -- Collateralized Mortgage Obligation

EUR -- Euro

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GBP -- British Pound Sterling

JPY -- Japanese Yen

LLC -- Limited Liability Company

Ltd. -- Limited

MTN -- Medium Term Note

NZD -- New Zealand Dollar

PLC -- Public Limited Company

REIT -- Real Estate Investment Trust

SEK -- Swedish Krona

Ser -- Series

TBA -- To Be Announced

USD -- United States Dollar

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        119

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S. Government Mortgage-Backed Obligations            25.7%
Asset-Backed Securities                                19.5%
Financials                                             16.8%
Treasury Obligations                                   11.6%
Short-Term Investments                                 10.1%
U.S. Government Agency Obligations                      7.3%
Energy                                                  1.8%
Industrials                                             1.4%
Utilities                                               1.2%
Consumer Discretionary                                  1.1%
Telecommunication Services                              0.9%
Sovereign                                               0.6%
Health Care                                             0.5%
Information Technology                                  0.4%
Certificates of Deposit                                 0.3%
Consumer Staples                                        0.3%
Materials                                               0.3%
Foreign Bonds                                           0.2%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 35.8%
   FHLMC
       7.500%, 11/01/29 to 09/01/32               $       2,663   $       2,780
       7.000%, 01/01/08 to 01/01/32                       2,550           2,593
       6.500%, 12/01/13 to 09/01/36                      21,520          22,015
       6.000%, 03/01/20 to 12/01/33                      10,151          10,315
       5.500%, 12/01/13 to 04/01/34                      14,726          14,758
       5.000%, 10/01/18 to 03/01/34                      44,128          43,129
       4.500%, 07/01/20 to 11/01/35                      10,670          10,228
       4.000%, 03/01/19 to 10/01/33                      16,466          15,460
   FHLMC ARM
       5.815%, 02/01/36                                   3,855           3,878
       5.601%, 05/01/36                                   6,619           6,667
       5.114%, 01/01/36                                   7,754           7,672
       5.095%, 02/01/36                                   2,160           2,150
       4.992%, 05/01/35                                     278             276
   FHLMC TBA
       6.000%, 04/01/16 to 10/01/21                      33,851          34,403
       5.500%, 04/15/33 to 04/15/37                      94,300          93,316
       5.000%, 04/21/18 to 04/01/36                      29,900          29,058
   FNMA
       8.000%, 10/01/15                                      28              29
       7.000%, 09/01/26 to 04/01/32                       4,662           4,858
       6.500%, 05/01/17 to 11/01/31                       4,489           4,594
       6.000%, 03/01/33 to 10/01/35                      15,838          16,022
       5.500%, 06/01/14 to 02/01/35                     207,602         206,571
       5.000%, 01/01/20 to 11/01/34                      61,478          60,104
       4.508%, 04/01/09                                   1,635           1,617
       4.500%, 03/01/19 to 08/01/35                      14,278          13,529
       4.330%, 11/01/11
       4.000%, 09/01/18 to 12/01/20                      24,660          23,301

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA ARM
       6.939%, 04/01/07                           $       5,281   $       5,472
       6.934%, 04/01/07                                   2,547           2,639
       6.933%, 04/01/07                                   2,586           2,679
       6.897%, 11/01/35                                   2,690           2,788
       6.444%, 07/01/36                                   2,537           2,589
       6.286%, 10/01/35                                  12,247          12,690
       6.283%, 10/01/35                                   7,797           8,079
       6.279%, 11/01/35                                   5,289           5,480
       5.928%, 09/01/36                                   4,086           4,131
       5.662%, 06/01/36                                   1,198           1,211
       5.635%, 02/01/36                                     834             838
       5.507%, 06/01/36                                     489             492
       5.298%, 04/01/36                                   1,393           1,395
       5.082%, 10/01/36                                   2,152           2,142
       5.037%, 07/01/35                                   1,559           1,552
       4.871%, 09/01/35                                     826             816
   FNMA TBA
       6.500%, 04/30/37                                 147,410         150,358
       6.000%, 04/30/20 to 04/30/37                      19,600          19,750
       5.500%, 04/30/22 to 04/30/35                     298,627         200,341
       5.000%, 04/30/20 to 04/30/37                     327,055         316,375
       4.500%, 04/30/20 to 04/14/33                      13,500          12,967
   GNMA
       8.000%, 11/15/29 to 11/15/30                         182             194
       7.500%, 03/15/29 to 01/15/32                         550             574
       7.000%, 08/15/13                                     157             163
       6.500%, 04/15/24 to 03/01/37                      27,963          28,720
       6.000%, 03/15/14 to 04/28/36                      77,720          78,820
       5.500%, 10/20/34                                   4,210           4,185
       5.000%, 05/15/33 to 10/15/35                       6,938           6,760
   GNMA ARM
       5.625%, 02/20/34                                   2,464           2,488
       4.500%, 08/20/34 to 05/20/36                      12,155          12,174
       4.000%, 02/20/34 to 03/20/36                       5,952           5,968
       3.750%, 04/01/07                                   5,459           5,426
       3.750%, 12/20/33                                  17,983          17,923
   GNMA TBA
       6.500%, 04/30/35                                   2,700           2,769
       6.000%, 04/15/35                                  16,419          16,629
                                                                  --------------
Total U.S. Government Agency Mortgage-
   Backed Obligations
   (Cost $1,570,707) ($ Thousands)                                    1,566,900
                                                                  --------------

CORPORATE OBLIGATIONS -- 27.3%

CONSUMER DISCRETIONARY -- 1.6%
   American Achievement
       8.250%, 04/01/12                                     900             918
   American Honda Finance (C)
       5.100%, 03/27/12                                   1,685           1,679


--------------------------------------------------------------------------------
120        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Boyd Gaming
       7.125%, 02/01/16                           $         350   $         343
       6.750%, 04/15/14                                     570             569
   COX Communications
       7.875%, 08/15/09                                     750             795
       7.125%, 10/01/12                                     790             852
       4.625%, 06/01/13                                     805             770
   CSC Holdings
       7.625%, 07/15/18                                      80              81
   Caesars Entertainment
       8.125%, 05/15/11                                     540             572
   Clear Channel Communications
       6.250%, 03/15/11                                   2,230           2,219
       4.250%, 05/15/09                                     990             960
   Comcast
       9.000%, 09/01/08                                   1,150           1,207
       6.500%, 01/15/15                                     985           1,039
       6.500%, 01/15/17 (J)                                 490             517
       5.900%, 03/15/16                                     550             560
       5.850%, 11/15/15                                     465             472
       5.650%, 06/15/35                                   1,180           1,069
       5.450%, 11/15/10 (J)                                 525             530
       5.300%, 01/15/14                                   2,340           2,308
   Comcast Cable Communications
       8.375%, 03/15/13                                   2,695           3,082
       6.750%, 01/30/11 (J)                               7,430           7,824
   Cox Communications
       5.875%, 12/01/16                                     895             902
   DaimlerChrysler
       7.300%, 01/15/12                                   1,400           1,511
       6.500%, 11/15/13                                   3,870           4,076
   DaimlerChrysler MTN
       5.750%, 09/08/11                                   1,390           1,412
       5.690%, 06/08/07                                   2,890           2,895
   DIRECTV Holdings
       8.375%, 03/15/13                                     350             369
   Echostar DBS
       7.125%, 02/01/16                                   1,970           2,034
   Ford Motor
       9.215%, 09/15/21                                   1,000             917
       7.450%, 07/16/31 (J)                               2,940           2,275
   General Motors
       8.250%, 07/15/23                                   3,100           2,790
   Hertz
       8.875%, 01/01/14                                     725             781
   Idearc (C)
       8.000%, 11/15/16                                     340             350
   Inn of the Mountain Gods
       12.000%, 11/15/10                                  1,010           1,098

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lamar Media, Ser B
       6.625%, 08/15/15                           $         720   $         702
   MGM Mirage
       8.500%, 09/15/10                                     160             171
       7.625%, 01/15/17                                     450             456
   Mandalay Resort Group (J)
       9.500%, 08/01/08                                     440             459
   News America
       6.400%, 12/15/35                                   1,730           1,721
       6.200%, 12/15/34                                      65              63
   Quebecor Media
       7.750%, 03/15/16                                     470             483
   River Rock Entertainment
       9.750%, 11/01/11                                     930             990
   Rogers Cable
       7.875%, 05/01/12                                     550             598
       6.750%, 03/15/15                                   1,015           1,050
   Service International
       7.625%, 10/01/18                                     340             360
       7.500%, 04/01/27 (C)                                 670             670
   Station Casinos
       7.750%, 08/15/16                                   1,495           1,534
   Time Warner
       7.700%, 05/01/32                                   3,645           4,132
       6.875%, 05/01/12                                   2,455           2,616
   Time Warner Entertainment
       8.375%, 07/15/33                                     805             978
   Viacom
       6.875%, 04/30/36                                     500             504
       5.750%, 04/30/11                                     495             502
   Visteon (J)
       8.250%, 08/01/10                                     530             541
                                                                  --------------
                                                                         68,306
                                                                  --------------
CONSUMER STAPLES -- 0.5%
   Altria Group
       7.750%, 01/15/27                                   1,720           2,056
       7.000%, 11/04/13                                     795             863
   Anheuser-Busch
       5.050%, 10/15/16                                     940             911
   Bunge Finance LP
       5.900%, 04/01/17                                     600             593
   CVS (C)
       9.350%, 01/10/23                                   8,600          10,636
   General Mills
       6.000%, 02/15/12                                     750             776
   Kellogg, Ser B
       6.600%, 04/01/11                                     890             935
   Kraft Foods
       5.625%, 11/01/11                                     935             946
       5.250%, 10/01/13                                     995             981


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        121

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Philip Morris Capital
       7.500%, 07/16/09                           $       1,750   $       1,822
   Wal-Mart Stores
       5.250%, 09/01/35                                     700             636
                                                                  --------------
                                                                         21,155
                                                                  --------------

ENERGY -- 2.5%
   Amerigas
       7.125%, 05/20/16                                   1,105           1,108
   Anadarko Finance, Ser B
       7.500%, 05/01/31                                   3,560           3,930
       6.750%, 05/01/11                                      20              21
   Anadarko Petroleum
       6.450%, 09/15/36                                   5,850           5,789
       5.950%, 09/15/16                                      50              50
       5.755%, 06/15/07 (F)                               4,000           4,009
   Canadian National Resources
       5.850%, 02/01/35                                     800             744
   Canadian Natural Resources
       6.500%, 02/15/37                                     455             462
   Chesapeake Energy
       6.375%, 06/15/15                                     500             497
   Complete Product Services (C)
       8.000%, 12/15/16                                     805             829
   Conoco Funding
       7.250%, 10/15/31                                     530             618
       6.950%, 04/15/29 (J)                               2,620           2,971
       6.350%, 10/15/11                                     920             966
   ConocoPhillips
       5.900%, 10/15/32                                   1,090           1,101
       5.625%, 10/15/16                                   2,105           2,140
       4.750%, 10/15/12                                   3,990           3,938
   Devon Financing
       6.875%, 09/30/11                                   1,260           1,340
   El Paso
       7.750%, 07/15/11 (C)                               5,470           5,819
       6.950%, 06/01/28 (J)                               6,750           6,936
   El Paso MTN (J)
       7.800%, 08/01/31                                     967           1,069
       7.750%, 01/15/32                                   1,830           2,022
   El Paso Natural Gas (C)
       5.950%, 04/15/17                                     520             522
   GAZ Capital
       6.212%, 11/22/16                                   4,740           4,754
   Gazprom Capital (C)
       6.510%, 03/07/22                                   3,460           3,512
   Hess
       7.300%, 08/15/31                                   4,830           5,324
   Husky Oil Ltd.
       7.550%, 11/15/16                                     825             927

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Kansas Gas & Electric
       5.647%, 03/29/21                           $       1,460   $       1,435
   Kerr-Mcgee
       7.875%, 09/15/31                                     910           1,058
       6.950%, 07/01/24                                     450             474
   Kinder Morgan Energy Partners
       7.125%, 03/15/12                                      90              97
       6.750%, 03/15/11                                     580             609
       6.300%, 02/01/09                                     570             580
       6.000%, 02/01/17                                     795             804
       5.000%, 12/15/13                                   2,735           2,647
   Midamerican Energy Holdings
       6.125%, 04/01/36                                     865             863
   Nevada Power, Ser M
       5.950%, 03/15/16                                   1,300           1,315
   OPTI Canada (C)
       8.250%, 12/15/14                                     400             416
   Pacific Gas & Electric
       5.800%, 03/01/37                                     800             771
   Peabody Energy, Ser B
       6.875%, 03/15/13                                     300             305
   Pemex Project Funding Master Trust
       6.625%, 06/15/35                                   1,260           1,298
   Petrobras International Finance
       6.125%, 10/06/16                                   4,110           4,192
   Plains All American Pipeline (C)
       6.650%, 01/15/37                                     585             595
       6.125%, 01/15/17                                   1,180           1,204
   Pogo Producing (J)
       6.875%, 10/01/17                                   1,000             975
   Ras Laffan LNG III (C)
       6.332%, 09/30/27                                   1,305           1,322
   Semgroup (C)
       8.750%, 11/15/15                                     200             203
   Sonat
       7.625%, 07/15/11                                   2,850           3,060
   Southern Natural Gas (C)
       5.900%, 04/01/17                                   1,025           1,025
   Suburban Propane Partners
       6.875%, 12/15/13                                     735             724
   Tennessee Gas Pipeline
       7.625%, 04/01/37                                     830             954
   Tosco
       8.125%, 02/15/30                                     400             507
   Vastar Resources
       6.500%, 04/01/09                                   3,490           3,587
   Vintage Petroleum
       8.250%, 05/01/12                                     480             500
   Western Oil Sands
       8.375%, 05/01/12                                   1,195           1,335
   Williams
       8.750%, 03/15/32                                   5,860           6,754
       7.750%, 06/15/31                                   1,880           2,012


--------------------------------------------------------------------------------
122         SEI Institutional Managed Trust / Semi-Annual Report /March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Williams, Ser A
       7.500%, 01/15/31                           $          90   $          95
   XTO Energy
       7.500%, 04/15/12                                     850             930
   YPF Sociedad Anonima MTN, Ser A
       7.750%, 08/27/07                                   5,000           5,031
                                                                  --------------
                                                                        109,075
                                                                  --------------

FINANCIALS -- 15.7%
   ABX Financing (C)
       6.350%, 10/15/36                                   4,250           4,199
   ACE (J)
       6.700%, 05/15/36                                     580             616
   ASIF Global Financing XIX (C)
       4.900%, 01/17/13                                     390             384
   Aiful (C)
       5.000%, 08/10/10                                   1,420           1,399
   Allied Capital
       6.625%, 07/15/11                                   3,285           3,345
   Allied World Assurance
       7.500%, 08/01/16                                   2,500           2,695
   American Express Travel
       5.250%, 11/21/11                                   1,370           1,378
   American General Finance (C) (F) (K)
       5.370%, 04/16/07                                  17,635          17,634
   American International Group
       6.250%, 03/15/37                                   2,560           2,492
       5.600%, 10/18/16                                     590             600
       4.700%, 10/01/10                                   1,460           1,441
   American International Group MTN
       4.950%, 03/20/12                                     880             873
   BAC Capital Trust XI
       6.625%, 05/23/36                                     765             809
   Bank of America
       5.300%, 03/15/17                                   1,000             984
   Bank One
       7.875%, 08/01/10                                   3,525           3,815
   Bank of America
       7.400%, 01/15/11                                   1,325           1,428
       5.420%, 03/15/17 (C)                               4,900           4,849
       5.375%, 06/15/14                                   3,045           3,045
       4.250%, 10/01/10                                     760             742
   Banponce Trust I, Ser A
       8.327%, 02/01/27                                   2,590           2,701
   Bear Stearns
       5.550%, 01/22/17 (J)                               3,600           3,531
       5.350%, 02/01/12                                   3,280           3,286
       4.500%, 10/28/10                                   1,470           1,438
   Bear Stearns EXL (F) (K)
       5.360%, 04/16/07                                  21,649          21,649
   Boeing Capital
       6.500%, 02/15/12 (J)                                 465             494
       5.800%, 01/15/13                                     425             439

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bunge Finance
       4.375%, 12/15/08                           $         425   $         418
   CIT Group
       5.850%, 09/15/16 (J)                               1,085           1,095
       5.000%, 02/01/15                                   2,015           1,932
       4.250%, 02/01/10                                   1,595           1,560
   Capital One Bank
       4.875%, 05/15/08                                   1,480           1,474
   Capital One Financial
       6.150%, 09/01/16                                     910             923
   Capital One III
       7.686%, 08/15/36                                   2,936           3,150
   China Development Bank
       5.000%, 10/15/15                                     500             491
   Cigna
       6.150%, 11/15/36                                   1,145           1,135
   Citigroup
       5.875%, 02/22/33                                   2,680           2,626
       5.500%, 02/15/17                                   2,040           2,029
       5.100%, 09/29/11                                   1,210           1,210
       5.000%, 09/15/14                                   3,175           3,100
       3.625%, 02/09/09                                   3,090           3,016
   Countrywide Financial MTN (F) (K)
       5.428%, 06/27/07                                   7,297           7,297
   Countrywide Financial MTN,
     Ser A (F) (K)
       5.440%, 05/07/07                                  18,243          18,243
   Credit Suisse First Boston London
     (C) (F) (L)
       0.000%, 03/24/10                                   2,387           2,210
       0.000%, 03/24/10                                   8,663           8,019
   Credit Suisse First Boston USA
       4.875%, 08/15/10                                   2,210           2,200
   Credit Suisse USA
       5.500%, 08/16/11                                   2,125           2,157
   Depfa ACS Bank (C)
       5.125%, 03/16/37                                   3,000           2,856
   Deutsche Bank Capital Funding Trust
     (C) (F)
       5.628%, 01/19/49                                   2,760           2,709
   Developers Divers Realty+
       5.375%, 10/15/12                                     585             585
   Di Finance, Ser B
       9.500%, 02/15/13                                      90              96
   Dow Jones CDX HY, Ser 5-T1 (C)
       8.750%, 12/29/10                                     200             212
   Dryden Investor Trust (C) (H)
       7.157%, 07/23/08                                   2,581           2,605
   Equity One+
       3.875%, 04/15/09                                   7,480           7,250
   Farmers Exchange Capital (C)
       7.200%, 07/15/48                                   1,465           1,510
       7.050%, 07/15/28                                   1,434           1,470


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        123

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Farmers Insurance Exchange (C)
       8.625%, 05/01/24                           $       3,017   $       3,588
   First Industrial (F)
       7.600%, 07/15/28                                   1,675           1,882
   First Industrial MTN
       7.500%, 12/01/17                                   1,800           2,022
   Ford Motor Credit
       7.875%, 06/15/10                                   7,405           7,433
       7.375%, 10/28/09                                  20,540          20,502
       7.250%, 10/25/11                                     336             327
       7.000%, 10/01/13                                   8,000           7,437
       6.625%, 06/16/08                                   1,500           1,495
       6.625%, 06/15/11 (C) (F)                           3,863           4,154
   Forest City Enterprises
       7.625%, 06/01/15                                     500             509
       6.500%, 02/01/17                                     270             263
   GE Capital Franchise MTN+
       6.860%, 06/15/07                                   1,850           1,855
   GE Global Insurance
       7.500%, 06/15/10                                     105             112
   GMAC LLC
       8.000%, 11/01/31                                   4,150           4,449
       7.560%, 04/25/07 (F)                               5,668           5,732
   General Electric Capital MTN
       5.375%, 10/20/16                                     825             824
   General Electric Capital MTN, Ser A
       6.750%, 03/15/32                                   2,270           2,572
       6.000%, 06/15/12                                   3,675           3,818
       3.750%, 12/15/09                                   1,971           1,911
   General Motors Acceptance
       7.750%, 01/19/10                                   2,430           2,494
       7.250%, 03/02/11                                   3,520           3,539
       6.310%, 04/18/07 (F)                               3,460           3,460
       6.125%, 08/28/07                                     460             460
       5.850%, 01/14/09                                   1,680           1,658
       5.625%, 05/15/09                                  14,680          14,414
       5.125%, 05/09/08 (J)                               1,480           1,463
   General Motors Acceptance MTN (J)
       4.375%, 12/10/07                                     690             681
   Genworth Financial
       4.950%, 10/01/15                                   1,595           1,540
   Glitnir Bank (C)
       6.693%, 06/15/16 (F)                               3,960           4,151
       6.330%, 07/28/11                                   1,980           2,055
   Goldman Sachs Group
       6.875%, 01/15/11                                   3,775           3,991
       6.450%, 05/01/36                                     790             802
       6.345%, 02/15/34 (J)                                 520             514
       5.950%, 01/15/27                                     590             572
       5.350%, 01/15/16 (J)                                 925             907
       5.250%, 10/15/13                                   3,565           3,530
       5.125%, 01/15/15                                   2,215           2,157

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   HSBC Finance
       8.000%, 07/15/10                           $       3,475   $       3,767
       7.000%, 05/15/12                                   1,505           1,615
       6.375%, 11/27/12                                     585             614
       4.625%, 09/15/10                                     650             638
       4.125%, 12/15/08 (J)                               1,000             982
   Hartford Financial Services Group
       5.500%, 10/15/16                                   1,460           1,461
   Health Care Properties
       6.000%, 01/30/17                                   4,000           4,013
       5.650%, 12/15/13                                   1,675           1,664
   Highwoods Realty+
       7.500%, 04/15/18                                   3,642           4,090
       7.125%, 02/01/08                                   3,000           3,038
   Host Marriott, Ser Q+
       6.750%, 06/01/16                                     455             458
   Household Finance
       4.125%, 11/16/09                                   2,155           2,104
   ILFC E-Capital Trust II (C) (F) (J)
       6.250%, 12/21/65                                     900             921
   ICICI Bank Ltd.
       6.375%, 04/30/22 (C)                               2,090           2,071
       6.375%, 04/30/22 (F)                                 320             319
   International Lease Finance
       4.750%, 01/13/12                                   1,176           1,155
   International Lease Finance MTN
       5.580%, 05/24/07 (F)                                 925             929
       5.450%, 03/24/11                                   1,910           1,934
       5.400%, 02/15/12 (J)                               1,495           1,514
   Irish Life & Permanent MTN,
     Ser X (C) (F) (K)
       5.360%, 04/23/07                                  16,176          16,175
   Islandsbanki (C) (F) (K)
       5.369%, 04/09/07                                  18,243          18,243
   JPMorgan Chase
       7.590%, 06/23/07 (F)                               1,960           1,872
       5.750%, 01/02/13                                   6,435           6,600
       5.600%, 06/01/11                                   2,225           2,263
       5.125%, 09/15/14                                     740             728
   JPMorgan Chase Capital XV (J)
       5.875%, 03/15/35                                   1,645           1,570
   JPMorgan Chase Capital XVIII, Ser R
       6.950%, 08/17/36                                   1,765           1,840
   Jackson National Life Funding
     (C) (F) (K)
       5.320%, 04/02/07                                  26,757          26,757
   Kaupthing Bank (C)
       7.125%, 05/19/16                                   1,350           1,460
       6.050%, 04/12/07 (F)                               6,070           6,124
       5.750%, 10/04/11                                     960             968
   Korea Development Bank
       4.625%, 09/16/10                                   1,000             984
       4.250%, 11/13/07                                     755             750


--------------------------------------------------------------------------------
124        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Landsbanki Islands (C)
       6.100%, 08/25/11                           $       5,570   $       5,716
   Lazard Group
       7.125%, 05/15/15                                   2,840           2,994
   Lehman Brothers Holdings
       5.750%, 01/03/17                                   1,085           1,087
   Lehman Brothers Holdings MTN
       11.000%, 11/07/16 (F)                              4,283           4,432
       8.920%, 08/16/07 (F)                               2,370           2,462
       5.750%, 07/18/11                                   2,650           2,704
       5.750%, 05/17/13                                   2,080           2,125
       5.500%, 04/04/16                                     520             517
       5.250%, 02/06/12                                   4,090           4,086
       0.000%, 06/20/07 (F)                               4,235           4,679
   Lehman Brothers Holdings MTN,
     Ser H (F) (M)
       0.000%, 05/30/07                                   3,570           3,476
   Liberty Mutual Group (C)
       7.500%, 08/15/36 (J)                               1,025           1,095
       6.500%, 03/15/35                                   1,525           1,477
   Lincoln National
       6.050%, 04/20/67                                     605             591
   MUFG Capital Finance (F) (J)
       6.346%, 07/25/49                                   1,670           1,706
   Merrill Lynch
       7.430%, 09/01/22                                       4               4
       6.110%, 01/29/37                                   1,920           1,861
       6.050%, 05/16/16                                   2,630           2,698
   Merrill Lynch MTN, Ser B
       3.375%, 09/14/07                                   2,100           2,081
   Merrill Lynch Mortgage Investors Trust,
     Ser 2005-SL3, Cl A1 (F)
       5.550%, 04/10/07                                   3,221           3,221
   Metlife
       6.400%, 12/15/36                                     695             679
   Metropolitan Life Global Funding (C)
       4.750%, 06/20/07                                   1,100           1,099
   Morgan Stanley
       5.450%, 01/09/17 (J)                               3,080           3,029
       5.375%, 10/15/15                                     675             664
       5.300%, 03/01/13                                   1,322           1,320
       4.750%, 04/01/14                                   1,220           1,159
   Morgan Stanley EXL (F) (K)
       5.380%, 04/04/07                                   4,257           4,257
   Morgan Stanley EXL, Ser S (F) (K)
       5.340%, 04/03/07                                   6,081           6,081
   Morgan Stanley MTN
       5.824%, 10/18/16                                   1,200           1,202
   NB Capital Trust IV
       8.250%, 04/15/27                                   4,500           4,681
   National Capital Trust II (C) (F)
       5.486%, 06/17/07                                   2,231           2,180

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nationwide Building Society (C) (F) (K)
       5.410%, 06/28/07                           $       6,689   $       6,689
       5.349%, 04/09/07                                  12,162          12,162
   Nationwide Mutual Insurance (C)
       8.250%, 12/01/31                                   3,575           4,353
       6.600%, 04/15/34                                   3,590           3,537
   North Front Pass-Through Trust (C) (F)
       5.810%, 06/15/07                                   1,975           1,952
   Northern Rock (C) (F) (K)
       5.360%, 04/03/07                                  12,527          12,527
   PNC Funding
       5.625%, 02/01/17                                     695             700
       5.250%, 11/15/15                                   1,455           1,437
   Power Receivables Financial
       6.290%, 01/01/12                                   3,823           3,862
       6.290%, 01/01/12 (C)                                 314             317
   Premium Asset Trust,
     Ser 2004-10 (C) (F) (K)
       5.380%, 04/16/07                                  17,027          17,027
   Prime Property Funding
       5.600%, 06/15/11 (C)                               1,780           1,793
       5.500%, 01/15/14                                   1,850           1,859
   Prologis+
       5.500%, 04/01/12                                   1,245           1,257
       5.250%, 11/15/10                                     445             446
   Prudential Financial MTN
       5.700%, 12/14/36                                   1,185           1,134
   Rabobank Capital Fund Trust II (C) (F)
       5.260%, 12/29/49                                     200             195
   Rabobank Capital Fund Trust III (C) (F)
       5.254%, 06/30/07                                     420             405
   Residential Capital
       6.875%, 06/30/15                                     225             227
       6.500%, 04/17/13                                   2,835           2,808
       6.125%, 11/21/08                                   4,275           4,273
       6.000%, 02/22/11                                   2,420           2,387
   Resona Bank Ltd. (C)
       5.850%, 09/29/49                                   1,355           1,348
   Resona Preferred Global Securities
     (C) (F) (J)
       7.191%, 07/30/49                                   1,760           1,859
   Royal Bank of Scotland Group
       5.000%, 10/01/14                                   1,210           1,182
   SLM EXL, Ser S (C) (F) (K)
       5.320%, 04/16/07                                  13,378          13,378
   SLM MTN, Ser A (J)
       5.000%, 10/01/13                                   1,595           1,573
   SLM MTN, Ser CPI (F)
       3.100%, 04/01/07                                   5,580           5,379
   SMFG Preferred Capital (C)
       6.078%, 01/25/17                                   2,015           2,019
   Shinsei Finance Cayman (C) (F) (J)
       6.418%, 01/29/49                                   4,880           4,929


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        125

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Simon Property Group+
       5.750%, 05/01/12                           $       2,185   $       2,234
       5.750%, 12/01/15                                     910             922
       5.600%, 09/01/11 (J)                               1,665           1,691
   Skandinav Enskilda Bank (C) (F) (K)
       5.320%, 04/18/07                                  13,378          13,378
   Stanfield Victoria LLC MTN (C) (F) (K)
       5.445%, 06/11/07                                  12,162          12,162
   Stingray Pass-Through Trust (C)
       5.902%, 01/12/15                                   4,500           4,168
   Sumitomo Mitsui Banking (C) (F)
       5.625%, 10/15/15                                   2,620           2,581
   Swiss Re Capital I LP (C) (F)
       6.854%, 05/29/49                                     478             494
   TNK-BP Finance
       7.500%, 07/18/16                                   3,320           3,503
       6.625%, 03/20/17 (C)                                 220             218
   Toyota Motor Credit
       5.500%, 12/15/08                                     120             121
   Turanalem Finance
       8.250%, 01/22/37                                     900             907
       8.250%, 01/22/37 (C)                               4,190           4,211
   UDR+
       5.500%, 04/01/14                                   2,000           1,988
   US Bancorp MTN, Ser N
       3.125%, 03/15/08                                   2,215           2,171
   Ventas Realty+
       9.000%, 05/01/12                                     180             203
       6.500%, 06/01/16                                     495             507
   Wachovia
       5.500%, 08/01/35                                   1,405           1,304
       5.300%, 10/15/11                                   4,500           4,526
       5.250%, 08/01/14                                   4,390           4,339
       4.875%, 02/15/14                                   2,090           2,026
   Wachovia Capital Trust III (F)
       5.800%, 03/15/11                                   2,230           2,257
   Washington Mutual
       4.625%, 04/01/14                                   3,180           2,975
       4.000%, 01/15/09                                     726             711
   Washington Mutual Bank
       5.650%, 08/15/14                                   1,940           1,930
   Washington Mutual Preferred
     Funding (C) (F)
       6.534%, 03/15/49                                   1,600           1,574
   Washington+
       5.350%, 05/01/15                                     687             678
   Wells Fargo
       5.375%, 02/07/35                                   2,085           1,961
   Wells Fargo Capital
       5.950%, 12/15/36                                     760             732
   Westfield Capital (C)
       4.375%, 11/15/10                                     303             295

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Westfield Group (C)
       5.400%, 10/01/12                           $       1,325   $       1,331
   Woodbourne Pass-Through Trust (C) (F)
       6.420%, 04/08/07                                   2,500           2,518
   ZFS Finance USA Trust II (C) (F)
       6.450%, 12/15/65                                   1,522           1,522
   Zions Bancorp
       5.500%, 11/16/15                                     925             909
   Zurich Capital Trust I (C)
       8.376%, 06/01/37                                   7,362           7,687
   iStar Financial, Ser 1+
       5.875%, 03/15/16                                     795             789
                                                                  --------------
                                                                        688,638
                                                                  --------------

HEALTH CARE -- 0.7%
   Abbott Laboratories
       5.875%, 05/15/16                                   1,450           1,500
   Aetna
       6.000%, 06/15/16                                   1,570           1,627
   Coventry Health Care
       5.950%, 03/15/17                                   1,150           1,144
   Davita (C)
       6.625%, 03/15/13                                     945             945
   Eli Lilly
       5.500%, 03/15/27                                   1,160           1,118
   HCA
       9.250%, 11/15/16 (C)                               1,639           1,768
       9.125%, 11/15/14 (C)                                 230             246
       7.500%, 11/06/33 (J)                               3,380           2,881
       6.500%, 02/15/16 (J)                                 749             637
       6.300%, 10/01/12                                     119             111
       5.750%, 03/15/14                                   3,090           2,638
   HCA PIK (C)
       9.625%, 11/15/16                                      50              54
   Tenet Healthcare
       9.875%, 07/01/14 (J)                               6,006           6,066
       7.375%, 02/01/13                                     336             312
   Teva Pharmaceutical Finance LLC
       6.150%, 02/01/36                                   1,410           1,360
       5.550%, 02/01/16                                     475             466
   Wellpoint
       6.800%, 08/01/12                                   1,000           1,066
       5.250%, 01/15/16                                     465             457
   Wyeth
       6.950%, 03/15/11                                   4,000           4,253
       5.950%, 04/01/37                                   3,255           3,206
                                                                  --------------
                                                                         31,855
                                                                  --------------


--------------------------------------------------------------------------------
126        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.0%
   Air 2 US (C)
       8.027%, 10/01/19                           $         880   $         924
   America West Airlines, Ser 1999-1
       7.930%, 01/02/19                                   8,139           8,814
   American Airlines, Ser 1999-1
       7.024%, 10/15/09                                   3,630           3,756
   Burlington North Santa Fe
       6.750%, 07/15/11                                   1,610           1,696
   Canadian National Railway
       6.200%, 06/01/36                                     960             982
   Cedar Brakes I LLC (C)
       8.500%, 02/15/14                                   1,457           1,581
   Cedar Brakes II LLC (C)
       9.875%, 09/01/13                                   2,836           3,142
   Continental Airlines, Ser 1999-2
       7.256%, 03/15/20                                     996           1,070
   Continental Airlines, Ser 971A
       7.461%, 04/01/15                                   2,756           2,876
   Continental Airlines, Ser 974A
       6.900%, 01/02/18                                   7,383           7,804
   Continental Airlines, Ser A
       5.983%, 04/19/22                                     800             799
   Corning
       5.250%, 08/15/36                                     480             506
   DRS Technologies
       6.625%, 02/01/16                                     505             510
   Eastman Kodak
       7.250%, 11/15/13                                   2,740           2,767
   Electronic Data Systems
       7.125%, 10/15/09                                   3,680           3,837
   Federal Express, Ser A3
       8.400%, 03/23/10                                     596             637
   General Electric
       5.000%, 02/01/13                                   1,160           1,151
   Honeywell International
       5.700%, 03/15/37                                     700             678
   Horizon Lines LLC
       9.000%, 11/01/12                                   1,130           1,187
   Hutchison Whampoa International (C)
       6.250%, 01/24/14                                   3,220           3,361
   L-3 Communications, Cl B
       6.375%, 10/15/15                                     520             515
   Lafarge
       6.150%, 07/15/11                                     770             794
   Northwest Airlines, Cl 1A-1 (I)
       7.041%, 04/01/22                                   1,420           1,422
   OMI
       7.625%, 12/01/13                                     600             609
   Systems 2001 Asset Trust (C)
       6.664%, 09/15/13                                   1,426           1,504

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Teekay Shipping
       8.875%, 07/15/11                           $       1,785   $       1,923
   Tyco International Group
       7.000%, 06/15/28                                     230             273
       6.875%, 01/15/29 (J)                               8,330           9,832
       6.750%, 02/15/11                                   2,190           2,334
       6.375%, 10/15/11                                   8,100           8,560
       6.000%, 11/15/13                                     915             962
   United Airlines, Ser A-3 (H)
       8.390%, 01/21/11                                     817              81
   United Technologies
       6.500%, 06/01/09                                   2,365           2,438
   Waste Management
       7.125%, 12/15/17                                   5,305           5,837
       7.100%, 08/01/26                                   1,710           1,837
   Xerox
       6.750%, 02/01/17                                     240             251
                                                                  --------------
                                                                         87,250
                                                                  --------------
INFORMATION TECHNOLOGY -- 0.1%
   Compagnie Generale de Geophysique
       7.750%, 05/15/17                                      95              99
       7.500%, 05/15/15                                   1,205           1,241
   NXP Funding LLC (C)
       9.500%, 10/15/15                                     365             377
       7.875%, 10/15/14                                     110             114
   Sungard Data Systems
       10.250%, 08/15/15                                    725             791
                                                                  --------------
                                                                          2,622
                                                                  --------------
MATERIALS -- 0.4%
   BHP Billiton Finance
         5.125%, 03/29/12                                 2,600           2,593
   Canadian Natural Resources
         5.700%, 05/15/17                                   960             955
   Codelco (C)
         4.750%, 10/15/14                                   960             921
   Freeport-McMoRan Copper & Gold
         8.375%, 04/01/17                                 1,450           1,568
   Georgia Gulf (C) (J)
         9.500%, 10/15/14                                   220             211
   Lyondell Chemical
         8.250%, 09/15/16                                   125             134
         8.000%, 09/15/14                                   220             230
   Potash of Saskatchewan
         4.875%, 03/01/13                                 1,220           1,181
   Steel Dynamics
         6.750%, 04/01/15                                   705             706
   Vale Overseas Limited
         8.250%, 01/17/34                                   150             180
         6.875%, 11/21/36                                 4,395           4,539
         6.250%, 01/23/17                                 1,680           1,712


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        127

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Westlake Chemicals (J)
       6.625%, 01/15/16                           $         610   $         595
   Weyerhaeuser
       6.750%, 03/15/12                                     370             389
                                                                  --------------
                                                                         15,914
                                                                  --------------
SOVEREIGN -- 0.9%
   Federal Republic of Brazil (J)
       11.000%, 08/17/40                                  4,746           6,402
   Quebec Province
       5.125%, 11/14/16                                   1,785           1,782
   Republic of Chile
       7.125%, 01/11/12                                     585             633
   Republic of Colombia
       7.375%, 09/18/37                                   1,618           1,761
   Republic of Italy
       5.375%, 06/15/33                                     870             851
   Republic of Panama
       9.375%, 04/01/29                                      46              61
       6.700%, 01/26/36 (J)                               1,457           1,512
   Russian Federation
       7.500%, 09/30/07                                   1,285           1,459
   Russian Federation Registered (G)
       7.500%, 03/31/30                                   5,120           5,811
   State of Israel
       5.500%, 11/09/16                                   1,470           1,472
   United Mexican States (J)
       5.625%, 01/15/17                                   7,109           7,166
   United Mexican States MTN, Ser A
       6.750%, 09/27/34 (J)                               7,387           8,056
       5.875%, 01/15/14                                     760             783
                                                                  --------------
                                                                         37,749
                                                                  --------------

TELECOMMUNICATION SERVICES -- 1.2%
   AT&T
       6.800%, 05/15/36                                     615             656
       6.450%, 06/15/34                                     625             636
       6.150%, 09/15/34 (J)                               1,675           1,649
       5.100%, 09/15/14                                   5,700           5,569
       4.125%, 09/15/09 (J)                                 795             777
   America Movil
       6.375%, 03/01/35                                     580             571
   BellSouth
       6.000%, 11/15/34 (J)                               1,370           1,320
       4.750%, 11/15/12                                     170             166
   British Telecommunications PLC
       8.375%, 12/15/10                                   1,250           1,395
   Cincinnati Bell
       7.000%, 02/15/15                                     500             496
   Cingular Wireless
       6.500%, 12/15/11                                   1,455           1,533

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Citizens Communications (C)
       7.125%, 03/15/19                           $         370   $         366
   Deutsche Telekom International Finance
       8.250%, 06/15/30                                   1,165           1,443
       8.000%, 06/15/10                                     925           1,003
       5.750%, 03/23/16                                   1,920           1,920
   Embarq
       7.995%, 06/01/36                                     220             227
   France Telecom
       8.500%, 03/01/31                                     930           1,209
   Intelsat (C)
       9.000%, 06/15/16                                      75              83
   Intelsat Bermuda Ltd. (C)
       9.250%, 06/15/16                                     325             360
       8.872%, 07/15/07                                     150             153
   Koninklije
       8.000%, 10/01/10                                     650             705
   Level 3 Financing (C)
       8.750%, 02/15/17                                     690             695
   New Cingular Wireless Services
       8.125%, 05/01/12                                   1,595           1,795
   New Jersey Bell Telephone
       7.850%, 11/15/29                                   1,135           1,287
   Qwest
       5.625%, 11/15/08                                     430             430
   Qwest Communications International (F)
       8.860%, 05/11/07                                   1,635           1,651
   SBC Communications
       5.625%, 06/15/16                                   1,170           1,174
   Sprint Capital
       8.750%, 03/15/32                                   2,415           2,849
       8.375%, 03/15/12                                   3,430           3,827
       6.125%, 11/15/08                                   1,445           1,463
   Sprint Nextel (J)
       6.000%, 12/01/16                                     695             684
   Telecom Italia Capital
       6.200%, 07/18/11 (J)                               1,730           1,776
       5.250%, 11/15/13                                     790             766
       5.250%, 10/01/15                                      90              85
       4.950%, 09/30/14                                   1,250           1,177
   Telefonica Emisiones Sau
       6.421%, 06/20/16                                     595             621
       5.984%, 06/20/11                                   2,775           2,845
   Telefonica Europe
       7.750%, 09/15/10                                   1,925           2,074
   Verizon Communications
       6.250%, 04/01/37                                     580             575
       5.500%, 04/01/17                                   1,630           1,619
   Verizon New Jersey, Ser A
       5.875%, 01/17/12                                   2,175           2,223
   Verizon New York, Ser A
       6.875%, 04/01/12                                     660             696


--------------------------------------------------------------------------------
128        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Vodafone Group PLC
       6.150%, 02/27/37                           $         690   $         666
       5.625%, 02/27/17                                     585             580
       5.350%, 02/27/12                                     400             401
   Windstream
       8.625%, 08/01/16                                     660             722
                                                                  --------------
                                                                         54,918
                                                                  --------------

UTILITIES -- 1.7%
   Allegheny Energy Supply (C)
       8.250%, 04/15/12                                     855             936
   Amerada Hess (J)
       7.875%, 10/01/29                                     620             715
   Arizona Public Services
       8.000%, 12/30/15                                   3,280           3,642
   Cogentrix Energy (C)
       8.750%, 10/15/08                                   5,908           6,232
   DPL
       6.875%, 09/01/11                                   2,615           2,776
   Detroit Edison, Ser A
       6.625%, 06/01/36                                     990           1,083
   Dominion Resources
       5.700%, 09/17/12                                   3,270           3,341
       4.750%, 12/15/10                                   1,895           1,868
       4.125%, 02/15/08                                     810             802
   Duke Energy
       6.250%, 01/15/12                                   2,105           2,203
       5.625%, 11/30/12                                   4,910           5,025
   Exelon
       5.625%, 06/15/35                                   4,750           4,346
   Exelon Generation LLC (C)
       6.950%, 06/15/11                                   1,825           1,913
   FPL Energy American Wind (C)
       6.639%, 06/20/23                                   6,278           6,535
   FirstEnergy, Ser B
       6.450%, 11/15/11                                   1,940           2,033
   FirstEnergy, Ser C
       7.375%, 11/15/31                                   7,245           8,231
   Indiana Michigan Power
       6.050%, 03/15/37                                     805             793
   NRG Energy
       7.250%, 02/01/14                                   1,610           1,650
   Nevada Power, Ser A
       8.250%, 06/01/11                                   2,050           2,254
   Pacific Gas & Electric
       6.050%, 03/01/34                                   2,110           2,115
   Power Contract Financing (C)
       6.256%, 02/01/10                                   2,799           2,825
   Progress Energy
       6.850%, 04/15/12                                   1,530           1,641
   Public Service
       7.875%, 10/01/12                                   1,315           1,481

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Southern California Edison
       6.000%, 01/15/34                           $       1,505   $       1,535
   Southern Natural Gas
       8.000%, 03/01/32                                     170             202
   Swepco Capital Trust I (F)
       5.250%, 10/01/43                                   4,255           4,231
   TXU Energy
       7.000%, 03/15/13                                     780             811
   TXU, Ser P (J)
       5.550%, 11/15/14                                     540             478
   TXU, Ser Q
       6.500%, 11/15/24                                     400             337
   TXU, Ser R
       6.550%, 11/15/34                                   4,305           3,605
                                                                  --------------
                                                                         75,639
                                                                  --------------
Total Corporate Obligations
   (Cost $1,169,516) ($ Thousands)                                    1,193,121
                                                                  --------------

ASSET-BACKED SECURITIES -- 27.2%

AUTOMOTIVE -- 0.7%
   AmeriCredit Automobile Receivables
     Trust, Ser 2003-DM, Cl A4
       2.840%, 08/06/10                                   1,310           1,300
   Capital Auto Receivables Asset Trust,
     Ser 2004-2, Cl A2
       3.350%, 02/15/08                                     152             152
   Capital Auto Receivables Asset Trust,
     Ser 2006-1, Cl A3
       5.030%, 10/15/09                                   1,313           1,310
   Capital Auto Receivables Asset Trust,
     Ser 2006-2, Cl B
       5.070%, 12/15/11                                   2,620           2,610
   Capital One Auto Finance Trust,
     Ser 2006-A, Cl A4
       5.330%, 04/15/07                                     868             868
   Capital One Prime Auto Receivables
     Trust, Ser 2006-1, Cl A3
       4.990%, 09/15/10                                   2,402           2,398
   Carmax Auto Owner Trust,
     Ser 2006-2, Cl A3
       5.150%, 02/15/11                                   2,476           2,479
   Carmax Auto Owner Trust,
     Ser 2007-1, Cl A2
       5.300%, 03/15/10                                     838             839
   DaimlerChrysler Auto Trust,
     Ser 2006-D, Cl A4
       4.940%, 02/08/12                                   1,190           1,188
   Ford Credit Auto Owner Trust,
     Ser 2005-A, Cl A3
       3.480%, 11/15/08                                   1,045           1,039


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        129

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ford Credit Auto Owner Trust,
     Ser 2005-B, Cl A3
       4.170%, 01/15/09                           $         748   $         745
   Ford Credit Auto Owner Trust,
     Ser 2005-B, Cl A4
       4.380%, 01/15/10                                     854             846
   Harley-Davidson Motorcycle Trust,
     Ser 2007-1, Cl A2
       5.290%, 04/15/07                                     931             932
   Honda Auto Receivables Owner Trust,
     Ser 2004-2, Cl A3
       3.300%, 06/16/08                                     760             758
   Hyundai Auto Receivables Trust,
     Ser 2005-A, Cl A4
       4.180%, 02/15/12                                   1,298           1,276
   Nissan Auto Receivables Owner Trust,
     Ser 2006-B, Cl A3
       5.160%, 02/15/10                                     705             705
   Triad Auto Receivables Owner Trust,
     Ser 2003-B, Cl A4
       3.200%, 12/13/10                                     382             377
   Triad Auto Receivables Owner Trust,
     Ser 2006-B, Cl A4 (F)
       5.200%, 04/12/07                                     563             570
   Triad Auto Receivables Owner Trust,
     Ser 2006-C, Cl A3
       5.260%, 11/14/11                                   1,039           1,042
   USAA Auto Owner Trust,
     Ser 2004-3, Cl A3
       3.160%, 02/17/09                                     270             269
   USAA Auto Owner Trust,
     Ser 2005-1, Cl A3
       3.900%, 07/15/09                                     208             206
   USAA Auto Owner Trust,
     Ser 2005-3, Cl A2
       4.520%, 06/16/08                                     117             117
   USAA Auto Owner Trust,
     Ser 2006-3, Cl A4
       5.360%, 06/15/12                                   1,046           1,057
   Volkswagen Auto Lease Trust,
     Ser 2006-A, Cl A2
       5.550%, 11/20/08                                   1,301           1,303
   WFS Financial Owner Trust,
     Ser 2003-3, Cl A4
       3.250%, 05/20/11                                     594             590
   WFS Financial Owner Trust,
     Ser 2003-4, Cl A4
       3.150%, 05/20/11                                     231             229
   WFS Financial Owner Trust,
     Ser 2004-1, Cl A4
       2.810%, 08/22/11                                     424             418
   WFS Financial Owner Trust,
     Ser 2005-3, Cl A3A
       4.250%, 06/17/10                                     317             316

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia Auto Owner Trust,
     Ser 2004-A, Cl A4 (F)
       3.660%, 04/29/07                           $       2,436   $       2,420
   Wachovia Auto Owner Trust,
     Ser 2005-B, Cl A2
       4.820%, 02/20/09                                     505             504
                                                                  --------------
                                                                         28,863
                                                                  --------------
CREDIT CARDS -- 0.4%
   American Express Credit Account
     Master Trust, Ser 2003-1, Cl A
       5.430%, 04/15/07                                   7,684           7,692
   Chase Issuance Trust, Ser 2004-A9,
     Cl A9
       3.220%, 06/15/10                                   1,884           1,864
   Citibank Credit Card Issuance Trust,
     Ser 2004-A4, Cl A4
       3.200%, 08/24/09                                   2,209           2,191
   Citibank Credit Card Issuance Trust,
     Ser 2006-A4, Cl A4
       5.450%, 05/10/13                                   4,404           4,482
   Discover Card Master Trust I,
     Ser 2001-1, Cl A
       5.540%, 04/15/07                                     931             933
   MBNA Credit Card Master Note Trust,
     Ser 2003-A7, Cl A7
       2.650%, 11/15/10                                   1,361           1,322
                                                                  --------------
                                                                         18,484
                                                                  --------------
MORTGAGE RELATED SECURITIES -- 25.9%
   ABFS Mortgage Loan Trust, Ser 2002-1,
     Cl A5 (G)
       6.510%, 12/15/32                                   1,812           1,821
   ABS Home Equity Loan Trust,
     Ser 2001-HE3, Cl A1 (F)
       5.860%, 04/15/07                                     676             676
   AFC Home Equity Loan Trust,
     Ser 1998-1, Cl 1A2 (F)
       5.590%, 04/01/07                                     141             142
   AFC Home Equity Loan Trust,
     Ser 2000-1, Cl 2A (F)
       5.560%, 04/25/07                                   5,839           5,844
   Aames Mortgage Investment Trust,
     Ser 2005-4, Cl B2 (F)
       8.070%, 04/12/07                                     780             665
   Ace Securities, Ser 2003-OP1,
     Cl M1 (F)
       6.020%, 04/26/07                                   1,000           1,003
   Ace Securities, Ser 2005-HE4,
     Cl A2A (F)
       5.430%, 04/25/07                                      72              72


--------------------------------------------------------------------------------
130        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ace Securities, Ser 2005-HE7,
     Cl A1B2 (F)
       5.620%, 04/27/07                           $       1,507   $       1,507
   Adjustable Rate Mortgage NIM Trust,
     Ser 2005-4, Cl A (C)
       5.500%, 12/27/35                                     371             324
   Adjustable Rate Mortgage Trust,
     Ser 2005-8, Cl 4A11 (F)
       5.442%, 04/01/07                                  11,909          11,792
   Aegis Asset-Backed Securities Trust,
     Ser 2003-3, Cl M1 (F)
       6.020%, 04/25/07                                     193             194
   American Home Mortgage Investment
     Trust, Ser 2004-1, Cl 4A (F)
       3.280%, 04/25/07                                     620             604
   American Home Mortgage Investment
     Trust, Ser 2004-4, Cl 4A (F)
       4.390%, 04/01/07                                   2,762           2,725
   American Home Mortgage Investment
     Trust, Ser 2005-1, Cl 6A (F)
       5.294%, 04/25/07                                   7,984           7,990
   American Home Mortgage Investment
     Trust, Ser 2005-4, Cl 5A (F)
       5.350%, 04/25/07                                   6,483           6,506
   Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1 (F)
       6.220%, 04/25/07                                   1,424           1,424
   Argent Securities, Ser 2003-W5,
     Cl M1 (F)
       6.020%, 04/25/07                                     600             605
   Argent Securities, Ser 2003-W9,
     Cl M1 (F)
       6.010%, 04/26/07                                   1,287           1,292
   Asset Securitization, Ser 1996-D2,
     Cl A1
       6.920%, 02/14/29                                      56              56
   Asset-Backed Funding Certificates,
     Ser 2003-WF1, Cl A2 (F)
       6.070%, 04/25/07                                   2,506           2,517
   Asset-Backed Funding Certificates,
     Ser 2005-AQ1, Cl A2 (G)
       4.300%, 06/25/35                                   2,656           2,623
   Asset-Backed Securities Home Equity
     Loan Trust, Ser 2003-HE4, Cl M2 (F)
       7.320%, 04/15/07                                     797             799
   Asset-Backed Securities Home Equity
     Loan Trust, Ser 2003-HE5, Cl M1 (F)
       6.070%, 04/15/07                                   1,733           1,738
   Banc of America Commercial Mortgage
     Securities, Ser 2002-PB2, Cl B
       6.309%, 06/11/35                                     659             691
   Banc of America Commercial Mortgage
     Securities, Ser 2003-1, Cl 2A4
       5.000%, 02/25/18                                   6,036           5,918

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Banc of America Commercial Mortgage
     Securities, Ser 2003-1, Cl A2 (F)
       4.648%, 04/01/07                           $         723   $         704
   Banc of America Commercial Mortgage
     Securities, Ser 2004-1, Cl A4
       4.760%, 11/10/39                                     794             772
   Banc of America Commercial Mortgage
     Securities, Ser 2004-2, Cl A5
       4.580%, 04/01/07                                     294             283
   Banc of America Commercial Mortgage
     Securities, Ser 2005-3, Cl A4
       4.668%, 07/10/43                                  11,300          10,822
   Banc of America Commercial Mortgage
     Securities, Ser 2005-5, Cl A4
       5.115%, 10/10/45                                     309             304
   Banc of America Commercial Mortgage
     Securities, Ser 2007-1, Cl AAB
       5.540%, 01/15/49                                   1,829           1,839
   Banc of America Commercial Mortgage,
     Ser 2005-4, Cl A5A
       4.933%, 04/01/07                                     290             282
   Banc of America Commercial Mortgage,
     Ser 2006-2, Cl A1 (F)
       5.611%, 04/01/07                                   2,665           2,693
   Banc of America Commercial Mortgage,
     Ser 2006-3, Cl A4
       5.889%, 07/10/44                                     625             648
   Banc of America Commercial Mortgage,
     Ser 2007-6, Cl A4
       5.354%, 04/01/07                                   2,079           2,070
   Banc of America Funding, Ser 2003-1,
     Cl A1
       6.000%, 05/20/33                                       5               5
   Banc of America Funding, Ser 2005-B,
     Cl 2A1 (F)
       5.112%, 04/01/07                                   6,554           6,525
   Bear Stearns Asset Backed Securities,
     Ser 2007-HE2, Cl 1A1
       5.420%, 04/30/07                                  15,459          15,471
   Bear Stearns Asset-Backed Securities,
     Ser 2000-2, Cl M2 (G)
       8.280%, 08/25/30                                   8,000           8,140
   Bear Stearns Asset-Backed Securities,
     Ser 2003-1, Cl A1 (F)
       5.820%, 04/25/07                                   4,926           4,935
   Bear Stearns Asset-Backed Securities,
     Ser 2006-HE1, Cl 2A1 (F)
       5.410%, 04/27/07                                   3,973           3,972
   Bear Stearns Asset-Backed Securities,
     Ser 2007-AQ2, Cl A1
       5.420%, 04/30/07                                   7,938           7,938
   Bear Stearns Commercial Mortgage
     Securities, Ser 2004-ESA, Cl C (C)
       4.937%, 05/14/16                                   1,656           1,652


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        131

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Commercial Mortgage
     Securities, Ser 2004-PWR6, Cl A6
       4.825%, 11/11/41                           $         333   $         324
   Bear Stearns Commercial Mortgage
     Securities, Ser 2005-T18, Cl A4 (F)
       4.930%, 04/01/07                                   1,318           1,287
   Bear Stearns Commercial Mortgage
     Securities, Ser 2006-PW11, Cl A4 (F)
       5.458%, 04/01/07                                     640             649
   Bear Stearns Commericial Mortgage
     Securities, Ser 2007-PW15, Cl A3
       5.309%, 02/11/44                                   1,325           1,329
   California Infrastructure SCE,
     Ser 1997-1, Cl A7
       6.420%, 12/26/09                                   1,040           1,045
   Capital One Multi-Asset Execution Trust,
     Ser 2003-A4, Cl A4
       3.650%, 07/15/11                                     845             829
   Carrington Mortgage Loan Trust,
     Ser 2006-NC5, Cl A2 (F)
       5.430%, 04/19/07                                   1,736           1,735
   Chase Commercial Mortgage Securities,
     Ser 2000-3, Cl A2
       7.319%, 10/15/32                                   2,575           2,723
   Chase Funding Mortgage Loan,
     Ser 2002-1, Cl 2A2 (F)
       5.820%, 04/25/07                                   2,586           2,587
   Chase Funding Mortgage Loan,
     Ser 2003-6, Cl 1A3
       3.340%, 05/25/26                                   1,873           1,850
   Chase Manhattan Commercial
     Mortgage Trust, Ser 99-C2,
     Cl A2 (F)
       7.546%, 11/17/32                                   5,730           5,965
   Chase Mortgage Finance, Ser 2005-A1,
     Cl 2A3 (F)
       5.250%, 04/01/07                                  12,400          12,307
   Citicorp Residential Mortgage
     Securities, Ser 2006-1,
     Cl A2 (G)
       5.682%, 07/25/36                                   1,236           1,239
   Citicorp Residential Mortgage
     Securities, Ser 2006-2,
     Cl A2 (G)
       5.557%, 04/01/07                                   1,163           1,164
   Citigroup Commercial Mortgage Trust,
     Ser 2004-CA, Cl C (F)
       5.356%, 04/01/07                                     774             777
   Citigroup Commercial Mortgage Trust,
     Ser 2006-C5, Cl A4
       5.431%, 10/15/49                                   1,523           1,527
   Citigroup Mortgage Loan Trust,
     Ser 2005-HE4, Cl A2C (F)
       5.590%, 04/27/07                                   4,800           4,804

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Citigroup Mortgage Loan Trust,
     Ser 2006-FX1, Cl A1 (F)
       5.420%, 04/30/07                           $       2,165   $       2,166
   Citigroup Mortgage Loan Trust,
     Ser 2007-AHL1, Cl A2A
       5.360%, 04/25/07                                   1,711           1,710
   Citigroup/Deutsche Bank Commercial
     Mortgage, Ser 2006-CD3, Cl AAB
       5.608%, 10/15/48                                   1,013           1,030
   Commercial Mortgage Pass-Through
     Certificate, Ser 1999-1, Cl E (F)
       7.093%, 04/01/07                                   2,734           2,805
   Commercial Mortgage Pass-Through
     Certificate, Ser 2000-C1, Cl C
       7.706%, 08/15/33                                     391             420
   Commercial Mortgage Pass-Through
     Certificate, Ser 2004-LB3A, Cl B (F)
       5.281%, 04/01/07                                   1,225           1,223
   Commercial Mortgage Pass-Through
     Certificate, Ser 2005-C6, Cl A3 (F)
       5.144%, 04/10/07                                  12,000          11,952
   Conseco Finance Home Loan Trust,
     Ser 2000-E, Cl M1
       8.130%, 08/15/31                                   2,102           2,143
   Conseco Finance Securitization,
     Ser 2000-4, Cl A6
       8.310%, 05/01/32                                   1,500           1,246
   Conseco Finance, Ser 2001-D,
     Cl A5 (G)
       6.190%, 11/15/32                                   2,742           2,775
   Contimortgage Home Equity Loan Trust,
     Ser 1997-1, Cl A9
       7.050%, 03/15/28                                      82              82
   Contimortgage Home Equity Loan Trust,
     Ser 1997-2, Cl A9
       7.090%, 04/15/28                                     100              99
   Countrywide Alternative Loan Trust,
     Ser 2004-J1, Cl 1A1
       6.000%, 02/25/34                                   1,225           1,221
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 3A2 (F)
       6.033%, 04/01/07                                   1,204           1,204
   Countrywide Alternative Loan Trust,
     Ser 2005-56, Cl 4A1 (F)
       5.630%, 04/25/07                                  10,812          10,843
   Countrywide Alternative Loan Trust,
     Ser 2005-59, Cl 1A1 (F)
       5.680%, 04/20/07                                  13,233          13,280
   Countrywide Alternative Loan Trust,
     Ser 2005-59, Cl 2X, IO (E)
       1.879%, 04/01/07                                  31,757           1,113
   Countrywide Alternative Loan Trust,
     Ser 2006-OA2, Cl X1P (H)
       2.679%, 05/20/46                                  49,870           2,175


--------------------------------------------------------------------------------
132        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Alternative Loan Trust,
     Ser 2006-OC6, Cl 2A1 (F)
       5.390%, 04/25/07                           $       2,662   $       2,663
   Countrywide Asset-Backed Certificates,
     Ser 2003-BC2, Cl 2A1 (F)
       5.920%, 04/25/07                                      38              38
   Countrywide Asset-Backed Certificates,
     Ser 2004-11, Cl A2 (F)
       5.700%, 04/25/07                                     678             679
   Countrywide Asset-Backed Certificates,
     Ser 2004-14, Cl A4 (F)
       5.600%, 04/25/07                                   1,432           1,435
   Countrywide Asset-Backed Certificates,
     Ser 2005-15, Cl 1AF1 (F)
       5.460%, 04/25/07                                   7,454           7,455
   Countrywide Asset-Backed Certificates,
     Ser 2006-IM1, Cl A1 (F)
       5.410%, 04/27/07                                   2,008           2,008
   Countrywide Asset-Backed Certificates,
     Ser 2006-S1, Cl A2
       5.549%, 08/25/21                                   2,572           2,565
   Countrywide Asset-Backed Certificates,
     Ser 2007-S2, Cl A2
       5.649%, 05/25/37                                   3,354           3,351
   Countrywide Asset-Backet Certificates,
     Ser 2006-10, Cl MV1
       5.580%, 04/25/07                                  10,450          10,400
   Countrywide Home Equity Loan Trust,
     Ser 2004-K, Cl A2 (F)
       5.620%, 04/15/07                                   2,322           2,325
   Countrywide Home Equity Loan Trust,
     Ser 2005-F, Cl 2A (F)
       5.560%, 04/15/07                                   7,784           7,790
   Countrywide Home Equity Loan Trust,
     Ser 2005-H, Cl 2A (F)
       5.560%, 04/15/07                                   6,786           6,792
   Countrywide Home Equity Loan Trust,
     Ser 2005-M, Cl A2 (F)
       5.440%, 04/15/07                                  12,288          12,286
   Countrywide Home Loans,
     Ser 2005-HY10, Cl 1A1 (F)
       5.283%, 04/01/07                                   2,528           2,554
   Countrywide Home Loans,
     Ser 2005-HYB9, Cl 1A1 (F)
       5.150%, 04/01/07                                   1,626           1,627
   Countrywide Home Loans,
     Ser 2005-HYB9, Cl 1A2 (F)
       5.150%, 04/01/07                                     354             354
   Countrywide Home Loans,
     Ser 2005-R3, Cl AF (C) (F)
       5.720%, 04/25/07                                   7,794           7,840
   Countrywide Home Loans,
     Ser 2006-HYB1, Cl 1A1 (F)
       5.379%, 04/20/07                                   3,647           3,654

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Loan, Ser 2007-3, Cl 2A1
       5.370%, 08/25/37                           $         751   $         751
   Credit Suisse First Boston Mortgage
     Securities, Ser 1998-C2, Cl A2
       6.300%, 11/15/30                                  10,747          10,883
   Credit Suisse First Boston Mortgage
     Securities, Ser 2001-MH29, Cl A (G)
       5.600%, 09/25/31                                   1,406           1,392
   Credit Suisse First Boston Mortgage
     Securities, Ser 2002-CKS4, Cl A2
       5.183%, 11/15/36                                  16,786          16,770
   Credit Suisse First Boston Mortgage
     Securities, Ser 2003-AR24,
     Cl 2A4 (F)
       4.028%, 04/01/07                                  11,626          11,413
   Credit Suisse First Boston Mortgage
     Securities, Ser 2003-C4, Cl A4 (F)
       5.137%, 08/15/36                                   1,339           1,332
   Credit Suisse First Boston Mortgage
     Securities, Ser 2004-C5, Cl A4 (F)
       4.829%, 04/15/07                                   1,815           1,761
   Credit Suisse First Boston Mortgage
     Securities, Ser 2005-C1, Cl AAB
       4.815%, 04/01/07                                     589             580
   Criimi Mae Commercial Mortgage,
     Ser 1998-C1, Cl A2 (C)
       7.000%, 06/02/33                                   6,384           6,363
   DLJ Commercial Mortgage,
     Ser 1999-CG1, Cl A1B
       6.460%, 03/10/32                                   5,030           5,126
   DSLA Mortgage Loan Trust,
     Ser 2004-AR2, Cl A2B (F)
       5.720%, 04/19/07                                   6,145           6,179
   DSLA Mortgage Loan Trust,
     Ser 2004-AR3, Cl B2 (F)
       6.420%, 04/20/07                                     834             843
   DaimlerChrysler Master Owner Trust,
     Ser 2005-A, Cl A
       5.370%, 04/15/07                                   1,746           1,747
   Discover Card Master Trust I,
     Ser 2003-1, Cl A3
       5.460%, 04/15/07                                     505             505
   Duke Funding, Ser 2004-6B,
     Cl A1S1 (C) (F) (K)
       5.430%, 04/09/07                                   9,122           9,122
   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (C) (F)
       5.790%, 04/25/07                                   2,249           2,258
   Equivantage Home Equity Loan Trust,
     Ser 1997-2, Cl A3 (G)
       7.775%, 04/01/07                                     249             248
   FFCA Secured Lending, Ser 1999-1A,
     IO (C) (F) (H)
       1.468%, 04/01/07                                   9,792             422


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        133

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Franklin Mortgage Loan Asset-
     Backed Securities, Ser 2004-FF10,
     Cl A2 (F)
       5.720%, 04/26/07                           $         488   $         489
   First Franklin Mortgage Loan Asset-
     Backed Securities, Ser 2004-FF11,
     Cl 1A2 (F)
       5.670%, 04/25/07                                     535             535
   First Franklin Mortgage Loan Asset-
     Backed Securities, Ser 2005-FF10,
     Cl A4 (F)
       5.640%, 04/25/07                                   8,400           8,407
   First Franklin Mortgage Loan
     Asset-Backed Securities,
     Ser 2005-FF9, Cl A3 (F)
       5.600%, 04/25/07                                   9,500           9,506
   First Franklin Mortgage Loan,
     Ser 2005-FFH4, Cl N1 (C)
       5.682%, 12/25/35                                      56              55
   First Franklin Mortgage Loan,
     Ser 2006-FFA, Cl A3 (F)
       5.440%, 04/25/07                                   8,199           8,198
   First Horizon Trust, Ser 2004-HE2,
     Cl A (F)
       5.540%, 04/25/07                                   2,853           2,855
   First Union National Bank,
     Ser 2001-C4, Cl B
       6.417%, 12/12/33                                     809             850
   Fleet Home Equity Trust,
     Ser 2001-1, Cl A (F)
       5.530%, 04/01/07                                     205             205
   Fund America Investors,
     Ser 1993-A, Cl A2 (F)
       6.168%, 04/01/07                                     355             352
   GE Capital Commercial Mortgage,
     Ser 2002-1A, Cl A3
       6.269%, 12/10/35                                   5,610           5,870
   GE Capital Commercial Mortgage,
     Ser 2002-3A, Cl A2
       4.996%, 12/10/37                                  12,500          12,422
   GE Capital Commercial Mortgage,
     Ser 2004-C3, Cl A4 (F)
       5.190%, 04/01/07                                   2,067           2,054
   GE Capital Commercial Mortgage,
     Ser 2005-C4, Cl A3A (F)
       5.334%, 04/01/07                                  12,650          12,781
   GE Capital Commercial Mortgage,
     Ser 2006-C1, Cl A3 (F)
       5.519%, 04/01/07                                   2,455           2,474
   GMAC Commercial Mortgage Securities,
     Ser 1998-C1, Cl A2
       6.700%, 05/15/30                                   7,518           7,581

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GMAC Commercial Mortgage Securities,
     Ser 1999-C2, Cl A2
       6.945%, 09/15/33                           $         240   $         247
   GMAC Commercial Mortgage Securities,
     Ser 2004-C1, Cl A1
       3.118%, 03/10/38                                     512             501
   GMAC Commercial Mortgage Securities,
     Ser 2004-C2, Cl A1
       3.896%, 08/10/38                                     179             176
   GMAC Commercial Mortgage Securities,
     Ser 2006-C1, Cl A4
       5.238%, 04/01/07                                   4,800           4,761
   GMAC Mortgage Loan Trust,
     Ser 2004-HE2, Cl A2 (F)
       2.880%, 04/25/07                                     314             307
   GMAC Mortgage Loan Trust,
     Ser 2004-HE4, Cl A1 (F)
       5.600%, 04/25/07                                   3,691           3,692
   GMAC Mortgage Loan Trust,
     Ser 2007-HE1, Cl A2
       5.621%, 08/25/37                                   4,497           4,514
   GS Mortgage Securities,
     Ser 1998-GLII, Cl A2
       6.562%, 04/13/31                                   4,363           4,398
   GS Mortgage Securities,
     Ser 2004-GG2, Cl A6
       5.396%, 08/10/38                                     544             547
   GS Mortgage Securities,
     Ser 2005-GG4, Cl A4A
       4.751%, 07/10/39                                   6,500           6,271
   GS Mortgage Securities,
     Ser 2005-GG4, Cl AABA
       4.680%, 07/10/39                                     350             342
   GS Mortgage Securities,
     Ser 2006-C1, Cl B
       6.970%, 10/18/30                                   1,189           1,213
   GS Mortgage Securities,
     Ser 2006-GG6, Cl AM (F)
       5.622%, 04/10/38                                   4,300           4,366
   GS Mortgage Securities,
     Ser 2006-GG8, Cl AJ
       5.622%, 11/10/39                                   1,455           1,472
   GSAA Home Equity Trust,
     Ser 2006-2, Cl 2A1 (F)
       5.420%, 04/27/07                                   9,153           9,149
   GSAMP Trust, Ser 2003-SEA,
     Cl A1 (F)
       5.720%, 04/25/07                                   4,503           4,522
   GSAMP Mortgage Loan Trust,
     Ser 1998-1, Cl A (C)
       8.000%, 09/19/27                                      99             104
   GSR Mortgage Loan Trust,
     Ser 2003-13, Cl 1A1 (F)
       4.503%, 04/01/07                                   7,805           7,618


--------------------------------------------------------------------------------
134        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Great America Leasing Receivables,
     Ser 2006-1, Cl A3
       5.340%, 01/15/10                           $       1,203   $       1,205
   Green Tree Financial,
     Ser 1993-4, Cl A5
       7.050%, 01/15/19                                     520             530
   Green Tree Financial,
     Ser 1996-5, Cl A6
       7.750%, 07/15/27                                   1,477           1,545
   Greenwich Capital Commercial
     Funding, Ser 2005-GG3,
     Cl AAB (F)
       4.619%, 08/10/42                                   6,305           6,146
   Greenwich Capital Commercial
     Funding, Ser 2007-GG9,
     Cl A4
       5.444%, 03/10/39                                   3,690           3,701
   HSI Asset Securitization Trust,
     Ser 2005-I1, Cl 2A3 (F)
       5.610%, 04/27/07                                   8,000           8,007
   HSI Asset Securitization Trust,
     Ser 2005-NC1, Cl 2A4 (F)
       5.640%, 04/25/07                                   1,587           1,587
   Harborview Mortgage Loan Trust,
     Ser 2005-01, Cl X, IO (E)
       1.290%, 04/01/07                                  33,091             672
   Harborview Mortgage Loan Trust,
     Ser 2005-10, Cl X, IO (F) (H)
       1.284%, 04/01/07                                  32,732             864
   Harborview Mortgage Loan Trust,
     Ser 2005-12, Cl X2B, IO (F) (H)
       1.082%, 04/01/07                                  27,701             653
   Heller Financial Commercial Mortgage,
     Ser 1999-PH1, Cl C (F)
       6.867%, 04/15/07                                     250             258
   Home Equity Asset Trust,
     Ser 2003-4, Cl M2 (F)
       7.220%, 04/25/07                                   1,275           1,276
   Home Equity Asset Trust,
     Ser 2005-5N, Cl A (C)
       5.500%, 12/27/35                                     512             358
   IMPAC CMB Trust, Ser 2003-12,
     Cl A1 (F)
       6.080%, 04/25/07                                   1,643           1,643
   IMPAC Secured Assets CMO Owners
     Trust, Ser 2007-1, Cl A1
       5.380%, 04/25/07                                  21,037          21,029
   Impac Secured Assets CMO Owners
     Trust, Ser 2006-3, Cl A4 (F)
       5.410%, 04/27/07                                   8,637           8,637
   Indymac INDA Mortgage Loan Trust,
     Ser 2005-AR2, Cl 1A1 (F)
       4.893%, 04/01/07                                     685             694

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR12, Cl AX2, IO (E) (H)
       0.930%, 04/01/07                           $      30,977   $         649
   Indymac Seconds Asset-Backed Trust,
     Ser 2006-6A, Cl A (F)
       5.450%, 04/25/07                                   4,256           4,255
   JPMorgan Chase Commercial Mortgage,
     Ser 2007-LDPX, Cl A3
       5.420%, 01/15/49                                   4,926           4,950
   JPMorgan Chase Commercial Mortgage,
     Ser 2001-CIB2, Cl A3
       6.429%, 04/15/35                                   5,170           5,407
   JPMorgan Chase Commercial Mortgage,
     Ser 2002-C2, Cl A2 (F)
       5.050%, 12/12/34                                   3,078           3,055
   JPMorgan Chase Commercial Mortgage,
     Ser 2002-CIB5, Cl A2
       5.161%, 10/12/37                                     590             589
   JPMorgan Chase Commercial Mortgage,
     Ser 2003-CB7, Cl A4 (F)
       4.879%, 04/12/07                                   1,093           1,071
   JPMorgan Chase Commercial Mortgage,
     Ser 2005-CB11, Cl ASB
       5.201%, 08/12/37                                     878             878
   JPMorgan Chase Commercial Mortgage,
     Ser 2005-CB12, Cl A4
       4.895%, 09/12/37                                     680             660
   JPMorgan Chase Commercial Mortgage,
     Ser 2005-CB13, Cl AM
       5.335%, 04/01/07                                     582             583
   JPMorgan Chase Commercial Mortgage,
     Ser 2005-LDP4, Cl A4 (F)
       4.918%, 04/01/07                                   3,700           3,594
   JPMorgan Chase Commercial Mortgage,
     Ser 2007-CB18, Cl A3
       5.447%, 04/01/07                                   1,166           1,173
   JPMorgan Mortgage Trust, Ser 2005-A3,
     Cl 11A2 (F)
       4.511%, 04/25/07                                  12,385          11,793
   JPMorgan Mortgage Trust, Ser 2006-A2,
     Cl 2A2 (F)
       5.773%, 04/01/07                                  12,600          12,743
   JPMorgan Mortgage Trust, Ser 2006-A3,
     Cl 3A4 (F)
       5.768%, 04/01/07                                  13,560          13,721
   LB Commercial Conduit Mortgage Trust,
     Ser 1999-C2, Cl A1
       7.105%, 10/15/32                                      43              43
   LB Commercial Conduit Mortgage Trust,
     Ser 1999-C2, Cl B
       7.425%, 10/15/32                                     378             397
   LB-UBS Commercial Mortgage Trust,
     Ser 2002-C2, Cl A4
       5.594%, 06/15/31                                   5,000           5,099


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        135

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   LB-UBS Commercial Mortgage Trust,
     Ser 2003-C8, Cl A4
       5.124%, 11/15/32                           $         893   $         888
   LB-UBS Commercial Mortgage Trust,
     Ser 2007-C1, Cl AM
       5.455%, 04/11/07                                   2,325           2,329
   Lehman Brothers Commercial
     Mortgage, Ser 1998-C2, Cl A2
       6.560%, 11/18/35                                   2,599           2,620
   Lehman XS Trust, Ser 2005-5N,
     Cl 1A1 (F)
       5.620%, 04/01/07                                   8,682           8,704
   Lehman XS Trust, Ser 2005-5N,
     Cl M4 (F)
       7.070%, 04/30/07                                   1,800           1,709
   Lehman XS Trust, Ser 2005-5N,
     Class 3A3A (F)
       5.510%, 04/25/07                                     188             188
   Lehman XS Trust, Ser 2006-7,
     Cl 2A1 (F)
       5.390%, 04/25/07                                   2,776           2,776
   Long Beach Asset Holdings,
     Ser 2005-WL1, Cl N1 (C)
       5.193%, 06/25/45                                     336             333
   Long Beach Mortgage Loan Trust,
     Ser 2006-WL1, Cl 1A3 (F)
       5.650%, 04/27/07                                   1,676           1,679
   MLCC Mortgage Investors,
     Ser 2004-B, Cl A3 (F)
       7.064%, 04/01/07                                   1,810           1,838
   Master Asset-Backed Securities Trust,
     Ser 2004-OPT2, Cl A2 (F)
       5.670%, 04/26/07                                      90              90
   Master Asset-Backed Securities Trust,
     Ser 2005-AB1, Cl A1B (G)
       5.143%, 04/01/07                                     562             559
   Master Asset-Backed Securities Trust,
     Ser 2006-AB1, Cl A1 (F)
       5.460%, 04/27/07                                  11,076          11,077
   Master Asset-Backed Securities Trust,
     Ser 2007-WMC1, Cl A2
       5.370%, 04/25/07                                   1,143           1,142
   Master Reperforming Loan Trust,
     Ser 2005-1, Cl 1A1 (C)
       6.000%, 08/25/34                                   5,111           5,129
   Master Seasoned Securities Trust,
     Ser 2004-2, Cl A2
       6.500%, 08/25/32                                   5,446           5,523
   Merrill Lynch First Franklin Mortgage
     Loan, Ser 2007-1, Cl M1
       5.702%, 04/27/07                                   2,084           2,084
   Merrill Lynch Mortgage Investors Trust,
     Ser 2004-WMC5, Cl A1A
       5.610%, 04/25/07                                   1,043           1,044

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors,
     Ser 2003-OPT1, Cl A3 (F)
       5.680%, 07/25/34                           $       1,227   $       1,230
   Merrill Lynch Mortgage Investors,
     Ser 2004-A1, Cl 4A (F)
       5.347%, 04/01/07                                   8,326           8,282
   Merrill Lynch Mortgage Investors,
     Ser 2005-HE2, Cl A2A (F)
       5.430%, 04/27/07                                   1,195           1,196
   Merrill Lynch Mortgage Investors,
     Ser 2006-WMC2, Cl A2D (G)
       5.895%, 04/25/07                                   5,200           5,256
   Merrill Lynch Mortgage Trust,
     Ser 2004-BPC1, Cl A5
       4.855%, 10/12/41                                   1,802           1,753
   Merrill Lynch Mortgage Trust,
     Ser 2004-MKB1, Cl B
       5.280%, 02/12/42                                     465             461
   Merrill Lynch Mortgage Trust,
     Ser 2005-MCP1, Cl A4 (F) (J)
       4.747%, 06/12/43                                   3,780           3,637
   Merrill Lynch/Countrywide Commercial
     Mortgage Trust, Ser 2006-4, Cl ASB
       5.133%, 12/12/49                                   3,518           3,483
   Merrill Lynch/Countrywide Commercial
     Mortgage, Ser 2007-6, Cl A2
       5.331%, 03/12/51                                   1,241           1,248
   Mid-State Trust, Ser 11, Cl A1
       4.864%, 07/15/38                                   5,505           5,278
   Morgan Stanley ABS Capital 1,
     Ser 2006-WMC1, Cl A2A
       5.390%, 04/25/07                                     313             313
   Morgan Stanley Capital I,
     Ser 2003-IQ5, Cl A4
       5.010%, 04/01/07                                   2,161           2,141
   Morgan Stanley Capital I,
     Ser 2003-NC8, Cl M1 (F)
       6.020%, 04/27/07                                   2,200           2,203
   Morgan Stanley Capital I,
     Ser 2004-HQ3, Cl D
       4.900%, 01/13/41                                     124             121
   Morgan Stanley Capital I,
     Ser 2004-T13, Cl B
       4.760%, 09/13/45                                     578             558
   Morgan Stanley Capital I,
     Ser 2005-HQ5, Cl AAB
       5.037%, 01/14/42                                   1,940           1,928
   Morgan Stanley Capital I,
     Ser 2005-HQ6, Cl A4A
       4.989%, 08/13/42                                   5,600           5,475
   Morgan Stanley Capital I,
     Ser 2006-HQ9, Cl A4
       5.731%, 07/12/44                                   2,684           2,749


--------------------------------------------------------------------------------
136        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Capital I,
     Ser 2007-HE2, Cl A2A
       5.360%, 04/25/07                           $         849   $         849
   Morgan Stanley Capital I,
     Ser 2007-IQ13, Cl A4
       5.364%, 03/15/44                                   1,742           1,738
   Morgan Stanley Dean Witter Capital I,
     Ser 2003-NC4, Cl M2 (F)
       7.320%, 04/25/07                                     429             430
   Morgan Stanley Dean Witter Capital,
     Ser 2000-LIFE, Cl A2
       7.570%, 11/15/36                                   3,179           3,339
   Morgan Stanley Home Equity Loans,
     Ser 2007-1, Cl A1
       5.370%, 04/25/07                                     843             843
   Morgan Stanley Mortgage Loan,
     Ser 2007-6XS, Cl 2A1S
       5.430%, 04/25/07                                     723             723
   Mortgage Capital Funding,
     Ser 1998-MC2, Cl A2
       6.423%, 06/18/30                                   4,371           4,396
   New Century Home Equity Loan Trust,
     Ser 2003-B, Cl M1 (F)
       5.970%, 04/27/07                                   1,917           1,923
   New Century Home Equity Loan Trust,
     Ser 2004-A, Cl AII3 (F)
       4.450%, 04/01/07                                   2,375           2,363
   New Century Home Equity Loan Trust,
     Ser 2005-A, Cl A2 (G)
       4.461%, 04/25/07                                   6,071           6,017
   New Century Home Equity Loan Trust,
     Ser 2005-B, Cl A2A (F)
       4.940%, 04/25/07                                     789             789
   Newcastle CDO, Ser 2005-6A,
     Cl IM1 (C) (F) (K)
       5.340%, 04/24/07                                   2,432           2,432
   Northstar Education Finance,
     Ser 2005-1, Cl A5
       4.740%, 10/30/45                                   1,375           1,366
   Novastar Home Equity Loan,
     Ser 2007-1, Cl A2A
       5.420%, 04/30/07                                  16,190          16,187
   Oncor Electric Delivery Transition Bond,
     Ser 2003-1, Cl A2
       4.030%, 02/15/12                                   4,458           4,388
   Option One Mortgage Loan Trust,
     Ser 2001-4, Cl A (F)
       5.920%, 04/25/07                                     667             667
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1 (F)
       5.970%, 04/23/07                                   1,425           1,428

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10 (C) (F)
       7.820%, 04/27/07                           $         130   $         115
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11 (C) (F)
       7.820%, 04/27/07                                     280             232
   Option One Mortgage Securities,
     Ser 2005-3A, Cl N1 (C)
       5.438%, 08/26/35                                     445             443
   Orchid Structured Finance CDO,
     Ser 2003-1A, Cl A1MM (C) (F)
       5.525%, 05/18/07                                   7,173           7,173
   Ownit Mortgage Loan Asset-Backed
     Securities Trust, Ser 2006-1,
     Cl AF1 (G)
       5.424%, 12/25/36                                   9,007           8,962
   Ownit Mortgage Loan NIM Trust,
     Ser 2005-5A, Cl N1 (C)
       5.500%, 10/25/36                                      84              84
   Residential Accredit Loans,
     Ser 2006-Q01, Cl 2A3 (F)
       5.720%, 04/27/07                                   1,000           1,007
   Residential Asset Mortgage Products,
     Ser 2003-RS11, Cl MII1 (F)
       6.050%, 04/25/07                                     188             189
   Residential Asset Mortgage Products,
     Ser 2003-RS2, Cl AII (F)
       5.660%, 04/25/07                                     126             126
   Residential Asset Mortgage Products,
     Ser 2003-RS3, Cl AII (F)
       5.680%, 04/25/07                                     187             187
   Residential Asset Mortgage Products,
     Ser 2003-RS7, Cl AI6
       5.340%, 04/01/07                                     704             698
   Residential Asset Mortgage Products,
     Ser 2004-SL1, Cl A8
       6.500%, 11/25/31                                   3,342           3,390
   Residential Asset Mortgage Products,
     Ser 2007-RS1, Cl A1
       5.430%, 04/09/07                                   7,613           7,611
   Residential Asset Securities,
     Ser 2006-EMX2, Cl A1 (F)
       5.400%, 04/27/07                                   3,892           3,892
   Residential Asset Securitization Trust,
     Ser 2004-IP2, Cl 2A1 (F)
       5.244%, 04/01/07                                   4,353           4,342
   Residential Funding Mortgage Securities,
     Ser 2000-HI1, Cl AI7 (G)
       8.290%, 02/25/25                                   3,622           3,642
   Residential Funding Mortgage Securities,
     Ser 2005-HS1, Cl AI1 (F)
       5.440%, 04/25/07                                   6,613           6,596


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        137

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A (C) (F)
       5.420%, 04/25/07                           $       8,917   $       8,917
   SB Finance NIM Trust, Ser 2005-HE3,
     Cl 2N1 (C)
       5.000%, 06/25/35                                     586             582
   SB Finance NIM Trust, Ser 2005-HE3,
     Cl N1 (C)
       4.750%, 09/25/35                                   1,131           1,117
   SLM Student Loan Trust, Ser 2006-2,
     Cl B (F)
       5.590%, 06/19/07                                   5,250           5,255
   SLM Student Loan Trust, Ser 2006-9,
     Cl B (F)
       5.590%, 04/12/07                                   4,000           4,006
   SLM Student Loan Trust, Ser 2006-C,
     Cl C (F)
       5.754%, 06/28/07                                   4,000           3,964
   Saco I Trust, Ser 2005-9, Cl A1 (F)
       5.570%, 04/27/07                                   1,197           1,197
   Saco I Trust, Ser 2005-WM3, Cl A1 (F)
       5.580%, 04/27/07                                   2,880           2,881
   Saco I Trust, Ser 2006-6, Cl A (F)
       5.450%, 04/25/07                                   5,513           5,511
   Sail NIM Notes, Ser 2005-11A,
     Cl A (C)
       7.500%, 01/27/36                                     324             110
   Salomon Brothers Mortgage Securities
     VII, Ser 2001-C2, Cl A3
       6.499%, 10/13/11                                   5,750           6,035
   Securitized Asset-Backed Receivables
     LLC, Ser 2005-FR4, Cl A3 (F)
       5.520%, 04/25/07                                   2,643           2,643
   Sharps SP I LLC NIM Trust,
     Ser 2005-HE5N, Cl A1 (C)
       5.800%, 08/25/35                                     449             337
   Sharps SP I LLC NIM Trust,
     Ser 2005-WF1N, Cl NA (C)
       6.150%, 05/25/35                                     350             315
   Soundview Home Equity Loan Trust,
     Ser 2005-OPT4, Cl M8 (F)
       7.820%, 04/25/07                                     500             456
   Start, Ser 2003-1, Cl X
       4.130%, 04/21/07                                   5,700           5,672
   Start, Ser 2003-2, Cl X
       4.600%, 04/21/07                                   6,545           6,543
   Structued Asset Securities,
     Ser 2007-BC2, Cl A2
       5.410%, 04/25/07                                  16,901          16,898
   Structured Adjustable Rate Mortgage
     Loan, Ser 2005-19XS, Cl 1A1 (F)
       5.640%, 04/26/07                                   3,325           3,337

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Structured Asset Investment Loan
     Trust, Ser 2005-3, Cl A3
       5.490%, 04/25/07                           $         419   $         419
   Structured Asset Investment Loan
     Trust, Ser 2005-8, Cl A2 (F)
       5.450%, 04/25/07                                     963             963
   Structured Asset Investment Loan,
     Ser 2003-BC4, Cl M2 (F)
       8.320%, 04/25/07                                     300             301
   Structured Asset Securities,
     Ser 2004-19XS, Cl A2 (G)
       4.370%, 04/01/07                                   1,461           1,447
   Structured Asset Securities,
     Ser 2005-17, Cl 5A1 (F)
       5.500%, 04/01/07                                   3,921           3,854
   Structured Asset Securities,
     Ser 2006-GEL4, Cl A1 (F)
       5.440%, 04/27/07                                   6,120           6,105
   TMS SBA Loan Trust, Ser 1999-1,
     Cl A (F)
       6.050%, 04/15/07                                     390             387
   Terwin Mortgage Trust, Ser 2005-9HGS,
     Cl A1 (C) (F)
       4.000%, 04/01/07                                   3,343           3,310
   Terwin Mortgage Trust, Ser 2006-2HGS,
     Cl A1 (C) (F)
       4.500%, 03/25/37                                   9,103           9,021
   Terwin Mortgage Trust, Ser 2006-2HGS,
     Cl AX, IO (C) (F)
       20.000%, 03/25/37                                  1,946               2
   Terwin Mortgage Trust, Ser 2006-4SL,
     Cl A1 (C) (F)
       4.500%, 05/25/37                                   8,431           8,365
   Terwin Mortgage Trust, Ser 2006-4SL,
     Cl AX, IO (C) (F)
       20.000%, 05/25/37                                  4,991               5
   Terwin Mortgage Trust, Ser 2006-6,
     Cl A1
       4.500%, 07/25/37                                   6,502           6,453
   Terwin Mortgage Trust, Ser 2006-HF1,
     Cl A1A (C) (F)
       4.500%, 02/25/37                                   3,542           3,523
   Thornburg Mortgage Securities Trust,
     Ser 2005-3, Cl 2A1 (F) (J)
       5.560%, 04/25/07                                  13,717          13,727
   Thornburg Mortgage Securities Trust,
     Ser 2006-1, Cl A3 (F)
       5.490%, 04/01/07                                  23,239          23,210
   Thornburg Mortgage Securities Trust,
     Ser 2006-3, Cl A2 (F)
       5.425%, 04/25/07                                  15,452          15,429
   Thornburg Mortgage Securities Trust,
     Ser 2006-3, Cl A3 (F)
       5.430%, 04/25/07                                  15,236          15,209


--------------------------------------------------------------------------------
138        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Vendee Mortgage Trust, Ser 1994-1,
     Cl 2ZB (F)
       6.500%, 04/01/07                           $       2,838   $       2,942
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2002-C1A, Cl A4
       6.287%, 04/15/34                                   1,543           1,617
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2002-C2, Cl A4
       4.980%, 11/15/34                                   1,187           1,174
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C6, Cl A3
       4.957%, 08/15/35                                     737             732
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C8, Cl A3
       4.445%, 11/15/35                                     839             822
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C9, Cl A4
       5.012%, 12/15/35                                     566             558
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C9, Cl B (F)
       5.109%, 04/01/07                                     334             331
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004-C10, Cl A4
       4.748%, 02/15/41                                   2,200           2,132
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004-C11, Cl B (F)
       5.306%, 04/01/07                                   1,641           1,634
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004-C15, Cl B
       4.892%, 04/01/07                                     806             780
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005 C-22, Cl A4 (F)
       5.266%, 04/01/07                                   4,131           4,131
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C18, Cl A4
       4.935%, 04/15/42                                   1,792           1,746
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C19, Cl A6
       4.699%, 05/15/44                                     685             656
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C21, Cl A4
       5.196%, 04/01/07                                     867             864
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2006-C26, Cl APB
       5.997%, 06/15/45                                   2,047           2,127
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2007-C30, Cl A3
       5.246%, 12/15/43                                   1,158           1,158
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2007-C30, Cl A5
       5.342%, 12/15/43                                     834             829
   Washington Mutual, Ser 2003-MS1,
     Cl 1A
       5.000%, 02/25/18                                   2,373           2,322

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual,
     Ser 2003-MS2, Cl 3A1
       5.000%, 03/25/18                           $       7,169   $       7,027
   Washington Mutual,
     Ser 2005-AR13, Cl A1A1 (F)
       5.610%, 04/25/07                                   7,523           7,533
   Washington Mutual,
     Ser 2005-AR15, Cl A1A2 (F)
       5.600%, 04/25/07                                  10,371          10,405
   Washington Mutual,
     Ser 2005-AR16, Cl 1A4A (F)
       5.121%, 04/25/07                                  12,955          12,921
   Washington Mutual,
     Ser 2005-AR19, Cl A1A2 (F)
       5.610%, 04/25/07                                  10,879          10,914
   Wells Fargo Home Equity Trust,
     Ser 2004-2, Cl M8B (C) (F)
       5.000%, 04/01/07                                     590             419
   Wells Fargo Mortgage-Backed Securities
     Trust, Ser 2004-H, Cl A-1 (F)
       4.527%, 04/01/07                                   8,447           8,269
   Wells Fargo Mortgage-Backed Securities
     Trust, Ser 2004-I, Cl B1 (F)
       3.365%, 04/01/07                                     713             717
   Wells Fargo Mortgage-Backed Securities
     Trust, Ser 2005-17, Cl 1A1 (F)
       5.500%, 04/01/07                                  11,073          10,853
   Wells Fargo Mortgage-Backed Securities
     Trust, Ser 2006-2, Cl 3A1
       5.750%, 03/25/36                                   2,159           2,150
   Zuni Mortgage Loan Trust,
     Ser 2006-0A1, Cl A1 (F)
       5.450%, 04/25/07                                  12,369          12,356
                                                                  --------------
                                                                      1,133,237
                                                                  --------------

OTHER ASSET-BACKED SECURITIES -- 0.2%
   CNH Equipment Trust, Ser 2004-A,
     Cl A4A
       5.430%, 04/15/07                                   1,744           1,745
   California Infrastructure PG&E,
     Ser 1, Cl A8
       6.480%, 12/26/09                                     250             252
   Connecticut RRB Special Purpose Trust,
     Ser 2001-1, Cl A4
       5.660%, 06/30/07                                     595             598
   Connecticut RRB Special Purpose Trust,
     Ser 2001-1, Cl A5
       6.210%, 12/30/11                                     721             744
   Embarcadero Aircraft, Ser 2000-A,
     Cl A1 (C) (F)
       5.800%, 04/15/07                                   4,300           3,752
   MSDWCC Heloc Trust, Ser 2005-1,
     Cl A (F)
       5.510%, 04/25/07                                     836             836


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        139

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   PSE&G Transition Funding LLC,
     Ser 2001-1, Cl A4
       5.660%, 04/15/07                           $         385   $         386
                                                                  --------------
                                                                          8,313
                                                                  --------------
Total Asset-Backed Securities
   (Cost $1,198,129) ($ Thousands)                                    1,188,897
                                                                  --------------

U.S. TREASURY OBLIGATIONS -- 16.1%
   U.S. Treasury Bills
       5.039%, 04/05/07 (E)                                 110             110
       4.625%, 02/15/17                                  16,899          16,865
   U.S. Treasury Bonds
       10.375%, 11/15/12 (J)                              7,950           8,204
       8.875%, 02/15/19 (J)                               4,397           6,008
       8.125%, 08/15/19 (J)                               3,559           4,648
       7.500%, 11/15/16                                   3,162           3,843
       6.625%, 02/15/27                                   2,742           3,327
       6.250%, 08/15/23 to 05/15/30 (J)                  25,940          30,007
       6.125%, 11/15/27 (J)                              22,412          25,875
       5.375%, 02/15/31 (J)                               6,923           7,381
       5.250%, 02/15/29                                   2,670           2,787
       4.500%, 02/15/36 (J)                              30,946          29,176
       3.875%, 04/15/29 (D)                               4,469           5,673
       3.625%, 04/15/28 (D) (J)                          12,601          15,339
       2.375%, 04/15/11 (D) (J)                          27,099          27,451
       2.375%, 01/15/25 (D) (J)                          26,199          26,369
       2.375%, 01/15/27 (D)                               3,312           3,339
       2.000%, 01/15/16 (D)                               2,207           2,173
       2.000%, 01/15/26 (D) (J)                             653             620
   U.S. Treasury Notes
       5.125%, 06/30/08                                     195             196
       5.125%, 05/15/16 (J)                              13,851          14,321
       5.000%, 07/31/08                                     600             602
       4.875%, 10/31/08 to 02/15/12 (J)                 201,864         204,733
       4.875%, 08/15/16                                     320             325
       4.750%, 09/30/08 to 02/15/37 (J)                  47,758          47,376
       4.750%, 12/31/08 to 01/31/12                       2,670           2,679
       4.625%, 11/30/08 to 11/15/16 (J)                  25,995          26,055
       4.625%, 12/31/11                                      10              10
       4.500%, 11/15/10 to 11/15/15 (J)                  34,895          34,776
       4.500%, 11/30/11                                     594             593
       4.375%, 12/15/10 (J)                              11,550          11,490
       4.250%, 11/15/14 to 08/15/15 (J)                  19,458          18,984
       4.000%, 04/15/10 (J)                              14,750          14,524
       3.875%, 09/15/10                                   2,420           2,370
       3.875%, 02/15/13 (J)                               2,200           2,125
       3.750%, 05/15/08 (J)                               1,070           1,057
       3.500%, 11/15/09                                  24,934          24,286
       3.500%, 02/15/10 (J)                               3,310           3,218
       3.375%, 10/15/09 (J)                               6,760           6,569
       3.375%, 01/15/12 (D)                                 353             375

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
       2.500%, 07/15/16 (D) (J)                   $      17,178   $      17,627
       2.000%, 07/15/14 (D) (J)                          14,861          14,717
       1.875%, 07/15/15 (D) (J)                          17,190          16,804
       0.875%, 04/15/10 (D)                                  85              83
   U.S. Treasury STRIPS (A) (J)
       6.639%, 11/15/21                                  43,310          20,979
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $695,430) ($ Thousands)                                        706,069
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.2%
   FHLB
       5.400%, 01/02/09                                   3,480           3,479
       4.875%, 11/18/11 (J)                               6,100           6,107
       4.050%, 01/21/09                                   2,000           1,969
       3.310%, 01/23/09 (J)                               2,000           1,946
   FHLMC
       6.875%, 09/15/10 (J)                               5,560           5,921
       6.000%, 06/15/11 to 10/01/21                       9,265           9,561
       5.625%, 11/23/35 (J)                               4,830           4,739
       5.500%, 01/01/17 to 03/01/37                      14,661          14,548
       5.250%, 11/09/07 (A) (B)                             170             165
       5.000%, 07/01/35 to 12/01/36                      14,553          14,094
       4.750%, 11/03/09 (J)                               3,900           3,891
       4.625%, 05/28/13 (J)                               3,750           3,649
   FHLMC ARM
       6.171%, 07/01/36                                   4,097           4,095
       6.009%, 04/01/37                                   2,941           2,962
       5.910%, 01/01/37                                   2,257           2,276
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
       5.000%, 08/01/35                                   7,842           1,841
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
       5.000%, 09/15/35                                   3,615             851
   FHLMC CMO STRIPS, Ser 233, Cl 6, IO
       4.500%, 08/15/35                                     538             131
   FHLMC CMO, Ser 1, Cl Z
       9.300%, 04/15/19                                     222             233
   FHLMC CMO, Ser 1611, Cl Z
       6.500%, 11/15/23                                  13,647          14,230
   FHLMC CMO, Ser 1663, Cl ZB (F)
       6.750%, 04/01/07                                     917             942
   FHLMC CMO, Ser 1983, Cl Z
       6.500%, 12/15/23                                   2,152           2,240
   FHLMC CMO, Ser 2043, Cl CJ
       6.500%, 04/15/28                                   4,108           4,198
   FHLMC CMO, Ser 2277, Cl B
       7.500%, 01/15/31                                     821             833
   FHLMC CMO, Ser 2389, Cl CD
       6.000%, 03/15/16                                   4,566           4,587
   FHLMC CMO, Ser 2399, Cl XG
       6.500%, 01/15/32                                   8,153           8,373
   FHLMC CMO, Ser 2544, Cl IW, IO
       5.500%, 03/15/26                                   2,903             107


--------------------------------------------------------------------------------
140        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 2579, Cl PI, IO
       5.500%, 03/15/27                           $         759   $          14
   FHLMC CMO, Ser 2623, Cl AJ (F)
       4.500%, 04/01/07                                   1,309           1,281
   FHLMC CMO, Ser 2631, Cl MT
       3.500%, 01/15/22                                     876             868
   FHLMC CMO, Ser 2645, Cl MK
       3.500%, 07/15/22                                   1,173           1,159
   FHLMC CMO, Ser 2733, Cl ME
       5.000%, 01/15/34                                   5,995           5,659
   FHLMC CMO, Ser 2809, Cl HX, IO
       6.000%, 10/15/24                                   2,700             109
   FHLMC CMO, Ser 2841, Cl BD (F)
       4.000%, 04/01/07                                   1,371           1,334
   FHLMC CMO, Ser 2890, Cl AP
       3.750%, 12/15/11                                   2,450           2,397
   FHLMC CMO, Ser 2945, Cl SA (F)
       2.718%, 04/15/07                                   6,633           6,274
   FHLMC CMO, Ser 2975, Cl EA (F)
       5.000%, 04/01/07                                   1,104           1,100
   FHLMC CMO, Ser 3014, Cl NA
       4.500%, 11/15/25                                   3,949           3,902
   FHLMC CMO, Ser 3017, Cl TA
       4.500%, 08/15/35                                   2,111           2,037
   FHLMC CMO, Ser 3020, Cl MA
       5.500%, 04/15/27                                   2,464           2,470
   FHLMC CMO, Ser 3035, Cl DM
       5.500%, 11/15/25                                   2,803           2,806
   FHLMC CMO, Ser 3086, Cl PA
       5.500%, 05/15/26                                   3,529           3,538
   FHLMC CMO, Ser 3135, Cl JA
       6.000%, 09/15/27                                   3,401           3,438
   FHLMC CMO, Ser 3151, Cl LA
       6.000%, 11/15/27                                   3,495           3,530
   FHLMC CMO, Ser 3151, Cl PA
       6.000%, 04/01/07                                   2,829           2,858
   FHLMC CMO, Ser 3164, Cl NA (F)
       6.000%, 04/01/07                                   5,862           5,929
   FHLMC CMO, Ser 3172, Cl PA (F)
       6.000%, 04/01/07                                   4,186           4,231
   FHLMC CMO, Ser 3176, Cl HA
       6.000%, 02/15/28                                   3,712           3,758
   FHLMC CMO, Ser 3178, Cl MA
       6.000%, 10/15/26                                  10,766          10,888
   FHLMC CMO, Ser 3192, Cl GA
       6.000%, 03/15/27                                   2,221           2,246
   FHLMC CMO, Ser 3211, Cl PA
       5.500%, 11/15/29                                   3,705           3,721
   FHLMC CMO, Ser 3215, Cl QA
       6.000%, 06/15/27                                   3,254           3,289
   FHLMC, Ser 3149, Cl PB
       6.000%, 04/01/07                                   5,592           5,680

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC, Ser 3171, Cl NE
       6.000%, 04/01/07                           $       1,376   $       1,391
   FHLMC, Ser 3177, Cl PA
       6.000%, 04/01/07                                     373             378
   FHLMC, Ser 3179, Cl PD
       5.750%, 04/01/07                                   3,371           3,392
   FHLMC, Ser 3216, Cl NA
       6.000%, 05/15/28                                   1,893           1,916
   FHLMC, Ser 3291, Cl BY
       4.500%, 03/15/22                                   1,945           1,819
   FNMA
       7.250%, 01/15/10 (J)                               5,800           6,164
       7.125%, 06/15/10 (J)                               6,400           6,837
       6.625%, 09/15/09                                      20              21
       6.250%, 02/01/11 (J)                               8,000           8,392
       6.000%, 05/15/11 (J)                               6,100           6,360
       5.933%, 11/01/36                                   4,185           4,242
       5.858%, 02/01/37                                   9,469           9,563
       5.740%, 04/01/36                                   1,328           1,338
       5.500%, 02/01/17 to 03/01/37                      44,446          44,051
       5.400%, 04/13/09                                     810             810
       5.204%, 06/27/07                                     934             922
       5.188%, 11/01/36                                     748             741
       4.000%, 05/01/21                                     285             269
   FNMA CMO STRIPS, Ser 365, Cl 2
       5.000%, 02/01/36                                   1,394             355
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
       5.000%, 11/01/35                                   1,433             333
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
       5.000%, 08/01/35                                  39,605           9,297
   FNMA CMO STRIPS, Ser 365, Cl 4, IO
       5.000%, 04/01/36                                   1,512             352
   FNMA CMO STRIPS, Ser 377, Cl 2, IO
       5.000%, 10/01/36                                   1,185             285
   FNMA CMO, Ser 1999-11, Cl Z
       5.500%, 03/25/29                                   7,324           7,261
   FNMA CMO, Ser 2001-T2, Cl B
       6.022%, 11/25/10                                   4,500           4,658
   FNMA CMO, Ser 2002-94, Cl BJ, IO
       5.500%, 04/25/16                                     747              41
   FNMA CMO, Ser 2002-T11, Cl A
       4.768%, 04/25/12                                     215             213
   FNMA CMO, Ser 2003-113, Cl PN
       3.500%, 02/25/13                                   1,313           1,292
   FNMA CMO, Ser 2003-15, Cl CH (F)
       4.000%, 04/01/07                                     941             917
   FNMA CMO, Ser 2003-16, Cl PN (F)
       4.500%, 04/01/07                                   1,137           1,121
   FNMA CMO, Ser 2003-33, Cl CH (F)
       4.000%, 04/01/07                                   1,872           1,820
   FNMA CMO, Ser 2003-56, Cl AD
       4.500%, 01/25/27                                   1,798           1,768


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        141

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2003-T1, Cl A
       3.807%, 11/25/12                           $         665   $         644
   FNMA CMO, Ser 2004-80, Cl XE
       5.000%, 04/01/07                                   3,330           3,190
   FNMA CMO, Ser 2005-38, Cl CD
       5.000%, 06/25/19                                   1,564           1,556
   FNMA CMO, Ser 2005-57, Cl EG (F)
       5.620%, 04/25/07                                   3,882           3,890
   FNMA CMO, Ser 2005-69, Cl JM
       4.500%, 08/25/25                                   2,499           2,322
   FNMA CMO, Ser 2005-77, Cl BX
       4.500%, 07/25/28                                     706             697
   FNMA CMO, Ser 2005-92, Cl NM
       3.500%, 04/25/13                                   1,535           1,512
   FNMA CMO, Ser 2006-10, Cl FD (F)
       5.670%, 04/25/07                                   6,305           6,324
   FNMA CMO, Ser 2006-18, Cl PA
       5.500%, 01/25/26                                   1,934           1,935
   FNMA CMO, Ser 2006-26, Cl QA
       5.500%, 04/01/07                                   3,405           3,410
   FNMA CMO, Ser 2006-29, Cl PA
       5.500%, 08/25/26                                   3,492           3,494
   FNMA CMO, Ser 2006-31, Cl PA
       5.500%, 11/25/26                                   2,089           2,093
   FNMA CMO, Ser 2006-41, Cl MA
       5.500%, 04/25/24                                     798             798
   FNMA CMO, Ser 2006-53, Cl PA
       5.500%, 12/25/26                                     619             620
   FNMA CMO, Ser 2006-55, Cl PA
       6.000%, 05/25/26                                   2,063           2,080
   FNMA CMO, Ser 2006-80, Cl PB (F)
       6.000%, 04/01/07                                   3,998           4,042
   FNMA CMO, Ser 2006-80, Cl PD (F)
       6.000%, 04/01/07                                   1,290           1,314
   FNMA CMO, Ser 34, Cl QJ
       4.500%, 01/25/16                                   3,169           3,126
   FNMA CMO, Ser G93-20, Cl ZQ
       7.000%, 04/01/07                                     577             600
   FNMA CMO, Ser G93-39, Cl ZQ (F)
       6.500%, 04/01/07                                     981           1,015
   FNMA CMO, Ser G93-41, Cl Z (F)
       7.000%, 04/01/07                                   1,278           1,333
   FNMA (E)
       5.232%, 07/02/07                                      50              49
       5.199%, 04/18/07 (B)                                 125             125
       5.197%, 06/25/07                                   3,890           3,844
       5.176%, 06/01/07 (B)                                 100              99
   FNMA, Ser 2001-T11, Cl B (F)
       5.503%, 04/01/07                                     620             635
   FNMA, Ser 2004-19, Cl AY
       4.000%, 04/25/19                                   2,212           2,005
   FNMA, Ser 2006-112, Cl QA
       5.500%, 04/01/07                                   4,904           4,926

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA, Ser 2006-64, Cl PA
       5.500%, 04/01/07                           $       1,303   $       1,307
   FNMA, Ser 2603, Cl KT
       4.750%, 07/15/14                                   1,543           1,515
   FNMA, Ser 2632, Cl NE
       4.000%, 06/15/13                                   3,812           3,701
   FNMA, Ser 3173, Cl PH
       6.000%, 09/15/27                                   2,548           2,578
   FNMA, Ser 3217, Cl PY
       6.000%, 07/15/29                                   5,022           5,089
   FNMA, Ser 3262, Cl PA
       5.500%, 05/15/29                                   2,181           2,191
   FNMA, Ser 3279, Cl PA
       5.500%, 02/15/23                                   4,625           4,645
   GNMA
       6.000%, 07/15/34 to 07/20/35                      17,277          17,517
   GNMA CMO, Ser 2001-18, Cl WH (F)
       7.784%, 04/20/07                                     419             445
   GNMA CMO, Ser 2002-51, Cl SG (F)
       9.394%, 04/20/07                                     367             408
   GNMA CMO, Ser 2003-58, Cl LG, IO
       5.500%, 05/17/29                                   4,036             282
   GNMA CMO, Ser 2003-86, Cl LC, IO
       5.500%, 10/20/27                                   3,146              91
   GNMA CMO, Ser 2003-86, Cl ZK
       5.000%, 10/20/33                                   8,857           8,191
   GNMA CMO, Ser 2004-80, Cl IP, IO
       5.500%, 07/20/34                                   7,519             579
   GNMA CMO, Ser 2006-3, Cl A
       4.212%, 01/16/28                                     594             582
   GNMA CMO, Ser 8, Cl A
       3.942%, 08/16/25                                     873             854
   GNMA, Ser 2006-33, Cl NA
       5.000%, 01/20/36                                   1,863           1,788
   Small Business Administration,
     Ser 2003-P10A, Cl 1
       4.524%, 02/10/13                                   3,940           3,826
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $444,663) ($ Thousands)                                        444,070
                                                                  --------------
COMMERCIAL PAPER (A) -- 7.5%
FINANCIALS -- 7.5%
   Adirondack, Ser 2005-2
       5.319%, 04/24/07                                  12,162          12,119
   Brahms Funding
       5.314%, 05/14/07                                  15,026          14,929
       5.313%, 04/16/07                                  10,946          10,920
   Buckingham CDO I LLC
       5.320%, 04/25/07                                  11,247          11,206
   Buckingham CDO II LLC
       5.318%, 04/23/07                                  13,987          13,939
   Buckingham CDO III LLC
       5.320%, 04/26/07                                  12,491          12,443


--------------------------------------------------------------------------------
142        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Citius I Funding (K)
       5.320%, 04/26/07                           $       4,865   $       4,846
   Citius II Funding LLC
       5.292%, 04/02/07                                  12,162          12,159
   Davis Square Funding
       5.310%, 04/13/07                                  26,757          26,706
   Elysian Funding LLC (K)
       5.353%, 04/23/07                                   4,378           4,364
   General Electric Finance
       5.252%, 04/19/07                                   4,905           4,892
   Georgetown Funding (K)
       5.316%, 04/20/07                                  29,554          29,467
   KKR Pacific Funding Trust
       5.341%, 04/27/07                                  12,162          12,114
   Mica Funding LLC (K)
       5.316%, 04/20/07                                  12,683          12,646
       5.313%, 04/16/07                                   6,081           6,067
       5.310%, 04/19/07                                   3,937           3,926
       5.294%, 04/05/07                                  13,135          13,126
   Prudential Finance
       5.253%, 04/12/07                                  12,000          11,981
   Rabobank USA Finance
       5.375%, 04/02/07                                  17,220          17,217
   Rhineland Funding Capital (K)
       5.354%, 04/30/07                                   1,170           1,165
       5.332%, 06/06/07                                   4,470           4,426
       5.315%, 05/15/07                                  12,965          12,880
       5.314%, 05/14/07                                   5,175           5,142
   Thornburg Mortgage Capital
     Resource
       5.313%, 04/16/07                                   3,095           3,088
       5.310%, 04/13/07                                   2,919           2,913
       5.309%, 04/12/07                                   6,081           6,070
       5.298%, 04/10/07                                  11,737          11,719
   UBS Finance (K)
       5.271%, 04/02/07                                   8,000           8,000
   Valour Bay Capital LLC
       5.326%, 05/16/07                                  15,203          15,100
       5.324%, 04/18/07                                   5,206           5,193
       5.319%, 04/12/07                                   6,081           6,070
   Zane Funding
       5.369%, 04/24/07                                  11,481          11,440
       5.364%, 04/17/07                                     373             372
                                                                  --------------
Total Commercial Paper
   (Cost $328,643) ($ Thousands)                                        328,645
                                                                  --------------
FOREIGN BONDS -- 0.3%
   Canadian Government (D)
       4.000%, 12/01/31                                     779             976
   Deutsche Bundesrepublik
       3.750%, 01/04/15                                   6,320           8,249

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   ICICI Bank Ltd.
       6.375%, 04/30/22                           $         240   $         238
   Shell International Finance
       5.200%, 03/22/17                                   3,615           3,578
                                                                  --------------
Total Foreign Bonds
   (Cost $12,740) ($ Thousands)                                          13,041
                                                                  --------------

CASH EQUIVALENTS** -- 2.7%
   Evergreen Select Money Market
     Fund, Institutional Class, 5.200%                1,255,581           1,256
   SEI Daily Income Trust
     Prime Obligation Fund,
     Cl A, 5.180%++                                  31,577,916          31,578
   SEI Liquidity Fund LP,
     5.520%++ (K)                                    85,135,392          85,135
                                                                  --------------
Total Cash Equivalents
   (Cost $117,969) ($ Thousands)                                        117,969
                                                                  --------------

CERTIFICATES OF DEPOSIT (K) -- 0.5%
   Barclays Bank (C) (F)
       5.440%, 06/11/07                                   6,081           6,081
   CC USA MTN (C)
       5.520%, 06/18/07                                  12,162          12,162
   JPMorgan Chase (F)
       8.750%, 05/28/07                                   2,152           2,129
   Thornburg Mortgage Capital
     Resource
       5.309%, 04/11/07                                   1,512           1,509
                                                                  --------------
Total Certificates of Deposit
   (Cost $21,852) ($ Thousands)                                          21,881
                                                                  --------------

MASTER NOTE (A) (K) -- 0.1%
   Bear Stearns
       5.558%, 03/31/07                                   3,649           3,649
                                                                  --------------
Total Master Note
   (Cost $3,649) ($ Thousands)                                            3,649
                                                                  --------------

REPURCHASE AGREEMENTS (N) -- 11.4%
   Barclays
     5.340%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $5,812,711
     (collateralized by a U.S.
     Government Obligation, par
     value $5,766,342, 5.600%,
     10/17/13; with total market
     value $5,926,447) (K)                                5,810           5,810


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        143

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Deutsche Bank
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $50,466,425
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $332,636-
     $18,502,353, 0.000%-6.110%,
     05/16/07-10/15/19; with total
     market value $51,452,823) (K)                $      50,444   $      50,444
   Lehman Brothers
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $73,005,727
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $5,281,435-
     $8,897,865, 2.625%-10.351%,
     05/15/07-08/03/18; with total
     market value $74,433,154) (K)                       72,973          72,973
   Lehman Brothers
     5.250%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $48,440,124
     (collateralized by U.S. Government
     Obligation, par value $48,310,000,
     4.875%, 11/18/11; with total
     market value $49,394,560)                           48,426          48,426
   Merrill Lynch
     5.250%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $115,033,542
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $16,280,000-
     $50,000,000, 5.000%-5.375%,
     08/15/07-09/14/07; with total
     market value $117,580,350)                         115,000         115,000
   Nomura
     5.300%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $205,034,353
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $4,100,000-
     $49,570,000, 4.400%-5.750%,
     9/23/11-4/15/14; with total
     market value $208,930,006)                         204,974         204,974
                                                                  --------------
Total Repurchase Agreements
   (Cost $497,627) ($ Thousands)                                        497,627
                                                                  --------------
Total Investments -- 139.1%
   (Cost $6,060,925) ($ Thousands)                                $   6,081,869
                                                                  ==============

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Contracts   ($ Thousands)
--------------------------------------------------------------------------------
WRITTEN OPTIONS -- 0.0%
   June 2007 90-Day Euro$ Future Call,
     Expires 06/18/07, Strike Price $95                    (128)  $          (6)
   June 2007 90-Day Euro$ Future Put,
     Expires 06/18/07, Strike Price $94.75                 (128)            (23)
   February 2007 U.S. 30-Year Treasury Bond
     Put, Expires 02/23/07,
     Strike Price $109                                     (122)            (41)
   June 2007 U.S Ten Year Treasury Note
     Put, Expires 05/25/07,
     Strike Price $108                                     (248)           (163)
   June 2007 U.S. 20-Year Treasury Note
     Put, Expires 05/25/07,
     Strike Price $109*                                    (300)           (103)
   June 2007 U.S. Ten Year Treasury Call,
     Expires 05/25/07, Strike Price $110*                  (102)            (17)
   June 2007 U.S. Ten Year Treasury Call,
     Expires 05/25/07, Strike Price $115*                  (300)            (47)
   June 2007 U.S. Ten Year Treasury Note
     Call, Expires 05/25/07,
     Strike Price $108*                                     (80)            (64)
   June 2007 U.S. Ten Year Treasury Note
     Call, Expires 05/25/07,
     Strike Price $113*                                    (500)           (242)
   June 2007 U.S. Ten Year Treasury Note
     Put, Expires 05/25/07,
     Strike Price $106*                                    (102)            (11)
                                                                  --------------
Total Written Options
   (Premiums Received $(875)) ($ Thousands)                                (717)
                                                                  --------------
SWAPTIONS -- 0.0%
   U.S. Swaption, Citigroup                         (12,070,000)             (1)
   U.S. Swaption, Lehman Brothers                   (14,200,000)             (1)
                                                                  --------------
Total Swaptions
   (Premiums Received $(36)) ($ Thousands)                                   (2)
                                                                  --------------

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                   APPRECIATION
TYPE OF                             NUMBER OF    EXPIRATION      (DEPRECIATION)
CONTRACT                            CONTRACTS          DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                              903      Mar-2008       $         547
90-Day Euro$                               50      Mar-2009                  75
90-Day Euro$                               45      Mar-2010                  59
90-Day Euro$                               (5)     Mar-2011                  (5)
90-Day Euro$                               70      Jun-2007                 (47)
90-Day Euro$                               50      Jun-2008                  70
90-Day Euro$                               50      Jun-2009                  72
90-Day Euro$                               25      Jun-2010                  31
90-Day Euro$                               (5)     Jun-2011                  (5)
90-Day Euro$                            1,613      Sep-2007                 (91)
90-Day Euro$                               50      Sep-2008                  74
90-Day Euro$                               50      Sep-2009                  70
90-Day Euro$                                3      Sep-2010                   1
90-Day Euro$                              345      Dec-2007                 104
90-Day Euro$                             (254)     Dec-2008                (223)
90-Day Euro$                               50      Dec-2009                  67
90-Day Euro$                               11      Dec-2010                   4
Euro-Bund                                 348      Jun-2007                (559)
10-Year Swap                               (2)     Jun-2007                  (1)


--------------------------------------------------------------------------------
144        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                   APPRECIATION
TYPE OF                                 NUMBER OF   EXPIRATION   (DEPRECIATION)
CONTRACT                                CONTRACTS         DATE    ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 5-Year Note                            1,752     Jun-2007    $       1,084
U.S. 2-Year Note                              457     Jun-2007              297
U.S. 10-Year Note                            (991)    Jun-2007              586
U.S. Long Treasury Bond                       111     Jun-2007              (48)
                                                                  -------------
                                                                  $       2,162
                                                                  =============

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                 CURRENCY            CURRENCY      APPRECIATION
MATURITY                       TO DELIVER          TO RECEIVE    (DEPRECIATION)
DATE                          (THOUSANDS)         (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
5/9/07                  EUR         6,375   USD         8,288    $         (211)
5/9/07                  CAD         5,776   USD         4,899              (115)
5/9/07                  USD        17,307   EUR        13,270               383
5/9/07                  USD        16,528   JPY     1,982,542               349
                                                                 --------------
                                                                 $          406
                                                                 ==============

Swaps -- At March 31, 2007, the following Credit Default Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):

---------------------------------------------------------------------------------------------------------
                                                                                          NET UNREALIZED
                                                                               NOTIONAL     APPRECIATION
                                                             EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                        DATE   ($ THOUSANDS)    ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.270% (1.080%
   per annum) times notional amount of Southwest
   Airlines Co., 6.500%, 03/01/12. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                               12/20/11   $       2,125    $           3

Fund pays a quarterly payment of 0.450% (1.800%
   per annum) times notional amount of Lubrizol
   Corp., 7.250%, 06/15/35. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                             12/20/11           2,125               (4)

Fund pays a quarterly payment of 0.690% (2.760%
   per annum) times notional amount of Donnelley
   (R.R.) & Sons, 4.950%, 04/01/14. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)                   12/20/11           2,250              (15)

Fund pays a quarterly payment of 0.200%
   (0.800% per annum) times notional amount
   of PPG Industries, Inc., 7.050%, 08/15/09.
   Upon a defined credit event the Fund
   receives the notional amount and delivers
   the defined obligation.
   (Counterparty: JP Morgan Chase)                             12/20/11           2,250               (1)

Fund pays a quarterly payment of 0.450% (1.800%
   per annum) times notional amount of Lubrizol
   Corp., 7.250%, 06/15/25. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                               12/20/11           2,125                3

Fund pays a quarterly payment of 0.440% (1.760%
   per annum) times notional amount of Autozone,
   Inc., 5.875%, 10/15/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                             12/20/13           2,125              (16)

Fund pays a quarterly payment of 0.475% (1.900%
   per annum) times notional amount of
   Meadwestavaco Corp., 6.850%, 04/01/12. Upon
   a defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                 12/20/11           2,250                1

Fund pays a quarterly payment of 0.460% (1.840%
   per annum) times notional amount of Autozone,
   Inc., 5.875%, 10/15/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                             12/20/11           2,125              (17)

---------------------------------------------------------------------------------------------------------
                                                                                          NET UNREALIZED
                                                                               NOTIONAL     APPRECIATION
                                                             EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                        DATE   ($ THOUSANDS)    ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 1.180% (4.720%
   per annum) times notional amount of Gap, Inc.,
   8.800%, 12/15/08. Upon a defined credit event
   the Fund receives the notional amount and
   delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                             12/20/11   $       2,250    $         (23)

Fund pays a quarterly payment of 0.425% (1.700%
   per annum) times notional amount of Eastman
   Chemical, Inc., 7.600%, 02/01/27. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                 12/20/11           2,250               (4)

Fund pays a quarterly payment of 0.550% (2.200%
   per annum) times notional amount of Black &
   Decker Corp., 7.125%, 06/01/11. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                 12/20/11           2,125              (13)

Fund pays a quarterly payment of 0.190% (0.760%
   per annum) times notional amount of TJX
   Companies, 7.450%, 12/15/09. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                             12/20/11           2,250                2

Fund pays a quarterly payment of 0.220% (0.880%
   per annum) times notional amount of Nucor
   Corp., 4.875%, 10/01/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                             12/20/11           2,125              (11)

Fund pays a quarterly payment of 0.130% (0.520%
   per annum) times notional amount of Lowes
   Companies, Inc., 8.250%, 06/01/10. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)                   12/20/11           2,250                4

Fund pays a quarterly payment of 1.180% (4.720%
   per annum) times notional amount of Gap, Inc.,
   8.800%, 12/15/08. Upon a defined credit event
   the Fund receives the notional amount and
   delivers the defined obligation.
   (Counterparty: Bank of America)                             12/20/11           2,125              (24)

Fund pays a quarterly payment of 0.770% (3.080%
   per annum) times notional amount of Jones
   Apparel Group, 5.125%, 11/15/14. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)                 12/20/11           2,250               14

Fund pays a quarterly payment of 0.140% (0.560%
   per annum) times notional amount of Pitney
   Bowes, Inc. 4.625%, 10/01/12. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                             12/20/13           4,500               (5)

Fund pays a quarterly payment of 0.445% (1.780%
   per annum) times notional amount of Darden
   Restaurants, Inc., 7.125%, 02/01/16. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                 12/20/11           2,250               (8)

Fund pays a quarterly payment of 0.475% (1.900%
   per annum) times notional amount of The
   Limited, Inc., 6.125%, 12/01/12. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                             12/20/11           2,250               (2)

Fund pays a quarterly payment of 0.550% (2.200%
   per annum) times notional amount of Black &
   Decker Corp., 7.125%, 06/01/11. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)                 12/20/11           2,125              (13)

Fund pays a quarterly payment of 0.900% (3.600%
   per annum) times notional amount of MDC
   Holdings, Inc., 5.500%, 05/15/13. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)                   12/20/11           2,250               30


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        145

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007

---------------------------------------------------------------------------------------------------------
                                                                                          NET UNREALIZED
                                                                               NOTIONAL     APPRECIATION
                                                             EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                        DATE   ($ THOUSANDS)    ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.390% (1.560%
   per annum) times notional amount of Hasbro,
   Inc., 2.750%, 12/01/21. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                             12/20/11   $       2,250   $           65

Fund pays a quarterly payment of 0.340% (1.360%
   per annum) times notional amount of Agrium,
   Inc., 8.250%, 02/15/16. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                             12/20/11           2,250              (10)

Fund pays a quarterly payment of 0.338% (1.352%
   per annum) times notional amount of Whirlpool
   Corp., 7.750%, 07/15/16. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                               12/20/11           2,250               22

Fund pays a quarterly payment of 0.450% (1.800%
   per annum) times notional amount of
   Weyerhaeuser Company, 6.750%, 03/15/12.
   Upon a defined credit event the Fund receives
   the notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                 12/20/11           2,125               (4)

Fund pays a quarterly payment of 0.220% (0.880%
   per annum) times notional amount of Nucor
   Corp., 4.875%, 10/01/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                             12/20/11           2,125              (11)

Fund pays a quarterly payment of 0.270% (1.080%
   per annum) times notional amount of Southwest
   Airlines Co., 6.500%, 03/01/12. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                             12/20/11           2,250                3

Fund pays a quarterly payment of 0.390% (1.560%
   per annum) times notional amount of Radian
   Group, Inc., 7.750%, 06/01/11. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                             12/20/13           2,250              (10)

Fund pays a quarterly payment of 0.390% (1.560%
   per annum) times notional amount of Darden
   Restaurants, Inc., 7.125%, 02/01/16. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                 12/20/13           2,125              (12)

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of MGIC
   Investment Corp., 6.000%, 09/15/16. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                 12/20/13           2,125               32

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of PMI
   Group, Inc., 6.000%, 09/15/16. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                             12/20/13           2,125               59

Fund pays a quarterly payment of 0.390% (1.560%
   per annum) times notional amount of Johnson
   Controls, Inc., 7.125%, 07/15/17. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                 12/20/13           2,125              (14)

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of Alcan,
   Inc., 4.875%, 09/15/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                             12/20/13           2,125               (3)

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of Radian
   Group, Inc., 7.750%, 06/01/11. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                             12/20/13           2,125               66

---------------------------------------------------------------------------------------------------------
                                                                                          NET UNREALIZED
                                                                               NOTIONAL     APPRECIATION
                                                             EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                        DATE   ($ THOUSANDS)    ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of PMI
   Group, Inc., 6.000%, 09/15/16. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                             12/20/13   $       2,125   $           59

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of MGIC
   Investment Corp., 6.000%, 03/15/07. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)                 12/20/13           2,125               32

Fund pays a quarterly payment of 0.280% (1.120%
   per annum) times notional amount of Nordstrom,
   Inc., 6.950%, 03/15/28. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                             12/20/13           2,125               (4)

Fund pays a quarterly payment of 0.250% (1.000%
   per annum) times notional amount of Dow
   Chemical, Inc., 6.000%, 10/01/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)                   12/20/13           2,125               14

Fund pays a quarterly payment of 0.730% (2.920%
   per annum) times notional amount of Masco
   Corp., 5.875%, 07/15/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                             12/20/13           2,250               11

Fund pays a quarterly payment of 0.260% (1.040%
   per annum) times notional amount of Dow
   Chemical, Inc., 6.000%, 10/01/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)                 12/20/13           2,125               13

Fund pays a quarterly payment of 0.280% (1.120%
   per annum) times notional amount of Nordstrom,
   Inc., 6.950%, 03/15/28. Upon a defined credit
   event the Fund receives notional amount and
   delivers the defined obligation.
   (Counterparty: Merrill Lynch)                               12/20/13           2,125               (4)

Fund pays a quarterly payment of 0.320% (1.280%
   per annum) times notional amount of Alcan,
   Inc., 4.875%, 09/15/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                             03/20/14           1,800                2

Fund pays a quarterly payment of 0.450% (1.800%
   per annum) times notional amount of
   Weyerhaeuser Company, 6.750%, 03/15/12.
   Upon a defined credit event the Fund receives
   the notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)                   03/20/12           2,125                6

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Bank of America)                             12/20/11         (40,100)             256

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                               12/20/11         (10,875)              72

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                               12/20/11         (40,100)             256

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                               12/20/11          (1,800)               9


--------------------------------------------------------------------------------
146        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

---------------------------------------------------------------------------------------------------------
                                                                                          NET UNREALIZED
                                                                               NOTIONAL     APPRECIATION
                                                             EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                        DATE   ($ THOUSANDS)    ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Bank of America)                             12/20/11   $     (2,125)   $           (5)

Fund receives a monthly payment of 0.640%
   (7.680% per annum) times notional amount of
   ABX.HE.A 07-1Index. Upon a defined credit
   event the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Bank of America)                             08/25/37         (2,000)               28

Fund receives a monthly payment of 0.640%
   (7.680% per annum) times notional amount of
   ABX.HE.A 07-1Index. Upon a defined credit
   event the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: JP Morgan Chase)                             08/25/37         (3,000)              (49)

Fund receives a monthly payment of 0.640%
   (7.680% per annum) times notional amount of
   ABX.HE.A 07-1Index. Upon a defined credit
   event the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Bank of America)                             08/25/37           (500)               (7)

Fund receives a monthly payment of 0.640%
   (7.680% per annum) times notional amount of
   ABX.HE.A 07-1Index. Upon a defined credit
   event the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                               08/25/37         (2,000)              (12)

Fund receives a monthly payment of 0.640%
   (7.680% per annum) times notional amount of
   ABX.HE.A 07-1Index. Upon a defined credit
   event the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                               08/25/37         (2,500)              (39)

Fund receives a monthly payment of 0.440%
   (5.280% per annum) times notional amount of
   ABX.HE.A 06-1Index. Upon a defined credit
   event the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                               05/24/46        (20,000)             (554)

Fund receives a monthly payment of 0.640%
   (7.680% per annum) times notional amount of
   ABX.HE.A 07-1Index. Upon a defined credit
   event the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                               08/25/37         (1,500)              (37)

Fund pays a monthly payment of 1.900% (22.800%
   per annum) times notional amount of GSAMP
   Trust, Ser 2005-HE1, Cl B2, 5.014%, 12/25/34.
   Upon a defined credit event the Fund receives
   notional amount and delivers defined obligation.
   (Counterparty: Citigroup)                                   11/25/34             633               (7)

Fund pays a monthly payment of 1.900% (22.800%
   per annum) times notional amount of ACE
   Securities Corp., Ser 2004-RM2, Cl B1, 5.014%,
   01/25/35. Upon a defined credit event the Fund
   receives notional amount and delivers defined
   obligation. (Counterparty: Citigroup)                       01/25/35             633               (7)

Fund pays a monthly payment of 3.350% (40.200%
   per annum) times notional amount of Aegis
   Asset Backed Securities Trust, Ser 2004-5,
   Cl B3, 6.814%, 12/25/34. Upon a defined credit
   event the Fund receives notional amount and
   delivers defined obligation.
   (Counterparty: Citigroup)                                   12/25/34             633             (186)

Fund pays a monthly payment of 2.050% (24.600%
   per annum) times notional amount of Ameriquest
   Mortgage Securities, Inc., Ser 2004-R6, Cl M3,
   5.464%, 07/25/34. Upon a defined credit event
   the Fund receives notional amount and delivers
   defined obligation. (Counterparty: Citigroup)               07/25/34             633              (61)

Fund pays a monthly payment of 1.950% (23.400%
   per annum) times notional amount of CDC
   Mortgage Capital Trust, Ser 2004-HE3, Cl B2,
   5.264%, 11/25/34. Upon a defined credit event
   the Fund receives notional amount and delivers
   defined obligation. (Counterparty: Citigroup)               11/25/34             633              (37)

---------------------------------------------------------------------------------------------------------
                                                                                          NET UNREALIZED
                                                                               NOTIONAL     APPRECIATION
                                                             EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                        DATE   ($ THOUSANDS)    ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fund pays a monthly payment of 1.900% (22.800%
   per annum) times notional amount of
   Countrywide Asset-Backed Certificates,
   Ser 2004-12, Cl MV8, 5.114%, 11/25/34.
   Upona defined credit event the Fund receives
   notional amount and delivers defined obligation.
   (Counterparty: Citigroup)                                   05/25/34   $         633   $          (12)

Fund pays a monthly payment of 2.050% 24.600%
   per annum) times notional amount of
   Countrywide Asset-Backed Certificates,
   Ser 2004-6, Cl M8, 5.514%, 05/25/34. Upon a
   defined credit event the Fund receives notional
   amount and delivers defined obligation.
   (Counterparty: Citigroup)                                   05/25/34             633               (3)

Fund pays a monthly payment of 2.000% (24.000%
   per annum) times notional amount of
   Countrywide Asset-Backed Certificates,
   Ser 2004-ECC2, Cl M8, 5.464%, 06/25/34.
   Upon a defined credit event the Fund receives
   notional amount and delivers defined obligation.
   (Counterparty: Citigroup)                                   06/25/34           1,056              (15)

Fund pays a monthly payment of 3.000% (36.000%
   per annum) times notional amount of
   Countrywide Asset-Backed Certificates,
   Ser 2004-ECC1, Cl B, 4.814%, 01/25/34.
   Upon a defined credit event the Fund receives
   notional amount and delivers defined obligation.
   (Counterparty: Citigroup)                                   02/25/34           1,056              (57)

Fund pays a monthly payment of 3.050% (36.600%
   per annum) times notional amount of Home
   Equity Asset Trust, Ser 2004-8, Cl B3, 6.414%,
   03/25/35. Upon a defined credit event the Fund
   receives notional amount and delivers defined
   obligation. (Counterparty: Citigroup)                       03/25/34             633             (146)

Fund pays a monthly payment of 2.030% (24.360%
   per annum) times notional amount of Long
   Beach Mortgage Loan Trust, Ser 2004-5, Cl M5,
   5.564%, 06/25/34. Upon a defined credit event
   the Fund receives notional amount and delivers
   defined obligation. (Counterparty: Citigroup)               06/25/34             633              (10)

Fund pays a monthly payment of 2.100% (25.200%
   per annum) times notional amount of Master
   Asset-Backed Securities Trust, Ser 2004-WMC2,
   Cl M5, 5.714%, 06/25/34. Upon a defined credit
   event the Fund receives notional amount and
   delivers defined obligation.
   (Counterparty: Citigroup)                                   06/25/34             633              (16)

Fund pays a monthly payment of 2.050% (24.600%
   per annum) times notional amount of Morgan
   Stanley ABS Equity I, Ser 2004-HE6, Cl B2,
   5.264%, 08/25/34. Upon a defined credit event
   the Fund receives notional amount and delivers
   defined obligation. (Counterparty: Citigroup)               08/25/34             633              (15)

Fund pays a monthly payment of 2.070% (24.840%
   per annum) times notional amount of Morgan
   Stanley ABS Equity I, Ser 2004-NC5, Cl B2,
   5.564%, 05/25/34. Upon a defined credit event
   the Fund receives notional amount and delivers
   defined obligation. (Counterparty: Citigroup)               05/25/34             633               (5)

Fund pays a monthly payment of 2.900% (34.800%
   per annum) times notional amount of New
   Century Home Equity Loan Trust, Ser 2004-4,
   Cl M9, 6.014%, 02/25/35. Upon a defined credit
   event the Fund receives notional amount and
   delivers defined obligation.
   (Counterparty: Citigroup)                                   02/25/35           1,056              (26)

Fund pays a monthly payment of 1.900% (22.800%
   per annum) times notional amount of Residential
   Asset Securities Corporation, Ser 2004-KS10,
   Cl M5, 5.164%, 11/25/34. Upon a defined credit
   event the Fund receives notional amount and
   delivers defined obligation.
   (Counterparty: Citigroup)                                   11/25/34             633              (23)
                                                                                          --------------
                                                                                          $         (495)
                                                                                          ==============


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        147

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

March 31, 2007

Swaps -- At March 31, 2007 the following Total Return Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):

---------------------------------------------------------------------------------------------------------
                                                                                              UNREALIZED
                                                                               NOTIONAL     APPRECIATION
                                                             EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                        DATE   ($ THOUSANDS)    ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
The Fund receives payment on the monthly reset
   spread from Bank of America--CMBS AAA 10Yr
   Index plus 20 basis points times the notional
   amount. The Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counter Party: Bank of America)                            07/31/07   $      21,000   $          (93)

The Fund receives payment on the monthly reset
   spread from Bank of America--CMBS AAA 10Yr
   Index plus 8 basis points times the notional
   amount. The Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment
   period. (Counter Party: Bank of America)                    07/31/07          20,000              (17)

The Fund receives payment on the monthly reset
   spread from Lehman Brothers--CMBS AAA 8.5+
   Index plus 10 basis points times the notional
   amount. The Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counter Party: Wachovia)                                   05/01/07          20,000              (12)

The Fund receives payment on the monthly reset
   spread from Lehman Brothers--CMBS AAA 8.5+
   Index plus 12.5 basis points times the notional
   amount. The Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counter Party: Wachovia)                                   06/01/07          30,000              (17)
                                                                                          --------------
                                                                                          $         (139)
                                                                                          ==============

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $4,371,708 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+     Real Estate Investments Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A)   The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)   Treasury Inflation Index Notes

(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2007. The coupon on a step bond changes on a specified date.

(H) Securities considered illiquid. The total value of such securities as of March 31, 2007 was $7,449 ($ Thousands) and represented 0.17% of Net Assets.

(I)   Security in default on interest payments.

(J) This security or a partial position of this security is on loan at March 31, 2007 (see Note 7). The total value of securities on loan at March 31, 2007 was $730,836 ($ Thousands).

(K) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2007 was $759,532 ($ Thousands).

(L) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(M) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

(N)   Tri-Party Repurchase Agreement.

ABS -- Asset-Back Security

ARM -- Adjustable Rate Mortgage

CAD -- Canadian Dollar

CDO -- Collateralized Debt Obligation

Cl -- Class

CMO -- Collateralized Mortgage Obligation

EUR -- Euro

EXL -- Extendable Maturity

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only

JPY -- Japanese Yen

LLC -- Limited Liability Company

LP -- Limited Partnership

Ltd. -- Limited

MTN -- Medium Term Note

NIM -- Net Interest Margin

PIK -- Payment-in-Kind

PLC -- Public Limited Company

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

USD -- U.S. Dollar

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
148        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

High Yield Bond Fund

March 31, 2007
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS#:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                        19.9%
Financials                                    16.2%
Telecommunication Services                     9.1%
Industrials                                    8.3%
Materials                                      7.9%
Energy                                         6.3%
Short-Term Investments                         6.2%
Loan Participants                              5.7%
Collateralized Loan Obligations                5.0%
Health Care                                    4.9%
Utilities                                      2.9%
Information Technology                         2.7%
Consumer Staples                               2.0%
Collateralized Debt Obligations                1.5%
Preferred Stocks                               0.4%
Certificates of Deposits                       0.3%
Convertible Bond                               0.3%
Asset-Backed Securities                        0.2%
Common Stock                                   0.2%
U.S. Government Agency Obligation              0.0%
Warrants                                       0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 82.8%

CONSUMER DISCRETIONARY -- 22.1%
   AEP Industries
         7.875%, 03/15/13                         $       1,275   $       1,300
   AMF Bowling Worldwide
         10.000%, 03/01/10                                  830             867
   Acco Brands
         7.625%, 08/15/15                                 4,325           4,325
   Adelphia Communications
         10.250%, 06/15/11                                  150             158
   Adelphia Communications, Ser B (C)
         9.500%, 02/15/04                                    25              26
         7.750%, 01/15/09                                   225             233
   Adesa
         7.625%, 06/15/12                                   525             557
   American Casino & Entertainment
         7.850%, 02/01/12                                    50              52
   American Greetings
         7.375%, 06/01/16                                   725             748
   American Real Estate (A)
         7.125%, 02/15/13                                 3,275           3,234
   American Tower
         7.500%, 05/01/12                                   125             130
   Amscan Holdings
         8.750%, 05/01/14                                 1,860           1,827
   Aramark
         8.860%, 02/01/07 (D)                               350             360
         8.500%, 02/01/15 (G)                             4,150           4,316
   Arvinmeritor (G)
         8.750%, 03/01/12                                 1,790           1,848

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Asbury Auto Group (A)
         7.625%, 03/15/17                         $         150   $         150
   Autonation (D)
         7.360%, 04/15/07                                   930             939
   Avis Budget Car Rental (A)
         7.860%, 05/15/07 (D)                               965             984
         7.750%, 05/15/16                                   200             204
   Barrington Broadcasting (A)
         10.500%, 08/15/14                                  550             578
   Boyd Gaming
         8.750%, 04/15/12                                    75              78
         7.750%, 12/15/12                                   100             103
         7.125%, 02/01/16                                 2,475           2,425
         6.750%, 04/15/14                                 1,200           1,197
   Broder Brothers, Ser B
         11.250%, 10/15/10                                1,260           1,285
   Brookstone (G)
         12.000%, 10/15/12                                  730             759
   Brown Shoe
         8.750%, 05/01/12                                 1,250           1,325
   Burlington Coat (G)
         11.125%, 04/15/14                                3,150           3,213
   CBD Media Holdings
         9.250%, 07/15/12                                   500             524
         8.625%, 06/01/11                                   275             283
   CCH I Holdings LLC
         13.500%, 01/15/14 (B)                              400             404
         11.125%, 01/15/14 (A)                              525             491
         11.000%, 10/01/15 (G)                            7,981           8,280
         10.000%, 05/15/14 (G)                              600             536
         9.920%, 04/01/14 (G)                               850             757
   CCH II LLC
         10.250%, 09/15/10                                1,840           1,941
         10.250%, 10/01/13                                  595             650
   CCH II LLC, Ser B
         10.250%, 09/15/10                                  550             580
   CCO Holdings LLC
         8.750%, 11/15/13                                 3,350           3,467
   CSC Holdings
         7.875%, 12/15/07                                   200             202
         7.250%, 07/15/08                                   250             253
   CSC Holdings, Ser B
         8.125%, 08/15/09                                   275             285
   Cablevision Systems, Ser B
         9.870%, 04/03/07 (D)                             1,760           1,866
         8.000%, 04/15/12                                   895             908
   Caesars Entertainment
         8.875%, 09/15/08                                   440             459
         8.125%, 05/15/11                                   225             238
         7.875%, 03/15/10                                   650             679
   Canwest Media (G)
         8.000%, 09/15/12                                   825             854


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        149

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Cinemark (B)
         8.340%, 03/15/14                         $         450   $         412
   Collins & Aikman Floorcovering, Ser B
         9.750%, 02/15/10                                   375             382
   Cornell
         10.750%, 07/01/12                                  500             546
   Couche-Tard US
         7.500%, 12/15/13                                   125             128
   Dana (G)
         6.500%, 03/01/09                                 1,575           1,209
   Del Laboratories
         10.360%, 04/28/07 (D)                              480             497
         8.000%, 02/01/12                                 2,165           2,019
   Delphi
         6.500%, 05/01/09                                    75              84
   Denny's
         10.000%, 10/01/12                                  600             640
   Dex Media
         8.310%, 11/15/13 (B)                             2,900           2,701
         8.000%, 11/15/13                                   150             157
   Dex Media East LLC
         12.125%, 11/15/12                                1,620           1,772
         9.875%, 11/15/09                                   629             657
   DirectTV Holdings
         8.375%, 03/15/13                                 1,815           1,913
         6.375%, 06/15/15                                 3,610           3,429
   Easton-Bell Sports
         8.375%, 10/01/12                                 1,485           1,466
   Echostar DBS
         7.125%, 02/01/16                                 2,934           3,029
         7.000%, 10/01/13                                 2,305           2,374
         6.625%, 10/01/14                                   200             201
         6.375%, 10/01/11                                   325             327
   El Dorado Casino Shreveport PIK (G)
         10.000%, 08/01/12                                1,065           1,022
   Elizabeth Arden
         7.750%, 01/15/14                                 1,225           1,249
   Eye Care Centers of America
         10.750%, 02/15/15                                  700             775
   Federal-Mogul (C)
         18.521%, 01/15/09 (G)                              225             200
         8.370%, 11/15/01                                   325             291
         7.750%, 07/01/06                                    50              45
         7.375%, 01/15/06                                   100              89
         7.120%, 07/01/04                                   100              89
   Festival Fun Park LLC
         10.875%, 04/15/14                                1,906           1,963
   Ford Motor
         9.500%, 09/15/11                                   100             100
         9.215%, 09/15/21                                   350             321
         8.900%, 01/15/32                                   900             788
         8.875%, 01/15/22                                    50              45
         7.450%, 07/16/31 (G)                               394             305
         6.500%, 08/01/18 (G)                             1,170             933

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   French Lick Resorts (A)
         10.750%, 04/15/14                        $       3,958   $       3,325
   Gamestop
         8.000%, 10/01/12                                   966           1,024
   General Motors
         8.375%, 07/15/33 (G)                             6,741           6,050
         8.250%, 07/15/23                                 1,148           1,033
         7.700%, 04/15/16                                   562             523
   General Nutrition Center
         9.788%, 03/15/14                                   650             637
   Goodyear Tire & Rubber
         8.625%, 12/01/11                                   715             769
         7.857%, 08/15/11                                 1,075           1,125
   Great Canadian Gaming (A)
         7.250%, 02/15/15                                   300             302
   Gregg Appliances
         9.000%, 02/01/13                                 2,532           2,659
   Group 1 Automotive
         8.250%, 08/15/13                                   525             545
   Hanesbrand (D)
         8.735%, 06/15/07                                 2,770           2,822
   Harrahs Operating
         8.000%, 02/01/11                                   675             695
   Herbst Gaming
         8.125%, 06/01/12                                 2,286           2,309
         7.000%, 11/15/14                                 1,425           1,375
   Hertz
         8.875%, 01/01/14                                 3,344           3,603
   Hydrochem Industrial (A)
         9.250%, 02/15/13                                   625             641
   Idearc (A)
         8.000%, 11/15/16                                 1,750           1,800
   Inn of the Mountain Gods
         12.000%, 11/15/10                                  275             299
   Isle of Capri Casinos
         9.000%, 03/15/12                                   622             648
         7.000%, 03/01/14                                 1,275           1,249
   Jarden
         7.500%, 05/01/17                                 3,125           3,156
   Jo-Ann Stores (G)
         7.500%, 03/01/12                                   325             314
   LBI Media (B)
         8.065%, 10/15/13                                   675             587
   Lamar Media
         7.250%, 01/01/13                                   350             354
   Lamar Media, Ser B
         6.625%, 08/15/15                                   550             536
   Leslie's Poolmart
         7.750%, 02/01/13                                   550             556
   Lin Televison, Ser B
         6.500%, 05/15/13                                 1,100           1,077
   Lodgenet Entertainment
         9.500%, 06/15/13                                   690             754


--------------------------------------------------------------------------------
150        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   MGM Mirage
         8.375%, 02/01/11                         $       1,950   $       2,052
         6.875%, 04/01/16 (G)                             3,560           3,462
         6.750%, 04/01/13                                   735             729
         5.875%, 02/27/14                                 2,270           2,111
   Majestic Holdings LLC (A) (B)
         8.335%, 10/15/11                                   175             123
   Majestic Star Casino LLC
         9.500%, 10/15/10                                 1,250           1,311
   Majestic Star II
         9.750%, 01/15/11                                 1,750           1,667
   Mandalay Resort Group
         9.375%, 02/15/10                                   575             620
         7.625%, 07/15/13                                   200             199
   Mediacom Broadband LLC (A)
         8.500%, 10/15/15                                   325             332
   Mediacom LLC (G)
         9.500%, 01/15/13                                 3,276           3,378
   Medianews
         6.375%, 04/01/14                                   150             132
   Metaldyne (G)
         10.000%, 11/01/13                                2,027           2,073
   Mohegan Tribal Gaming
         7.125%, 08/15/14                                    50              51
         6.875%, 02/15/15                                 1,325           1,322
         6.125%, 02/15/13                                   250             246
   Momentive Performance (A)
         11.500%, 12/01/16 (G)                            3,175           3,254
         9.750%, 12/01/14                                   800             824
   NPC International
         9.500%, 05/01/14                                   300             311
   Neiman Marcus Group (G)
         10.375%, 10/15/15                                1,089           1,214
   Neiman Marcus Group PIK
         9.000%, 10/15/15                                   250             274
   Nexstar Holdings LLC (B)
         11.375%, 04/01/13                                  700             677
   Pantry
         7.750%, 02/15/14                                 1,050           1,061
   Penhall International (A)
         12.000%, 08/01/14                                2,140           2,311
   Penn National Gaming
         6.875%, 12/01/11                                   950             950
         6.750%, 03/01/15                                 1,170           1,135
   Perry Ellis International, Ser B
         8.875%, 09/15/13                                 1,556           1,595
   Petro Stopping Centers
         9.000%, 02/15/12                                   250             258
   Phillips Van-Heusen
         8.125%, 05/01/13                                   375             394
         7.250%, 02/15/11                                    75              77
   Playtex Products
         8.000%, 03/01/11                                   970           1,014

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pokagon Gaming Authority (A)
         10.375%, 06/15/14                        $         600   $         662
   Polypore International (B)
         10.261%, 10/01/12                                  325             304
   Primedia
         8.875%, 05/15/11                                   725             745
   Quebecor Media
         7.750%, 03/15/16                                 1,075           1,105
   RH Donnelley
         10.875%, 12/15/12                                  800             864
   RH Donnelley, Ser A-1
         6.875%, 01/15/13                                   600             584
         6.875%, 01/15/13                                 1,250           1,216
   RH Donnelley, Ser A-2
         6.875%, 01/15/13                                 1,765           1,716
   RJ Tower (C) (G)
         12.000%, 06/01/13                                  175              13
   Reader's Digest (A)
         9.000%, 02/15/17                                   325             313
   Rental Service (A) (G)
         9.500%, 12/01/14                                 4,170           4,441
   SGS International
         12.000%, 12/15/13                                1,875           1,987
   Sally Holdings LLC (A) (G)
         10.500%, 11/15/16                                1,345           1,382
         9.250%, 11/15/14                                 2,120           2,178
   Sbarro
         10.375%, 02/01/15                                  125             130
   Sealy Mattress
         8.250%, 06/15/14                                 2,656           2,795
   Seneca Gaming
         7.250%, 05/01/12                                   600             604
         7.250%, 05/01/12                                   175             176
   Service
         7.700%, 04/15/09                                   445             463
         7.625%, 10/01/18                                   793             839
         7.375%, 10/01/14                                 1,722           1,791
         7.000%, 06/15/17 (G)                             1,375           1,385
         6.750%, 04/01/15 (A)                               800             799
         6.750%, 04/01/16                                   800             796
         6.500%, 03/15/08                                 1,467           1,474
   Simmons (B)
         12.879%, 12/15/14                                2,625           2,159
   Sinclair Broadcast Group (A) (B)
         4.875%, 07/15/18                                   450             443
   Sonic Automotive, Ser B (G)
         8.625%, 08/15/13                                 2,145           2,231
   Spectrum Brands
         7.375%, 02/01/15                                 3,103           2,482
   Stanadyne Holdings (B)
         8.528%, 02/15/15                                 1,575           1,213
   Stanadyne, Ser 1
         10.000%, 08/15/14                                  450             464


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        151

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Starwood Hotels & Resorts
         7.375%, 05/01/07                         $       1,012   $       1,013
   Station Casinos
         6.875%, 03/01/16                                 3,975           3,642
         6.625%, 03/15/18                                 2,725           2,425
   Steinway Musical Instruments (A)
         7.000%, 03/01/14                                 4,545           4,477
   Stewart Enterprises
         6.250%, 02/15/13                                 1,255           1,217
   Sun Media
         7.625%, 02/15/13                                 2,070           2,101
   Superior Essex Com & Essex Group
         9.000%, 04/15/12                                   654             675
   TDS Investor (A)
         11.875%, 09/01/16 (G)                            1,835           2,012
         9.985%, 06/01/07 (D)                             1,771           1,806
         9.875%, 09/01/14                                    15              16
   TRW Automotive (A)
         7.250%, 03/15/17                                 2,325           2,278
         7.000%, 03/15/14 (G)                             2,025           1,984
   Tenneco Automotive (G)
         8.625%, 11/15/14                                 5,091           5,307
   Titan International (A)
         8.000%, 01/15/12                                 2,450           2,520
   Town Sports International (B)
         4.828%, 02/01/14                                 2,217           1,984
   Turning Stone Casino Entertainment (A)
         9.125%, 12/15/10                                 1,100           1,117
   Turning Stone Resort Casinos (A)
         9.125%, 09/15/14                                   150             154
   Umbrella Acquisition (A)
         9.750%, 03/15/15                                 4,975           4,956
   Unifi
         11.500%, 05/15/14                                  250             248
   United Auto Group (A)
         7.750%, 12/15/16                                 1,800           1,818
   United Components
         9.375%, 06/15/13                                 1,100           1,138
   United Rentals North America
         7.000%, 02/15/14                                   775             773
         6.500%, 02/15/12                                 3,900           3,890
   Universal City Florida (D)
         10.110%, 05/01/07                                4,897           5,050
   Vail Resorts
         6.750%, 02/15/14                                 2,235           2,241
   Vertis (G)
         9.750%, 04/01/09                                   225             229
   Videotron
         6.875%, 01/15/14                                 3,795           3,833
         6.375%, 12/15/15                                    25              25
   Visant Holding (B)
         8.711%, 12/01/13                                 3,896           3,604
   Visteon (G)
         7.000%, 03/10/14                                   975             853

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Warner Music Group
         7.375%, 04/15/14                         $       1,760   $       1,676
   Wynn Las Vegas LLC
         6.625%, 12/01/14                                 2,316           2,293
                                                                  -------------
                                                                        270,069
                                                                  -------------
CONSUMER STAPLES -- 2.2%
   B&G Foods Holding
         8.000%, 10/01/11                                   525             532
   Carrols
         9.000%, 01/15/13                                 1,470           1,499
   Constellation Brands
         7.250%, 09/01/16                                 3,810           3,858
   Dean Foods
         7.000%, 06/01/16                                 1,175           1,179
   Del Monte
         6.750%, 02/15/15                                 1,976           1,954
   Fleming (C)
         10.125%, 04/01/08                                1,053              89
         9.250%, 06/15/10                                   188              16
   Jean Coutu Group
         8.500%, 08/01/14 (G)                               100             108
         7.625%, 08/01/12                                   400             424
   Merisant
         9.500%, 07/15/13                                   350             283
   NBTY
         7.125%, 10/01/15                                 3,026           3,045
   Natural Beef Pack
         10.500%, 08/01/11                                1,652           1,735
   Pilgrim's Pride
         8.375%, 05/01/17                                   310             306
         7.625%, 05/01/15                                   545             544
   Pinnacle Foods LLC
         10.625%, 04/01/17 (A)                              900             885
         9.250%, 04/01/15                                 1,050           1,032
   Playtex Products
         9.375%, 06/01/11                                 2,430           2,512
   Rite Aid
         9.250%, 06/01/13 (G)                             1,025           1,020
         8.625%, 03/01/15                                   700             663
         7.700%, 02/15/27 (G)                               150             125
         7.500%, 01/15/15                                    25              25
         7.500%, 03/01/17                                 1,100           1,086
         6.875%, 08/15/13                                   100              88
         6.875%, 12/15/28 (G)                               375             300
   Stater Brothers Holdings (D)
         8.860%, 06/15/07                                 1,336           1,356
   Visant Holding (G)
         8.750%, 12/01/13                                 1,270           1,324
   Winn-Dixie Pass-Thru Trust (A) (G)
         8.181%, 09/01/24                                   488             415
         7.803%, 09/01/17                                   245             208
                                                                  -------------
                                                                         26,611
                                                                  -------------


--------------------------------------------------------------------------------
152        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 7.0%
   Allis-Chalmers Energy
         9.000%, 01/15/14                         $       4,442   $       4,475
         8.500%, 03/01/17 (A)                               350             345
   Atlas Pipeline Partners
         8.125%, 12/15/15                                   375             386
   Aventine Renew (A)
         10.000%, 04/01/17                                1,100           1,137
   Baytex Energy
         9.625%, 07/15/10                                   350             368
   Brigham Exploratioin
         9.625%, 05/01/14                                   650             647
   Chaparral Energy
         8.875%, 02/01/17 (A)                               700             703
         8.500%, 12/01/15                                 1,812           1,789
   Chesapeake Energy
         7.750%, 01/15/15 (G)                             2,459           2,564
         7.500%, 09/15/13                                   600             627
         7.500%, 06/15/14                                   806             844
         7.000%, 08/15/14                                   324             334
         6.875%, 01/15/16                                   462             468
         6.500%, 08/15/17                                 3,550           3,506
         6.375%, 06/15/15                                    50              50
   Colorado Interstate Gas
         6.800%, 11/15/15                                   125             133
         5.950%, 03/15/15                                   275             277
   Compton Pet Finance
         7.625%, 12/01/13                                   375             367
   Comstock Resources
         6.875%, 03/01/12                                    75              73
   Denbury Resources
         7.500%, 04/01/13                                 2,555           2,581
         7.500%, 12/15/15                                 1,550           1,565
   El Paso
         7.750%, 07/15/11 (A)                               725             771
         7.420%, 02/15/37                                 1,025           1,079
   El Paso MTN
         8.050%, 10/15/30                                   375             426
         7.800%, 08/01/31 (G)                             1,050           1,160
         7.750%, 01/15/32 (G)                             1,050           1,160
   El Paso Production Holdings
         7.750%, 06/01/13                                 2,535           2,649
   Encore Acquisition
         7.250%, 12/01/17                                   550             522
         6.000%, 07/15/15                                   625             556
   Forest Oil
         8.000%, 12/15/11                                   785             818
   Frigstad Discoverer
         11.500%, 02/21/12                                1,000           1,000
   Giant Industries
         8.000%, 05/15/14                                   500             540
   Grant Prideco, Ser B
         6.125%, 08/15/15                                   300             298

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hanover Compressor
         9.000%, 06/01/14                         $       1,700   $       1,840
         7.500%, 04/15/13                                   815             835
   Hanover Equipment Trust, Ser 2001 B
         8.750%, 09/01/11                                 3,260           3,390
   Hilcorp Energy
         9.000%, 06/01/16 (A)                             1,050           1,113
         7.750%, 11/01/15                                 2,300           2,260
   Holly Energy Partners
         6.250%, 03/01/15                                   625             597
   Inergy Finance
         6.875%, 12/15/14                                   525             517
   James River Coal
         9.375%, 06/01/12                                 1,725           1,535
   Markwest Energy, Ser B
         8.500%, 07/15/16                                   200             209
         6.875%, 11/01/14                                 1,500           1,455
   Massey Energy
         6.875%, 12/15/13                                 1,600           1,518
   Newfield Exploration
         6.625%, 04/15/16                                 1,440           1,440
   Northwest Pipeline
         7.000%, 06/15/16                                   225             241
   OPTI Canada (A) (G)
         8.250%, 12/15/14                                 1,860           1,934
   PHI
         7.125%, 04/15/13                                   125             119
   Pacific Energy
         6.250%, 09/15/15                                   100             100
   Parker Drilling
         10.110%, 06/01/07 (D) (G)                        2,778           2,834
         9.625%, 10/01/13                                   236             256
   Peabody Energy (G)
         7.375%, 11/01/16                                 2,775           2,921
   Peabody Energy, Ser B
         6.875%, 03/15/13                                   100             102
   Petrohawk Energy
         9.125%, 07/15/13                                 2,055           2,189
   Plains Exploration (G)
         7.000%, 03/15/17                                   625             628
   Pogo Producing
         7.875%, 05/01/13                                   750             756
         6.875%, 10/01/17                                   175             171
   Pogo Producing, Ser B
         8.250%, 04/15/11                                   773             787
   Pride International
         7.375%, 07/15/14                                   859             880
   Quicksilver Resources
         7.125%, 04/01/16                                 1,625           1,601
   Range Resources
         6.375%, 03/15/15                                   350             345
   Regency Energy Partners (A)
         8.375%, 12/15/13                                 1,850           1,887


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        153

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Sabine Pass LNG LP
         7.500%, 11/30/16                         $       1,500   $       1,511
         7.250%, 11/30/13 (G)                               900             907
   Semgroup (A)
         8.750%, 11/15/15                                 1,290           1,309
   Sesi LLC
         6.875%, 06/01/14                                 1,000             992
   Southern Natural Gas
         7.350%, 02/15/31                                   375             415
   Tesoro
         6.625%, 11/01/15                                   875             886
         6.250%, 11/01/12                                   175             177
   Transcont Gas Pipe
         6.400%, 04/15/16                                   175             180
   Veneco
         8.750%, 12/15/11                                 2,560           2,573
   Whiting Petroleum
         7.000%, 02/01/14                                 1,660           1,618
   Williams
         8.750%, 03/15/32                                   525             605
         8.125%, 03/15/12                                   660             718
         7.750%, 06/15/31                                   500             535
         7.625%, 07/15/19                                   525             571
         6.375%, 10/01/10 (A)                               775             786
   Williams Partners LP (A)
         7.250%, 02/01/17                                 2,105           2,226
   Williams, Ser A (G)
         7.500%, 01/15/31                                   425             450
                                                                  -------------
                                                                         85,137
                                                                  -------------
FINANCIALS -- 11.9%
   AAC Group Holding (B)
         9.210%, 10/01/12                                   860             772
   AAC Group Holding PIK (A) (G)
         12.750%, 10/01/12                                  625             703
   ALH Finance
         8.500%, 01/15/13                                 2,785           2,778
   Ace Cash Express (A)
         10.250%, 10/01/14                                  775             798
   Alamosa Delaware
         8.500%, 01/31/12                                 1,005           1,064
   American General Finance (A) (D) (H)
         5.370%, 04/16/07                                 3,611           3,611
   Arch Western Finance
         6.750%, 07/01/13                                 4,500           4,427
   Armstrong World (G)
         7.450%, 05/15/29                                   525              --
   Ashtead Capital (A)
         9.000%, 08/15/16                                 1,090           1,161
   BCP Crystal Holdings (G)
         9.625%, 06/15/14                                 1,250           1,420
   Bear Stearns EXL (D) (H)
         5.360%, 04/16/07                                 4,433           4,433

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Beazer Homes USA (G)
         6.875%, 07/15/15                         $       2,155   $       1,923
   Cardtronics
         9.250%, 08/15/13                                   150             158
   Choctaw Resort Development Entity (A)
         7.250%, 11/15/19                                 1,066           1,073
   Countrywide Financial MTN (D) (H)
         5.428%, 06/27/07                                 1,494           1,494
   Countrywide Financial MTN,
      Ser A (D) (H)
         5.440%, 05/07/07                                 3,736           3,736
   Credit Suisse First Boston London
      (A) (D) (K)
         0.000%, 06/24/07                                 2,611           2,417
         0.000%, 06/24/07                                 3,849           3,563
   Crystal US Holdings, Ser B (B)
         7.526%, 10/01/14                                   925             859
   Dow Jones CDX HY, Ser 6-T1 (A)
         8.625%, 06/29/11                                 4,000           4,215
   Dow Jones CDX, Ser 7-T1 (G)
         8.375%, 12/29/11                                   500             518
   FTI Consulting
         7.750%, 10/01/16                                 1,275           1,339
         7.625%, 06/15/13                                   425             441
   Felcor Lodging LP
         8.500%, 06/01/11                                   300             321
         7.275%, 04/30/07 (A) (D)                           225             227
   Ford Motor Credit
         9.810%, 04/17/07 (D)                             3,185           3,377
         9.750%, 09/15/10 (A)                             2,312           2,435
         8.110%, 04/13/07 (D)                               475             464
         8.000%, 12/15/16                                 5,450           5,244
         7.375%, 10/28/09                                   825             823
         7.375%, 02/01/11                                   675             664
         7.250%, 10/25/11                                   715             695
         7.000%, 10/01/13 (G)                             6,063           5,636
         6.930%, 04/18/07 (D)                             1,300           1,280
   GMAC LLC
         8.000%, 11/01/31(G)                              5,696           6,107
         7.560%, 04/25/07 (D)                               500             506
         7.000%, 02/01/12                                   100             100
         6.875%, 08/28/12                                 4,795           4,776
         6.750%, 12/01/14 (G)                             5,886           5,786
         6.000%, 12/15/11 (D)                               225             218
   H-Lines Finance Holding (B)
         4.935%, 04/01/13                                   801             761
   Hawker Beechcraft Aquisition (A)
         8.875%, 04/01/15                                   875             905
         8.500%, 04/01/15                                   990           1,028
   Hellas II (A) (D)
         11.115%, 06/21/07                                2,250           2,301


--------------------------------------------------------------------------------
154        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Host Hotels & Resorts LP
         6.875%, 11/01/14                         $       1,190   $       1,208
   Host Marriott+
         7.125%, 11/01/13                                 1,000           1,023
   Host Marriott, Ser M+
         7.000%, 08/15/12                                   400             408
   Host Marriott, Ser O+
         6.375%, 03/15/15                                   475             471
   Host Marriott, Ser Q+
         6.750%, 06/01/16                                 1,630           1,642
   Innophos Investments PIK (A) (D) (G)
         13.380%, 05/16/07                                1,042           1,088
   Ipayment
         9.750%, 05/15/14                                   650             666
   Irish Life & Permanent MTN,
      Ser X (A) (D) (H)
         5.360%, 04/23/07                                 3,312           3,312
   Islandsbanki (A) (D) (H)
         5.369%, 04/09/07                                 3,736           3,736
   Jackson National Life Funding
      (A) (D) (H)
         5.320%, 04/02/07                                 5,479           5,479
   K&F Acquisition
         7.750%, 11/15/14                                   500             531
   Lehman Brothers Holdings MTN
         11.000%, 11/07/16                                1,132           1,171
   Marlin Water Trust II (C)
         6.310%, 07/15/03                                 4,200             630
   Medimedia USA (A)
         11.375%, 11/15/14                                  775             815
   Morgan Stanley EXL (D) (H)
         5.380%, 04/04/07                                   872             872
   Morgan Stanley EXL, Ser S (D) (H)
         5.340%, 04/03/07                                 1,245           1,245
   NSG Holdings LLC
         7.750%, 12/15/25                                   475             496
   Nationwide Building Society (A) (D) (H)
         5.410%, 06/28/07                                 1,370           1,370
         5.349%, 04/09/07                                 2,491           2,491
   Nielsen Finance LLC (A)
         10.000%, 08/01/14                                1,425           1,553
         9.550%, 08/01/16 (B) (G)                         1,175             823
   Noble Group (A)
         6.625%, 03/17/15                                 1,050             990
   Northern Rock (A) (D) (H)
         5.360%, 04/03/07                                 2,565           2,565
   Omega Healthcare Investors+
         7.000%, 01/15/16                                 1,300           1,313
   Orascom Telecom Finance
         7.875%, 02/08/14                                   275             271
   PNA Intmed Holding (D)
         12.360%, 05/15/07                                  500             513
   PXRE Capital Trust 1
         8.850%, 02/01/27                                   900             914

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Premium Asset Trust, Ser 2004-10
      (A) (D) (H)
         5.380%, 04/16/07                         $       3,487   $       3,487
   Rouse LP + (A)
         6.750%, 05/01/13                                 1,590           1,620
   SLM EXL, Ser S (A) (D) (H)
         5.320%, 04/16/07                                 2,740           2,740
   Seitel Acquisition
         9.750%, 02/15/14                                 1,025           1,038
   Senior Housing Properties+
         7.875%, 04/15/15                                   671             708
   Skandinav Enskilda Bank (A) (D) (H)
         5.320%, 04/18/07                                 2,740           2,739
   Snoqualmie Enterprises Authority
         9.150%, 08/01/07 (D)                               300             305
         9.125%, 02/01/15 (G)                             1,100           1,134
   Stanfield Victoria LLC MTN (A) (H)
         5.445%, 06/11/07                                 2,491           2,490
   Trustreet Properties+
         7.500%, 04/01/15                                 1,000           1,089
   Ventas Realty+
         7.125%, 06/01/15                                    75              79
         6.750%, 04/01/17                                   850             880
         6.625%, 10/15/14                                   375             383
   WMG Holdings (B)
         6.244%, 12/15/14                                 1,835           1,404
   Yankee Acquisition (G)
         9.750%, 02/15/17                                   400             405
         8.500%, 02/15/15                                 1,050           1,063
                                                                  -------------
                                                                        145,717
                                                                  -------------
HEALTH CARE -- 5.5%
   Advanced Mecial Optics
         7.500%, 05/01/17                                   575             579
   Bio-Rad Laboratories
         7.500%, 08/15/13                                   175             180
         6.125%, 12/15/14                                   850             824
   Biovail
         7.875%, 04/01/10                                 3,767           3,841
   CRC Health
         10.750%, 02/01/16                                1,725           1,889
   Cooper
         7.125%, 02/15/15                                 2,090           2,121
   Encore Medical Finance (A)
         11.750%, 11/15/14                                1,300           1,332
   Fresenius Medical Capital Trust II
         7.875%, 02/01/08                                 1,830           1,853
   Fresenius Medical Capital Trust IV
         7.875%, 06/15/11                                   790             829
   Genesis Healthcare
         8.000%, 10/15/13                                 1,300           1,381


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        155

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   HCA
         9.250%, 11/15/16 (A)                     $      10,250   $      11,057
         9.125%, 11/15/14 (A)                               855             914
         8.750%, 09/01/10                                   135             142
         6.750%, 07/15/13                                   615             567
         6.500%, 02/15/16 (G)                             2,500           2,128
   HCA PIK (A)
         9.625%, 11/15/16                                 4,325           4,671
   Iasis Healthcare
         8.750%, 06/15/14                                   475             492
   Kinetic Concepts
         7.375%, 05/15/13                                   293             303
   MQ Associates (B) (G)
         4.170%, 08/15/12                                   201              81
   Medcath Holdings
         9.875%, 07/15/12                                   431             467
   Norcross Safety Products, Ser B
         9.875%, 08/15/11                                 1,315           1,394
   Polypore (G)
         8.750%, 05/15/12                                   225             232
   Primedia (D)
         10.735%, 05/15/07                                1,650           1,708
   Res-care
         7.750%, 10/15/13                                   675             688
   Select Medical
         11.080%, 09/29/07 (D)                              600             576
         7.625%, 02/01/15                                 2,970           2,673
   Sun Healthcare Group (A)
         9.125%, 04/15/15                                   375             384
   Tenet Healthcare (G)
         9.875%, 07/01/14                                 3,925           3,964
         9.250%, 02/01/15                                 4,641           4,595
   Triad Hospitals
         7.000%, 05/15/12                                   855             887
         7.000%, 11/15/13                                 3,675           3,836
   US Oncology Holdings
         10.750%, 08/15/14                                5,624           6,271
         10.580%, 09/15/07 (D)                            2,532           2,583
         9.797%, 03/15/12 (A)                               650             657
         9.000%, 08/15/12                                   675             721
                                                                  --------------
                                                                         66,820
                                                                  --------------
INDUSTRIALS -- 9.2%

   AGY Holdings (A)
         11.000%, 11/15/14                                  850             884
   Acih (A) (B) (G)
         6.030%, 12/15/12                                 1,175             987
   Ahern Rentals
         9.250%, 08/15/13                                 1,250           1,304
   Ainsworth Lumber
         7.250%, 10/01/12                                   450             332
         6.750%, 03/15/14 (G)                               450             308

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Aleris International
         10.000%, 12/15/16                        $       1,150   $       1,202
   Alliant Techsystems
         6.750%, 04/01/16                                   575             576
   Allied Waste North America (G)
         7.250%, 03/15/15                                   610             622
         6.125%, 02/15/14                                 2,585           2,514
   Allied Waste North America, Ser B (G)
         7.375%, 04/15/14                                   340             345
   American Airlines, Ser 01-1
         7.379%, 05/23/16                                   122             121
   American Axle & Manufacturing
         7.875%, 03/01/17                                   350             349
   American Railcar
         7.500%, 03/01/14                                 1,175           1,207
   Ames True Temper
         10.000%, 07/15/12                                1,375           1,334
         9.360%, 04/15/07 (D)                             1,345           1,375
   Associated Materials (B)
         14.390%, 03/01/14                                  375             263
   Baker & Taylor (A)
         11.500%, 07/01/13                                  950             988
   Baldor Electric
         8.625%, 02/15/17                                 1,220           1,290
   Basell (A) (G)
         8.375%, 08/15/15                                 1,640           1,710
   Belden CDT
         7.000%, 03/15/17                                 1,320           1,346
   Buffalo Thunder Development
      Authority (A)
         9.375%, 12/15/14                                 2,600           2,652
   Buhrmann US
         8.250%, 07/01/14                                 1,750           1,768
         7.875%, 03/01/15 (G)                               625             625
   Builders Firstsource (D) (G)
         9.610%, 05/16/07                                 1,200           1,218
   Chart Industries (A)
         9.125%, 10/15/15                                   325             340
   Continental Airlines, Ser RJ04
         9.558%, 09/01/19                                     3               3
   Corrections Corp of America
         6.750%, 01/31/14                                   450             458
         6.250%, 03/15/13                                 2,852           2,852
   D R Horton
         5.625%, 09/15/14                                 1,090           1,036
   DRS Technologies
         7.625%, 02/01/18 (G)                               575             598
         6.875%, 11/01/13                                   150             152
         6.625%, 02/01/16                                 1,000           1,010
   Dayton Superior
         13.000%, 06/15/09                                1,532           1,568


--------------------------------------------------------------------------------
156        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Delta Air Lines (C) (G)
       8.300%, 12/15/29                           $         575   $         323
   Delta Air Lines, Ser 2002-1, Cl C (C)
       7.779%, 01/02/12                                     881             893
   Dex Media West, Ser B
       9.875%, 08/15/13                                   2,465           2,690
   Education Management LLC
       10.250%, 06/01/16                                  2,225           2,414
   Esco (A)
       9.230%, 06/15/07 (D)                                 150             156
       8.625%, 12/15/13                                     740             784
   Fastentech
       11.500%, 05/01/11                                  1,826           1,938
   General Cable (G)
       7.125%, 04/01/17                                     480             483
   Gulfmark Offshore
       7.750%, 07/15/14                                     875             888
   Harvest Operations
       7.875%, 10/15/11                                     375             360
   Horizon Lines LLC
       9.000%, 11/01/12                                     855             898
   Indalex Holding, Ser B
       11.500%, 02/01/14                                  1,225           1,268
   Interface
       9.500%, 02/01/14                                     275             299
   Interline Brands
       8.125%, 06/15/14                                   1,090           1,125
   Iron Mountain
       8.625%, 04/01/13                                     747             769
       7.750%, 01/15/15                                     420             428
       6.625%, 01/01/16                                   3,200           3,088
   J.B. Poindexter (G)
       8.750%, 03/15/14                                     425             396
   K Hovnanian Enterprises
       8.625%, 01/15/17 (G)                               1,920           1,853
       7.500%, 05/15/16                                     450             420
       6.250%, 01/15/16                                   1,075             922
   L-3 Communications
       5.875%, 01/15/15                                   5,331           5,178
   L-3 Communications, Cl B
       6.375%, 10/15/15                                   2,239           2,219
   Language Line
       11.125%, 06/15/12                                    100             106
   Maax (G)
       9.750%, 06/15/12                                     875             599
   Meritage Homes
       7.000%, 05/01/14                                   1,225           1,156
       6.250%, 03/15/15                                     850             767
   Michaels Stores (A)
       11.375%, 11/01/16 (G)                                945           1,018
       10.000%, 11/01/14                                  1,253           1,341
   Millar Western Forest
       7.750%, 11/15/13                                   1,305           1,188

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Mobile Services Group (A)
       9.750%, 08/01/14                           $         450   $         476
   NCL (D)
       10.625%, 07/15/07                                    500             495
   NTK Holdings (G) (I)
       11.930%, 03/01/14                                    100              73
   Nebraska Book
       8.625%, 03/15/12                                     250             252
   Nortek
       8.500%, 09/01/14                                   1,325           1,289
   North American Energy Partner
       8.750%, 12/01/11                                     250             255
   Northwest Airlines (C)
       10.000%, 02/01/09 (G)                                750             634
       8.875%, 06/01/06 (G)                               1,575           1,327
       7.875%, 03/15/08 (G)                                 175             148
       7.625%, 11/15/23                                   1,200           1,011
   Nutro Products (A) (D)
       9.400%, 04/15/07                                   1,025           1,056
   Open Solutions
       9.750%, 02/01/15                                   3,345           3,445
   Park-Ohio Industries
       8.375%, 11/15/14                                     800             784
   Ply Gem
       9.000%, 02/15/12                                     350             304
   Propex Frabics
       10.000%, 12/01/12                                    225             196
   Quality Distributors
       9.000%, 11/15/10                                     825             792
   Quebecor World Capital (A) (G)
       8.750%, 03/15/16                                   2,715           2,749
   RBS Global & Rexnord
       11.750%, 08/01/16 (A)                              1,000           1,074
       9.500%, 08/01/14                                     910             946
       8.875%, 09/01/16                                     900             909
   Rainbow National Services LLC (A)
       10.375%, 09/01/14                                    525             587
       8.750%, 09/01/12                                   1,485           1,580
   Southern States Cooperative (A)
       10.500%, 11/01/10                                    408             433
   Stallion Oilfield Services
       9.750%, 02/01/15                                   1,975           2,010
   Sunstate Equipment (A)
       10.500%, 04/01/13                                  1,010           1,071
   Super Value
       7.500%, 11/15/14                                     875             912
   Tech Olympic USA (G)
       10.375%, 07/01/12                                    620             468
   Tembec Industries
       8.625%, 06/30/09                                   1,075             759
       8.625%, 06/30/09 (G)                                 575             406
   Terex
       7.375%, 01/15/14                                   2,033           2,094


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        157

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Transdigm
       7.750%, 07/15/14                           $       1,775   $       1,833
   Tube City IMS
       9.750%, 02/01/15                                     800             832
   UCAR Finance
       10.250%, 02/15/12                                    988           1,037
   UCI Holdco PIK (A)
       12.365%, 06/15/07                                    720             715
   United Air Lines (C)
       9.125%, 01/15/12                                   1,075               8
   United Air Lines, Ser 01-1
       6.201%, 09/01/08                                   1,071           1,079
   United Air Lines, Ser 95A2
       9.560%, 10/19/18                                     807             466
   United Air Lines, Ser A (C)
       10.670%, 05/01/04                                    525               4
   United Airlines, Ser 95A1
       9.020%, 04/19/12                                     514             297
   Vanguard Health Holdings I
       8.678%, 10/01/15                                     250             203
   Vanguard Health Holdings II
       9.000%, 10/01/14                                   1,725           1,747
   Visant
       7.625%, 10/01/12                                   2,285           2,325
   Wimar Opco LLC
       9.625%, 12/15/14                                   3,950           3,965
                                                                  --------------
                                                                        112,350
                                                                  --------------
INFORMATION TECHNOLOGY -- 3.0%
   Activant Solution (G)
       9.500%, 05/01/16                                   2,025           1,995
   Advanced Micro Devices
       7.750%, 11/01/12                                     647             654
   Compagnie Generale de Geophysique
       7.750%, 05/15/17                                   1,605           1,673
       7.500%, 05/15/15                                   1,500           1,545
   Freescale Semiconductor (A)
       10.125%, 12/15/16 (G)                              2,785           2,792
       9.230%, 06/15/07 (D) (G)                             275             274
       8.875%, 12/15/14                                   1,445           1,447
   Freescale Semiconductor PIK (A)
       9.125%, 12/15/14                                   3,900           3,871
   Magnachip Semiconductor
       8.605%, 06/15/07 (D)                                 175             150
       8.000%, 12/15/14 (D) (G)                             300             187
       6.875%, 12/15/11r (G)                                550             451
   NXP Funding LLC (A)
       9.500%, 10/15/15 (G)                               4,305           4,445
       7.875%, 10/15/14                                   2,100           2,168
   SS&C Technologies (A) (G)
       11.750%, 12/01/13                                  1,260           1,408
   Sensata Technologies (G)
       8.000%, 05/01/14                                   1,645           1,635

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Smart Modular (D)
       10.860%, 04/01/07                          $         670   $         710
   Sungard Data Systems (G)
       10.250%, 08/15/15                                  7,155           7,808
   UGS
       10.000%, 06/01/12                                    890             974
   UGS Capital PIK (A) (D)
       10.348%, 06/15/07                                  2,535           2,579
   Viasystems
       10.500%, 01/15/11                                    400             402
                                                                  --------------
                                                                         37,168
                                                                  --------------
MATERIALS -- 8.7%
   AK Steel
       7.875%, 02/15/09 (G)                               1,525           1,525
       7.750%, 06/15/12                                   2,184           2,219
   Abitibi-Consolidated
       8.550%, 08/01/10                                     375             380
   Appleton Papers
       8.125%, 06/15/11                                     425             437
   Appleton Papers, Ser B
       9.750%, 06/15/14                                   1,150           1,187
   Ball
       6.875%, 12/15/12                                     355             359
   Berry Plastics Holding (G)
       8.875%, 09/15/14                                     150             153
   Bowater
       9.500%, 10/15/12                                     500             510
   Bowater Canada Finance
       7.950%, 11/15/11                                     600             583
   Bway
       10.000%, 10/15/10                                    674             707
   Cascades
       7.250%, 02/15/13                                     655             655
   Catalyst Paper
       7.375%, 03/01/14                                     455             440
   Catalyst Paper, Ser D
       8.625%, 06/15/11                                   1,708           1,734
   Claymont Steel
       8.875%, 02/15/15                                     275             274
   Crown Americas
       7.750%, 11/15/15                                   1,789           1,861
   Crown Cork & Seal
       8.000%, 04/15/23                                   2,150           2,107
   Domtar
       9.500%, 08/01/16                                     275             308
       7.125%, 08/15/15 (G)                               1,775           1,766
   Equistar Chemical
       10.625%, 05/01/11                                  1,773           1,871
       10.125%, 09/01/08                                  1,772           1,865
   FMG Finance (A)
       10.625%, 09/01/16 (G)                              3,615           4,157
       10.000%, 09/01/13                                    400             435


--------------------------------------------------------------------------------
158        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Freeport-McMoRan Copper & Gold
       10.125%, 02/01/10                          $         841   $         885
   Freeport-McMoRan, Copper & Gold
       8.564%, 04/01/15                                     150             158
       8.375%, 04/01/17                                   5,250           5,677
   Georgia Gulf (G)
       7.125%, 12/15/13                                     300             276
   Georgia-Pacific
       8.125%, 05/15/11                                     865             908
       8.000%, 01/15/24                                   1,250           1,256
       7.700%, 06/15/15                                   2,020           2,070
       7.125%, 01/15/17 (A)                               1,015           1,018
       7.000%, 01/15/15 (A)                               1,650           1,658
   Graham Packaging (G)
       9.875%, 10/15/14                                   2,410           2,458
   Griffin Coal Mining (A) (G)
       9.500%, 12/01/16                                   2,725           2,875
   Huntsman International LLC (A)
       7.875%, 11/15/14                                   1,355           1,401
   Huntsman LLC
       11.500%, 07/15/12                                  1,130           1,263
       5.000%, 02/16/08                                       1              25
   Ineos Group Holdings PLC (A) (G)
       8.500%, 02/15/16                                   4,380           4,194
   Innophos
       8.875%, 08/15/14                                     550             569
   Intertape Polymer
       8.500%, 08/01/14                                     275             245
   Lyondell Chemical
       10.875%, 05/01/09 (G)                              1,924           1,934
       10.500%, 06/01/13                                  1,620           1,774
       8.250%, 09/15/16                                   2,750           2,942
       8.000%, 09/15/14                                   1,958           2,051
   Macdermid
       6.750%, 04/15/17                                   1,420           1,450
   Massey Energy
       6.625%, 11/15/10                                     813             821
   Metals USA Holding PIK
       11.365%, 06/22/07                                  1,125           1,102
   Methanex
       6.000%, 08/15/15                                     175             168
   Mosaic (A)
       7.625%, 12/01/16                                   1,975           2,084
       7.375%, 12/01/14                                     350             365
   Mosaic Global Holdings (A)
       7.300%, 01/15/28                                     350             327
   Nalco
       8.875%, 11/15/13 (G)                               1,580           1,679
       7.750%, 11/15/11                                   2,035           2,086
   Neenah (A)
       9.500%, 01/01/17                                     475             475

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Newark Group
       9.750%, 03/15/14                           $         775   $         808
   Novelis (B)
       7.250%, 08/15/07                                   2,740           2,898
   Owens-Brockway Glass
       8.875%, 02/15/09                                     175             179
       8.250%, 05/15/13                                   4,745           4,947
       6.750%, 12/01/14 (G)                                 350             346
   Owens-Illinois
       7.350%, 05/15/08                                   2,250           2,261
   P H Glatfelter
       7.125%, 05/01/16                                   1,705           1,731
   PNA Group (A)
       10.750%, 09/01/16                                  1,325           1,424
   Packaging Dynamics (A)
       10.000%, 05/01/16                                  3,045           3,136
   Polyone
       10.625%, 05/15/10                                  1,700           1,793
       8.875%, 05/01/12 (G)                               2,570           2,583
   Reichold Industries (A)
       9.000%, 08/15/14                                   2,049           2,100
   Rockwood Specialties Group (A)
       7.500%, 11/15/14                                   1,580           1,604
   Solo Cup (G)
       8.500%, 02/15/14                                   1,200           1,021
   Solutia (C)
       11.250%, 07/15/09                                  1,050           1,066
       7.375%, 10/15/27 (G)                                 350             332
       6.720%, 10/15/37                                      75              71
   Steel Dynamics
       9.500%, 03/15/09                                     545             557
       9.500%, 03/15/09 (G)                               1,638           1,675
   Stelco (D)
       10.870%, 03/31/16                                    425             445
   Terra Capital
       7.000%, 02/01/17                                   2,755           2,741
   Vitro
       9.125%, 02/01/17                                   1,190           1,220
                                                                  --------------
                                                                        106,665
                                                                  --------------
TELECOMMUNICATION SERVICES -- 10.0%
   American Cellular, Ser B
       10.000%, 08/01/11                                    403             427
   American Tower
       7.125%, 10/15/12                                   1,840           1,895
   Axtel
       5.625%, 02/01/17                                   1,605           1,581
   Centennial Communications
       11.110%, 04/01/07 (D)                                100             105
       10.750%, 12/15/08 (G)                                261             262
       10.125%, 06/15/13 (G)                              2,545           2,749
        8.125%, 02/01/14 (G)                              2,400           2,478


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        159

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Cincinnati Bell
       8.375%, 01/15/14 (G)                       $       1,955   $       1,999
       7.250%, 07/15/13                                   2,150           2,231
   Citizens Communications
       9.250%, 05/15/11                                   1,775           1,979
       6.250%, 01/15/13                                     685             680
   Consolidated Communication Holdings
       9.750%, 04/01/12                                   3,189           3,376
   Cricket Communications I (A) (G)
       9.375%, 11/01/14                                   4,930           5,226
   Digicel Group Ltd. (G)
       9.125%, 01/15/15                                   1,050           1,005
       8.875%, 01/15/15                                   1,150           1,115
   Digicel Ltd. (A)
       9.250%, 09/01/12                                   2,000           2,110
   Dobson Cellular Systems
       9.875%, 11/01/12                                     380             414
       8.375%, 11/01/11 (G)                                 250             265
   Dobson Communications
       9.610%, 04/15/07 (D)                                 840             864
       8.875%, 10/01/13 (G)                               3,505           3,610
   Embarq
       7.082%, 06/01/16                                   1,175           1,198
   GCI
       7.250%, 02/15/14                                   1,525           1,525
   Hawaiian Telecom Communications,
     Ser B (G)
       9.750%, 05/01/13                                     700             724
   Horizon PCS
       11.375%, 07/15/12                                  1,630           1,805
   IPCS
       11.500%, 05/01/12                                  1,060           1,166
   Insight Communications (B)
       12.250%, 02/15/11                                  1,500           1,567
   Intelsat (A)
       9.000%, 06/15/16                                     475             523
   Intelsat Bermuda Ltd.
       11.250%, 06/15/16 (A)                              2,730           3,099
       9.250%, 06/15/16 (A)                                 578             640
       8.872%, 07/15/07 (D)                               2,975           3,034
   Intelsat Intermediate
       9.375%, 02/01/15                                   4,955           4,113
   Intelsat Ltd.
       6.500%, 11/01/13                                   1,025             905
   Intelsat Sub Holdings Ltd.
       8.625%, 01/15/15                                     700             749
   Level 3 Financing
       9.250%, 11/01/14 (A)                              10,060          10,337
       9.150%, 02/15/15                                     125             126
       8.750%, 02/15/17                                     350             353
   Lucent Technologies
       6.450%, 03/15/29                                     700             632

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   MetroPCS Wireless
       9.250%, 11/01/14                           $       4,850   $       5,129
   NTL Cable PLC
       9.125%, 08/15/16                                     300             317
       8.750%, 04/15/14                                     875             910
   Nordic Telephone (A)
       8.875%, 05/01/16                                   3,180           3,403
   Nortel Networks (A) (D)
       9.610%, 04/15/07                                     400             428
   Primus Telecommunications (G)
       8.000%, 01/15/14                                   1,925           1,249
   Qwest
       8.875%, 03/15/12                                   2,195           2,425
       8.610%, 06/15/07 (D)                               1,296           1,413
       7.875%, 09/01/11                                     300             319
       7.625%, 06/15/15                                     832             888
       7.500%, 10/01/14                                   1,355           1,430
       7.250%, 09/15/25                                     875             902
       7.250%, 10/15/35                                   1,050           1,047
   Qwest Capital Funding
       7.900%, 08/15/10                                     150             156
   Qwest Communications International
       8.860%, 05/11/07 (D)                               4,364           4,408
       7.500%, 02/15/14                                     550             566
       7.250%, 02/15/11                                     125             128
   Qwest Communications International,
     Ser B (G)
       7.500%, 02/15/14                                   4,020           4,141
   Rogers Wireless
       8.485%, 06/15/07 (D)                               1,651           1,684
       8.000%, 12/15/12                                     750             795
       7.250%, 12/15/12                                     250             267
       6.375%, 03/01/14                                   1,085           1,112
   Rural Cellular
       9.750%, 01/15/10                                     275             283
       8.250%, 03/15/12                                   2,315           2,419
   Securus Technologies (G)
       11.000%, 09/01/11                                    100              99
   Syniverse Technologies, Ser B
       7.750%, 08/15/13                                     150             147
   Telenet Group Holdings (A) (B)
       8.588%, 06/15/14                                   1,071           1,004
   Triton
       8.500%, 06/01/13                                   1,625           1,674
   US Unwired, Ser B
       10.000%, 06/15/12                                    450             491
   West (A)
       11.000%, 10/15/16 (G)                                650             686
       9.500%, 10/15/14                                   4,895           5,066
   Wind Acquisitions Finance (A)
       10.750%, 12/01/15                                  2,445           2,800


--------------------------------------------------------------------------------
160        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Windstream
       8.625%, 08/01/16                           $       6,640   $       7,262
       8.125%, 08/01/13                                     240             260
       7.000%, 03/15/19                                     825             825
                                                                  --------------
                                                                        123,000
                                                                  --------------
UTILITIES -- 3.2%
   AES
       9.375%, 09/15/10                                     775             843
       9.000%, 05/15/15 (A)                                 675             721
       8.875%, 02/15/11                                   1,485           1,596
       7.750%, 03/01/14                                   1,075           1,129
   Aquila
       14.875%, 07/01/12                                  1,100           1,433
       9.000%, 11/15/21                                     629             642
       8.000%, 03/01/23                                   3,535           3,610
   Calpine Generating (C) (D)
       14.370%, 04/01/07                                  1,600           1,696
   Midwest Generation LLC
       8.750%, 05/01/34                                   1,640           1,779
   Mirant
       7.900%, 07/15/09                                      50               2
       7.400%, 07/15/04 (C) (G)                             450              16
       5.750%, 07/15/07 (G)                               1,150              40
   Mirant Americas
       9.125%, 05/01/31 (G)                               1,353           1,441
       8.500%, 10/01/21                                   4,472           4,539
       8.300%, 05/01/11                                     575             589
   Mirant Noth America
       7.375%, 12/31/13                                   2,150           2,204
   NRG Energy
       7.375%, 02/01/16                                   3,620           3,720
       7.375%, 01/15/17                                   6,440           6,609
       7.250%, 02/01/14                                   1,080           1,107
   Pacific Energy Partners
       7.125%, 06/15/14                                     225             235
   Reliant Energy
       9.250%, 07/15/10                                   2,250           2,371
   Sierra Pacific Resources
       7.803%, 06/15/12                                     450             476
   Southern Natural Gas
       8.875%, 03/15/10                                     375             392
   TXU, Ser P (G)
       5.550%, 11/15/14                                     600             531
   TXU, Ser R
       6.550%, 11/15/34                                     150             126
   Tenaska Alabama (A)
       7.000%, 06/30/21                                   1,094           1,101
                                                                  --------------
                                                                         38,948
                                                                  --------------
Total Corporate Obligations
   (Cost $993,401) ($ Thousands)                                      1,012,485
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
LOAN PARTICIPATIONS -- 6.5%

FINANCIALS -- 6.5%
   Affinion
       11.660%, 03/01/12                          $         900   $         878
   Amkor Technology
       9.860%, 10/27/10                                   1,500           1,553
   Aramark
       7.470%, 06/30/07                                     537             539
       7.445%, 05/26/07                                      38              38
   Boston Generating
       9.600%, 06/19/14                                     500             512
       9.570%, 06/18/14                                   1,000           1,024
       9.570%, 06/21/14                                     700             717
       7.600%, 12/19/13                                   2,000           2,015
       12.350%, 12/21/16                                    150             163
   CCFC
       11.320%, 08/26/09                                  2,068           2,141
   Cebridge
       11.380%, 05/05/14                                    750             778
       11.371%, 05/05/14                                  3,725           3,861
   Century Cable
       10.250%, 06/30/09                                      3               3
   Charter
       8.125%, 03/01/14                                     500             499
   Cooper Standard
       7.875%, 12/23/11                                   2,228           2,234
   Delphi
       8.125%, 12/31/07                                   3,950           3,961
   Ford Term Loan
       8.360%, 12/12/13                                     675             677
   Georgia Pacific
       7.340%, 02/14/13                                   1,366           1,373
   Green Valley
       8.560%, 08/16/14                                     225             227
       7.310%, 02/16/14                                     217             217
   HCA, Ser B
       7.614%, 11/15/14                                   2,500           2,522
   Hawkeye Renewables
       9.320%, 06/30/12                                   2,243           2,179
   Idearc, Ser B
       7.320%, 11/15/14                                   3,500           3,519
   Intelsat Bermuda (I)
       7.860%, 02/02/14                                   1,875           1,877
   Kelson
       8.125%, 03/01/14                                   3,125           3,073
       6.570%, 03/16/13                                     375             374
   LSP General Finance
       8.864%, 04/13/13                                   2,000           2,017
   Level 3 Term Loan
       7.570%, 12/01/11                                     750             754
   Murray
       13.900%, 01/31/11                                  4,555           4,817


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        161

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   NRG Energy
       7.364%, 02/01/13                           $       1,986   $       1,999
   Nalco, Ser B
       7.106%, 11/04/10                                     952             958
   Neiman Marcus, Ser B
       7.891%, 03/13/13                                   1,797           1,812
   Nielsen Finance
       8.190%, 08/09/13                                     750             756
   Northwest Airlines
       7.850%, 08/21/08                                   1,500           1,503
   Paetec Holdings
       8.620%, 02/28/13                                   1,000           1,010
   Plygem
       11.070%, 11/02/11                                    250             255
   Rental Services
       8.857%, 11/30/13                                   2,500           2,544
   Revlon
       5.369%, 01/15/12                                   1,550           1,595
   Rexnord
       11.598%, 02/20/13                                  1,950           1,962
   Sandridge
       8.625%, 04/01/15                                   1,050           1,071
   Simmons
       10.648%, 02/15/12                                    770             757
       10.648%, 02/15/12                                  1,125           1,106
   TPF Generation Holdings LLC
       9.620%, 12/15/14                                   1,750           1,779
   Tropicana Entertainment
       7.860%, 12/31/11                                   1,500           1,515
   United Air Lines
       7.375%, 02/01/14                                   3,000           3,005
   Univision Communications (L)
       0.000%, 03/15/14                                   1,000           1,000
   Venoco
       10.000%, 03/30/11                                    150             151
       10.000%, 04/26/11                                  4,500           4,537
       9.875%, 04/26/11                                     500             504
   Wide Open West
       10.360%, 04/28/13                                  1,750           1,786
   Wind Acquisition Holdings
       12.558%, 12/12/11                                  2,381           2,434
       2.000%, 12/21/11                                     700             716
                                                                  --------------
Total Loan Participations
   (Cost $78,668) ($ Thousands)                                          79,297
                                                                  --------------
COMMERCIAL PAPER (I) -- 6.0%

FINANCIALS -- 6.0%
   Adirondack, Ser 2005-2 (H)
       5.319%, 04/24/07                                   2,491           2,482

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Brahms Funding (H)
       5.314%, 05/14/07                           $       3,077   $       3,057
       5.313%, 04/16/07                                   2,241           2,236
   Buckingham CDO I LLC (H)
       5.320%, 04/25/07                                   2,303           2,295
   Buckingham CDO II LLC (H)
       5.318%, 04/23/07                                   2,864           2,854
   Buckingham CDO III LLC (H)
       5.320%, 04/26/07                                   2,558           2,548
   Ciesco
       5.277%, 04/20/07                                   5,260           5,245
   Citius I Funding (H)
       5.320%, 04/26/07                                     996             992
   Citius II Funding LLC (H)
       5.292%, 04/02/07                                   2,491           2,490
   Daimler Chrysler
       5.396%, 04/16/07                                   2,450           2,445
   Davis Square Funding (H)
       5.310%, 04/13/07                                   5,479           5,469
   Elysian Funding LLC (H)
       5.353%, 04/23/07                                     897             894
   Georgetown Funding (H)
       5.316%, 04/20/07                                   6,052           6,034
   Hawker Beechcraft (A) (G)
       9.750%, 04/01/17                                     550             554
   KKR Pacific Funding Trust (H)
       5.341%, 04/27/07                                   2,491           2,481
   Kitty Hawk
       5.282%, 04/18/07                                   5,210           5,197
   Mica Funding LLC (H)
       5.316%, 04/20/07                                   2,597           2,590
       5.313%, 04/16/07                                   1,245           1,242
       5.310%, 04/19/07                                     806             804
       5.294%, 04/05/07                                   2,690           2,688
   Rhineland Funding Capital (H)
       5.354%, 04/30/07                                     240             239
       5.332%, 06/06/07                                     915             906
       5.315%, 05/15/07                                   2,655           2,637
       5.314%, 05/14/07                                   1,060           1,053
   Stone Container
       8.000%, 03/15/17                                   1,450           1,450
   Thornburg Mortgage Capital
     Resource (H)
       5.313%, 04/16/07                                     634             632
       5.310%, 04/13/07                                     598             597
       5.309%, 04/12/07                                   1,245           1,243
       5.298%, 04/10/07                                   2,403           2,400
   Valour Bay Capital LLC (H)
       5.326%, 05/16/07                                   3,113           3,092
       5.324%, 04/18/07                                   1,066           1,063
       5.319%, 04/12/07                                   1,245           1,243


--------------------------------------------------------------------------------
162        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Zane Funding (H)
       5.369%, 04/24/07                           $       2,351   $       2,343
       5.364%, 04/17/07                                      76              76
                                                                  --------------
Total Commercial Paper
   (Cost $73,571) ($ Thousands)                                          73,571
                                                                  --------------
COLLATERALIZED LOAN OBLIGATIONS -- 5.6%

FINANCIALS -- 5.6%
   Ares IIIR, Ser 2007-1A, Cl SUB
       0.000%, 04/16/21                                   3,800           3,724
   Ares VR, Ser 2006-1A, Cl SUB (A)
       0.000%, 02/24/18                                   7,000           6,300
   CIFC Funding, Ser 2006-I (D)
       0.000%, 10/20/20                                   2,300           2,300
   CIFC Funding, Ser 2006-II
       0.000%, 03/01/21                                   3,000           3,000
   Capitalsource Advisors, Ser 2006-1A,
     Cl SUB (A)
       0.000%, 08/27/20                                   3,200           3,258
   Copper River, Ser 2006-1A, Cl INC
       0.000%, 01/20/21                                   3,000           2,970
   De Meer Middle Market, Ser 2006-1A,
     Cl INC
       0.000%, 10/20/18                                   2,229           2,104
   Gleneagles, Ser AI (D)
       0.000%, 11/01/17                                       7           6,500
   Golden Tree Loan Opportunities III Ltd.,
     Ser 2007-3A, Cl SUB
       0.000%, 05/01/22                                   3,400           3,400
   ING Investment Management (A) (D)
       0.000%, 12/01/17                                      13          11,719
   ING Investment Management II (A) (D)
       0.000%, 08/01/20                                       6           5,516
   Lightpoint, Ser 2006-4A, Cl IN (A)
       0.000%, 04/15/18                                   2,500           2,155
   Marathon, Ser 2005-2A, Cl INC
       0.000%, 12/20/19                                   3,000           2,880
   Pamco, Ser 1998-1A, Cl B2 (A) (D)
       6.710%, 11/01/06                                   2,500           2,371
   Stanfield Bristol, Ser 2005-1A,
     Cl SUB (A)
       0.000%, 10/15/19                                   6,300           5,494
   Stanfield Vayron, Ser 2006-1A,
     Cl SUB
       0.000%, 07/15/18                                   2,300           2,220
   Tralee 2007-1A, Cl SUB
       0.000%, 04/16/22                                   2,700           2,565
                                                                  --------------
Total Collateralized Loan Obligations
   (Cost $67,999) ($ Thousands)                                          68,476
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.2%

MORTGAGE RELATED SECURITIES -- 0.2%
   Countrywide Alternative Loan Trust,
     Ser 2006-OA9, Cl X1P (E)
       1.841%, 07/20/46                           $       2,965   $         135
   Duke Funding, Ser 2004-6B, Cl A1S1
     (A) (D) (H)
       5.430%, 04/09/07                                   1,868           1,868
   Harborview Mortgage Loan Trust,
     Ser 2005-01, Cl X, IO (E)
       1.290%, 04/01/07                                     126               2
   Harborview Mortgage Loan Trust,
     Ser 2005-10, Cl X, IO (D) (F)
       1.284%, 04/01/07                                     747              20
   Harborview Mortgage Loan Trust,
     Ser 2005-12, Cl X2A, IO (D)
       0.609%, 10/19/35                                   1,559              15
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR12, Cl AX2, IO (E) (F)
       0.930%, 04/01/07                                   2,399              50
   Newcastle CDO, Ser 2005-6A,
     Cl IM1 (A) (D) (H)
       5.340%, 04/24/07                                     498             498
   Washington Mutual, Ser 2007-OA2,
     Cl 1XPP, IO
       0.002%, 03/25/47                                   2,169              32
                                                                  --------------
Total Asset-Backed Securities
   (Cost $2,589) ($ Thousands)                                            2,620
                                                                  --------------

COLLATERALIZED DEBT OBLIGATIONS -- 1.6%

FINANCIALS -- 1.6%
   Carlyle High Yield Partners,
     Ser 2006-8A, Cl N
       0.000%, 05/21/21                                   3,700           3,423
   Connecticut Valley Structured Credit,
     Ser 2006-3A, Cl NOTE (A)
       0.000%, 03/23/23                                   2,200           2,090
   Peritus I (F)
       9.000%, 05/24/15                                   3,750           1,125
   Peritus I, Ser 2005-1A, Cl C (A) (F)
       9.000%, 05/24/15                                  14,231          13,438
                                                                  --------------
Total Collateralized Debt Obligations
   (Cost $19,818) ($ Thousands)                                          20,076
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        163

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.4%
   Commercial Industrial Finace,
     Ser 2007-2A
       0.000%, 04/15/21                           $       2,700   $       2,592
   Flextronics CV to 64.4122
       1.000%, 08/01/10                                   1,265           1,215
   Ford Motor CV to 108.6957
       4.250%, 12/15/36                                     325             358
   Freeport-McMoRan Copper & Gold,
       6.750%, CV To 1.3605*                              6,250             668
   Mirant CV to 14.7167 (G)
       2.500%, 06/15/21                                   2,200              44
                                                                  --------------
Total Convertible Bonds
   (Cost $4,918) ($ Thousands)                                            4,877
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.0%

FINANCIAL SERVICES -- 0.0%
   FHLMC CMO, Ser 2696, Cl NI, IO
       5.500%, 03/15/23                                      15              --
   FNMA CMO, Ser 2003-37, Cl IG, IO
       5.500%, 05/25/32                                       8               1
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $27) ($ Thousands)                                                   1
                                                                  --------------
COMMON STOCK -- 0.2%
   Armstrong World Industries*                            6,123             311
   Core-Mark Holding*                                    12,816             457
   Huntsman                                               8,061             154
   Owens Corning (G)*                                    28,933             922
   Shreveport Gaming Holdings (G)*                       13,948             126
   UAL (G)*                                               2,958             113
   Winn-Dixie Stores (G)*                                 8,445             149
                                                                  --------------
Total Common Stock
   (Cost $2,118) ($ Thousands)                                            2,232
                                                                  --------------
PREFERRED STOCK -- 0.4%
   ION Media, 14.250%*                                        1               5
   Rockwall Investors 0.000% (A) (D)*                 4,000,000           3,880
   Rural Cellular PIK, 12.250%*                             374             420
   Rural Cellular, Ser B PIK, 11.375%*                      350             437
                                                                  --------------
Total Preferred Stock
   (Cost $4,308) ($ Thousands)                                            4,742
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
                                                      Number of
                                                       Warrants
                                                  -------------
WARRANTS -- 0.0%
   Grande Communications,
     Expires 04/01/11*                                      850   $           8
                                                                  --------------
Total Warrants
   (Cost $8) ($ Thousands)                                                    8
                                                                  --------------
CASH EQUIVALENTS**++ -- 4.7%
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.180%                                    40,606,578          40,607
   SEI Liquidity Fund LP,
       5.520% (H)                                    17,433,781          17,434
                                                                  --------------
Total Cash Equivalents
   (Cost $58,041) ($ Thousands)                                          58,041
                                                                  --------------
CERTIFICATES OF DEPOSIT (H) -- 0.3%
   Barclays Bank (A) (D)
       5.440%, 06/11/07                           $       1,245           1,245
   CC USA MTN (A)
       5.520%, 06/18/07                                   2,491           2,491
   Thornburg Mortgage Capital
     Resource
       5.309%, 04/11/07                                     310             309
                                                                  --------------
Total Certificates of Deposit
   (Cost $4,045) ($ Thousands)                                            4,045
                                                                  --------------
MASTER NOTE (D) (I) -- 0.1%
   Bear Stearns
       5.558%, 03/31/07                                     747             747
                                                                  --------------
Total Master Note
   (Cost $747) ($ Thousands)                                                747
                                                                  --------------

REPURCHASE AGREEMENTS (H) (J) -- 2.2%
   Barclays
       5.340%, dated 03/30/07, to be repurchased
       on 04/02/07, repurchase price $1,190,310
       (collateralized by a U.S. Government
       Obligation, par value $1,180,815, 5.600%,
       10/17/13; with total market value
       $1,213,601)                                        1,190           1,190

   Deutsche Bank
       5.350%, dated 03/30/07, to be repurchased
       on 04/02/07, repurchase price $10,334,370
       (collateralized by various U.S. Government
       Obligations, ranging in par value $68,116-
       $3,788,859, 0.000%-6.110%,
       05/16/07-10/15/19; with total market value
       $10,536,362)                                      10,330          10,330


--------------------------------------------------------------------------------
164        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers
       5.350%, dated 03/30/07, to be repurchased
       on 04/02/07, repurchase price $14,949,903
       (collateralized by various U.S. Government
       Obligations, ranging in par value
       $1,081,517- $1,822,079, 2.625%-10.351%,
       05/15/07-08/03/18; with total market
       value $15,242,208)                         $      14,943   $      14,943
                                                                  --------------
Total Repurchase Agreements
   (Cost $26,463) ($ Thousands)                                          26,463
                                                                  --------------
Total Investments -- 111.0%
   (Cost $1,336,721) ($ Thousands)+++                             $   1,357,681
                                                                  ==============

Percentages are based on Net Assets of $1,222,739 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+     Real Estate Investments Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2007. The coupon on a step bond changes on a specified date.

(C)   Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Securities considered illiquid. The total value of such securities as of March 31, 2007 was $14,633 ($ Thousands) and represented 1.20% of Net Assets.

(G) This security or a partial position of this security is on loan at March 31, 2007 (see Note 7). The total value of securities on loan at March 31, 2007 was $146,910 ($ Thousands).

(H) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2007 was $155,535 ($ Thousands).

(I)   The rate reported is the effective yield at time of purchase.

(J)   Tri-Party Repurchase Agreement.

(K) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(L) As of April 30, 2007, this security has not yet settled. The Interest rate is 0.000% until settle date.

CDO -- Collateralized Debt Obligation

Cl -- Class

CMO -- Collateralized Mortgage Obligation

CV -- Convertible Security

EXL -- Extendable Maturity

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

IO -- Interest Only

LLC -- Limited Liability Company

LP -- Limited Partnership

Ltd. -- Limited

MTN -- Medium Term Note

PCS -- Personal Communications Service

PIK -- Payment-in-Kind

PLC -- Public Limited Company

Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        165

Statements of Assets and Liabilities ($ Thousands)

March 31, 2007 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             LARGE CAP             LARGE CAP           TAX-MANAGED
                                                                                 VALUE                GROWTH             LARGE CAP
                                                                                  FUND                  FUND                  FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                        $         3,983,214*  $         3,673,476*  $         2,765,565*
      Repurchase agreement+                                                     74,538                75,877                51,664
      Affiliated investment, at value++                                        117,406               102,945               122,427
      Cash                                                                         116                    --                    --
      Foreign currency, at value+++                                                 --                    --                    --
      Restricted cash held for securities sold short                                --                    --                    --
      Receivable for investment securities sold                                 12,891                26,847                 5,237
      Receivable for fund shares sold                                            2,137                 1,740                 1,233
      Dividends and interest receivable                                          5,541                 2,995                 3,097
      Receivable for variation margin                                                5                    10                    20
      Unrealized appreciation on futures                                            --                     8                    --
      Prepaid expenses                                                              38                    53                    36
-----------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                           4,195,886             3,883,951             2,949,279
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                 438,100               445,970               303,658
      Payable for securities sold short+++++                                        --                    --                    --
      Payable for investment securities purchased                                5,321                21,139                 1,973
      Payable for fund shares redeemed                                           6,997                 6,391                 2,555
      Payable for variation margin                                                  13                     9                    15
      Administration fees payable                                                1,102                 1,013                   775
      Investment advisory fees payable                                             894                   994                   686
      Shareholder servicing fees payable Class A                                   628                   422                   403
      Shareholder servicing fees payable Class I                                     6                     6                    --
      Shareholder servicing fees payable Class Y                                    --                    --                     1
      Overdraft of foreign currency, at value+++                                    --                    --                    --
      Administration servicing fees payable Class I                                  7                     6                    --
      Payable to custodian                                                          --                 2,081                   414
      Income distribution payable                                                    5                    --                    --
      Swap contracts at value++++                                                   --                    --                    --
      Accrued expense payable                                                      108                   194                   125
-----------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                        453,181               478,225               310,605
-----------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                   $         3,742,705   $         3,405,726   $         2,638,674
===================================================================================================================================
    + Cost of investments and repurchase agreements                          3,184,983             3,157,593             2,210,862
   ++ Cost of affiliated investments                                           117,406               102,945               122,427
  +++ Cost of foreign currency                                                      --                    --                    --
 ++++ Cost of swaps                                                                 --                    --                    --
+++++ Proceeds from securities sold short                                           --                    --                    --
    * Includes market value of securities on loan                              424,538               435,572               295,803

NET ASSETS:
      Paid-in-Capital (unlimited authorization -- no par value)    $         2,758,201   $         4,127,504   $         2,422,669
      Undistributed net investment income (Accumulated
        net investment loss)                                                     1,079                   374                   549
      Accumulated net realized gain (loss) on investments
        securities sold short, option contracts, futures, credit
        default swaps and foreign currency                                     109,644            (1,314,338)             (391,606)
      Net unrealized appreciation on investments, securities sold
        short and option contracts                                             872,769               591,760               606,367
      Net unrealized appreciation on futures contracts                           1,012                   426                   695
      Net unrealized depreciation on swap contracts                                 --                    --                    --
      Net unrealized depreciation on forward foreign currency
        contracts, foreign currencies and translation of other
        assets and liabilities denominated in foreign currencies                    --                    --                    --
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                         $         3,742,705   $         3,405,726   $         2,638,674
===================================================================================================================================
Net Asset Value, Offering and Redemption Price Per
   Share -- Class A                                                $             23.11   $             21.23   $             13.57

                                                                  ($   3,709,513,069 /  ($   3,377,806,665 /  ($   2,633,989,452 /
                                                                    160,549,936 shares)   159,126,690 shares)   194,131,714 shares)
===================================================================================================================================
Net Asset Value, Offering and Redemption Price Per
   Share -- Class I                                                $             23.10   $             21.01                    NA
                                                                  ($      33,191,959 /  ($      27,919,506 /
                                                                      1,437,003 shares)     1,328,744 shares)
===================================================================================================================================
Net Asset Value, Offering and Redemption Price Per
   Share -- Class Y                                                                N/A                   N/A   $             13.71
                                                                                                              ($       4,684,204 /
                                                                                                                    341,731 shares)
===================================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
166        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

------------------------------------------------------------------------------------------------------------------------------------

                                                                                LARGE CAP
                                                                              DIVERSIFIED                SMALL
                                                                                    ALPHA            CAP VALUE            SMALL CAP
                                                                                     FUND                 FUND          GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                           $         1,522,367   $        1,375,131*  $        1,348,045*
      Repurchase agreement+                                                            --               52,289               57,630
      Affiliated investment, at value++                                            65,125               90,696               66,831
      Cash                                                                             --                   --                1,318
      Foreign currency, at value+++                                                    --                   --                   --
      Restricted cash held for securities sold short                                2,473                   --                   --
      Receivable for investment securities sold                                    23,911                7,611                5,627
      Receivable for fund shares sold                                               4,165                  993                1,191
      Dividends and interest receivable                                             2,039                1,733                  564
      Receivable for variation margin                                                  31                  187                   96
      Unrealized appreciation on futures                                                5                   --                   --
      Prepaid expenses                                                                 17                   18                   17
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                              1,620,133            1,528,658            1,481,319
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                         --              307,328              338,719
      Payable for securities sold short+++++                                      156,262                   --                   --
      Payable for investment securities purchased                                  93,489                7,557                7,705
      Payable for fund shares redeemed                                                275                  922                  889
      Payable for variation margin                                                     84                   --                   --
      Administration fees payable                                                     391                  354                  329
      Investment advisory fees payable                                                437                  656                  604
      Shareholder servicing fees payable Class A                                      213                  103                  101
      Shareholder servicing fees payable Class I                                       --                    3                    2
      Shareholder servicing fees payable Class Y                                       --                   --                   --
      Overdraft of foreign currency, at value+++                                       57                   --                  720
      Administration servicing fees payable Class I                                    --                    3                    2
      Payable to custodian                                                            460                  122                   --
      Income distribution payable                                                      --                    1                   --
      Swap contracts at value++++                                                   1,441                   --                   --
      Accrued expense payable                                                          50                   63                   60
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                           253,159              317,112              349,131
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                      $         1,366,974   $        1,211,546   $        1,132,188
====================================================================================================================================
     + Cost of investments and repurchase agreements                            1,418,735            1,210,007            1,288,864
    ++ Cost of affiliated investments                                              65,125               90,696               66,831
   +++ Cost of foreign currency                                                       (57)                  --                 (700)
  ++++ Cost of swaps                                                               (1,090)                  --                   --
 +++++ Proceeds from securities sold short                                       (155,195)                  --                   --
     * Includes market value of securities on loan                                     --              298,074              328,866

NET ASSETS:
      Paid-in-Capital (unlimited authorization -- no par value)       $         1,250,187   $          921,504   $        1,017,193
      Undistributed net investment income (Accumulated
        net investment loss)                                                           72                  404               (2,263)
      Accumulated net realized gain (loss) on investments
        securities sold short, option contracts, futures, credit
        default swaps and foreign currency                                         10,394               71,655                  (97)
      Net unrealized appreciation on investments, securities sold
        short and option contracts                                                102,565              217,413              116,811
      Net unrealized appreciation on futures contracts                              4,107                  570                  564
      Net unrealized depreciation on swap contracts                                  (351)                  --                   --
      Net unrealized depreciation on forward foreign currency
        contracts, foreign currencies and translation of other
        assets and liabilities denominated in foreign currencies                       --                   --                  (20)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                            $         1,366,974   $        1,211,546   $        1,132,188
====================================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Class A   $             11.13   $            21.79   $            20.62
                                                                        ($1,366,561,706 /  ($  1,195,414,119 /  ($  1,119,755,847 /
                                                                       122,792,306 shares)   54,861,868 shares)   54,311,601 shares)
====================================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Class I   $             11.13   $            21.71   $            20.32
                                                                     ($         411,932 /  ($     16,132,205 /  ($     12,431,795 /
                                                                            37,002 shares)      743,238 shares)      611,796 shares)
====================================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Class Y                  N/A                   N/A                  N/A
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------
                                                                                                              SMALL/MID
                                                                                                                    CAP
                                                                                  TAX-MANAGED               DIVERSIFIED
                                                                                    SMALL CAP                     ALPHA
                                                                                         FUND                      FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                                $          363,140*        $          85,221
      Repurchase agreement+                                                                --                        --
      Affiliated investment, at value++                                               145,903                     6,724
      Cash                                                                                 86                        --
      Foreign currency, at value+++                                                        --                         2
      Restricted cash held for securities sold short                                       --                       362
      Receivable for investment securities sold                                         2,586                     1,121
      Receivable for fund shares sold                                                     298                         5
      Dividends and interest receivable                                                   365                       157
      Receivable for variation margin                                                      44                        85
      Unrealized appreciation on futures                                                   --                        --
      Prepaid expenses                                                                      5                        25
------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                    512,427                    93,702
------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                        132,069                        --
      Payable for securities sold short+++++                                               --                     4,670
      Payable for investment securities purchased                                       2,862                     7,918
      Payable for fund shares redeemed                                                    168                        --
      Payable for variation margin                                                         --                        --
      Administration fees payable                                                         110                        23
      Investment advisory fees payable                                                    166                        35
      Shareholder servicing fees payable Class A                                           79                        16
      Shareholder servicing fees payable Class I                                           --                        --
      Shareholder servicing fees payable Class Y                                           --                        --
      Overdraft of foreign currency, at value+++                                           --                        --
      Administration servicing fees payable Class I                                        --                        --
      Payable to custodian                                                                 --                        73
      Income distribution payable                                                          --                        --
      Swap contracts at value++++                                                          --                       233
      Accrued expense payable                                                              19                         3
------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                               135,473                    12,971
------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                           $          376,954         $          80,731
========================================================================================================================
     + Cost of investments and repurchase agreements                                  296,683                    83,545
    ++ Cost of affiliated investments                                                 145,903                     6,724
   +++ Cost of foreign currency                                                            --                         2
  ++++ Cost of swaps                                                                       --                       (55)
 +++++ Proceeds from securities sold short                                                 --                    (4,645)
     * Includes market value of securities on loan                                    129,229                        --

NET ASSETS:
      Paid-in-Capital (unlimited authorization -- no par value)            $          300,364         $          78,672
      Undistributed net investment income (Accumulated
        net investment loss)                                                               71                        17
      Accumulated net realized gain (loss) on investments
        securities sold short, option contracts, futures, credit default
        swaps and foreign currency                                                      9,679                      (273)
      Net unrealized appreciation on investments, securities sold
        short and option contracts                                                     66,457                     1,651
      Net unrealized appreciation on futures contracts                                    383                       842
      Net unrealized depreciation on swap contracts                                        --                      (178)
      Net unrealized depreciation on forward foreign currency
        contracts, foreign currencies and translation of other
        assets and liabilities denominated in foreign currencies                           --                        --
------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                 $          376,954         $          80,731
========================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Class A        $            13.62         $           10.26
                                                                          ($    376,953,764 /        ($    80,731,494 /
                                                                            27,667,662 shares)         7,869,549 shares)
========================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Class I                   N/A                          N/A

========================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Class Y                   N/A                          N/A
========================================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        167

Statements of Assets and Liabilities ($ Thousands)

March 31, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                U.S. MANAGED         GLOBAL MANAGED
                                                                               MID-CAP            VOLATILITY             VOLATILITY
                                                                                  FUND                  FUND                   FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                          $         184,427*   $          396,575    $           198,695
      Repurchase agreement+                                                         69                    --                     --
      Affiliated investment, at value++                                          4,875                36,871                  6,633
      Cash                                                                          --                    77                  6,192
      Foreign currency, at value+++                                                 --                    --                     --
      Receivable for investment securities sold                                     --                    --                    724
      Receivable for fund shares sold                                              123                 4,659                  2,161
      Dividends and interest receivable                                            139                   450                    719
      Receivable for variation margin                                                8                    --                     --
      Receivable for shareholder servicing fee                                      --                    --                     --
      Unrealized gain on foreign spot currency contracts                            --                    --                  1,185
      Unrealized gain on forward foreign currency contracts                         --                    --                    205
      Prepaid expenses                                                               2                     4                     --
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                             189,643               438,636                216,514
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                     405                    --                     --
      Payable for investment securities purchased                                   --                   439                  2,036
      Payable for fund shares redeemed                                             202                   177                     71
      Payable for variation margin                                                  --                     8                      4
      Administration fees payable                                                   55                   121                     56
      Investment advisory fees payable                                              63                   170                     65
      Trustee fees payable                                                          --                    --                     --
      Shareholder servicing fees payable Class A                                    39                    86                     39
      Shareholder servicing fees payable Class I                                    --                    --                     --
      Administration servicing fees payable Class I                                 --                    --                     --
      Overdraft of foreign currency, at value+++                                    --                    --                  3,125
      Swaptions#                                                                    --                    --                     --
      Options written, at value++++                                                 --                    --                     --
      Payable to custodian                                                           4                    --                     --
      Income distribution payable                                                   --                    --                     --
      Unrealized loss on foreign currency contracts                                 --                    --                     38
      Unrealized loss on foreign spot currency contracts                            --                    --                  1,187
      Swap contracts at value+++++                                                  --                    --                     --
      Accrued expense payable                                                        4                    14                     15
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                            772                 1,015                  6,636
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                     $         188,871    $          437,621    $           209,878
====================================================================================================================================
    + Cost of investments and repurchase agreements                            163,857               355,070                189,226
   ++ Cost of affiliated investments                                             4,875                36,871                  6,633
  +++ Cost of foreign currency                                                      --                    --                 (3,115)
 ++++ Premiums received                                                             --                    --                     --
+++++ Cost of swaps                                                                 --                    --                     --
    # Premiums received                                                             --                    --                     --
    * Includes market value of securities on loan                                  389                    --                     --
NET ASSETS:
      Paid-in-Capital (unlimited authorization -- no par value)      $         164,499    $          391,733    $           197,673
      Undistributed (Distributions in excess of) net
         investment income                                                          18                    23                    157
      Accumulated net realized gain (loss) on investments, option contracts, futures, credit default swaps and foreign
         currency                                                                3,611                 4,239                  2,274
      Net unrealized appreciation on investments and
         option contracts                                                       20,639                41,505                  9,469
      Net unrealized appreciation (depreciation) on
         futures contracts                                                         104                   121                    135
      Net unrealized depreciation on swap contracts                                 --                    --                     --
      Net unrealized appreciation on swaptions                                      --                    --                     --
      Net unrealized appreciation (depreciation) on forward
         foreign currency contracts, foreign currencies and
         translation of other assets and liabilities denominated in
         foreign currencies                                                         --                    --                    170
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                           $         188,871    $          437,621    $           209,878
====================================================================================================================================
Net Asset Value, Offering and Redemption Price Per
      Share -- Class A                                               $           21.84    $            12.80    $             11.12
                                                                    ($   188,870,875 /   ($    437,620,899 /   ($     209,878,270 /
                                                                      8,646,896 shares)    34,175,899 shares)     18,881,227 shares)
====================================================================================================================================
Net Asset Value, Offering and Redemption Price Per
      Share -- Class I                                                             N/A                   N/A                    N/A
====================================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
168        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  REAL ESTATE              ENHANCED
                                                                                                         FUND           INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                                               $          301,642*   $           445,779
      Repurchase agreement+                                                                           14,824                 35,000
      Affiliated investment, at value++                                                               19,875                 42,908
      Cash                                                                                                --                  5,169
      Foreign currency, at value+++                                                                       --                     --
      Receivable for investment securities sold                                                           --                  3,345
      Receivable for fund shares sold                                                                    347                  1,265
      Dividends and interest receivable                                                                  757                  2,440
      Receivable for variation margin                                                                     --                     49
      Receivable for shareholder servicing fee                                                            --                    135
      Unrealized gain on foreign spot currency contracts                                                  --                     --
      Unrealized gain on forward foreign currency contracts                                               --                  3,580
      Prepaid expenses                                                                                     2                      2
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                   337,447                539,672
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                                        87,128                     --
      Payable for investment securities purchased                                                      2,058                 45,047
      Payable for fund shares redeemed                                                                   652                  3,304
      Payable for variation margin                                                                        --                     --
      Administration fees payable                                                                         74                    135
      Investment advisory fees payable                                                                   130                    169
      Trustee fees payable                                                                                --                     --
      Shareholder servicing fees payable Class A                                                          28                     --
      Shareholder servicing fees payable Class I                                                          --                     --
      Administration servicing fees payable Class I                                                       --                     --
      Overdraft of foreign currency, at value+++                                                          --                     --
      Swaptions#                                                                                          --                     --
      Options written, at value++++                                                                       --                     --
      Payable to custodian                                                                               105                     --
      Income distribution payable                                                                         --                     --
      Unrealized loss on foreign currency contracts                                                       --                  3,553
      Unrealized loss on foreign spot currency contracts                                                  --                     --
      Swap contracts at value+++++                                                                        --                    307
      Accrued expense payable                                                                              7                     70
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                               90,182                 52,585
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                                          $          247,265    $           487,087
====================================================================================================================================
    + Cost of investments and repurchase agreements                                                  261,438                479,527
   ++ Cost of affiliated investments                                                                  19,875                 42,908
  +++ Cost of foreign currency                                                                            --                     --
 ++++ Premiums received                                                                                   --                     --
+++++ Cost of swaps                                                                                       --                     53
    # Premiums received                                                                                   --                     --
    * Includes market value of securities on loan                                                     86,265                     --
NET ASSETS:
      Paid-in-Capital (unlimited authorization -- no par value)                           $          188,230    $           486,368
      Undistributed (Distributions in excess of) net
         investment income                                                                               (73)                  (819)
      Accumulated net realized gain (loss) on investments, option contracts, futures, credit default swaps and foreign
         currency                                                                                      4,080                    824
      Net unrealized appreciation on investments and
         option contracts                                                                             55,028                  1,252
      Net unrealized appreciation (depreciation) on
         futures contracts                                                                                --                   (235)
      Net unrealized depreciation on swap contracts                                                       --                   (360)
      Net unrealized appreciation on swaptions                                                            --                     --
      Net unrealized appreciation (depreciation) on forward
         foreign currency contracts, foreign currencies and
         translation of other assets and liabilities denominated in
         foreign currencies                                                                               --                     57
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                $          247,265    $           487,087
====================================================================================================================================
Net Asset Value, Offering and Redemption Price Per
   Share -- Class A                                                                       $            19.73    $             10.09
                                                                                         ($    247,265,048 /   ($     487,087,064 /
                                                                                           12,530,819 shares)     48,298,120 shares)
====================================================================================================================================
Net Asset Value, Offering and Redemption Price Per
   Share -- Class I                                                                                      N/A                    N/A
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   CORE FIXED            HIGH YIELD
                                                                                                  INCOME FUND             BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                                               $         5,467,529*   $        1,273,177*
      Repurchase agreement+                                                                           497,627                26,463
      Affiliated investment, at value++                                                               116,713                58,041
      Cash                                                                                              1,715                    --
      Foreign currency, at value+++                                                                     3,951                    --
      Receivable for investment securities sold                                                       315,977                21,030
      Receivable for fund shares sold                                                                   4,047                 2,758
      Dividends and interest receivable                                                                32,762                22,593
      Receivable for variation margin                                                                      --                    --
      Receivable for shareholder servicing fee                                                             --                    --
      Unrealized gain on foreign spot currency contracts                                                   --                    --
      Unrealized gain on forward foreign currency contracts                                               731                    --
      Prepaid expenses                                                                                     65                    16
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                  6,441,117             1,404,078
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                                        759,532               155,535
      Payable for investment securities purchased                                                   1,298,453                21,767
      Payable for fund shares redeemed                                                                  4,198                 1,682
      Payable for variation margin                                                                        177                    --
      Administration fees payable                                                                       1,033                   363
      Investment advisory fees payable                                                                    969                   411
      Trustee fees payable                                                                                  1                    --
      Shareholder servicing fees payable Class A                                                          248                    87
      Shareholder servicing fees payable Class I                                                            3                    --
      Administration servicing fees payable Class I                                                         3                    --
      Overdraft of foreign currency, at value+++                                                           --                    --
      Swaptions#                                                                                            2                    --
      Options written, at value++++                                                                       717                    --
      Payable to custodian                                                                                 --                   733
      Income distribution payable                                                                       1,003                   671
      Unrealized loss on foreign currency contracts                                                       325                    --
      Unrealized loss on foreign spot currency contracts                                                   --                    --
      Swap contracts at value+++++                                                                      2,400                    --
      Accrued expense payable                                                                             345                    90
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                             2,069,409               181,339
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                                          $         4,371,708    $        1,222,739
====================================================================================================================================
    + Cost of investments and repurchase agreements                                                 5,944,212             1,278,680
   ++ Cost of affiliated investments                                                                  116,713                58,041
  +++ Cost of foreign currency                                                                          3,837                    --
 ++++ Premiums received                                                                                  (875)                   --
+++++ Cost of swaps                                                                                    (1,766)                   --
    # Premiums received                                                                                   (36)                   --
    * Includes market value of securities on loan                                                     730,836               146,910
NET ASSETS:
      Paid-in-Capital (unlimited authorization -- no par value)                           $         4,398,566    $        1,366,707
      Undistributed (Distributions in excess of) net
         investment income                                                                               (740)                 (780)
      Accumulated net realized gain (loss) on investments, option contracts, futures, credit default swaps and foreign
         currency                                                                                     (48,615)             (164,148)
      Net unrealized appreciation on investments and
         option contracts                                                                              21,102                20,960
      Net unrealized appreciation (depreciation) on
         futures contracts                                                                              2,162                    --
      Net unrealized depreciation on swap contracts                                                      (634)                   --
      Net unrealized appreciation on swaptions                                                             34                    --
      Net unrealized appreciation (depreciation) on forward
         foreign currency contracts, foreign currencies and
         translation of other assets and liabilities denominated in
         foreign currencies                                                                              (167)                   --
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                $         4,371,708    $        1,222,739
====================================================================================================================================
Net Asset Value, Offering and Redemption Price Per
   Share -- Class A                                                                       $             10.34    $             8.60
                                                                                         ($   4,357,728,126 /   ($  1,222,739,223 /
                                                                                           421,494,764 shares)   142,151,364 shares)
====================================================================================================================================
Net Asset Value, Offering and Redemption Price Per
   Share -- Class I                                                                       $             10.33                   N/A
                                                                                         ($      13,979,962 /
                                                                                             1,352,696 shares)
====================================================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        169

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2007 (Unaudited)

--------------------------------------------------------------------------------------------------
                                                              LARGE CAP   LARGE CAP   TAX-MANAGED
                                                                  VALUE      GROWTH     LARGE CAP
                                                                   FUND        FUND          FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                   $ 47,853    $ 18,230      $ 22,309
   Dividends from Affiliated Registered Investment Company*       1,482       1,306         1,412
   Interest Income                                                   52         278           171
   Income from Securities Lending                                   253         227           188
   Less: Foreign Taxes Withheld                                     (37)        (31)          (27)
--------------------------------------------------------------------------------------------------
   Total Investment Income                                       49,603      20,010        24,053
--------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                       6,602       6,922         5,106
   Administration Fees                                            6,602       6,056         4,463
   Shareholder Servicing Fees (A)                                 4,675       4,290         3,185
   Shareholder Servicing Fees (I)                                    41          36            --
   Shareholder Servicing Fees (Y)                                    --          --             4
   Administration Servicing Fees (I)                                 41          36            --
   Printing Fees                                                    130         105            77
   Professional Fees                                                126          69            50
   Custodian/Wire Agent Fees                                        114          80            53
   Trustee Fees                                                      22          20            14
   Registration Fees                                                 --          24            15
   Interest Expense on Securities Sold Short                         --          --            --
   Other Expenses                                                    55          33            25
--------------------------------------------------------------------------------------------------
   Total Expenses                                                18,408      17,671        12,992
--------------------------------------------------------------------------------------------------
   Less:
   Waiver of Investment Advisory Fees                            (1,257)       (971)       (1,139)
   Waiver of Shareholder Servicing Fees (A)                        (876)     (1,666)         (842)
   Waiver of Shareholder Servicing Fees (I)                          (7)        (14)           --
   Waiver of Shareholder Servicing Fees (Y)                          --          --            (2)
   Fees Paid Indirectly                                              (4)       (103)          (38)
--------------------------------------------------------------------------------------------------
   Net Expenses                                                  16,264      14,917        10,971
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     33,339       5,093        13,082
==================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                  192,872      65,786        54,155
   Securities Sold Short                                             --          --            --
   Futures Contracts                                              3,206       2,394           311
   Written Options                                                   --          --            --
   Swap Contracts                                                    --          --            --
   Foreign Currency Transactions                                     --          --            --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                  106,089     147,565       117,593
   Securities Sold Short                                             --          --            --
   Futures Contracts                                               (165)       (349)          150
   Written Options                                                   --          --            --
   Swap Contracts                                                    --          --            --
   Foreign Currency and Translation of Other Assets
      and Liabilities Denominated in Foreign Currency                --          --            --
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $335,341    $220,489      $185,291
==================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

  *   See Note 3 in Notes to Financial Statements.

(1) The Small/Mid Cap Diversified Alpha Fund commenced operations on December 20, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
170        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                           LARGE CAP       SMALL        SMALL   TAX-MANAGED       SMALL/MID CAP
                                                   DIVERSIFIED ALPHA   CAP VALUE   CAP GROWTH     SMALL CAP   DIVERSIFIED ALPHA
                                                                FUND        FUND         FUND          FUND             FUND(1)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                 $ 6,211    $  8,627     $  2,311       $ 2,061              $  197
   Dividends from Affiliated Registered Investment
     Company*                                                  1,694       1,147          747           508                 172
   Interest Income                                             5,106          94           99            18                 211
   Income from Securities Lending                                 --         453          964           202                  --
   Less: Foreign Taxes Withheld                                   (8)         (9)         (28)           (1)                 (1)
--------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                    13,003      10,312        4,093         2,788                 579
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                    2,395       3,919        3,706         1,140                 158
   Administration Fees                                         2,095       2,110        1,996           614                  74
   Shareholder Servicing Fees (A)                              1,497       1,488        1,410           438                  53
   Shareholder Servicing Fees (I)                                 --          19           16            --                  --
   Shareholder Servicing Fees (Y)                                 --          --           --            --                  --
   Administration Servicing Fees (I)                              --          19           16            --                  --
   Printing Fees                                                  35          36           34            10                   2
   Professional Fees                                              23          23           22             7                   1
   Custodian/Wire Agent Fees                                      24          26           29             7                   1
   Trustee Fees                                                    7           7            6             2                  --
   Registration Fees                                               5           7            7             2                  10
   Interest Expense on Securities Sold Short                     455          --           --            --                   9
   Other Expenses                                                 11          13           13             8                   6
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                              6,547       7,667        7,255         2,228                 314
--------------------------------------------------------------------------------------------------------------------------------
   Less:
   Waiver of Investment Advisory Fees                            (22)        (14)         (71)         (223)                (45)
   Waiver of Shareholder Servicing Fees (A)                     (380)       (815)        (727)           --                  (1)
   Waiver of Shareholder Servicing Fees (I)                       --         (11)          (8)           --                  --
   Waiver of Shareholder Servicing Fees (Y)                       --          --           --            --                  --
   Fees Paid Indirectly                                           --        (118)        (104)          (58)                 --
--------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                6,145       6,709        6,345         1,947                 268
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   6,858       3,603       (2,252)          841                 311
================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                24,123      86,766       47,617        13,309                 (59)
   Securities Sold Short                                      (6,494)         --           --            --                  --
   Futures Contracts                                           8,841       3,483        2,851         1,461                (222)
   Written Options                                                71          --           --            --                  --
   Swap Contracts                                                (78)         --           --            --                   8
   Foreign Currency Transactions                                  --          (1)         (50)           --                  --
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) ON:
   Investments                                                69,012      54,159       73,109        21,805               1,676
   Securities Sold Short                                      (4,643)         --           --            --                 (25)
   Futures Contracts                                            (632)       (172)          31            84                 842
   Written Options                                               (13)         --           --            --                  --
   Swap Contracts                                               (412)         --           --            --                (178)
   Foreign Currency and Translation of Other
      Assets and Liabilities Denominated in
      Foreign Currency                                             2          --          (20)           --                  --
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                   $96,635    $147,838     $121,286       $37,500              $2,353
================================================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        171

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2007 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    U.S. MANAGED    GLOBAL MANAGED
                                                                                         MID-CAP      VOLATILITY        VOLATILITY
                                                                                            FUND            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                             $   920         $ 2,873           $ 1,895
   Dividends from Affiliated Registered Investment Company*                                  130             601               137
   Interest Income                                                                             5              40                12
   Income from Securities Lending                                                              8              --                --
   Less: Foreign Taxes Withheld                                                               --             (13)             (118)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                 1,063           3,501             1,926
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                                                  280           1,137               457
   Administration Fees                                                                       243             612               246
   Shareholder Servicing Fees (A)                                                            173             437               176
   Shareholder Servicing Fees (I)                                                             --              --                --
   Administration Servicing Fees (I)                                                          --              --                --
   Printing Fees                                                                               3              10                 4
   Custodian/Wire Agent Fees                                                                   2               6                27
   Professional Fees                                                                           2               7                 3
   Trustee Fees                                                                                1               2                 1
   Registration Fees                                                                           1               2                 1
   Other Expenses                                                                              1               3                 7
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                            706           2,216               922
-----------------------------------------------------------------------------------------------------------------------------------
   Less:
   Waiver of Investment Advisory Fees                                                         --            (236)             (141)
   Waiver of Shareholder Servicing Fees (A)                                                   (7)            (39)               (1)
   Waiver of Shareholder Servicing Fees (I)                                                   --              --                --
   Fees Paid Indirectly                                                                       --              --                --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                              699           1,941               780
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        364           1,560             1,146
===================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                                             4,976           6,259             4,146
   Futures Contracts                                                                        (127)           (134)               75
   Written Options                                                                            --              --                --
   Swap Contracts                                                                             --              --                --
   Foreign Currency Transactions                                                              --              --            (1,420)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                                            12,763          25,182             7,365
   Futures Contracts                                                                         108            (116)               66
   Written Options                                                                            --              --                --
   Swap Contracts                                                                             --              --                --
   Swaptions                                                                                  --              --                --
   Foreign Currency and Translation of Other Assets
      and Liabilities Denominated in Foreign Currency                                         --              --               (95)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                               $18,084         $32,751           $11,283
===================================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

*     See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
172        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      REAL ESTATE       ENHANCED      CORE FIXED        HIGH YIELD
                                                                             FUND    INCOME FUND     INCOME FUND         BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                              $ 3,009        $    45        $     --           $ 6,745
   Dividends from Affiliated Registered Investment Company*                   281            746             980             1,024
   Interest Income                                                             --         10,316         114,296            43,655
   Income from Securities Lending                                               7             --             530               184
   Less: Foreign Taxes Withheld                                                (6)            (5)            (32)               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                  3,291         11,102         115,774            51,608
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                                   754            714           5,875             2,795
   Administration Fees                                                        406            625           5,982             2,006
   Shareholder Servicing Fees (A)                                             290            446           5,324             1,433
   Shareholder Servicing Fees (I)                                              --             --              18                --
   Administration Servicing Fees (I)                                           --             --              18                --
   Printing Fees                                                                6              9             130                34
   Custodian/Wire Agent Fees                                                    4              6             107                23
   Professional Fees                                                            4              6              92                23
   Trustee Fees                                                                 1              1              25                 6
   Registration Fees                                                            1              3              27                 8
   Other Expenses                                                               2              8             270                73
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                           1,468          1,818          17,868             6,401
-----------------------------------------------------------------------------------------------------------------------------------
   Less:
   Waiver of Investment Advisory Fees                                         (36)            --            (225)             (487)
   Waiver of Shareholder Servicing Fees (A)                                  (133)          (749)         (3,929)             (986)
   Waiver of Shareholder Servicing Fees (I)                                    --             --             (13)               --
   Fees Paid Indirectly                                                       (11)            --              --                --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                             1,288          1,069          13,701             4,928
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       2,003         10,033         102,073            46,680
===================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                              6,207            259          21,623             4,083
   Futures Contracts                                                           --           (244)          1,193                --
   Written Options                                                             --             --             692               235
   Swap Contracts                                                              --              1             714             1,001
   Foreign Currency Transactions                                                2          1,071            (856)               --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                             17,527            910          (3,780)           25,384
   Futures Contracts                                                           --            (20)          1,076                --
   Written Options                                                             --             --              --                --
   Swap Contracts                                                              --           (360)           (530)             (967)
   Swaptions                                                                   --             --              34                --
   Foreign Currency and Translation of Other Assets
      and Liabilities Denominated in Foreign Currency                          --           (349)            257                --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                $25,739        $11,301        $122,496           $76,416
===================================================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        173

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2007 (Unaudited) and the year ended September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                           LARGE CAP                    LARGE CAP                TAX-MANAGED
                                                           VALUE FUND                  GROWTH FUND             LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                       10/1/06       10/1/05        10/1/06       10/1/05      10/1/06      10/1/05
                                                    to 3/31/07    to 9/30/06     to 3/31/07    to 9/30/06   to 3/31/07   to 9/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                     $   33,339    $    64,301    $    5,093   $     6,461   $   13,082   $   20,700
   Net Realized Gain (Loss) from Investments,
     Securities Sold Short, Futures Contracts,
     Written Options and Swap Contracts                196,078        342,943        68,180       129,685       54,466       60,244
   Net Realized Loss on Foreign Currency
     Transactions                                           --             --            --            --           --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Securities
     Sold Short, Futures Contracts, Written
     Options and Swap Contracts                        105,924         78,903       147,216        28,030      117,743      105,956
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                        --             --            --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations                                   335,341        486,147       220,489       164,176      185,291      186,900
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                           (47,083)       (64,544)       (5,554)       (6,263)     (17,580)     (19,618)
     Class I                                              (348)          (381)           (5)           --           --           --
     Class Y                                                --             --            --            --          (34)         (46)
     Net Realized Gains:
     Class A                                          (341,377)      (246,892)           --            --           --           --
     Class I                                            (2,981)        (1,453)           --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                  (391,789)      (313,270)       (5,559)       (6,263)     (17,614)     (19,664)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                       302,293        590,885       277,258       645,544      273,841      412,756
     Reinvestment of Dividends & Distributions         363,712        295,797         5,268         5,960       16,614       18,614
     Cost of Shares Redeemed                          (662,612)    (1,526,556)     (505,594)   (1,425,125)    (197,322)    (397,596)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                           3,393       (639,874)     (223,068)     (773,621)      93,133       33,774
------------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                         6,627         10,321         4,317         7,533           --           --
     Reinvestment of Dividends & Distributions           3,304          1,775             5            --           --           --
     Cost of Shares Redeemed                            (7,580)        (7,142)       (5,987)      (10,332)          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                           2,351          4,954        (1,665)       (2,799)          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                            --             --            --            --           96          161
     Reinvestment of Dividends & Distributions              --             --            --            --           34           46
     Cost of Shares Redeemed                                --             --            --            --         (331)      (1,104)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class Y Transactions                              --             --            --            --         (201)        (897)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                     5,744       (634,920)     (224,733)     (776,420)      92,932       32,877
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets               (50,704)      (462,043)       (9,803)     (618,507)     260,609      200,113
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                          3,793,409      4,255,452     3,415,529     4,034,036    2,378,065    2,177,952
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                               $3,742,705    $ 3,793,409    $3,405,726   $ 3,415,529   $2,638,674   $2,378,065
------------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (ACCUMULATED NET INVESTMENT LOSS)
     INCLUDED IN NET ASSETS AT PERIOD END           $    1,079    $    15,171    $      374   $       840   $      549   $    5,081
====================================================================================================================================

(1)   See Note 4 in Notes to Financial Statements for additional information.

(2) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.

(3) The Small/Mid Cap Diversified Alpha Fund commenced operations on December 20, 2006.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
174        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                    LARGE CAP DIVERSIFIED             SMALL CAP                  SMALL CAP
                                                        ALPHA FUND(2)                 VALUE FUND                GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                      10/1/06      12/14/05       10/1/06       10/1/05       10/1/06       10/1/05
                                                   to 3/31/07    to 9/30/06    to 3/31/07    to 9/30/06    to 3/31/07    to 9/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                    $    6,858    $    8,870    $    3,603    $    3,389    $   (2,252)   $   (4,517)
   Net Realized Gain (Loss) from Investments,
     Securities Sold Short, Futures Contracts,
     Written Options and Swap Contracts                26,463        (7,358)       90,249       125,159        50,468        58,444
   Net Realized Loss on Foreign Currency
     Transactions                                          --            (1)           (1)          (16)          (50)          (12)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Securities
     Sold Short, Futures Contracts, Written
     Options and Swap Contracts                        63,312        43,009        53,987       (19,635)       73,140       (15,531)
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                        2            (2)           --            --           (20)           --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations                                   96,635        44,518       147,838       108,897       121,286        38,384
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                           (9,931)       (5,836)       (4,319)       (3,393)           --            --
     Class I                                               (1)           --           (35)          (17)           --            --
     Class Y                                               --            --            --            --            --            --
     Net Realized Gains:
     Class A                                           (7,983)           --      (112,541)     (110,921)           --            --
     Class I                                               --            --        (1,420)       (1,326)           --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                  (17,915)       (5,836)     (118,315)     (115,657)           --            --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                      388,335     1,157,412       143,551       294,921       148,949       383,822
     Reinvestment of Dividends & Distributions         17,850         5,833       111,522       109,275            --            --
     Cost of Shares Redeemed                         (200,427)     (119,826)     (248,962)     (303,550)     (260,522)     (368,970)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                        205,758     1,043,419         6,111       100,646      (111,573)       14,852
------------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                          608            21         3,410         5,461         1,999         4,279
     Reinvestment of Dividends & Distributions              1            --         1,447         1,325            --            --
     Cost of Shares Redeemed                             (235)           --        (3,416)       (5,103)       (2,763)       (3,766)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                            374            21         1,441         1,683          (764)          513
------------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                           --            --            --            --            --            --
     Reinvestment of Dividends & Distributions             --            --            --            --            --            --
     Cost of Shares Redeemed                               --            --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class Y Transactions                             --            --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                  206,132     1,043,440         7,552       102,329      (112,337)       15,365
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets              284,852     1,082,122        37,075        95,569         8,949        53,749
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                         1,082,122            --     1,174,471     1,078,902     1,123,239     1,069,490
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                              $1,366,974    $1,082,122    $1,211,546    $1,174,471    $1,132,188    $1,123,239
------------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (ACCUMULATED NET INVESTMENT LOSS)
     INCLUDED IN NET ASSETS AT PERIOD END          $       72    $    3,146    $      404    $    1,155    $   (2,263)   $      (11)
====================================================================================================================================

---------------------------------------------------------------------------------------------------------
                                                         TAX-MANAGED                 SMALL/MID CAP
                                                       SMALL CAP FUND          DIVERSIFIED ALPHA FUND(3)
---------------------------------------------------------------------------------------------------------
                                                      10/1/06      10/1/05             12/20/06
                                                   to 3/31/07   to 9/30/06           to 3/31/07
---------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                      $    841     $    267              $   311
   Net Realized Gain (Loss) from Investments,
     Securities Sold Short, Futures Contracts,
     Written Options and Swap Contracts                14,770       22,010                 (273)
   Net Realized Loss on Foreign Currency
     Transactions                                          --           --                   --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Securities
     Sold Short, Futures Contracts, Written
     Options and Swap Contracts                        21,889       (7,197)               2,315
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                       --           --                   --
---------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations                                   37,500       15,080                2,353
---------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                           (1,068)          --                 (294)
     Class I                                               --           --                   --
     Class Y                                               --           --                   --
     Net Realized Gains:
     Class A                                          (23,058)     (15,044)                  --
     Class I                                               --           --                   --
---------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                  (24,126)     (15,044)                (294)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                       55,546       79,945               81,957
     Reinvestment of Dividends & Distributions         22,495       14,133                  294
     Cost of Shares Redeemed                          (28,794)     (49,300)              (3,579)
---------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                         49,247       44,778               78,672
---------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                           --           --                   --
     Reinvestment of Dividends & Distributions             --           --                   --
     Cost of Shares Redeemed                               --           --                   --
---------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                             --           --                   --
---------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                           --           --                   --
     Reinvestment of Dividends & Distributions             --           --                   --
     Cost of Shares Redeemed                               --           --                   --
---------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class Y Transactions                             --           --                   --
---------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                   49,247       44,778               78,672
---------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets               62,621       44,814               80,731
---------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                           314,333      269,519                   --
---------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                $376,954     $314,333              $80,731
---------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (ACCUMULATED NET INVESTMENT LOSS)
     INCLUDED IN NET ASSETS AT PERIOD END            $     71     $    298              $    17
=========================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        175

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2007 (Unaudited) and the year ended September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------

                                                                                               U.S. MANAGED          GLOBAL MANAGED
                                                                       MID-CAP FUND         VOLATILITY FUND      VOLATILITY FUND(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                10/1/06     10/1/05     10/1/06     10/1/05     10/1/06     7/27/06
                                                             to 3/31/07  to 9/30/06  to 3/31/07  to 9/30/06  to 3/31/07  to 9/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                       $    364    $    638    $  1,560    $  2,026    $  1,146     $   182
   Net Realized Gain (Loss) on Investments,
     Futures Contracts, Written Options
     and Swap Contracts                                           4,849       9,194       6,125       8,540       4,221         164
   Payment by Affiliate*                                             --          --          --          --          --          --
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                    --          --          --          --      (1,420)        380
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments,
     Futures Contracts, Written Options,
     Swap Contracts, and Swaptions                               12,871      (2,133)     25,066       8,060       7,431       2,173
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                                 --          --          --          --         (95)        265
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                    18,084       7,699      32,751      18,626      11,283       3,164
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                       (474)       (598)     (2,199)     (1,689)     (1,567)         --
     Class I                                                         --          --          --          --          --          --
   Net Realized Gains:
     Class A                                                     (6,793)     (6,634)     (8,410)     (2,511)       (675)         --
     Class I                                                         --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                             (7,267)     (7,232)    (10,609)     (4,200)     (2,242)         --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                                120,693      79,066     166,018     203,861     117,126      97,370
     Reinvestment of Dividends & Distributions                    6,108       6,635      10,407       4,138       2,216          --
     Cost of Shares Redeemed                                    (38,955)    (67,122)    (64,469)    (78,949)    (13,456)     (5,583)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                                   87,846      18,579     111,956     129,050     105,886      91,787
------------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                                     --          --          --          --          --          --
     Reinvestment of Dividends & Distributions                       --          --          --          --          --          --
     Cost of Shares Redeemed                                         --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                                       --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                             87,846      18,579     111,956     129,050     105,886      91,787
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                         98,663      19,046     134,098     143,476     114,927      94,951
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                                      90,208      71,162     303,523     160,047      94,951          --
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                          $188,871    $ 90,208    $437,621    $303,523    $209,878     $94,951
------------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (DISTRIBUTIONS IN EXCESS OF NET
     INVESTMENT INCOME) INCLUDED IN
     NET ASSETS AT PERIOD END                                  $     18    $    128  $       23    $    662    $    157     $   578
====================================================================================================================================

*     See Note 3 in Notes to Financial Statements.

(1) See Note 4 in the Notes to Financial Statements for additional information.

(2) The Global Managed Volatility and Enhanced Income Funds commenced operations on July 27, 2006.

(3)   Includes a payment by affiliate (see Note 3).

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
176        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

------------------------------------------------------------------------------------------------------------------------------------

                                                                                           REAL ESTATE              ENHANCED
                                                                                              FUND               INCOME FUND(3)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        10/1/06     10/1/05     10/1/06     7/27/06
                                                                                     to 3/31/07  to 9/30/06  to 3/31/07  to 9/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                               $  2,003    $  1,842    $ 10,033    $  2,057
   Net Realized Gain (Loss) on Investments,
     Futures Contracts, Written Options
     and Swap Contracts                                                                   6,207      10,236          16        (270)
   Payment by Affiliate*                                                                     --          --          --          --
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                                             2         (11)      1,071          --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments,
     Futures Contracts, Written Options,
     Swap Contracts, and Swaptions                                                       17,527      23,191         530         127
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                                                         --          --        (349)        406
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                            25,739      35,258      11,301       2,320
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                                             (2,647)     (2,763)    (12,902)         --
     Class I                                                                                 --          --          --          --
   Net Realized Gains:
     Class A                                                                            (10,114)     (3,510)         --          --
     Class I                                                                                 --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                    (12,761)     (6,273)    (12,902)         --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                                                        110,917     133,772     307,129     249,264
     Reinvestment of Dividends & Distributions                                           12,240       6,040      12,629          --
     Cost of Shares Redeemed                                                            (81,544)    (72,528)    (67,051)    (15,603)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                                                           41,613      67,284     252,707     233,661
------------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                                                             --          --          --          --
     Reinvestment of Dividends & Distributions                                               --          --          --          --
     Cost of Shares Redeemed                                                                 --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                                                               --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                                                     41,613      67,284     252,707     233,661
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                                 54,591      96,269     251,106     235,981
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                                                             192,674      96,405     235,981          --
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                                                  $247,265    $192,674    $487,087    $235,981
------------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (DISTRIBUTIONS IN EXCESS OF NET
     INVESTMENT INCOME) INCLUDED IN
     NET ASSETS AT PERIOD END                                                          $    (73)   $    571    $   (819)   $  2,050
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  CORE FIXED                    HIGH YIELD
                                                                                  INCOME FUND                    BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                              10/1/06        10/1/05         10/1/06        10/1/05
                                                                           to 3/31/07     to 9/30/06      to 3/31/07     to 9/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                   $  102,073    $   192,220(3)   $   46,680    $    88,943
   Net Realized Gain (Loss) on Investments,
     Futures Contracts, Written Options
     and Swap Contracts                                                        24,222        (64,436)          5,319        (35,255)
   Payment by Affiliate*                                                           --             --              --              3
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                                (856)        (1,028)             --             --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments,
     Futures Contracts, Written Options,
     Swap Contracts, and Swaptions                                             (3,200)        24,370          24,417         14,191
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                                              257           (434)             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                 122,496        150,692          76,416         67,882
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                                 (102,048)      (193,342)        (47,675)       (89,029)
     Class I                                                                     (317)          (551)             --             --
   Net Realized Gains:
     Class A                                                                       --        (13,424)             --             --
     Class I                                                                       --            (40)             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (102,365)      (207,357)        (47,675)       (89,029)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                                              518,022      1,114,502         241,608        483,558
     Reinvestment of Dividends & Distributions                                 96,339        194,414          43,841         81,500
     Cost of Shares Redeemed                                                 (570,008)    (1,053,127)       (160,162)    (1,075,121)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                                                 44,353        255,789         125,287       (510,063)
------------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                                                3,831          6,246              --             --
     Reinvestment of Dividends & Distributions                                    317            589              --             --
     Cost of Shares Redeemed                                                   (4,268)        (5,605)             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                                                   (120)         1,230              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                                           44,233        257,019         125,287       (510,063)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                       64,364        200,354         154,028       (531,210)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                                                 4,307,344      4,106,990       1,068,711      1,599,921
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                                      $4,371,708    $ 4,307,344      $1,222,739    $ 1,068,711
------------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (DISTRIBUTIONS IN EXCESS OF NET
     INVESTMENT INCOME) INCLUDED IN
     NET ASSETS AT PERIOD END                                              $     (740)   $      (448)     $     (780)   $       215
====================================================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        177

Financial Highlights

For the period ended March 31, 2007 and the years ended September 30, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods

-------------------------------------------------------------------------------------------------------
                                                                       Net
                                                                  Realized
                                                                       and
                                    Net Asset         Net       Unrealized                   Dividends
                                       Value,  Investment            Gains                    from Net
                                    Beginning      Income      (Losses) on      Total from  Investment
                                    of Period      (Loss)       Securities      Operations      Income
-------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND

   Class A
      2007*                            $23.54      $ 0.21(1)        $ 1.91(1)       $ 2.12      $(0.29)
      2006                              22.45        0.37(1)          2.41(1)         2.78       (0.37)
      2005                              19.80        0.35(1)          2.76(1)         3.11       (0.34)
      2004                              16.81        0.30(1)          2.99(1)         3.29       (0.30)
      2003                              13.94        0.25(1)          2.86(1)         3.11       (0.24)
      2002                              17.39        0.21            (3.26)          (3.05)      (0.21)
   Class I
      2007*                            $23.52      $ 0.18(1)        $ 1.91(1)       $ 2.09      $(0.25)
      2006                              22.43        0.31(1)          2.42(1)         2.73       (0.32)
      2005                              19.78        0.29(1)          2.77(1)         3.06       (0.29)
      2004                              16.80        0.25(1)          2.98(1)         3.23       (0.25)
      2003                              13.94        0.21(1)          2.86(1)         3.07       (0.21)
      2002                              17.39        0.19            (3.28)          (3.09)      (0.17)

LARGE CAP GROWTH FUND

   Class A
      2007*                            $19.95      $ 0.03(1)        $ 1.28(1)       $ 1.31      $(0.03)
      2006                              19.23        0.04(1)          0.71(1)         0.75       (0.03)
      2005                              17.13        0.09(1)          2.09(1)         2.18       (0.08)
      2004                              15.77       (0.01)(1)         1.37(1)         1.36          --
      2003                              12.97          --(1)          2.81(1)         2.81          --
      2002                              16.73       (0.04)(1)        (3.72)(1)       (3.76)         --
   Class I
      2007*                            $19.75      $   --(1)        $ 1.26(1)       $ 1.26      $   --
      2006                              19.04       (0.01)(1)         0.72(1)         0.71          --
      2005                              17.00        0.04(1)          2.07(1)         2.11       (0.07)
      2004                              15.68       (0.05)(1)         1.37(1)         1.32          --
      2003                              12.92       (0.03)(1)         2.79(1)         2.76          --**
      2002                              16.72       (0.07)(1)        (3.73)(1)       (3.80)         --

TAX-MANAGED LARGE CAP FUND

   Class A
      2007*                            $12.68      $ 0.07(1)        $ 0.91(1)       $ 0.98      $(0.09)
      2006                              11.78        0.11(1)          0.90(1)         1.01       (0.11)
      2005                              10.41        0.12(1)          1.37(1)         1.49       (0.12)
      2004                               9.20        0.08(1)          1.21(1)         1.29       (0.08)
      2003                               7.50        0.08(1)          1.70(1)         1.78       (0.08)
      2002                               9.49        0.06            (1.98)          (1.92)      (0.07)
   Class Y
      2007*                            $12.79      $ 0.09(1)        $ 0.93(1)       $ 1.02      $(0.10)
      2006                              11.86        0.15(1)          0.89(1)         1.04       (0.11)
      2005                              10.45        0.16(1)          1.38(1)         1.54       (0.13)
      2004                               9.21        0.12(1)          1.20(1)         1.32       (0.08)
      2003                               7.50        0.10(1)          1.71(1)         1.81       (0.10)
      2002(4)                           10.45        0.05            (2.98)          (2.93)      (0.02)

LARGE CAP DIVERSIFIED ALPHA FUND

   Class A
      2007*                            $10.38      $ 0.06(1)        $ 0.86(1)       $ 0.92      $(0.09)
      2006(2)                           10.00        0.10(1)          0.34(1)         0.44       (0.06)
   Class I
      2007*                            $10.38      $ 0.04(1)        $ 0.87(1)       $ 0.91      $(0.08)
      2006(3)                           10.28        0.01(1)          0.09(1)         0.10          --

---------------------------------------------------------------------------------------------------
                              Distributions                      Total
                                       from                 Dividends,
                                   Realized              Distributions    Net Asset
                                    Capital      Return     and Return   Value, End        Total
                                      Gains  of Capital     of Capital    of Period      Return+
---------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND

   Class A
      2007*                         $(2.26)     $   --         $(2.55)      $23.11         9.30%
      2006                           (1.32)         --          (1.69)       23.54        13.42
      2005                           (0.12)         --          (0.46)       22.45        15.87
      2004                              --          --          (0.30)       19.80        19.66
      2003                              --          --          (0.24)       16.81        22.55
      2002                           (0.19)         --          (0.40)       13.94       (18.06)
   Class I
      2007*                         $(2.26)     $   --         $(2.51)      $23.10         9.16%
      2006                           (1.32)         --          (1.64)       23.52        13.16
      2005                           (0.12)         --          (0.41)       22.43        15.61
      2004                              --          --          (0.25)       19.78        19.33
      2003                              --          --          (0.21)       16.80        22.17
      2002                           (0.19)         --          (0.36)       13.94       (18.24)

LARGE CAP GROWTH FUND

   Class A
      2007*                         $   --      $   --         $(0.03)      $21.23         6.59%
      2006                              --          --          (0.03)       19.95         3.92
      2005                              --          --          (0.08)       19.23        12.75
      2004                              --          --             --        17.13         8.62
      2003                              --       (0.01)         (0.01)       15.77        21.66
      2002                              --          --             --        12.97       (22.47)
   Class I
      2007*                         $   --      $   --         $   --       $21.01         6.40%
      2006                              --          --             --        19.75         3.73
      2005                              --          --          (0.07)       19.04        12.42
      2004                              --          --             --        17.00         8.42
      2003                              --          --             --**      15.68        21.37
      2002                              --          --             --        12.92       (22.73)

TAX-MANAGED LARGE CAP FUND

   Class A
      2007*                         $   --      $   --         $(0.09)      $13.57         7.76%
      2006                              --          --          (0.11)       12.68         8.58
      2005                              --          --          (0.12)       11.78        14.40
      2004                              --          --          (0.08)       10.41        14.05
      2003                              --          --          (0.08)        9.20        23.84
      2002                              --          --          (0.07)        7.50       (20.44)
   Class Y
      2007*                         $   --      $   --         $(0.10)      $13.71         7.97%
      2006                              --          --          (0.11)       12.79         8.83
      2005                              --          --          (0.13)       11.86        14.78
      2004                              --          --          (0.08)       10.45        14.41
      2003                              --          --          (0.10)        9.21        24.26
      2002(4)                           --          --          (0.02)        7.50       (28.05)

LARGE CAP DIVERSIFIED ALPHA FUND

   Class A
      2007*                         $(0.08)     $   --         $(0.17)      $11.13         8.87%
      2006(2)                           --          --          (0.06)       10.38         4.44

   Class I
      2007*                         $(0.08)     $   --         $(0.16)      $11.13         8.73%
      2006(3)                           --          --             --        10.38         0.97

-----------------------------------------------------------------------------------------------------------------------------
                                                                                       Ratio of
                                                                    Ratio of           Expenses
                                                                    Expenses         to Average      Ratio of Net
                                                                  to Average         Net Assets        Investment
                                                      Ratio of    Net Assets         (Excluding            Income
                                       Net Assets     Expenses    (Excluding          Fees Paid            (Loss)  Portfolio
                                    End of Period   to Average     Fees Paid         Indirectly        to Average   Turnover
                                     ($Thousands)   Net Assets   Indirectly)       and Waivers)        Net Assets      Rate+
-----------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND

   Class A
      2007*                            $3,709,513         0.86%         0.86%              0.97%             1.77%        16%
      2006                              3,762,101         0.86          0.87               0.97              1.67         58
      2005                              4,230,717         0.86          0.86               0.97              1.63         44
      2004                              4,153,475         0.85          0.85               0.97              1.59         46
      2003                              3,527,686         0.85          0.85               0.97              1.61        106
      2002                              2,896,977         0.85          0.85               0.97              1.23         41
   Class I
      2007*                            $   33,192         1.11%         1.12%              1.22%             1.52%        16%
      2006                                 31,308         1.11          1.12               1.22              1.40         58
      2005                                 24,735         1.11          1.11               1.22              1.37         44
      2004                                 20,180         1.10          1.10               1.22              1.33         46
      2003                                  9,086         1.10          1.10               1.22              1.36        106
      2002                                  6,175         1.10          1.10               1.22              1.01         41

LARGE CAP GROWTH FUND

   Class A
      2007*                            $3,377,807         0.86%         0.87%              1.02%             0.30%        24%
      2006                              3,387,749         0.86          0.87               1.02              0.18         89
      2005                              4,004,347         0.86          0.86               1.02              0.47         52
      2004                              3,846,240         0.85          0.85               1.02             (0.03)        36
      2003                              3,564,487         0.85          0.85               1.02              0.02         72
      2002                              2,904,802         0.85          0.85               1.02             (0.21)        62
   Class I
      2007*                            $   27,920         1.11%         1.12%              1.27%             0.05%        24%
      2006                                 27,780         1.11          1.12               1.27             (0.07)        89
      2005                                 29,689         1.11          1.11               1.27              0.22         52
      2004                                 28,431         1.10          1.10               1.27             (0.28)        36
      2003                                 12,323         1.10          1.10               1.27             (0.24)        72
      2002                                  7,934         1.10          1.10               1.27             (0.41)        62

TAX-MANAGED LARGE CAP FUND

   Class A
      2007*                            $2,633,989         0.86%         0.86%              1.02%             1.02%        26%
      2006                              2,373,507         0.86          0.87               1.02              0.91         65
      2005                              2,172,885         0.86          0.86               1.02              1.08         31
      2004                              1,977,883         0.85          0.85               1.02              0.83         29
      2003                              1,757,292         0.85          0.85               1.02              0.85         99
      2002                              1,436,467         0.85          0.85               1.03              0.65         80
   Class Y
      2007*                            $    4,684         0.56%         0.56%              0.72%             1.32%        26%
      2006                                  4,558         0.56          0.57               0.72              1.21         65
      2005                                  5,067         0.56          0.56               0.72              1.39         31
      2004                                  4,909         0.55          0.55               0.72              1.13         29
      2003                                  3,834         0.55          0.55               0.72              1.17         99
      2002(4)                               2,631         0.55          0.55               0.72              1.03         80

LARGE CAP DIVERSIFIED ALPHA FUND

   Class A
      2007*                            $1,336,562         1.03%(11)     1.03%(11)          1.09%             1.11%        42%
      2006(2)                           1,082,101         1.09+++       1.09+++            1.16              1.18         72

   Class I
      2007*                            $      412         1.26%(11)     1.26%(11)          1.33%             0.70%        42%
      2006(3)                                  21         1.08+++       1.08+++            1.15              1.12         72


--------------------------------------------------------------------------------
178        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

------------------------------------------------------------------------------------------------------
                                                                      Net
                                                                 Realized
                                                                      and
                                    Net Asset         Net      Unrealized                   Dividends
                                       Value,  Investment           Gains                    from Net
                                    Beginning      Income     (Losses) on     Total from   Investment
                                    of Period      (Loss)      Securities     Operations       Income
------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND

   Class A
      2007*                            $21.28      $ 0.07(1)       $ 2.67(1)      $ 2.74       $(0.08)
      2006                              21.58        0.05(1)         1.97(1)        2.02        (0.06)
      2005                              20.74        0.06(1)         4.02(1)        4.08        (0.05)
      2004                              17.45        0.03(1)         4.32(1)        4.35        (0.06)
      2003                              13.99        0.08(1)         3.91(1)        3.99        (0.09)
      2002                              15.66        0.08           (0.21)         (0.13)       (0.09)
   Class I
      2007*                            $21.21      $ 0.04(1)       $ 2.66(1)      $ 2.70       $(0.05)
      2006                              21.52          --(1)         1.98(1)        1.98        (0.03)
      2005                              20.71       (0.01)(1)        4.03(1)        4.02        (0.02)
      2004                              17.44       (0.02)(1)        4.31(1)        4.29        (0.02)
      2003                              13.99        0.04(1)         3.90(1)        3.94        (0.05)
      2002(5)                           16.47        0.02           (2.49)         (2.47)       (0.01)

SMALL CAP GROWTH FUND

   Class A
      2007*                            $18.56      $(0.04)(1)      $ 2.10(1)      $ 2.06       $   --
      2006                              17.86       (0.07)(1)        0.77(1)        0.70           --
      2005                              15.14       (0.10)(1)        2.82(1)        2.72           --
      2004                              14.11       (0.10)(1)        1.13(1)        1.03           --
      2003                               9.62       (0.08)(1)        4.57(1)        4.49           --
      2002                              12.35       (0.09)(1)       (2.64)(1)      (2.73)          --
   Class I
      2007*                            $18.32      $(0.06)(1)      $ 2.06(1)      $ 2.00       $   --
      2006                              17.67       (0.12)(1)        0.77(1)        0.65           --
      2005                              15.02       (0.14)(1)        2.79(1)        2.65           --
      2004                              14.03       (0.14)(1)        1.13(1)        0.99           --
      2003                               9.59       (0.11)(1)        4.55(1)        4.44           --
      2002                              12.35       (0.08)(1)       (2.68)(1)      (2.76)          --

TAX-MANAGED SMALL CAP FUND

   Class A
      2007*                            $13.10      $ 0.03(1)       $ 1.47(1)      $ 1.50       $(0.04)
      2006                              13.13        0.01(1)         0.68(1)        0.69           --
      2005                              11.63       (0.02)(1)        2.36(1)        2.34           --
      2004                              10.00       (0.04)(1)        1.67(1)        1.63           --
      2003                               7.54       (0.02)(1)        2.48(1)        2.46           --
      2002                               8.15       (0.01)          (0.60)         (0.61)          --

SMALL/MID CAP DIVERSIFIED ALPHA FUND

   Class A
      2007(9)*                         $10.00      $  0.04(1)      $ 0.26(1)      $ 0.30       $(0.04)

------------------------------------------------------------------------------------------
                                    Distributions
                                             from           Total
                                         Realized       Dividends    Net Asset
                                          Capital             and   Value, End     Total
                                            Gains   Distributions    of Period   Return+
------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND

   Class A
      2007*                                $(2.15)         $(2.23)      $21.79     13.17%
      2006                                  (2.26)          (2.32)       21.28     10.34
      2005                                  (3.19)          (3.24)       21.58     21.21
      2004                                  (1.00)          (1.06)       20.74     25.67
      2003                                  (0.44)          (0.53)       17.45     29.28
      2002                                  (1.45)          (1.54)       13.99     (2.20)
   Class I
      2007*                                $(2.15)         $(2.20)      $21.71     13.02%
      2006                                  (2.26)          (2.29)       21.21     10.11
      2005                                  (3.19)          (3.21)       21.52     20.88
      2004                                  (1.00)          (1.02)       20.71     25.29
      2003                                  (0.44)          (0.49)       17.44     28.91
      2002(5)                                  --           (0.01)       13.99    (14.99)

SMALL CAP GROWTH FUND

   Class A
      2007*                                $   --          $   --       $20.62     11.10%
      2006                                     --              --        18.56      3.92
      2005                                     --              --        17.86     17.97
      2004                                     --              --        15.14      7.30
      2003                                     --              --        14.11     46.67
      2002                                     --              --         9.62    (22.11)
   Class I
      2007*                                $   --          $   --       $20.32     10.92%
      2006                                     --              --        18.32      3.68
      2005                                     --              --        17.67     17.64
      2004                                     --              --        15.02      7.06
      2003                                     --              --        14.03     46.30
      2002                                     --              --         9.59    (22.35)

TAX-MANAGED SMALL CAP FUND

   Class A
      2007*                                $(0.94)         $(0.98)      $13.62     11.61%
      2006                                 $(0.72)          (0.72)       13.10      5.50
      2005                                  (0.84)          (0.84)       13.13     20.80
      2004                                     --              --        11.63     16.30
      2003                                     --              --        10.00     32.63
      2002                                     --              --         7.54     (7.48)
SMALL/MID CAP DIVERSIFIED
ALPHA FUND
   Class A
      2007(9)*                             $   --          $(0.04)      $10.26      2.98%

---------------------------------------------------------------------------------------------------------------------------
                                                                                       Ratio of
                                                                     Ratio of          Expenses
                                                                     Expenses        to Average   Ratio of Net
                                                                   to Average        Net Assets     Investment
                                                       Ratio of    Net Assets        (Excluding         Income
                                        Net Assets     Expenses    (Excluding         Fees Paid         (Loss)   Portfolio
                                     End of Period   to Average     Fees Paid        Indirectly     to Average    Turnover
                                      ($Thousands)   Net Assets   Indirectly)      and Waivers)     Net Assets       Rate+
---------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND

   Class A
      2007*                             $1,195,414         1.11%         1.13%             1.27%          0.60%         48%
      2006                               1,160,178         1.11          1.13              1.27           0.31          72
      2005                               1,066,189         1.11          1.11              1.27           0.27          71
      2004                                 942,037         1.10          1.10              1.27           0.17          89
      2003                                 795,501         1.10          1.10              1.27           0.52          99
      2002                                 691,668         1.10          1.10              1.27           0.46          48
   Class I
      2007*                             $   16,132         1.36%         1.38%             1.52%          0.35%         48%
      2006                                  14,293         1.36          1.38              1.52           0.06          72
      2005                                  12,713         1.36          1.36              1.52          (0.03)         71
      2004                                   7,400         1.35          1.35              1.52          (0.09)         89
      2003                                   2,572         1.35          1.35              1.52           0.23          99
      2002(5)                                  727         1.35          1.35              1.52           0.21          48

SMALL CAP GROWTH FUND

   Class A
      2007*                             $1,119,756         1.11%         1.13%             1.27%         (0.39)%        77%
      2006                               1,111,329         1.11          1.13              1.27          (0.40)         99
      2005                               1,058,413         1.11          1.11              1.27          (0.60)        116
      2004                                 970,759         1.10          1.10              1.27          (0.63)        124
      2003                                 875,906         1.10          1.10              1.27          (0.66)        166
      2002                                 606,999         1.10          1.10              1.27          (0.69)        156
   Class I
      2007*                             $   12,432         1.36%         1.38%             1.52%         (0.64)%        77%
      2006                                  11,910         1.36          1.38              1.52          (0.65)         99
      2005                                  11,077         1.36          1.36              1.52          (0.85)        116
      2004                                   8,530         1.35          1.35              1.52          (0.90)        124
      2003                                   5,339         1.35          1.35              1.52          (0.91)        166
      2002                                   1,879         1.35          1.35              1.53          (0.71)        156

TAX-MANAGED SMALL CAP FUND

   Class A
      2007*                             $  376,954         1.11%         1.14%             1.27%          0.48%         37%
      2006                                 314,333         1.11          1.14              1.27           0.09          73
      2005                                 269,519         1.11          1.11              1.27          (0.17)         99
      2004                                 214,859         1.10          1.10              1.27          (0.31)         86
      2003                                 181,773         1.10          1.10              1.27          (0.21)        142
      2002                                 143,764         1.10          1.10              1.26          (0.21)         86

SMALL/MID CAP DIVERSIFIED ALPHA FUND

   Class A
      2007(9)*                          $   80,731         1.22%(12)     1.22%(12)         1.26%          1.47%         28%


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        179

Financial Highlights

For the period ended March 31, 2007 and the years ended September 30, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------------
                                                Net
                                           Realized
                                                and                              Distributions
              Net Asset                  Unrealized                   Dividends           from           Total
                 Value,         Net           Gains                    from Net       Realized       Dividends   Net Asset
              Beginning  Investment     (Losses) on      Total from  Investment        Capital             and  Value, End    Total
              of Period      Income      Securities      Operations      Income          Gains   Distributions   of Period  Return+
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP FUND

   Class A
     2007*       $20.40       $0.06(1)       $ 3.00(1)       $ 3.06      $(0.08)        $(1.54)         $(1.62)     $21.84    15.41%
     2006         20.29        0.14(1)         1.49(1)         1.63       (0.12)         (1.40)          (1.52)      20.40     8.50
     2005         17.84        0.06(1)         4.61(1)         4.67       (0.06)         (2.16)          (2.22)      20.29    28.15
     2004         14.96        0.09(1)         3.19(1)         3.28       (0.11)         (0.29)          (0.40)      17.84    22.23
     2003         11.74        0.11(1)         3.25(1)         3.36       (0.08)         (0.06)          (0.14)      14.96    28.92
     2002         12.19        0.06           (0.46)(10)      (0.40)      (0.05)            --           (0.05)      11.74    (3.34)

U.S. MANAGED VOLATILITY  FUND

   Class A
     2007*       $12.02       $0.06(1)        $1.12(1)        $1.18      $(0.08)        $(0.32)         $(0.40)     $12.80    10.01%
     2006         11.41        0.10(1)         0.75(1)         0.85       (0.09)         (0.15)          (0.24)      12.02     7.64
     2005(6)      10.00        0.10(1)         1.39(1)         1.49       (0.08)            --**         (0.08)      11.41    14.94

GLOBAL MANAGED VOLATILITY FUND

   Class A
     2007*       $10.37       $0.09(1)        $0.83(1)        $0.92      $(0.11)        $(0.06)         $(0.17)     $11.12     8.90%
     2006(7)      10.00        0.02(1)         0.35(1)         0.37          --             --              --       10.37     3.70

REAL ESTATE FUND

   Class A
     2007*       $18.43       $0.19(1)        $2.27(1)        $2.46      $(0.23)        $(0.93)         $(1.16)     $19.73    13.57%
     2006         14.86        0.23(1)         4.15(1)         4.38       (0.36)         (0.45)          (0.81)      18.43    30.44
     2005         11.89        0.27(1)         3.22(1)         3.49       (0.26)         (0.26)          (0.52)      14.86    29.97
     2004(8)      10.00        0.21(1)         1.85(1)         2.06       (0.17)            --           (0.17)      11.89    20.82

ENHANCED INCOME FUND

   Class A
     2007*       $10.11       $0.28(1)        $0.05(1)        $0.33      $(0.35)        $   --          $(0.35)     $10.09     3.22%
     2006(7)      10.00        0.10(1)         0.01(1)         0.11          --             --              --       10.11     1.10

--------------------------------------------------------------------------------------------
                                                          Ratio of
                                            Ratio of      Expenses
                                            Expenses    to Average
                                          to Average    Net Assets  Ratio of Net
                               Ratio of   Net Assets    (Excluding    Investment
                 Net Assets    Expenses   (Excluding     Fees Paid        Income  Portfolio
              End of Period  to Average    Fees Paid    Indirectly    to Average   Turnover
               ($Thousands)  Net Assets  Indirectly)  and Waivers)    Net Assets      Rate+
--------------------------------------------------------------------------------------------
MID-CAP FUND

   Class A
     2007*         $188,871        1.01%        1.01%         1.02%         0.53%        54%
     2006            90,208        1.01         1.01          1.03          0.67        135
     2005            71,162        1.01         1.01          1.03          0.30        137
     2004            53,642        1.00         1.00          1.02          0.53        121
     2003            41,502        1.00         1.00          1.03          0.86        109
     2002            25,499        1.00         1.00          1.02          0.39        222

U.S. MANAGED VOLATILITY FUND

   Class A
     2007*         $437,621        1.11%        1.11%         1.27%         0.89%        55%
     2006           303,523        1.11         1.11          1.27          0.91        133
     2005(6)        160,047        1.11         1.11          1.27          1.03        102

GLOBAL MANAGED VOLATILITY FUND

   Class A
     2007*         $209,878        1.10%        1.10%         1.31%         1.63%        71%
     2006(7)         94,951        1.10         1.10          1.30          1.22         13

REAL ESTATE FUND

   Class A
     2007*         $247,265        1.11%        1.12%         1.27%         1.73%        35%
     2006           192,674        1.11         1.12          1.27          1.39         65
     2005            96,405        1.11         1.11          1.27          1.95         58
     2004(8)         35,008        1.10         1.10          1.30          2.20         98

ENHANCED INCOME FUND

   Class A
     2007*         $487,087        0.60%        0.60%         1.02%         5.62%        15%
     2006(7)        235,981        0.60         0.60          1.10          5.54         70


--------------------------------------------------------------------------------
180        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                Net
                                           Realized
                                                and                              Distributions
              Net Asset                  Unrealized                   Dividends           from           Total
                 Value,         Net           Gains                    from Net       Realized       Dividends   Net Asset
              Beginning  Investment     (Losses) on      Total from  Investment        Capital             and  Value, End    Total
              of Period      Income      Securities      Operations      Income          Gains   Distributions   of Period  Return+
------------------------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND

   Class A
     2007*       $10.29       $0.25(1)       $ 0.05(1)        $0.30      $(0.25)        $   --          $(0.25)     $10.34     2.91%
     2006         10.44        0.47(1)        (0.11)(1)        0.36       (0.48)         (0.03)          (0.51)      10.29     3.60
     2005         10.65        0.40(1)        (0.11)(1)        0.29       (0.41)         (0.09)          (0.50)      10.44     2.83
     2004         10.71        0.37(1)         0.08(1)         0.45       (0.38)         (0.13)          (0.51)      10.65     4.38
     2003         10.67        0.40(1)         0.28(1)         0.68       (0.42)         (0.22)          (0.64)      10.71     6.63
     2002         10.75        0.52            0.08            0.60       (0.52)         (0.16)          (0.68)      10.67     5.89
   Class I
     2007*       $10.29       $0.23(1)       $ 0.04(1)        $0.27      $(0.23)        $   --          $(0.23)     $10.33     2.78%
     2006         10.43        0.45(1)        (0.11)(1)        0.34       (0.45)         (0.03)          (0.48)      10.29     3.44
     2005         10.65        0.38(1)        (0.12)(1)        0.26       (0.39)         (0.09)          (0.48)      10.43     2.48
     2004         10.71        0.34(1)         0.09(1)         0.43       (0.36)         (0.13)          (0.49)      10.65     4.12
     2003         10.67        0.37(1)         0.28(1)         0.65       (0.39)         (0.22)          (0.61)      10.71     6.37
     2002         10.76        0.49            0.07            0.56       (0.49)         (0.16)          (0.65)      10.67     5.53

HIGH YIELD BOND FUND

   Class A
     2007*        $8.38       $0.35(1)       $ 0.22(1)        $0.57      $(0.35)        $   --          $(0.35)     $ 8.60     6.94%
     2006          8.50        0.65(1)        (0.12)(1)        0.53       (0.65)            --           (0.65)       8.38     6.51
     2005          8.58        0.64(1)        (0.08)(1)        0.56       (0.64)            --           (0.64)       8.50     6.71
     2004          8.37        0.67(1)         0.21(1)         0.88       (0.67)            --           (0.67)       8.58    10.84
     2003          7.60        0.68(1)         0.77(1)         1.45       (0.68)            --           (0.68)       8.37    19.88
     2002          7.86        0.70           (0.26)           0.44       (0.70)            --           (0.70)       7.60     5.45

------------------------------------------------------------------------------------------------
                                                              Ratio of
                                              Ratio of        Expenses
                                              Expenses      to Average
                                            to Average      Net Assets  Ratio of Net
                               Ratio of     Net Assets      (Excluding    Investment
                 Net Assets    Expenses     (Excluding       Fees Paid        Income  Portfolio
              End of Period  to Average      Fees Paid      Indirectly    to Average   Turnover
               ($Thousands)  Net Assets    Indirectly)    and Waivers)    Net Assets      Rate+
------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND

   Class A
     2007*       $4,357,728        0.64%          0.64%           0.84%         4.78%       201%
     2006         4,293,309        0.63           0.63            0.84          4.62        478
     2005         4,094,011        0.61           0.61            0.84          3.83        557
     2004         4,067,065        0.61***        0.61***         0.84          3.52        430
     2003         3,823,429        0.60           0.60            0.84          3.77        470
     2002         3,686,946        0.60           0.60            0.84          4.96        379
   Class I
     2007*       $   13,980        0.89%          0.89%           1.09%         4.54%       201%
     2006            14,035        0.88           0.88            1.09          4.37        478
     2005            12,979        0.86           0.86            1.09          3.60        557
     2004            10,420        0.86***        0.86***         1.09          3.25        430
     2003             5,931        0.85           0.85            1.09          3.46        470
     2002             4,268        0.85           0.85            1.09          4.52        379

HIGH YIELD BOND FUND

   Class A
     2007*       $1,222,739        0.86%          0.86%           1.12%         8.14%        55%
     2006         1,068,711        0.86           0.86            1.12          7.69        126
     2005         1,599,921        0.86           0.86            1.12          7.46        132
     2004         1,197,554        0.85           0.85            1.11          7.84        179
     2003           976,659        0.85           0.85            1.12          8.50        129
     2002           745,525        0.85           0.85            1.12          8.67        126

  + Returns and turnover rates are for the period indicated and have not been annualized.

 +++ The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 0.75% for Class A and Class I Shares, respectively.

  * For the six month period ended March 31, 2007. All ratios for the period have been annualized

 **   Amount represents less than $0.01.

*** The expense ratio includes the litigation fees paid (see Note 9). Had these fees been excluded the ratio would have been 0.60% and 0.85% for Class A and Class I, respectively.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) Commenced operations on December 14, 2005. All ratios for the period have been annualized.

(3) Commenced operations on September 14, 2006. All ratios for the period have been annualized.

(4) Commenced operations on April 8, 2002. All ratios for the period have been annualized.

(5) Commenced operations on February 11, 2002. All ratios for the period have been annualized.

(6) Commenced operations on October 28, 2004. All ratios for the period have been annualized.

(7) Commenced operations on July 27, 2006. All ratios for the period have been annualized.

(8) Commenced operations on November 13, 2003. All ratios for the period have been annualized.

(9)   Commenced operations on December 20, 2006. All ratios have been anualized.

(10) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(11) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 1.21% for Class A and Class I Shares, respectively.

(12) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 1.21%.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        181

Notes to Financial Statements (Unaudited)

March 31, 2007

1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 16 Funds: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer Class A shares of the Funds, Class I shares of the Large Cap Value, Large Cap Growth, Large Cap Diversified Alpha, Small Cap Value, Small Cap Growth, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds, and Class Y shares of Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

As of March 31, 2007, the Real Return Plus Fund has not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator noti-fies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.


--------------------------------------------------------------------------------
182        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. Tri-Party Repurchase agreements purchased as collateral for securities on loan are maintained by the securities lending agent (see Note 7). If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS -- The Core Fixed Income Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no reverse repurchase agreements outstanding as of March 31, 2007.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with US Bank (formerly Wachovia Bank NA), the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with US Bank on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Small Cap Growth, Global Managed Volatility, Enhanced Income and Core Fixed Income Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Core Fixed Income Fund may also engage in currency transactions to enhance the Fund's returns. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Small Cap Growth and Core Fixed Income Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. At the period ended March 31, 2007, the Small Cap Growth Fund did not have any forward foreign currency contracts outstanding.

FUTURES CONTRACTS -- All Funds, with the exception of the Real Estate and High Yield Bond Funds, utilized futures contracts during the period ended March 31, 2007. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund's returns. Initial margin deposits of cash or


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        183

March 31, 2007

securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

OPTION WRITING/PURCHASING -- Each Fund may invest in financial option contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Core Fixed Income Fund may also invest in financial option contracts to enhance the Fund's returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Core Fixed Income Fund had option contracts as of March 31, 2007 as disclosed in the Fund's Schedule of Investments.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

Written option transactions entered into during the six month period ended March 31, 2007 are summarized as follows:

----------------------------------------------------------------------------------------------
                                       Large Cap Diversified Alpha       Core Fixed Income
----------------------------------------------------------------------------------------------
                                       Number of           Premium   Number of        Premium
                                       Contracts      ($Thousands)   Contracts   ($Thousands)
----------------------------------------------------------------------------------------------
Balance at the beginning of period           131          $ 71           1,511     $    864
Written                                       --            --           2,740        1,134
Expired                                     (131)          (71)         (1,471)        (828)
Closing Buys                                  --            --            (770)        (296)
----------------------------------------------------------------------------------------------
Balance at the end of period                  --          $ --           2,010     $    874
==============================================================================================

At March 31, 2007, the Core Fixed Income Funds had cash and/or securities at least equal to the value of written options.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund's exposure to interest rates. Payments received or made are recorded as realized gains or loss. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Fund's portfolio. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or


--------------------------------------------------------------------------------
184        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007
duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

RESTRICTED SECURITIES -- At March 31, 2007, the following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2007, were as follows:

                                  NUMBER   ACQUISITION   RIGHT TO ACQUIRE           COST   MARKET VALUE   % OF NET
                               OF SHARES          DATE               DATE   ($THOUSANDS)   ($THOUSANDS)     ASSETS
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
   BJ's Restaurants               83,600      03/10/05           03/10/05         $1,296         $1,766       0.16%
   North American Oil Sands      300,000      05/30/06           05/30/06          3,277          3,121       0.28
   Parkervision Warrants          17,500      06/20/05           06/20/05             36             81       0.01
   Synenco Energy                 37,852      08/19/05           08/19/05            438            390       0.03
   Spatialight                   100,000      01/12/06           01/12/06            262             38       0.00
                                                                                  ------         ------     ------
                                                                                  $5,309         $5,396       0.48%
                                                                                  ======         ======     ======


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        185

March 31, 2007

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Enhanced Income and Real Estate Funds; are declared and paid annually for the Global Managed Volatility Fund; and declared daily and paid monthly for the Core Fixed Income and High Yield Bond Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

The Large Cap Value, Large Cap Diversified Alpha, Small Cap Value, Tax-Managed Small Cap, Mid-Cap and U.S. Managed Volatility Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

INVESTMENTS IN REITs -- With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap Class A, Large Cap Diversified Alpha, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income and High Yield Bond Funds; 0.15% of average daily net assets of the Tax-Managed Large Cap Class Y; and 0.28% of the average daily net assets of the Core Fixed Income Fund. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of short sale expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

--------------------------------------------------------------------------------
                                                                      Voluntary
                                                         Advisory       Expense
                                                             Fees   Limitations
--------------------------------------------------------------------------------
Large Cap Value Fund, Class A                              0.3500%       0.8600%
Large Cap Value Fund, Class I                              0.3500        1.1100
Large Cap Growth Fund, Class A                             0.4000        0.8600
Large Cap Growth Fund, Class I                             0.4000        1.1100
Tax-Managed Large Cap Fund, Class A                        0.4000        0.8600
Tax-Managed Large Cap Fund, Class Y                        0.4000        0.5600
Large Cap Diversified Alpha Fund, Class A                  0.4000        0.9500
Large Cap Diversified Alpha Fund, Class I                  0.4000        1.2000
Small Cap Value Fund, Class A                              0.6500        1.1100
Small Cap Value Fund, Class I                              0.6500        1.3600
Small Cap Growth Fund, Class A                             0.6500        1.1100
Small Cap Growth Fund, Class I                             0.6500        1.3600
Tax-Managed Small Cap Fund, Class A                        0.6500        1.1100
Small/Mid Cap Diversified Alpha Fund,Class A               0.7500        1.2000
Mid-Cap Fund, Class A                                      0.4000        1.0100
U.S. Managed Volatility Fund, Class A                      0.6500        1.1100
Global Managed Volatility Fund, Class A                    0.6500        1.1000
Real Estate Fund, Class A                                  0.6500        1.1100
Enhanced Income Fund, Class A                              0.4000        0.6000
Core Fixed Income Fund, Class A                            0.2750        0.6400
Core Fixed Income Fund, Class I                            0.2750        0.8900
High Yield Bond Fund, Class A                              0.4875        0.8600

As of March 31, 2007, SIMC has entered into investment sub-advisory agreements with the following parties:

--------------------------------------------------------------------------------
Investment Sub-Adviser
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND

Alliance Bernstein LP
Aronson + Johnson + Ortiz, LP
Enhanced Investment Technologies, LLC
LSV Asset Management

LARGE CAP GROWTH FUND

Delaware Management Company
Enhanced Investment Technologies, LLC
Goldman Sachs Asset Management, L.P.
Montag and Caldwell, Inc.
Quantitative Management Associates LLC

TAX-MANAGED LARGE CAP FUND

Alliance Bernstein LP
Aronson + Johnson + Ortiz, LP
Delaware Management Company
Goldman Sachs Asset Management, L.P.
LSV Asset Management
Montag and Caldwell, Inc.
Parametric Portfolio Associates
Quantitative Management Associates LLC

LARGE CAP DIVERSIFIED ALPHA FUND

Analytic Investors, Inc.
Aronson + Johnson + Ortiz, LP
Delaware Management Company
Enhanced Investment Technologies, LLC
Quantitative Management Associates LLC
Smith Breeden Associates, Inc.

SMALL CAP VALUE FUND

Artisan Partners Limited Partnership
BlackRock Capital Management, Inc.
David J. Greene and Company, LLC
LSV Asset Management
Lee Munder Investments, Ltd.


--------------------------------------------------------------------------------
186        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
Investment Sub-Adviser
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND (CONTINUED)

Martingale Asset Management, L.P.
PanAgora Asset Management, Inc.*
Robeco U.S.A., Inc.
Wellington Management Company, LLP

SMALL CAP GROWTH FUND

Delaware Management Company
Lee Munder Investments, Ltd.
Martingale Asset Management, L.P.
Mazama Capital Management, Inc.
McKinley Capital Management Inc.
PanAgora Asset Management, Inc.*
Wellington Management Company, LLP

TAX-MANAGED SMALL CAP FUND

BlackRock Capital Management, Inc.
David J. Greene and Company, LLC
Delaware Management Company
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Mazama Capital Management, Inc.
McKinley Capital Management Inc.
Parametric Portfolio Associates

SMALL/MID CAP DIVERSIFIED ALPHA FUND

Integrity Asset Management LLC
Los Angeles Capital Management and Equity Research, Inc.
Martingale Asset Management, L.P.
PanAgora Asset Management, Inc.
Smith Breeden Associates, Inc.
Wellington Management Company, LLP

MID-CAP FUND

Martingale Asset Management, L.P.

U.S. MANAGED VOLATILITY FUND

Aronson + Johnson + Ortiz, LP
Analytic Investors, Inc.

GLOBAL MANAGED VOLATILITY FUND

Acadian Asset Management, Inc.
Analytic Investors, Inc.

REAL ESTATE FUND

Security Capital Research and Management Incorporated
Wellington Management Company, LLP

ENHANCED INCOME FUND

Highland Capital Management, L.P.
Record Currency Management Limited
Wellington Management Company, LLP

CORE FIXED INCOME FUND

Metropolitan West Asset Management LLC
Smith Breeden Associates, Inc.
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited

HIGH YIELD BOND FUND

Ares Management LLC
J.P. Morgan Investment Management, Inc.
Nomura Corporate Research and Asset Management Inc.

*     As of March 31, 2007, these Managers were not yet funded.

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

PAYMENT BY AFFILIATE -- During the fiscal year ended September 30, 2006, the Core Fixed Income Fund was reimbursed by a sub-adviser, which was included in net investment income in the Statement of Changes, for sub-advisory fees received of $239,132. After terminating its sub-advisory agreement with the Fund the sub-adviser agreed to reimburse the Fund for sub-advisory fees received since their hiring in September 2005. During the fiscal year ended September 30, 2006, the High Yield Bond Fund was reimbursed by the sub-adviser, deemed as a "Payment by Affiliate" in the Statement of Changes, for losses incurred of $2,947 due to the sale of shares in a specific company in excess of the amount permitted under applicable Securities and Exchange Commission rules. This amount is included in the net realized and unrealized gain (loss) on investments section on the Statement of Operations. The reimbursement has no impact on the Fund's total return.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as each Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2007 were as follows ($ Thousands):

Large Cap Growth Fund                                                       $ 82
Tax-Managed Large Cap Fund                                                    22
Small Cap Value Fund                                                          96
Small Cap Growth Fund                                                         78
Tax-Managed Large Cap Fund                                                    22
Tax-Managed Small Cap Fund                                                    38
Real Estate Fund                                                              10
                                                                            ----
                                                                            $348
                                                                            ====

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the six month period ended March 31, 2007, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        187

March 31, 2007

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap Value, Tax-Managed Large Cap, Small Cap Value and Tax-Managed Small Cap Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2007 were as follows ($ Thousands):

Large Cap Value Fund                                                        $336
Tax-Managed Large Cap Fund                                                   134
Small Cap Value Fund                                                         155
Tax-Managed Small Cap Fund                                                    69
                                                                            ----
                                                                            $694
                                                                            ====

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the six month period ended March 31, 2007, can be found on the Statement of Operations.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- For management purposes, the Funds may invest in SEI money market funds. The Funds may also invest in the cash collateral from the securities lending program in the SEI Liquidity Fund LP.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2007 (Unaudited) and the year or period ended September 30, 2006

------------------------------------------------------------------------------------------------------------------------------
                                                                LARGE CAP               LARGE CAP            TAX-MANAGED
                                                                VALUE FUND             GROWTH FUND          LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------
                                                              10/1/06   10/1/05      10/1/06   10/1/05      10/1/06   10/1/05
                                                           to 3/31/07   9/30/06   to 3/31/07   9/30/06   to 3/31/07   9/30/06
------------------------------------------------------------------------------------------------------------------------------
Class A:
      Shares Issued                                            12,904    26,779       13,162    32,792       20,403    33,862
      Shares Issued in Lieu of Dividends & Distributions       15,969    14,126          251       300        1,251     1,534
      Shares Redeemed                                         (28,118)  (69,601)     (24,069)  (71,571)     (14,727)  (32,596)
-------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                     755   (28,696)     (10,656)  (38,479)       6,927     2,800
-------------------------------------------------------------------------------------------------------------------------------

   Class I:
      Shares Issued                                               284       465          207       383           --        --
      Shares Issued in Lieu of Dividends & Distributions          145        85           --        --           --        --
      Shares Redeemed                                            (323)     (322)        (285)     (535)          --        --
-------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                     106       228          (78)     (152)          --        --
-------------------------------------------------------------------------------------------------------------------------------

   Class Y:
      Shares Issued                                                --        --           --        --            7        14
      Shares Issued in Lieu of Dividends & Distributions           --        --           --        --            3         4
      Shares Redeemed                                              --        --           --        --          (24)      (89)
-------------------------------------------------------------------------------------------------------------------------------
   Total Class Y Transactions                                                --           --        --          (14)      (71)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Share Transactions          861   (28,468)     (10,734)  (38,631)       6,913     2,729
-------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.


--------------------------------------------------------------------------------
188        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                           LARGE CAP DIVERSIFIED        SMALL CAP              SMALL CAP
                                                               ALPHA FUND(1)            VALUE FUND            GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                              10/1/06   12/14/05      10/1/06   10/1/05      10/1/06   10/1/05
                                                           to 3/31/07    9/30/06   to 3/31/07   9/30/06   to 3/31/07   9/30/06
-------------------------------------------------------------------------------------------------------------------------------
Class A:
      Shares Issued                                            35,451    115,472        6,617    14,206        7,504    20,574
      Shares Issued in Lieu of Dividends & Distributions        1,643        576        5,245     5,563           --        --
      Shares Redeemed                                         (18,517)   (11,833)     (11,508)  (14,670)     (13,057)  (19,958)
-------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                  18,577    104,215          354     5,099       (5,553)      616
-------------------------------------------------------------------------------------------------------------------------------

   Class I:
      Shares Issued                                                56          2          158       263          101       228
      Shares Issued in Lieu of Dividends & Distributions           --         --           69        68           --        --
      Shares Redeemed                                             (21)        --         (158)     (248)        (139)     (205)
-------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                      35          2           69        83          (38)       23
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Share Transactions       18,612    104,217          423     5,182       (5,591)      639
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                      SMALL/MID CAP
                                     TAX-MANAGED       DIVERSIFIED         MID-CAP           U.S. MANAGED        GLOBAL MANAGED
                                    SMALL CAP FUND    ALPHA FUND(2)         FUND            VOLATILITY FUND    VOLATILITY FUND(3)
-----------------------------------------------------------------------------------------------------------------------------------
                                    10/1/06  10/1/05     12/20/06       10/1/06  10/1/05     10/1/06  10/1/05     10/1/06  7/27/06
                                 to 3/31/07  9/30/06   to 3/31/07    to 3/31/07  9/30/06  to 3/31/07  9/30/06  to 3/31/07  9/30/06
-----------------------------------------------------------------------------------------------------------------------------------
Class A:
      Shares Issued                   4,123    6,096      8,193           5,784    3,896      13,319   17,714      10,754    9,704
      Shares Issued in Lieu of
         Dividends &
         Distributions                1,681    1,122         29             293      342         842      366         204       --
      Shares Redeemed                (2,136)  (3,751)      (352)         (1,852)  (3,323)     (5,233)  (6,865)     (1,234)    (547)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions         3,668    3,467      7,870           4,225      915       8,928   11,215       9,724    9,157
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Capital
      Share Transactions              3,668    3,467      7,870           4,225      915       8,928   11,215       9,724    9,157
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                           REAL ESTATE             ENHANCED              CORE FIXED               HIGH YIELD
                                              FUND              INCOME FUND(3)           INCOME FUND              BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                         10/1/06   10/1/05      10/1/06   7/27/06      10/1/06    10/1/05      10/1/06    10/1/05
                                      to 3/31/07   9/30/06   to 3/31/07   9/30/06   to 3/31/07    9/30/06   to 3/31/07    9/30/06
----------------------------------------------------------------------------------------------------------------------------------
Class A:
      Shares Issued                        5,641     7,942       30,323    24,889       50,178    109,028       28,289     57,619
      Shares Issued in Lieu of
         Dividends & Distributions           635       375        1,255        --        9,325     19,036        5,128      9,708
      Shares Redeemed                     (4,199)   (4,351)      (6,619)   (1,550)     (55,230)  (103,170)     (18,743)  (128,063)
----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions              2,077     3,966       24,959    23,339        4,273     24,894       14,674    (60,736)
----------------------------------------------------------------------------------------------------------------------------------
   Class I:
      Shares Issued                           --        --           --        --          372        611           --         --
      Shares Issued in Lieu of
         Dividends & Distributions            --        --           --        --           31         58           --         --
      Shares Redeemed                         --        --           --        --         (414)      (549)          --         --
----------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                 --        --           --        --          (11)       120           --         --
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Capital Share Transactions           2,077     3,966       24,959    23,339        4,262     25,014       14,674    (60,736)
----------------------------------------------------------------------------------------------------------------------------------

(1) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.

(2) The Small/Mid Cap Diversified Alpha Fund commenced operations on December 20, 2006.

(3) The Global Managed Volatility and Enhanced Income Funds commenced operations on July 27, 2006.

Amounts designated as "--" are $0 or have been rounded to $0.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        189

March 31, 2007

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2007, were as follows:

-------------------------------------------------------------------------------------
                                          U.S. Gov't           Other           Total
                                       ($ Thousands)   ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
Purchases ..........................   $          --   $     610,571   $     610,571
Sales ..............................              --         978,408         978,408
LARGE CAP GROWTH FUND
Purchases ..........................              --         827,123         827,123
Sales ..............................              --       1,050,631       1,050,631
TAX-MANAGED LARGE CAP FUND
Purchases ..........................              --         667,021         667,021
Sales ..............................              --         638,623         638,623
LARGE CAP DIVERSIFIED ALPHA FUND
Purchases ..........................              --         669,356         669,356
Sales ..............................              --         545,156         545,156
SMALL CAP VALUE FUND
Purchases ..........................              --         556,676         556,676
Sales ..............................              --         672,988         672,988
SMALL CAP GROWTH FUND
Purchases ..........................              --         854,455         854,455
Sales ..............................              --         956,464         956,464
TAX-MANAGED SMALL CAP FUND
Purchases ..........................              --         152,813         152,813
Sales ..............................              --         122,200         122,200
SMALL/MID CAP DIVERSIFIED ALPHA FUND
Purchases ..........................              --          85,807          85,807
Sales ..............................              --          20,717          20,717
MID-CAP FUND
Purchases ..........................              --         151,256         151,256
Sales ..............................              --          72,585          72,585
U.S. MANAGED VOLATILITY FUND
Purchases ..........................              --         271,739         271,739
Sales ..............................              --         179,704         179,704
GLOBAL MANAGED VOLATILITY FUND
Purchases ..........................              --         193,863         193,863
Sales ..............................              --          96,075          96,075
REAL ESTATE FUND
Purchases ..........................              --         124,434         124,434
Sales ..............................              --          77,266          77,266
ENHANCED INCOME FUND
Purchases ..........................          23,733          96,829         120,562
Sales ..............................          11,905          12,304          24,209
CORE FIXED INCOME FUND
Purchases ..........................       7,853,285         705,687       8,558,972
Sales ..............................       7,769,499         803,156       8,572,655
HIGH YIELD BOND FUND
Purchases ..........................             903         627,430         628,333
Sales ..............................           2,296         517,366         519,662

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.


--------------------------------------------------------------------------------
190        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

The tax character of dividends and distributions paid during the years or period ended September 30, 2006 and September 30, 2005 was as follows:

----------------------------------------------------------------------------------------
                                               Ordinary       Long-term
                                                 Income    Capital Gain           Total
                                          ($ Thousands)   ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------------------------
Large Cap Value Fund               2006        $109,621        $203,649        $313,270
                                   2005          88,105           4,927          93,032
Large Cap Growth Fund              2006           6,263              --           6,263
                                   2005          17,915              --          17,915
Tax-Managed Large Cap Fund         2006          19,664              --          19,664
                                   2005          22,762              --          22,762
Large Cap Diversified Alpha Fund   2006           5,836              --           5,836
Small Cap Value Fund               2006          38,571          77,086         115,657
                                   2005          58,192          90,972         149,164
Small Cap Growth Fund              2006              --              --              --
                                   2005              --              --              --
Tax-Managed Small Cap Fund         2006           4,108          10,936          15,044
                                   2005           1,893          13,691          15,584
Mid-Cap Fund                       2006           4,046           3,186           7,232
                                   2005           2,402           3,479           5,881
U.S. Managed Volatility Fund       2006           4,098             102           4,200
                                   2005             635               6             641
Global Managed Volatility Fund     2006              --              --              --
Real Estate Fund                   2006           4,354           1,919           6,273
                                   2005           1,959             220           2,179
Enhanced Income Fund               2006              --              --              --
Core Fixed Income Fund             2006         194,350          13,007         207,357
                                   2005         171,693          23,897         195,590
High Yield Bond Fund               2006          89,029              --          89,029
                                   2005         100,331              --         100,331

As of September 30, 2006, the components of Distributable Earnings/(Accumulated Losses) were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                   Undistributed Undistributed       Capital           Post      Unrealized          Other                    Total
                        Ordinary     Long-Term          Loss        October    Appreciation      Temporary  Distributable Earnings/
                          Income  Capital Gain Carryforwards         Losses  (Depreciation)    Differences     (Accumulated Losses)
                   ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands)   ($ Thousands)  ($ Thousands)            ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value
   Fund                  $37,892      $265,434   $        --       $     --        $737,626       $     --               $1,040,952
Large Cap Growth
   Fund                      843            --    (1,283,428)       (28,217)        374,094             --                 (936,708)
Tax-Managed Large
   Cap Fund                5,081            --      (426,770)            --         470,018             (1)                  48,328
Large Cap
   Diversified Alpha
   Fund                    3,969         2,954            --             (1)         31,206            (61)                  38,067
Small Cap Value
   Fund                   20,231        85,277            --             --         155,011             --                  260,519
Small Cap Growth
   Fund                       --            --       (36,498)            --          30,207             --                   (6,291)
Tax-Managed Small
   Cap Fund                2,629        17,421            --             --          43,166             --                   63,216
Mid-Cap Fund                 371         5,399            --             --           7,785             --                   13,555
U.S. Managed
   Volatility Fund         4,375         3,837            --             --          15,534             --                   23,746
Global Managed
   Volatility Fund         1,264            15            --             --           2,151           (266)                   3,164
Real Estate Fund*            572         8,248            --             --          37,237             --                   46,057
Enhanced Income
   Fund                    2,456            --            --           (478)            748           (406)                   2,320
Core Fixed Income
   Fund                   17,472            --       (18,435)       (46,207)         18,099        (17,918)                 (46,989)
High Yield Bond
   Fund                    7,291            --      (133,914)       (30,072)         (9,221)        (6,793)                (172,709)

* Information reflects Fund activity based on Fund's December 31, 2005 tax reporting year.

Post October losses represent losses realized on investment transactions from November 1, 2005 through September 30, 2006 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

-----------------------------------------------------------------------------------------------------
                                                                                        Total Capital
                                  Expires        Expires        Expires        Expires           Loss
                                     2014           2012           2011           2010  Carryforwards
                            ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
-----------------------------------------------------------------------------------------------------
Large Cap Growth Fund             $    --        $ 7,113       $625,971       $650,344     $1,283,428
Tax-Managed Large Cap Fund             --         16,066        203,461        207,243        426,770
Small Cap Growth Fund                  --             --         36,498             --         36,498
Core Fixed Income Fund             18,435             --             --             --         18,435
High Yield Bond Fund                8,149             --         57,114         68,651        133,914
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        191

Notes to Financial Statements (Unaudited) (Concluded)

March 31, 2007

During the year ended September 30, 2006, the Large Cap Growth, Tax-Managed Large Cap and Small Cap Growth Funds utilized $104,070,991, $51,847,526 and $60,625,876, respectively, of capital loss carryforward to offset capital gains.

For Federal income tax purposes, the cost of securities owned at March 31, 2007, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2007, were as follows:

--------------------------------------------------------------------------------------------------
                                             Federal    Appreciated    Depreciated  Net Unrealized
                                            Tax Cost     Securities     Securities    Appreciation
                                       ($ Thousands)  ($ Thousands)  ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------------------
Large Cap Value Fund                      $3,302,389       $898,676       $(25,907)       $872,769
Large Cap Growth Fund                      3,260,538        632,228        (40,468)        591,760
Tax-Managed Large Cap Fund                 2,333,289        620,800        (14,433)        606,367
Large Cap Diversified Alpha Fund           1,483,860        124,644        (21,012)        103,632
Small Cap Value Fund                       1,300,703        247,120        (29,707)        217,413
Small Cap Growth Fund                      1,355,695        166,891        (50,080)        116,811
Tax-Managed Small Cap Fund                   442,586         75,547         (9,090)         66,457
Small/Mid Cap Diversified Alpha Fund          90,269          4,220         (2,544)          1,676
Mid-Cap Fund                                 168,732         22,294         (1,655)         20,639
U.S. Managed Volatility Fund                 391,941         44,973         (3,468)         41,505
Global Managed Volatility Fund               195,859         12,272         (2,803)          9,469
Real Estate                                  281,313         55,140           (112)         55,028
Enhanced Income Fund                         522,435          1,431           (179)          1,252
Core Fixed Income Fund                     6,060,925         56,428        (35,484)         20,944
High Yield Bond Fund                       1,336,721         29,522         (8,562)         20,960

7. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed
33 1/3% of the total asset value of the Fund (including the loan collateral).
No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days.

8. CONCENTRATIONS/RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income and High Yield Bond Funds' investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

9. LITIGATION

The Core Fixed Income Fund has participated as a plaintiff bond-holder, along with other institutional bondholders, in litigation against Duty Free International, British Airport Authority ("BAA") and other defendants relating to Notes issued by Duty Free International which are held by the Fund. BAA is the former parent company of Duty Free International. The plaintiffs in that action have since settled with all defendants with the exception of BAA. The litigation proceeded to jury trial against BAA in December, 2003, and the jury found against the plaintiffs on all counts. Plaintiffs subsequently appealed. In January 2006, the Court of Appeals ruled in favor of plantiffs and remanded for a new trial. The Core Fixed Income Fund is bearing its portion of the legal expenses associated with this litigation over and above the expense limitations of the Fund.


--------------------------------------------------------------------------------
192        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Funds will not be required to adopt FIN 48 until March 31, 2008. As of March 31, 2007, the Funds have not evaluated the impact that will result, if any, from adopting FIN 48.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        193

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


--------------------------------------------------------------------------------
194        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

                                    BEGINNING    ENDING                 EXPENSE
                                     ACCOUNT     ACCOUNT   ANNUALIZED     PAID
                                      VALUE       VALUE     EXPENSE     DURING
                                     10/1/06     3/31/07     RATIOS     PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,093.00     0.86%      $4.49
Class I Shares                      $1,000.00   $1,091.60     1.11%      $5.79
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,020.64     0.86%      $4.33
Class I Shares                      $1,000.00   $1,019.40     1.11%      $5.59
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,065.90     0.86%      $4.43
Class I Shares                      $1,000.00   $1,064.00     1.11%      $5.71
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,020.64     0.86%      $4.33
Class I Shares                      $1,000.00   $1,019.40     1.11%      $5.59
--------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,077.60     0.86%      $4.45
Class Y Shares                      $1,000.00   $1,079.70     0.56%      $2.90
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,020.64     0.86%      $4.33
Class Y Shares                      $1,000.00   $1,022.14     0.56%      $2.82
--------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,088.70     1.03%      $5.36
Class I Shares                      $1,000.00   $1,087.30     1.26%      $6.56
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.80     1.03%      $5.19
Class I Shares                      $1,000.00   $1,018.65     1.26%      $6.34
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,131.70     1.11%      $5.90
Class I Shares                      $1,000.00   $1,130.20     1.36%      $7.22
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.40     1.11%      $5.59
Class I Shares                      $1,000.00   $1,018.15     1.36%      $6.84
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,111.00     1.11%      $5.84
Class I Shares                      $1,000.00   $1,109.20     1.36%      $7.15
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.40     1.11%      $5.59
Class I Shares                      $1,000.00   $1,018.15     1.36%      $6.84
--------------------------------------------------------------------------------
TAX-MANAGED SMALL CAP FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,116.10     1.11%      $5.86
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.40     1.11%      $5.59
--------------------------------------------------------------------------------
MID-CAP FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,154.10     1.01%      $5.42
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.90     1.01%      $5.09
--------------------------------------------------------------------------------
U.S. MANAGED VOLATILITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,100.10     1.11%      $5.81
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.40     1.11%      $5.59

                                    BEGINNING    ENDING                 EXPENSE
                                     ACCOUNT     ACCOUNT   ANNUALIZED    PAID
                                      VALUE       VALUE     EXPENSE      DURING
                                     10/1/06     3/31/07     RATIOS     PERIOD*
--------------------------------------------------------------------------------
GLOBAL MANAGED VOLATILITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,089.00     1.10%      $2.08
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.45     1.10%      $5.54
--------------------------------------------------------------------------------
REAL ESTATE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,135.70     1.11%      $5.91
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.40     1.11%      $5.59
--------------------------------------------------------------------------------
ENHANCED INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,032.20     0.60%      $1.10
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,021.94     0.60%      $3.02
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,029.10     0.64%      $3.24
Class I Shares                      $1,000.00   $1,027.80     0.89%      $4.50
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,021.74     0.64%      $3.23
Class I Shares                      $1,000.00   $1,020.49     0.89%      $4.48
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,069.40     0.86%      $4.44
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,020.64     0.86%      $4.33

--------------------------------------------------------------------------------
                                    BEGINNING    ENDING                 EXPENSE
                                     ACCOUNT     ACCOUNT   ANNUALIZED    PAID
                                      VALUE       VALUE     EXPENSE     DURING
                                    12/20/06(1)  3/31/07     RATIOS     PERIOD
--------------------------------------------------------------------------------
SMALL/MID CAP DIVERSIFIED ALPHA FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,029.80     1.22%     $3.46**
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,018.85     1.22%     $6.14*

(1)  Date of inception.

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 102/365 (to reflect the period since inception).


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        195

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

The SEI Institutional Managed Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.


--------------------------------------------------------------------------------
196        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

At the December 7, 2006, December 8, 2006 and March 14, 2007 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o the Funds' investment performance and how it compared to that of other comparable mutual funds;

o the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007        197

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
198        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2007

Notes

Notes

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2007

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

[LOGO]
   SEI New ways.
       New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456  1.800.DIAL.SEI (1.800.342.5734)

SEI-F-092 (3/07)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Institutional Managed Trust


By (Signature and Title)*                     /s/ Robert A. Nesher
                                              ---------------------------------
                                              Robert A. Nesher, President & CEO

Date:  May 26, 2007






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -----------------------------------
                                             Robert A. Nesher, President & CEO

Date:  May 26, 2007


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date:  May 26, 2007
* Print the name and title of each signing officer under his or her signature.